UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders February 28, 2023

BSCN	Invesco BulletShares 2023 Corporate Bond ETF

BSCO	Invesco BulletShares 2024 Corporate Bond ETF

BSCP	Invesco BulletShares 2025 Corporate Bond ETF

BSCQ	Invesco BulletShares 2026 Corporate Bond ETF

BSCR	Invesco BulletShares 2027 Corporate Bond ETF

BSCS	Invesco BulletShares 2028 Corporate Bond ETF

BSCT	Invesco BulletShares 2029 Corporate Bond ETF

BSCU	Invesco BulletShares 2030 Corporate Bond ETF

BSCV	Invesco BulletShares 2031 Corporate Bond ETF

BSCW	Invesco BulletShares 2032 Corporate Bond ETF

BSJN	Invesco BulletShares 2023 High Yield Corporate Bond ETF

BSJO	Invesco BulletShares 2024 High Yield Corporate Bond ETF

BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF

BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF

BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF

BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF

BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF

BSJU	Invesco BulletShares 2030 High Yield Corporate Bond ETF

BSMN	Invesco BulletShares 2023 Municipal Bond ETF

BSMO	Invesco BulletShares 2024 Municipal Bond ETF

BSMP	Invesco BulletShares 2025 Municipal Bond ETF

BSMQ	Invesco BulletShares 2026 Municipal Bond ETF

BSMR	Invesco BulletShares 2027 Municipal Bond ETF

BSMS	Invesco BulletShares 2028 Municipal Bond ETF

BSMT	Invesco BulletShares 2029 Municipal Bond ETF

BSMU	Invesco BulletShares 2030 Municipal Bond ETF

BSMV	Invesco BulletShares 2031 Municipal Bond ETF

BSMW	Invesco BulletShares 2032 Municipal Bond ETF

BSCE	Invesco BulletShares 2023 USD Emerging Markets Debt ETF

BSDE	Invesco BulletShares 2024 USD Emerging Markets Debt ETF

2

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-90.98%
Aerospace & Defense-1.89%
Boeing Co. (The), 4.51%, 05/01/2023	$27,040,000	$27,002,553
General Dynamics Corp.
3.38%, 05/15/2023	7,763,000	7,732,437
1.88%, 08/15/2023	5,116,000	5,039,217
Northrop Grumman Corp., 3.25%, 08/01/2023	11,863,000	11,789,828

		51,564,035

Air Freight & Logistics-0.39%
United Parcel Service, Inc., 2.50%, 04/01/2023	10,779,000	10,754,194

Automobiles-6.34%
American Honda Finance Corp.
1.95%, 05/10/2023	10,460,000	10,393,956
0.88%, 07/07/2023	12,860,000	12,674,963
3.45%, 07/14/2023	4,510,000	4,481,614
0.65%, 09/08/2023	7,772,000	7,589,475
General Motors Co., 4.88%, 10/02/2023	13,520,000	13,532,844
General Motors Financial Co., Inc.
3.70%, 05/09/2023	12,388,000	12,351,324
4.25%, 05/15/2023	7,700,000	7,683,502
4.15%, 06/19/2023	10,340,000	10,301,330
1.70%, 08/18/2023	13,930,000	13,670,109
Stellantis N.V., 5.25%, 04/15/2023	15,390,000	15,366,530
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	6,883,000	6,838,084
Toyota Motor Credit Corp.
2.90%, 03/30/2023	18,800,000	18,766,700
0.40%, 04/06/2023	11,300,000	11,245,982
0.50%, 08/14/2023	12,800,000	12,539,119
1.35%, 08/25/2023	10,284,000	10,094,118
2.25%, 10/18/2023	5,540,000	5,449,233

		172,978,883

Banks-13.49%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	12,900,000	12,880,281
Bank of America Corp., 4.10%, 07/24/2023	20,690,000	20,597,514
Bank of Montreal (Canada), 0.45%, 12/08/2023	9,320,000	8,970,877
Bank of Nova Scotia (The) (Canada), 0.40%, 09/15/2023	12,360,000	12,040,451
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023	10,351,000	10,244,954
Citigroup, Inc.
3.50%, 05/15/2023	11,361,000	11,322,139
3.88%, 10/25/2023	10,082,000	9,997,543
Comerica, Inc., 3.70%, 07/31/2023	8,788,000	8,721,744
Cooperatieve Rabobank U.A. (Netherlands), 4.63%, 12/01/2023	6,600,000	6,560,197
Fifth Third Bancorp, 1.63%, 05/05/2023	5,172,000	5,139,206
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	20,790,000	20,711,734
Huntington National Bank (The), 3.55%, 10/06/2023	7,680,000	7,603,293

	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.38%, 05/01/2023	$20,648,000	$20,587,903
2.70%, 05/18/2023	18,279,000	18,181,913
KeyBank N.A.
3.38%, 03/07/2023	5,010,000	5,008,317
1.25%, 03/10/2023	7,631,000	7,624,284
M&T Bank Corp., 3.55%, 07/26/2023	5,187,000	5,148,170
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	13,961,000	13,961,000
3.76%, 07/26/2023	22,394,000	22,251,516
2.53%, 09/13/2023	4,862,000	4,785,700
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	8,317,000	8,315,669
NatWest Group PLC (United Kingdom)
3.88%, 09/12/2023	12,028,000	11,913,036
6.00%, 12/19/2023	6,840,000	6,850,274
PNC Bank N.A.
3.50%, 06/08/2023	7,950,000	7,914,031
3.80%, 07/25/2023	7,710,000	7,668,280
Royal Bank of Canada (Canada), 0.50%, 10/26/2023	13,951,000	13,526,101
Sumitomo Mitsui Banking Corp. (Japan), 3.95%, 07/19/2023	7,270,000	7,236,554
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.75%, 07/19/2023	7,770,000	7,724,470
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	16,578,000	16,471,062
Truist Bank
1.25%, 03/09/2023	12,910,000	12,899,679
2.75%, 05/01/2023	5,511,000	5,488,040
U.S. Bank N.A., 3.40%, 07/24/2023	14,117,000	14,017,292
Wells Fargo & Co., 4.13%, 08/15/2023	15,541,000	15,472,501

		367,835,725

Beverages-2.02%
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	14,645,000	14,584,800
3.50%, 09/18/2023	5,173,000	5,123,813
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	4,507,000	4,439,037
PepsiCo, Inc.
2.75%, 03/01/2023	13,127,000	13,127,000
0.75%, 05/01/2023	10,309,000	10,239,275
0.40%, 10/07/2023	7,763,000	7,541,241

		55,055,166

Biotechnology-1.94%
AbbVie, Inc., 2.85%, 05/14/2023	10,431,000	10,386,123
Amgen, Inc., 2.25%, 08/19/2023	8,760,000	8,641,074
Gilead Sciences, Inc.
2.50%, 09/01/2023	7,723,000	7,613,770
0.75%, 09/29/2023	15,514,000	15,107,329
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	11,361,000	11,194,393

		52,942,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Capital Markets-5.33%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	$8,700,000	$8,634,514
Bank of New York Mellon Corp. (The)
3.50%, 04/28/2023	7,862,000	7,842,184
3.45%, 08/11/2023	8,718,000	8,651,982
2.20%, 08/16/2023	12,908,000	12,730,192
0.35%, 12/07/2023	8,760,000	8,439,125
Credit Suisse AG (Switzerland)
1.00%, 05/05/2023	17,512,000	17,332,748
0.52%, 08/09/2023	12,740,000	12,327,588
Goldman Sachs Group, Inc. (The)
0.52%, 03/08/2023	7,083,000	7,077,182
1.22%, 12/06/2023	19,600,000	19,007,942
Morgan Stanley, 4.10%, 05/22/2023	20,690,000	20,644,873
State Street Corp.
3.10%, 05/15/2023	11,350,000	11,298,695
3.70%, 11/20/2023	11,360,000	11,232,903

		145,219,928

Chemicals-0.89%
Ecolab, Inc., 0.90%, 12/15/2023	5,187,000	5,015,429
LYB International Finance B.V., 4.00%, 07/15/2023	5,037,000	5,013,375
Mosaic Co. (The), 4.25%, 11/15/2023	9,324,000	9,254,967
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,139,000	5,101,166

		24,384,937

Commercial Services & Supplies-0.22%
Waste Management, Inc., 2.40%, 05/15/2023	6,118,000	6,080,929

Communications Equipment-0.28%
Cisco Systems, Inc., 2.20%, 09/20/2023	7,760,000	7,640,245

Construction Materials-0.30%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023	8,245,000	8,106,018

Consumer Finance-1.85%
Ally Financial, Inc.
3.05%, 06/05/2023	8,210,000	8,155,071
1.45%, 10/02/2023	13,120,000	12,790,475
American Express Co., 0.75%, 11/03/2023	9,210,000	8,936,760
Capital One Financial Corp.
2.60%, 05/11/2023	11,974,000	11,915,860
3.50%, 06/15/2023	8,661,000	8,620,650

		50,418,816

Diversified Financial Services-2.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	13,927,000	13,833,812
1.15%, 10/29/2023	18,074,000	17,542,757
Berkshire Hathaway, Inc., 2.75%, 03/15/2023	18,388,000	18,372,039
Jackson Financial, Inc., 1.13%, 11/22/2023	7,128,000	6,909,738

		56,658,346

	Principal Amount	Value
Electric Utilities-3.90%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	$5,577,000	$5,571,733
3.05%, 03/15/2023	4,586,000	4,582,263
Entergy Louisiana LLC, 0.62%, 11/17/2023	6,868,000	6,641,648
Florida Power & Light Co., 2.75%, 06/01/2023	5,207,000	5,176,497
Georgia Power Co., Series A, 2.10%, 07/30/2023	7,374,000	7,276,390
NextEra Energy Capital Holdings, Inc., 0.65%, 03/01/2023	20,868,000	20,868,000
OGE Energy Corp., 0.70%, 05/26/2023	5,177,000	5,120,672
Oklahoma Gas and Electric Co., 0.55%, 05/26/2023	4,577,000	4,527,339
Pacific Gas and Electric Co.
4.25%, 08/01/2023	5,176,000	5,149,029
1.70%, 11/15/2023	9,326,000	9,055,334
Southern California Edison Co., Series C, 3.50%, 10/01/2023	6,218,000	6,146,151
Southern Co. (The), 2.95%, 07/01/2023 .	13,322,000	13,212,261
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	8,102,000	8,094,568
Xcel Energy, Inc., 0.50%, 10/15/2023	5,147,000	4,996,849

		106,418,734

Electrical Equipment-0.25%
Rockwell Automation, Inc., 0.35%, 08/15/2023	6,854,000	6,704,540

Energy Equipment & Services-0.84%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/2023	7,723,000	7,485,162
Schlumberger Investment S.A., 3.65%, 12/01/2023	15,535,000	15,349,494

		22,834,656

Entertainment-0.29%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	8,022,000	8,017,640

Equity REITs-0.97%
American Tower Corp., 3.00%, 06/15/2023	7,226,000	7,175,215
Boston Properties L.P., 3.13%, 09/01/2023	4,547,000	4,483,358
Crown Castle, Inc., 3.15%, 07/15/2023	7,760,000	7,699,228
Simon Property Group L.P., 2.75%, 06/01/2023	7,210,000	7,163,421

		26,521,222

Food & Staples Retailing-2.20%
Kroger Co. (The), 3.85%, 08/01/2023	7,233,000	7,215,240
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023	9,760,000	9,467,617
Walmart, Inc.
2.55%, 04/11/2023	18,100,000	18,046,246
3.40%, 06/26/2023	25,470,000	25,322,776

		60,051,879

Food Products-1.04%
Campbell Soup Co., 3.65%, 03/15/2023	7,361,000	7,357,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Food Products-(continued)
Conagra Brands, Inc., 0.50%, 08/11/2023	$5,187,000	$5,077,352
General Mills, Inc., 5.24%, 11/18/2025	4,600,000	4,574,419
Hershey Co. (The), 3.38%, 05/15/2023	4,643,000	4,626,148
Kellogg Co., 2.65%, 12/01/2023	6,694,000	6,610,037

		28,245,602

Gas Utilities-0.80%
Atmos Energy Corp., 0.63%, 03/09/2023	12,061,000	12,049,565
CenterPoint Energy Resources Corp., 0.70%, 03/02/2023	6,602,000	6,602,000
National Fuel Gas Co., 3.75%, 03/01/2023	3,095,000	3,095,000

		21,746,565

Health Care Equipment & Supplies-1.00%
Abbott Laboratories, 3.40%, 11/30/2023	10,893,000	10,767,731
Baxter International, Inc., 0.87%, 12/01/2023	9,768,000	9,429,487
Stryker Corp., 0.60%, 12/01/2023	7,206,000	6,958,843

		27,156,061

Health Care Providers & Services-3.23%
Aetna, Inc., 2.80%, 06/15/2023	13,491,000	13,395,606
AmerisourceBergen Corp., 0.74%, 03/15/2023	6,177,000	6,165,873
Cardinal Health, Inc., 3.20%, 03/15/2023	6,233,000	6,228,775
Cigna Group (The)
3.00%, 07/15/2023	8,820,000	8,737,034
3.75%, 07/15/2023	12,291,000	12,207,146
CVS Health Corp., 4.00%, 12/05/2023	4,276,000	4,240,727
Elevance Health, Inc., 0.45%, 03/15/2023	6,677,000	6,665,881
Humana, Inc., 0.65%, 08/03/2023	15,521,000	15,217,652
UnitedHealth Group, Inc.
2.88%, 03/15/2023	6,830,000	6,824,395
3.50%, 06/15/2023	8,460,000	8,424,132

		88,107,221

Hotels, Restaurants & Leisure-1.49%
Booking Holdings, Inc., 2.75%, 03/15/2023	4,569,000	4,564,931
Hyatt Hotels Corp., 1.30%, 10/01/2023	8,000,000	7,819,025
McDonald’s Corp., 3.35%, 04/01/2023	10,340,000	10,321,903
Starbucks Corp.
3.10%, 03/01/2023	10,340,000	10,340,000
3.85%, 10/01/2023	7,710,000	7,650,227

		40,696,086

Household Products-0.41%
Procter & Gamble Co. (The), 3.10%, 08/15/2023	11,319,000	11,220,804

Industrial Conglomerates-0.24%
3M Co., 2.25%, 03/15/2023	6,477,000	6,470,214

Insurance-0.57%
Allstate Corp. (The), 3.15%, 06/15/2023	5,205,000	5,177,580

	Principal Amount	Value
Insurance-(continued)
Lincoln National Corp., 4.00%, 09/01/2023	$5,170,000	$5,130,345
Loews Corp., 2.63%, 05/15/2023	5,177,000	5,150,418

		15,458,343

Internet & Direct Marketing Retail-0.75%
Amazon.com, Inc.
0.25%, 05/12/2023	10,304,000	10,208,976
0.40%, 06/03/2023	10,310,000	10,190,459

		20,399,435

IT Services-1.40%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	7,718,000	7,718,000
Global Payments, Inc.
3.75%, 06/01/2023	4,956,000	4,932,449
4.00%, 06/01/2023	5,726,000	5,699,996
International Business Machines Corp., 3.38%, 08/01/2023	15,521,000	15,407,188
PayPal Holdings, Inc., 1.35%, 06/01/2023	4,355,000	4,311,083

		38,068,716

Life Sciences Tools & Services-0.87%
Illumina, Inc., 0.55%, 03/23/2023	4,577,000	4,563,523
PerkinElmer, Inc., 0.55%, 09/15/2023	4,842,000	4,720,215
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	14,965,000	14,546,052

		23,829,790

Machinery-3.14%
Caterpillar Financial Services Corp.
0.25%, 03/01/2023	10,344,000	10,344,000
3.45%, 05/15/2023	5,207,000	5,190,718
0.65%, 07/07/2023	10,524,000	10,366,559
0.45%, 09/14/2023	10,274,000	10,020,594
3.75%, 11/24/2023	4,575,000	4,533,929
CNH Industrial Capital LLC, 1.95%, 07/02/2023	6,227,000	6,153,001
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	6,222,000	6,190,511
Cummins, Inc., 3.65%, 10/01/2023	5,180,000	5,143,600
John Deere Capital Corp.
2.80%, 03/06/2023	10,344,000	10,341,056
1.20%, 04/06/2023	5,877,000	5,853,203
0.40%, 10/10/2023	4,497,000	4,365,181
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	7,267,000	7,245,241

		85,747,593

Media-0.38%
Time Warner Cable Enterprises LLC, 8.38%, 03/15/2023	10,340,000	10,347,957

Metals & Mining-0.38%
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	10,294,000	10,292,353

Multi-Utilities-1.32%
Black Hills Corp., 4.25%, 11/30/2023	5,447,000	5,395,965
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	5,943,000	5,741,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Multi-Utilities-(continued)
Delmarva Power & Light Co., 3.50%, 11/15/2023	$5,126,000	$5,060,920
Public Service Electric & Gas Co., 2.38%, 05/15/2023	5,187,000	5,157,391
Public Service Enterprise Group, Inc., 0.84%, 11/08/2023	6,830,000	6,615,492
WEC Energy Group, Inc., 0.55%, 09/15/2023	8,201,000	7,987,807

		35,959,261

Oil, Gas & Consumable Fuels-7.28%
Chevron Corp., 1.14%, 05/11/2023	12,404,000	12,310,570
Chevron USA, Inc., 0.43%, 08/11/2023	5,210,000	5,106,790
Continental Resources, Inc., 4.50%, 04/15/2023	6,580,000	6,569,450
Enbridge, Inc. (Canada)
4.00%, 10/01/2023	8,258,000	8,188,688
0.55%, 10/04/2023	5,207,000	5,055,494
Energy Transfer L.P., Series 5Y, 4.20%, 09/15/2023	4,568,000	4,537,373
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	6,154,000	6,110,032
Enterprise Products Operating LLC, 3.35%, 03/15/2023	13,127,000	13,117,653
EOG Resources, Inc., 2.63%, 03/15/2023	12,930,000	12,917,853
EQT Corp., 5.68%, 10/01/2025	4,555,000	4,500,341
Exxon Mobil Corp.
2.73%, 03/01/2023	12,930,000	12,930,000
1.57%, 04/15/2023	28,444,000	28,318,241
Kinder Morgan Energy Partners L.P., 3.50%, 09/01/2023	6,408,000	6,353,906
MPLX L.P., 4.50%, 07/15/2023	11,230,000	11,191,064
ONEOK, Inc., 7.50%, 09/01/2023	4,580,000	4,601,558
Pioneer Natural Resources Co., 0.55%, 05/15/2023	7,370,000	7,298,432
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	8,260,000	8,173,650
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023	10,044,000	9,809,955
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	6,468,000	6,546,489
TotalEnergies Capital Canada Ltd. (France), 2.75%, 07/15/2023	11,344,000	11,241,047
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	6,630,000	6,562,611
Williams Cos., Inc. (The), 4.50%, 11/15/2023	7,209,000	7,168,487

		198,609,684

Personal Products-0.38%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023	5,000,000	4,994,905
0.38%, 09/14/2023	5,587,000	5,445,065

		10,439,970

	Principal Amount	Value
Pharmaceuticals-5.18%
AstraZeneca PLC (United Kingdom)
0.30%, 05/26/2023	$14,425,000	$14,269,622
3.50%, 08/17/2023	8,773,000	8,697,514
Bristol-Myers Squibb Co.
3.25%, 11/01/2023	4,575,000	4,517,132
0.54%, 11/13/2023	15,631,000	15,125,102
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	12,947,000	12,593,994
Johnson & Johnson
2.05%, 03/01/2023	4,577,000	4,577,000
3.38%, 12/05/2023	8,291,000	8,226,382
Merck & Co., Inc., 2.80%, 05/18/2023	18,104,000	18,012,025
Mylan, Inc., 4.20%, 11/29/2023	4,507,000	4,466,222
Pfizer, Inc.
3.00%, 06/15/2023	11,274,000	11,205,786
3.20%, 09/15/2023	11,300,000	11,183,785
Royalty Pharma PLC, 0.75%, 09/02/2023	11,343,000	11,066,114
Sanofi, 3.38%, 06/19/2023	11,342,000	11,298,553
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	6,038,000	5,981,013

		141,220,244

Professional Services-0.23%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	6,256,000	6,205,978

Road & Rail-0.82%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	6,402,000	6,397,026
3.85%, 09/01/2023	8,212,000	8,158,047
Union Pacific Corp., 3.50%, 06/08/2023	7,720,000	7,683,762

		22,238,835

Semiconductors & Semiconductor Equipment-1.29%
Microchip Technology, Inc., 2.67%, 09/01/2023	11,344,000	11,172,247
NVIDIA Corp., 0.31%, 06/15/2023	13,927,000	13,765,390
Skyworks Solutions, Inc., 0.90%, 06/01/2023	5,170,000	5,104,250
Texas Instruments, Inc., 2.25%, 05/01/2023	5,208,000	5,181,889

		35,223,776

Software-3.90%
Intuit, Inc., 0.65%, 07/15/2023	5,171,000	5,078,536
Microsoft Corp.
2.38%, 05/01/2023	10,300,000	10,254,367
2.00%, 08/08/2023	15,521,000	15,319,316
3.63%, 12/15/2023	13,520,000	13,372,872
Oracle Corp.
3.63%, 07/15/2023	10,340,000	10,284,395
2.40%, 09/15/2023	25,765,000	25,351,776
Roper Technologies, Inc., 3.65%, 09/15/2023	6,562,000	6,493,477
salesforce.com, inc., 3.25%, 04/11/2023	9,148,000	9,128,697
VMware, Inc., 0.60%, 08/15/2023	11,342,000	11,096,857

		106,380,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Specialty Retail-1.52%
AutoZone, Inc., 3.13%, 07/15/2023	$5,200,000	$5,156,578
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	10,220,000	10,213,673
Home Depot, Inc. (The), 2.70%, 04/01/2023	10,540,000	10,518,239
Leidos, Inc., 2.95%, 05/15/2023	5,147,000	5,120,432
Lowe’s Cos., Inc., 3.88%, 09/15/2023	5,200,000	5,169,744
TJX Cos., Inc. (The), 2.50%, 05/15/2023	5,200,000	5,174,609

		41,353,275

Technology Hardware, Storage & Peripherals-4.00%
Apple, Inc.
2.40%, 05/03/2023	57,488,000	61,470,987
0.75%, 05/11/2023	22,648,000	22,459,133
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	11,344,000	11,315,113
4.45%, 10/02/2023	13,927,000	13,839,217

		109,084,450

Textiles, Apparel & Luxury Goods-0.17%
NIKE, Inc., 2.25%, 05/01/2023	4,540,000	4,519,580

Tobacco-1.09%
Philip Morris International, Inc.
2.63%, 03/06/2023	6,204,000	6,202,383
1.13%, 05/01/2023	7,760,000	7,704,649
2.13%, 05/10/2023	5,177,000	5,148,318
3.60%, 11/15/2023	5,147,000	5,096,348
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	5,686,000	5,667,033

		29,818,731

	Principal Amount	Value
Trading Companies & Distributors-0.47%
Air Lease Corp.
3.88%, 07/03/2023	$5,207,000	$5,181,195
3.00%, 09/15/2023	7,760,000	7,661,032

		12,842,227

Wireless Telecommunication Services-2.16%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	4,803,000	4,798,663
4.10%, 10/01/2023	9,810,000	9,742,823
Sprint LLC, 7.88%, 09/15/2023	44,029,000	44,479,816

		59,021,302

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,503,482,260)		2,480,892,928

	Shares
Money Market Funds-10.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(b)(c) (Cost $286,952,040)	286,952,040	286,952,040

TOTAL INVESTMENTS IN SECURITIES-101.50% (Cost $2,790,434,300)		2,767,844,968
OTHER ASSETS LESS LIABILITIES-(1.50)%		(40,809,724)

NET ASSETS-100.00%		$2,727,035,244

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$23,958,894	$587,018,669	$(324,025,523)	$ -	$ -	$286,952,040	$1,576,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$20,560,182	$64,217,296	$(84,777,478)	$-	$-	$-	$344,638	*

Invesco Private Prime Fund	52,869,041	143,288,561	(196,165,355)	(3,597)	11,350	-	926,345	*

Total	$97,388,117	$794,524,526	$(604,968,356)	$(3,597)	$11,350	$286,952,040	$2,847,209

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	23.32

Health Care	12.22

Information Technology	10.87

Consumer Discretionary	10.27

Energy	8.12

Industrials	7.65

Consumer Staples	7.14

Utilities	6.02

Sector Types Each Less Than 3%	5.37

Money Market Funds Plus Other Assets Less Liabilities	9.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.04%
Aerospace & Defense-1.68%
Boeing Co. (The)
1.95%, 02/01/2024(b)	$12,330,000	$11,911,163
1.43%, 02/04/2024	36,980,000	35,569,698
General Dynamics Corp., 2.38%, 11/15/2024	6,160,000	5,869,614
Howmet Aerospace, Inc., 5.13%, 10/01/2024	13,180,000	13,046,882

		66,397,357

Air Freight & Logistics-0.15%
United Parcel Service, Inc., 2.80%, 11/15/2024	6,300,000	6,069,250

Airlines-0.27%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	11,200,000	10,666,964

Auto Components-0.23%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	9,242,000	9,027,758

Automobiles-4.75%
American Honda Finance Corp.
2.90%, 02/16/2024	6,165,000	6,019,244
2.40%, 06/27/2024	6,160,000	5,933,299
0.55%, 07/12/2024	11,090,000	10,399,945
0.75%, 08/09/2024	12,327,000	11,563,245
2.15%, 09/10/2024	9,242,000	8,822,489
General Motors Financial Co., Inc.
1.05%, 03/08/2024	10,475,000	10,007,460
3.95%, 04/13/2024	15,410,000	15,117,195
1.20%, 10/15/2024(b)	10,475,000	9,740,619
3.50%, 11/07/2024(b)	9,242,000	8,922,629
PACCAR Financial Corp., 3.15%, 06/13/2024	6,190,000	6,032,475
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024(b)	15,410,000	14,694,332
2.36%, 07/02/2024	6,200,000	5,969,954
Toyota Motor Credit Corp.
0.45%, 01/11/2024	12,659,000	12,149,791
2.50%, 03/22/2024(b)	14,790,000	14,373,594
2.90%, 04/17/2024	6,160,000	6,002,430
0.50%, 06/18/2024	10,475,000	9,864,127
0.63%, 09/13/2024(b)	12,401,000	11,582,052
4.40%, 09/20/2024	15,410,000	15,238,891
2.00%, 10/07/2024(b)	6,115,000	5,817,360

		188,251,131

Banks-18.23%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024	18,518,000	18,132,487
Bank of America Corp.
4.13%, 01/22/2024(b)	30,816,000	30,508,594
4.00%, 04/01/2024(b)	28,413,000	27,996,471
4.20%, 08/26/2024	36,978,000	36,277,336
Bank of Montreal (Canada)
2.15%, 03/08/2024(b)	15,351,000	14,859,040
5.20%, 12/12/2024(b)	12,330,000	12,299,257
Series H, 4.25%, 09/14/2024	18,484,000	18,166,284

	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada)
2.44%, 03/11/2024(b)	$11,096,000	$10,781,461
5.25%, 12/06/2024	12,321,000	12,303,419
Barclays Bank PLC, 3.75%, 05/15/2024	7,280,000	7,129,578
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	15,330,000	14,966,691
BNP Paribas S.A. (France), 4.25%, 10/15/2024	12,360,000	12,074,193
BPCE S.A. (France), 4.00%, 04/15/2024	18,380,000	18,063,915
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024(b)	8,011,000	7,467,110
Citigroup, Inc.
3.75%, 06/16/2024(b)	7,679,000	7,526,663
4.00%, 08/05/2024(b)	9,249,000	9,102,867
Cooperatieve Rabobank U.A. (Netherlands)
0.38%, 01/12/2024	9,250,000	8,877,342
3.88%, 08/22/2024(b)	12,300,000	12,063,009
Fifth Third Bancorp, 4.30%, 01/16/2024	9,242,000	9,139,493
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	24,740,000	24,375,377
HSBC USA, Inc.
3.75%, 05/24/2024	12,350,000	12,095,215
3.50%, 06/23/2024(b)	9,200,000	8,972,838
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	7,934,000	7,894,803
JPMorgan Chase & Co.
3.88%, 02/01/2024	18,493,000	18,205,045
3.63%, 05/13/2024(b)	24,649,000	24,213,459
3.88%, 09/10/2024(b)	36,978,000	36,110,202
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024(b)	12,270,000	12,036,588
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	12,361,000	11,911,561
National Bank of Canada (Canada), 0.75%, 08/06/2024(b)	6,100,000	5,715,520
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	10,624,000	10,536,115
PNC Bank N.A.
2.50%, 08/27/2024	7,350,000	7,065,672
3.30%, 10/30/2024	6,055,000	5,870,437
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024(b)	9,242,000	9,092,174
2.20%, 11/01/2024(b)	8,009,000	7,645,431
Royal Bank of Canada (Canada)
3.97%, 07/26/2024	18,484,000	18,130,112
0.65%, 07/29/2024	10,475,000	9,807,194
5.66%, 10/25/2024(b)	14,170,000	14,273,249
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024(b)	12,229,000	12,067,014
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024(b)	6,202,000	6,124,410
3.40%, 07/11/2024(b)	6,133,000	5,966,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024	$6,240,000	$5,984,123
2.70%, 07/16/2024	24,740,000	23,821,394
2.45%, 09/27/2024	12,360,000	11,791,455
Toronto-Dominion Bank (The) (Canada)
2.35%, 03/08/2024(b)	18,484,000	17,928,531
4.29%, 09/13/2024	18,484,000	18,204,859
1.25%, 12/13/2024(b)	6,109,000	5,687,734
Truist Bank, 2.15%, 12/06/2024	15,440,000	14,649,371
Truist Financial Corp., 2.85%, 10/26/2024	12,329,000	11,914,119
U.S. Bancorp
3.70%, 01/30/2024	9,242,000	9,098,839
3.60%, 09/11/2024(b)	12,329,000	12,039,163
Wells Fargo & Co.
4.48%, 01/16/2024	8,904,000	8,829,356
3.30%, 09/09/2024(b)	27,732,000	26,931,606

		722,724,310

Beverages-1.37%
Coca-Cola Co. (The), 1.75%, 09/06/2024(b)	12,330,000	11,841,803
Constellation Brands, Inc., 3.60%, 05/09/2024(b)	6,796,000	6,660,298
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024(b)	7,500,000	7,130,033
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	14,174,000	13,487,955
PepsiCo, Inc., 3.60%, 03/01/2024	15,410,000	15,204,292

		54,324,381

Biotechnology-2.07%
AbbVie, Inc., 2.60%, 11/21/2024	46,085,000	43,960,111
Amgen, Inc., 3.63%, 05/22/2024	17,260,000	16,882,382
Gilead Sciences, Inc., 3.70%, 04/01/2024(b)	21,571,000	21,199,250

		82,041,743

Capital Markets-9.81%
Ameriprise Financial, Inc., 3.70%, 10/15/2024(b)	7,000,000	6,836,693
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024	7,399,000	7,006,069
3.40%, 05/15/2024	6,166,000	6,030,005
3.25%, 09/11/2024(b)	6,163,000	5,983,770
2.10%, 10/24/2024	12,322,000	11,724,184
Series 12, 3.65%, 02/04/2024	9,242,000	9,104,859
Series J, 0.85%, 10/25/2024(b)	8,631,000	8,053,530
BlackRock, Inc., 3.50%, 03/18/2024	12,600,000	12,397,797
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024(b)	9,400,000	9,252,352
Charles Schwab Corp. (The), 0.75%, 03/18/2024	18,700,000	17,838,882
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024(b)	11,400,000	10,750,295
4.75%, 08/09/2024	13,710,000	13,208,473
3.63%, 09/09/2024	35,610,000	33,672,998

	Principal Amount	Value
Capital Markets-(continued)
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	$9,330,000	$9,066,308
3.70%, 05/30/2024	9,607,000	9,404,597
FS KKR Capital Corp., 1.65%, 10/12/2024	6,120,000	5,669,016
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024(b)	36,979,000	36,440,551
3.00%, 03/15/2024	28,347,000	27,607,712
3.85%, 07/08/2024	27,736,000	27,151,445
5.70%, 11/01/2024	24,656,000	24,812,420
Moody’s Corp., 4.88%, 02/15/2024(b)	6,200,000	6,161,450
Morgan Stanley
3.70%, 10/23/2024	36,973,000	36,032,242
Series F, 3.88%, 04/29/2024	36,981,000	36,407,864
State Street Corp., 3.30%, 12/16/2024(b)	12,329,000	11,942,778
Stifel Financial Corp., 4.25%, 07/18/2024	6,500,000	6,381,088

		388,937,378

Chemicals-1.37%
Celanese US Holdings LLC, 5.90%, 07/05/2024(b)	24,700,000	24,681,343
LyondellBasell Industries N.V., 5.75%, 04/15/2024	9,500,000	9,499,336
Nutrien Ltd. (Canada), 5.90%, 11/07/2024	6,300,000	6,337,716
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	6,160,000	5,992,716
4.05%, 08/08/2024	7,798,000	7,645,716

		54,156,827

Communications Equipment-0.31%
Cisco Systems, Inc., 3.63%, 03/04/2024	12,400,000	12,218,819

Construction & Engineering-0.14%
Quanta Services, Inc., 0.95%, 10/01/2024	6,120,000	5,666,176

Consumer Finance-2.48%
Ally Financial, Inc., 5.13%, 09/30/2024	8,631,000	8,560,884
American Express Co.
3.38%, 05/03/2024	24,656,000	24,100,038
3.00%, 10/30/2024(b)	20,340,000	19,607,579
3.63%, 12/05/2024	7,391,000	7,176,295
Capital One Financial Corp., 3.75%, 04/24/2024	9,242,000	9,066,618
Discover Bank, 2.45%, 09/12/2024	9,210,000	8,765,044
Discover Financial Services, 3.95%, 11/06/2024(b)	6,160,000	5,998,195
Synchrony Financial, 4.25%, 08/15/2024(b)	15,407,000	15,043,481

		98,318,134

Containers & Packaging-0.23%
Berry Global, Inc., 0.95%, 02/15/2024	9,700,000	9,262,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Financial Services-1.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.15%, 02/15/2024	$11,080,000	$10,810,179
1.65%, 10/29/2024	40,060,000	37,185,461
Series 3NC1, 1.75%, 10/29/2024(b)	12,490,000	11,606,451
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	6,300,000	6,009,720
ORIX Corp. (Japan), 3.25%, 12/04/2024(b)	8,800,000	8,472,238

		74,084,049

Diversified Telecommunication Services-1.50%
AT&T, Inc., 0.90%, 03/25/2024	27,800,000	26,517,124
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024	7,400,000	7,074,481
Verizon Communications, Inc.
0.75%, 03/22/2024	12,320,000	11,742,603
3.50%, 11/01/2024(b)	14,310,000	13,948,164

		59,282,372

Electric Utilities-3.16%
Avangrid, Inc., 3.15%, 12/01/2024	7,500,000	7,203,723
Duke Energy Corp., 3.75%, 04/15/2024 .	12,280,000	12,055,846
Edison International, 3.55%, 11/15/2024(b)	6,160,000	5,948,150
Entergy Louisiana LLC, 0.95%, 10/01/2024(b)	12,330,000	11,506,156
Evergy, Inc., 2.45%, 09/15/2024	10,000,000	9,525,254
Eversource Energy, 4.20%, 06/27/2024(b)	11,200,000	11,012,860
Florida Power & Light Co., 3.25%, 06/01/2024	6,190,000	6,032,984
Interstate Power and Light Co., 3.25%, 12/01/2024	6,160,000	5,934,484
MidAmerican Energy Co., 3.50%, 10/15/2024(b)	6,190,000	6,025,247
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	13,700,000	13,346,044
4.20%, 06/20/2024	9,400,000	9,246,596
Pacific Gas and Electric Co., 3.25%, 02/16/2024	12,500,000	12,226,637
Southern California Edison Co., 1.10%, 04/01/2024	8,560,000	8,156,339
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024	7,400,000	7,048,975

		125,269,295

Electronic Equipment, Instruments & Components-0.72%
Arrow Electronics, Inc., 3.25%, 09/08/2024	6,300,000	6,090,920
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	7,030,000	6,978,857
Keysight Technologies, Inc., 4.55%, 10/30/2024	7,500,000	7,389,726
TD SYNNEX Corp., 1.25%, 08/09/2024	8,800,000	8,238,793

		28,698,296

	Principal Amount	Value
Entertainment-0.75%
Take-Two Interactive Software, Inc., 3.30%, 03/28/2024	$12,400,000	$12,116,493
Walt Disney Co. (The), 1.75%, 08/30/2024	18,500,000	17,589,285

		29,705,778

Equity REITs-2.12%
American Tower Corp.
0.60%, 01/15/2024	6,160,000	5,901,670
5.00%, 02/15/2024	12,400,000	12,320,010
Boston Properties L.P., 3.80%, 02/01/2024	8,700,000	8,550,118
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	6,155,000	5,962,061
Crown Castle, Inc., 3.20%, 09/01/2024(b)	9,300,000	8,986,815
Realty Income Corp., 5.05%, 01/13/2026	6,300,000	6,243,106
Simon Property Group L.P.
3.75%, 02/01/2024	7,400,000	7,285,294
2.00%, 09/13/2024	12,400,000	11,798,344
3.38%, 10/01/2024	11,090,000	10,751,228
W.P. Carey, Inc., 4.60%, 04/01/2024	6,300,000	6,222,370

		84,021,016

Food & Staples Retailing-1.45%
Costco Wholesale Corp., 2.75%, 05/18/2024	12,330,000	11,975,411
Kroger Co. (The), 4.00%, 02/01/2024	6,200,000	6,112,628
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	14,260,000	13,863,972
Walmart, Inc.
3.30%, 04/22/2024	18,490,000	18,132,401
2.65%, 12/15/2024(b)	7,772,000	7,494,366

		57,578,778

Food Products-1.17%
General Mills, Inc., 3.65%, 02/15/2024	6,161,000	6,056,598
Hormel Foods Corp., 0.65%, 06/03/2024	11,708,000	11,058,140
McCormick & Co., Inc., 3.15%, 08/15/2024	8,631,000	8,343,200
Mondelez International, Inc., 2.13%, 03/17/2024(b)	6,165,000	5,974,760
Tyson Foods, Inc., 3.95%, 08/15/2024	15,410,000	15,104,056

		46,536,754

Gas Utilities-0.49%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024(b)	7,368,000	7,034,117
ONE Gas, Inc., 1.10%, 03/11/2024	6,708,000	6,416,551
Southern California Gas Co., 3.15%, 09/15/2024	6,160,000	5,953,969

		19,404,637

Health Care Equipment & Supplies-1.61%
Baxter International, Inc., 1.32%, 11/29/2024	17,070,000	15,905,845
Becton, Dickinson and Co.
3.36%, 06/06/2024	12,404,000	12,090,529
3.73%, 12/15/2024	10,785,000	10,488,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024(b)	$8,631,000	$8,216,786
Stryker Corp., 3.38%, 05/15/2024	7,398,000	7,222,545
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024(b)	10,475,000	9,767,044

		63,690,859

Health Care Providers & Services-3.62%
Aetna, Inc., 3.50%, 11/15/2024	9,400,000	9,111,144
AmerisourceBergen Corp., 3.40%, 05/15/2024	6,165,000	6,013,845
Cardinal Health, Inc., 3.08%, 06/15/2024	9,242,000	8,952,740
Cigna Group (The)
0.61%, 03/15/2024	6,165,000	5,871,644
3.50%, 06/15/2024	8,792,000	8,580,759
CommonSpirit Health, 2.76%, 10/01/2024	9,477,000	9,098,531
CVS Health Corp., 3.38%, 08/12/2024	8,399,000	8,159,413
Elevance Health, Inc.
3.50%, 08/15/2024	9,860,000	9,596,411
3.35%, 12/01/2024(b)	10,480,000	10,140,473
HCA, Inc., 5.00%, 03/15/2024(b)	24,650,000	24,492,287
Humana, Inc., 3.85%, 10/01/2024	7,398,000	7,223,512
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	7,398,000	7,159,963
McKesson Corp., 3.80%, 03/15/2024(b)	11,229,000	11,051,097
UnitedHealth Group, Inc.
0.55%, 05/15/2024	12,330,000	11,648,194
5.00%, 10/15/2024	6,167,000	6,163,645

		143,263,658

Hotels, Restaurants & Leisure-0.37%
Hyatt Hotels Corp., 1.80%, 10/01/2024	9,195,000	8,677,477
McDonald’s Corp., 3.25%, 06/10/2024	6,160,000	6,022,263

		14,699,740

Household Durables-0.35%
D.R. Horton, Inc., 2.50%, 10/15/2024	6,165,000	5,880,149
Lennar Corp., 4.50%, 04/30/2024	8,009,000	7,905,676

		13,785,825

Household Products-0.15%
Colgate-Palmolive Co., 3.25%, 03/15/2024(b)	6,115,000	5,999,633

Insurance-1.55%
American International Group, Inc., 4.13%, 02/15/2024	5,700,000	5,626,399
Aon Global Ltd., 3.50%, 06/14/2024	7,400,000	7,224,456
Brown & Brown, Inc., 4.20%, 09/15/2024	6,205,000	6,076,303
Chubb INA Holdings, Inc., 3.35%, 05/15/2024(b)	8,700,000	8,502,952
CNA Financial Corp., 3.95%, 05/15/2024	6,900,000	6,781,775
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	7,398,000	7,218,018

	Principal Amount	Value
Insurance-(continued)
MetLife, Inc., 3.60%, 04/10/2024	$12,230,000	$11,969,118
Willis North America, Inc., 3.60%, 05/15/2024	8,200,000	7,990,019

		61,389,040

Interactive Media & Services-0.26%
Alphabet, Inc., 3.38%, 02/25/2024	10,600,000	10,416,611

Internet & Direct Marketing Retail-2.79%
Amazon.com, Inc.
2.73%, 04/13/2024(b)	18,490,000	18,008,152
0.45%, 05/12/2024	30,813,000	29,159,527
2.80%, 08/22/2024	24,649,000	23,860,250
4.70%, 11/29/2024	15,410,000	15,330,182
3.80%, 12/05/2024	15,410,000	15,077,512
eBay, Inc., 3.45%, 08/01/2024	9,210,000	8,987,949

		110,423,572

IT Services-2.27%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024	9,300,000	8,872,676
Fiserv, Inc., 2.75%, 07/01/2024	24,800,000	23,886,991
Global Payments, Inc., 1.50%, 11/15/2024	6,300,000	5,868,001
International Business Machines Corp., 3.63%, 02/12/2024	24,620,000	24,197,857
Mastercard, Inc., 3.38%, 04/01/2024	12,400,000	12,169,070
PayPal Holdings, Inc., 2.40%, 10/01/2024(b)	15,500,000	14,845,279

		89,839,874

Leisure Products-0.15%
Hasbro, Inc., 3.00%, 11/19/2024(b)	6,165,000	5,912,666

Life Sciences Tools & Services-0.95%
PerkinElmer, Inc., 0.85%, 09/15/2024	9,453,000	8,799,281
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	30,813,000	28,887,332

		37,686,613

Machinery-4.25%
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	14,790,000	14,256,915
0.45%, 05/17/2024	13,560,000	12,812,154
0.60%, 09/13/2024	9,302,000	8,682,417
2.15%, 11/08/2024(b)	12,330,000	11,760,991
3.25%, 12/01/2024(b)	7,690,000	7,471,435
Caterpillar, Inc., 3.40%, 05/15/2024	12,330,000	12,085,489
CNH Industrial Capital LLC, 4.20%, 01/15/2024	6,160,000	6,094,270
Illinois Tool Works, Inc., 3.50%, 03/01/2024	8,630,000	8,515,973
John Deere Capital Corp.
0.90%, 01/10/2024	6,161,000	5,937,388
0.45%, 01/17/2024	9,860,000	9,457,942
0.45%, 06/07/2024(b)	7,400,000	6,970,766
3.35%, 06/12/2024	6,300,000	6,158,226
2.65%, 06/24/2024	7,400,000	7,163,905
0.63%, 09/10/2024(b)	6,160,000	5,761,103
4.55%, 10/11/2024(b)	7,393,000	7,341,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Machinery-(continued)
Parker-Hannifin Corp.
3.65%, 06/15/2024	$17,260,000	$16,878,310
3.30%, 11/21/2024	6,160,000	5,961,503
Trane Technologies Luxembourg Finance
S.A., 3.55%, 11/01/2024	6,300,000	6,119,856
Wabtec Corp., 4.40%, 03/15/2024	8,940,000	8,810,902

		168,240,989

Media-0.80%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	13,600,000	13,434,978
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	9,300,000	9,028,413
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	9,300,000	9,025,714

		31,489,105

Metals & Mining-0.22%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	9,001,000	8,842,687

Multiline Retail-0.53%
Dollar General Corp., 4.25%, 09/20/2024	9,242,000	9,083,531
Target Corp., 3.50%, 07/01/2024(b)	12,329,000	12,058,058

		21,141,589

Multi-Utilities-0.35%
Black Hills Corp., 1.04%, 08/23/2024	7,398,000	6,916,568
WEC Energy Group, Inc., 0.80%, 03/15/2024(b)	7,398,000	7,049,431

		13,965,999

Oil, Gas & Consumable Fuels-8.07%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	7,338,000	7,222,315
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	6,155,000	6,034,724
Chevron Corp., 2.90%, 03/03/2024	12,399,000	12,126,246
Chevron USA, Inc., 3.90%, 11/15/2024(b)	7,709,000	7,565,385
ConocoPhillips Co.
2.13%, 03/08/2024	11,196,000	10,852,322
3.35%, 11/15/2024	5,210,000	5,059,151
Continental Resources, Inc., 3.80%, 06/01/2024(b)	11,010,000	10,748,665
Enbridge, Inc. (Canada), 3.50%, 06/10/2024(b)	6,160,000	6,003,696
Energy Transfer L.P.
4.25%, 04/01/2024	6,160,000	6,065,181
3.90%, 05/15/2024	7,390,000	7,222,861
Enterprise Products Operating LLC, 3.90%, 02/15/2024	10,600,000	10,438,390
Equinor ASA (Norway), 3.70%, 03/01/2024(b)	12,500,000	12,310,699
Exxon Mobil Corp.
3.18%, 03/15/2024	12,330,000	12,082,477
2.02%, 08/16/2024(b)	12,501,000	11,955,323

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	$8,010,000	$7,903,846
4.30%, 05/01/2024	7,498,000	7,393,033
4.25%, 09/01/2024	8,099,000	7,940,464
Marathon Petroleum Corp., 3.63%, 09/15/2024	9,232,000	8,993,080
MPLX L.P., 4.88%, 12/01/2024	14,159,000	13,971,888
Phillips 66, 0.90%, 02/15/2024	10,003,000	9,577,791
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	9,302,000	9,004,212
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024(b)	24,626,000	24,624,348
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	15,405,000	14,646,277
Spectra Energy Partners L.P., 4.75%, 03/15/2024	12,330,000	12,225,083
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	8,340,000	8,453,007
TotalEnergies Capital International S.A. (France)
3.70%, 01/15/2024	12,500,000	12,322,791
3.75%, 04/10/2024	15,500,000	15,235,422
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024	15,497,000	14,390,656
Williams Cos., Inc. (The)
4.30%, 03/04/2024	12,503,000	12,347,564
4.55%, 06/24/2024	15,500,000	15,291,016

		320,007,913

Paper & Forest Products-0.16%
Georgia-Pacific LLC, 8.00%, 01/15/2024	6,160,000	6,292,880

Personal Products-0.95%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	6,159,000	5,843,223
GSK Consumer Healthcare Capital US LLC, 3.02%, 03/24/2024	8,200,000	7,975,980
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024(b)	6,130,000	6,011,087
2.60%, 05/05/2024	12,323,000	11,953,721
0.63%, 08/12/2024	6,130,000	5,740,648

		37,524,659

Pharmaceuticals-1.59%
Astrazeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024	19,797,000	18,731,637
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	26,500,000	25,970,181
Pfizer, Inc., 3.40%, 05/15/2024	12,330,000	12,079,285
Wyeth LLC, 6.45%, 02/01/2024	6,165,000	6,220,662

		63,001,765

Professional Services-0.22%
Equifax, Inc., 2.60%, 12/01/2024	9,300,000	8,848,353

Road & Rail-0.97%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024(b)	6,180,000	6,080,942
3.40%, 09/01/2024(b)	8,800,000	8,571,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Road & Rail-(continued)
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024(b)	$18,500,000	$17,251,974
CSX Corp., 3.40%, 08/01/2024	6,780,000	6,601,481

		38,505,904

Semiconductors & Semiconductor Equipment-2.18%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	10,300,000	10,148,810
Intel Corp.
2.88%, 05/11/2024(b)	15,490,000	15,074,067
2.70%, 06/17/2024	590,000	569,960
KLA Corp., 4.65%, 11/01/2024	9,300,000	9,257,704
Microchip Technology, Inc., 0.97%, 02/15/2024	17,300,000	16,537,235
NVIDIA Corp., 0.58%, 06/14/2024(b)	15,500,000	14,618,828
QUALCOMM, Inc., 2.90%, 05/20/2024(b)	11,400,000	11,094,649
Xilinx, Inc., 2.95%, 06/01/2024	9,300,000	9,037,191

		86,338,444

Software-2.71%
Microsoft Corp., 2.88%, 02/06/2024	28,000,000	27,398,826
Oracle Corp.
3.40%, 07/08/2024	24,800,000	24,144,744
2.95%, 11/15/2024	24,800,000	23,787,642
Roper Technologies, Inc., 2.35%, 09/15/2024(b)	6,160,000	5,882,977
salesforce.com, inc., 0.63%, 07/15/2024(b)	12,400,000	11,658,009
VMware, Inc., 1.00%, 08/15/2024	15,500,000	14,488,260

		107,360,458

Specialty Retail-0.64%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	12,398,000	12,152,895
Home Depot, Inc. (The), 3.75%, 02/15/2024	13,560,000	13,385,839

		25,538,734

Technology Hardware, Storage & Peripherals-2.36%
Apple, Inc.
3.00%, 02/09/2024	21,698,000	21,264,945
3.45%, 05/06/2024(b)	31,000,000	30,442,115
2.85%, 05/11/2024(b)	21,698,000	21,150,481
1.80%, 09/11/2024(b)	9,300,000	8,864,978
Hewlett Packard Enterprise Co., 1.45%, 04/01/2024	12,400,000	11,866,987

		93,589,506

Tobacco-1.07%
Altria Group, Inc., 4.00%, 01/31/2024	9,567,000	9,452,238
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	12,330,000	11,823,726

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
3.25%, 11/10/2024(b)	$9,300,000	$9,006,329
5.13%, 11/15/2024(b)	12,330,000	12,298,846

		42,581,139

Trading Companies & Distributors-0.55%
Air Lease Corp.
0.70%, 02/15/2024	9,300,000	8,865,244
0.80%, 08/18/2024	7,496,000	6,964,428
4.25%, 09/15/2024(b)	6,160,000	6,038,053

		21,867,725

Wireless Telecommunication Services-1.03%
Sprint LLC, 7.13%, 06/15/2024	30,900,000	31,317,150
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	9,700,000	9,567,236

		40,884,386

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,048,372,262)		3,925,774,397

	Shares
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $3,355,467)	3,355,467	3,355,467

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $4,051,727,729)		3,929,129,864

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.75%
Invesco Private Government Fund, 4.58%(c)(d)(e)	63,822,483	63,822,483
Invesco Private Prime Fund, 4.83%(c)(d)(e)	164,082,141	164,114,952

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $227,940,974)		227,937,435

TOTAL INVESTMENTS IN SECURITIES-104.88% (Cost $4,279,668,703)		4,157,067,299
OTHER ASSETS LESS LIABILITIES-(4.88)%		(193,295,474)

NET ASSETS-100.00%		$3,963,771,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,400,109	$77,499,310	$(80,543,952)	$-	$-	$3,355,467	$191,403

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	28,975,256	218,396,087	(183,548,860)	-	-	63,822,483	1,150,250	*

Invesco Private Prime Fund	75,151,379	507,177,896	(418,242,697)	(8,242)	36,616	164,114,952	3,138,089	*

Total	$110,526,744	$803,073,293	$(682,335,509)	$(8,242)	$36,616	$231,292,902	$4,479,742

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	33.94

Information Technology	10.55

Health Care	9.84

Consumer Discretionary	9.81

Industrials	8.23

Energy	8.07

Consumer Staples	6.16

Communication Services	4.34

Utilities	4.00

Sector Types Each Less Than 3%	4.10

Money Market Funds Plus Other Assets Less Liabilities	0.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.01%
Aerospace & Defense-2.47%
Boeing Co. (The), 4.88%, 05/01/2025	$20,578,000	$20,297,365
General Dynamics Corp.
3.25%, 04/01/2025	4,405,000	4,243,726
3.50%, 05/15/2025	4,405,000	4,262,445
Howmet Aerospace, Inc., 6.88%, 05/01/2025(b)	3,532,000	3,597,201
L3Harris Technologies, Inc., 3.83%, 04/27/2025	3,530,000	3,412,089
Lockheed Martin Corp., 4.95%, 10/15/2025	2,940,000	2,946,015
Northrop Grumman Corp., 2.93%, 01/15/2025	8,816,000	8,443,624
Precision Castparts Corp., 3.25%, 06/15/2025(b)	4,998,000	4,810,451
Raytheon Technologies Corp., 3.95%, 08/16/2025	8,816,000	8,570,992

		60,583,908

Air Freight & Logistics-0.23%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	5,880,000	5,748,610

Airlines-0.31%
Southwest Airlines Co., 5.25%, 05/04/2025(b)	7,660,000	7,631,996

Auto Components-0.27%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	2,940,000	2,821,317
Magna International, Inc. (Canada), 4.15%, 10/01/2025	3,818,000	3,703,627

		6,524,944

Automobiles-5.42%
American Honda Finance Corp.
1.50%, 01/13/2025(b)	6,462,000	6,049,364
1.20%, 07/08/2025	4,405,000	4,017,826
1.00%, 09/10/2025(b)	4,405,000	3,978,173
General Motors Co.
4.00%, 04/01/2025(b)	2,943,000	2,851,162
6.13%, 10/01/2025	11,761,000	11,892,108
General Motors Financial Co., Inc.
4.00%, 01/15/2025	5,880,000	5,702,067
2.90%, 02/26/2025	7,350,000	6,964,748
3.80%, 04/07/2025(b)	6,462,000	6,219,162
4.35%, 04/09/2025	5,881,000	5,713,506
2.75%, 06/20/2025	7,350,000	6,897,805
4.30%, 07/13/2025	4,706,000	4,570,774
6.05%, 10/10/2025(b)	7,350,000	7,412,121
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025	5,881,000	5,555,220
PACCAR Financial Corp., 3.55%, 08/11/2025	3,530,000	3,416,494

	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.80%, 01/10/2025(b)	$7,050,000	$7,016,060
1.45%, 01/13/2025(b)	6,760,000	6,330,480
1.80%, 02/13/2025	8,230,000	7,717,809
3.00%, 04/01/2025	7,350,000	7,037,723
3.40%, 04/14/2025	2,940,000	2,836,792
3.95%, 06/30/2025(b)	7,646,000	7,463,568
3.65%, 08/18/2025(b)	4,405,000	4,254,279
0.80%, 10/16/2025(b)	5,880,000	5,275,788
5.40%, 11/10/2025(b)	3,820,000	3,858,833

		133,031,862

Banks-16.94%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025	7,400,000	7,119,547
2.75%, 05/28/2025	8,800,000	8,249,976
5.15%, 08/18/2025	10,200,000	10,078,709
Bank of America Corp.
4.00%, 01/22/2025	14,701,000	14,329,136
3.88%, 08/01/2025(b)	10,537,000	10,238,742
Series L, 3.95%, 04/21/2025	14,701,000	14,255,966
Bank of Montreal (Canada)
1.50%, 01/10/2025(b)	7,933,000	7,395,246
3.70%, 06/07/2025(b)	7,646,000	7,395,517
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025(b)	7,933,000	7,387,750
3.45%, 04/11/2025(b)	10,284,000	9,878,387
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	7,934,000	7,613,059
3.95%, 08/04/2025	7,934,000	7,688,389
Citigroup, Inc.
3.88%, 03/26/2025	5,880,000	5,695,239
3.30%, 04/27/2025	8,820,000	8,445,652
4.40%, 06/10/2025	14,701,000	14,389,993
5.50%, 09/13/2025	8,349,000	8,368,505
Citizens Bank N.A., 2.25%, 04/28/2025(b)	4,410,000	4,124,010
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025	5,930,000	5,536,102
5.00%, 01/13/2025	5,880,000	5,865,580
4.38%, 08/04/2025	8,820,000	8,549,485
Fifth Third Bancorp, 2.38%, 01/28/2025	4,405,000	4,161,763
Fifth Third Bank N.A., 3.95%, 07/28/2025	4,450,000	4,333,358
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025(b)	8,820,000	8,515,969
Huntington Bancshares, Inc., 4.00%, 05/15/2025	2,941,000	2,856,390
JPMorgan Chase & Co.
3.13%, 01/23/2025(b)	14,701,000	14,170,642
3.90%, 07/15/2025	14,700,000	14,284,718
KeyBank N.A.
3.30%, 06/01/2025(b)	4,510,000	4,319,407
4.15%, 08/08/2025	7,350,000	7,171,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Banks-(continued)
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025(b)	$7,810,000	$7,517,696
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025	3,062,000	3,065,730
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	15,284,000	14,325,442
3.78%, 03/02/2025(b)	4,405,000	4,267,005
1.41%, 07/17/2025	10,290,000	9,351,541
National Bank of Canada (Canada), 5.25%, 01/17/2025	4,410,000	4,397,387
PNC Bank N.A., 3.25%, 06/01/2025	5,925,000	5,685,794
Regions Financial Corp., 2.25%, 05/18/2025(b)	4,410,000	4,123,830
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	5,881,000	5,515,330
3.38%, 04/14/2025(b)	8,229,000	7,917,725
Santander Holdings USA, Inc.
3.45%, 06/02/2025	5,880,000	5,594,960
4.50%, 07/17/2025	6,466,000	6,284,446
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	2,110,000	2,022,526
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025(b)	7,350,000	6,934,484
1.47%, 07/08/2025(b)	13,820,000	12,580,967
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	4,706,000	4,394,856
3.77%, 06/06/2025	9,700,000	9,368,765
Truist Bank
1.50%, 03/10/2025	7,350,000	6,827,618
3.63%, 09/16/2025	7,350,000	7,062,824
Truist Financial Corp.
4.00%, 05/01/2025	5,000,000	4,874,771
3.70%, 06/05/2025	5,880,000	5,689,262
1.20%, 08/05/2025	4,405,000	4,009,011
U.S. Bancorp, 1.45%, 05/12/2025	8,816,000	8,137,930
U.S. Bank N.A., 2.05%, 01/21/2025	5,880,000	5,552,626
Wells Fargo & Co.
3.00%, 02/19/2025(b)	14,701,000	14,080,131
3.55%, 09/29/2025	14,700,000	14,076,726

		416,078,018

Beverages-1.12%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	4,410,000	4,011,284
5.20%, 10/24/2025(b)	2,850,000	2,873,425
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	2,940,000	2,801,190
PepsiCo, Inc.
2.25%, 03/19/2025	8,816,000	8,356,050
2.75%, 04/30/2025	5,880,000	5,615,842
3.50%, 07/17/2025(b)	4,118,000	3,987,111

		27,644,902

Biotechnology-2.20%
AbbVie, Inc., 3.60%, 05/14/2025	22,045,000	21,220,654
Amgen, Inc.
1.90%, 02/21/2025	2,940,000	2,750,143
3.13%, 05/01/2025(b)	5,880,000	5,615,028

	Principal Amount	Value
Biotechnology-(continued)
Baxalta, Inc., 4.00%, 06/23/2025	$4,703,000	$4,562,328
Biogen, Inc., 4.05%, 09/15/2025	10,284,000	9,960,664
Gilead Sciences, Inc., 3.50%, 02/01/2025	10,284,000	9,966,848

		54,075,665

Building Products-0.11%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	2,940,000	2,836,973

Capital Markets-8.10%
Ameriprise Financial, Inc., 3.00%, 04/02/2025(b)	2,940,000	2,813,907
Ares Capital Corp.
4.25%, 03/01/2025	3,524,000	3,384,151
3.25%, 07/15/2025	7,350,000	6,841,681
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	7,348,000	6,815,887
3.35%, 04/25/2025(b)	5,583,000	5,374,373
Series G, 3.00%, 02/24/2025(b)	4,405,000	4,228,096
Brookfield Corp. (Canada), 4.00%, 01/15/2025	2,980,000	2,911,907
Charles Schwab Corp. (The)
4.20%, 03/24/2025(b)	3,530,000	3,463,740
3.85%, 05/21/2025(b)	4,410,000	4,288,799
CME Group, Inc., 3.00%, 03/15/2025	4,410,000	4,243,948
Credit Suisse AG (Switzerland)
7.95%, 01/09/2025	7,350,000	7,426,181
3.70%, 02/21/2025	11,710,000	10,904,653
2.95%, 04/09/2025	7,445,000	6,763,661
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	8,820,000	8,508,381
4.16%, 05/13/2025	2,990,000	2,915,635
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	14,700,000	14,210,977
3.50%, 04/01/2025	20,580,000	19,830,823
3.75%, 05/22/2025	13,231,000	12,789,445
4.25%, 10/21/2025(b)	11,762,000	11,398,875
Moody’s Corp., 3.75%, 03/24/2025	4,114,000	3,981,473
Morgan Stanley
4.00%, 07/23/2025	17,641,000	17,198,996
5.00%, 11/24/2025	11,762,000	11,646,367
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	4,710,000	4,672,233
1.85%, 07/16/2025(b)	8,820,000	8,050,319
Northern Trust Corp., 3.95%, 10/30/2025	4,405,000	4,262,833
Owl Rock Capital Corp., 3.75%, 07/22/2025	2,940,000	2,751,333
State Street Corp., 3.55%, 08/18/2025	7,646,000	7,375,656

		199,054,330

Chemicals-1.18%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	3,230,000	2,948,232
Celanese US Holdings LLC, 6.05%, 03/15/2025(b)	10,284,000	10,249,809
Eastman Chemical Co., 3.80%, 03/15/2025	4,118,000	3,987,538
EIDP, Inc., 1.70%, 07/15/2025	2,940,000	2,710,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Chemicals-(continued)
Linde, Inc., 4.70%, 12/05/2025(b)	$3,530,000	$3,519,666
LYB International Finance III LLC, 1.25%, 10/01/2025	2,890,000	2,589,205
Nutrien Ltd. (Canada), 5.95%, 11/07/2025(b)	2,936,000	2,975,178

		28,980,447

Commercial Services & Supplies-0.32%
Republic Services, Inc., 3.20%, 03/15/2025	2,940,000	2,816,344
Waste Management, Inc.
3.13%, 03/01/2025(b)	2,480,000	2,381,712
0.75%, 11/15/2025(b)	2,940,000	2,615,915

		7,813,971

Communications Equipment-0.12%
Cisco Systems, Inc., 3.50%, 06/15/2025 .	2,943,000	2,853,627

Consumer Finance-2.73%
Ally Financial, Inc.
4.63%, 03/30/2025	2,940,000	2,878,972
5.80%, 05/01/2025(b)	4,410,000	4,415,994
5.75%, 11/20/2025(b)	6,170,000	6,044,698
American Express Co.
2.25%, 03/04/2025	10,284,000	9,675,445
3.95%, 08/01/2025	13,229,000	12,845,133
Capital One Financial Corp.
3.20%, 02/05/2025	5,880,000	5,637,526
4.25%, 04/30/2025	4,410,000	4,296,865
4.20%, 10/29/2025	8,821,000	8,520,673
Discover Financial Services, 3.75%, 03/04/2025	2,940,000	2,828,387
Synchrony Financial
4.88%, 06/13/2025	4,405,000	4,288,497
4.50%, 07/23/2025	5,880,000	5,665,643

		67,097,833

Containers & Packaging-0.25%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	2,940,000	2,840,734
WRKCo, Inc., 3.75%, 03/15/2025	3,530,000	3,412,132

		6,252,866

Distributors-0.11%
Genuine Parts Co., 1.75%, 02/01/2025(b)	2,940,000	2,744,055

Diversified Consumer Services-0.11%
Yale University, Series 2020, 0.87%, 04/15/2025	2,940,000	2,699,568

Diversified Financial Services-1.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	4,700,000	4,480,729
6.50%, 07/15/2025	7,351,000	7,380,110
4.45%, 10/01/2025	3,523,000	3,386,636
Blackstone Private Credit Fund, 4.70%, 03/24/2025(b)	5,266,000	5,081,616

	Principal Amount	Value
Diversified Financial Services-(continued)
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	$2,940,000	$2,813,269
1.88%, 02/07/2025(b)	3,530,000	3,309,343
5.45%, 10/30/2025	2,940,000	2,952,253

		29,403,956

Diversified Telecommunication Services-0.61%
Verizon Communications, Inc.
3.38%, 02/15/2025(b)	7,827,000	7,558,141
0.85%, 11/20/2025(b)	8,251,000	7,366,503

		14,924,644

Electric Utilities-2.70%
Avangrid, Inc., 3.20%, 04/15/2025(b)	4,410,000	4,192,421
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	7,320,000	7,162,773
Constellation Energy Generation LLC, 3.25%, 06/01/2025	5,290,000	5,031,595
Duke Energy Corp.
0.90%, 09/15/2025	3,821,000	3,419,006
5.00%, 12/08/2025	2,940,000	2,922,574
Duke Energy Progress LLC, 3.25%, 08/15/2025	2,940,000	2,807,064
Entergy Corp., 0.90%, 09/15/2025	4,700,000	4,182,130
Exelon Corp., 3.95%, 06/15/2025	4,742,000	4,592,695
Florida Power & Light Co.
2.85%, 04/01/2025	6,470,000	6,197,158
3.13%, 12/01/2025(b)	3,532,000	3,361,817
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	5,880,000	5,756,322
Pacific Gas and Electric Co., 3.45%, 07/01/2025(b)	5,140,000	4,832,446
Pinnacle West Capital Corp., 1.30%, 06/15/2025	2,940,000	2,665,870
Southern Co. (The), 5.15%, 10/06/2025	2,940,000	2,929,789
Southern Power Co., 4.15%, 12/01/2025	2,940,000	2,871,498
Xcel Energy, Inc., 3.30%, 06/01/2025	3,530,000	3,371,811

		66,296,969

Electrical Equipment-0.11%
Emerson Electric Co., 3.15%, 06/01/2025	2,940,000	2,818,911

Electronic Equipment, Instruments & Components-0.14%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	3,532,000	3,376,501

Energy Equipment & Services-0.20%
Halliburton Co., 3.80%, 11/15/2025	2,348,000	2,271,935
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	2,940,000	2,689,646

		4,961,581

Entertainment-0.91%
Netflix, Inc., 5.88%, 02/15/2025	4,700,000	4,736,307
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	3,530,000	3,390,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Entertainment-(continued)
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	$4,413,000	$4,199,967
Walt Disney Co. (The), 3.35%, 03/24/2025(b)	10,290,000	9,945,264

		22,271,754

Equity REITs-3.12%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025(b)	3,524,000	3,381,259
American Tower Corp.
2.40%, 03/15/2025	4,405,000	4,136,668
4.00%, 06/01/2025	4,405,000	4,266,130
1.30%, 09/15/2025(b)	2,940,000	2,644,648
AvalonBay Communities, Inc., 3.45%, 06/01/2025	3,089,000	2,967,131
Boston Properties L.P., 3.20%, 01/15/2025	4,999,000	4,777,014
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	4,120,000	3,952,804
Crown Castle, Inc., 1.35%, 07/15/2025	2,940,000	2,671,453
Equinix, Inc., 1.00%, 09/15/2025(b)	4,118,000	3,678,808
Essex Portfolio L.P., 3.50%, 04/01/2025	2,940,000	2,827,757
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	5,000,000	4,899,886
Healthpeak Properties Interim, Inc., 4.00%, 06/01/2025	2,660,000	2,582,830
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	2,943,000	2,865,119
Kimco Realty OP LLC, 3.30%, 02/01/2025	2,940,000	2,819,729
Realty Income Corp.
3.88%, 04/15/2025	2,940,000	2,855,082
4.63%, 11/01/2025	3,200,000	3,146,373
Simon Property Group L.P., 3.50%, 09/01/2025	6,470,000	6,207,678
SITE Centers Corp., 3.63%, 02/01/2025	2,690,000	2,554,387
Ventas Realty L.P., 3.50%, 02/01/2025	3,524,000	3,385,864
VICI Properties L.P., 4.38%, 05/15/2025	2,940,000	2,832,131
Welltower OP LLC, 4.00%, 06/01/2025	7,352,000	7,111,052

		76,563,803

Food & Staples Retailing-0.79%
Sysco Corp., 3.75%, 10/01/2025	4,405,000	4,244,878
Walmart, Inc.
3.55%, 06/26/2025(b)	5,139,000	5,013,903
3.90%, 09/09/2025(b)	10,291,000	10,088,649

		19,347,430

Food Products-1.09%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	3,524,000	3,213,739
Campbell Soup Co., 3.95%, 03/15/2025	5,000,000	4,870,336
General Mills, Inc., 4.00%, 04/17/2025	4,706,000	4,584,163
JM Smucker Co. (The), 3.50%, 03/15/2025	5,880,000	5,664,957

	Principal Amount	Value
Food Products-(continued)
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	$4,409,000	$4,284,379
Mondelez International, Inc., 1.50%, 05/04/2025	4,410,000	4,067,120

		26,684,694

Health Care Equipment & Supplies-0.85%
Abbott Laboratories, 2.95%, 03/15/2025	5,880,000	5,649,633
Boston Scientific Corp., 1.90%, 06/01/2025	2,940,000	2,733,583
Stryker Corp.
1.15%, 06/15/2025	3,821,000	3,482,976
3.38%, 11/01/2025	4,410,000	4,215,665
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	5,076,000	4,886,218

		20,968,075

Health Care Providers & Services-4.29%
AmerisourceBergen Corp., 3.25%, 03/01/2025	2,940,000	2,816,224
Cardinal Health, Inc., 3.75%, 09/15/2025(b)	2,940,000	2,824,557
Cigna Group (The)
3.25%, 04/15/2025	4,450,000	4,276,420
4.13%, 11/15/2025	12,928,000	12,577,954
CVS Health Corp.
4.10%, 03/25/2025(b)	5,585,000	5,471,695
3.88%, 07/20/2025	16,627,000	16,115,342
Elevance Health, Inc., 2.38%, 01/15/2025	7,348,000	6,959,467
HCA, Inc.
5.38%, 02/01/2025	15,290,000	15,152,608
5.25%, 04/15/2025	8,231,000	8,153,145
Humana, Inc., 4.50%, 04/01/2025	3,530,000	3,470,404
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	5,880,000	5,673,763
McKesson Corp., 0.90%, 12/03/2025(b)	2,940,000	2,631,995
Quest Diagnostics, Inc., 3.50%, 03/30/2025	3,529,000	3,398,341
UnitedHealth Group, Inc.
3.75%, 07/15/2025	11,762,000	11,415,882
5.15%, 10/15/2025	4,413,000	4,422,703

		105,360,500

Hotels, Restaurants & Leisure-1.09%
Booking Holdings, Inc., 3.65%, 03/15/2025	2,940,000	2,844,750
Las Vegas Sands Corp., 2.90%, 06/25/2025(b)	2,940,000	2,726,260
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	3,530,000	3,558,924
McDonald’s Corp.
3.38%, 05/26/2025	4,116,000	3,958,024
3.30%, 07/01/2025(b)	4,410,000	4,241,879
1.45%, 09/01/2025	2,940,000	2,688,159
Starbucks Corp., 3.80%, 08/15/2025	6,950,000	6,737,854

		26,755,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Household Durables-0.34%
DR Horton, Inc., 2.60%, 10/15/2025	$2,940,000	$2,729,169
Lennar Corp., 4.75%, 05/30/2025	2,940,000	2,876,416
Newell Brands, Inc., 4.88%, 06/01/2025	2,940,000	2,852,212

		8,457,797

Household Products-0.33%
Colgate-Palmolive Co., 3.10%, 08/15/2025	2,940,000	2,825,230
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	5,880,000	5,272,062

		8,097,292

Industrial Conglomerates-0.68%
3M Co.
2.00%, 02/14/2025(b)	4,410,000	4,146,849
2.65%, 04/15/2025(b)	2,940,000	2,786,225
3.00%, 08/07/2025(b)	3,230,000	3,070,147
Honeywell International, Inc., 1.35%, 06/01/2025(b)	7,350,000	6,786,859

		16,790,080

Insurance-1.20%
Allstate Corp. (The), 0.75%, 12/15/2025(b)	3,532,000	3,134,619
American International Group, Inc., 2.50%, 06/30/2025	6,476,000	6,098,832
Aon Global Ltd., 3.88%, 12/15/2025	4,413,000	4,253,712
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	4,701,000	4,518,656
CNO Financial Group, Inc., 5.25%, 05/30/2025	2,943,000	2,903,457
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	2,943,000	2,838,107
MetLife, Inc.
3.00%, 03/01/2025	2,940,000	2,820,710
3.60%, 11/13/2025(b)	2,943,000	2,835,418

		29,403,511

Interactive Media & Services-0.22%
Alphabet, Inc., 0.45%, 08/15/2025(b)	5,880,000	5,321,380

Internet & Direct Marketing Retail-1.30%
Amazon.com, Inc.
3.00%, 04/13/2025	8,820,000	8,495,555
0.80%, 06/03/2025(b)	7,350,000	6,711,652
4.60%, 12/01/2025(b)	7,350,000	7,298,023
5.20%, 12/03/2025(b)	5,122,000	5,159,693
eBay, Inc., 1.90%, 03/11/2025	4,700,000	4,394,829

		32,059,752

IT Services-2.53%
Automatic Data Processing, Inc., 3.38%, 09/15/2025(b)	5,880,000	5,665,039
Fidelity National Information Services, Inc., 4.50%, 07/15/2025(b)	4,405,000	4,307,211
Fiserv, Inc., 3.85%, 06/01/2025(b)	5,296,000	5,100,796
International Business Machines Corp.
4.00%, 07/27/2025(b)	5,880,000	5,728,945
7.00%, 10/30/2025	3,531,000	3,698,241
Mastercard, Inc., 2.00%, 03/03/2025	4,410,000	4,159,620

	Principal Amount	Value
IT Services-(continued)
PayPal Holdings, Inc., 1.65%, 06/01/2025(b)	$5,881,000	$5,451,928
VeriSign, Inc., 5.25%, 04/01/2025	2,940,000	2,934,747
Visa, Inc., 3.15%, 12/14/2025	23,520,000	22,466,428
Western Union Co. (The), 2.85%, 01/10/2025	2,780,000	2,641,704

		62,154,659

Life Sciences Tools & Services-0.23%
Danaher Corp., 3.35%, 09/15/2025(b)	2,940,000	2,817,970
Illumina, Inc., 5.80%, 12/12/2025(b)	2,940,000	2,966,815

		5,784,785

Machinery-2.81%
Caterpillar Financial Services Corp.
4.90%, 01/17/2025	4,410,000	4,393,004
3.40%, 05/13/2025(b)	7,350,000	7,099,328
1.45%, 05/15/2025	3,532,000	3,268,984
3.65%, 08/12/2025(b)	4,706,000	4,557,435
0.80%, 11/13/2025	5,491,000	4,920,681
CNH Industrial Capital LLC, 3.95%, 05/23/2025	2,940,000	2,841,482
Cummins, Inc., 0.75%, 09/01/2025	2,940,000	2,652,936
Deere & Co., 2.75%, 04/15/2025(b)	4,116,000	3,927,449
John Deere Capital Corp.
2.05%, 01/09/2025	3,236,000	3,065,036
1.25%, 01/10/2025(b)	4,706,000	4,390,666
3.45%, 03/13/2025	5,296,000	5,134,074
3.40%, 06/06/2025	5,876,000	5,670,424
4.05%, 09/08/2025(b)	4,410,000	4,320,301
Otis Worldwide Corp., 2.06%, 04/05/2025	7,640,000	7,129,714
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	2,940,000	2,773,941
Wabtec Corp., 3.20%, 06/15/2025	2,940,000	2,769,076

		68,914,531

Media-2.07%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	26,420,000	25,861,526
Comcast Corp.
3.38%, 02/15/2025	5,840,000	5,642,735
3.38%, 08/15/2025	8,820,000	8,469,688
5.25%, 11/07/2025(b)	4,405,000	4,428,540
Fox Corp., 3.05%, 04/07/2025(b)	3,532,000	3,372,442
Paramount Global, 4.75%, 05/15/2025	3,263,000	3,198,788

		50,973,719

Metals & Mining-0.23%
Nucor Corp.
3.95%, 05/23/2025	2,940,000	2,860,292
2.00%, 06/01/2025	2,940,000	2,736,630

		5,596,922

Multiline Retail-0.69%
Dollar General Corp., 4.15%, 11/01/2025	2,940,000	2,861,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Multiline Retail-(continued)
Dollar Tree, Inc., 4.00%, 05/15/2025	$5,880,000	$5,712,892
Target Corp., 2.25%, 04/15/2025(b)	8,820,000	8,335,834

		16,909,775

Multi-Utilities-1.03%
Dominion Energy, Inc., 3.90%, 10/01/2025(b)	4,410,000	4,269,043
DTE Energy Co., Series F, 1.05%, 06/01/2025	4,706,000	4,264,634
NiSource, Inc., 0.95%, 08/15/2025(b)	7,350,000	6,630,516
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	3,237,000	2,895,508
Sempra Energy, 3.30%, 04/01/2025(b)	4,410,000	4,222,707
WEC Energy Group, Inc., 5.00%, 09/27/2025	2,940,000	2,915,202

		25,197,610

Oil, Gas & Consumable Fuels-8.06%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025	3,524,000	3,412,467
2.05%, 07/15/2025(b)	3,524,000	3,256,201
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	8,770,000	8,802,589
Chevron Corp.
1.55%, 05/11/2025	14,700,000	13,650,375
3.33%, 11/17/2025	4,405,000	4,224,273
Chevron USA, Inc., 0.69%, 08/12/2025(b)	4,410,000	3,981,077
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	5,870,000	5,739,553
ConocoPhillips Co., 2.40%, 03/07/2025	5,290,000	5,011,092
DCP Midstream Operating L.P., 5.38%, 07/15/2025	4,850,000	4,795,467
Devon Energy Corp., 5.85%, 12/15/2025	2,850,000	2,870,735
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	2,940,000	2,971,739
Enbridge, Inc. (Canada)
2.50%, 01/15/2025	2,940,000	2,781,246
2.50%, 02/14/2025(b)	2,940,000	2,776,813
Energy Transfer L.P., 4.05%, 03/15/2025	5,880,000	5,708,512
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	6,759,000	6,561,340
EOG Resources, Inc., 3.15%, 04/01/2025	2,940,000	2,820,105
Equinor ASA (Norway), 2.88%, 04/06/2025(b)	7,350,000	7,032,907
Exxon Mobil Corp.
2.71%, 03/06/2025	10,290,000	9,834,979
2.99%, 03/19/2025	16,170,000	15,529,892
Kinder Morgan, Inc., 4.30%, 06/01/2025	8,820,000	8,618,234
Marathon Petroleum Corp., 4.70%, 05/01/2025	7,350,000	7,248,766
MPLX L.P.
4.00%, 02/15/2025	2,940,000	2,854,214
4.88%, 06/01/2025	6,994,000	6,889,056

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ONEOK Partners L.P., 4.90%, 03/15/2025	$2,940,000	$2,900,781
Phillips 66, 3.85%, 04/09/2025	3,821,000	3,710,846
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	5,881,000	5,740,686
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	11,761,000	11,751,970
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	16,170,000	15,578,962
Spectra Energy Partners L.P., 3.50%, 03/15/2025	2,940,000	2,829,388
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	5,881,000	5,621,857
Western Midstream Operating L.P., 3.35%, 02/01/2025	4,294,000	4,074,400
Williams Cos., Inc. (The)
3.90%, 01/15/2025	4,405,000	4,277,388
4.00%, 09/15/2025	4,405,000	4,250,916

		198,108,826

Personal Products-0.43%
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/2025	8,220,000	7,818,146
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	2,939,000	2,805,014

		10,623,160

Pharmaceuticals-3.48%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025(b)	11,761,000	11,298,026
Bristol-Myers Squibb Co., 0.75%, 11/13/2025(b)	5,880,000	5,269,406
Eli Lilly and Co., 2.75%, 06/01/2025	3,295,000	3,132,376
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025(b)	5,880,000	5,708,570
Johnson & Johnson
2.63%, 01/15/2025(b)	4,410,000	4,239,368
0.55%, 09/01/2025	5,880,000	5,308,761
Merck & Co., Inc., 2.75%, 02/10/2025	14,701,000	14,107,220
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025(b)	5,880,000	5,523,955
3.00%, 11/20/2025(b)	10,284,000	9,789,723
Pfizer, Inc., 0.80%, 05/28/2025(b)	4,410,000	4,034,561
Royalty Pharma PLC, 1.20%, 09/02/2025	5,881,000	5,267,290
Viatris, Inc., 1.65%, 06/22/2025	4,405,000	4,011,032
Zoetis, Inc.
4.50%, 11/13/2025(b)	4,405,000	4,325,705
5.40%, 11/14/2025	3,532,000	3,554,748

		85,570,741

Professional Services-0.21%
Verisk Analytics, Inc., 4.00%, 06/15/2025	5,288,000	5,119,863

Road & Rail-0.64%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025(b)	2,940,000	2,816,574
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	4,120,000	3,931,123
CSX Corp., 3.35%, 11/01/2025(b)	3,530,000	3,371,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Road & Rail-(continued)
Union Pacific Corp.
3.75%, 07/15/2025(b)	$2,940,000	$2,854,446
3.25%, 08/15/2025	2,940,000	2,816,199

		15,790,276

Semiconductors & Semiconductor Equipment-2.00%
Applied Materials, Inc., 3.90%, 10/01/2025	4,114,000	4,006,277
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	2,912,000	2,789,880
Intel Corp.
3.40%, 03/25/2025(b)	8,820,000	8,520,742
3.70%, 07/29/2025	13,231,000	12,802,175
Lam Research Corp., 3.80%, 03/15/2025	2,940,000	2,863,475
Microchip Technology, Inc., 4.25%, 09/01/2025	6,551,000	6,345,811
QUALCOMM, Inc., 3.45%, 05/20/2025(b)	8,022,000	7,748,986
Texas Instruments, Inc., 1.38%, 03/12/2025(b)	4,410,000	4,108,556

		49,185,902

Software-3.59%
Adobe, Inc.
1.90%, 02/01/2025(b)	2,940,000	2,776,530
3.25%, 02/01/2025	5,880,000	5,692,857
Intuit, Inc., 0.95%, 07/15/2025	2,937,000	2,666,262
Microsoft Corp.
2.70%, 02/12/2025(b)	13,231,000	12,730,608
3.13%, 11/03/2025(b)	17,641,000	16,911,305
Oracle Corp.
2.50%, 04/01/2025	20,578,000	19,407,432
2.95%, 05/15/2025	14,702,000	13,945,118
5.80%, 11/10/2025(b)	5,881,000	5,952,459
Roper Technologies, Inc., 1.00%, 09/15/2025	4,114,000	3,708,373
VMware, Inc., 4.50%, 05/15/2025	4,413,000	4,325,081

		88,116,025

Specialty Retail-1.74%
AutoZone, Inc., 3.63%, 04/15/2025	2,940,000	2,837,865
Dell International LLC/EMC Corp., 5.85%, 07/15/2025(b)	5,863,000	5,900,146
Home Depot, Inc. (The)
2.70%, 04/15/2025(b)	2,940,000	2,805,361
3.35%, 09/15/2025	5,880,000	5,652,925
4.00%, 09/15/2025(b)	4,410,000	4,335,707
Leidos, Inc., 3.63%, 05/15/2025	2,940,000	2,828,826
Lowe’s Cos., Inc.
4.00%, 04/15/2025	4,410,000	4,296,401
4.40%, 09/08/2025(b)	5,880,000	5,780,469
3.38%, 09/15/2025	4,405,000	4,211,078
Ross Stores, Inc., 4.60%, 04/15/2025	4,120,000	4,058,009

		42,706,787

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.68%
Apple, Inc.
2.75%, 01/13/2025(b)	$8,820,000	$8,478,177
2.50%, 02/09/2025(b)	8,820,000	8,437,650
1.13%, 05/11/2025(b)	13,229,000	12,221,604
3.20%, 05/13/2025(b)	11,761,000	11,363,074
0.55%, 08/20/2025(b)	7,351,000	6,630,077
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	14,656,000	14,538,213
NetApp, Inc., 1.88%, 06/22/2025	4,405,000	4,059,769

		65,728,564

Textiles, Apparel & Luxury Goods-0.40%
NIKE, Inc., 2.40%, 03/27/2025(b)	5,880,000	5,611,094
VF Corp., 2.40%, 04/23/2025	4,405,000	4,126,046

		9,737,140

Thrifts & Mortgage Finance-0.13%
Radian Group, Inc., 6.63%, 03/15/2025 .	3,090,000	3,091,051

Tobacco-1.27%
Altria Group, Inc., 2.35%, 05/06/2025	4,405,000	4,131,182
Philip Morris International, Inc.
1.50%, 05/01/2025	4,405,000	4,076,778
3.38%, 08/11/2025	4,413,000	4,231,987
5.00%, 11/17/2025	4,405,000	4,380,956
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	14,700,000	14,310,088

		31,130,991

Trading Companies & Distributors-0.63%
Air Lease Corp.
2.30%, 02/01/2025	4,406,000	4,115,990
3.25%, 03/01/2025	4,120,000	3,911,561
3.38%, 07/01/2025	5,000,000	4,717,780
WW Grainger, Inc., 1.85%, 02/15/2025	2,940,000	2,754,525

		15,499,856

Water Utilities-0.12%
American Water Capital Corp., 3.40%, 03/01/2025	3,090,000	2,978,106

Wireless Telecommunication Services-0.88%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025(b)	4,118,000	3,908,079
Sprint LLC, 7.63%, 02/15/2025	8,820,000	9,042,310
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	8,820,000	8,586,582

		21,536,971

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,536,282,439)		2,431,974,315

	Shares
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $1,757,917)	1,757,917	1,757,917

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $2,538,040,356)		2,433,732,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.71%
Invesco Private Government Fund, 4.58%(c)(d)(e)	80,301,290	$80,301,290
Invesco Private Prime Fund, 4.83%(c)(d)(e)	207,226,730	207,268,169

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $287,575,443)		287,569,459

TOTAL INVESTMENTS IN SECURITIES-110.79% (Cost $2,825,615,799)		2,721,301,691
OTHER ASSETS LESS LIABILITIES-(10.79)%		(265,017,100)

NET ASSETS-100.00%		$2,456,284,591

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,647,174	$44,487,542	$(49,376,799)	$-	$-	$1,757,917	$90,708

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	40,188,628	196,966,248	(156,853,586)	-	-	80,301,290	1,244,325	*

Invesco Private Prime Fund	103,342,189	452,101,574	(348,189,472)	(11,045)	24,923	207,268,169	3,384,256	*

Total	$150,177,991	$693,555,364	$(554,419,857)	$(11,045)	$24,923	$289,327,376	$4,719,289

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	30.30

Consumer Discretionary	11.47

Information Technology	11.06

Health Care	11.05

Industrials	8.52

Energy	8.26

Consumer Staples	5.03

Communication Services	4.69

Utilities	3.85

Real Estate	3.12

Materials	1.66

Money Market Funds Plus Other Assets Less Liabilities	0.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.06%
Aerospace & Defense-2.34%
Boeing Co. (The)
2.75%, 02/01/2026(b)	$6,190,000	$5,739,791
2.20%, 02/04/2026	24,500,000	22,260,666
General Dynamics Corp.
1.15%, 06/01/2026(b)	2,210,000	1,957,276
2.13%, 08/15/2026(b)	2,170,000	1,980,702
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	4,440,000	4,292,234
Raytheon Technologies Corp., 2.65%, 11/01/2026(b)	3,196,000	2,944,816

		39,175,485

Air Freight & Logistics-0.31%
FedEx Corp., 3.25%, 04/01/2026	3,330,000	3,153,430
United Parcel Service, Inc., 2.40%, 11/15/2026	2,170,000	1,997,956

		5,151,386

Airlines-0.23%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	3,800,000	3,913,620

Automobiles-2.23%
American Honda Finance Corp.
4.75%, 01/12/2026(b)	2,210,000	2,191,466
1.30%, 09/09/2026	3,330,000	2,925,949
2.30%, 09/09/2026(b)	2,212,000	2,016,942
General Motors Financial Co., Inc.
1.25%, 01/08/2026	6,658,000	5,891,261
5.25%, 03/01/2026	5,600,000	5,540,834
1.50%, 06/10/2026(b)	5,550,000	4,849,168
4.00%, 10/06/2026	3,330,000	3,158,156
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026(b)	4,436,000	3,982,296
Toyota Motor Credit Corp.
0.80%, 01/09/2026(b)	3,100,000	2,763,705
1.13%, 06/18/2026(b)	4,436,000	3,918,004

		37,237,781

Banks-18.29%
Bank of America Corp.
4.45%, 03/03/2026	8,879,000	8,637,686
3.50%, 04/19/2026(b)	11,102,000	10,582,578
4.25%, 10/22/2026	8,877,000	8,531,653
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026	1,000,000	984,346
1.05%, 03/02/2026	4,213,000	3,713,936
1.35%, 06/24/2026(b)	3,327,000	2,930,875
1.30%, 09/15/2026	3,984,000	3,462,589
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	9,130,000	8,896,579
BPCE S.A. (France), 3.38%, 12/02/2026	2,610,000	2,414,884
Citigroup, Inc.
3.70%, 01/12/2026(b)	8,882,000	8,524,017
4.60%, 03/09/2026	6,654,000	6,482,752
3.40%, 05/01/2026	8,874,000	8,386,885
3.20%, 10/21/2026	13,314,000	12,390,734
4.30%, 11/20/2026	4,443,000	4,263,403

	Principal Amount	Value
Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	$6,530,000	$6,129,222
Fifth Third Bank N.A., 3.85%, 03/15/2026	3,425,000	3,243,224
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	13,335,000	12,902,365
4.38%, 11/23/2026(b)	6,567,000	6,308,702
JPMorgan Chase & Co.
3.30%, 04/01/2026	11,096,000	10,503,380
3.20%, 06/15/2026	7,773,000	7,322,855
2.95%, 10/01/2026	13,315,000	12,390,120
7.63%, 10/15/2026	2,223,000	2,400,228
4.13%, 12/15/2026(b)	8,880,000	8,574,263
KeyBank N.A.
4.70%, 01/26/2026	1,000,000	985,911
3.40%, 05/20/2026(b)	2,610,000	2,440,187
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	6,660,000	6,422,302
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	10,560,000	10,083,915
2.76%, 09/13/2026	4,490,000	4,112,532
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	4,290,000	3,912,230
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	6,660,000	6,490,169
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	3,100,000	2,725,383
Royal Bank of Canada (Canada)
4.88%, 01/12/2026	4,440,000	4,401,759
1.15%, 07/14/2026(b)	3,312,000	2,907,023
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	4,490,000	3,957,743
5.46%, 01/13/2026(b)	6,740,000	6,727,880
3.78%, 03/09/2026(b)	6,658,000	6,357,004
2.63%, 07/14/2026	9,987,000	9,126,172
1.40%, 09/17/2026(b)	8,845,000	7,680,093
3.01%, 10/19/2026	6,637,000	6,102,172
SVB Financial Group, 1.80%, 10/28/2026(b)	2,820,000	2,459,960
Toronto-Dominion Bank (The) (Canada), 5.10%, 01/09/2026(b)	3,325,000	3,315,841
Truist Bank
3.30%, 05/15/2026	3,420,000	3,206,013
3.80%, 10/30/2026	3,740,000	3,532,835
U.S. Bancorp
Series V, 2.38%, 07/22/2026	5,991,000	5,498,601
Series W, 3.10%, 04/27/2026	4,441,000	4,170,867
Wells Fargo & Co.
3.00%, 04/22/2026	15,537,000	14,510,248
4.10%, 06/03/2026	10,819,000	10,391,696
3.00%, 10/23/2026	15,500,000	14,316,636

		305,812,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Beverages-1.19%
Constellation Brands, Inc.
5.00%, 02/02/2026	$725,000	$718,869
3.70%, 12/06/2026	2,668,000	2,523,627
Molson Coors Beverage Co., 3.00%, 07/15/2026	8,881,000	8,220,274
PepsiCo, Inc.
4.55%, 02/13/2026	1,170,000	1,163,294
2.85%, 02/24/2026	3,330,000	3,148,552
2.38%, 10/06/2026	4,443,000	4,102,666

		19,877,282

Biotechnology-3.23%
AbbVie, Inc.
3.20%, 05/14/2026(b)	8,880,000	8,347,405
2.95%, 11/21/2026(b)	17,778,000	16,410,984
Amgen, Inc., 2.60%, 08/19/2026(b)	5,550,000	5,101,392
Gilead Sciences, Inc., 3.65%, 03/01/2026	12,263,000	11,715,261
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	13,320,000	12,403,438

		53,978,480

Building Products-0.12%
Johnson Controls International PLC, 3.90%, 02/14/2026(b)	2,110,000	2,033,743

Capital Markets-7.77%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	2,400,000	2,220,769
Ares Capital Corp.
3.88%, 01/15/2026	5,100,000	4,735,729
2.15%, 07/15/2026(b)	4,443,000	3,830,779
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	3,109,000	2,760,139
2.80%, 05/04/2026	3,327,000	3,107,375
2.45%, 08/17/2026	3,320,000	3,044,229
1.05%, 10/15/2026	2,167,000	1,882,605
Blackstone Secured Lending Fund
3.63%, 01/15/2026	3,530,000	3,238,503
2.75%, 09/16/2026(b)	3,089,000	2,692,151
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	2,300,000	2,215,995
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	5,600,000	4,938,199
1.15%, 05/13/2026	4,600,000	4,064,278
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	7,160,000	5,855,198
Deutsche Bank AG (Germany), 1.69%, 03/19/2026	3,600,000	3,232,700
FS KKR Capital Corp., 3.40%, 01/15/2026	4,430,000	4,003,535
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026(b)	2,220,000	2,045,844
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	7,764,000	7,424,792
3.50%, 11/16/2026(b)	12,204,000	11,464,190

	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley
3.88%, 01/27/2026	$13,321,000	$12,848,724
3.13%, 07/27/2026	13,318,000	12,398,825
6.25%, 08/09/2026	3,230,000	3,329,534
4.35%, 09/08/2026	9,985,000	9,607,074
Nasdaq, Inc., 3.85%, 06/30/2026(b)	2,270,000	2,171,491
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	2,900,000	2,894,979
1.65%, 07/14/2026	5,600,000	4,893,891
Owl Rock Capital Corp.
4.25%, 01/15/2026(b)	2,220,000	2,071,485
3.40%, 07/15/2026	4,440,000	3,954,759
State Street Corp., 2.65%, 05/19/2026(b)	3,327,000	3,109,718

		130,037,490

Chemicals-0.85%
Ecolab, Inc., 2.70%, 11/01/2026	3,330,000	3,073,397
FMC Corp., 3.20%, 10/01/2026(b)	2,220,000	2,074,380
Linde, Inc., 3.20%, 01/30/2026	3,220,000	3,100,493
PPG Industries, Inc., 1.20%, 03/15/2026	3,200,000	2,833,231
Westlake Corp., 3.60%, 08/15/2026	3,330,000	3,135,680

		14,217,181

Commercial Services & Supplies-0.12%
Republic Services, Inc., 2.90%, 07/01/2026	2,215,000	2,061,124

Communications Equipment-0.75%
Cisco Systems, Inc.
2.95%, 02/28/2026	3,327,000	3,152,435
2.50%, 09/20/2026(b)	6,700,000	6,203,755
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	3,330,000	3,192,005

		12,548,195

Consumer Finance-1.01%
American Express Co., 1.65%, 11/04/2026	4,883,000	4,321,075
Capital One Financial Corp., 3.75%, 07/28/2026	6,654,000	6,256,121
Discover Bank, 3.45%, 07/27/2026	4,540,000	4,229,654
Synchrony Financial, 3.70%, 08/04/2026	2,219,000	2,060,079

		16,866,929

Containers & Packaging-0.36%
Berry Global, Inc., 1.57%, 01/15/2026	6,770,000	6,037,910

Diversified Financial Services-2.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	4,375,000	3,869,340
2.45%, 10/29/2026	16,580,000	14,624,781
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	11,095,000	10,604,229
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	5,510,000	4,683,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Financial Services-(continued)
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	$2,610,000	$2,557,030
1.00%, 06/15/2026	2,752,000	2,407,303
Voya Financial, Inc., 3.65%, 06/15/2026(b)	1,940,000	1,836,058

		40,582,589

Diversified Telecommunication Services-1.63%
AT&T, Inc., 1.70%, 03/25/2026(b)	13,320,000	11,972,946
Verizon Communications, Inc.
1.45%, 03/20/2026	8,505,000	7,621,239
2.63%, 08/15/2026(b)	8,300,000	7,626,590

		27,220,775

Electric Utilities-3.25%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026(b)	2,373,000	2,228,556
Commonwealth Edison Co., 2.55%, 06/15/2026	2,216,000	2,045,979
Duke Energy Carolinas LLC, 2.95%, 12/01/2026(b)	2,700,000	2,515,954
Duke Energy Corp., 2.65%, 09/01/2026(b)	6,660,000	6,086,923
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	3,320,000	3,119,090
Entergy Arkansas LLC, 3.50%, 04/01/2026	2,659,000	2,535,287
Entergy Corp., 2.95%, 09/01/2026	3,330,000	3,063,572
Exelon Corp., 3.40%, 04/15/2026	3,326,000	3,137,586
Fortis, Inc. (Canada), 3.06%, 10/04/2026(b)	4,795,000	4,455,744
Pacific Gas and Electric Co., 3.15%, 01/01/2026	8,645,775	8,025,572
PPL Capital Funding, Inc., 3.10%, 05/15/2026	2,889,000	2,704,167
Southern Co. (The), 3.25%, 07/01/2026	7,770,000	7,250,015
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	2,215,000	1,982,027
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	3,326,000	3,151,100
Xcel Energy, Inc., 3.35%, 12/01/2026	2,208,000	2,063,522

		54,365,094

Electrical Equipment-0.17%
Emerson Electric Co., 0.88%, 10/15/2026	3,330,000	2,880,688

Electronic Equipment, Instruments & Components-0.81%
Avnet, Inc., 4.63%, 04/15/2026(b)	2,440,000	2,342,889
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	4,500,000	4,000,980
Jabil, Inc., 1.70%, 04/15/2026(b)	2,220,000	1,977,972
TD SYNNEX Corp., 1.75%, 08/09/2026(b)	3,100,000	2,668,527
Tyco Electronics Group S.A., 4.50%, 02/13/2026	725,000	715,667
Vontier Corp., 1.80%, 04/01/2026	2,168,000	1,892,133

		13,598,168

	Principal Amount	Value
Energy Equipment & Services-0.14%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	$2,665,000	$2,383,355

Entertainment-1.32%
Activision Blizzard, Inc., 3.40%, 09/15/2026	3,773,000	3,569,038
Netflix, Inc., 4.38%, 11/15/2026(b)	4,430,000	4,277,099
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026(b)	4,440,000	4,194,227
1.85%, 07/30/2026	4,440,000	4,001,684
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	6,660,000	6,086,298

		22,128,346

Equity REITs-4.79%
American Tower Corp.
4.40%, 02/15/2026(b)	2,220,000	2,156,602
1.60%, 04/15/2026(b)	3,106,000	2,765,103
1.45%, 09/15/2026	2,750,000	2,392,127
3.38%, 10/15/2026(b)	4,440,000	4,129,354
Boston Properties L.P.
3.65%, 02/01/2026	4,440,000	4,209,163
2.75%, 10/01/2026	4,444,000	4,014,689
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	2,603,000	2,451,951
CBRE Services, Inc., 4.88%, 03/01/2026	2,649,000	2,594,133
Crown Castle, Inc.
4.45%, 02/15/2026	4,000,000	3,890,978
3.70%, 06/15/2026	3,330,000	3,153,869
1.05%, 07/15/2026(b)	4,500,000	3,897,478
Equinix, Inc., 1.45%, 05/15/2026(b)	3,110,000	2,745,179
ERP Operating L.P., 2.85%, 11/01/2026	2,210,000	2,038,940
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	4,325,000	4,222,043
Healthpeak Properties Interim, Inc., 3.25%, 07/15/2026	2,890,000	2,708,205
Kimco Realty OP LLC, 2.80%, 10/01/2026(b)	2,210,000	2,020,521
LifeStorage L.P., 3.50%, 07/01/2026	2,663,000	2,501,857
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(b)	2,210,000	1,973,674
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	2,697,000	2,645,973
Public Storage
0.88%, 02/15/2026	2,210,000	1,959,033
1.50%, 11/09/2026	2,900,000	2,567,276
Realty Income Corp.
4.88%, 06/01/2026	2,640,000	2,617,113
4.13%, 10/15/2026	2,885,000	2,784,123
Sabra Health Care L.P., 5.13%, 08/15/2026	2,215,000	2,097,130
Simon Property Group L.P.
3.30%, 01/15/2026	3,600,000	3,417,964
3.25%, 11/30/2026	3,330,000	3,108,551
Ventas Realty L.P., 4.13%, 01/15/2026	2,218,000	2,136,671
Welltower OP LLC, 4.25%, 04/01/2026	3,095,000	2,988,271

		80,187,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Food & Staples Retailing-1.21%
Kroger Co. (The)
3.50%, 02/01/2026(b)	$2,221,000	$2,114,257
2.65%, 10/15/2026(b)	3,330,000	3,071,804
Sysco Corp., 3.30%, 07/15/2026	4,414,000	4,152,064
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	6,420,000	6,029,499
Walmart, Inc., 1.05%, 09/17/2026(b)	5,545,000	4,872,686

		20,240,310

Food Products-1.44%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	4,436,000	4,086,410
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026(b)	3,111,000	2,898,440
Hershey Co. (The), 2.30%, 08/15/2026	2,303,000	2,123,662
Ingredion, Inc., 3.20%, 10/01/2026(b)	2,210,000	2,072,069
Kellogg Co., 3.25%, 04/01/2026	3,330,000	3,145,868
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026(b)	8,320,000	7,746,066
McCormick & Co., Inc., 0.90%, 02/15/2026	2,220,000	1,951,247

		24,023,762

Gas Utilities-0.26%
National Fuel Gas Co., 5.50%, 01/15/2026	2,171,000	2,163,428
Southern California Gas Co., Series TT, 2.60%, 06/15/2026(b)	2,400,000	2,218,349

		4,381,777

Health Care Equipment & Supplies-0.87%
Abbott Laboratories, 3.75%, 11/30/2026	7,546,000	7,297,774
Baxter International, Inc., 2.60%, 08/15/2026	3,330,000	3,033,085
Stryker Corp., 3.50%, 03/15/2026	4,437,000	4,243,600

		14,574,459

Health Care Providers & Services-3.43%
Cigna Group (The)
4.50%, 02/25/2026	5,471,000	5,348,981
1.25%, 03/15/2026	3,552,000	3,158,935
CVS Health Corp., 2.88%, 06/01/2026(b)	7,773,000	7,233,115
Elevance Health, Inc.
4.90%, 02/08/2026	1,000,000	988,155
1.50%, 03/15/2026(b)	3,330,000	2,979,512
HCA, Inc.
5.88%, 02/15/2026(b)	6,657,000	6,655,156
5.25%, 06/15/2026	6,660,000	6,559,601
5.38%, 09/01/2026	4,442,000	4,380,323
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	2,216,000	1,964,660
McKesson Corp.
5.25%, 02/15/2026	1,170,000	1,164,248
1.30%, 08/15/2026(b)	2,210,000	1,940,514
Quest Diagnostics, Inc., 3.45%, 06/01/2026(b)	2,206,000	2,086,179

	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
1.25%, 01/15/2026(b)	$2,220,000	$2,006,506
3.10%, 03/15/2026	4,440,000	4,209,921
1.15%, 05/15/2026(b)	4,436,000	3,934,437
Universal Health Services, Inc., 1.65%, 09/01/2026	3,104,000	2,696,486

		57,306,729

Hotels, Restaurants & Leisure-1.21%
Booking Holdings, Inc., 3.60%, 06/01/2026	4,435,000	4,229,555
Expedia Group, Inc., 5.00%, 02/15/2026	3,330,000	3,286,172
Marriott International, Inc., Series R, 3.13%, 06/15/2026	3,330,000	3,115,614
McDonald’s Corp., 3.70%, 01/30/2026	7,773,000	7,502,792
Starbucks Corp., 2.45%, 06/15/2026	2,223,000	2,051,240

		20,185,373

Household Durables-0.77%
DR Horton, Inc., 1.30%, 10/15/2026	2,665,000	2,299,275
Newell Brands, Inc., 4.45%, 04/01/2026	8,810,000	8,338,973
PulteGroup, Inc., 5.50%, 03/01/2026	2,222,000	2,212,893

		12,851,141

Household Products-0.60%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	2,657,000	2,511,072
1.00%, 04/23/2026	4,437,000	3,952,998
2.45%, 11/03/2026	3,886,000	3,588,045

		10,052,115

Independent Power and Renewable Electricity Producers-0.19%
AES Corp. (The), 1.38%, 01/15/2026	3,600,000	3,187,635

Industrial Conglomerates-0.53%
3M Co., 2.25%, 09/19/2026(b)	2,883,000	2,615,757
Honeywell International, Inc., 2.50%, 11/01/2026(b)	6,720,000	6,213,565

		8,829,322

Insurance-1.93%
Allstate Corp. (The), 3.28%, 12/15/2026	2,437,000	2,303,243
American International Group, Inc., 3.90%, 04/01/2026(b)	3,727,000	3,576,726
Arch Capital Finance LLC, 4.01%, 12/15/2026(b)	2,217,000	2,140,511
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	6,657,000	6,344,157
CNA Financial Corp., 4.50%, 03/01/2026	2,209,000	2,163,470
Loews Corp., 3.75%, 04/01/2026	2,217,000	2,133,520
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	4,440,000	4,326,243
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026(b)	2,662,000	2,556,885
Old Republic International Corp., 3.88%, 08/26/2026	2,433,000	2,317,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 1.50%, 03/10/2026	$2,223,000	$2,004,896
Trinity Acquisition PLC, 4.40%, 03/15/2026(b)	2,440,000	2,359,172

		32,225,957

Interactive Media & Services-0.49%
Alphabet, Inc., 2.00%, 08/15/2026(b)	8,881,000	8,130,922

Internet & Direct Marketing Retail-0.82%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	12,210,000	10,813,846
eBay, Inc., 1.40%, 05/10/2026(b)	3,330,000	2,960,732

		13,774,578

IT Services-2.78%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026(b)	2,207,000	2,072,419
CGI, Inc. (Canada), 1.45%, 09/14/2026(b)	2,655,000	2,341,357
DXC Technology Co., 1.80%, 09/15/2026	3,098,000	2,694,772
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	5,552,000	4,871,793
Fiserv, Inc., 3.20%, 07/01/2026	8,882,000	8,290,922
Global Payments, Inc.
1.20%, 03/01/2026	4,881,000	4,269,110
4.80%, 04/01/2026(b)	3,328,000	3,242,299
International Business Machines Corp., 3.45%, 02/19/2026	5,990,000	5,712,065
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	2,820,000	2,424,991
Mastercard, Inc., 2.95%, 11/21/2026	3,330,000	3,114,899
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	5,550,000	5,124,876
Western Union Co. (The), 1.35%, 03/15/2026	2,662,000	2,343,763

		46,503,266

Leisure Products-0.17%
Hasbro, Inc., 3.55%, 11/19/2026	2,991,000	2,784,112

Machinery-2.35%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026(b)	3,990,000	3,978,027
0.90%, 03/02/2026	3,330,000	2,958,721
1.15%, 09/14/2026	2,222,000	1,952,826
CNH Industrial Capital LLC
1.88%, 01/15/2026	2,215,000	2,016,752
1.45%, 07/15/2026	2,700,000	2,389,416
Fortive Corp., 3.15%, 06/15/2026	4,000,000	3,735,762
Illinois Tool Works, Inc., 2.65%, 11/15/2026	4,440,000	4,117,302
John Deere Capital Corp.
4.80%, 01/09/2026(b)	5,330,000	5,309,929
0.70%, 01/15/2026(b)	4,000,000	3,551,237
2.65%, 06/10/2026(b)	2,220,000	2,068,273
1.05%, 06/17/2026	2,438,000	2,156,211
Wabtec Corp., 3.45%, 11/15/2026	3,250,000	3,005,876
Xylem, Inc., 3.25%, 11/01/2026(b)	2,164,000	2,008,837

		39,249,169

	Principal Amount	Value
Media-1.32%
Comcast Corp., 3.15%, 03/01/2026	$9,830,000	$9,299,109
Discovery Communications LLC, 4.90%, 03/11/2026(b)	3,110,000	3,034,166
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	6,450,000	6,148,079
Paramount Global, 4.00%, 01/15/2026	3,739,000	3,572,674

		22,054,028

Multiline Retail-0.25%
Target Corp., 2.50%, 04/15/2026(b)	4,440,000	4,158,948

Multi-Utilities-0.68%
CenterPoint Energy, Inc., 1.45%, 06/01/2026	2,216,000	1,963,392
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	2,499,000	2,220,679
DTE Energy Co., 2.85%, 10/01/2026(b)	2,600,000	2,388,478
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	2,210,000	2,030,980
WEC Energy Group, Inc., 4.75%, 01/09/2026(b)	2,880,000	2,840,347

		11,443,876

Oil, Gas & Consumable Fuels-6.76%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	2,433,000	2,450,032
Chevron Corp., 2.95%, 05/16/2026	9,983,000	9,400,564
Diamondback Energy, Inc., 3.25%, 12/01/2026	3,466,000	3,213,221
Enbridge, Inc. (Canada)
1.60%, 10/04/2026(b)	2,201,000	1,933,539
4.25%, 12/01/2026	3,330,000	3,195,600
Energy Transfer L.P.
4.75%, 01/15/2026	4,440,000	4,346,870
3.90%, 07/15/2026	2,439,000	2,303,799
Enterprise Products Operating LLC
5.05%, 01/10/2026(b)	3,320,000	3,314,489
3.70%, 02/15/2026	3,880,000	3,727,666
EOG Resources, Inc., 4.15%, 01/15/2026(b)	3,330,000	3,252,906
Equinor ASA (Norway), 1.75%, 01/22/2026(b)	3,500,000	3,196,560
Exxon Mobil Corp.
3.04%, 03/01/2026	11,100,000	10,520,818
2.28%, 08/16/2026	4,436,000	4,074,293
HF Sinclair Corp., 5.88%, 04/01/2026	3,520,000	3,524,022
Kinder Morgan, Inc., 1.75%, 11/15/2026	2,213,000	1,941,712
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	2,884,000	2,847,499
MPLX L.P., 1.75%, 03/01/2026	6,657,000	5,956,601
ONEOK, Inc., 5.85%, 01/15/2026(b)	2,666,000	2,687,742
Ovintiv Exploration, Inc., 5.38%, 01/01/2026(b)	2,235,000	2,216,581
Phillips 66, 1.30%, 02/15/2026	2,222,000	1,981,861
Pioneer Natural Resources Co., 1.13%, 01/15/2026	3,332,000	2,968,272
Plains All American Pipeline L.P./PAA
Finance Corp., 4.50%, 12/15/2026	3,330,000	3,198,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	$6,662,000	$6,705,203
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	7,769,000	7,278,113
2.50%, 09/12/2026	4,441,000	4,080,828
Spectra Energy Partners L.P., 3.38%, 10/15/2026	2,653,000	2,476,780
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	3,776,000	3,725,678
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	4,435,000	4,704,153
Valero Energy Corp., 3.40%, 09/15/2026	1,921,000	1,801,380

		113,025,283

Personal Products-0.17%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	3,083,000	2,799,986

Pharmaceuticals-2.61%
Astrazeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026(b)	5,550,000	4,917,906
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	5,319,000	4,666,845
Johnson & Johnson, 2.45%, 03/01/2026(b)	8,881,000	8,320,953
Merck & Co., Inc., 0.75%, 02/24/2026(b)	4,444,000	3,934,230
Pfizer, Inc.
2.75%, 06/03/2026	5,545,000	5,210,975
3.00%, 12/15/2026	7,770,000	7,308,704
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	9,977,000	9,335,628

		43,695,241

Professional Services-0.12%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	2,223,000	2,096,953

Road & Rail-0.84%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	2,220,000	2,079,156
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026(b)	4,500,000	3,986,617
CSX Corp., 2.60%, 11/01/2026	3,110,000	2,855,419
Norfolk Southern Corp., 2.90%, 06/15/2026(b)	2,660,000	2,472,409
Union Pacific Corp., 2.75%, 03/01/2026	2,890,000	2,710,635

		14,104,236

Semiconductors & Semiconductor Equipment-1.08%
Analog Devices, Inc., 3.50%, 12/05/2026(b)	3,991,000	3,789,473
Intel Corp., 2.60%, 05/19/2026	4,444,000	4,126,933
Marvell Technology, Inc., 1.65%, 04/15/2026(b)	2,223,000	1,990,623
NVIDIA Corp., 3.20%, 09/16/2026(b)	4,440,000	4,213,856

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc., 1.80%, 06/01/2026	$2,213,000	$1,949,161
Texas Instruments, Inc., 1.13%, 09/15/2026	2,215,000	1,949,249

		18,019,295

Software-3.01%
Fortinet, Inc., 1.00%, 03/15/2026	2,224,000	1,949,612
Microsoft Corp., 2.40%, 08/08/2026	17,760,000	16,479,701
Oracle Corp.
1.65%, 03/25/2026	12,280,000	10,980,834
2.65%, 07/15/2026	13,385,000	12,236,975
Roper Technologies, Inc., 3.80%, 12/15/2026	3,110,000	2,960,171
VMware, Inc., 1.40%, 08/15/2026	6,730,000	5,814,672

		50,421,965

Specialty Retail-3.04%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	19,880,000	20,131,469
4.90%, 10/01/2026(b)	7,767,000	7,599,234
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	5,768,000	5,446,194
2.13%, 09/15/2026	4,440,000	4,041,417
Lowe’s Cos., Inc., 2.50%, 04/15/2026	5,994,000	5,545,541
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	2,207,000	2,113,562
Ross Stores, Inc., 0.88%, 04/15/2026	2,215,000	1,940,093
TJX Cos., Inc. (The), 2.25%, 09/15/2026	4,444,000	4,059,722

		50,877,232

Technology Hardware, Storage & Peripherals-3.44%
Apple, Inc.
0.70%, 02/08/2026(b)	11,095,000	9,848,300
3.25%, 02/23/2026(b)	14,430,000	13,807,797
2.45%, 08/04/2026	9,987,000	9,249,364
2.05%, 09/11/2026	8,900,000	8,108,322
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	3,333,000	2,993,582
HP, Inc., 1.45%, 06/17/2026(b)	4,400,000	3,864,246
Western Digital Corp., 4.75%, 02/15/2026(b)	10,210,000	9,649,471

		57,521,082

Textiles, Apparel & Luxury Goods-0.25%
NIKE, Inc., 2.38%, 11/01/2026(b)	4,500,000	4,146,034

Tobacco-1.20%
Altria Group, Inc., 2.63%, 09/16/2026(b)	2,222,000	2,037,238
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	4,444,000	4,101,533
BAT International Finance PLC (United
Kingdom), 1.67%, 03/25/2026	6,662,000	5,919,904
Philip Morris International, Inc.
4.88%, 02/13/2026	2,000,000	1,978,208
2.75%, 02/25/2026	3,327,000	3,102,733
0.88%, 05/01/2026(b)	3,329,000	2,913,166

		20,052,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Trading Companies & Distributors-0.64%
Air Lease Corp.
2.88%, 01/15/2026(b)	$6,500,000	$5,995,610
1.88%, 08/15/2026	5,330,000	4,655,260

		10,650,870

Wireless Telecommunication Services-1.26%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026(b)	2,220,000	2,028,848
Sprint LLC, 7.63%, 03/01/2026	6,660,000	6,922,411
T-Mobile USA, Inc.
2.25%, 02/15/2026	7,990,000	7,275,368
2.63%, 04/15/2026(b)	5,330,000	4,888,400

		21,115,027

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,754,823,842)		1,656,779,505

	Shares
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $1,464,022)	1,464,022	1,464,022

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $1,756,287,864)		1,658,243,527

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.30%
Invesco Private Government Fund, 4.58%(c)(d)(e)	47,892,171	$47,892,171
Invesco Private Prime Fund, 4.83%(c)(d)(e)	124,281,218	124,306,070

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $172,200,589)		172,198,241

TOTAL INVESTMENTS IN SECURITIES-109.45% (Cost $1,928,488,453)		1,830,441,768
OTHER ASSETS LESS LIABILITIES-(9.45)%		(158,013,862)

NET ASSETS-100.00%		$1,672,427,906

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,406,597	$29,017,641	$(29,960,216)	$-	$-	$1,464,022	$52,117

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	24,753,126	153,743,822	(130,604,777)	-	-	47,892,171	990,267	*

Invesco Private Prime Fund	63,650,897	369,913,197	(309,286,616)	(5,410)	34,002	124,306,070	2,698,675	*

Total	$90,810,620	$552,674,660	$(469,851,609)	$(5,410)	$34,002	$173,662,263	$3,741,059

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 28, 2023

(Unaudited)

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	31.43

Information Technology	11.87

Health Care	10.14

Consumer Discretionary	8.74

Industrials	7.77

Energy	6.90

Communication Services	6.02

Consumer Staples	5.81

Real Estate	4.79

Utilities	4.38

Materials	1.21

Money Market Funds Plus Other Assets Less Liabilities	0.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.82%
Aerospace & Defense-1.95%
Boeing Co. (The), 5.04%, 05/01/2027(b)	$4,595,000	$4,529,068
General Dynamics Corp.
3.50%, 04/01/2027	1,722,000	1,633,557
2.63%, 11/15/2027(b)	1,141,000	1,035,630
Howmet Aerospace, Inc., 5.90%, 02/01/2027	1,431,000	1,426,196
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027(b)	1,369,000	1,252,483
Lockheed Martin Corp., 5.10%, 11/15/2027	1,722,000	1,745,770
Northrop Grumman Corp., 3.20%, 02/01/2027	1,722,000	1,618,406
Raytheon Technologies Corp., 3.13%, 05/04/2027	2,523,000	2,341,525

		15,582,635

Air Freight & Logistics-0.27%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	2,300,000	2,135,953

Airlines-0.49%
Southwest Airlines Co., 5.13%, 06/15/2027(b)	3,940,000	3,886,810

Auto Components-0.43%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	2,523,000	2,266,479
Lear Corp., 3.80%, 09/15/2027	1,251,000	1,169,654

		3,436,133

Automobiles-3.47%
American Honda Finance Corp., 2.35%, 01/08/2027(b)	1,145,000	1,044,286
General Motors Co.
4.20%, 10/01/2027(b)	1,722,000	1,629,475
6.80%, 10/01/2027	2,292,000	2,392,030
General Motors Financial Co., Inc.
4.35%, 01/17/2027(b)	2,873,000	2,746,349
2.35%, 02/26/2027(b)	2,292,000	2,026,712
5.00%, 04/09/2027	2,873,000	2,802,895
2.70%, 08/20/2027	2,063,000	1,818,901
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027(b)	2,292,000	2,104,616
Toyota Motor Credit Corp.
3.20%, 01/11/2027(b)	1,722,000	1,619,018
1.90%, 01/13/2027	1,712,000	1,530,745
3.05%, 03/22/2027(b)	3,213,000	2,990,883
1.15%, 08/13/2027	1,371,000	1,168,514
4.55%, 09/20/2027	2,292,000	2,255,994
5.45%, 11/10/2027	1,602,000	1,636,935

		27,767,353

Banks-13.06%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027	2,200,000	2,089,444
5.29%, 08/18/2027	4,000,000	3,921,838
Bank of America Corp.
3.25%, 10/21/2027(b)	5,736,000	5,286,174
Series L, 4.18%, 11/25/2027	4,595,000	4,384,545

	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	$2,843,000	$2,591,592
Series H, 4.70%, 09/14/2027	2,276,000	2,226,783
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	1,712,000	1,524,965
2.95%, 03/11/2027(b)	1,602,000	1,468,808
Canadian Imperial Bank of Commerce (Canada), 3.45%, 04/07/2027(b)	2,280,000	2,135,101
Citigroup, Inc., 4.45%, 09/29/2027(b)	8,839,000	8,447,325
Fifth Third Bancorp, 2.55%, 05/05/2027	1,722,000	1,560,619
Fifth Third Bank N.A., 2.25%, 02/01/2027	1,500,000	1,350,693
JPMorgan Chase & Co.
8.00%, 04/29/2027	1,149,000	1,285,853
4.25%, 10/01/2027	3,444,000	3,317,082
3.63%, 12/01/2027	2,523,000	2,356,281
Keybank N.A., 5.85%, 11/15/2027	2,250,000	2,304,244
KeyCorp, 2.25%, 04/06/2027(b)	1,827,000	1,627,927
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	2,850,000	2,658,987
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	1,250,000	1,151,243
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	2,287,000	2,181,796
3.29%, 07/25/2027	2,283,000	2,115,466
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	1,200,000	1,127,869
3.17%, 09/11/2027	2,620,000	2,402,413
PNC Bank N.A., 3.10%, 10/25/2027(b)	2,400,000	2,231,480
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	1,722,000	1,609,415
Royal Bank of Canada (Canada)
2.05%, 01/21/2027	1,146,000	1,028,553
3.63%, 05/04/2027(b)	2,743,000	2,580,737
4.24%, 08/03/2027	2,873,000	2,760,506
6.00%, 11/01/2027(b)	3,100,000	3,191,733
Santander Holdings USA, Inc., 4.40%, 07/13/2027	2,399,000	2,281,366
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	2,867,000	2,675,039
2.17%, 01/14/2027	1,200,000	1,065,525
3.36%, 07/12/2027	4,004,000	3,712,126
3.35%, 10/18/2027	1,722,000	1,587,556
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027	1,725,000	1,531,858
2.80%, 03/10/2027	2,523,000	2,306,947
4.11%, 06/08/2027(b)	3,444,000	3,302,774
4.69%, 09/15/2027	3,444,000	3,370,339
Truist Financial Corp., 1.13%, 08/03/2027(b)	1,722,000	1,466,819
U.S. Bancorp, Series X, 3.15%, 04/27/2027	2,983,000	2,783,891
Wells Fargo & Co., 4.30%, 07/22/2027(b)	5,736,000	5,553,608

		104,557,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Beverages-1.84%
Coca-Cola Co. (The)
3.38%, 03/25/2027	$2,292,000	$2,188,570
2.90%, 05/25/2027(b)	1,151,000	1,077,703
1.45%, 06/01/2027(b)	3,444,000	3,025,984
Constellation Brands, Inc.
3.50%, 05/09/2027	1,151,000	1,082,981
4.35%, 05/09/2027	1,375,000	1,329,591
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	1,730,000	1,756,278
PepsiCo, Inc.
2.63%, 03/19/2027	1,151,000	1,065,690
3.00%, 10/15/2027(b)	3,444,000	3,207,189

		14,733,986

Biotechnology-1.22%
Amgen, Inc.
2.20%, 02/21/2027(b)	3,961,000	3,551,504
3.20%, 11/02/2027(b)	2,292,000	2,117,971
Gilead Sciences, Inc.
2.95%, 03/01/2027	2,873,000	2,662,715
1.20%, 10/01/2027	1,722,000	1,455,562

		9,787,752

Building Products-0.16%
Carlisle Cos., Inc., 3.75%, 12/01/2027	1,371,000	1,282,566

Capital Markets-5.99%
Ares Capital Corp., 2.88%, 06/15/2027(b)	1,135,000	988,539
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027	1,950,000	1,751,030
3.25%, 05/16/2027(b)	1,720,000	1,612,164
BlackRock, Inc., 3.20%, 03/15/2027	1,600,000	1,508,737
Blackstone Secured Lending Fund, 2.13%, 02/15/2027(b)	1,418,000	1,194,929
Cboe Global Markets, Inc., 3.65%, 01/12/2027(b)	1,490,000	1,424,964
Charles Schwab Corp. (The)
3.20%, 03/02/2027	1,490,000	1,394,132
2.45%, 03/03/2027	3,440,000	3,122,372
3.30%, 04/01/2027(b)	1,700,000	1,598,669
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	2,730,000	2,504,050
FactSet Research Systems, Inc., 2.90%, 03/01/2027(b)	1,141,000	1,051,998
FS KKR Capital Corp., 3.25%, 07/15/2027	1,145,000	980,979
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	1,852,000	1,887,084
3.85%, 01/26/2027(b)	6,887,000	6,518,832
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	1,713,000	1,680,568
Morgan Stanley
3.63%, 01/20/2027	6,887,000	6,515,032
3.95%, 04/23/2027	4,595,000	4,345,481
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027	2,800,000	2,476,916
5.39%, 07/06/2027(b)	1,150,000	1,139,655
Northern Trust Corp., 4.00%, 05/10/2027(b)	2,293,000	2,222,478

	Principal Amount	Value
Capital Markets-(continued)
Owl Rock Capital Corp., 2.63%, 01/15/2027(b)	$1,151,000	$980,080
S&P Global, Inc., 2.95%, 01/22/2027(b)	1,151,000	1,078,664

		47,977,353

Chemicals-2.06%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	1,492,000	1,327,601
Albemarle Corp., 4.65%, 06/01/2027	1,492,000	1,456,155
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	4,594,000	4,563,112
Ecolab, Inc.
1.65%, 02/01/2027	1,141,000	1,008,205
3.25%, 12/01/2027(b)	1,141,000	1,062,618
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	1,353,000	1,262,941
Mosaic Co. (The), 4.05%, 11/15/2027(b)	1,602,000	1,517,967
Olin Corp., 5.13%, 09/15/2027	1,150,000	1,094,346
Sherwin-Williams Co. (The), 3.45%, 06/01/2027(b)	3,433,000	3,218,975

		16,511,920

Commercial Services & Supplies-0.65%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	2,292,000	2,189,793
Republic Services, Inc., 3.38%, 11/15/2027	1,492,000	1,382,607
Waste Management, Inc., 3.15%, 11/15/2027(b)	1,722,000	1,594,113

		5,166,513

Communications Equipment-0.13%
Nokia OYJ (Finland), 4.38%, 06/12/2027.	1,151,000	1,078,614

Construction Materials-0.13%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	1,131,000	1,060,510

Consumer Finance-2.93%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	1,714,000	1,634,710
7.10%, 11/15/2027(b)	1,712,000	1,779,235
American Express Co.
2.55%, 03/04/2027	4,014,000	3,635,724
3.30%, 05/03/2027(b)	3,790,000	3,543,414
5.85%, 11/05/2027(b)	3,444,000	3,547,363
Capital One Financial Corp.
3.75%, 03/09/2027	3,099,000	2,908,081
3.65%, 05/11/2027(b)	2,300,000	2,143,887
Discover Financial Services, 4.10%, 02/09/2027(b)	2,298,000	2,179,161
Synchrony Financial, 3.95%, 12/01/2027(b)	2,292,000	2,086,441

		23,458,016

Containers & Packaging-0.13%
Packaging Corp. of America, 3.40%, 12/15/2027	1,141,000	1,055,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Financial Services-0.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027	$2,270,000	$2,057,891
4.63%, 10/15/2027	1,400,000	1,321,276
Blackstone Private Credit Fund, 3.25%, 03/15/2027	2,281,000	1,965,923
ORIX Corp. (Japan)
3.70%, 07/18/2027	1,110,000	1,049,071
5.00%, 09/13/2027	1,141,000	1,132,034

		7,526,195

Diversified Telecommunication Services-2.85%
AT&T, Inc.
4.25%, 03/01/2027	3,423,000	3,319,982
2.30%, 06/01/2027(b)	5,738,000	5,115,209
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	3,420,000	3,242,130
TELUS Corp. (Canada)
2.80%, 02/16/2027	1,371,000	1,258,463
3.70%, 09/15/2027(b)	1,141,000	1,077,414
Verizon Communications, Inc.
4.13%, 03/16/2027(b)	7,458,000	7,181,490
3.00%, 03/22/2027	1,722,000	1,592,009

		22,786,697

Electric Utilities-4.29%
Alabama Power Co., 3.75%, 09/01/2027(b)	1,261,000	1,203,062
American Electric Power Co., Inc.
5.75%, 11/01/2027(b)	1,140,000	1,166,695
3.20%, 11/13/2027	1,203,000	1,104,287
Duke Energy Corp.
3.15%, 08/15/2027	1,722,000	1,584,869
5.00%, 12/08/2027	1,151,000	1,143,011
Duke Energy Florida LLC, 3.20%, 01/15/2027	1,490,000	1,401,140
Edison International, 5.75%, 06/15/2027(b)	1,382,000	1,389,413
Eversource Energy
2.90%, 03/01/2027	1,495,000	1,369,467
4.60%, 07/01/2027	1,371,000	1,336,629
Exelon Corp., 2.75%, 03/15/2027	1,480,000	1,342,771
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	3,443,000	3,215,400
ITC Holdings Corp., 3.35%, 11/15/2027(b)	1,147,000	1,058,132
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	2,291,000	2,019,706
3.55%, 05/01/2027	3,410,000	3,186,074
4.63%, 07/15/2027	2,873,000	2,794,348
Pacific Gas and Electric Co., 2.10%, 08/01/2027	2,282,000	1,945,434
Southern California Edison Co.
5.85%, 11/01/2027	1,720,000	1,761,639
Series D, 4.70%, 06/01/2027	1,375,000	1,353,315

	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	$1,721,000	$1,621,556
Series B, 3.75%, 05/15/2027(b)	1,365,000	1,297,013
Xcel Energy, Inc., 1.75%, 03/15/2027	1,141,000	1,002,133

		34,296,094

Electrical Equipment-0.31%
Eaton Corp., 3.10%, 09/15/2027	1,602,000	1,480,538
Emerson Electric Co., 1.80%, 10/15/2027(b)	1,145,000	999,574

		2,480,112

Electronic Equipment, Instruments & Components-0.33%
Jabil, Inc., 4.25%, 05/15/2027(b)	1,141,000	1,085,180
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,602,000	1,572,505

		2,657,685

Energy Equipment & Services-0.36%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	3,094,000	2,858,492

Entertainment-0.57%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	1,381,000	1,303,841
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	2,300,000	2,130,642
Walt Disney Co. (The), 3.70%, 03/23/2027	1,151,000	1,103,928

		4,538,411

Equity REITs-3.72%
American Tower Corp.
2.75%, 01/15/2027	1,722,000	1,556,724
3.65%, 03/15/2027	1,492,000	1,389,946
3.55%, 07/15/2027	1,722,000	1,592,663
Boston Properties L.P., 6.75%, 12/01/2027(b)	1,720,000	1,786,995
Crown Castle, Inc.
4.00%, 03/01/2027	1,141,000	1,086,651
2.90%, 03/15/2027	1,722,000	1,565,021
3.65%, 09/01/2027	2,300,000	2,141,112
Digital Realty Trust L.P., 3.70%, 08/15/2027	2,292,000	2,124,839
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027(b)	1,151,000	1,070,653
Mid-America Apartments L.P., 3.60%, 06/01/2027	1,381,000	1,306,503
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(b)	3,200,000	2,628,456
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	1,603,000	1,515,197
Public Storage, 3.09%, 09/15/2027(b)	1,149,000	1,064,349
Realty Income Corp.
3.00%, 01/15/2027	1,375,000	1,271,311
3.95%, 08/15/2027	1,359,000	1,295,374
Regency Centers L.P., 3.60%, 02/01/2027	1,111,000	1,047,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
Simon Property Group L.P.
1.38%, 01/15/2027(b)	$1,263,000	$1,104,340
3.38%, 06/15/2027	1,720,000	1,602,607
3.38%, 12/01/2027	1,722,000	1,592,445
Welltower OP LLC, 2.70%, 02/15/2027	1,151,000	1,039,650

		29,782,028

Food & Staples Retailing-1.22%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	2,292,000	2,158,021
1.38%, 06/20/2027	2,873,000	2,511,360
Kroger Co. (The), 3.70%, 08/01/2027(b)	1,375,000	1,297,993
Sysco Corp., 3.25%, 07/15/2027(b)	1,722,000	1,591,884
Walmart, Inc., 3.95%, 09/09/2027(b)	2,292,000	2,233,692

		9,792,950

Food Products-2.02%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	1,380,000	1,295,932
Conagra Brands, Inc., 1.38%, 11/01/2027(b)	2,292,000	1,909,141
General Mills, Inc., 3.20%, 02/10/2027(b)	1,712,000	1,616,514
JM Smucker Co. (The), 3.38%, 12/15/2027	1,141,000	1,056,480
Kellogg Co., 3.40%, 11/15/2027	1,375,000	1,284,375
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027	3,102,000	2,950,419
McCormick & Co., Inc., 3.40%, 08/15/2027	1,712,000	1,591,181
Mondelez International, Inc., 2.63%, 03/17/2027(b)	1,722,000	1,574,133
Tyson Foods, Inc., 3.55%, 06/02/2027	3,103,000	2,904,851

		16,183,026

Gas Utilities-0.32%
Atmos Energy Corp., 3.00%, 06/15/2027	1,141,000	1,061,710
Southern California Gas Co., 2.95%, 04/15/2027	1,610,000	1,491,229

		2,552,939

Health Care Equipment & Supplies-0.83%
Baxter International, Inc., 1.92%, 02/01/2027	3,302,000	2,880,765
Becton, Dickinson and Co., 3.70%, 06/06/2027	3,964,000	3,745,572

		6,626,337

Health Care Providers & Services-4.90%
AmerisourceBergen Corp., 3.45%, 12/15/2027(b)	1,722,000	1,601,468
Cardinal Health, Inc., 3.41%, 06/15/2027.	2,798,000	2,608,608
Centene Corp., 4.25%, 12/15/2027	5,500,000	5,087,225
Cigna Group (The)
3.40%, 03/01/2027	3,046,000	2,854,036
3.05%, 10/15/2027	1,253,000	1,147,434
CommonSpirit Health, 6.07%, 11/01/2027	1,156,000	1,183,043
CVS Health Corp.
3.63%, 04/01/2027	1,722,000	1,620,486
1.30%, 08/21/2027	5,145,000	4,337,633

	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc., 3.65%, 12/01/2027	$3,668,000	$3,443,080
HCA, Inc., 4.50%, 02/15/2027	2,753,000	2,640,815
Humana, Inc.
1.35%, 02/03/2027	1,722,000	1,483,256
3.95%, 03/15/2027	1,375,000	1,315,314
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	1,311,000	1,230,861
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027(b)	1,365,000	1,293,697
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	1,141,000	1,078,564
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	1,722,000	1,633,254
3.38%, 04/15/2027	1,431,000	1,349,952
3.70%, 05/15/2027(b)	1,375,000	1,312,277
2.95%, 10/15/2027	2,182,000	2,004,595

		39,225,598

Hotels, Restaurants & Leisure-1.25%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	1,121,000	1,070,773
Expedia Group, Inc., 4.63%, 08/01/2027	1,710,000	1,633,055
Marriott International, Inc., 5.00%, 10/15/2027(b)	2,292,000	2,266,540
McDonald’s Corp.
3.50%, 03/01/2027	1,952,000	1,843,528
3.50%, 07/01/2027	2,292,000	2,162,967
Starbucks Corp., 2.00%, 03/12/2027	1,151,000	1,024,856

		10,001,719

Household Durables-0.79%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	1,144,000	958,618
Leggett & Platt, Inc., 3.50%, 11/15/2027	1,141,000	1,051,216
Lennar Corp., 4.75%, 11/29/2027(b)	2,062,000	1,977,071
Newell Brands, Inc., 6.38%, 09/15/2027(b)	1,150,000	1,145,061
PulteGroup, Inc., 5.00%, 01/15/2027	1,203,000	1,184,635

		6,316,601

Household Products-0.88%
Colgate-Palmolive Co., 3.10%, 08/15/2027	1,141,000	1,076,161
Kimberly-Clark Corp., 1.05%, 09/15/2027	1,381,000	1,173,504
Procter & Gamble Co. (The)
1.90%, 02/01/2027(b)	2,292,000	2,087,081
2.80%, 03/25/2027	1,151,000	1,073,917
2.85%, 08/11/2027	1,712,000	1,595,268

		7,005,931

Independent Power and Renewable Electricity Producers-0.19%
NSTAR Electric Co., 3.20%, 05/15/2027	1,606,000	1,498,071

Industrial Conglomerates-0.47%
3M Co., 2.88%, 10/15/2027(b)	1,952,000	1,777,486
Honeywell International, Inc., 1.10%, 03/01/2027(b)	2,292,000	1,993,918

		3,771,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Insurance-1.55%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	$1,020,000	$1,001,958
Aon Corp., 8.21%, 01/01/2027	1,050,000	1,108,742
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	1,371,000	1,247,056
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027(b)	1,722,000	1,592,727
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	1,739,000	1,627,303
CNA Financial Corp., 3.45%, 08/15/2027	1,141,000	1,056,715
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	1,141,000	1,035,350
Progressive Corp. (The)
2.45%, 01/15/2027	1,141,000	1,043,346
2.50%, 03/15/2027	1,151,000	1,049,357
Willis North America, Inc., 4.65%, 06/15/2027	1,722,000	1,664,806

		12,427,360

Interactive Media & Services-0.96%
Alphabet, Inc., 0.80%, 08/15/2027	2,292,000	1,955,943
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	6,100,000	5,735,199

		7,691,142

Internet & Direct Marketing Retail-2.59%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	4,595,000	4,342,776
1.20%, 06/03/2027(b)	2,873,000	2,482,623
3.15%, 08/22/2027(b)	8,038,000	7,509,649
4.55%, 12/01/2027(b)	4,590,000	4,540,158
eBay, Inc., 3.60%, 06/05/2027(b)	1,952,000	1,841,559

		20,716,765

IT Services-2.81%
Fidelity National Information Services, Inc., 4.70%, 07/15/2027	1,151,000	1,120,777
Fiserv, Inc., 2.25%, 06/01/2027(b)	2,292,000	2,034,984
Global Payments, Inc.
2.15%, 01/15/2027	1,722,000	1,510,033
4.95%, 08/15/2027	1,151,000	1,114,142
International Business Machines Corp.
3.30%, 01/27/2027	1,200,000	1,125,898
2.20%, 02/09/2027	1,480,000	1,330,808
1.70%, 05/15/2027	2,860,000	2,508,522
4.15%, 07/27/2027(b)	1,694,000	1,637,948
Mastercard, Inc., 3.30%, 03/26/2027(b)	2,292,000	2,169,727
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	1,141,000	1,099,474
VeriSign, Inc., 4.75%, 07/15/2027	1,260,000	1,222,395
Visa, Inc.
1.90%, 04/15/2027(b)	3,444,000	3,092,210
0.75%, 08/15/2027	1,141,000	969,293
2.75%, 09/15/2027	1,712,000	1,584,396

		22,520,607

Leisure Products-0.13%
Hasbro, Inc., 3.50%, 09/15/2027	1,141,000	1,047,309

	Principal Amount	Value
Life Sciences Tools & Services-0.31%
Illumina, Inc., 5.75%, 12/13/2027	$1,139,000	$1,147,545
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027	1,371,000	1,371,182

		2,518,727

Machinery-2.05%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	1,151,000	1,037,636
3.60%, 08/12/2027(b)	1,602,000	1,530,251
1.10%, 09/14/2027(b)	1,726,000	1,477,026
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027(b)	1,141,000	1,082,521
John Deere Capital Corp.
1.70%, 01/11/2027(b)	1,141,000	1,017,428
2.35%, 03/08/2027(b)	1,151,000	1,047,135
1.75%, 03/09/2027	1,151,000	1,027,125
2.80%, 09/08/2027	1,151,000	1,057,677
4.15%, 09/15/2027	2,062,000	2,005,168
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	1,141,000	1,025,569
Parker-Hannifin Corp.
3.25%, 03/01/2027	1,602,000	1,490,559
4.25%, 09/15/2027	2,757,000	2,639,635

		16,437,730

Media-1.31%
Comcast Corp.
2.35%, 01/15/2027	3,210,000	2,910,203
3.30%, 02/01/2027	2,873,000	2,698,376
3.30%, 04/01/2027	1,822,000	1,708,351
5.35%, 11/15/2027(b)	1,722,000	1,747,957
Paramount Global, 2.90%, 01/15/2027	1,602,000	1,452,054

		10,516,941

Metals & Mining-0.49%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	2,750,000	2,822,034
Nucor Corp., 4.30%, 05/23/2027	1,151,000	1,116,244

		3,938,278

Multiline Retail-0.58%
Dollar General Corp.
3.88%, 04/15/2027	1,375,000	1,309,852
4.63%, 11/01/2027	1,263,000	1,233,652
Target Corp., 1.95%, 01/15/2027(b)	2,292,000	2,066,325

		4,609,829

Multi-Utilities-0.92%
Ameren Corp., 1.95%, 03/15/2027	1,141,000	1,005,685
NiSource, Inc., 3.49%, 05/15/2027	2,280,000	2,131,899
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,602,000	1,639,588
Sempra Energy, 3.25%, 06/15/2027	1,720,000	1,587,799
WEC Energy Group, Inc., 1.38%, 10/15/2027	1,152,000	976,371

		7,341,342

Oil, Gas & Consumable Fuels-6.08%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	1,141,000	1,088,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
BP Capital Markets America, Inc., 3.54%, 04/06/2027	$1,147,000	$1,085,801
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027(b)	3,443,000	3,210,267
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	2,873,000	2,699,838
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	2,820,000	2,784,353
Chevron Corp., 2.00%, 05/11/2027(b)	2,292,000	2,054,016
Chevron USA, Inc., 1.02%, 08/12/2027	1,725,000	1,473,487
Coterra Energy Inc., 3.90%, 05/15/2027	1,570,000	1,472,318
DCP Midstream Operating L.P., 5.63%, 07/15/2027	1,150,000	1,139,820
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	1,610,000	1,508,834
Energy Transfer L.P.
4.40%, 03/15/2027	1,610,000	1,539,233
4.20%, 04/15/2027	1,365,000	1,292,447
4.00%, 10/01/2027	1,722,000	1,606,729
Enterprise Products Operating LLC, 3.95%, 02/15/2027	1,319,000	1,260,368
EQT Corp., 3.90%, 10/01/2027(b)	2,774,000	2,539,486
Equinor ASA (Norway), 3.00%, 04/06/2027	1,140,000	1,061,551
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	2,292,000	2,185,143
Hess Corp., 4.30%, 04/01/2027(b)	2,292,000	2,195,552
Marathon Oil Corp., 4.40%, 07/15/2027(b)	2,292,000	2,184,959
MPLX L.P., 4.13%, 03/01/2027	2,873,000	2,742,903
ONEOK, Inc., 4.00%, 07/13/2027	1,151,000	1,083,841
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	3,443,000	3,363,167
Targa Resources Corp., 5.20%, 07/01/2027	1,722,000	1,694,261
TC PipeLines L.P., 3.90%, 05/25/2027	1,141,000	1,077,003
Valero Energy Corp., 2.15%, 09/15/2027	1,323,000	1,164,953
Williams Cos., Inc. (The), 3.75%, 06/15/2027	3,331,000	3,133,084

		48,642,409

Personal Products-0.40%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	1,151,000	1,085,294
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027(b)	2,265,000	2,104,056

		3,189,350

Pharmaceuticals-3.44%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	1,722,000	1,614,447
Bristol-Myers Squibb Co.
3.25%, 02/27/2027(b)	1,176,000	1,113,466
1.13%, 11/13/2027	2,292,000	1,947,706
Eli Lilly and Co., 3.10%, 05/15/2027	920,000	861,604
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/2027(b)	4,400,000	4,093,263
Johnson & Johnson
2.95%, 03/03/2027(b)	2,292,000	2,159,980
0.95%, 09/01/2027	3,444,000	2,949,456

	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc., 1.70%, 06/10/2027	$3,446,000	$3,044,800
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	2,873,000	2,601,914
3.10%, 05/17/2027	2,292,000	2,154,913
Royalty Pharma PLC, 1.75%, 09/02/2027(b)	2,292,000	1,943,071
Viatris, Inc., 2.30%, 06/22/2027	1,720,000	1,486,494
Zoetis, Inc., 3.00%, 09/12/2027	1,722,000	1,589,647

		27,560,761

Professional Services-0.21%
Equifax, Inc., 5.10%, 12/15/2027(b)	1,722,000	1,706,115

Road & Rail-0.63%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	1,150,000	1,087,352
CSX Corp., 3.25%, 06/01/2027	1,950,000	1,819,831
Union Pacific Corp.
2.15%, 02/05/2027(b)	1,150,000	1,040,520
3.00%, 04/15/2027	1,140,000	1,062,048

		5,009,751

Semiconductors & Semiconductor Equipment-2.92%
Applied Materials, Inc., 3.30%, 04/01/2027(b)	2,753,000	2,603,980
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027(b)	6,708,000	6,330,107
Intel Corp.
3.75%, 03/25/2027(b)	2,292,000	2,189,208
3.15%, 05/11/2027(b)	2,292,000	2,133,042
3.75%, 08/05/2027(b)	2,873,000	2,733,648
Micron Technology, Inc., 4.19%, 02/15/2027(b)	2,062,000	1,953,087
QUALCOMM, Inc., 3.25%, 05/20/2027	4,590,000	4,319,746
Texas Instruments, Inc., 2.90%, 11/03/2027(b)	1,151,000	1,065,683

		23,328,501

Software-3.80%
Adobe, Inc., 2.15%, 02/01/2027(b)	1,952,000	1,774,892
Autodesk, Inc., 3.50%, 06/15/2027(b)	1,141,000	1,069,817
Intuit, Inc., 1.35%, 07/15/2027(b)	1,152,000	998,640
Microsoft Corp., 3.30%, 02/06/2027(b)	9,179,000	8,774,188
Oracle Corp.
2.80%, 04/01/2027	5,165,000	4,687,650
3.25%, 11/15/2027(b)	6,308,000	5,773,846
Roper Technologies, Inc., 1.40%, 09/15/2027	1,602,000	1,360,047
VMware, Inc.
4.65%, 05/15/2027	1,152,000	1,112,473
3.90%, 08/21/2027	2,873,000	2,684,224
Workday, Inc., 3.50%, 04/01/2027(b)	2,294,000	2,143,720

		30,379,497

Specialty Retail-1.63%
AutoZone, Inc., 3.75%, 06/01/2027	1,375,000	1,306,249
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	1,722,000	1,575,073
2.88%, 04/15/2027(b)	1,722,000	1,600,624
2.80%, 09/14/2027(b)	2,292,000	2,110,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
3.35%, 04/01/2027	$1,722,000	$1,611,782
3.10%, 05/03/2027(b)	3,443,000	3,198,289
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	1,720,000	1,617,404

		13,019,665

Technology Hardware, Storage & Peripherals-2.50%
Apple, Inc.
3.35%, 02/09/2027(b)	5,165,000	4,924,860
3.20%, 05/11/2027(b)	4,594,000	4,343,335
3.00%, 06/20/2027(b)	2,292,000	2,155,172
2.90%, 09/12/2027(b)	4,590,000	4,270,077
3.00%, 11/13/2027(b)	3,444,000	3,210,028
NetApp, Inc., 2.38%, 06/22/2027(b)	1,252,000	1,125,997

		20,029,469

Textiles, Apparel & Luxury Goods-0.40%
NIKE, Inc., 2.75%, 03/27/2027(b)	2,292,000	2,126,335
VF Corp., 2.80%, 04/23/2027(b)	1,151,000	1,045,256

		3,171,591

Tobacco-0.81%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027(b)	2,062,000	1,994,269
Philip Morris International, Inc.
3.13%, 08/17/2027(b)	1,151,000	1,067,578
5.13%, 11/17/2027(b)	3,444,000	3,430,033

		6,491,880

Trading Companies & Distributors-0.85%
Air Lease Corp.
2.20%, 01/15/2027(b)	1,722,000	1,513,919
3.63%, 04/01/2027	1,141,000	1,049,471
3.63%, 12/01/2027	1,144,000	1,041,046
5.85%, 12/15/2027(b)	1,600,000	1,593,792
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	1,720,000	1,588,248

		6,786,476

	Principal Amount	Value
Water Utilities-0.16%
American Water Capital Corp., 2.95%, 09/01/2027(b)	$1,370,000	$1,256,846

Wireless Telecommunication Services-0.14%
T-Mobile USA, Inc., 5.38%, 04/15/2027	1,146,000	1,147,317

Total U.S. Dollar Denominated Bonds & Notes (Cost $841,685,791)		790,865,110

	Shares
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $1,403,784)	1,403,784	1,403,784

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $843,089,575)		792,268,894

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.47%
Invesco Private Government Fund, 4.58%(c)(d)(e)	54,830,240	54,830,240
Invesco Private Prime Fund, 4.83%(c)(d)(e)	140,963,853	140,992,041

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $195,828,060)		195,822,281

TOTAL INVESTMENTS IN SECURITIES-123.47% (Cost $1,038,917,635)		988,091,175
OTHER ASSETS LESS LIABILITIES-(23.47)%		(187,803,042)

NET ASSETS-100.00%		$800,288,133

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$365,182	$15,650,891	$ (14,612,289)	$-	$-	$1,403,784	$36,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$27,045,614	$114,987,821	$(87,203,195)	$-	$-	$54,830,240	$799,419	*

Invesco Private Prime Fund	69,545,867	251,568,877	(180,135,395)	(10,751)	23,443	140,992,041	2,174,951	*

Total	$96,956,663	$382,207,589	$(281,950,879)	$(10,751)	$23,443	$197,226,065	$3,010,989

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	24.47

Information Technology	12.68

Consumer Discretionary	11.27

Health Care	10.19

Industrials	7.85

Consumer Staples	7.68

Energy	6.44

Utilities	5.88

Communication Services	5.83

Real Estate	3.72

Materials	2.81

Money Market Funds Plus Other Assets Less Liabilities	1.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.91%
Aerospace & Defense-3.60%
Boeing Co. (The), 3.25%, 02/01/2028	$2,576,000	$2,334,001
General Dynamics Corp., 3.75%, 05/15/2028	2,352,000	2,237,922
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	1,365,000	1,122,831
L3Harris Technologies, Inc., 4.40%, 06/15/2028	1,994,000	1,926,372
Northrop Grumman Corp., 3.25%, 01/15/2028(b)	4,704,000	4,345,994
Raytheon Technologies Corp., 4.13%, 11/16/2028	7,100,000	6,763,682

		18,730,802

Air Freight & Logistics-0.46%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	1,395,000	1,323,881
FedEx Corp., 3.40%, 02/15/2028	1,167,000	1,076,970

		2,400,851

Airlines-0.17%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	959,000	876,047

Automobiles-3.40%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	1,000,000	986,192
3.50%, 02/15/2028(b)	1,161,000	1,087,325
2.00%, 03/24/2028	1,761,000	1,523,615
General Motors Co., 5.00%, 10/01/2028(b)	1,761,000	1,707,034
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	2,350,000	2,366,702
2.40%, 04/10/2028	2,350,000	2,003,630
2.40%, 10/15/2028(b)	2,330,000	1,951,813
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028(b)	1,170,000	1,113,314
Toyota Motor Credit Corp.
3.05%, 01/11/2028	1,171,000	1,078,132
4.63%, 01/12/2028(b)	2,350,000	2,320,910
1.90%, 04/06/2028	1,760,000	1,530,195

		17,668,862

Banks-10.06%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028(b)	3,000,000	2,822,503
Bank of Montreal (Canada), 5.20%, 02/01/2028(b)	2,800,000	2,789,347
Barclays PLC (United Kingdom), 4.84%, 05/09/2028(b)	4,690,000	4,397,561
Citigroup, Inc., 4.13%, 07/25/2028	4,918,000	4,605,252
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	1,527,000	1,449,061
KeyCorp, 4.10%, 04/30/2028(b)	1,757,000	1,668,647
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028(b)	3,445,000	3,260,094
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028	3,014,000	2,839,412
4.05%, 09/11/2028	2,324,000	2,228,647
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	3,125,000	2,943,311

	Principal Amount	Value
Banks-(continued)
PNC Bank N.A.
3.25%, 01/22/2028	$1,750,000	$1,628,545
4.05%, 07/26/2028	2,870,000	2,710,154
Regions Financial Corp., 1.80%, 08/12/2028	1,497,000	1,255,606
Royal Bank of Canada (Canada), 4.90%, 01/12/2028(b)	1,680,000	1,656,407
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	3,000,000	2,993,646
3.54%, 01/17/2028	1,755,000	1,619,882
3.94%, 07/19/2028	1,764,000	1,651,625
1.90%, 09/17/2028	4,770,000	3,963,557
SVB Financial Group, 2.10%, 05/15/2028(b)	1,161,000	976,252
Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028	2,930,000	2,917,544
U.S. Bancorp, 3.90%, 04/26/2028(b)	1,984,000	1,894,576

		52,271,629

Beverages-2.91%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028(b)	5,900,000	5,636,586
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	1,760,000	1,526,091
1.00%, 03/15/2028(b)	3,100,000	2,596,171
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	1,649,000	1,528,853
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	1,200,000	1,143,977
PepsiCo, Inc.
3.60%, 02/18/2028	1,761,000	1,679,896
4.45%, 05/15/2028	1,000,000	992,668

		15,104,242

Biotechnology-0.46%
Amgen, Inc., 1.65%, 08/15/2028	2,832,000	2,371,073

Building Products-0.22%
Masco Corp., 1.50%, 02/15/2028(b)	1,406,000	1,163,491

Capital Markets-5.38%
Ares Capital Corp., 2.88%, 06/15/2028(b)	2,938,000	2,415,529
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	1,761,000	1,633,199
3.85%, 04/28/2028	2,117,000	2,010,577
1.65%, 07/14/2028	1,188,000	1,014,417
3.00%, 10/30/2028	1,151,000	1,031,073
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,500,000	1,212,483
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	2,444,000	2,278,389
Charles Schwab Corp. (The)
3.20%, 01/25/2028	1,696,000	1,569,757
2.00%, 03/20/2028	2,997,000	2,613,465
CME Group, Inc., 3.75%, 06/15/2028	1,174,000	1,121,711
Credit Suisse AG (Switzerland), 7.50%, 02/15/2028	5,488,000	5,545,499
FS KKR Capital Corp., 3.13%, 10/12/2028(b)	1,710,000	1,407,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	$1,000,000	$1,008,510
2.17%, 07/14/2028	2,400,000	2,003,759
Northern Trust Corp., 3.65%, 08/03/2028(b)	1,171,000	1,107,239

		27,973,295

Chemicals-0.57%
Ecolab Inc., 5.25%, 01/15/2028	1,200,000	1,212,458
PPG Industries, Inc., 3.75%, 03/15/2028(b)	1,883,000	1,776,234

		2,988,692

Commercial Services & Supplies-0.53%
Republic Services, Inc., 3.95%, 05/15/2028	1,883,000	1,784,619
Waste Management, Inc., 1.15%, 03/15/2028	1,171,000	969,898

		2,754,517

Communications Equipment-0.32%
Motorola Solutions, Inc., 4.60%, 02/23/2028	1,700,000	1,641,134

Construction & Engineering-0.24%
Fluor Corp., 4.25%, 09/15/2028(b)	1,400,000	1,264,568

Consumer Finance-1.23%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	1,742,000	1,420,635
Capital One Financial Corp., 3.80%, 01/31/2028	3,289,000	3,047,572
Discover Bank, 4.65%, 09/13/2028	2,040,000	1,943,757

		6,411,964

Containers & Packaging-0.25%
WRKCo, Inc., 4.00%, 03/15/2028(b)	1,397,000	1,305,695

Diversified Financial Services-2.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	1,371,000	1,242,047
3.00%, 10/29/2028	8,760,000	7,467,409
Block Financial LLC, 2.50%, 07/15/2028	1,178,000	1,004,961
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	1,700,000	1,576,701
4.80%, 03/15/2028	1,000,000	985,027

		12,276,145

Diversified Telecommunication Services-2.01%
AT&T, Inc., 1.65%, 02/01/2028	5,400,000	4,590,347
Verizon Communications, Inc., 2.10%, 03/22/2028	6,800,000	5,871,669

		10,462,016

Electric Utilities-4.27%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	1,407,000	1,300,525
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	1,287,000	1,209,842
Duke Energy Corp., 4.30%, 03/15/2028	2,200,000	2,102,577
Duke Energy Florida LLC, 3.80%, 07/15/2028	1,395,000	1,321,176
Duke Energy Progress LLC, 3.70%, 09/01/2028	1,171,000	1,100,170

	Principal Amount	Value
Electric Utilities-(continued)
Edison International, 4.13%, 03/15/2028	$1,290,000	$1,203,868
Entergy Corp., 1.90%, 06/15/2028	1,509,000	1,279,923
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	2,000,000	1,976,943
1.90%, 06/15/2028	3,600,000	3,045,312
Pacific Gas and Electric Co.
3.00%, 06/15/2028(b)	1,863,000	1,626,922
3.75%, 07/01/2028	2,012,000	1,809,936
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	1,350,000	1,278,144
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	1,633,000	1,541,664
Xcel Energy, Inc., 4.00%, 06/15/2028	1,478,000	1,399,228

		22,196,230

Electrical Equipment-0.39%
Emerson Electric Co., 2.00%, 12/21/2028(b)	2,352,000	2,009,815

Electronic Equipment, Instruments & Components-1.39%
Arrow Electronics, Inc., 3.88%, 01/12/2028	1,301,000	1,192,989
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028(b)	1,200,000	1,035,986
Jabil, Inc., 3.95%, 01/12/2028	1,171,000	1,086,896
TD SYNNEX Corp., 2.38%, 08/09/2028	1,400,000	1,155,603
Teledyne Technologies, Inc., 2.25%, 04/01/2028(b)	1,644,000	1,421,871
Trimble, Inc., 4.90%, 06/15/2028(b)	1,405,000	1,349,317

		7,242,662

Energy Equipment & Services-0.19%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	1,141,000	998,108

Entertainment-1.31%
Netflix, Inc., 5.88%, 11/15/2028	4,500,000	4,567,500
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	2,502,000	2,222,657

		6,790,157

Equity REITs-6.32%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	1,201,000	1,122,925
American Tower Corp.
3.60%, 01/15/2028	1,800,000	1,648,601
1.50%, 01/31/2028	1,669,000	1,378,058
Crown Castle, Inc.
5.00%, 01/11/2028(b)	2,400,000	2,364,868
3.80%, 02/15/2028	2,500,000	2,323,223
CubeSmart L.P., 2.25%, 12/15/2028(b)	1,296,000	1,083,885
Digital Realty Trust L.P.
5.55%, 01/15/2028(b)	2,110,000	2,102,923
4.45%, 07/15/2028	1,530,000	1,443,547
Equinix, Inc., 1.55%, 03/15/2028	1,512,000	1,258,722
ERP Operating L.P., 3.50%, 03/01/2028	1,167,000	1,077,125
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	1,201,000	1,175,630
Healthpeak Properties Interim, Inc., 2.13%, 12/01/2028(b)	1,161,000	982,594
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	1,394,000	1,153,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028(b)	$1,310,000	$1,230,272
Public Storage
1.85%, 05/01/2028(b)	1,600,000	1,374,657
1.95%, 11/09/2028	1,299,000	1,103,624
Realty Income Corp.
3.40%, 01/15/2028(b)	1,401,000	1,298,882
3.65%, 01/15/2028	1,261,000	1,182,416
Simon Property Group L.P., 1.75%, 02/01/2028	1,905,000	1,629,923
Ventas Realty L.P., 4.00%, 03/01/2028	1,530,000	1,415,132
VICI Properties L.P., 4.75%, 02/15/2028	3,000,000	2,832,690
Welltower OP LLC, 4.25%, 04/15/2028	1,761,000	1,664,488

		32,848,158

Food & Staples Retailing-1.23%
CVS Pass-Through Trust, 6.04%, 12/10/2028	516,850	520,947
Walmart, Inc.
3.70%, 06/26/2028(b)	3,500,000	3,348,942
1.50%, 09/22/2028(b)	3,000,000	2,552,012

		6,421,901

Food Products-1.81%
Campbell Soup Co., 4.15%, 03/15/2028	2,400,000	2,293,042
General Mills, Inc., 4.20%, 04/17/2028(b)	3,300,000	3,168,106
Hormel Foods Corp., 1.70%, 06/03/2028(b)	1,751,000	1,499,350
Kellogg Co., 4.30%, 05/15/2028(b)	1,414,000	1,371,894
Mondelez International, Inc., 4.13%, 05/07/2028	1,099,000	1,064,389

		9,396,781

Health Care Equipment & Supplies-1.24%
Abbott Laboratories, 1.15%, 01/30/2028(b)	1,517,000	1,285,180
Baxter International, Inc., 2.27%, 12/01/2028	3,000,000	2,514,322
Edwards Lifesciences Corp., 4.30%, 06/15/2028	1,410,000	1,351,815
Stryker Corp., 3.65%, 03/07/2028	1,405,000	1,322,593

		6,473,910

Health Care Providers & Services-7.14%
Centene Corp., 2.45%, 07/15/2028	5,397,000	4,536,934
Cigna Group (The), 4.38%, 10/15/2028	9,000,000	8,647,413
CVS Health Corp., 4.30%, 03/25/2028	11,800,000	11,285,042
Elevance Health, Inc., 4.10%, 03/01/2028	2,942,000	2,809,599
HCA, Inc., 5.63%, 09/01/2028	3,600,000	3,562,765
Humana, Inc., 5.75%, 03/01/2028	1,200,000	1,222,687
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	2,350,000	2,383,158
3.85%, 06/15/2028	2,800,000	2,657,711

		37,105,309

Hotels, Restaurants & Leisure-1.65%
Booking Holdings, Inc., 3.55%, 03/15/2028	1,170,000	1,098,106
Expedia Group, Inc., 3.80%, 02/15/2028(b)	2,350,000	2,160,708
McDonald’s Corp., 3.80%, 04/01/2028	2,464,000	2,336,959

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Starbucks Corp.
3.50%, 03/01/2028(b)	$1,399,000	$1,303,734
4.00%, 11/15/2028	1,750,000	1,660,647

		8,560,154

Household Products-0.21%
Clorox Co. (The), 3.90%, 05/15/2028	1,175,000	1,115,051

Industrial Conglomerates-0.50%
3M Co., 3.63%, 09/14/2028(b)	1,500,000	1,391,843
Honeywell International, Inc., 4.95%, 02/15/2028(b)	1,173,000	1,184,574

		2,576,417

Insurance-0.47%
Lincoln National Corp., 3.80%, 03/01/2028	1,200,000	1,111,756
Willis North America, Inc., 4.50%, 09/15/2028	1,395,000	1,324,215

		2,435,971

Internet & Direct Marketing Retail-0.88%
Amazon.com, Inc., 1.65%, 05/12/2028	5,300,000	4,552,582

IT Services-1.51%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	2,354,000	2,035,936
DXC Technology Co., 2.38%, 09/15/2028(b)	1,530,000	1,282,017
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	1,753,000	1,469,073
International Business Machines Corp., 4.50%, 02/06/2028	2,000,000	1,947,437
Mastercard, Inc., 3.50%, 02/26/2028	1,172,000	1,111,157

		7,845,620

Life Sciences Tools & Services-0.46%
PerkinElmer, Inc., 1.90%, 09/15/2028(b)	1,179,000	981,590
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	1,649,000	1,391,694

		2,373,284

Machinery-1.66%
John Deere Capital Corp.
4.75%, 01/20/2028(b)	2,580,000	2,567,750
1.50%, 03/06/2028(b)	1,171,000	1,001,103
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028(b)	1,296,000	1,219,386
Wabtec Corp., 4.95%, 09/15/2028	2,940,000	2,839,657
Xylem, Inc., 1.95%, 01/30/2028	1,174,000	1,009,409

		8,637,305

Marine-0.22%
Kirby Corp., 4.20%, 03/01/2028	1,199,000	1,121,525

Media-3.04%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	2,500,000	2,254,538
4.20%, 03/15/2028	3,000,000	2,759,176
Comcast Corp.
3.15%, 02/15/2028	4,000,000	3,677,172
3.55%, 05/01/2028	2,500,000	2,330,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Media-(continued)
Discovery Communications LLC, 3.95%, 03/20/2028(b)	$4,100,000	$3,746,846
Paramount Global, 3.38%, 02/15/2028(b)	1,177,000	1,058,625

		15,827,178

Metals & Mining-0.65%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	1,298,000	1,204,946
4.38%, 08/01/2028	1,129,000	1,049,048
Nucor Corp., 3.95%, 05/01/2028(b)	1,200,000	1,135,306

		3,389,300

Multiline Retail-0.75%
Dollar General Corp., 4.13%, 05/01/2028	1,171,000	1,116,030
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	2,933,000	2,790,644

		3,906,674

Multi-Utilities-0.83%
DTE Electric Co., Series A, 1.90%, 04/01/2028	1,355,000	1,167,388
Sempra Energy, 3.40%, 02/01/2028(b)	2,324,000	2,130,179
WEC Energy Group, Inc., 2.20%, 12/15/2028	1,170,000	993,449

		4,291,016

Oil, Gas & Consumable Fuels-6.35%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028(b)	1,882,000	1,773,867
Chevron USA, Inc., 3.85%, 01/15/2028	1,411,000	1,357,792
Continental Resources, Inc., 4.38%, 01/15/2028(b)	2,331,000	2,161,190
Energy Transfer L.P.
5.55%, 02/15/2028	2,350,000	2,343,138
4.95%, 05/15/2028	1,860,000	1,792,950
4.95%, 06/15/2028	2,345,000	2,267,008
EQT Corp., 5.70%, 04/01/2028(b)	1,170,000	1,151,144
Equinor ASA (Norway), 3.63%, 09/10/2028(b)	2,500,000	2,371,337
Kinder Morgan, Inc., 4.30%, 03/01/2028	3,000,000	2,863,786
MPLX L.P., 4.00%, 03/15/2028	3,000,000	2,810,602
ONEOK, Inc., 4.55%, 07/15/2028(b)	1,879,000	1,786,802
Phillips 66, 3.90%, 03/15/2028	1,881,000	1,778,032
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	3,177,000	2,984,918
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	3,291,000	3,114,565
Valero Energy Corp., 4.35%, 06/01/2028	1,421,000	1,362,548
Valero Energy Partners L.P., 4.50%, 03/15/2028	1,110,000	1,073,567

		32,993,246

Personal Products-0.54%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028	3,010,000	2,821,709

Pharmaceuticals-5.18%
Astrazeneca Finance LLC (United Kingdom), 1.75%, 05/28/2028	3,000,000	2,571,524
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	3,500,000	3,353,802

	Principal Amount	Value
Pharmaceuticals-(continued)
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	$4,200,000	$4,002,577
Johnson & Johnson, 2.90%, 01/15/2028(b)	3,600,000	3,347,989
Merck & Co., Inc., 1.90%, 12/10/2028	2,500,000	2,144,750
Pfizer, Inc., 3.60%, 09/15/2028(b)	2,500,000	2,380,170
Pharmacia LLC, 6.60%, 12/01/2028(b)	1,585,000	1,730,127
Sanofi, 3.63%, 06/19/2028	2,352,000	2,232,482
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	4,100,000	4,050,907
Zoetis, Inc., 3.90%, 08/20/2028(b)	1,200,000	1,137,152

		26,951,480

Road & Rail-1.01%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028(b)	1,161,000	1,098,148
CSX Corp., 3.80%, 03/01/2028	1,863,000	1,771,195
Union Pacific Corp., 3.95%, 09/10/2028	2,479,000	2,370,154

		5,239,497

Semiconductors & Semiconductor Equipment-2.15%
Analog Devices, Inc., 1.70%, 10/01/2028	1,760,000	1,484,643
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,900,000	1,736,992
Intel Corp.
4.88%, 02/10/2028(b)	800,000	788,589
1.60%, 08/12/2028	2,352,000	1,978,929
Marvell Technology, Inc., 2.45%, 04/15/2028	1,760,000	1,506,566
NVIDIA Corp., 1.55%, 06/15/2028(b)	2,932,000	2,493,364
Texas Instruments, Inc., 4.60%, 02/15/2028	1,179,000	1,171,456

		11,160,539

Software-2.66%
Oracle Corp.
2.30%, 03/25/2028(b)	4,704,000	4,084,494
4.50%, 05/06/2028	1,000,000	962,120
Roper Technologies, Inc., 4.20%, 09/15/2028	1,883,000	1,799,479
salesforce.com, inc.
3.70%, 04/11/2028(b)	3,600,000	3,432,096
1.50%, 07/15/2028(b)	2,500,000	2,121,712
VMware, Inc., 1.80%, 08/15/2028	1,760,000	1,439,825

		13,839,726

Specialty Retail-1.73%
Home Depot, Inc. (The)
0.90%, 03/15/2028(b)	1,179,000	976,763
1.50%, 09/15/2028	2,350,000	1,985,336
Lowe’s Cos., Inc.
1.30%, 04/15/2028	2,345,000	1,940,978
1.70%, 09/15/2028	2,350,000	1,963,158
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	1,171,000	1,128,756
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	1,172,000	980,498

		8,975,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.23%
Apple, Inc.
1.20%, 02/08/2028(b)	$5,875,000	$4,982,206
1.40%, 08/05/2028(b)	5,406,000	4,568,528
HP, Inc., 4.75%, 01/15/2028(b)	2,108,000	2,029,869

		11,580,603

Thrifts & Mortgage Finance-0.27%
MGIC Investment Corp., 5.25%, 08/15/2028	1,480,000	1,385,635

Tobacco-1.51%
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028	4,110,000	3,445,882
BAT International Finance PLC (United Kingdom), 4.45%, 03/16/2028	2,500,000	2,338,691
Philip Morris International, Inc.
4.88%, 02/15/2028	1,000,000	979,469
3.13%, 03/02/2028(b)	1,200,000	1,098,086

		7,862,128

Trading Companies & Distributors-0.47%
Air Lease Corp.
5.30%, 02/01/2028	1,500,000	1,458,664
2.10%, 09/01/2028	1,165,000	963,216

		2,421,880

Water Utilities-0.26%
American Water Capital Corp., 3.75%, 09/01/2028	1,460,000	1,370,095

Wireless Telecommunication Services-2.26%
Sprint Capital Corp., 6.88%, 11/15/2028	5,899,000	6,191,001
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	3,700,000	3,586,115
4.95%, 03/15/2028	1,000,000	982,084
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	1,000,000	975,501

		11,734,701

Total U.S. Dollar Denominated Bonds & Notes (Cost $550,804,986)		514,116,859

	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $408,286)	408,286	$408,286

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.99% (Cost $551,213,272)		514,525,145

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-18.89%
Invesco Private Government Fund, 4.58%(c)(d)(e)	27,492,261	27,492,261
Invesco Private Prime Fund, 4.83%(c)(d)(e)	70,680,250	70,694,384

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,190,874)		98,186,645

TOTAL INVESTMENTS IN SECURITIES-117.88% (Cost $649,404,146)		612,711,790
OTHER ASSETS LESS LIABILITIES-(17.88)%		(92,935,988)

NET ASSETS-100.00%		$519,775,802

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$390,263	$13,319,131	$ (13,301,108)	$-	$-	$408,286	$43,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$14,844,006	$65,264,900	$(52,616,645)	$-	$-	$27,492,261	$351,155	*

Invesco Private Prime Fund	38,170,302	162,443,944	(129,926,441)	(7,582)	14,161	70,694,384	958,010	*

Total	$53,404,571	$241,027,975	$(195,844,194)	$(7,582)	$14,161	$98,594,931	$1,352,209

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	19.77

Health Care	14.48

Information Technology	10.26

Industrials	9.47

Communication Services	8.62

Consumer Discretionary	8.41

Consumer Staples	8.21

Energy	6.54

Real Estate	6.32

Utilities	5.36

Materials	1.47

Money Market Funds Plus Other Assets Less Liabilities	1.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.75%
Aerospace & Defense-1.02%
Boeing Co. (The), 3.20%, 03/01/2029	$1,232,000	$1,084,723
Howmet Aerospace, Inc., 3.00%, 01/15/2029	790,000	679,167
Raytheon Technologies Corp., 7.50%, 09/15/2029(b)	510,000	574,547

		2,338,437

Air Freight & Logistics-0.37%
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	924,000	854,726

Airlines-0.20%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	535,000	459,394

Automobiles-2.52%
American Honda Finance Corp., 2.25%, 01/12/2029	801,000	687,444
General Motors Co., 5.40%, 10/15/2029(b)	1,232,000	1,184,149
General Motors Financial Co., Inc.
5.65%, 01/17/2029	616,000	603,217
4.30%, 04/06/2029	1,356,000	1,237,835
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	587,000	522,027
Toyota Motor Credit Corp.
3.65%, 01/08/2029	596,000	560,670
4.45%, 06/29/2029(b)	986,000	963,789

		5,759,131

Banks-6.38%
KeyCorp, 2.55%, 10/01/2029	891,000	754,274
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	1,782,000	1,632,469
3.20%, 07/18/2029	2,200,000	1,933,537
PNC Bank N.A., 2.70%, 10/22/2029	1,000,000	849,709
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	1,782,000	1,638,135
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	600,000	509,996
3.04%, 07/16/2029	3,140,000	2,721,996
2.72%, 09/27/2029	600,000	504,461
Truist Financial Corp., 3.88%, 03/19/2029(b)	772,000	717,543
Wells Fargo & Co., 4.15%, 01/24/2029	3,100,000	2,905,552
Zions Bancorporation N.A., 3.25%, 10/29/2029	500,000	416,051

		14,583,723

Beverages-3.81%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	5,011,000	4,928,973
Coca-Cola Co. (The), 2.13%, 09/06/2029	1,232,000	1,055,584
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029(b)	1,200,000	1,016,312
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029	1,181,000	1,092,474
PepsiCo, Inc., 7.00%, 03/01/2029(b)	551,000	616,175

		8,709,518

	Principal Amount	Value
Biotechnology-3.56%
AbbVie, Inc., 3.20%, 11/21/2029	$6,708,000	$5,935,613
Amgen, Inc.
3.00%, 02/22/2029	924,000	822,580
4.05%, 08/18/2029(b)	1,478,000	1,378,713

		8,136,906

Building Products-0.32%
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	863,000	735,974

Capital Markets-3.14%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	924,000	825,394
BlackRock, Inc., 3.25%, 04/30/2029(b)	1,181,000	1,091,100
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	1,178,000	1,131,612
Charles Schwab Corp. (The)
4.00%, 02/01/2029	709,000	671,008
3.25%, 05/22/2029	709,000	642,442
Lazard Group LLC, 4.38%, 03/11/2029	594,000	557,194
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	600,000	508,970
5.61%, 07/06/2029	710,000	704,379
Northern Trust Corp., 3.15%, 05/03/2029(b)	597,000	542,516
S&P Global, Inc., 2.50%, 12/01/2029	595,000	510,201

		7,184,816

Chemicals-2.84%
Celanese US Holdings LLC, 6.33%, 07/15/2029(b)	900,000	883,266
Dow Chemical Co. (The), 7.38%, 11/01/2029	921,000	1,023,558
FMC Corp., 3.45%, 10/01/2029	600,000	531,165
Huntsman International LLC, 4.50%, 05/01/2029	881,000	803,396
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	900,000	849,774
Olin Corp., 5.63%, 08/01/2029(b)	789,000	752,607
Rohm & Haas Co., 7.85%, 07/15/2029	710,000	787,414
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	1,000,000	867,446

		6,498,626

Commercial Services & Supplies-0.24%
Waste Connections, Inc., 3.50%, 05/01/2029	594,000	536,798

Communications Equipment-0.64%
Juniper Networks, Inc., 3.75%, 08/15/2029	594,000	531,017
Motorola Solutions, Inc., 4.60%, 05/23/2029	986,000	928,840

		1,459,857

Consumer Finance-0.81%
American Express Co., 4.05%, 05/03/2029	1,232,000	1,168,061
Synchrony Financial, 5.15%, 03/19/2029	733,000	690,748

		1,858,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Containers & Packaging-0.61%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	$588,000	$506,049
WRKCo, Inc., 4.90%, 03/15/2029(b)	924,000	887,078

		1,393,127

Diversified Financial Services-0.30%
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	800,000	679,438

Diversified Telecommunication Services-3.97%
AT&T, Inc., 4.35%, 03/01/2029	3,603,000	3,417,639
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	1,232,000	1,147,474
4.02%, 12/03/2029	4,880,000	4,504,530

		9,069,643

Electric Utilities-4.22%
Avangrid, Inc., 3.80%, 06/01/2029	924,000	837,149
Duke Energy Corp., 3.40%, 06/15/2029	739,000	661,812
Duke Energy Florida LLC, 2.50%, 12/01/2029	863,000	734,913
Duke Energy Progress LLC, 3.45%, 03/15/2029	706,000	645,271
Edison International, 6.95%, 11/15/2029	648,000	680,984
Evergy, Inc., 2.90%, 09/15/2029	950,000	813,959
Eversource Energy, Series O, 4.25%, 04/01/2029	597,000	561,301
MidAmerican Energy Co., 3.65%, 04/15/2029	1,048,000	972,241
Nevada Power Co., Series CC, 3.70%, 05/01/2029	594,000	554,515
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	597,000	540,218
2.75%, 11/01/2029	1,232,000	1,050,416
Southern California Edison Co., Series A, 4.20%, 03/01/2029	616,000	581,226
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	569,000	498,735
Xcel Energy, Inc., 2.60%, 12/01/2029	616,000	521,538

		9,654,278

Electronic Equipment, Instruments & Components-0.78%
Amphenol Corp., 4.35%, 06/01/2029	600,000	583,898
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	792,000	668,057
Keysight Technologies, Inc., 3.00%, 10/30/2029	616,000	531,472

		1,783,427

Energy Equipment & Services-0.48%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	625,000	550,531
NOV, Inc., 3.60%, 12/01/2029(b)	616,000	545,964

		1,096,495

Entertainment-1.81%
Netflix, Inc., 6.38%, 05/15/2029	1,001,000	1,041,160
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	1,129,000	1,046,065
Walt Disney Co. (The), 2.00%, 09/01/2029	2,465,000	2,059,303

		4,146,528

	Principal Amount	Value
Equity REITs-6.73%
American Tower Corp.
3.95%, 03/15/2029	$739,000	$674,694
3.80%, 08/15/2029	2,033,000	1,834,332
Boston Properties L.P., 3.40%, 06/21/2029	1,012,000	869,811
Camden Property Trust, 3.15%, 07/01/2029	717,000	637,274
Crown Castle, Inc., 4.30%, 02/15/2029(b)	739,000	695,263
Digital Realty Trust L.P., 3.60%, 07/01/2029	1,109,000	982,116
ERP Operating L.P., 3.00%, 07/01/2029	739,000	647,439
Essex Portfolio L.P., 4.00%, 03/01/2029	600,000	551,896
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	892,000	844,577
Healthpeak Properties Interim, Inc., 3.50%, 07/15/2029	801,000	714,439
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	588,000	500,210
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	616,000	511,635
Public Storage, 3.39%, 05/01/2029	600,000	545,995
Realty Income Corp.
3.25%, 06/15/2029	587,000	525,666
3.10%, 12/15/2029	800,000	703,621
Simon Property Group L.P., 2.45%, 09/13/2029	1,600,000	1,342,014
Ventas Realty L.P., 4.40%, 01/15/2029	924,000	860,940
Welltower OP LLC
2.05%, 01/15/2029	600,000	491,656
4.13%, 03/15/2029	660,000	609,236
Weyerhaeuser Co., 4.00%, 11/15/2029	924,000	842,061

		15,384,875

Food & Staples Retailing-0.95%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	616,000	650,112
Kroger Co. (The), 4.50%, 01/15/2029	704,000	678,767
Walmart, Inc., 3.25%, 07/08/2029	903,000	835,672

		2,164,551

Food Products-0.51%
Tyson Foods, Inc., 4.35%, 03/01/2029	1,232,000	1,169,453

Gas Utilities-0.32%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	800,000	728,882

Health Care Equipment & Supplies-0.37%
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	986,000	851,956

Health Care Providers & Services-5.30%
Centene Corp., 4.63%, 12/15/2029	4,039,000	3,697,878
CommonSpirit Health, 3.35%, 10/01/2029	1,080,000	938,217
Elevance Health, Inc., 2.88%, 09/15/2029	979,000	853,702
HCA, Inc.
5.88%, 02/01/2029	1,232,000	1,232,543
4.13%, 06/15/2029	2,465,000	2,245,743
Humana, Inc., 3.70%, 03/23/2029	924,000	838,761
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	777,000	666,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Quest Diagnostics, Inc., 4.20%, 06/30/2029	$616,000	$580,406
UnitedHealth Group, Inc., 4.00%, 05/15/2029	1,109,000	1,051,993

		12,105,985

Hotels, Restaurants & Leisure-0.49%
Starbucks Corp., 3.55%, 08/15/2029	1,232,000	1,126,528

Household Durables-0.87%
Leggett & Platt, Inc., 4.40%, 03/15/2029	616,000	578,665
Newell Brands, Inc., 6.63%, 09/15/2029(b)	593,000	588,369
Whirlpool Corp., 4.75%, 02/26/2029(b)	863,000	826,128

		1,993,162

Household Products-0.59%
Clorox Co. (The), 4.40%, 05/01/2029(b)	616,000	591,014
Kimberly-Clark Corp., 3.20%, 04/25/2029	827,000	753,491

		1,344,505

Industrial Conglomerates-0.81%
3M Co.
3.38%, 03/01/2029(b)	948,000	857,897
2.38%, 08/26/2029(b)	1,184,000	994,773

		1,852,670

Insurance-2.88%
Aon Corp., 3.75%, 05/02/2029	900,000	824,833
CNA Financial Corp., 3.90%, 05/01/2029	543,000	499,000
CNO Financial Group, Inc., 5.25%, 05/30/2029(b)	597,000	566,455
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	739,000	637,091
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	1,849,000	1,762,324
PartnerRe Finance B LLC, 3.70%, 07/02/2029	591,000	532,570
Principal Financial Group, Inc., 3.70%, 05/15/2029	600,000	558,055
Progressive Corp. (The), 4.00%, 03/01/2029	569,000	537,814
Reinsurance Group of America, Inc., 3.90%, 05/15/2029(b)	714,000	654,482

		6,572,624

Internet & Direct Marketing Retail-1.52%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	1,782,000	1,656,185
4.65%, 12/01/2029(b)	1,849,000	1,824,068

		3,480,253

IT Services-5.00%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	924,000	781,322
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	624,000	568,593
Fiserv, Inc., 3.50%, 07/01/2029	3,697,000	3,308,742
Global Payments, Inc., 5.30%, 08/15/2029	597,000	576,353
International Business Machines Corp., 3.50%, 05/15/2029	3,820,000	3,486,734

	Principal Amount	Value
IT Services-(continued)
Mastercard, Inc., 2.95%, 06/01/2029	$1,232,000	$1,109,561
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	1,849,000	1,606,379

		11,437,684

Leisure Products-0.41%
Hasbro, Inc., 3.90%, 11/19/2029	1,060,000	935,375

Life Sciences Tools & Services-0.80%
PerkinElmer, Inc., 3.30%, 09/15/2029	1,007,000	871,138
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	1,109,000	960,807

		1,831,945

Machinery-2.40%
Caterpillar, Inc., 2.60%, 09/19/2029	600,000	523,348
Deere & Co., 5.38%, 10/16/2029(b)	592,000	614,221
John Deere Capital Corp.
3.45%, 03/07/2029	676,000	625,613
3.35%, 04/18/2029	739,000	677,971
Parker-Hannifin Corp.
3.25%, 06/14/2029	1,181,000	1,050,008
4.50%, 09/15/2029	1,232,000	1,177,150
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	888,000	818,529

		5,486,840

Media-1.77%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	1,540,000	1,235,184
5.05%, 03/30/2029	1,540,000	1,439,243
Discovery Communications LLC, 4.13%, 05/15/2029(b)	900,000	806,991
Paramount Global, 4.20%, 06/01/2029(b)	616,000	554,318

		4,035,736

Metals & Mining-0.25%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	616,000	571,021

Multiline Retail-0.47%
Target Corp., 3.38%, 04/15/2029	1,175,000	1,084,309

Multi-Utilities-0.47%
DTE Energy Co., Series C, 3.40%, 06/15/2029	563,000	500,576
Sempra Energy, 3.70%, 04/01/2029	616,000	561,001

		1,061,577

Oil, Gas & Consumable Fuels-7.68%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	616,000	585,004
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	1,782,000	1,619,063
Chevron USA, Inc., 3.25%, 10/15/2029	615,000	559,511
ConocoPhillips Co., 6.95%, 04/15/2029	1,473,000	1,616,803
DCP Midstream Operating L.P., 5.13%, 05/15/2029	739,000	712,024
Diamondback Energy, Inc., 3.50%, 12/01/2029	1,208,000	1,067,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	$1,232,000	$1,074,999
Energy Transfer L.P.
5.25%, 04/15/2029	1,849,000	1,805,255
4.15%, 09/15/2029	674,000	614,693
Enterprise Products Operating LLC, 3.13%, 07/31/2029(b)	1,540,000	1,359,175
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	1,478,000	1,303,035
MPLX L.P., 4.80%, 02/15/2029	924,000	888,385
ONEOK, Inc., 4.35%, 03/15/2029	863,000	802,058
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	1,849,000	1,588,659
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	1,540,000	1,424,779
Valero Energy Corp., 4.00%, 04/01/2029	564,000	533,165

		17,554,243

Paper & Forest Products-0.29%
Georgia-Pacific LLC, 7.75%, 11/15/2029	596,000	669,248

Personal Products-0.67%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	766,000	655,277
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	1,030,000	867,635

		1,522,912

Pharmaceuticals-3.67%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	1,232,000	1,181,781
Eli Lilly and Co., 3.38%, 03/15/2029(b)	1,100,000	1,021,856
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	1,181,000	1,080,252
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/2029	1,230,000	1,095,127
Merck & Co., Inc., 3.40%, 03/07/2029(b)	2,157,000	2,003,261
Pfizer, Inc., 3.45%, 03/15/2029	2,157,000	2,012,057

		8,394,334

Road & Rail-0.85%
CSX Corp., 4.25%, 03/15/2029	1,128,000	1,070,897
Union Pacific Corp., 3.70%, 03/01/2029(b)	921,000	862,629

		1,933,526

Semiconductors & Semiconductor Equipment-4.10%
Intel Corp.
4.00%, 08/05/2029(b)	1,048,000	980,117
2.45%, 11/15/2029	2,465,000	2,074,923
KLA Corp., 4.10%, 03/15/2029	986,000	939,838
Lam Research Corp., 4.00%, 03/15/2029	1,187,000	1,126,594
Micron Technology, Inc.
5.33%, 02/06/2029	863,000	843,856
6.75%, 11/01/2029	1,581,000	1,634,928
Qorvo, Inc., 4.38%, 10/15/2029(b)	1,100,000	982,041
Texas Instruments, Inc., 2.25%, 09/04/2029	924,000	792,015

		9,374,312

Software-1.40%
Oracle Corp., 6.15%, 11/09/2029	1,540,000	1,594,391

	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 2.95%, 09/15/2029	$863,000	$750,898
Workday, Inc., 3.70%, 04/01/2029	924,000	844,372

		3,189,661

Specialty Retail-2.70%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	2,065,000	1,996,917
Home Depot, Inc. (The), 2.95%, 06/15/2029	2,157,000	1,927,068
Lowe’s Cos., Inc., 3.65%, 04/05/2029	1,849,000	1,690,249
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	594,000	550,497

		6,164,731

Technology Hardware, Storage & Peripherals-1.99%
Apple, Inc.
3.25%, 08/08/2029(b)	1,232,000	1,133,833
2.20%, 09/11/2029(b)	2,157,000	1,854,900
HP, Inc., 4.00%, 04/15/2029(b)	1,184,000	1,076,940
Western Digital Corp., 2.85%, 02/01/2029	616,000	484,786

		4,550,459

Tobacco-2.18%
Altria Group, Inc., 4.80%, 02/14/2029	2,247,000	2,156,964
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	593,000	508,993
Philip Morris International, Inc.
3.38%, 08/15/2029	924,000	832,024
5.63%, 11/17/2029	1,470,000	1,490,383

		4,988,364

Trading Companies & Distributors-0.23%
GATX Corp., 4.70%, 04/01/2029	557,000	533,049

Water Utilities-0.27%
American Water Capital Corp., 3.45%, 06/01/2029	678,000	615,406

Wireless Telecommunication Services-1.79%
T-Mobile USA, Inc.
2.63%, 02/15/2029	1,184,000	1,008,309
2.40%, 03/15/2029	616,000	520,912
3.38%, 04/15/2029	2,896,000	2,560,267

		4,089,488

Total U.S. Dollar Denominated Bonds & Notes (Cost $250,150,618)		225,739,315

	Shares
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $150,882)	150,882	150,882

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.82% (Cost $250,301,500)		225,890,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.64%
Invesco Private Government Fund, 4.58%(c)(d)(e)	8,732,076	$8,732,076
Invesco Private Prime Fund, 4.83%(c)(d)(e)	22,449,419	22,453,908

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,187,963)		31,185,984

TOTAL INVESTMENTS IN SECURITIES-112.46% (Cost $281,489,463)		257,076,181
OTHER ASSETS LESS LIABILITIES-(12.46)%		(28,488,830)

NET ASSETS-100.00%		$228,587,351

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$226,758	$4,924,607	$(5,000,483)	$-	$-	$150,882	$12,386

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,112,250	20,345,070	(14,725,244)	-	-	8,732,076	100,466	*

Invesco Private Prime Fund	8,002,930	50,853,264	(36,403,002)	(2,552)	3,268	22,453,908	274,466	*

Total	$11,341,938	$76,122,941	$(56,128,729)	$(2,552)	$3,268	$31,336,866	$387,318

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	13.91

Financials	13.51

Health Care	13.22

Communication Services	9.34

Consumer Staples	9.19

Consumer Discretionary	8.98

Energy	8.16

Real Estate	6.73

Industrials	6.44

Utilities	5.28

Materials	3.99

Money Market Funds Plus Other Assets Less Liabilities	1.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.16%
Aerospace & Defense-3.28%
Boeing Co. (The), 5.15%, 05/01/2030	$4,210,000	$4,076,517
Raytheon Technologies Corp., 2.25%, 07/01/2030	930,000	771,056
Textron, Inc., 3.00%, 06/01/2030	570,000	495,927

		5,343,500

Auto Components-0.36%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	701,000	583,870

Automobiles-0.54%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	1,033,000	888,305

Banks-7.27%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030(b)	1,000,000	863,370
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030	1,160,000	1,126,157
Citizens Financial Group, Inc., 3.25%, 04/30/2030(b)	700,000	611,818
Huntington National Bank (The), 5.65%, 01/10/2030	800,000	807,593
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	1,000,000	836,914
2.05%, 07/17/2030	1,200,000	957,022
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030	930,000	937,854
2.75%, 01/15/2030	1,260,000	1,064,763
2.13%, 07/08/2030(b)	1,430,000	1,142,940
2.14%, 09/23/2030	790,000	622,158
SVB Financial Group, 3.13%, 06/05/2030(b)	457,000	385,962
Truist Bank, 2.25%, 03/11/2030	1,250,000	1,032,441
Truist Financial Corp., 1.95%, 06/05/2030(b)	700,000	566,370
U.S. Bancorp, 1.38%, 07/22/2030(b)	1,167,000	905,302

		11,860,664

Beverages-2.35%
Coca-Cola Co. (The), 1.65%, 06/01/2030	1,403,000	1,138,432
Constellation Brands, Inc., 2.88%, 05/01/2030	600,000	509,967
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	1,000,000	823,547
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	700,000	609,528
PepsiCo, Inc., 1.63%, 05/01/2030	930,000	756,157

		3,837,631

Biotechnology-2.31%
Amgen, Inc., 2.45%, 02/21/2030	1,170,000	982,790
Biogen, Inc., 2.25%, 05/01/2030	1,400,000	1,134,350
Gilead Sciences, Inc., 1.65%, 10/01/2030	930,000	736,565
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,170,000	911,710

		3,765,415

	Principal Amount	Value
Building Products-0.29%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	$600,000	$480,261

Capital Markets-2.65%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	677,000	624,553
Cboe Global Markets, Inc., 1.63%, 12/15/2030	500,000	392,570
CI Financial Corp. (Canada), 3.20%, 12/17/2030(b)	899,000	682,319
Franklin Resources, Inc., 1.60%, 10/30/2030	790,000	612,299
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	1,000,000	813,224
Northern Trust Corp., 1.95%, 05/01/2030	930,000	761,699
S&P Global, Inc., 1.25%, 08/15/2030(b)	561,000	433,974

		4,320,638

Chemicals-2.08%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	840,000	702,523
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	790,000	638,404
EIDP, Inc., 2.30%, 07/15/2030(b)	460,000	386,955
Linde, Inc., 1.10%, 08/10/2030	641,000	495,953
LYB International Finance III LLC, 2.25%, 10/01/2030	467,000	373,741
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	467,000	399,044
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	470,000	386,996

		3,383,616

Commercial Services & Supplies-0.71%
Republic Services, Inc., 2.30%, 03/01/2030	560,000	469,581
Waste Management, Inc., 4.63%, 02/15/2030	700,000	680,551

		1,150,132

Communications Equipment-0.40%
Motorola Solutions, Inc., 2.30%, 11/15/2030	840,000	657,660

Construction & Engineering-0.47%
Quanta Services, Inc., 2.90%, 10/01/2030	930,000	770,521

Construction Materials-0.61%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	450,000	372,416
Vulcan Materials Co., 3.50%, 06/01/2030	700,000	621,708

		994,124

Containers & Packaging-0.77%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	470,000	389,974
Avery Dennison Corp., 2.65%, 04/30/2030	464,000	385,488
Sonoco Products Co., 3.13%, 05/01/2030	560,000	482,850

		1,258,312

Distributors-0.22%
Genuine Parts Co., 1.88%, 11/01/2030	468,000	361,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Consumer Services-0.23%
Yale University, Series 2020, 1.48%, 04/15/2030	$470,000	$381,790

Diversified Financial Services-0.33%
Block Financial LLC, 3.88%, 08/15/2030	608,000	533,364

Diversified Telecommunication Services-0.95%
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	930,000	720,473
1.68%, 10/30/2030	1,070,000	828,542

		1,549,015

Electric Utilities-5.77%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	560,000	451,791
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	560,000	436,467
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	1,030,000	947,391
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	460,000	391,546
Duke Energy Corp., 2.45%, 06/01/2030	800,000	657,766
Duke Energy Florida LLC, 1.75%, 06/15/2030	470,000	375,645
Entergy Corp., 2.80%, 06/15/2030	560,000	469,719
Eversource Energy, Series R, 1.65%, 08/15/2030	561,000	433,074
FirstEnergy Corp., 2.65%, 03/01/2030(b)	560,000	464,918
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030	200,000	194,449
2.25%, 06/01/2030	1,870,000	1,514,173
Pacific Gas and Electric Co., 4.55%, 07/01/2030	2,900,000	2,621,708
PG&E Wildfire Recovery Funding LLC,
Series A-1, 3.59%, 06/01/2030	469,084	442,658

		9,401,305

Electrical Equipment-0.46%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	470,000	369,286
Emerson Electric Co., 1.95%, 10/15/2030	470,000	380,160

		749,446

Electronic Equipment, Instruments & Components-0.48%
Jabil, Inc., 3.60%, 01/15/2030	470,000	414,000
Teledyne FLIR LLC, 2.50%, 08/01/2030	450,000	366,517

		780,517

Energy Equipment & Services-1.38%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	470,000	446,167
Halliburton Co., 2.92%, 03/01/2030(b)	930,000	804,438
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	1,170,000	1,007,384

		2,257,989

Entertainment-0.60%
Activision Blizzard, Inc., 1.35%, 09/15/2030	470,000	367,282
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	700,000	603,543

		970,825

	Principal Amount	Value
Equity REITs-4.26%
American Tower Corp.
2.90%, 01/15/2030(b)	$700,000	$593,199
2.10%, 06/15/2030	700,000	554,634
1.88%, 10/15/2030	750,000	577,499
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	750,000	663,655
Camden Property Trust, 2.80%, 05/15/2030	700,000	602,015
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	700,000	582,783
Kimco Realty OP LLC, 2.70%, 10/01/2030	470,000	389,112
Prologis L.P., 1.25%, 10/15/2030	700,000	537,537
Realty Income Corp., 4.85%, 03/15/2030	500,000	485,460
Regency Centers L.P., 3.70%, 06/15/2030	560,000	496,094
Simon Property Group L.P., 2.65%, 07/15/2030	700,000	588,808
VICI Properties L.P., 4.95%, 02/15/2030	930,000	869,092

		6,939,888

Food & Staples Retailing-1.30%
Costco Wholesale Corp., 1.60%, 04/20/2030	1,633,000	1,334,900
Kroger Co. (The), 2.20%, 05/01/2030(b)	470,000	380,762
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	468,000	397,290

		2,112,952

Food Products-2.53%
Campbell Soup Co., 2.38%, 04/24/2030(b)	470,000	391,350
Hormel Foods Corp., 1.80%, 06/11/2030(b)	933,000	757,785
Ingredion, Inc., 2.90%, 06/01/2030	600,000	510,025
JM Smucker Co. (The), 2.38%, 03/15/2030	500,000	419,189
Kellogg Co., 2.10%, 06/01/2030	470,000	383,076
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	700,000	640,519
McCormick & Co., Inc., 2.50%, 04/15/2030	500,000	417,556
Mondelez International, Inc., 2.75%, 04/13/2030	700,000	602,221

		4,121,721

Gas Utilities-0.54%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	470,000	370,019
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	610,000	517,126

		887,145

Health Care Equipment & Supplies-2.53%
Abbott Laboratories, 1.40%, 06/30/2030(b) .	610,000	488,756
Becton, Dickinson and Co., 2.82%, 05/20/2030	700,000	599,324
Boston Scientific Corp., 2.65%, 06/01/2030.	1,123,000	960,746
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	702,000	598,625
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	917,000	719,970
Stryker Corp., 1.95%, 06/15/2030	930,000	756,501

		4,123,922

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-6.34%
AmerisourceBergen Corp., 2.80%, 05/15/2030	$500,000	$426,324
Centene Corp.
3.38%, 02/15/2030	1,860,000	1,571,429
3.00%, 10/15/2030	2,060,000	1,685,070
Cigna Group (The), 2.40%, 03/15/2030	1,400,000	1,170,889
CommonSpirit Health, 2.78%, 10/01/2030	510,000	427,610
CVS Health Corp., 1.75%, 08/21/2030	1,170,000	913,898
Elevance Health, Inc., 2.25%, 05/15/2030	1,030,000	849,858
Sutter Health, Series 20-A, 2.29%, 08/15/2030	650,000	537,812
UnitedHealth Group, Inc.
5.30%, 02/15/2030(b)	1,170,000	1,187,906
2.00%, 05/15/2030	1,170,000	960,158
Universal Health Services, Inc., 2.65%, 10/15/2030	740,000	603,089

		10,334,043

Hotels, Restaurants & Leisure-2.69%
Booking Holdings, Inc., 4.63%, 04/13/2030	1,400,000	1,360,888
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	930,000	878,564
McDonald’s Corp., 2.13%, 03/01/2030(b)	700,000	579,971
Starbucks Corp.
2.25%, 03/12/2030	700,000	580,869
2.55%, 11/15/2030	1,170,000	977,698

		4,377,990

Household Durables-0.69%
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	470,000	410,634
NVR, Inc., 3.00%, 05/15/2030	833,000	711,728

		1,122,362

Household Products-0.80%
Clorox Co. (The), 1.80%, 05/15/2030(b)	470,000	375,902
Procter & Gamble Co. (The), 1.20%, 10/29/2030	1,170,000	923,642

		1,299,544

Industrial Conglomerates-0.47%
Honeywell International, Inc., 1.95%, 06/01/2030	930,000	769,592

Insurance-4.41%
Alleghany Corp., 3.63%, 05/15/2030	470,000	436,019
Allstate Corp. (The), 1.45%, 12/15/2030(b)	560,000	429,904
Aon Corp., 2.80%, 05/15/2030	930,000	794,732
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	468,000	389,355
1.45%, 10/15/2030	701,000	556,945
Brighthouse Financial, Inc., 5.63%, 05/15/2030	570,000	560,101
CNA Financial Corp., 2.05%, 08/15/2030	464,000	367,840
Fidelity National Financial, Inc., 3.40%, 06/15/2030	610,000	525,590
Loews Corp., 3.20%, 05/15/2030	468,000	415,566
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030(b)	700,000	568,530
Principal Financial Group, Inc., 2.13%, 06/15/2030	551,000	449,977

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 2.10%, 03/10/2030(b)	$470,000	$389,361
Prudential Funding (Asia) PLC (United Kingdom), 3.13%, 04/14/2030	930,000	819,374
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	560,000	479,342

		7,182,636

Interactive Media & Services-1.02%
Alphabet, Inc., 1.10%, 08/15/2030	2,100,000	1,656,503

Internet & Direct Marketing Retail-1.40%
Amazon.com, Inc., 1.50%, 06/03/2030	1,900,000	1,525,161
eBay, Inc., 2.70%, 03/11/2030	890,000	756,930

		2,282,091

IT Services-2.52%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	930,000	731,658
Fiserv, Inc., 2.65%, 06/01/2030(b)	930,000	779,683
Global Payments, Inc., 2.90%, 05/15/2030	930,000	766,074
International Business Machines Corp., 1.95%, 05/15/2030	1,310,000	1,056,774
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	930,000	767,523

		4,101,712

Life Sciences Tools & Services-0.23%
Agilent Technologies, Inc., 2.10%, 06/04/2030	460,000	373,104

Machinery-1.87%
Cummins, Inc., 1.50%, 09/01/2030	783,000	620,871
Flowserve Corp., 3.50%, 10/01/2030	470,000	397,275
IDEX Corp., 3.00%, 05/01/2030	470,000	407,815
John Deere Capital Corp., 2.45%, 01/09/2030	510,000	439,590
Otis Worldwide Corp., 2.57%, 02/15/2030	1,400,000	1,180,963

		3,046,514

Media-0.79%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	950,000	813,681
Omnicom Group, Inc., 2.45%, 04/30/2030	560,000	466,611

		1,280,292

Metals & Mining-1.78%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	468,000	424,359
4.63%, 08/01/2030(b)	580,000	535,921
Newmont Corp., 2.25%, 10/01/2030	930,000	749,496
Nucor Corp., 2.70%, 06/01/2030	470,000	401,262
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030	468,000	377,274
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	468,000	419,334

		2,907,646

Multi-Utilities-1.11%
NiSource, Inc., 3.60%, 05/01/2030	930,000	831,011

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	$511,000	$395,332
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	750,000	591,598

		1,817,941

Oil, Gas & Consumable Fuels-8.68%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	930,000	744,963
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	468,000	396,881
Chevron Corp., 2.24%, 05/11/2030(b)	1,400,000	1,197,394
Devon Energy Corp., 4.50%, 01/15/2030	532,000	495,448
Enterprise Products Operating LLC, 2.80%, 01/31/2030	1,170,000	1,002,944
EOG Resources, Inc., 4.38%, 04/15/2030	700,000	673,644
Equinor ASA (Norway), 2.38%, 05/22/2030	700,000	597,533
Exxon Mobil Corp., 2.61%, 10/15/2030	1,860,000	1,616,063
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	470,000	409,662
MPLX L.P., 2.65%, 08/15/2030	1,400,000	1,149,952
ONEOK, Inc., 3.10%, 03/15/2030	730,000	619,907
Phillips 66, 2.15%, 12/15/2030(b)	790,000	631,926
Pioneer Natural Resources Co., 1.90%, 08/15/2030	1,030,000	803,356
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	700,000	610,141
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	880,000	834,838
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	650,000	566,404
Western Midstream Operating L.P., 4.30%, 02/01/2030	1,115,000	988,935
Williams Cos., Inc. (The), 3.50%, 11/15/2030	930,000	814,621

		14,154,612

Personal Products-0.59%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	650,000	563,751
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	500,000	394,320

		958,071

Pharmaceuticals-5.61%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	1,220,000	964,016
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	1,170,000	924,494
Johnson & Johnson, 1.30%, 09/01/2030	1,640,000	1,319,067
Merck & Co., Inc., 1.45%, 06/24/2030	1,173,000	940,070
Pfizer, Inc., 1.70%, 05/28/2030	930,000	760,963
Royalty Pharma PLC, 2.20%, 09/02/2030(b)	929,000	729,198
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030(b)	2,310,000	1,884,991
Viatris, Inc., 2.70%, 06/22/2030	1,330,000	1,055,137
Zoetis, Inc., 2.00%, 05/15/2030	700,000	574,167

		9,152,103

	Principal Amount	Value
Professional Services-0.29%
Equifax, Inc., 3.10%, 05/15/2030	$560,000	$477,433

Road & Rail-0.23%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	450,000	370,168

Semiconductors & Semiconductor Equipment-2.69%
Applied Materials, Inc., 1.75%, 06/01/2030(b)	700,000	570,590
Intel Corp., 5.13%, 02/10/2030	1,160,000	1,146,582
Lam Research Corp., 1.90%, 06/15/2030	700,000	570,451
QUALCOMM, Inc., 2.15%, 05/20/2030(b)	1,120,000	938,900
Texas Instruments, Inc., 1.75%, 05/04/2030	700,000	573,412
Xilinx, Inc., 2.38%, 06/01/2030	700,000	590,279

		4,390,214

Software-1.28%
Autodesk, Inc., 2.85%, 01/15/2030	470,000	404,016
Intuit, Inc., 1.65%, 07/15/2030	468,000	377,959
Oracle Corp., 4.65%, 05/06/2030	250,000	237,290
ServiceNow, Inc., 1.40%, 09/01/2030	1,403,000	1,069,574

		2,088,839

Specialty Retail-2.23%
AutoNation, Inc., 4.75%, 06/01/2030	458,000	425,846
Best Buy Co., Inc., 1.95%, 10/01/2030	611,000	480,127
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	700,000	711,212
Leidos, Inc., 4.38%, 05/15/2030	700,000	641,818
Lowe’s Cos., Inc., 1.70%, 10/15/2030	1,167,000	910,933
Tractor Supply Co., 1.75%, 11/01/2030	601,000	463,431

		3,633,367

Technology Hardware, Storage & Peripherals-1.74%
Apple, Inc.
1.65%, 05/11/2030(b)	1,640,000	1,339,785
1.25%, 08/20/2030	1,170,000	920,127
NetApp, Inc., 2.70%, 06/22/2030(b)	690,000	576,709

		2,836,621

Textiles, Apparel & Luxury Goods-0.73%
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	700,000	611,393
VF Corp., 2.95%, 04/23/2030(b)	700,000	578,816

		1,190,209

Tobacco-1.89%
Altria Group, Inc., 3.40%, 05/06/2030(b)	697,000	601,153
Philip Morris International, Inc.
5.13%, 02/15/2030	1,400,000	1,371,098
2.10%, 05/01/2030	700,000	567,029
1.75%, 11/01/2030	704,000	546,272

		3,085,552

Trading Companies & Distributors-0.92%
Air Lease Corp.
3.00%, 02/01/2030	610,000	506,943
3.13%, 12/01/2030	700,000	576,176
GATX Corp., 4.00%, 06/30/2030	470,000	423,643

		1,506,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Water Utilities-0.49%
American Water Capital Corp., 2.80%, 05/01/2030	$470,000	$406,839
Essential Utilities, Inc., 2.70%, 04/15/2030	470,000	394,784

		801,623

Total U.S. Dollar Denominated Bonds & Notes (Cost $177,140,306)		161,663,693

	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $65,687)	65,687	65,687

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $177,205,993)		161,729,380

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.25%
Invesco Private Government Fund, 4.58%(c)(d)(e)	5,829,401	$5,829,401
Invesco Private Prime Fund, 4.83%(c)(d)(e)	15,774,378	15,777,532

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,608,431)		21,606,933

TOTAL INVESTMENTS IN SECURITIES-112.45% (Cost $198,814,424)		183,336,313
OTHER ASSETS LESS LIABILITIES-(12.45)%		(20,304,227)

NET ASSETS-100.00%		$163,032,086

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$163,411	$2,502,052	$(2,599,776)	$-	$-	$65,687	$7,553

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,786,892	18,630,765	(14,588,256)	-	-	5,829,401	99,388	*

Invesco Private Prime Fund	4,594,865	42,772,908	(31,592,138)	(1,786)	3,683	15,777,532	269,618	*

Total	$6,545,168	$63,905,725	$(48,780,170)	$(1,786)	$3,683	$21,672,620	$376,559

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Health Care	17.02

Financials	14.66

Energy	10.07

Consumer Staples	9.45

Information Technology	9.11

Consumer Discretionary	9.09

Industrials	8.99

Utilities	7.92

Materials	5.24

Real Estate	4.26

Communication Services	3.35

Money Market Funds Plus Other Assets Less Liabilities	0.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-1.85%
Boeing Co. (The), 3.63%, 02/01/2031	$760,000	$666,908
General Dynamics Corp., 2.25%, 06/01/2031	280,000	233,366
L3Harris Technologies, Inc., 1.80%, 01/15/2031	360,000	280,862
Raytheon Technologies Corp., 1.90%, 09/01/2031	560,000	438,152
Textron, Inc., 2.45%, 03/15/2031	270,000	221,195

		1,840,483

Air Freight & Logistics-0.46%
FedEx Corp., 2.40%, 05/15/2031	560,000	455,496

Automobiles-2.85%
American Honda Finance Corp., 1.80%, 01/13/2031	310,000	248,132
General Motors Financial Co., Inc.
2.35%, 01/08/2031	560,000	430,548
2.70%, 06/10/2031	560,000	438,250
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	830,000	1,028,350
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031(b)	250,000	211,561
Toyota Motor Credit Corp.
1.65%, 01/10/2031	310,000	246,584
1.90%, 09/12/2031	280,000	224,735

		2,828,160

Banks-1.98%
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	600,000	467,519
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	830,000	666,354
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	200,000	152,728
2.22%, 09/17/2031	600,000	468,352
SVB Financial Group, 1.80%, 02/02/2031	280,000	208,114

		1,963,067

Beverages-2.89%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031(b)	420,000	420,406
Coca-Cola Co. (The)
2.00%, 03/05/2031	420,000	344,909
1.38%, 03/15/2031	720,000	560,943
Constellation Brands, Inc., 2.25%, 08/01/2031	560,000	441,184
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	270,000	216,613
PepsiCo, Inc.
1.40%, 02/25/2031	420,000	330,106
1.95%, 10/21/2031	690,000	556,148

		2,870,309

Biotechnology-0.56%
Amgen, Inc., 2.30%, 02/25/2031	690,000	560,109

Building Products-0.84%
Carrier Global Corp., 2.70%, 02/15/2031	420,000	347,118

	Principal Amount	Value
Building Products-(continued)
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	$280,000	$221,240
Masco Corp., 2.00%, 02/15/2031	337,000	261,088

		829,446

Capital Markets-4.33%
Ares Capital Corp., 3.20%, 11/15/2031	390,000	297,841
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	220,000	172,992
1.80%, 07/28/2031(b)	270,000	211,026
BlackRock, Inc., 1.90%, 01/28/2031	690,000	557,194
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	262,000	213,669
Charles Schwab Corp. (The)
1.65%, 03/11/2031	410,000	320,534
2.30%, 05/13/2031	420,000	346,347
1.95%, 12/01/2031	470,000	368,515
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	541,000	423,871
Moody’s Corp., 2.00%, 08/19/2031	330,000	260,406
Nasdaq, Inc., 1.65%, 01/15/2031	360,000	275,553
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	600,000	471,308
State Street Corp., 2.20%, 03/03/2031	470,000	378,482

		4,297,738

Chemicals-0.25%
Ecolab, Inc., 1.30%, 01/30/2031	330,000	252,460

Commercial Services & Supplies-0.69%
Republic Services, Inc., 1.45%, 02/15/2031	350,000	268,535
Waste Management, Inc., 1.50%, 03/15/2031	540,000	416,112

		684,647

Communications Equipment-0.38%
Motorola Solutions, Inc., 2.75%, 05/24/2031	470,000	373,836

Construction Materials-0.73%
Eagle Materials, Inc., 2.50%, 07/01/2031	420,000	329,197
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	500,000	399,186

		728,383

Consumer Finance-1.83%
Ally Financial, Inc.
8.00%, 11/01/2031	1,110,000	1,203,035
8.00%, 11/01/2031	270,000	292,493
Synchrony Financial, 2.88%, 10/28/2031	420,000	316,269

		1,811,797

Containers & Packaging-0.36%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	440,000	357,422

Diversified Financial Services-0.17%
ORIX Corp. (Japan), 2.25%, 03/09/2031	210,000	169,925

Diversified Telecommunication Services-5.98%
AT&T, Inc., 2.75%, 06/01/2031	1,670,000	1,380,716
Orange S.A. (France), 9.00%, 03/01/2031	1,370,000	1,678,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
1.75%, 01/20/2031	$1,220,000	$942,150
2.55%, 03/21/2031	2,360,000	1,931,506

		5,932,405

Electric Utilities-5.72%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	270,000	223,700
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	330,000	267,175
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031(b)	280,000	217,294
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	490,000	401,197
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	310,000	258,446
Duke Energy Corp., 2.55%, 06/15/2031	554,000	446,581
Duke Energy Florida LLC, 2.40%, 12/15/2031	360,000	292,747
Duke Energy Progress LLC, 2.00%, 08/15/2031	361,000	284,545
Entergy Corp., 2.40%, 06/15/2031	360,000	284,985
Entergy Texas, Inc., 1.75%, 03/15/2031	316,000	247,111
FirstEnergy Corp., Series C, 7.38%, 11/15/2031	370,000	415,381
Pacific Gas and Electric Co., 2.50%, 02/01/2031	1,110,000	866,106
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	330,000	315,284
Progress Energy, Inc., 7.75%, 03/01/2031	360,000	406,260
Public Service Co. of Colorado, 1.88%, 06/15/2031	413,000	327,232
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	249,000	192,280
Virginia Electric & Power Co., 2.30%, 11/15/2031	280,000	225,951

		5,672,275

Electrical Equipment-0.45%
Emerson Electric Co., 2.20%, 12/21/2031	560,000	449,619

Electronic Equipment, Instruments & Components-1.78%
Amphenol Corp., 2.20%, 09/15/2031	410,000	326,558
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	540,000	446,198
Jabil, Inc., 3.00%, 01/15/2031	330,000	271,587
Teledyne Technologies, Inc., 2.75%, 04/01/2031	580,000	474,819
Vontier Corp., 2.95%, 04/01/2031	330,000	251,711

		1,770,873

Energy Equipment & Services-0.24%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	290,000	236,840

Entertainment-1.52%
Electronic Arts, Inc., 1.85%, 02/15/2031	410,000	321,365
Walt Disney Co. (The), 2.65%, 01/13/2031	1,390,000	1,184,840

		1,506,205

Equity REITs-10.47%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	410,000	360,245

	Principal Amount	Value
Equity REITs-(continued)
American Assets Trust L.P., 3.38%, 02/01/2031	$280,000	$221,796
American Tower Corp.
2.70%, 04/15/2031	390,000	316,377
2.30%, 09/15/2031	390,000	303,250
AvalonBay Communities, Inc., 2.45%, 01/15/2031	330,000	274,606
Boston Properties L.P., 3.25%, 01/30/2031	690,000	576,590
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	280,000	217,906
CBRE Services, Inc., 2.50%, 04/01/2031	271,000	220,450
Corporate Office Properties L.P., 2.75%, 04/15/2031	330,000	248,769
Crown Castle, Inc.
2.25%, 01/15/2031	610,000	488,440
2.10%, 04/01/2031	560,000	439,038
2.50%, 07/15/2031	420,000	339,108
Equinix, Inc., 2.50%, 05/15/2031	560,000	448,693
ERP Operating L.P., 1.85%, 08/01/2031	274,000	215,563
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	390,000	334,776
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	430,000	328,674
Healthpeak Properties Interim, Inc., 2.88%, 01/15/2031	330,000	278,569
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	350,000	262,887
Kimco Realty OP LLC, 2.25%, 12/01/2031	275,000	213,782
Life Storage L.P., 2.40%, 10/15/2031	330,000	261,487
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	720,000	494,266
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	390,000	307,825
Physicians Realty L.P., 2.63%, 11/01/2031	278,000	222,285
Public Storage
2.30%, 05/01/2031	360,000	294,744
2.25%, 11/09/2031	300,000	241,747
Realty Income Corp., 3.25%, 01/15/2031	530,000	462,628
Sabra Health Care L.P., 3.20%, 12/01/2031	440,000	327,354
Simon Property Group L.P., 2.20%, 02/01/2031	390,000	311,865
Sun Communities Operating L.P., 2.70%, 07/15/2031	411,000	328,311
Ventas Realty L.P., 2.50%, 09/01/2031	270,000	213,049
W.P. Carey, Inc., 2.40%, 02/01/2031	280,000	226,047
Welltower OP LLC
2.75%, 01/15/2031	330,000	269,241
2.80%, 06/01/2031	420,000	340,536

		10,390,904

Food & Staples Retailing-1.12%
Kroger Co. (The), 1.70%, 01/15/2031(b)	280,000	213,661
Walmart, Inc., 1.80%, 09/22/2031	1,110,000	896,490

		1,110,151

Food Products-1.73%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	560,000	461,360
Flowers Foods, Inc., 2.40%, 03/15/2031	280,000	225,086
General Mills, Inc., 2.25%, 10/14/2031	280,000	224,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Food Products-(continued)
Kellogg Co., Series B, 7.45%, 04/01/2031	$340,000	$385,557
McCormick & Co., Inc., 1.85%, 02/15/2031	272,000	211,203
Mondelez International, Inc., 1.50%, 02/04/2031	270,000	207,757

		1,715,644

Gas Utilities-0.48%
Atmos Energy Corp., 1.50%, 01/15/2031	330,000	256,643
National Fuel Gas Co., 2.95%, 03/01/2031	275,000	218,807

		475,450

Health Care Equipment & Supplies-1.39%
Baxter International, Inc., 1.73%, 04/01/2031	360,000	268,357
Becton, Dickinson and Co., 1.96%, 02/11/2031	560,000	442,140
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	400,000	329,623
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	420,000	340,615

		1,380,735

Health Care Providers & Services-5.68%
AmerisourceBergen Corp., 2.70%, 03/15/2031	560,000	465,769
Centene Corp.
2.50%, 03/01/2031	1,220,000	952,228
2.63%, 08/01/2031	720,000	561,850
Cigna Group (The), 2.38%, 03/15/2031	830,000	676,152
CVS Health Corp.
1.88%, 02/28/2031	690,000	536,376
2.13%, 09/15/2031	560,000	439,730
Elevance Health, Inc., 2.55%, 03/15/2031	560,000	464,066
HCA, Inc., 2.38%, 07/15/2031	460,000	358,474
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	280,000	233,755
Quest Diagnostics, Inc., 2.80%, 06/30/2031	310,000	260,284
UnitedHealth Group, Inc., 2.30%, 05/15/2031	830,000	684,610

		5,633,294

Hotels, Restaurants & Leisure-0.73%
Expedia Group, Inc., 2.95%, 03/15/2031	280,000	225,119
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	610,000	503,475

		728,594

Household Products-0.74%
Kimberly-Clark Corp., 2.00%, 11/02/2031	330,000	266,475
Procter & Gamble Co. (The), 1.95%, 04/23/2031(b)	560,000	467,300

		733,775

Independent Power and Renewable Electricity Producers-0.44%
AES Corp. (The), 2.45%, 01/15/2031	550,000	437,321

Industrial Conglomerates-0.66%
Honeywell International, Inc., 1.75%, 09/01/2031	830,000	657,141

Insurance-1.77%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	280,000	228,416

	Principal Amount	Value
Insurance-(continued)
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	$275,000	$234,086
Brown & Brown, Inc., 2.38%, 03/15/2031	390,000	300,393
Fidelity National Financial, Inc., 2.45%, 03/15/2031	330,000	259,699
First American Financial Corp., 2.40%, 08/15/2031	360,000	269,070
Lincoln National Corp., 3.40%, 01/15/2031(b)	280,000	236,544
Primerica, Inc., 2.80%, 11/19/2031	280,000	230,293

		1,758,501

Internet & Direct Marketing Retail-1.72%
Amazon.com, Inc., 2.10%, 05/12/2031	1,666,000	1,371,270
eBay, Inc., 2.60%, 05/10/2031	410,000	336,953

		1,708,223

IT Services-2.97%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	560,000	453,732
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	690,000	543,265
Global Payments, Inc., 2.90%, 11/15/2031	420,000	333,368
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	320,000	239,092
Mastercard, Inc.
1.90%, 03/15/2031	330,000	269,286
2.00%, 11/18/2031	420,000	340,142
VeriSign, Inc., 2.70%, 06/15/2031	421,000	340,174
Visa, Inc., 1.10%, 02/15/2031	560,000	429,896

		2,948,955

Leisure Products-0.22%
Brunswick Corp., 2.40%, 08/18/2031	300,000	220,855

Life Sciences Tools & Services-1.37%
Agilent Technologies, Inc., 2.30%, 03/12/2031	470,000	382,005
Illumina, Inc., 2.55%, 03/23/2031	280,000	223,987
PerkinElmer, Inc., 2.25%, 09/15/2031	280,000	217,298
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	670,000	535,307

		1,358,597

Machinery-1.21%
Caterpillar, Inc., 1.90%, 03/12/2031	280,000	226,476
IDEX Corp., 2.63%, 06/15/2031	282,000	232,025
John Deere Capital Corp.
1.45%, 01/15/2031	330,000	259,406
2.00%, 06/17/2031	330,000	266,616
Xylem, Inc., 2.25%, 01/30/2031	268,000	216,313

		1,200,836

Media-3.33%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	870,000	682,501
Comcast Corp.
1.95%, 01/15/2031	830,000	665,771
1.50%, 02/15/2031	970,000	749,602
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	276,000	221,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Media-(continued)
Omnicom Group, Inc., 2.60%, 08/01/2031	$440,000	$361,694
Paramount Global, 4.95%, 01/15/2031(b)	690,000	619,106

		3,300,297

Metals & Mining-0.24%
Steel Dynamics, Inc., 3.25%, 01/15/2031	280,000	242,510

Multiline Retail-0.54%
Dollar Tree, Inc., 2.65%, 12/01/2031	440,000	355,961
Kohl’s Corp., 3.63%, 05/01/2031	250,000	176,021

		531,982

Multi-Utilities-1.93%
Ameren Corp., 3.50%, 01/15/2031	440,000	387,253
CenterPoint Energy, Inc., 2.65%, 06/01/2031	270,000	221,732
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	470,000	371,983
DTE Electric Co., Series C, 2.63%, 03/01/2031	330,000	279,249
NiSource, Inc., 1.70%, 02/15/2031	420,000	320,507
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	418,000	334,639

		1,915,363

Oil, Gas & Consumable Fuels-6.18%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	280,000	237,716
Burlington Resources LLC, 7.20%, 08/15/2031	240,000	271,261
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	810,000	698,826
Conoco Funding Co., 7.25%, 10/15/2031	216,000	244,721
Devon Energy Corp., 7.88%, 09/30/2031	330,000	373,439
Diamondback Energy, Inc., 3.13%, 03/24/2031	440,000	369,300
Hess Corp., 7.30%, 08/15/2031	350,000	380,301
Kinder Morgan, Inc.
2.00%, 02/15/2031(b)	420,000	326,644
7.80%, 08/01/2031	290,000	323,005
ONEOK, Inc., 6.35%, 01/15/2031	330,000	338,413
Ovintiv, Inc., 7.38%, 11/01/2031	270,000	288,609
Pioneer Natural Resources Co., 2.15%, 01/15/2031	560,000	441,902
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	560,000	509,155
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	560,000	444,457
Valero Energy Corp., 2.80%, 12/01/2031	260,000	211,266
Williams Cos., Inc. (The), 2.60%, 03/15/2031 .	830,000	673,996

		6,133,011

Personal Products-0.67%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	330,000	267,628
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	500,000	396,371

		663,999

	Principal Amount	Value
Pharmaceuticals-1.97%
Astrazeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031	$420,000	$349,925
Merck & Co., Inc., 2.15%, 12/10/2031	1,110,000	905,331
Pfizer, Inc., 1.75%, 08/18/2031	560,000	445,893
Royalty Pharma PLC, 2.15%, 09/02/2031	330,000	251,114

		1,952,263

Professional Services-0.45%
Equifax, Inc., 2.35%, 09/15/2031	560,000	441,784

Road & Rail-1.35%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	780,000	650,008
Norfolk Southern Corp., 2.30%, 05/15/2031(b)	280,000	226,938
Union Pacific Corp., 2.38%, 05/20/2031	560,000	464,168

		1,341,114

Semiconductors & Semiconductor Equipment-2.35%
Analog Devices, Inc., 2.10%, 10/01/2031	560,000	453,583
Intel Corp., 2.00%, 08/12/2031	690,000	541,753
Marvell Technology, Inc., 2.95%, 04/15/2031	420,000	338,187
NVIDIA Corp., 2.00%, 06/15/2031	690,000	558,262
Skyworks Solutions, Inc., 3.00%, 06/01/2031	270,000	218,505
Texas Instruments, Inc., 1.90%, 09/15/2031	280,000	226,668

		2,336,958

Software-3.90%
Autodesk, Inc., 2.40%, 12/15/2031	547,000	437,866
Fortinet, Inc., 2.20%, 03/15/2031	260,000	207,462
Oracle Corp., 2.88%, 03/25/2031	1,810,000	1,501,286
Roper Technologies, Inc., 1.75%, 02/15/2031	560,000	432,304
salesforce.com, inc., 1.95%, 07/15/2031	830,000	666,079
VMware, Inc., 2.20%, 08/15/2031	830,000	629,856

		3,874,853

Specialty Retail-3.02%
AutoZone, Inc., 1.65%, 01/15/2031	330,000	254,719
Home Depot, Inc. (The)
1.38%, 03/15/2031	690,000	530,822
1.88%, 09/15/2031	560,000	443,752
Leidos, Inc., 2.30%, 02/15/2031	560,000	436,934
Lowe’s Cos., Inc., 2.63%, 04/01/2031	830,000	683,000
O’Reilly Automotive, Inc., 1.75%, 03/15/2031(b)	270,000	210,200
Ross Stores, Inc., 1.88%, 04/15/2031	280,000	219,381
TJX Cos., Inc. (The), 1.60%, 05/15/2031	280,000	220,711

		2,999,519

Technology Hardware, Storage & Peripherals-2.12%
Apple, Inc.
1.65%, 02/08/2031	1,530,000	1,227,360
1.70%, 08/05/2031	560,000	445,933
HP, Inc., 2.65%, 06/17/2031	550,000	432,719

		2,106,012

Tobacco-0.54%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	690,000	539,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Water Utilities-0.24%
American Water Capital Corp., 2.30%, 06/01/2031	$296,000	$241,675

Wireless Telecommunication Services-1.66%
T-Mobile USA, Inc.
2.88%, 02/15/2031	560,000	465,079
3.50%, 04/15/2031	1,360,000	1,178,558

		1,643,637

Total U.S. Dollar Denominated Bonds & Notes (Cost $104,853,899)		98,314,561

	Shares
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $55,864)	55,864	55,864

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $104,909,763)		98,370,425

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.48%
Invesco Private Government Fund, 4.58%(c)(d)(e)	689,459	$689,459
Invesco Private Prime Fund, 4.83%(c)(d)(e)	1,772,539	1,772,894

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,462,543)		2,462,353

TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $107,372,306)		100,832,778
OTHER ASSETS LESS LIABILITIES-(1.59)%		(1,575,078)

NET ASSETS-100.00%		$99,257,700

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$15,756	$1,461,906	$(1,421,798)	$-	$-	$55,864	$2,648

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	120,081	3,059,243	(2,489,865)	-	-	689,459	12,398	*

Invesco Private Prime Fund	308,780	7,798,453	(6,334,525)	(204)	390	1,772,894	33,629	*

Total	$444,617	$12,319,602	$(10,246,188)	$(204)	$390	$2,518,217	$48,675

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	13.51

Communication Services	12.47

Health Care	10.97

Real Estate	10.47

Financials	10.08

Consumer Discretionary	9.08

Utilities	8.81

Industrials	7.96

Consumer Staples	7.69

Energy	6.42

Materials	1.59

Money Market Funds Plus Other Assets Less Liabilities	0.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.77%
Aerospace & Defense-0.90%
Lockheed Martin Corp., 3.90%, 06/15/2032	$140,000	$129,854
Raytheon Technologies Corp., 2.38%, 03/15/2032	170,000	137,140

		266,994

Automobiles-1.59%
General Motors Co., 5.60%, 10/15/2032	210,000	199,891
General Motors Financial Co., Inc., 3.10%, 01/12/2032	210,000	167,315
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	120,000	104,282

		471,488

Banks-4.59%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	90,000	72,473
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	150,000	132,348
Citigroup, Inc., 6.63%, 06/15/2032	170,000	179,853
Citizens Financial Group, Inc., 2.64%, 09/30/2032	110,000	83,879
KeyBank N.A., 4.90%, 08/08/2032	125,000	117,740
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	170,000	153,321
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	100,000	81,004
3.20%, 03/10/2032	260,000	223,362
4.46%, 06/08/2032	340,000	320,274

		1,364,254

Beverages-2.01%
Constellation Brands, Inc., 4.75%, 05/09/2032	120,000	114,220
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	200,000	159,484
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	140,000	126,801
PepsiCo, Inc., 3.90%, 07/18/2032	210,000	197,651

		598,156

Biotechnology-0.97%
Amgen, Inc.
2.00%, 01/15/2032	180,000	139,272
3.35%, 02/22/2032	170,000	147,519

		286,791

Building Products-0.23%
Carlisle Cos., Inc., 2.20%, 03/01/2032	90,000	68,333

Capital Markets-4.85%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	90,000	87,700
BlackRock, Inc., 2.10%, 02/25/2032	170,000	136,126
Brookfield Finance I UK PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	100,000	78,373
Charles Schwab Corp. (The), 2.90%, 03/03/2032	170,000	143,921
CME Group, Inc., 2.65%, 03/15/2032	130,000	109,083
Credit Suisse USA, Inc. (Switzerland), 7.13%, 07/15/2032	120,000	123,521

	Principal Amount	Value
Capital Markets-(continued)
FactSet Research Systems, Inc., 3.45%, 03/01/2032	$90,000	$75,726
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	90,000	69,832
Moody’s Corp., 4.25%, 08/08/2032	90,000	83,363
Morgan Stanley, 7.25%, 04/01/2032	170,000	192,498
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	200,000	160,564
Northern Trust Corp., 6.13%, 11/02/2032	170,000	179,481

		1,440,188

Chemicals-1.42%
Albemarle Corp., 5.05%, 06/01/2032	100,000	95,143
Celanese US Holdings LLC, 6.38%, 07/15/2032	175,000	169,947
Ecolab, Inc., 2.13%, 02/01/2032	110,000	87,850
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	90,000	70,392

		423,332

Commercial Services & Supplies-1.88%
Cintas Corp. No. 2, 4.00%, 05/01/2032	140,000	129,983
Republic Services, Inc., 1.75%, 02/15/2032	130,000	99,701
Waste Connections, Inc.
2.20%, 01/15/2032	110,000	87,029
3.20%, 06/01/2032	90,000	77,078
Waste Management, Inc., 4.15%, 04/15/2032	175,000	164,118

		557,909

Communications Equipment-0.33%
Motorola Solutions, Inc., 5.60%, 06/01/2032	100,000	97,966

Construction & Engineering-0.23%
Quanta Services, Inc., 2.35%, 01/15/2032	90,000	68,805

Consumer Finance-0.45%
Discover Financial Services, 6.70%, 11/29/2032	130,000	134,444

Containers & Packaging-0.76%
Avery Dennison Corp., 2.25%, 02/15/2032	90,000	69,113
Sonoco Products Co., 2.85%, 02/01/2032	90,000	73,888
WRKCo, Inc., 4.20%, 06/01/2032	90,000	81,425

		224,426

Distributors-0.24%
Genuine Parts Co., 2.75%, 02/01/2032	90,000	72,818

Diversified Financial Services-2.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	700,000	560,504
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	90,000	74,215
4.02%, 11/01/2032	70,000	63,392
ORIX Corp. (Japan)
4.00%, 04/13/2032	90,000	81,798
5.20%, 09/13/2032	90,000	89,463

		869,372

Diversified Telecommunication Services-4.30%
AT&T, Inc., 2.25%, 02/01/2032	430,000	335,923
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	100,000	78,517
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	90,000	113,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
TELUS Corp. (Canada), 3.40%, 05/13/2032	$150,000	$127,974
Verizon Communications, Inc., 2.36%, 03/15/2032	790,000	621,450

		1,277,787

Electric Utilities-8.88%
AEP Texas, Inc., 4.70%, 05/15/2032	90,000	85,439
Alabama Power Co., 3.05%, 03/15/2032	120,000	102,287
American Electric Power Co., Inc., 5.95%, 11/01/2032	90,000	92,901
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	90,000	84,074
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	90,000	75,526
Duke Energy Corp., 4.50%, 08/15/2032	200,000	185,273
Duke Energy Progress LLC, 3.40%, 04/01/2032	90,000	79,224
Entergy Louisiana LLC, 2.35%, 06/15/2032	90,000	71,477
Eversource Energy, 3.38%, 03/01/2032	110,000	94,176
Exelon Corp., 3.35%, 03/15/2032	110,000	94,011
Florida Power & Light Co., 2.45%, 02/03/2032	260,000	213,980
Georgia Power Co., 4.70%, 05/15/2032	120,000	114,213
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	170,000	134,753
5.00%, 07/15/2032	170,000	163,801
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	120,000	115,883
Pacific Gas and Electric Co., 5.90%, 06/15/2032	100,000	96,746
Southern California Edison Co.
2.75%, 02/01/2032	90,000	74,569
5.95%, 11/01/2032	130,000	135,700
Southern Co. (The), 5.70%, 10/15/2032	90,000	91,513
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	90,000	87,948
Union Electric Co., 2.15%, 03/15/2032	90,000	71,120
Virginia Electric & Power Co., 2.40%, 03/30/2032	100,000	80,861
Wisconsin Electric Power Co., 4.75%, 09/30/2032	90,000	88,045
Wisconsin Power and Light Co., 3.95%, 09/01/2032	100,000	91,212
Xcel Energy, Inc., 4.60%, 06/01/2032	120,000	113,907

		2,638,639

Electrical Equipment-0.66%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	90,000	86,383
Eaton Corp., 4.00%, 11/02/2032	120,000	110,057

		196,440

Electronic Equipment, Instruments & Components-0.85%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	100,000	97,839
Arrow Electronics, Inc., 2.95%, 02/15/2032	90,000	72,387
Tyco Electronics Group S.A., 2.50%, 02/04/2032	100,000	82,900

		253,126

Entertainment-0.90%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	90,000	86,073

	Principal Amount	Value
Entertainment-(continued)
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	$90,000	$80,219
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	90,000	101,794

		268,086

Equity REITs-7.69%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	150,000	114,892
American Homes 4 Rent L.P., 3.63%, 04/15/2032	100,000	84,587
American Tower Corp., 4.05%, 03/15/2032	110,000	98,044
AvalonBay Communities, Inc., 2.05%, 01/15/2032	120,000	95,223
Boston Properties L.P., 2.55%, 04/01/2032	140,000	107,218
CubeSmart L.P., 2.50%, 02/15/2032	90,000	70,397
Equinix, Inc., 3.90%, 04/15/2032	200,000	176,850
Essex Portfolio L.P., 2.65%, 03/15/2032	110,000	87,454
Extra Space Storage L.P., 2.35%, 03/15/2032	100,000	76,685
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	140,000	111,333
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	100,000	88,089
Kimco Realty OP LLC, 3.20%, 04/01/2032	100,000	83,603
Prologis, L.P., 2.25%, 01/15/2032	80,000	64,226
Realty Income Corp.
5.63%, 10/13/2032	130,000	132,673
2.85%, 12/15/2032	120,000	98,703
Simon Property Group L.P.
2.25%, 01/15/2032	120,000	93,698
2.65%, 02/01/2032	120,000	97,108
Sun Communities Operating L.P., 4.20%, 04/15/2032	100,000	88,833
VICI Properties L.P., 5.13%, 05/15/2032	260,000	241,475
Welltower OP LLC
2.75%, 01/15/2032	90,000	71,973
3.85%, 06/15/2032	90,000	78,346
Weyerhaeuser Co., 7.38%, 03/15/2032	110,000	122,421

		2,283,831

Food & Staples Retailing-1.13%
Costco Wholesale Corp., 1.75%, 04/20/2032	170,000	134,205
Walmart, Inc., 4.15%, 09/09/2032	210,000	202,549

		336,754

Food Products-1.22%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032 .	130,000	112,197
J. M. Smucker Co. (The), 2.13%, 03/15/2032	70,000	55,126
Mondelez International, Inc.
3.00%, 03/17/2032	130,000	109,979
1.88%, 10/15/2032	110,000	83,810

		361,112

Gas Utilities-0.59%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	90,000	84,765
Southwest Gas Corp., 4.05%, 03/15/2032	100,000	89,274

		174,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Health Care Equipment & Supplies-0.96%
Baxter International, Inc., 2.54%, 02/01/2032	$260,000	$201,633
Becton, Dickinson and Co., 4.30%, 08/22/2032	90,000	83,686

		285,319

Health Care Providers & Services-1.85%
Elevance Health, Inc.
4.10%, 05/15/2032	100,000	91,881
5.50%, 10/15/2032	110,000	111,890
Humana, Inc., 2.15%, 02/03/2032	130,000	100,439
UnitedHealth Group, Inc., 4.20%, 05/15/2032	260,000	244,950

		549,160

Hotels, Restaurants & Leisure-1.39%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	170,000	144,004
McDonald’s Corp., 4.60%, 09/09/2032	130,000	125,330
Starbucks Corp., 3.00%, 02/14/2032	170,000	144,496

		413,830

Household Products-1.31%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	90,000	93,317
Clorox Co. (The), 4.60%, 05/01/2032	100,000	95,777
Colgate-Palmolive Co., 3.25%, 08/15/2032	90,000	81,458
Procter & Gamble Co. (The), 2.30%, 02/01/2032	140,000	118,252

		388,804

Industrial Conglomerates-1.05%
General Electric Co., 6.75%, 03/15/2032	280,000	311,170

Insurance-2.43%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	90,000	88,075
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	170,000	146,537
Brown & Brown, Inc., 4.20%, 03/17/2032	100,000	87,559
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	130,000	116,726
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	90,000	93,513
MetLife, Inc., 6.50%, 12/15/2032	100,000	111,755
Progressive Corp. (The), 3.00%, 03/15/2032	90,000	77,942

		722,107

Interactive Media & Services-1.54%
Meta Platforms, Inc., 3.85%, 08/15/2032	510,000	458,503

Internet & Direct Marketing Retail-2.49%
Amazon.com, Inc.
3.60%, 04/13/2032	430,000	393,900
4.70%, 12/01/2032	350,000	346,147

		740,047

IT Services-2.26%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	130,000	124,549
Global Payments, Inc., 5.40%, 08/15/2032	130,000	124,381

	Principal Amount	Value
IT Services-(continued)
International Business Machines Corp.
2.72%, 02/09/2032	$100,000	$83,027
4.40%, 07/27/2032	100,000	93,724
5.88%, 11/29/2032	100,000	104,772
PayPal Holdings, Inc., 4.40%, 06/01/2032	150,000	141,203

		671,656

Life Sciences Tools & Services-0.75%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	140,000	122,178
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	100,000	99,702

		221,880

Machinery-1.09%
Flowserve Corp., 2.80%, 01/15/2032	90,000	69,378
John Deere Capital Corp.
3.90%, 06/07/2032	90,000	83,876
4.35%, 09/15/2032	100,000	96,341
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	90,000	73,402

		322,997

Media-1.49%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	175,000	128,878
Comcast Corp., 5.50%, 11/15/2032	170,000	174,808
Paramount Global, 4.20%, 05/19/2032	170,000	140,086

		443,772

Metals & Mining-1.29%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032	170,000	172,252
Newmont Corp., 2.60%, 07/15/2032	170,000	135,622
Nucor Corp., 3.13%, 04/01/2032	90,000	76,812

		384,686

Multiline Retail-0.94%
Dollar General Corp., 5.00%, 11/01/2032	120,000	116,479
Target Corp., 4.50%, 09/15/2032	170,000	163,351

		279,830

Multi-Utilities-1.52%
Ameren Illinois Co., 3.85%, 09/01/2032	90,000	82,449
Dominion Energy, Inc., 5.38%, 11/15/2032	140,000	137,528
DTE Electric Co., Series A, 3.00%, 03/01/2032	90,000	76,882
Public Service Electric & Gas Co., 3.10%, 03/15/2032	90,000	78,426
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	90,000	76,312

		451,597

Oil, Gas & Consumable Fuels-6.03%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	90,000	75,639
BP Capital Markets America, Inc., 2.72%, 01/12/2032(b)	340,000	285,041
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	90,000	71,292
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	200,000	160,511
ConocoPhillips, 5.90%, 10/15/2032	90,000	96,301
Kinder Morgan, Inc., 7.75%, 01/15/2032	170,000	189,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Oil Corp., 6.80%, 03/15/2032	$90,000	$93,017
MPLX L.P., 4.95%, 09/01/2032	170,000	159,933
ONEOK, Inc., 6.10%, 11/15/2032	130,000	130,810
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	80,000	86,667
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	175,000	148,512
Valero Energy Corp., 7.50%, 04/15/2032	120,000	135,599
Williams Cos., Inc. (The), 4.65%, 08/15/2032	170,000	158,500

		1,791,728

Personal Products-0.62%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	170,000	184,557

Pharmaceuticals-2.06%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	300,000	259,179
GSK Consumer Healthcare Capital US LLC, 3.63%, 03/24/2032	250,000	218,534
Zoetis, Inc., 5.60%, 11/16/2032	130,000	134,739

		612,452

Road & Rail-1.81%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	140,000	128,568
CSX Corp., 4.10%, 11/15/2032	160,000	147,556
Norfolk Southern Corp., 3.00%, 03/15/2032	100,000	84,444
Union Pacific Corp., 2.80%, 02/14/2032	210,000	177,716

		538,284

Semiconductors & Semiconductor Equipment-4.17%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	90,000	83,450
Broadcom, Inc., 4.30%, 11/15/2032	340,000	301,635
Intel Corp.
4.15%, 08/05/2032	210,000	193,592
4.00%, 12/15/2032	130,000	117,955
KLA Corp., 4.65%, 07/15/2032	170,000	166,074
Micron Technology, Inc., 2.70%, 04/15/2032	170,000	129,090
QUALCOMM, Inc.
1.65%, 05/20/2032	210,000	160,869
4.25%, 05/20/2032	90,000	86,204

		1,238,869

Software-1.95%
Oracle Corp., 6.25%, 11/09/2032	380,000	395,765
Workday, Inc., 3.80%, 04/01/2032	210,000	184,994

		580,759

Specialty Retail-3.60%
AutoNation, Inc., 3.85%, 03/01/2032	120,000	100,683
AutoZone, Inc., 4.75%, 08/01/2032	130,000	124,147
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	130,000	102,768
Home Depot, Inc. (The)
3.25%, 04/15/2032	210,000	184,100
4.50%, 09/15/2032	210,000	202,573
Lowe’s Cos., Inc., 3.75%, 04/01/2032	260,000	230,481
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	130,000	123,967

		1,068,719

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.25%
Apple, Inc., 3.35%, 08/08/2032(b)	$230,000	$207,498
HP, Inc., 4.20%, 04/15/2032	175,000	150,607
Western Digital Corp., 3.10%, 02/01/2032	20,000	14,427

		372,532

Textiles, Apparel & Luxury Goods-0.24%
Tapestry, Inc., 3.05%, 03/15/2032	90,000	71,578

Tobacco-2.46%
Altria Group, Inc., 2.45%, 02/04/2032	300,000	226,653
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	150,000	134,435
7.75%, 10/19/2032	100,000	107,538
Philip Morris International, Inc., 5.75%, 11/17/2032	260,000	263,226

		731,852

Trading Companies & Distributors-0.34%
Air Lease Corp., 2.88%, 01/15/2032	130,000	102,139

Water Utilities-0.45%
American Water Capital Corp., 4.45%, 06/01/2032	140,000	133,409

Wireless Telecommunication Services-1.83%
Sprint Capital Corp., 8.75%, 03/15/2032	340,000	405,093
T-Mobile USA, Inc., 2.70%, 03/15/2032	170,000	137,892

		542,985

Total U.S. Dollar Denominated Bonds & Notes (Cost $29,914,451)		29,350,311

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $8,125)	8,125	8,125

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.80% (Cost $29,922,576)		29,358,436

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.60%
Invesco Private Government Fund, 4.58%(c)(d)(e) (Cost $476,487)	476,487	476,487

TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $30,399,063)		29,834,923
OTHER ASSETS LESS LIABILITIES-(0.40)%		(119,398)

NET ASSETS-100.00%		$29,715,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$551,765	$(543,640)	$-	$-	$8,125	$1,219

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	1,386,396	(909,909)	-	-	476,487	704	*

Total	$-	$1,938,161	$(1,453,549)	$-	$-	$484,612	$1,923

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	15.25

Utilities	11.43

Information Technology	11.19

Consumer Discretionary	10.49

Communication Services	10.07

Consumer Staples	9.49

Industrials	7.82

Real Estate	7.68

Energy	6.03

Health Care	5.85

Materials	3.47

Money Market Funds Plus Other Assets Less Liabilities	1.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-77.38%
Aerospace & Defense-8.10%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$24,059,000	$24,064,473
TransDigm, Inc.
8.00%, 12/15/2025(b)	23,610,000	24,151,377
7.50%, 03/15/2027	11,760,000	11,623,584

		59,839,434

Auto Components-3.47%
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	8,440,000	8,240,793
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	16,886,000	17,425,702

		25,666,495

Automobiles-3.61%
Ford Motor Credit Co. LLC
3.10%, 05/04/2023	5,512,000	5,485,513
4.38%, 08/06/2023	7,803,000	7,750,014
3.37%, 11/17/2023	13,720,000	13,458,217

		26,693,744

Capital Markets-1.13%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	8,348,000	8,345,078

Commercial Services & Supplies-3.63%
ADT Security Corp. (The), 4.13%, 06/15/2023	14,973,000	14,896,784
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	10,220,000	10,234,053
RR Donnelley & Sons Co., 8.25%, 07/01/2027	1,780,000	1,709,659

		26,840,496

Consumer Finance-4.42%
Navient Corp., 7.25%, 09/25/2023	6,827,000	6,853,591
OneMain Finance Corp.
5.63%, 03/15/2023	16,817,000	16,810,820
8.25%, 10/01/2023	4,860,000	4,900,828
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	4,082,000	4,095,080

		32,660,319

Containers & Packaging-3.59%
Ball Corp., 4.00%, 11/15/2023	21,418,000	21,147,113
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/2023(b)	5,383,000	5,358,476

		26,505,589

Diversified Financial Services-2.49%
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	18,323,000	18,408,385

Electric Utilities-0.26%
NRG Energy, Inc., 6.63%, 01/15/2027	1,922,000	1,918,824

	Principal Amount	Value
Electrical Equipment-2.31%
EnerSys, 5.00%, 04/30/2023(b)	$3,990,000	$3,990,923
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	12,900,000	13,083,886

		17,074,809

Energy Equipment & Services-0.54%
Tervita Corp. (Canada), 11.00%, 12/01/2025(b)	3,684,000	3,976,727

Equity REITs-2.02%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	4,657,000	4,498,755
Service Properties Trust, 4.50%, 06/15/2023	10,390,000	10,392,737

		14,891,492

Food & Staples Retailing-0.73%
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	5,412,000	5,429,216

Health Care Providers & Services-0.99%
Encompass Health Corp., 5.75%, 09/15/2025	7,449,000	7,329,463

Hotels, Restaurants & Leisure-11.28%
Brinker International, Inc., 3.88%, 05/15/2023	6,834,000	6,775,225
MGM Resorts International, 6.00%, 03/15/2023	26,833,000	26,857,150
Scientific Games International, Inc., 8.63%, 07/01/2025(b)	11,810,000	12,084,232
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	4,885,000	5,003,235
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	7,705,000	7,793,993
Travel + Leisure Co., 3.90%, 03/01/2023	6,445,000	6,445,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	11,421,000	11,397,187
Yum! Brands, Inc., 3.88%, 11/01/2023	7,072,000	6,988,055

		83,344,077

Household Products-1.26%
Spectrum Brands, Inc., 5.75%, 07/15/2025 .	9,504,000	9,330,106

Insurance-4.77%
HUB International Ltd., 7.00%, 05/01/2026(b)	35,855,000	35,280,983

Machinery-0.20%
Granite US Holdings Corp., 11.00%, 10/01/2027(b)	1,375,000	1,450,625

Media-6.06%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	10,267,000	10,267,000
DISH DBS Corp., 5.00%, 03/15/2023	34,562,000	34,506,701

		44,773,701

Metals & Mining-0.62%
Commercial Metals Co., 4.88%, 05/15/2023	4,620,000	4,610,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Mortgage REITs-0.86%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	$6,440,000	$6,387,410

Oil, Gas & Consumable Fuels-8.79%
Buckeye Partners L.P., 4.15%, 07/01/2023	10,197,000	10,131,943
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	2,872,000	2,922,011
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	13,165,000	13,376,233
Murphy Oil Corp., 5.75%, 08/15/2025	5,360,000	5,311,602
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	7,037,000	7,048,150
Southwestern Energy Co., 8.38%, 09/15/2028	6,515,000	6,823,322
Talos Production, Inc., 12.00%, 01/15/2026	9,000,000	9,507,915
Vital Energy, Inc., 9.50%, 01/15/2025	9,777,000	9,865,335

		64,986,511

Pharmaceuticals-2.43%
Elanco Animal Health, Inc., 5.77%, 08/28/2023	4,713,000	4,714,176
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	13,000,000	13,223,600

		17,937,776

Technology Hardware, Storage & Peripherals-1.77%
Seagate HDD Cayman, 4.75%, 06/01/2023	6,950,000	6,916,637
Xerox Corp., 4.63%, 03/15/2023	6,184,000	6,165,973

		13,082,610

Textiles, Apparel & Luxury Goods-0.88%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)(c)	6,430,000	6,483,010

Trading Companies & Distributors-1.17%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	8,437,000	8,675,998

Total U.S. Dollar Denominated Bonds & Notes (Cost $574,811,827)		571,923,310

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
U.S. Treasury Securities-16.89%
U.S. Treasury Bills-16.89%(d)
4.40%-4.43%, 03/23/2023	$33,500,000	$33,411,483
4.53%-4.64%, 04/20/2023	92,000,000	91,414,267

Total U.S. Treasury Securities (Cost $124,825,571)		124,825,750

	Shares
Money Market Funds-4.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $30,736,472)	30,736,472	30,736,472

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.43% (Cost $730,373,870)		727,485,532

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.31%
Invesco Private Government Fund, 4.58%(e)(f)(g)	649,622	649,622
Invesco Private Prime Fund, 4.83%(e)(f)(g)	1,670,123	1,670,457

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,320,243)		2,320,079

TOTAL INVESTMENTS IN SECURITIES-98.74% (Cost $732,694,113)		729,805,611
OTHER ASSETS LESS LIABILITIES-1.26%		9,333,492

NET ASSETS-100.00%		$739,139,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $268,222,739, which represented 36.29% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$6,403,300	$299,662,850	$(275,329,678)	$-	$-	$30,736,472	$567,113

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	20,718,749	74,260,345	(94,329,472)	-	-	649,622	322,262	*

Invesco Private Prime Fund	57,593,313	161,444,441	(217,381,718)	(4,365)	18,786	1,670,457	875,490	*

Total	$84,715,362	$535,367,636	$(587,040,868)	$(4,365)	$18,786	$33,056,551	$1,764,865

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Consumer Discretionary	19.24

U.S. Treasury Securities	16.89

Industrials	15.41

Financials	13.67

Energy	9.33

Communication Services	6.06

Materials	4.21

Health Care	3.42

Sector Types Each Less Than 3%	6.04

Money Market Funds Plus Other Assets Less Liabilities	5.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-92.23%
Aerospace & Defense-1.56%
Triumph Group, Inc., 8.88%, 06/01/2024(b)	$8,488,000	$8,839,210

Airlines-0.81%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	4,612,000	4,573,259

Auto Components-1.21%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)(c)	7,741,000	6,897,270

Automobiles-5.14%
Ford Motor Credit Co. LLC
3.81%, 01/09/2024(c)	7,170,000	7,017,009
3.66%, 09/08/2024	7,535,000	7,235,295
4.06%, 11/01/2024(c)	15,540,000	14,961,374

		29,213,678

Banks-5.76%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	5,031,000	4,835,042
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	28,820,000	27,851,538

		32,686,580

Chemicals-1.73%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)(c)	5,000,000	4,817,425
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	5,004,000	5,005,201

		9,822,626

Commercial Services & Supplies-0.68%
Pitney Bowes, Inc., 4.63%, 03/15/2024(c) .	3,876,000	3,847,824

Consumer Finance-6.90%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	6,157,000	5,779,422
Enova International, Inc., 8.50%, 09/01/2024(b)	3,892,000	3,848,721
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	8,559,000	8,161,504
Navient Corp.
6.13%, 03/25/2024	13,621,000	13,534,779
5.88%, 10/25/2024	8,075,000	7,858,227

		39,182,653

Containers & Packaging-1.95%
Graphic Packaging International LLC, 4.13%, 08/15/2024	4,666,000	4,566,148
Sealed Air Corp., 5.13%, 12/01/2024(b)	6,610,000	6,500,616

		11,066,764

Diversified Consumer Services-2.75%
Cengage Learning, Inc., 9.50%, 06/15/2024(b)(c)	8,268,000	8,069,527
Grand Canyon University, 4.13%, 10/01/2024	8,018,000	7,556,965

		15,626,492

	Principal Amount	Value
Electric Utilities-1.91%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)(c)	$11,225,000	$10,858,953

Electrical Equipment-1.09%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	6,224,000	6,164,467

Energy Equipment & Services-1.04%
Oceaneering International, Inc., 4.65%, 11/15/2024	6,147,000	5,923,062

Entertainment-1.53%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	8,948,000	8,688,866

Gas Utilities-1.81%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	10,502,000	10,277,047

Health Care Providers & Services-4.41%
Owens & Minor, Inc., 4.38%, 12/15/2024	3,818,000	3,651,726
Tenet Healthcare Corp.
4.63%, 07/15/2024(c)	12,165,000	11,978,754
4.63%, 09/01/2024(c)	9,557,000	9,420,961

		25,051,441

Hotels, Restaurants & Leisure-7.43%
Carnival Corp., 9.88%, 08/01/2027(b)(c)	14,437,000	14,712,458
Scientific Games International, Inc., 7.25%, 11/15/2029(b)	8,022,000	7,891,643
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)(c)	15,270,000	15,016,747
Travel + Leisure Co., 5.65%, 04/01/2024	4,612,000	4,560,429

		42,181,277

Household Durables-2.15%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	5,389,000	5,368,899
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	6,925,000	6,848,133

		12,217,032

Industrial Conglomerates-3.04%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	17,705,000	17,280,611

Internet & Direct Marketing Retail-3.25%
QVC, Inc., 4.85%, 04/01/2024	9,280,000	8,723,200
Rakuten Group, Inc. (Japan), 10.25%, 11/30/2024(b)(c)	9,690,000	9,726,817

		18,450,017

Machinery-1.13%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	3,418,000	2,942,932
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	3,590,000	3,480,887

		6,423,819

Marine-1.06%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	6,050,000	6,029,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Media-9.80%
AMC Networks, Inc., 5.00%, 04/01/2024	$6,151,000	$6,149,308
CSC Holdings LLC, 5.25%, 06/01/2024	12,053,000	11,689,482
DISH DBS Corp., 5.88%, 11/15/2024(c)	30,494,000	28,598,493
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)(c)	9,337,000	9,245,727

		55,683,010

Metals & Mining-1.95%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(d)	1,200,000	0
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	3,888,000	3,715,174
United States Steel Corp., 6.88%, 03/01/2029(c)	7,370,000	7,380,908

		11,096,082

Mortgage REITs-1.03%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	6,220,000	5,860,593

Oil, Gas & Consumable Fuels-12.67%
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)	1,534,000	1,579,809
Chesapeake Energy Corp., 6.75%, 04/15/2029(b)(c)	14,621,000	14,179,811
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	7,003,000	6,974,498
EQM Midstream Partners L.P., 4.00%, 08/01/2024	4,625,000	4,423,046
Murphy Oil Corp., 6.38%, 07/15/2028(c)	7,030,000	6,793,237
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)(c)	11,250,000	10,866,375
Occidental Petroleum Corp., 6.95%, 07/01/2024	3,474,000	3,512,414
PDC Energy, Inc., 6.13%, 09/15/2024	3,125,000	3,098,773
Range Resources Corp., 8.25%, 01/15/2029(c)	9,331,000	9,584,943
Talos Production, Inc., 12.00%, 01/15/2026	3,387,000	3,578,145
Vital Energy, Inc., 9.50%, 01/15/2025	7,300,000	7,365,956

		71,957,007

Pharmaceuticals-1.85%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	10,982,000	10,523,886

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
Software-1.38%
NCR Corp., 6.13%, 09/01/2029(b)(c)	$8,020,000	$7,810,317

Specialty Retail-1.38%
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	7,781,000	7,816,793

Technology Hardware, Storage & Peripherals-1.39%
Seagate HDD Cayman, 4.88%, 03/01/2024(c)	8,020,000	7,897,695

Textiles, Apparel & Luxury Goods-2.44%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)(c)	13,847,000	13,845,961

Total U.S. Dollar Denominated Bonds & Notes (Cost $536,062,453)		523,793,429

	Shares
Money Market Funds-9.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $52,018,948)	52,018,948	52,018,948

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.39% (Cost $588,081,401)		575,812,377

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-20.48%
Invesco Private Government Fund, 4.58%(e)(f)(g)	32,572,326	32,572,326
Invesco Private Prime Fund, 4.83%(e)(f)(g)	83,740,661	83,757,407

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,335,340)		116,329,733

TOTAL INVESTMENTS IN SECURITIES-121.87% (Cost $704,416,741)		692,142,110
OTHER ASSETS LESS LIABILITIES-(21.87)%		(124,225,892)

NET ASSETS-100.00%		$567,916,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $255,565,547, which represented 45.00% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$11,622,921	$158,821,245	$(118,425,218)	$-	$-	$52,018,948	$264,034

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	18,101,238	84,169,149	(69,698,061)	-	-	32,572,326	495,987	*

Invesco Private Prime Fund	46,546,042	192,505,274	(155,302,134)	(9,616)	17,841	83,757,407	1,344,771	*

Total	$76,270,201	$435,495,668	$(343,425,413)	$(9,616)	$17,841	$168,348,681	$2,104,792

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Consumer Discretionary	25.75

Energy	13.71

Financials	13.69

Communication Services	11.33

Industrials	9.37

Health Care	6.26

Materials	5.63

Utilities	3.72

Information Technology	2.77

Money Market Funds Plus Other Assets Less Liabilities	7.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.22%
Aerospace & Defense-2.72%
Spirit AeroSystems, Inc.
7.50%, 04/15/2025(b)(c)	$5,840,000	$5,841,022
9.38%, 11/30/2029(b)	4,430,000	4,684,725
Triumph Group, Inc., 7.75%, 08/15/2025	2,400,000	2,300,292

		12,826,039

Air Freight & Logistics-0.23%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)(c)	1,787,000	1,075,023

Airlines-3.00%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)	2,350,000	2,147,389
American Airlines, Inc., 11.75%, 07/15/2025(b)	12,150,000	12,006,344

		14,153,733

Auto Components-0.45%
Clarios Global L.P., 6.75%, 05/15/2025(b)	2,110,000	2,099,950

Automobiles-5.74%
Ford Motor Credit Co. LLC
2.30%, 02/10/2025(c)	4,375,000	4,025,143
4.69%, 06/09/2025	2,240,000	2,144,052
5.13%, 06/16/2025	6,160,000	5,953,636
4.13%, 08/04/2025	4,950,000	4,665,524
3.38%, 11/13/2025	7,510,000	6,926,022
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	3,400,000	3,352,536

		27,066,913

Banks-0.51%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	2,539,000	2,407,894

Capital Markets-0.35%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	1,630,000	1,641,066

Chemicals-2.30%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	1,000,000	877,092
Avient Corp., 5.75%, 05/15/2025(b)	3,058,000	3,000,841
Koppers, Inc., 6.00%, 02/15/2025(b)	2,400,000	2,322,805
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	2,600,000	2,477,917
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	2,452,000	2,147,002

		10,825,657

Commercial Services & Supplies-3.24%
Brink’s Co. (The), 5.50%, 07/15/2025(b)	1,877,000	1,829,339
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)	2,400,000	2,299,752
3.75%, 08/01/2025(b)	3,682,000	3,469,677
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)	2,210,000	2,156,494
Matthews International Corp., 5.25%, 12/01/2025(b)	1,393,000	1,310,291

	Principal Amount	Value
Commercial Services & Supplies-(continued)
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	$1,709,000	$1,656,524
West Technology Group LLC, 8.50%, 10/15/2025(b)	2,888,000	2,545,757

		15,267,834

Communications Equipment-1.92%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(c)	6,309,000	6,052,555
Viasat, Inc., 5.63%, 09/15/2025(b)	3,243,000	3,005,775

		9,058,330

Construction & Engineering-1.30%
Artera Services LLC, 9.03%, 12/04/2025(b)	4,840,000	4,167,772
Tutor Perini Corp., 6.88%, 05/01/2025(b)	2,350,000	1,966,813

		6,134,585

Construction Materials-0.51%
Williams Scotsman International, Inc., 6.13%, 06/15/2025(b)	2,473,000	2,430,062

Consumer Finance-2.53%
Navient Corp., 6.75%, 06/25/2025(c)	2,400,000	2,368,800
OneMain Finance Corp., 6.88%, 03/15/2025	6,091,000	5,952,224
PRA Group, Inc., 7.38%, 09/01/2025(b)	1,405,000	1,401,763
SLM Corp., 4.20%, 10/29/2025(c)	2,400,000	2,199,678

		11,922,465

Containers & Packaging-3.17%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	3,390,000	3,280,673
Ball Corp., 5.25%, 07/01/2025(c)	4,900,000	4,826,500
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	1,410,000	1,371,560
6.38%, 08/15/2025(b)(c)	1,390,000	1,372,573
Pactiv LLC, 7.95%, 12/15/2025	1,023,000	1,033,604
Sealed Air Corp., 5.50%, 09/15/2025(b)	1,880,000	1,851,800
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	1,300,000	1,197,417

		14,934,127

Diversified Financial Services-0.74%
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)(c)	3,760,000	3,497,308

Diversified Telecommunication Services-0.19%
Lumen Technologies, Inc., 5.63%, 04/01/2025	1,010,000	909,876

Electric Utilities-0.39%
DPL, Inc., 4.13%, 07/01/2025	1,946,000	1,829,993

Electrical Equipment-2.25%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)(c)	3,287,000	3,201,168
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	7,350,000	7,424,019

		10,625,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued)

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(Unaudited)

	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.69%
Likewize Corp., 9.75%, 10/15/2025(b)	$2,000,000	$1,874,889
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	1,414,000	1,401,352

		3,276,241

Energy Equipment & Services-0.56%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	1,590,000	1,471,753
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	1,200,000	1,163,166

		2,634,919

Entertainment-0.67%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	2,000,000	1,947,620
Cinemark USA, Inc., 8.75%, 05/01/2025(b)(c)	1,200,000	1,225,381

		3,173,001

Equity REITs-4.30%
Diversified Healthcare Trust, 9.75%, 06/15/2025	2,349,000	2,278,812
iStar, Inc., 4.25%, 08/01/2025	2,359,000	2,349,635
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	3,053,000	3,065,379
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	10,050,000	10,251,519
XHR L.P., 6.38%, 08/15/2025(b)	2,400,000	2,330,145

		20,275,490

Food & Staples Retailing-1.03%
US Foods, Inc., 6.25%, 04/15/2025(b)(c)	4,894,000	4,882,275

Food Products-1.37%
B&G Foods, Inc., 5.25%, 04/01/2025	4,433,000	4,017,473
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	2,486,000	2,424,347

		6,441,820

Gas Utilities-0.67%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	3,300,000	3,140,415

Health Care Providers & Services-3.64%
Akumin, Inc., 7.00%, 11/01/2025(b)	2,229,000	1,775,266
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	2,732,000	2,052,060
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	2,815,000	2,693,223
ModivCare, Inc., 5.88%, 11/15/2025(b)	2,348,000	2,219,834
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	4,308,000	3,903,220
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	3,760,000	2,942,595
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	1,591,000	1,571,908

		17,158,106

Hotels, Restaurants & Leisure-16.48%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)(c)	2,347,000	2,335,054

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Aramark Services, Inc.
5.00%, 04/01/2025(b)	$2,595,000	$2,519,939
6.38%, 05/01/2025(b)(c)	7,357,000	7,317,934
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	16,670,000	16,549,123
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	4,900,000	4,897,060
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	4,895,000	4,840,223
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	2,000,000	1,671,938
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)	2,100,000	2,130,954
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	2,351,000	2,327,363
IRB Holding Corp., 7.00%, 06/15/2025(b)	3,522,000	3,516,089
MGM Resorts International
6.75%, 05/01/2025	3,520,000	3,531,859
5.75%, 06/15/2025(c)	3,172,000	3,117,228
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	3,644,000	3,591,222
7.38%, 09/01/2025(b)(c)	4,000,000	3,749,188
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	1,640,000	1,498,329
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	1,281,000	1,209,022
Travel + Leisure Co., 6.60%, 10/01/2025	1,623,000	1,619,508
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	2,816,000	2,811,310
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	8,760,000	8,509,336

		77,742,679

Household Durables-1.57%
American Greetings Corp., 8.75%, 04/15/2025(b)	1,297,000	1,296,637
Beazer Homes USA, Inc., 6.75%, 03/15/2025	980,000	966,353
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	2,230,000	1,992,784
Meritage Homes Corp., 6.00%, 06/01/2025 .	1,876,000	1,868,705
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	1,400,000	1,296,554

		7,421,033

Industrial Conglomerates-1.64%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)	4,900,000	4,105,244
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	3,660,000	3,616,409

		7,721,653

Insurance-2.01%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	4,550,000	4,257,546
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	2,400,000	2,352,887
USI, Inc., 6.88%, 05/01/2025(b)	2,900,000	2,851,974

		9,462,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued)

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(Unaudited)

	Principal Amount	Value
Interactive Media & Services-0.50%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	$2,345,000	$2,350,410

Internet & Direct Marketing Retail-0.51%
QVC, Inc., 4.45%, 02/15/2025(c)	2,950,000	2,385,901

Machinery-0.61%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)(c)	3,290,000	2,886,975

Media-3.05%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	3,900,000	3,692,042
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)	1,830,000	1,786,107
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	1,875,000	1,861,109
Univision Communications, Inc., 5.13%, 02/15/2025(b)	7,250,000	7,065,560

		14,404,818

Mortgage REITs-1.30%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	1,638,000	1,532,359
Rithm Capital Corp., 6.25%, 10/15/2025(b)	2,589,000	2,365,451
Starwood Property Trust, Inc., 4.75%, 03/15/2025	2,350,000	2,244,932

		6,142,742

Oil, Gas & Consumable Fuels-12.39%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	2,815,000	2,832,214
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	2,410,000	2,501,098
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	4,350,000	4,286,838
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	2,400,000	2,330,574
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	4,800,000	4,637,112
CVR Energy, Inc., 5.25%, 02/15/2025(b)	2,823,000	2,713,129
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	3,200,000	2,884,657
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	1,877,000	1,813,439
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	2,510,000	2,423,957
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	4,200,000	4,088,027
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)(c)	6,070,000	5,698,698
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	1,790,000	1,653,638
NuStar Logistics L.P., 5.75%, 10/01/2025	2,815,000	2,717,676
Occidental Petroleum Corp.
5.88%, 09/01/2025(c)	2,974,000	2,977,316
5.50%, 12/01/2025	2,200,000	2,182,675
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	1,304,000	1,330,468
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	3,139,000	3,135,594

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Range Resources Corp., 4.88%, 05/15/2025(c)	$3,520,000	$3,437,940
SM Energy Co., 5.63%, 06/01/2025	1,637,000	1,576,030
Southwestern Energy Co., 5.70%, 01/23/2025(c)	1,832,000	1,817,230
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	1,410,000	1,387,440

		58,425,750

Paper & Forest Products-0.25%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	1,235,000	1,198,839

Pharmaceuticals-1.88%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	8,178,000	7,121,811
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	2,180,000	1,747,919

		8,869,730

Real Estate Management & Development-1.17%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	3,062,000	2,767,547
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	2,770,000	2,738,068

		5,505,615

Road & Rail-1.05%
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	4,903,000	4,957,433

Semiconductors & Semiconductor Equipment-0.46%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)(c)	2,300,000	2,187,162

Software-2.47%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	2,820,000	2,795,889
PTC, Inc., 3.63%, 02/15/2025(b)	2,400,000	2,284,526
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)(c)	8,526,000	6,573,950

		11,654,365

Specialty Retail-1.78%
JELD-WEN, Inc.
6.25%, 05/15/2025(b)	1,179,000	1,147,840
4.63%, 12/15/2025(b)(c)	1,852,000	1,666,035
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	2,600,000	2,434,275
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	3,200,000	3,124,528

		8,372,678

Technology Hardware, Storage & Peripherals-0.70%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	3,520,000	3,280,008

Textiles, Apparel & Luxury Goods-0.38%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	1,884,000	1,783,781

Thrifts & Mortgage Finance-1.55%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	3,520,000	3,463,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued)

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(Unaudited)

	Principal Amount	Value
Thrifts & Mortgage Finance-(continued)
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	$3,055,000	$2,795,325
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	1,168,000	1,052,526

		7,311,091

Total U.S. Dollar Denominated Bonds & Notes (Cost $470,926,964)		453,753,379

	Shares
Money Market Funds-0.85%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $4,036,752)	4,036,752	4,036,752

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.07% (Cost $474,963,716)		457,790,131

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.60%
Invesco Private Government Fund, 4.58%(d)(e)(f)	10,602,454	$10,602,454
Invesco Private Prime Fund, 4.83%(d)(e)(f)	29,957,486	29,963,477

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,568,439)		40,565,931

TOTAL INVESTMENTS IN SECURITIES-105.67% (Cost $515,532,155)		498,356,062
OTHER ASSETS LESS LIABILITIES-(5.67)%		(26,761,916)

NET ASSETS-100.00%		$471,594,146

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $342,814,164, which represented 72.69% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,799,487	$58,853,478	$(57,616,213)	$-	$-	$4,036,752	$108,790

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	14,386,194	39,011,103	(42,794,843)	-	-	10,602,454	212,900	*

Invesco Private Prime Fund	36,993,070	85,431,288	(92,463,602)	(5,400)	8,121	29,963,477	584,532	*

Total	$54,178,751	$183,295,869	$(192,874,658)	$(5,400)	$8,121	$44,602,683	$906,222

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)–(continued)

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(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Consumer Discretionary	24.83

Industrials	16.04

Energy	12.95

Financials	8.99

Information Technology	6.24

Materials	6.23

Health Care	5.52

Real Estate	5.47

Consumer Staples	4.48

Communication Services	4.41

Utilities	1.06

Money Market Funds Plus Other Assets Less Liabilities	3.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

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(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.10%
Aerospace & Defense-1.99%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)	$3,010,000	$2,958,469
TransDigm, Inc., 6.38%, 06/15/2026(c)	2,340,000	2,271,716

		5,230,185

Airlines-2.83%
Air Canada (Canada), 3.88%, 08/15/2026(b)(c)	3,011,000	2,715,116
United Airlines, Inc., 4.38%, 04/15/2026(b)	5,020,000	4,729,239

		7,444,355

Auto Components-1.52%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	440,000	418,945
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	1,430,000	1,398,626
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	2,260,000	2,177,758

		3,995,329

Automobiles-5.82%
Ford Motor Co., 4.35%, 12/08/2026(c)	3,670,000	3,507,593
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	2,930,000	2,759,445
6.95%, 03/06/2026	3,280,000	3,285,913
2.70%, 08/10/2026	3,600,000	3,137,283
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,380,000	1,331,362
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	1,600,000	1,255,115

		15,276,711

Banks-0.44%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	1,350,000	1,153,845

Chemicals-2.03%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	700,000	663,634
INEOS Quattro Finance 2 PLC (United Kingdom), 3.38%, 01/15/2026(b)	1,320,000	1,162,467
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	1,190,000	1,120,843
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)(c)	2,000,000	1,799,680
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026(c)	610,000	584,734

		5,331,358

Commercial Services & Supplies-4.41%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	4,766,000	4,531,823
Cimpress PLC (Ireland), 7.00%, 06/15/2026	1,430,000	1,061,489
CoreCivic, Inc., 8.25%, 04/15/2026(c)	1,509,000	1,529,122
CPI CG, Inc., 8.63%, 03/15/2026(b)	711,000	700,584
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	980,000	910,370

	Principal Amount	Value
Commercial Services & Supplies-(continued)
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	$1,260,000	$1,207,565
RR Donnelley & Sons Co., 6.13%, 11/01/2026(b)	500,000	487,466
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,251,000	1,144,997

		11,573,416

Communications Equipment-0.68%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	1,886,000	1,777,253

Construction & Engineering-0.55%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	890,000	828,373
INNOVATE Corp., 8.50%, 02/01/2026(b)	810,000	608,122

		1,436,495

Consumer Finance-3.22%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	984,000	922,411
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	787,000	697,549
LFS Topco LLC, 5.88%, 10/15/2026(b)	720,000	620,893
Navient Corp., 6.75%, 06/15/2026(c)	1,300,000	1,253,347
OneMain Finance Corp., 7.13%, 03/15/2026(c)	4,020,000	3,911,823
SLM Corp., 3.13%, 11/02/2026(c)	1,230,000	1,062,437

		8,468,460

Containers & Packaging-4.66%
Ball Corp., 4.88%, 03/15/2026(c)	1,840,000	1,779,767
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	720,000	691,200
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)(c)	510,000	473,283
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	880,000	908,688
LABL, Inc., 6.75%, 07/15/2026(b)	1,719,000	1,636,729
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)	6,700,000	6,748,106

		12,237,773

Diversified Consumer Services-0.37%
Graham Holdings Co., 5.75%, 06/01/2026(b)	1,000,000	979,320

Diversified Financial Services-1.09%
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	1,470,000	1,316,032
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	740,000	634,495
PHH Mortgage Corp., 7.88%, 03/15/2026(b) .	1,015,000	906,958

		2,857,485

Diversified Telecommunication Services-3.97%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	5,121,000	4,742,762
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	2,930,000	2,741,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Lumen Technologies, Inc., 5.13%, 12/15/2026(b)	$1,770,000	$1,298,189
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	2,216,000	1,655,918

		10,438,119

Electric Utilities-1.67%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	1,230,000	1,114,503
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	945,000	908,311
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	2,460,000	2,352,235

		4,375,049

Energy Equipment & Services-3.47%
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/2026(b)	641,000	665,608
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	5,147,000	4,920,157
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	710,000	669,709
7.75%, 02/15/2026(b)	740,000	729,703
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)(c)	870,000	856,776
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	516,000	511,662
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	750,000	754,481

		9,108,096

Entertainment-0.63%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	1,020,000	934,856
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	740,000	713,134

		1,647,990

Equity REITs-1.79%
iStar, Inc., 5.50%, 02/15/2026(c)	875,000	886,992
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	2,759,000	2,665,249
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	1,260,000	1,141,305

		4,693,546

Food & Staples Retailing-1.03%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)(c)	1,880,000	1,727,296
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	1,230,000	981,276

		2,708,572

Food Products-0.25%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	700,000	659,658

Gas Utilities-1.77%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	1,700,000	1,603,933

	Principal Amount	Value
Gas Utilities-(continued)
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	$1,719,000	$1,592,430
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	1,600,000	1,442,129

		4,638,492

Health Care Providers & Services-2.72%
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	780,000	641,074
Tenet Healthcare Corp., 4.88%, 01/01/2026	5,160,000	4,919,191
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)(c)	1,780,000	1,580,355

		7,140,620

Hotels, Restaurants & Leisure-6.94%
Carnival Corp.
10.50%, 02/01/2026(b)	1,903,000	1,971,389
7.63%, 03/01/2026(b)(c)	3,567,000	3,206,238
CCM Merger, Inc., 6.38%, 05/01/2026(b)	645,000	619,575
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	1,630,000	1,518,187
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	760,000	622,456
Life Time, Inc.
5.75%, 01/15/2026(b)	2,272,000	2,178,905
8.00%, 04/15/2026(b)	1,171,000	1,129,394
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	1,000,000	950,720
MGM Resorts International, 4.63%, 09/01/2026	1,007,000	938,990
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	2,948,000	2,764,516
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/2026(b)	830,000	768,526
Travel + Leisure Co., 6.63%, 07/31/2026(b)	1,600,000	1,570,031

		18,238,927

Household Durables-0.76%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)	2,136,000	1,989,225

Household Products-0.40%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	1,170,000	1,060,378

Independent Power and Renewable Electricity Producers-0.71%
Calpine Corp., 5.25%, 06/01/2026(b)	1,055,000	1,012,384
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	980,000	855,182

		1,867,566

Industrial Conglomerates-1.13%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	3,070,000	2,981,599

Interactive Media & Services-0.81%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	960,000	825,437
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	1,930,000	1,291,527

		2,116,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
IT Services-2.06%
Block, Inc., 2.75%, 06/01/2026	$2,460,000	$2,197,471
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	1,230,000	1,118,267
MoneyGram International, Inc., 5.38%, 08/01/2026(b)	1,040,000	1,051,875
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	1,130,000	1,039,611

		5,407,224

Life Sciences Tools & Services-1.39%
IQVIA, Inc., 5.00%, 10/15/2026(b)(c)	2,690,000	2,571,775
PRA Health Sciences, Inc., 2.88%, 07/15/2026(b)	1,200,000	1,067,533

		3,639,308

Machinery-0.56%
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	1,630,000	1,485,606

Media-7.39%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)(c)	1,880,000	1,816,183
DISH DBS Corp.
7.75%, 07/01/2026	4,920,000	3,824,095
5.25%, 12/01/2026(b)	6,910,000	5,800,081
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	865,000	727,664
Gray Television, Inc., 5.88%, 07/15/2026(b)	1,760,000	1,591,356
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	2,500,000	2,212,819
Summer (BC) Bidco B LLC, 5.50%, 10/31/2026(b)	1,050,000	900,974
TEGNA, Inc., 4.75%, 03/15/2026(b)	1,385,000	1,317,253
Townsquare Media, Inc., 6.88%, 02/01/2026(b)	1,330,000	1,220,152

		19,410,577

Metals & Mining-2.89%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	1,442,000	1,387,953
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b) .	2,078,000	2,101,377
Constellium SE, 5.88%, 02/15/2026(b)	845,000	825,988
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	712,000	718,935
Novelis Corp., 3.25%, 11/15/2026(b)(c)	1,880,000	1,659,183
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)	1,000,000	904,695

		7,598,131

Mortgage REITs-0.32%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	950,000	832,366

Oil, Gas & Consumable Fuels-14.95%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,886,000	1,816,391
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	1,355,000	1,369,903
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	979,000	923,618

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	$740,000	$722,248
Buckeye Partners L.P., 3.95%, 12/01/2026	1,472,000	1,303,094
California Resources Corp., 7.13%, 02/01/2026(b)	1,480,000	1,493,061
Callon Petroleum Co., 6.38%, 07/01/2026(c)	787,000	746,017
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	1,229,000	1,205,864
Chord Energy Corp., 6.38%, 06/01/2026(b)	980,000	946,195
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	1,260,000	1,218,035
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	982,000	908,854
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)(c)	1,840,000	1,727,263
EQM Midstream Partners L.P., 4.13%, 12/01/2026	1,230,000	1,095,857
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	830,000	787,629
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)	1,200,000	1,111,392
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	1,999,000	1,947,976
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	1,600,000	1,576,048
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	950,000	910,656
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	1,704,000	1,533,481
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	3,690,000	3,381,276
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	1,292,000	1,218,121
Occidental Petroleum Corp.
5.55%, 03/15/2026(c)	2,072,000	2,063,142
3.40%, 04/15/2026	800,000	742,896
PDC Energy, Inc., 5.75%, 05/15/2026(c)	1,848,000	1,767,355
ROCC Holdings LLC, 9.25%, 08/15/2026(b)	1,000,000	1,056,250
SM Energy Co., 6.75%, 09/15/2026	1,050,000	1,014,234
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	1,232,000	1,011,395
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	1,970,000	1,872,826
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	1,260,000	1,154,091
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	740,000	630,688

		39,255,856

Paper & Forest Products-0.27%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	750,000	717,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Personal Products-1.24%
Coty, Inc.
5.00%, 04/15/2026(b)	$2,210,000	$2,104,705
6.50%, 04/15/2026(b)(c)	1,180,000	1,158,583

		3,263,288

Pharmaceuticals-0.63%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026(c)	1,750,000	1,646,347

Real Estate Management & Development-0.33%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	1,000,000	876,267

Road & Rail-0.42%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	1,230,000	1,096,695

Software-1.31%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	1,004,000	973,393
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	835,000	812,178
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	770,000	701,512
Fair Isaac Corp., 5.25%, 05/15/2026(b)	980,000	955,235

		3,442,318

Specialty Retail-1.77%
Guitar Center, Inc., 8.50%, 01/15/2026(b)(c)	1,390,000	1,211,913
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	2,056,000	1,809,986
Specialty Building Products Holdings LLC/ SBP Finance Corp., 6.38%, 09/30/2026(b)	1,780,000	1,635,660

		4,657,559

Technology Hardware, Storage & Peripherals-1.27%
Vericast Corp., 11.00%, 09/15/2026(b)	3,100,000	3,336,375

Textiles, Apparel & Luxury Goods-1.31%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	2,263,000	2,092,076
Under Armour, Inc., 3.25%, 06/15/2026(c)	1,510,000	1,346,391

		3,438,467

Thrifts & Mortgage Finance-1.20%
Home Point Capital, Inc., 5.00%, 02/01/2026(b)	1,000,000	698,431
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	2,830,000	2,444,965

		3,143,396

	Principal Amount	Value
Tobacco-0.21%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	$610,000	$552,796

Trading Companies & Distributors-0.55%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	800,000	749,251
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	750,000	704,924

		1,454,175

Water Utilities-0.37%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	984,000	972,771

Total U.S. Dollar Denominated Bonds & Notes (Cost $272,145,385)		257,654,302

	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $835,277)	835,277	835,277

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.42% (Cost $272,980,662)		258,489,579

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.46%
Invesco Private Government Fund, 4.58%(d)(e)(f)	11,873,078	11,873,078
Invesco Private Prime Fund, 4.83%(d)(e)(f)	31,349,434	31,355,703

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,231,432)		43,228,781

TOTAL INVESTMENTS IN SECURITIES-114.88% (Cost $316,212,094)		301,718,360
OTHER ASSETS LESS LIABILITIES-(14.88)%		(39,073,815)

NET ASSETS-100.00%		$262,644,545

Investment Abbreviations:

REIT-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $193,180,293, which represented 73.55% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$2,342,072	$17,395,228	$(18,902,023)	$-	$-	$835,277	$29,794

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	8,427,083	39,031,265	(35,585,270)	-	-	11,873,078	184,679	*

Invesco Private Prime Fund	21,669,642	87,544,770	(77,861,514)	(4,795)	7,600	31,355,703	505,563	*

Total	$32,438,797	$143,971,263	$(132,348,807)	$(4,795)	$7,600	$44,064,058	$720,036

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Consumer Discretionary	18.49

Energy	18.42

Communication Services	12.80

Industrials	12.44

Materials	9.85

Financials	6.27

Information Technology	5.32

Health Care	4.74

Utilities	4.52

Consumer Staples	3.13

Real Estate	2.12

Money Market Funds Plus Other Assets Less Liabilities	1.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.01%
Aerospace & Defense-1.81%
Maxar Technologies, Inc., 7.75%, 06/15/2027(b)	$360,000	$376,771
Moog, Inc., 4.25%, 12/15/2027(b)	360,000	329,727
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)(c)	800,000	773,132

		1,479,630

Airlines-0.48%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	400,000	393,360

Auto Components-1.95%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	360,000	333,157
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)	300,000	283,464
5.75%, 07/15/2027(b)	250,000	235,279
Dana, Inc., 5.38%, 11/15/2027	300,000	277,128
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	500,000	464,392

		1,593,420

Automobiles-5.63%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	300,000	278,573
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	595,000	539,545
4.95%, 05/28/2027(c)	1,000,000	932,775
4.13%, 08/17/2027(c)	900,000	802,938
3.82%, 11/02/2027	600,000	527,421
7.35%, 11/04/2027	1,150,000	1,167,940
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	420,000	352,035

		4,601,227

Banks-0.41%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	408,000	332,812

Building Products-0.28%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	250,000	232,831

Capital Markets-0.50%
APX Group, Inc., 6.75%, 02/15/2027(b)	427,000	410,393

Chemicals-2.90%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	350,000	323,203
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2027(b)	500,000	445,584
Chemours Co. (The), 5.38%, 05/15/2027	360,000	328,268
HB Fuller Co., 4.00%, 02/15/2027	220,000	199,218
Methanex Corp. (Canada), 5.13%, 10/15/2027	500,000	469,200
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)	200,000	192,204

	Principal Amount	Value
Chemicals-(continued)
SPCM S.A. (France), 3.13%, 03/15/2027(b)	$200,000	$172,642
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	250,000	237,754

		2,368,073

Commercial Services & Supplies-3.81%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	750,000	689,025
Brink’s Co. (The), 4.63%, 10/15/2027(b)	430,000	391,399
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	391,000	369,670
CoreCivic, Inc., 4.75%, 10/15/2027	180,000	156,294
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	398,000	352,903
Harsco Corp., 5.75%, 07/31/2027(b)	335,000	284,686
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	300,000	250,930
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	720,000	623,565

		3,118,472

Communications Equipment-0.36%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	384,000	293,175

Construction & Engineering-1.19%
AECOM, 5.13%, 03/15/2027	720,000	689,296
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	300,000	285,986

		975,282

Construction Materials-0.44%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	380,000	363,011

Consumer Finance-1.08%
Navient Corp., 5.00%, 03/15/2027(c)	490,000	436,122
OneMain Finance Corp., 3.50%, 01/15/2027	528,000	443,996

		880,118

Containers & Packaging-3.05%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	480,000	465,058
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	650,000	534,726
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	220,000	206,309
LABL, Inc., 10.50%, 07/15/2027(b)	500,000	467,890
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	440,000	428,344
Pactiv LLC, 8.38%, 04/15/2027	120,000	121,053
Sealed Air Corp., 4.00%, 12/01/2027(b)	302,000	272,356

		2,495,736

Distributors-0.53%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	470,000	430,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Diversified Consumer Services-1.15%
Service Corp. International, 4.63%, 12/15/2027	$400,000	$372,860
Sotheby’s, 7.38%, 10/15/2027(b)(c)	600,000	566,568

		939,428

Diversified Financial Services-1.49%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	425,000	368,688
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	300,000	269,754
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	284,000	267,977
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	350,000	308,480

		1,214,899

Diversified Telecommunication Services-4.48%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	1,080,000	892,976
Altice France S.A. (France), 8.13%, 02/01/2027(b)(c)	1,261,000	1,180,170
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	830,000	771,900
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	1,065,000	818,053

		3,663,099

Electric Utilities-1.50%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)	396,000	363,773
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	930,000	864,900

		1,228,673

Electrical Equipment-0.24%
EnerSys, 4.38%, 12/15/2027(b)	220,000	199,926

Energy Equipment & Services-2.80%
CGG S.A. (France), 8.75%, 04/01/2027(b)(c)	400,000	351,624
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	450,000	444,528
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	500,000	482,380
Transocean, Inc., 11.50%, 01/30/2027(b)	490,000	504,093
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	538,000	510,099

		2,292,724

Entertainment-2.11%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	860,000	846,623
4.75%, 10/15/2027(b)(c)	700,000	631,067
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	308,000	246,956

		1,724,646

Equity REITs-3.52%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	540,000	463,269
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	720,000	663,575

	Principal Amount	Value
Equity REITs-(continued)
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	$500,000	$460,150
SBA Communications Corp., 3.88%, 02/15/2027	1,100,000	996,483
Service Properties Trust, 5.50%, 12/15/2027	326,000	294,113

		2,877,590

Food & Staples Retailing-2.00%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	970,000	912,882
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	760,000	721,384

		1,634,266

Food Products-0.39%
Post Holdings, Inc., 5.75%, 03/01/2027(b)(c)	330,000	321,689

Gas Utilities-0.43%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	381,000	352,830

Health Care Equipment & Supplies-0.95%
Garden Spinco Corp., 8.63%, 07/20/2030(b)	254,000	268,288
Teleflex, Inc., 4.63%, 11/15/2027	360,000	339,876
Varex Imaging Corp., 7.88%, 10/15/2027(b)	170,000	166,752

		774,916

Health Care Providers & Services-3.81%
Community Health Systems, Inc.
5.63%, 03/15/2027(b)	1,360,000	1,195,073
8.00%, 12/15/2027(b)	500,000	485,505
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	470,000	397,150
Tenet Healthcare Corp., 5.13%, 11/01/2027(c)	1,100,000	1,035,133

		3,112,861

Hotels, Restaurants & Leisure-9.73%
Academy Ltd., 6.00%, 11/15/2027(b)	300,000	283,816
Affinity Interactive, 6.88%, 12/15/2027(b)	390,000	348,211
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	720,000	675,691
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	1,160,000	1,172,656
Carnival Corp., 5.75%, 03/01/2027(b)	2,500,000	2,059,550
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	360,000	344,253
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	420,000	400,911
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	540,000	513,605
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	260,000	245,944
Penn Entertainment, Inc., 5.63%, 01/15/2027(b)	300,000	278,490
Sabre GLBL, Inc., 11.25%, 12/15/2027(b)	400,000	399,998
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	360,000	340,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	$300,000	$288,769
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	650,000	605,994

		7,958,198

Household Durables-1.15%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	260,000	231,144
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	355,000	317,450
Meritage Homes Corp., 5.13%, 06/06/2027	203,000	193,947
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	213,000	197,819

		940,360

Household Products-1.42%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	220,000	211,404
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)	370,000	317,699
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	722,000	630,486

		1,159,589

Industrial Conglomerates-1.18%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	1,040,000	963,256

Insurance-1.65%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)(c)	538,000	475,397
6.75%, 10/15/2027(b)	959,000	872,383

		1,347,780

Interactive Media & Services-1.76%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	320,000	298,288
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	1,230,000	1,143,516

		1,441,804

Internet & Direct Marketing Retail-0.59%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(b)	250,000	219,775
QVC, Inc., 4.75%, 02/15/2027	410,000	262,949

		482,724

IT Services-0.96%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	400,000	326,446
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	400,000	387,360
Unisys Corp., 6.88%, 11/01/2027(b)	100,000	75,532

		789,338

	Principal Amount	Value
Machinery-1.42%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	$247,000	$188,544
TK Elevator US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	1,070,000	970,481

		1,159,025

Media-10.17%
Belo Corp.
7.75%, 06/01/2027	200,000	193,811
7.25%, 09/15/2027	196,000	188,877
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)(c)	2,330,000	2,158,291
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	900,000	804,109
CMG Media Corp., 8.88%, 12/15/2027(b)	725,000	488,625
CSC Holdings LLC, 5.50%, 04/15/2027(b)	900,000	783,851
DISH Network Corp., 11.75%, 11/15/2027(b)	1,440,000	1,460,707
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	300,000	280,928
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	200,000	176,184
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	1,100,000	1,010,339
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	430,000	402,471
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	400,000	370,390

		8,318,583

Metals & Mining-0.72%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	360,000	339,814
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	291,000	251,034

		590,848

Mortgage REITs-1.17%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	290,000	246,808
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	470,000	400,038
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)	360,000	312,481

		959,327

Oil, Gas & Consumable Fuels-7.23%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	252,000	308,249
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)(c)	290,000	295,385
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	230,000	225,171
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	396,000	379,726
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)	200,000	195,346
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	360,000	353,164
6.50%, 07/01/2027(b)	650,000	616,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	$355,000	$353,026
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	700,000	685,304
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	284,000	275,714
Murphy Oil Corp., 5.88%, 12/01/2027(c)	395,000	377,939
NuStar Logistics L.P., 5.63%, 04/28/2027	398,000	370,949
Occidental Petroleum Corp.
3.00%, 02/15/2027	150,000	136,416
8.50%, 07/15/2027	400,000	429,578
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	360,000	338,098
SM Energy Co., 6.63%, 01/15/2027(c)	300,000	285,716
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	310,000	288,173

		5,914,343

Pharmaceuticals-1.03%
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)	720,000	497,624
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	360,000	347,348

		844,972

Professional Services-0.74%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	355,000	325,354
Korn Ferry, 4.63%, 12/15/2027(b)	300,000	277,868

		603,222

Road & Rail-0.48%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	430,000	393,537

Software-1.27%
Gen Digital, Inc., 6.75%, 09/30/2027(b)(c)	700,000	688,812
NCR Corp., 5.75%, 09/01/2027(b)	360,000	349,302

		1,038,114

Specialty Retail-0.87%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)(c)	270,000	225,882
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	300,000	272,667
Murphy Oil USA, Inc., 5.63%, 05/01/2027	220,000	209,825

		708,374

Technology Hardware, Storage & Peripherals-1.60%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	421,000	383,920
Seagate HDD Cayman
4.88%, 06/01/2027	400,000	377,021
9.63%, 12/01/2032(b)	500,000	547,195

		1,308,136

	Principal Amount	Value
Thrifts & Mortgage Finance-0.48%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	$427,000	$393,284

Trading Companies & Distributors-1.80%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	860,000	811,066
United Rentals North America, Inc., 5.50%, 05/15/2027	360,000	353,232
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	325,000	309,311

		1,473,609

Transportation Infrastructure-0.24%
Promontoria Holding 264 B.V. (Netherlands), 7.88%, 03/01/2027(b)	200,000	192,595

Wireless Telecommunication Services-1.06%
C&W Senior Financing DAC (Panama), 6.88%, 09/15/2027(b)	960,000	870,691

Total U.S. Dollar Denominated Bonds & Notes (Cost $84,877,945)		80,157,596

	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $33,471)	33,471	33,471

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.05% (Cost $84,911,416)		80,191,067

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.82%
Invesco Private Government Fund, 4.58%(d)(e)(f)	3,623,332	3,623,332
Invesco Private Prime Fund, 4.83%(d)(e)(f)	9,315,276	9,317,138

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,941,318)		12,940,470

TOTAL INVESTMENTS IN SECURITIES-113.87% (Cost $97,852,734)		93,131,537
OTHER ASSETS LESS LIABILITIES-(13.87)%		(11,343,269)

NET ASSETS-100.00%		$81,788,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

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(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $60,313,604, which represented 73.74% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$251,169	$3,506,265	$(3,723,963)	$-	$-	$33,471	$9,585

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,155,557	12,840,847	(10,373,072)	-	-	3,623,332	49,919	*

Invesco Private Prime Fund	4,009,984	24,819,641	(19,513,182)	(1,178)	1,873	9,317,138	135,995	*

Total	$5,416,710	$41,166,753	$(33,610,217)	$(1,178)	$1,873	$12,973,941	$195,499

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Consumer Discretionary	21.41

Communication Services	19.24

Industrials	13.68

Energy	10.29

Materials	7.11

Financials	6.77

Health Care	5.79

Information Technology	4.46

Consumer Staples	3.81

Real Estate	3.52

Utilities	1.93

Money Market Funds Plus Other Assets Less Liabilities	1.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.22%
Aerospace & Defense-1.19%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$190,000	$178,191
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	106,000	94,726
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	180,000	148,788

		421,705

Airlines-0.37%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	150,000	130,362

Auto Components-1.29%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	100,000	89,835
ANGI Group LLC, 3.88%, 08/15/2028(b)	80,000	61,662
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	130,000	115,492
Dana, Inc., 5.63%, 06/15/2028	100,000	90,613
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	110,000	99,988

		457,590

Automobiles-1.84%
Ford Motor Co., 6.63%, 10/01/2028	110,000	110,895
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028(c)	200,000	167,297
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	171,000
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	140,000	128,015
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	80,000	76,072

		653,279

Biotechnology-0.60%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	70,000	42,427
Grifols Escrow Issuer S.A. (Spain), 4.75%, 10/15/2028(b)(c)	200,000	171,180

		213,607

Building Products-0.27%
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028.	110,000	96,730

Capital Markets-1.94%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)(c)	160,000	105,030
NFP Corp.
4.88%, 08/15/2028(b)	130,000	114,191
6.88%, 08/15/2028(b)	550,000	469,068

		688,289

Chemicals-5.30%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	200,000	155,407
Chemours Co. (The), 5.75%, 11/15/2028(b)	200,000	175,890
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	150,000	128,423
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	140,000	124,511

	Principal Amount	Value
Chemicals-(continued)
Element Solutions, Inc., 3.88%, 09/01/2028(b)	$200,000	$172,734
HB Fuller Co., 4.25%, 10/15/2028(c)	80,000	69,891
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	120,000	107,532
Ingevity Corp., 3.88%, 11/01/2028(b)	140,000	119,155
Iris Holding, Inc., 10.00%, 12/15/2028(b)	100,000	76,250
LSB Industries, Inc., 6.25%, 10/15/2028(b)	180,000	164,053
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	100,000	90,092
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	200,000	167,134
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	280,000	242,368
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	101,000	85,869

		1,879,309

Commercial Services & Supplies-5.11%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	200,000	164,297
4.63%, 06/01/2028(b)	400,000	333,020
GEO Group, Inc. (The), 10.50%, 06/30/2028	70,000	71,288
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)	190,000	165,519
3.50%, 09/01/2028(b)	190,000	166,212
Interface, Inc., 5.50%, 12/01/2028(b)	80,000	65,681
Madison IAQ LLC, 4.13%, 06/30/2028(b)	180,000	153,729
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)(c)	300,000	227,648
5.75%, 11/01/2028(b)(c)	243,000	158,254
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)	330,000	306,417

		1,812,065

Communications Equipment-0.21%
Viasat, Inc., 6.50%, 07/15/2028(b)	102,000	75,552

Construction & Engineering-1.19%
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	147,000	134,526
9.75%, 07/15/2028(b)	60,000	57,148
Pike Corp., 5.50%, 09/01/2028(b)	181,000	157,251
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	79,000	73,992

		422,917

Construction Materials-0.80%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	182,000	173,154
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	120,000	108,629

		281,783

Consumer Finance-1.04%
FirstCash, Inc., 4.63%, 09/01/2028(b)	140,000	121,764
Navient Corp., 4.88%, 03/15/2028	150,000	127,656
OneMain Finance Corp., 3.88%, 09/15/2028	150,000	119,401

		368,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

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(Unaudited)

	Principal Amount	Value
Containers & Packaging-3.35%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	$200,000	$168,021
Ball Corp., 6.88%, 03/15/2028	190,000	192,071
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	110,000	99,653
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	132,000	113,681
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	110,000	96,340
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	177,000	153,955
LABL, Inc., 5.88%, 11/01/2028(b)	130,000	112,856
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)	130,000	111,650
Silgan Holdings, Inc., 4.13%, 02/01/2028	150,000	137,407

		1,185,634

Diversified Consumer Services-0.53%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	105,000	96,750
Grand Canyon University, 5.13%, 10/01/2028 .	100,000	91,750

		188,500

Diversified Financial Services-2.07%
AG Issuer LLC, 6.25%, 03/01/2028(b)	120,000	112,120
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	200,000	174,596
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	169,095
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	320,000	276,520

		732,331

Diversified Telecommunication Services-5.26%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028, (Acquired 09/14/2020; Cost $197,038)(b)(d)	200,000	139,320
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	164,942
CommScope, Inc., 7.13%, 07/01/2028(b)	151,000	119,101
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	60,000	39,978
6.50%, 10/01/2028(b)	200,000	146,500
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	400,000	351,404
Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(b)(c)	200,000	183,965
Level 3 Financing, Inc., 4.25%, 07/01/2028(b) .	280,000	191,498
Lumen Technologies, Inc., Series G, 6.88%, 01/15/2028(c)	60,000	37,259
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	162,000	76,350
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	373,000	305,258
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	170,000	107,307

		1,862,882

	Principal Amount	Value
Electric Utilities-1.02%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	$150,000	$134,123
PG&E Corp., 5.00%, 07/01/2028(c)	250,000	228,543

		362,666

Electrical Equipment-1.46%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	200,000	173,954
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	340,000	344,847

		518,801

Energy Equipment & Services-1.96%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	200,000	190,053
Bristow Group, Inc., 6.88%, 03/01/2028(b)	100,000	94,227
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	100,000	88,092
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	200,000	193,064
Weatherford International Ltd., 6.50%, 09/15/2028(b)	130,000	127,860

		693,296

Entertainment-0.77%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	200,000	168,230
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	120,000	104,641

		272,871

Equity REITs-2.35%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	100,000	85,058
Diversified Healthcare Trust, 4.75%, 02/15/2028	80,000	52,151
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	220,000	202,740
5.00%, 07/15/2028(b)	130,000	117,951
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	97,000	76,700
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	200,000	178,073
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	150,000	119,106

		831,779

Food & Staples Retailing-0.91%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	81,000	62,474
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	80,000	50,481
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	90,000	84,905
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	131,000	124,115

		321,975

Food Products-1.85%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	113,000	98,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Food Products-(continued)
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	$130,000	$122,650
Post Holdings, Inc., 5.63%, 01/15/2028(b)	250,000	238,976
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	90,000	73,692
TreeHouse Foods, Inc., 4.00%, 09/01/2028	140,000	120,211

		654,132

Health Care Equipment & Supplies-0.78%
Hologic, Inc., 4.63%, 02/01/2028(b)	100,000	93,340
Radiology Partners, Inc., 9.25%, 02/01/2028(b)	110,000	65,900
Teleflex, Inc., 4.25%, 06/01/2028(b)	130,000	117,454

		276,694

Health Care Providers & Services-3.70%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	110,000	103,191
Akumin Escrow, Inc., 7.50%, 08/01/2028(b)	80,000	56,086
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	399,000	367,499
Cano Health LLC, 6.25%, 10/01/2028(b)	70,000	45,850
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	200,000	181,840
Tenet Healthcare Corp., 6.13%, 10/01/2028(c)	600,000	555,540

		1,310,006

Hotels, Restaurants & Leisure-6.07%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	200,000	178,995
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	300,000	276,480
Carnival Corp., 4.00%, 08/01/2028(b)	610,000	516,310
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	100,000	96,965
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	180,000	164,010
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	102,000	98,004
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	130,000	126,191
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	59,000	52,179
MGM Resorts International, 4.75%, 10/15/2028(c)	187,000	167,798
Scientific Games International, Inc., 7.00%, 05/15/2028(b)	180,000	176,090
Station Casinos LLC, 4.50%, 02/15/2028(b)	200,000	176,820
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	132,000	119,673

		2,149,515

Household Durables-0.98%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	55,000	49,869
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	84,000	62,685
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	70,000	65,208
M/I Homes, Inc., 4.95%, 02/01/2028	100,000	89,969
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	86,000	80,034

		347,765

Household Products-0.82%
Central Garden & Pet Co., 5.13%, 02/01/2028 .	80,000	74,576

	Principal Amount	Value
Household Products-(continued)
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	$152,000	$132,791
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	90,000	84,610

		291,977

Independent Power and Renewable Electricity Producers-3.17%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	200,000	176,696
Calpine Corp.
4.50%, 02/15/2028(b)	320,000	288,433
5.13%, 03/15/2028(b)(c)	360,000	319,773
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)(c)	200,000	183,755
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	170,000	156,554

		1,125,211

Interactive Media & Services-1.23%
Cars.com, Inc., 6.38%, 11/01/2028(b)	100,000	91,843
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	130,000	115,591
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	260,000	227,544

		434,978

Internet & Direct Marketing Retail-0.18%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028(b)	80,000	63,673

IT Services-3.06%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	108,000	91,373
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	250,000	206,023
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	200,000	149,246
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	240,000	207,323
Gartner, Inc., 4.50%, 07/01/2028(b)	200,000	183,790
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	200,000	162,499
Virtusa Corp., 7.13%, 12/15/2028(b)	100,000	83,163

		1,083,417

Machinery-1.57%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	90,000	78,666
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	140,000	114,461
Titan International, Inc., 7.00%, 04/30/2028	100,000	94,840
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	200,000	183,762
Wabash National Corp., 4.50%, 10/15/2028(b) .	100,000	86,127

		557,856

Media-10.11%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	165,000	126,248
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	640,000	580,608
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028(b)	250,000	207,693
CSC Holdings LLC, 5.38%, 02/01/2028(b)(c)	340,000	283,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Media-(continued)
DISH DBS Corp.
7.38%, 07/01/2028	$160,000	$109,600
5.75%, 12/01/2028(b)	640,000	512,432
GCI LLC, 4.75%, 10/15/2028(b)	160,000	137,348
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	128,000	107,754
Lamar Media Corp., 3.75%, 02/15/2028	141,000	124,942
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	220,000	192,876
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	510,000	436,509
TEGNA, Inc., 4.63%, 03/15/2028	270,000	241,312
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	177,180
Urban One, Inc., 7.38%, 02/01/2028(b)	190,000	169,783
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	200,000	173,764

		3,581,949

Metals & Mining-1.34%
Arconic Corp., 6.13%, 02/15/2028(b)	240,000	236,071
Century Aluminum Co., 7.50%, 04/01/2028(b)	50,000	46,864
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	130,000	112,077
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	80,000	79,972

		474,984

Oil, Gas & Consumable Fuels-3.66%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	90,000	87,597
Callon Petroleum Co., 8.00%, 08/01/2028(b)	168,000	164,905
CVR Energy, Inc., 5.75%, 02/15/2028(b)	100,000	88,848
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	155,000	135,562
EQM Midstream Partners L.P., 5.50%, 07/15/2028	220,000	196,571
Global Marine, Inc., 7.00%, 06/01/2028	60,000	48,563
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	150,000	137,762
Holly Energy Partners L.P./Holly Energy
Finance Corp., 5.00%, 02/01/2028(b)	132,000	119,907
Occidental Petroleum Corp., 6.38%, 09/01/2028	150,000	151,717
SM Energy Co., 6.50%, 07/15/2028	100,000	92,354
Vital Energy, Inc., 10.13%, 01/15/2028(c)	76,000	74,772

		1,298,558

Paper & Forest Products-0.60%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	80,000	70,222
Domtar Corp., 6.75%, 10/01/2028(b)	160,000	144,169

		214,391

Personal Products-0.53%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	200,000	186,976

Pharmaceuticals-4.75%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	100,000	92,032
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	300,000	187,500
11.00%, 09/30/2028(b)	430,000	338,615
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	200,000	177,132

	Principal Amount	Value
Pharmaceuticals-(continued)
Elanco Animal Health, Inc., 6.65%, 08/28/2028	$200,000	$191,474
Mallinckrodt International Finance S.A./ Mallinckrodt CB LLC, 11.50%, 12/15/2028(b)	160,000	143,671
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	625,000	552,250

		1,682,674

Professional Services-1.21%
ASGN, Inc., 4.63%, 05/15/2028(b)	140,000	126,648
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	196,000	151,146
KBR, Inc., 4.75%, 09/30/2028(b)	66,000	59,459
Science Applications International Corp., 4.88%, 04/01/2028(b)	100,000	91,224

		428,477

Real Estate Management & Development-1.19%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	202,000	190,597
Forestar Group, Inc., 5.00%, 03/01/2028(b)	80,000	69,055
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	180,000	163,316

		422,968

Road & Rail-0.36%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	130,000	128,096

Semiconductors & Semiconductor Equipment-0.75%
Entegris, Inc., 4.38%, 04/15/2028(b)	98,000	86,805
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	202,000	177,721

		264,526

Software-2.16%
Castle US Holding Corp., 9.50%, 02/15/2028(b)	65,000	25,327
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	130,000	113,551
Fair Isaac Corp., 4.00%, 06/15/2028(b)	220,000	199,998
MicroStrategy, Inc., 6.13%, 06/15/2028(b)(c)	111,000	92,262
NCR Corp., 5.00%, 10/01/2028(b)	180,000	155,153
PTC, Inc., 4.00%, 02/15/2028(b)	130,000	118,209
Rackspace Technology Global, Inc., 3.50%, 02/15/2028(b)	100,000	60,983

		765,483

Specialty Retail-3.39%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	100,000	89,577
At Home Group, Inc., 4.88%, 07/15/2028(b)	50,000	36,812
Bath & Body Works, Inc., 5.25%, 02/01/2028	130,000	121,198
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	200,000	171,926
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	80,000	68,983
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	220,000	183,316
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	227,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

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(Unaudited)

	Principal Amount	Value
Specialty Retail-(continued)
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	$170,000	$148,906
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	168,000	152,729

		1,201,243

Technology Hardware, Storage & Peripherals-0.88%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	150,000	142,701
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	200,000	168,210

		310,911

Thrifts & Mortgage Finance-0.48%
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	200,000	170,094

Trading Companies & Distributors-2.57%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	250,000	223,547
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	320,000	275,521
United Rentals (North America), Inc., 4.88%, 01/15/2028	430,000	410,263

		909,331

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.22% (Cost $38,090,450)		34,808,629

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.37%
Invesco Private Government Fund, 4.58%(e)(f)(g)	1,227,477	$1,227,477
Invesco Private Prime Fund, 4.83%(e)(f)(g)	3,155,737	3,156,368

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,384,034)		4,383,845

TOTAL INVESTMENTS IN SECURITIES-110.59% (Cost $42,474,484)		39,192,474
OTHER ASSETS LESS LIABILITIES-(10.59)%		(3,751,981)

NET ASSETS-100.00%		$35,440,493

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $29,792,599, which represented 84.06% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$145,115	$2,084,886	$(2,230,001)	$-	$-	$-	$4,111

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	480,278	4,044,427	(3,297,228)	-	-	1,227,477	18,618	*

Invesco Private Prime Fund	1,235,001	9,111,503	(7,190,320)	(273)	457	3,156,368	51,061	*

Total	$1,860,394	$15,240,816	$(12,717,549)	$(273)	$457	$4,383,845	$73,790

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

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(Unaudited)

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Communication Services	17.36

Industrials	15.31

Consumer Discretionary	13.32

Materials	11.39

Health Care	9.83

Information Technology	7.23

Energy	5.62

Financials	5.53

Consumer Staples	4.89

Utilities	4.20

Real Estate	3.54

Money Market Funds Plus Other Assets Less Liabilities	1.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

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(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.74%
Aerospace & Defense-1.10%
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	$30,000	$26,203
TransDigm, Inc.
4.63%, 01/15/2029	90,000	77,437
4.88%, 05/01/2029	60,000	51,508

		155,148

Airlines-0.98%
United Airlines, Inc., 4.63%, 04/15/2029(b)	155,000	137,553

Auto Components-1.87%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	50,000	40,393
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	50,000	45,058
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	60,000	52,254
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	70,000	62,460
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	30,000	25,530
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	50,000	37,081

		262,776

Automobiles-2.07%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	40,000	37,939
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	50,000	37,812
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	200,000	183,000
Thor Industries, Inc., 4.00%, 10/15/2029(b)	40,000	32,277

		291,028

Beverages-0.71%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	60,000	51,447
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	60,000	47,895

		99,342

Building Products-1.07%
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	30,000	25,731
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	20,000	13,964
6.75%, 08/01/2029(b)	20,000	14,017
PGT Innovations, Inc., 4.38%, 10/01/2029(b)	40,000	33,625
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029(c)	20,000	17,568
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	50,000	46,056

		150,961

Capital Markets-0.48%
APX Group, Inc., 5.75%, 07/15/2029(b)	60,000	50,335
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	20,000	16,913

		67,248

Chemicals-3.95%
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(b)(c)	20,000	13,625
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	150,000	124,666

	Principal Amount	Value
Chemicals-(continued)
Chemours Co. (The), 4.63%, 11/15/2029(b)	$40,000	$32,512
Diamond BC B.V., 4.63%, 10/01/2029(b)	40,000	32,482
LSF11 A5 Holdco LLC, 6.63%, 10/15/2029(b)	20,000	16,991
Methanex Corp. (Canada), 5.25%, 12/15/2029	50,000	45,885
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(c)	40,000	33,159
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	50,000	40,662
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	30,000	26,028
SK Invictus Intermediate II S.a.r.l. (Luxembourg), 5.00%, 10/30/2029(b)	50,000	39,836
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	20,000	13,346
Tronox, Inc., 4.63%, 03/15/2029(b)	80,000	65,284
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	72,387

		556,863

Commercial Services & Supplies-4.80%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	40,000	32,826
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	80,000	68,919
APi Group DE, Inc.
4.13%, 07/15/2029(b)	30,000	25,826
4.75%, 10/15/2029(b)	10,000	8,937
Covanta Holding Corp., 4.88%, 12/01/2029(b)	60,000	50,739
Deluxe Corp., 8.00%, 06/01/2029(b)	40,000	33,438
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	60,000	51,355
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	40,000	32,665
GFL Environmental, Inc. (Canada)
4.75%, 06/15/2029(b)	60,000	53,416
4.38%, 08/15/2029(b)	40,000	34,664
Madison IAQ LLC, 5.88%, 06/30/2029(b)	80,000	63,817
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	150,000	141,967
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/2029(b)	40,000	28,161
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	20,000	15,575
Stericycle, Inc., 3.88%, 01/15/2029(b)	40,000	34,328

		676,633

Communications Equipment-0.18%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	30,000	25,073

Construction & Engineering-0.61%
Arcosa, Inc., 4.38%, 04/15/2029(b)	20,000	17,494
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	40,000	35,100
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	20,000	15,603
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	20,000	17,731

		85,928

Construction Materials-0.27%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	30,000	25,067
Victors Merger Corp., 6.38%, 05/15/2029(b)	20,000	12,626

		37,693

Consumer Finance-1.37%
Navient Corp., 5.50%, 03/15/2029	60,000	50,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp., 5.38%, 11/15/2029	$60,000	$50,611
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	30,000	23,903
PRA Group, Inc., 5.00%, 10/01/2029(b)	30,000	25,599
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	50,000	42,554

		193,505

Containers & Packaging-2.15%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	200,000	160,523
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	40,000	38,202
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	30,000	25,807
LABL, Inc., 8.25%, 11/01/2029(b)	30,000	24,321
Sealed Air Corp., 5.00%, 04/15/2029(b)	30,000	27,422
TriMas Corp., 4.13%, 04/15/2029(b)	30,000	26,128

		302,403

Distributors-0.12%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	20,000	16,482

Diversified Consumer Services-0.24%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	30,000	24,145
WW International, Inc., 4.50%, 04/15/2029(b)	20,000	10,223

		34,368

Diversified Financial Services-1.57%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029(b)	30,000	26,344
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	20,000	12,757
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	82,000	71,578
Hightower Holding LLC, 6.75%, 04/15/2029(b)	20,000	16,950
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	30,000	26,365
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	30,000	26,089
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	50,000	41,443

		221,526

Diversified Telecommunication Services-4.45%
Altice France S.A. (France)
5.13%, 07/15/2029(b)	200,000	155,206
5.50%, 10/15/2029(b)	200,000	156,737
CommScope, Inc., 4.75%, 09/01/2029(b)	100,000	81,603
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	72,000	60,615
5.88%, 11/01/2029	60,000	48,134
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	60,000	38,575
3.75%, 07/15/2029(b)	70,000	44,100
Lumen Technologies, Inc., 4.50%, 01/15/2029(b)	80,000	42,386

		627,356

Electric Utilities-1.59%
DPL, Inc., 4.35%, 04/15/2029	30,000	25,983

	Principal Amount	Value
Electric Utilities-(continued)
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/2029(b)	$30,000	$25,560
NRG Energy, Inc.
3.38%, 02/15/2029(b)	40,000	32,526
5.25%, 06/15/2029(b)	60,000	53,476
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)(c)	100,000	86,504

		224,049

Electrical Equipment-1.25%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	200,000	176,619

Electronic Equipment, Instruments & Components-1.68%
Coherent Corp., 5.00%, 12/15/2029(b)	80,000	70,170
Imola Merger Corp., 4.75%, 05/15/2029(b)	156,000	132,826
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	40,000	33,037

		236,033

Energy Equipment & Services-0.51%
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	50,000	44,891
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	30,000	27,075

		71,966

Entertainment-1.39%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	50,000	30,013
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	40,000	36,445
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	77,000	55,089
Playtika Holding Corp., 4.25%, 03/15/2029(b)	50,000	40,545
WMG Acquisition Corp., 3.75%, 12/01/2029(b)(c)	40,000	33,803

		195,895

Equity REITs-2.55%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	80,000	69,750
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	58,000	48,530
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	40,000	34,854
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	40,000	33,011
SBA Communications Corp., 3.13%, 02/01/2029	110,000	90,926
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	85,000	55,782
XHR L.P., 4.88%, 06/01/2029(b)	30,000	25,654

		358,507

Food & Staples Retailing-2.13%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	100,000	84,741
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	30,000	24,783
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	80,000	69,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Food & Staples Retailing-(continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	$70,000	$57,121
US Foods, Inc., 4.75%, 02/15/2029(b)	70,000	63,151

		299,721

Food Products-0.76%
Post Holdings, Inc., 5.50%, 12/15/2029(b)	90,000	82,472
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	40,000	24,547

		107,019

Gas Utilities-0.35%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	60,000	49,064

Health Care Equipment & Supplies-3.55%
Hologic, Inc., 3.25%, 02/15/2029(b)	70,000	60,428
Medline Borrower L.P.
3.88%, 04/01/2029(b)	340,000	283,688
5.25%, 10/01/2029(b)	190,000	156,176

		500,292

Health Care Providers & Services-2.91%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	40,000	36,441
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	20,000	16,787
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	60,000	51,972
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	70,000	60,524
HealthEquity, Inc., 4.50%, 10/01/2029(b)	50,000	43,762
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	20,000	13,150
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	40,000	33,882
Option Care Health, Inc., 4.38%, 10/31/2029(b)	40,000	34,321
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	40,000	30,741
Tenet Healthcare Corp., 4.25%, 06/01/2029	100,000	87,660

		409,240

Hotels, Restaurants & Leisure-6.11%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	60,000	50,947
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	20,000	17,818
Boyne USA, Inc., 4.75%, 05/15/2029(b)	50,000	44,298
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	90,000	77,059
Carnival Corp., 6.00%, 05/01/2029(b)	150,000	117,000
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)(c)	20,000	15,227
Cedar Fair L.P., 5.25%, 07/15/2029(c)	40,000	36,523
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	30,000	26,412
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	80,000	69,264
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	60,000	52,077
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	70,000	61,498

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	$40,000	$30,969
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	40,000	33,605
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	60,000	51,368
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	30,000	25,086
Penn Entertainment, Inc., 4.13%, 07/01/2029(b)	30,000	24,374
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	60,000	44,168
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	55,000	49,277
Travel + Leisure Co., 4.50%, 12/01/2029(b)	40,000	33,630

		860,600

Household Durables-0.95%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	20,000	16,430
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	30,000	23,429
Century Communities, Inc., 3.88%, 08/15/2029(b)	40,000	32,738
LGI Homes, Inc., 4.00%, 07/15/2029(b)	20,000	15,681
Meritage Homes Corp., 3.88%, 04/15/2029(b)	30,000	25,856
SWF Escrow Issuer Corp., 6.50%, 10/01/2029(b)(c)	30,000	19,476

		133,610

Household Products-0.36%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	60,000	50,925

Independent Power and Renewable Electricity Producers-0.52%
Calpine Corp., 4.63%, 02/01/2029(b)	50,000	42,258
TransAlta Corp. (Canada), 7.75%, 11/15/2029	30,000	30,704

		72,962

Industrial Conglomerates-0.37%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	60,000	51,896

Insurance-1.79%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029(b)	50,000	40,750
6.00%, 08/01/2029(b)	30,000	24,466
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	30,000	25,116
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	60,000	51,019
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	40,000	33,937
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	50,000	43,104
HUB International Ltd., 5.63%, 12/01/2029(b)	40,000	34,384

		252,776

Interactive Media & Services-0.42%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	30,000	27,666
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	40,000	31,915

		59,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Internet & Direct Marketing Retail-0.36%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	$60,000	$50,326

IT Services-1.61%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	70,000	60,546
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	40,000	32,670
Endurance International Group Holdings, Inc., 6.00%, 02/15/2029(b)	20,000	14,615
Gartner, Inc., 3.63%, 06/15/2029(b)	50,000	43,286
Twilio, Inc., 3.63%, 03/15/2029	40,000	33,642
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	50,000	41,610

		226,369

Leisure Products-0.17%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	30,000	24,367

Life Sciences Tools & Services-0.18%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	30,000	24,757

Machinery-0.84%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	30,000	26,205
OT Merger Corp., 7.88%, 10/15/2029(b)	20,000	12,029
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	40,000	34,624
Terex Corp., 5.00%, 05/15/2029(b)	50,000	45,952

		118,810

Media-9.58%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029, (Acquired 09/01/2022; Cost $162,511)(b)(d)	200,000	163,779
AMC Networks, Inc., 4.25%, 02/15/2029	80,000	58,846
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	112,000	99,999
6.38%, 09/01/2029(b)(c)	110,000	102,672
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	80,000	64,875
CSC Holdings LLC, 6.50%, 02/01/2029(b)	200,000	169,755
DISH DBS Corp., 5.13%, 06/01/2029	110,000	65,106
Lamar Media Corp., 4.88%, 01/15/2029	30,000	27,721
Liberty Interactive LLC, 8.50%, 07/15/2029	20,000	9,194
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	50,000	42,784
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	40,000	32,936
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)	100,000	90,345
Stagwell Global LLC, 5.63%, 08/15/2029(b)	80,000	68,873
TEGNA, Inc., 5.00%, 09/15/2029	80,000	71,063
Univision Communications, Inc., 4.50%, 05/01/2029(b)	80,000	67,547
Videotron Ltd. (Canada), 3.63%, 06/15/2029(b)	38,000	32,049
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	181,412

		1,348,956

Metals & Mining-1.57%
ATI, Inc., 4.88%, 10/01/2029	20,000	17,930

	Principal Amount	Value
Metals & Mining-(continued)
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	$60,000	$58,419
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	31,000	28,274
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	30,000	22,743
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	50,000	44,194
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	40,000	34,000
TMS International Corp., 6.25%, 04/15/2029(b)	20,000	15,722

		221,282

Mortgage REITs-0.51%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	40,000	30,893
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	50,000	40,717

		71,610

Oil, Gas & Consumable Fuels-6.57%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	39,000	35,139
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	30,000	26,131
Chesapeake Energy Corp., 5.88%, 02/01/2029(b)	40,000	37,456
CNX Resources Corp., 6.00%, 01/15/2029(b)	41,000	37,216
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	96,000	88,438
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	46,000	41,896
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	30,000	27,194
DT Midstream, Inc., 4.13%, 06/15/2029(b)	80,000	68,675
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	60,000	50,111
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	23,000	21,297
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	50,000	45,303
ITT Holdings LLC, 6.50%, 08/01/2029(b)	90,000	74,100
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	42,000	39,217
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	60,000	50,466
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	50,000	45,935
Southwestern Energy Co., 5.38%, 02/01/2029	56,000	52,442
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	60,000	52,717
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	30,000	27,462
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	100,000	86,344
Vital Energy, Inc., 7.75%, 07/31/2029(b)	20,000	17,344

		924,883

Paper & Forest Products-0.74%
Glatfelter Corp., 4.75%, 11/15/2029(b)	25,000	16,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Paper & Forest Products-(continued)
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	$70,000	$57,471
Sylvamo Corp., 7.00%, 09/01/2029(b)	30,000	29,741

		103,633

Personal Products-0.50%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	40,000	36,053
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	40,000	34,152

		70,205

Pharmaceuticals-2.02%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	40,000	33,612
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	40,000	34,563
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	50,000	38,813
Jazz Securities DAC, 4.38%, 01/15/2029(b)	200,000	177,315

		284,303

Professional Services-0.65%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	30,000	25,677
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	40,000	33,127
TriNet Group, Inc., 3.50%, 03/01/2029(b)	40,000	33,443

		92,247

Real Estate Management & Development-1.19%
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	50,000	41,924
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	50,000	40,025
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	40,000	32,554
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	73,000	52,520

		167,023

Road & Rail-1.27%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	20,000	14,979
Hertz Corp. (The), 5.00%, 12/01/2029(b)	80,000	66,505
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	110,000	97,455

		178,939

Semiconductors & Semiconductor Equipment-0.35%
Entegris, Inc., 3.63%, 05/01/2029(b)(c)	30,000	24,903
Synaptics, Inc., 4.00%, 06/15/2029(b)	30,000	24,913

		49,816

Software-3.91%
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	60,000	58,726
Cloud Software Group Holdings, Inc., 6.50%, 03/31/2029(b)	280,000	242,834
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	60,000	50,598
Elastic N.V., 4.13%, 07/15/2029(b)	40,000	32,866
NCR Corp., 5.13%, 04/15/2029(b)	90,000	76,943
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	70,000	56,574
Rocket Software, Inc., 6.50%, 02/15/2029(b)	40,000	32,779

		551,320

	Principal Amount	Value
Specialty Retail-6.07%
Arko Corp., 5.13%, 11/15/2029(b)	$30,000	$23,795
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)(c)	60,000	52,234
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	12,424
Carvana Co., 4.88%, 09/01/2029(b)	25,000	11,857
Foot Locker, Inc., 4.00%, 10/01/2029(b)	20,000	16,464
Gap, Inc. (The), 3.63%, 10/01/2029(b)	60,000	44,068
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	40,000	28,549
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	80,000	65,095
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	60,000	50,193
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b) .	60,000	45,222
Murphy Oil USA, Inc., 4.75%, 09/15/2029	40,000	35,750
Penske Automotive Group, Inc., 3.75%, 06/15/2029	40,000	33,650
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	250,000	244,125
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	50,000	41,299
SRS Distribution, Inc.
6.13%, 07/01/2029(b)	30,000	25,121
6.00%, 12/01/2029(b)	70,000	58,562
Upbound Group, Inc., 6.38%, 02/15/2029(b)	30,000	25,768
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	50,000	40,826

		855,002

Technology Hardware, Storage & Peripherals-0.36%
Seagate HDD Cayman
4.09%, 06/01/2029	30,000	25,911
3.13%, 07/15/2029	30,000	24,260

		50,171

Textiles, Apparel & Luxury Goods-0.59%
Crocs, Inc., 4.25%, 03/15/2029(b)	30,000	25,754
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	30,000	25,457
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	40,000	32,259

		83,470

Thrifts & Mortgage Finance-0.62%
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	50,000	39,185
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	60,000	48,293

		87,478

Tobacco-0.43%
Vector Group Ltd., 5.75%, 02/01/2029(b)	70,000	60,321

Trading Companies & Distributors-0.47%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	30,000	25,717
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	20,000	17,162
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	30,000	23,746

		66,625

Total U.S. Dollar Denominated Bonds & Notes (Cost $15,337,699)		13,764,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $43,974)	43,974	$43,974

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.05% (Cost $15,381,673)		13,808,528

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.85%
Invesco Private Government Fund, 4.58%(e)(f)(g)	151,927	151,927

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(e)(f)(g)	390,591	$390,669

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $542,639)		542,596

TOTAL INVESTMENTS IN SECURITIES-101.90% (Cost $15,924,312)		14,351,124
OTHER ASSETS LESS LIABILITIES-(1.90)%		(267,378)

NET ASSETS-100.00%		$14,083,746

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $12,127,054, which represented 86.11% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The value of this security at February 28, 2023 represented 1.45% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$25,686	$713,598	$(695,310)	$-	$-	$43,974	$1,730

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	54,169	650,833	(553,075)	-	-	151,927	2,496	*

Invesco Private Prime Fund	139,293	1,466,645	(1,215,279)	(56)	66	390,669	6,780	*

Total	$219,148	$2,831,076	$(2,463,664)	$(56)	$66	$586,570	$11,006

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Consumer Discretionary	18.36

Communication Services	15.78

Industrials	13.43

Materials	8.68

Health Care	8.65

Information Technology	8.09

Energy	7.33

Financials	6.35

Consumer Staples	4.88

Real Estate	3.73

Utilities	2.46

Money Market Funds Plus Other Assets Less Liabilities	2.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.23%
Auto Components-0.42%
Dana, Inc., 4.25%, 09/01/2030	$25,000	$20,222

Automobiles-3.44%
Ford Motor Credit Co. LLC, 4.00%, 11/13/2030	200,000	166,920

Building Products-2.16%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	30,000	28,688
Masonite International Corp., 3.50%, 02/15/2030(b)	25,000	20,359
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	30,000	24,397
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	35,000	31,077

		104,521

Capital Markets-0.39%
NFP Corp., 7.50%, 10/01/2030(b)	20,000	19,062

Chemicals-0.93%
Avient Corp., 7.13%, 08/01/2030(b)	45,000	45,169

Commercial Services & Supplies-0.43%
Covanta Holding Corp., 5.00%, 09/01/2030	25,000	20,740

Communications Equipment-0.44%
Ciena Corp., 4.00%, 01/31/2030(b)	25,000	21,306

Consumer Finance-1.43%
FirstCash, Inc., 5.63%, 01/01/2030(b)	35,000	31,009
OneMain Finance Corp., 4.00%, 09/15/2030	50,000	38,234

		69,243

Containers & Packaging-4.10%
Ball Corp., 2.88%, 08/15/2030	80,000	63,940
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(b)	70,000	63,313
Crown Americas LLC, 5.25%, 04/01/2030	30,000	27,948
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	25,000	21,276
OI European Group B.V., 4.75%, 02/15/2030(b)	25,000	22,300

		198,777

Diversified Consumer Services-0.84%
Service Corp. International, 3.38%, 08/15/2030	50,000	40,673

Diversified Financial Services-0.91%
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	50,000	44,026

Diversified Telecommunication Services-5.89%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	60,000	48,017
8.75%, 05/15/2030(b)	75,000	75,911
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	185,000	161,411

		285,339

Electric Utilities-1.11%
PG&E Corp., 5.25%, 07/01/2030	60,000	53,624

Energy Equipment & Services-2.06%
Weatherford International Ltd., 8.63%, 04/30/2030(b)	100,000	99,982

	Principal Amount	Value
Entertainment-1.54%
Roblox Corp., 3.88%, 05/01/2030(b)	$60,000	$49,381
WMG Acquisition Corp., 3.88%, 07/15/2030(b)	30,000	25,473

		74,854

Equity REITs-1.95%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	80,000	69,851
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	40,000	24,842

		94,693

Food & Staples Retailing-0.54%
US Foods, Inc., 4.63%, 06/01/2030(b)	30,000	26,232

Food Products-2.09%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	50,000	48,375
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	60,000	52,715

		101,090

Health Care Equipment & Supplies-0.81%
Embecta Corp.
5.00%, 02/15/2030(b)	30,000	25,469
6.75%, 02/15/2030(b)	15,000	13,537

		39,006

Health Care Providers & Services-10.55%
Community Health Systems, Inc., 5.25%, 05/15/2030(b)	100,000	80,151
DaVita, Inc., 4.63%, 06/01/2030(b)	175,000	144,414
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	40,000	33,741
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	40,000	32,956
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	25,000	22,085
Tenet Healthcare Corp.
4.38%, 01/15/2030	90,000	78,848
6.13%, 06/15/2030(b)	125,000	119,238

		511,433

Health Care Technology-2.45%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(b)	150,000	118,831

Hotels, Restaurants & Leisure-6.99%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	180,000	148,853
Carnival Corp., 10.50%, 06/01/2030(b)	60,000	58,162
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	75,000	69,743
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	75,000	62,251

		339,009

Household Durables-2.30%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	25,000	20,151
KB Home, 7.25%, 07/15/2030	20,000	19,609
M/I Homes, Inc., 3.95%, 02/15/2030	20,000	16,238
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	35,000	29,041
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	30,000	26,503

		111,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Household Products-0.88%
Central Garden & Pet Co., 4.13%, 10/15/2030	$30,000	$25,024
Spectrum Brands, Inc., 5.50%, 07/15/2030(b)	20,000	17,712

		42,736

Insurance-0.44%
Ryan Specialty Group LLC, 4.38%, 02/01/2030(b)	25,000	21,405

Interactive Media & Services-1.13%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	30,000	25,332
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	35,000	29,439

		54,771

IT Services-0.87%
Gartner, Inc., 3.75%, 10/01/2030(b)	50,000	42,381

Machinery-0.52%
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	30,000	25,317

Media-8.25%
Cable One, Inc., 4.00%, 11/15/2030(b)	40,000	31,225
Gray Television, Inc., 4.75%, 10/15/2030(b)	50,000	36,704
Lamar Media Corp., 4.00%, 02/15/2030	35,000	30,132
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	45,000	35,059
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	90,000	73,227
Univision Communications, Inc., 7.38%, 06/30/2030(b)	30,000	28,483
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	200,000	164,827

		399,657

Metals & Mining-1.57%
Carpenter Technology Corp., 7.63%, 03/15/2030	20,000	19,969
Commercial Metals Co., 4.13%, 01/15/2030	20,000	17,459
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	50,000	38,795

		76,223

Oil, Gas & Consumable Fuels-15.17%
Callon Petroleum Co., 7.50%, 06/15/2030(b)	35,000	32,914
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	25,000	20,524
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	60,000	51,685
EQM Midstream Partners L.P., 7.50%, 06/01/2030(b)	30,000	28,620
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	50,000	42,270
5.50%, 10/15/2030(b)	30,000	27,040
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	30,000	27,257
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	70,000	64,802
NuStar Logistics L.P., 6.38%, 10/01/2030	35,000	32,819
Occidental Petroleum Corp.
8.88%, 07/15/2030	60,000	68,225
6.63%, 09/01/2030	95,000	97,748
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	50,000	41,674
Range Resources Corp., 4.75%, 02/15/2030(b)	30,000	26,880
Southwestern Energy Co., 5.38%, 03/15/2030	75,000	68,625
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	50,000	43,375

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	$45,000	$38,865
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	25,000	22,091

		735,414

Personal Products-1.12%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	55,000	54,458

Pharmaceuticals-4.89%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	35,000	30,315
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	40,000	34,783
Perrigo Finance Unlimited Co., 4.40%, 06/15/2030	200,000	172,018

		237,116

Real Estate Management & Development-1.48%
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	40,000	30,788
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	60,000	41,167

		71,955

Semiconductors & Semiconductor Equipment-1.06%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)	55,000	51,223

Software-3.37%
Gen Digital Inc., 7.13%, 09/30/2030(b)	40,000	39,043
McAfee Corp., 7.38%, 02/15/2030(b)	125,000	99,214
NCR Corp., 5.25%, 10/01/2030(b)	30,000	24,837

		163,094

Specialty Retail-1.62%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	25,000	21,687
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	60,000	56,917

		78,604

Thrifts & Mortgage Finance-0.64%
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	40,000	31,027

Trading Companies & Distributors-0.45%
Boise Cascade Co., 4.88%, 07/01/2030(b)	25,000	21,912

Total U.S. Dollar Denominated Bonds & Notes (Cost $4,792,381)		4,713,587

	Shares
Money Market Funds-0.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $18,783)	18,783	18,783

TOTAL INVESTMENTS IN SECURITIES-97.62% (Cost $4,811,164)		4,732,370
OTHER ASSETS LESS LIABILITIES-2.38%		115,264

NET ASSETS-100.00%		$4,847,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $3,538,722, which represented 73.00% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$501,324	$(482,541)	$-	$-	$18,783	$1,144

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Health Care	18.70

Energy	17.23

Communication Services	16.80

Consumer Discretionary	15.62

Materials	5.80

Information Technology	5.73

Consumer Staples	4.63

Industrials	4.36

Financials	3.81

Real Estate	3.44

Utilities	1.11

Money Market Funds Plus Other Assets Less Liabilities	2.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.15%
Alabama-1.29%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2023	$100	$100,933
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(b)	5.50%	10/01/2053	185	189,928
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2023	1,875	1,877,608

				2,168,469

Alaska-2.38%
Alaska Housing Finance Corp., Series 2001 A, VRD RB(c)	2.77%	12/01/2030	4,000	4,000,000

Arizona-0.42%
Arizona (State of), Series 2016, COP(a)	5.00%	10/01/2023	190	192,062
Arizona (State of) Transportation Board, Series 2016, Ref. RB.	5.00%	07/01/2023	35	35,205
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2014, Ref. RB	5.00%	07/01/2023	130	130,762
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2023	50	50,313
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	100,563
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2023	100	100,616
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2023	5	5,027
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2023	20	20,122
Scottsdale (City of), AZ, Series 2015, Ref. GO Bonds	3.00%	07/01/2023	65	64,949

				699,619

Arkansas-0.13%
Arkansas (State of), Series 2021, Ref. GO Bonds	5.00%	06/15/2023	170	170,865
Russellville (City of), AR, Series 2015, Ref. RB(a)(d)	4.00%	07/01/2023	40	40,090

				210,955

California-21.01%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare), Series 2014 A, RB	5.00%	08/01/2043	500	501,195
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.25%	12/01/2025	65	66,125
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.00%	12/01/2032	50	50,732
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.00%	12/01/2033	200	202,704
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB(a)(d)	5.00%	04/01/2023	95	95,142
Bay Area Toll Authority (San Francisco Bay Area), Series 2013 S-4, RB(a)(d)	5.00%	04/01/2023	255	255,392
Bay Area Toll Authority (San Francisco Bay Area), Series 2013 S-4, RB(a)(d)	5.25%	04/01/2023	250	250,434
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 A, Ref. RB	5.00%	04/01/2023	35	35,051
California (State of), Series 2013, GO Bonds	5.25%	09/01/2029	1,000	1,010,952
California (State of), Series 2013, GO Bonds	5.00%	11/01/2029	1,000	1,012,905
California (State of), Series 2013, GO Bonds	5.00%	11/01/2030	500	506,155
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	105	105,905
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	91,334
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	1,600	1,613,903
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2033	55	55,462
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	155,219
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	80,868
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	101,606
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	152,510
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2030	50	50,692
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	100,774
California (State of), Series 2016, GO Bonds	5.00%	09/01/2023	105	105,980
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2023	125	126,166
California (State of), Series 2017, GO Bonds	4.00%	11/01/2023	1,195	1,202,006
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	135	135,209
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	111,361
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2023	1,000	1,010,856
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	507,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2023	$245	$248,644
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2023	25	25,372
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(a)(d)	5.00%	10/01/2023	35	35,374
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	500	500,077
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2023	445	450,762
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB(a)(d)	5.00%	07/01/2023	10	10,059
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB	5.00%	07/01/2026	40	40,121
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2013 A, RB(a)(d)	5.00%	08/15/2023	75	75,660
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2023	170	171,928
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	550	553,554
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2016 B, Ref. RB	5.00%	07/01/2023	45	45,202
California (State of) Public Works Board (Department of State Hospitals - Coalinga State Hospital), Series 2013 E, RB	5.00%	06/01/2027	100	100,531
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(a)(d)	5.00%	03/01/2023	100	100,000
California (State of) Public Works Board (Various California State University), Series 2013 H, RB(a)(d)	5.00%	09/01/2023	100	100,968
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.25%	11/01/2027	65	66,048
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.00%	11/01/2038	190	191,926
California State University, Series 2013 A, RB(a)(d)	5.00%	11/01/2023	60	60,770
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	105	106,383
Chabot-Las Positas Community College District, Series 2013, Ref. GO Bonds(a)(d)	5.00%	08/01/2023	1,350	1,360,837
Coast Community College District, Series 2013 A, Ref. GO Bonds	5.00%	08/01/2023	35	35,271
Desert Community College District (Riverside & Imperial) (Election of 2016), Series 2018, GO Bonds(a)(d)	5.00%	08/01/2023	100	100,803
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2023	145	145,705
East Side Union High School District (Election of 2016), Series 2021 C, GO Bonds	3.00%	08/01/2023	325	324,896
Grossmont-Cuyamaca Community College District, Series 2018, Ref. GO Bonds	5.00%	08/01/2023	125	125,998
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	565	568,217
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2032	375	377,048
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB(c)	1.53%	07/01/2034	5,000	5,000,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	100	100,649
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2023	170	170,814
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(a)(d)	4.00%	08/01/2023	50	50,197
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	100,666
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2023	500	503,328
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	186,231
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2023	125	125,425
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2023	265	266,764
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.00%	07/01/2023	225	223,794
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2023	30	30,387
Pajaro Valley Unified School District (Election of 2012), Series 2013 A, GO Bonds	4.25%	08/01/2047	500	495,607
Regents of the University of California Medical Center, Series 2013 J, RB(a)(d)	5.00%	05/15/2023	500	501,846
Sacramento (City of), CA, Series 2013, RB(a)(d)	5.00%	09/01/2023	1,305	1,317,629
Sacramento (City of), CA Municipal Utility District, Series 2013 A, RB	5.00%	08/15/2041	75	75,504
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2023	1,000	1,009,022
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2023	1,000	1,007,324
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2023	80	80,896
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(a)(d)	4.00%	08/01/2023	100	100,436
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(a)(d)	5.00%	08/01/2023	1,170	1,179,876
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	30,243
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	100,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(a)(d)	5.00%	08/01/2023	$80	$80,642
San Diego Unified School District, Series 2014 R-3, Ref. GO Bonds	5.00%	07/01/2023	100	100,679
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(b).	5.50%	07/01/2023	165	166,389
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	5.00%	07/01/2023	3,000	3,020,366
San Francisco (City & County of), CA, Series 2015, COP	4.00%	04/01/2045	95	91,120
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB(a)	5.00%	05/01/2023	45	45,138
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	45	45,593
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	100	100,529
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	100	100,476
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	500	502,380
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2023	730	735,467
San Jose Unified School District (Election of 2012), Series 2013 A, GO Bonds(a)(d)	3.80%	08/01/2023	85	85,256
Sanger Unified School District (Capital), Series 2022, Ref. COP, (INS - AGM)(b)	5.00%	06/01/2052	100	100,071
Tehachapi Valley Healthcare District (Elecion of 2009), Series 2013, GO Bonds(a)(d)	5.00%	11/01/2023	100	101,152
University of California, Series 2013 AF, RB(a)(d)	5.00%	05/15/2023	90	90,351
University of California, Series 2013 AF, RB(a)(d)	5.00%	05/15/2023	110	110,429
University of California, Series 2013 AF, RB(a)(d)	5.00%	05/15/2023	80	80,312
University of California, Series 2013 AI, RB(a)(d)	5.00%	05/15/2023	525	526,938
University of California, Series 2013 AI, RB(a)(d)	5.00%	05/15/2023	500	501,846
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2023	175	175,700
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2023	100	100,774
William S. Hart Union High School District (Election of 2008), Series 2013 C, GO Bonds	3.50%	08/01/2038	150	142,206

				35,277,006

Colorado-0.97%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2022, Ref. GO Bonds	5.00%	12/01/2023	25	25,320
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	185,127
Arapahoe County School District No. 6 Littleton, Series 2013, GO Bonds	4.50%	12/01/2037	110	110,680
Board of Governors of Colorado State University System, Series 2013 E, RB(a)(d)	5.00%	03/01/2023	35	35,000
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2023	575	583,184
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	35,139
Colorado (State of) Regional Transportation District, Series 2014 A, COP(a)(d)	5.00%	06/01/2023	275	276,158
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2023	25	25,306
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,067
Denver (City & County of), CO (Governmental), Series 2020 A-2, Ref. RB.	5.00%	11/15/2023	290	293,431
Denver City & County School District No. 1, Series 2005 A, Ref. GO Bonds, (INS - NATL)(b)	5.50%	12/01/2023	50	50,878

				1,625,290

Connecticut-3.75%
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	101,189
Connecticut (State of), Series 2013 A, RB	5.00%	10/01/2026	500	505,295
Connecticut (State of), Series 2013 E, GO Bonds	5.00%	08/15/2031	650	655,035
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2023	20	20,182
Connecticut (State of), Series 2014 D, GO Bonds	5.00%	06/15/2023	3,300	3,317,548
Connecticut (State of), Series 2014 E, GO Bonds	5.00%	09/01/2023	25	25,233
Connecticut (State of), Series 2014 H, Ref. GO Bonds	5.00%	11/15/2023	1,000	1,013,089
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2023	120	120,904
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	10,007
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2023	25	25,251
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2023	500	505,022

				6,298,755

District of Columbia-0.26%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2026	50	50,244
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	105	105,466
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	20,087
District of Columbia (Association of American Medical Colleges), Series 2011 A, RB(a)(d)	4.00%	10/01/2023	105	105,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia Water & Sewer Authority, Series 1998, RB, (INS - AGM)(b)	5.50%	10/01/2023	$15	$15,206
District of Columbia Water & Sewer Authority, Series 2013 A, RB(a)(d)	5.00%	10/01/2023	140	141,479

				438,023

Florida-5.07%
Davie (Town of), FL (Nova Southeastern University), Series 2013 A, RB(a)(d)	6.00%	04/01/2023	1,020	1,022,303
Deltona (City of), FL, Series 2013, Ref. RB(a)(d)	5.13%	10/01/2023	500	505,496
Florida (State of), Series 2000 D, Ref. GO Bonds	6.00%	06/01/2023	195	196,398
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2023	50	50,290
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	196,104
Florida (State of) Department of Management Services, Series 2017 A, Ref. RB	5.00%	09/01/2023	70	70,636
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2023	100	101,205
Florida (State of) Department of Transportation, Series 2013 A, Ref. RB	5.00%	07/01/2023	175	176,083
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2013 A, Ref. RB(a)(d)	4.00%	10/01/2023	585	587,342
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	505,082
Lee (County of), FL, Series 2013, RB	4.00%	10/01/2043	450	422,464
Miami (City of) & Dade (County of), FL School Board, Series 2013 A, COP(a)(d)	5.00%	05/01/2023	100	100,236
Miami-Dade (County of), FL, Series 2013 A, RB(a)(d)	5.50%	10/01/2023	270	273,701
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(a)(d)	4.13%	10/01/2023	45	45,264
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(a)(d)	5.00%	10/01/2023	45	45,488
Orange (County of), FL Convention Center, Series 2010, Ref. RB	5.00%	10/01/2023	30	30,234
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities), Series 2016, Ref. RB(a)	5.00%	08/01/2047	3,975	4,112,530
Reedy Creek Improvement District, Series 2013 A, GO Bonds(a)(d)	5.25%	06/01/2023	25	25,130
Volusia (County of), FL School Board, Series 2019, COP	5.00%	08/01/2023	50	50,356

				8,516,342

Georgia-0.39%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	65,809
Clayton (County of), GA Water Authority, Series 2012, Ref. RB	5.00%	05/01/2023	25	25,036
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2023	35	35,333
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	50,310
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	485	486,897

				663,385

Guam-0.07%
Guam (Territory of) Waterworks Authority, Series 2013, RB(a)(d)	5.50%	07/01/2023	110	110,801

Hawaii-0.24%
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2023	400	404,250

Illinois-4.59%
Chicago (City of), IL (O’Hare International Airport), Series 2013, RB	5.75%	01/01/2043	3,750	3,801,880
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	50,654
Chicago (City of), IL Midway International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	35	35,039
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2017, Ref. RB	5.00%	06/01/2023	125	125,380
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2023	20	20,192
Cook County Community College District No. 508 (City Colleges of Chicago), Series 2013, GO Bonds	5.25%	12/01/2043	135	135,083
Illinois (State of), Series 2012, Ref. GO Bonds	5.00%	08/01/2023	700	703,154
Illinois (State of), Series 2013 A, GO Bonds	5.00%	04/01/2038	600	600,221
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	251,140
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	100,446
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2030	465	466,996
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	145,488
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2023	80	80,138
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2023	30	30,079
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	176,267
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2023	10	10,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Memorial Health System), Series 2014 A, RB(a)(d)	5.25%	07/01/2023	$500	$503,154
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2023	125	126,307
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2029	25	25,044
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2034	200	200,281
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2038	15	15,013
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	55,212
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2023	45	45,000

				7,702,225

Indiana-0.35%
Indiana (State of) Finance Authority (Community Health Network), Series 2012 A, RB(a)(d)	5.00%	05/01/2023	50	50,151
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2023	150	151,975
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB.	4.00%	08/15/2044	400	381,633

				583,759

Iowa-0.10%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	30,125
Iowa (State of) Finance Authority (Genesis Health System), Series 2013, RB(a)(d)	5.00%	07/01/2023	25	25,146
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	110,851

				166,122

Kansas-0.48%
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB(a)(d)	5.00%	05/01/2023	80	80,242
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB(a)(d)	5.00%	05/01/2023	30	30,091
Kansas (State of) Development Finance Authority, Series 2015 G, RB(a)(d)	5.00%	04/01/2023	500	500,740
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2023	200	200,996

				812,069

Kentucky-2.08%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2013 A, RB	5.25%	09/01/2023	180	181,722
Kentucky (Commonwealth of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2023	70	70,584
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RB	5.00%	11/01/2023	570	576,302
Kentucky (Commonwealth of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	130	130,845
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	55,039
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2036	500	500,033
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 B, Ref. RB	4.00%	05/15/2038	2,000	1,971,313
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 C, RB(a)(d)	4.50%	05/15/2023	15	15,041

				3,500,879

Louisiana-0.56%
Louisiana (State of), Series 2013 A, GO Bonds(a)(d)	4.00%	05/15/2023	25	25,039
Louisiana (State of) Public Facilities Authority (CLECO Power LLC), Series 2008 B, RB	4.25%	12/01/2038	250	234,107
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2023	125	125,520
Louisiana (State of) Stadium & Exposition District, Series 2013 A, Ref. RB	5.00%	07/01/2028	300	300,934
Louisiana State University & Agricultural & Mechanical College Board of Supervisors, Series 2013, RB(a)(d)	5.00%	07/01/2023	95	95,585
Terrebonne Levee & Conservation District, Series 2013, RB(a)(d)	5.00%	07/01/2023	165	165,906

				947,091

Maine-0.12%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group), Series 2013, RB(a)(d)	5.00%	07/01/2023	200	201,099

Maryland-3.65%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	501,831
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,007,738
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds.	5.00%	08/01/2023	3,000	3,023,212
Maryland (State of) Department of Transportation, Series 2016, RB	5.00%	11/01/2023	35	35,422
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2023	80	80,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	$150	$150,442
Maryland (State of) Department of Transportation (Third Issue), Series 2015, RB	5.00%	12/15/2023	140	141,992
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2013 C, RB(a)(d)	5.00%	05/15/2023	500	501,774
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2013 C, RB(a)(d)	5.00%	05/15/2023	120	120,426
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2013 B, RB	4.00%	08/15/2038	320	313,465
Montgomery (County of), MD, Series 2015 B, GO Bonds	5.00%	12/01/2023	110	111,513
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	145	146,775

				6,134,925

Massachusetts-2.51%
Massachusetts (Commonwealth of), Series 2013 B, Ref. GO Bonds	5.00%	08/01/2023	75	75,599
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	300,938
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	130,826
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	30	30,331
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2029	50	50,160
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	100,291
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	25,159
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2023	1,000	1,003,128
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2023	2,000	1,998,527
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2023	85	85,504
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2023	115	115,775
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2023	45	45,348
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2038	200	201,234
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2043	50	50,236

				4,213,056

Michigan-0.57%
Livonia Public Schools, Series 2013 I, GO Bonds(a)(d)	5.00%	05/01/2023	105	105,301
Michigan (State of) (Environmental Program), Series 2016 A, GO Bonds	5.00%	12/01/2023	40	40,556
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2023	175	175,101
Michigan (State of) Building Authority (Facilities Program), Series 2013 1-A, Ref. RB	5.00%	10/15/2029	50	50,629
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	215	215,442
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2023	40	40,051
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)	5.00%	08/01/2023	200	201,465
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2023	35	35,461
Western Michigan University, Series 2013, Ref. RB(a)(d)	5.00%	11/15/2023	65	65,851
Western Michigan University, Series 2013, Ref. RB(a)(d)	5.25%	11/15/2023	25	25,370

				955,227

Minnesota-0.43%
Minnesota (State of), Series 2013 F, Ref. GO Bonds	5.00%	10/01/2023	40	40,455
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2023	100	100,811
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2023	50	50,405
Minnesota (State of), Series 2020 D, Ref. GO Bonds	5.00%	08/01/2023	500	504,055
Minnesota (State of) Public Facilities Authority, Series 2010 A, RB	5.00%	03/01/2023	20	20,000

				715,726

Mississippi-0.63%
Mississippi (State of), Series 2013 B, GO Bonds(a)(d)	5.00%	12/01/2023	1,000	1,013,905
Mississippi (State of) Development Bank (City of Jackson, Mississippi Capital City Convention Center), Series 2013 A, Ref. RB	3.25%	03/01/2036	50	42,919

				1,056,824

Missouri-0.37%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	35,370
Metropolitan St. Louis Sewer District, Series 2013 B, RB(a)(d)	5.00%	05/01/2023	225	225,681
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	65	65,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2013 A, RB	5.00%	11/15/2048	$225	$217,799
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2023	75	75,565

				620,106

Nevada-0.34%
Clark (County of), NV Department of Aviation, Series 2019 A, Ref. RB	5.00%	07/01/2023	200	201,132
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	50,244
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	60,293
Clark County School District, Series 2017 C, Ref. GO Bonds	5.00%	06/15/2023	100	100,489
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	75	75,335
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	30	30,134
Nevada (State of), Series 2014, RB	5.00%	12/01/2023	25	25,338
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2023	25	25,036

				568,001

New Jersey-2.90%
Essex (County of), NJ Improvement Authority, Series 2017, Ref. RB	2.00%	12/15/2023	35	34,538
New Jersey (State of), Series 2013, GO Bonds(a)(d)	4.00%	06/01/2023	265	265,570
New Jersey (State of), Series 2013, GO Bonds	5.00%	06/01/2023	30	30,128
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2023	10	10,043
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)(d)	4.00%	03/01/2023	45	45,000
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	175	175,000
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)(d)	5.00%	03/01/2023	70	70,000
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)(d)	5.00%	03/01/2023	260	260,000
New Jersey (State of) Economic Development Authority, Series 2013, Ref. RB(a)(d)	5.00%	03/01/2023	225	225,000
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(a)(d)	5.00%	06/15/2023	150	150,798
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	181,120
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(b)	5.25%	12/15/2023	55	55,734
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	152,290
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2023	315	318,599
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.25%	12/15/2023	325	329,337
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2023	75	75,312
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2029	100	100,473
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.25%	06/15/2033	1,500	1,507,441
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2036	500	501,170
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2023	15	15,063
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(a)(d)	4.00%	05/01/2023	50	50,071
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(a)(d)	5.00%	05/01/2023	150	150,454
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(a)(d)	5.00%	05/01/2023	30	30,091
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(a)(d)	5.00%	05/01/2023	30	30,091
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	100,123

				4,863,446

New Mexico-0.79%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2023	25	25,153
Albuquerque (City of), NM, Series 2014 A, Ref. RB(a)(d)	4.00%	07/01/2023	30	30,087
New Mexico (State of), Series 2017 B, Ref. GO Bonds	5.00%	03/01/2023	25	25,000
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2023	1,000	1,005,030
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2023	55	55,329
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2023	180	180,493

				1,321,092

New York-15.66%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	405,268
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2026	85	86,119
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2013 A, RB	5.00%	05/01/2027	60	60,157
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2023	150	150,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	$485	$482,019
Metropolitan Transportation Authority, Series 2013 B, RB	5.00%	11/15/2038	295	294,156
Metropolitan Transportation Authority, Series 2013 D, RB	4.75%	11/15/2039	200	196,284
Metropolitan Transportation Authority, Series 2013 E, RB(a)(d)	5.00%	11/15/2023	150	151,964
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2033	500	501,670
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2038	265	264,242
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	100,870
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2023	155	156,349
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2023	1,000	1,008,673
Monroe County Industrial Development Corp. (University of Rochester), Series 2013 A, RB(a)(d)	5.00%	07/01/2023	20	20,123
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	460	451,957
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	40	40,404
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2025	215	217,910
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2030	50	50,662
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	06/01/2033	10	10,131
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2034	500	504,953
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	50	50,147
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2023	100	100,614
New York (City of), NY, Series 2012 B, GO Bonds	5.00%	08/01/2024	25	25,037
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	100,147
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2023	1,000	1,007,696
New York (City of), NY, Series 2013 J, GO Bonds	5.00%	08/01/2023	400	403,078
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2023	225	226,732
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2023	50	50,385
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	448,425
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2023	390	393,001
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	70,253
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2023	95	95,731
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2023	85	85,654
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2023	200	201,539
New York (City of), NY, Subseries 2013 A-1, GO Bonds	5.00%	08/01/2036	1,000	1,005,509
New York (City of), NY, Subseries 2013 F-1, GO Bonds	3.50%	03/01/2038	180	168,306
New York (City of), NY Municipal Water Finance Authority, Series 2013 CC, RB	5.00%	06/15/2047	500	501,337
New York (City of), NY Municipal Water Finance Authority, Series 2013 DD, RB	3.50%	06/15/2034	160	160,021
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	50	50,134
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	330	334,542
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB(a)	5.00%	06/15/2023	125	125,665
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2025	100	101,376
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD, RB	5.00%	06/15/2025	100	101,376
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	4.25%	11/01/2033	75	75,637
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	5.00%	11/01/2042	200	200,966
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	278,549
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB	5.00%	08/01/2023	200	201,614
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2023	1,435	1,453,518
New York (City of), NY Transitional Finance Authority, Subseries 2013 F-1, RB(a)(d)	5.00%	03/30/2023	200	200,278
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2023	150	151,936
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2023	105	105,847
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2023	100	100,641
New York (State of) Dormitory Authority, Series 2005 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.50%	05/15/2023	1,000	1,004,690
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(d)	5.00%	03/15/2023	85	85,058
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(d)	5.00%	07/01/2023	5	5,031
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	200,144
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2023	35	35,024
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	65,047
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	07/01/2023	125	125,749
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)	5.00%	03/15/2023	1,635	1,636,083
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	3.25%	03/15/2035	350	336,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	$25	$25,114
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	55,039
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2023	45	45,270
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2023	235	237,565
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2023	160	161,746
New York (State of) Dormitory Authority (Group A), Series 2016 A, RB	5.00%	03/15/2023	50	50,036
New York (State of) Dormitory Authority (St. Johns University), Series 2013 A, RB	5.00%	07/01/2044	250	250,400
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	106,355
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2028	100	101,306
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	550	557,270
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2030	1,690	1,712,074
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2031	165	167,155
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2033	30	30,378
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2041	360	363,750
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2025	100	101,259
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2026	50	50,253
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2027	100	100,506
New York State Urban Development Corp., Series 2013 A-1, RB(a)(d)	5.00%	03/15/2023	25	25,017
New York State Urban Development Corp., Series 2013 A-1, RB(a)(d)	5.00%	03/15/2023	10	10,007
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2029	45	45,051
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2030	170	170,194
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2031	80	80,078
New York State Urban Development Corp., Series 2013 C, RB(a)(d)	5.00%	03/15/2023	200	200,132
New York State Urban Development Corp., Series 2013 C, RB(a)(d)	5.00%	03/15/2023	1,100	1,100,729
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	850	851,252
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2031	40	40,059
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2033	500	500,724
New York State Urban Development Corp., Series 2013 D, RB	5.00%	03/15/2023	50	50,036
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2030	265	265,303
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	200,194
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2023	35	35,025
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2023	100	100,072
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	4.00%	10/15/2023	125	125,686
Suffolk (County of), NY Water Authority, Series 2012 A, RB	3.75%	06/01/2036	250	250,038
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,006
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB(a)(d)	5.00%	05/15/2023	270	270,958
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB(a)(d)	5.00%	05/15/2023	430	431,526
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2023	105	105,365
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2024	95	95,327

				26,302,071

North Carolina-2.30%
North Carolina (State of), Series 2013 C, Ref. GO Bonds	4.00%	05/01/2023	2,000	2,003,027
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2023	315	315,943
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	100,474
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2023	90	90,000
North Carolina (State of) Medical Care Commission (United Methodist Retirement), Series 2017 A, Ref. RB(a)(d)	5.00%	10/01/2023	1,000	1,039,732
North Carolina State University at Raleigh, Series 2013 A, RB(a)(d)	5.00%	10/01/2023	90	90,951
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy), Series 2013, Ref. RB	4.00%	06/01/2041	225	220,213

				3,860,340

Ohio-2.12%
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2023	10	10,156
Cleveland (City of), OH, Series 2015, RB(a)(d)	5.00%	10/01/2023	15	15,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cleveland Heights & University Heights City School District, Series 2014, GO Bonds(a)(d)	4.50%	06/01/2023	$250	$250,842
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	20	20,123
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	25	25,154
Columbus (City of), OH, Series 2013-1, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	170	171,047
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2023	125	125,096
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	10,132
Highland Local School District (Medina & Summit Counties), Series 2018 A, GO Bonds(a)(d)	5.25%	06/01/2023	500	502,597
Montgomery (County of), OH (Catholic Health Initiatives), Series 2009, RB(a)(d)	5.25%	11/13/2023	375	378,965
Northeast Ohio Regional Sewer District, Series 2013, RB(a)(d)	5.00%	05/15/2023	100	100,355
Northeast Ohio Regional Sewer District, Series 2013, RB(a)(d)	5.00%	05/15/2023	75	75,266
Northwest Local School District, Series 2015, GO Bonds	4.00%	12/01/2050	500	460,674
Ohio (State of), Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	10	10,078
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	25,235
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	186,735
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	900	909,087
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2023	50	50,684
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	116,574
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2016, Ref. RB(a)	5.00%	12/01/2023	100	101,353
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	20,286

				3,565,602

Oklahoma-0.66%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	40,143
Oklahoma (County of), OK Independent School District No. 89, Series 2020 A, GO Bonds	2.50%	07/01/2023	1,025	1,020,620
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2023	40	40,220

				1,100,983

Oregon-0.14%
Oregon (State of) Department of Transportation, Series 2013 A, RB(a)(d)	5.00%	11/15/2023	75	75,982
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	20,249
Oregon (State of) Lottery, Series 2015 C, Ref. RB	5.00%	04/01/2023	25	25,036
Portland (City of), OR, Series 2016 B, Ref. RB	5.00%	06/15/2023	120	120,611

				241,878

Pennsylvania-3.02%
Lehigh (County of), PA Authority, Series 2013 A, RB	5.00%	12/01/2043	195	188,301
Lehigh (County of), PA Authority, Series 2013 A, RB	5.13%	12/01/2047	120	115,713
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2013 A, Ref. RB(a)(d)	5.00%	11/01/2023	60	60,742
Pennsylvania (Commonwealth of), First Series 2012, Ref. GO Bonds	4.00%	07/01/2023	1,000	1,003,233
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(a)(d)	5.00%	04/01/2023	125	125,180
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(a)(d)	5.00%	04/01/2023	65	65,094
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2023	100	100,070
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2023	195	196,742
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	237,423
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2023	30	30,356
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2027	25	25,312
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2023	1,000	1,007,264
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2023	250	251,800
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	10	10,085
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	50	50,424
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	1,000	1,008,481
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(d)	5.00%	08/15/2023	590	595,004

				5,071,224

South Carolina-1.38%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB(a)(d)	5.00%	12/01/2023	45	45,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB	5.00%	12/01/2026	$825	$837,532
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB	4.00%	12/01/2028	525	528,226
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2023	70	70,000
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	680	676,322
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.50%	12/01/2053	20	20,109
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 A, RB	5.00%	12/01/2038	100	100,400
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 S, Ref. RB	5.13%	12/01/2043	30	30,098
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	15,151

				2,323,464

South Dakota-0.10%
South Dakota (State of) Building Authority, Series 2013 B, RB(a)(d)	5.00%	06/01/2023	35	35,161
South Dakota (State of) Building Authority, Series 2013 B, RB(a)(d)	5.00%	06/01/2023	125	125,573

				160,734

Tennessee-0.80%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2033	100	100,219
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	50	50,635
Memphis (City of), TN, Series 2020, Ref. GO Bonds	5.00%	05/01/2023	30	30,093
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, RB(a)(d)	4.00%	07/01/2023	20	20,058
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds(a)(d)	5.00%	07/01/2023	25	25,154
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2023	1,000	1,005,925
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2023	100	100,593
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2023	15	15,181

				1,347,858

Texas-7.55%
Bexar (County of), TX, Series 2013 A, Ctfs. of Obligation(a)(d)	4.00%	06/15/2023	280	280,628
Bexar (County of), TX, Series 2013 A, Ctfs. of Obligation(a)(d)	4.00%	06/15/2023	280	280,628
Bexar (County of), TX, Series 2013 C, Ctfs. of Obligation(a)(d)	5.00%	06/15/2023	400	402,023
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	201,651
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	25,206
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 D, Ref. RB	5.00%	11/01/2033	35	35,376
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 F, Ref. RB	5.25%	11/01/2033	270	273,340
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2023	65	65,710
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	145	146,532
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	25,209
El Paso (County of), TX Hospital District, Series 2013, Ctfs. Of Obligation	5.00%	08/15/2043	435	436,462
Grand Parkway Transportation Corp., Series 2013 B, RB(a)(d)	5.00%	10/01/2023	280	282,975
Guadalupe-Blanco River Authority (Western Canyon Regional Water Supply), Series 2013 A, Ref. RB(a)(d)	5.00%	04/15/2023	130	130,256
Harris (County of), TX Flood Control District, Series 2019 A, Ref. RB	5.00%	10/01/2023	1,000	1,010,856
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(a)(d)	5.00%	12/01/2023	100	101,361
Houston (City of), TX, Series 2013 A, Ref. GO Bonds(a)(d)	5.00%	03/01/2023	55	55,000
Houston (City of), TX, Series 2014 A, Ref. GO Bonds	5.00%	03/01/2023	25	25,000
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	185,000
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	500	500,566
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2023	605	607,184
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2023	130	130,469
North Texas Tollway Authority, Series 2017 A, RB	5.00%	01/01/2026	5	5,006
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2023	150	151,046
Red River Education Finance Corp. (Texas Christian University), Series 2013, RB(a)(d)	5.00%	03/15/2023	100	100,063
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(a)(d)	5.00%	08/01/2023	90	90,644
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System), Series 2013 A, RB(a)(d)	4.00%	05/15/2023	25	25,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2013, RB(a)(d)	5.50%	09/01/2023	$3,915	$3,960,342
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2013, RB(a)(d)	5.00%	10/01/2023	1,000	1,010,048
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(d)	4.00%	08/15/2023	130	130,500
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(d)	5.00%	08/15/2023	725	731,018
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(d)	5.00%	08/15/2023	1,000	1,008,301
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	136,403
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2023	75	75,555
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	30,065
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2023	25	25,017

				12,680,479

Utah-0.31%
University of Utah (The), Series 2013 A, RB(a)(d)	5.00%	08/01/2023	215	216,664
Utah (County of), UT (IHC Health Services, Inc.), Series 2016, Ref. RB	5.00%	05/15/2023	45	45,145
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2023	265	266,702

				528,511

Virginia-3.27%
Chesapeake Bay Bridge & Tunnel District, Series 2019, RAN	5.00%	11/01/2023	100	100,954
Henry (County of), VA Industrial Development Authority, Series 2019, RB	2.00%	11/01/2023	1,600	1,581,001
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	5.00%	07/15/2023	60	60,416
University of Virginia, Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	500	502,293
University of Virginia, Series 2013 A, Ref. RB(a)(d)	5.00%	06/01/2023	3,000	3,013,758
Virginia (Commonwealth of) College Building Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2023	35	35,327
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2023	45	45,348
Virginia (Commonwealth of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,007
Virginia (Commonwealth of) Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	141,083

				5,485,187

Washington-3.00%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	300	301,648
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2023	400	402,198
King (County of), WA, Series 2016 B, Ref. RB(a)(d)	5.00%	07/01/2023	15	15,085
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2023	40	40,553
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2023	120	120,363
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	475	460,193
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2027	25	25,195
Washington (State of), Series 2013 E, GO Bonds	4.00%	02/01/2043	500	491,641
Washington (State of), Series 2013 R, Ref. GO Bonds	5.00%	07/01/2025	775	779,772
Washington (State of), Series 2013, Ref. GO Bonds	4.00%	07/01/2026	1,000	1,002,662
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	125	125,778
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2023	60	60,373
Washington (State of), Series 2021 R, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,007,820
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	201,491

				5,034,772

West Virginia-0.69%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	145	146,317
West Virginia (State of) Hospital Finance Authority (United Health System Obligated Group), Series 2013 A, Ref. RB(a)(d)	5.50%	06/01/2023	1,000	1,005,428

				1,151,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.70%
University of Wisconsin Hospitals & Clinics, Series 2013 A, RB(a)(d)	5.00%	04/01/2023	$20	$20,026
Wisconsin (State of), Series 2013 1, Ref. GO Bonds	5.00%	05/01/2023	25	25,078
Wisconsin (State of), Series 2013, Ref. GO Bonds(a)	5.00%	05/01/2024	30	30,091
Wisconsin (State of), Series 2015 A, GO Bonds(a)(d)	5.00%	05/01/2023	50	50,151
Wisconsin (State of), Series 2016 B, GO Bonds	4.00%	05/01/2023	40	40,060
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2023	1,285	1,301,328
Wisconsin (State of), Series 2018 A, GO Bonds(a)(d)	5.00%	05/01/2023	30	30,091
Wisconsin (State of), Series 2018 A, GO Bonds(a)	5.00%	05/01/2024	100	100,303
Wisconsin (State of) Department of Transportation, Series 2013-1, RB(a)(d)	5.00%	07/01/2023	65	65,400
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2013 A, RB(a)(d)	4.50%	11/15/2023	75	75,567
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2013, RB	4.00%	08/15/2038	105	104,035
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.), Series 2018 A, RB(a)(d)	5.00%	09/15/2023	1,000	1,009,245

				2,851,375

TOTAL INVESTMENTS IN SECURITIES(e)-99.15% (Cost $167,375,276)				166,480,765
OTHER ASSETS LESS LIABILITIES-0.85%				1,429,169

NET ASSETS-100.00%				$167,909,934

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAN	-Revenue Anticipation Notes
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	28.00

Health, Hospital, Nursing Home Revenue	11.79

Miscellaneous Revenue	7.67

Electric Power Revenue	6.35

Income Tax Revenue	6.17

Lease Revenue	5.89

College & University Revenue	5.28

Water Revenue	5.02

Port, Airport & Marina Revenue	3.68

Revenue Types Each Less Than 3%	19.30

Other Assets Less Liabilities	0.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.59%
Alabama-1.22%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2015, RB(a)(b)	3.00%	09/01/2024	$400	$398,656
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	450	462,737
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	900	925,474
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2024	45	45,676
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	102,555
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	30,809
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2024	100	101,891

				2,067,798

Alaska-0.60%
North Slope (Borough of), AK, Series 2020 A, GO Bonds	5.00%	06/30/2024	1,000	1,023,327

Arizona-1.63%
Arizona (State of) Department of Transportation, Series 2015, Ref. RB	5.00%	07/01/2032	255	260,726
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2029	500	515,345
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2018, RB	5.00%	07/01/2024	1,000	1,023,770
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	153,743
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	19,968
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	145,092
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	513,335
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	41,072
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	102,496

				2,775,547

Arkansas-0.36%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	96,487
Pulaski (County of), AR Public Facilities Board, Series 2014, RB(a)(b)	5.00%	12/01/2024	500	515,352

				611,839

California-18.90%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	05/01/2024	175	178,937
Anaheim Union High School District, Series 2015, GO Bonds	4.00%	08/01/2040	60	59,461
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	51,042
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	51,529
California (State of), Series 2014, GO Bonds	5.00%	05/01/2024	560	572,145
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	102,995
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	228,246
California (State of), Series 2014, GO Bonds	5.00%	05/01/2032	1,000	1,019,844
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	1,595	1,629,870
California (State of), Series 2014, GO Bonds	5.00%	05/01/2044	100	101,343
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	500	507,213
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2026	350	361,813
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2031	85	87,267
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2033	1,260	1,292,235
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2034	15	15,384
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	128,538
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	280	285,180
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	75	77,123
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2024	85	87,263
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	41,264
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	102,995
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	126,829
California (State of), Series 2019, GO Bonds	5.00%	10/01/2033	125	127,230
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	35,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	$500	$510,042
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	735	748,347
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	500	508,599
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2037	500	508,173
California (State of), Series 2020, GO Bonds	5.00%	11/01/2024	900	928,449
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	25,463
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	628,268
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	139,494
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2024	280	287,453
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	1,100	1,136,043
California (State of) Department of Water Resources, Series 2014 A, RB(a)(b)	5.00%	12/01/2024	195	201,728
California (State of) Department of Water Resources, Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	103,450
California (State of) Department of Water Resources, Series 2014 AS, RB	5.00%	12/01/2024	35	36,244
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	2,000	2,069,004
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	41,380
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB.	5.00%	11/15/2024	120	123,847
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,332
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	87,397
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2024	100	103,245
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	71,584
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	77,340
California (State of) Public Works Board (Department of State Hospitals - Coalinga State Hospital), Series 2013 E, RB	5.00%	06/01/2024	125	125,603
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	102,934
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2031	1,000	1,026,677
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	102,638
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2034	115	117,830
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	101,404
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	102,152
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	351,106
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	11/01/2024	1,000	1,030,294
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	101,294
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	250	258,191
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	30	30,983
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	60	61,966
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	51,679
Contra Costa (County of), CA Transportation Authority, Series 2015 A, Ref. RB	5.00%	03/01/2024	25	25,482
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	185,588
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2024	375	384,252
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	50	51,251
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	1,040	1,066,021
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	138,726
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	100,987
Kern Community College District, Series 2022 D, GO Bonds	5.00%	08/01/2024	15	15,427
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2024	30	30,197
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2039	165	167,863
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	238,252
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	600	614,183
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	125	127,104
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	202,664
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,123
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	41,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	$200	$203,308
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	25,360
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	20,569
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	51,408
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	41,126
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	128,520
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	190	195,351
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	225	231,336
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	205,632
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,142
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2026	90	92,531
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2028	100	102,377
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2029	10	10,238
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2030	250	255,943
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	25,657
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2026	450	462,656
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	205,255
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB.	2.25%	07/01/2024	1,000	984,605
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	150	153,819
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB.	5.00%	07/01/2024	175	179,436
Natomas Unified School District (Election of 2014), Series 2015, GO Bonds	4.00%	08/01/2040	100	99,101
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB	5.00%	02/01/2035	1,000	1,022,294
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	4.00%	10/15/2024	500	507,648
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	5.00%	10/15/2024	500	515,489
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	15,337
San Bernardino (County of), CA (Captial Facilities), Series 1992 B, COP(a)	6.88%	08/01/2024	345	361,329
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2024	180	182,451
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,279
San Diego (County of), CA Regional Transportation Commission, Series 2014 A, RB(a)(b)	5.00%	04/01/2024	50	51,015
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2024	250	256,435
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	25,536
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	31,008
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2024	35	35,901
San Francisco Unified School District, Series 2015 F, GO Bonds	3.50%	06/15/2035	60	59,097
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	20,552
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2024	190	194,925
San Marcos Unified School District (Election of 2010), Series 2014 C, GO Bonds(a)(b)	5.00%	02/15/2024	25	25,459
Silicon Valley Clean Water, Series 2019 A, RB	3.00%	03/01/2024	495	494,413
Silicon Valley Clean Water (WIFIA Rescue), Series 2021 A, RN	0.25%	03/01/2024	90	85,044
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2032	10	10,223
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	204,098
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	259,051
Southern California Public Power Authority (Windy Point/Windy Flast), Series 2020, Ref. RB	5.00%	07/01/2030	390	395,541
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	55	55,904
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,077
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	35,848
University of California, Series 2014 AM, RB	5.25%	05/15/2044	195	198,718
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	250	251,978
Washington Township Health Care District (Election of 2012), Series 2013 A, GO Bonds	5.00%	08/01/2043	500	503,956
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2024	25	25,665

				32,110,894

Colorado-1.25%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	36,119
Colorado (State of), Series 2013 I, COP(a)(b)	5.00%	03/15/2024	470	478,541
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	41,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	$1,150	$1,165,865
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2024	140	141,874
Colorado (State of) Regional Transportation District, Series 2013 A, Ref. COP.	5.00%	06/01/2024	110	110,402
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	25,734
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	46,498
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	25,780
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	20	20,664
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	31,325

				2,124,130

Connecticut-1.73%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2026	500	509,515
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	101,853
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	77,071
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	91,875
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2024	475	488,483
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2024	10	10,236
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	103,361
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB.	5.00%	07/01/2042	500	503,684
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	204,019
Hartford (County of), CT Metropolitan District (Green Bonds), Series 2014 A, RB(a)(b)	5.00%	11/01/2024	725	747,321
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2024	100	101,521

				2,938,939

District of Columbia-1.17%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	36,220
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	20,469
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	35	35,807
District of Columbia, Series 2014 D, Ref. GO Bonds	5.00%	06/01/2032	400	409,226
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	230,106
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	115	118,441
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	55	56,724
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	1,015	1,035,386
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2024	50	51,219

				1,993,598

Florida-4.09%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	145	134,799
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,000	1,004,726
Brevard (County of), FL Health Facilities Authority (Health First, Inc.), Series 2014, Ref. RB(a)	5.00%	04/01/2033	1,000	1,013,157
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2024	105	107,413
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	102,351
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,024,053
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	169,439
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	66,588
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	500	504,813
Jacksonville (City of), FL, Series 2022 A, Ref. RB	5.00%	10/01/2024	1,000	1,027,295
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	146,607
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,761
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	30,811
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2024	100	102,007
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	99,035
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	405	416,176
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	113,108
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	25,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	$25	$25,284
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	504,461
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	123,463
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	190,338

				6,956,708

Georgia-1.72%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2026	1,150	1,165,617
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	50,762
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2029	45	45,712
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	101,562
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	277,384
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	51,578
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	115	118,654
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	20,572
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,093
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,383
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	70	71,195
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	60	60,932
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	07/01/2024	130	133,261
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2024	15	15,502
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	45	45,699
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2024	320	328,028
Georgia (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,268
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2024	40	40,486
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2024	55	55,939
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2024	175	179,390
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	3.00%	10/01/2043	155	116,026

				2,919,043

Hawaii-0.28%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	200	205,156
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	102,932
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	77,199
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2024	50	51,466
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2024	40	40,605

				477,358

Idaho-0.09%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2014 A, RB	5.00%	03/01/2044	150	150,722

Illinois-4.93%
Chicago (City of), IL, Series 2008 C, Ref. RB	5.00%	01/01/2024	250	252,976
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2044	1,000	1,003,086
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2024	25	25,185
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2024	150	152,131
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2024	60	60,852
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,030,877
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	30,973
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	149,253
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	152,170
Chicago (City of), IL Park District, Series 2013 A, GO Bonds(a)(b)	5.75%	01/01/2024	100	102,154
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	551,101
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	285	289,674
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	145	145,447
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2024	200	201,991
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	50,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	$10	$10,128
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,130
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	212,682
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	101,255
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	20,032
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2024	20	20,199
Illinois (State of), Series 2018 A, GO Bonds	4.00%	05/01/2024	150	150,199
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2024	50	50,525
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	25,578
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	30,694
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	01/01/2024	150	152,156
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,232
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	01/01/2024	20	20,287
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	120	123,462
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	35,944
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2027	1,500	1,538,608
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	41,005
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	230	235,044
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	203,221
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	60,788
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2024	500	506,569
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	90	91,399
University of Illinois, Series 2014 A, RB	5.00%	04/01/2044	500	494,797
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,127

				8,368,561

Indiana-0.69%
Indiana (State of) Finance Authority, Series 2015 A, RB	5.00%	10/01/2040	915	932,038
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,326
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	25,492
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	20,340
Indiana (State of) Finance Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	02/01/2024	100	101,698
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	25,789
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	49,333

				1,165,016

Iowa-0.03%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	56,167

Kansas-0.08%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	45	46,174
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	24,792
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	56,476

				127,442

Kentucky-0.10%
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	25	23,193
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	153,367

				176,560

Louisiana-2.27%
Louisiana (State of), Series 2014 B, Ref. RB(a)(b)	4.00%	05/01/2024	1,000	1,009,206
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Commission), Series 2014, RB(a)(b)	4.38%	02/01/2024	1,050	1,061,967
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2014, RB(a)(b)	5.00%	02/01/2024	70	71,189
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	1,000	1,026,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	$125	$128,353
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,106
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	290	296,760
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	153,312
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	15,499
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,999
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	53,715

				3,852,934

Maine-0.74%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2015, RB(a)(b)	5.00%	07/01/2024	1,000	1,022,981
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	4.00%	07/01/2024	210	212,114
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	20,519

				1,255,614

Maryland-3.32%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	80	81,262
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	45,710
Baltimore (City of), MD (Water), Series 2013 B, Ref. RB(a)(b)	5.00%	01/01/2024	500	507,887
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2024	100	101,778
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	121,563
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	303,320
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,250
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	1,030	1,057,418
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	20,385
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	10,266
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	1,630	1,673,390
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	66,730
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	35,673
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	51,331
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	535,262
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	101,969
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	46,187
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB.	5.00%	10/01/2045	100	101,932
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	41,265
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	180	185,690
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	100	103,161
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,313
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2024	400	410,536

				5,638,278

Massachusetts-2.67%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	205,324
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	29,519
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	46,123
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	180,532
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2031	320	328,606
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2024	1,000	1,024,955
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	515,805
Massachusetts (Commonwealth of) (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	500	507,453
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	10,248
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	102,662
Massachusetts (Commonwealth of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	291,017
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	502,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	$20	$20,599
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	525	537,976
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB(a)(b)	5.00%	02/15/2024	200	203,352
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	25,659

				4,532,090

Michigan-2.36%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2024	135	137,279
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	229,388
Michigan (State of) Finance Authority, Series 2014 H-1, Ref. RB	5.00%	10/01/2039	500	506,013
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	162,786
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	85	87,144
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	35	35,883
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	115	117,900
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	300	307,566
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	154,188
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2027	1,000	1,020,226
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	20,407
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	20,397
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-2, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	830	847,223
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2030	50	50,874
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	30,517
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	20,467
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group), Series 2014 D, Ref. RB(a)(b)	5.00%	03/01/2024	70	71,260
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	86,698
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	101,226

				4,007,442

Minnesota-1.48%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	101,418
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2030	275	278,841
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2026	1,000	1,026,060
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	4.00%	01/01/2024	1,000	1,007,315
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	101,544

				2,515,178

Mississippi-0.01%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	15,449

Missouri-0.90%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	15,449
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	30,767
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	335	313,680
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	4.00%	06/01/2024	190	191,427
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	10	10,196
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	25	25,490
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	590	602,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	$25	$25,648
St. Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	316,514

				1,531,967

Nebraska-0.23%
Nebraska (State of) Public Power District, Series 2021 C, Ref. RB	5.00%	01/01/2024	145	146,977
Omaha (City of), NE Public Power District, Series 2014 AA, Ref. RB	5.00%	02/01/2032	120	121,940
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB(a)(b)	5.00%	08/01/2024	60	61,597
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	9,995
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	45	45,748

				386,257

Nevada-0.70%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	120	122,805
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2024	100	102,298
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	500	512,702
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2033	75	76,769
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	30,665
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	76,663
Las Vegas Valley Water District, Series 2015 B, Ref. GO Bonds	5.00%	12/01/2024	35	36,135
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	30,947
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	95	96,974
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	60	61,362
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	40	41,297

				1,188,617

New Jersey-3.81%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	102,171
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	310	316,729
New Jersey (State of) Economic Development Authority, Series 2012 II, Ref. RB	3.00%	03/01/2024	60	59,649
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2024	125	125,087
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	189,092
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB	5.00%	06/15/2026	75	76,097
New Jersey (State of) Economic Development Authority, Series 2014, RB	5.00%	06/15/2040	150	150,870
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014 A, RB	5.00%	07/01/2044	400	404,331
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2024	500	510,310
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2024	95	97,146
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB(a)(b)	5.00%	01/01/2024	15	15,213
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	238,692
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	1,130	1,151,359
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	25,589
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	101,463
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	800	805,979
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	143,686
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	1,000	1,003,499
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	25,589
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	102,495
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	102,394
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	127,876
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	35,795
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	445	454,788
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	99,951

				6,465,850

New Mexico-0.48%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2024	600	610,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-(continued)
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2024	$115	$117,071
New Mexico (State of) Finance Authority, Series 2014 B-1, Ref. RB	5.00%	06/15/2027	15	15,355
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	25,607
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	50,569

				819,406

New York-16.39%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2024	100	101,304
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	204,314
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2024	100	102,157
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	55	55,464
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	204,359
Metropolitan Transportation Authority, Series 2014 B, RB	5.25%	11/15/2044	1,355	1,355,045
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	102,393
Metropolitan Transportation Authority, Subseries 2014 D-1, RB.	5.25%	11/15/2044	100	100,008
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	15,492
Nassau (County of), NY, Series 2014 A, GO Bonds	5.00%	04/01/2024	50	50,935
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	56,535
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2028	25	25,623
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2033	100	102,358
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	825	837,214
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	155	150,655
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	128,740
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2024	130	132,744
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	20,501
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	127,154
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	50,845
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	175	176,371
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2024	15	15,422
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2027	40	41,014
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2028	350	358,632
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2029	50	51,212
New York (City of), NY, Series 2014 J, Ref. GO Bonds.	5.00%	08/01/2030	1,400	1,433,357
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	25,662
New York (City of), NY, Series 2015 C, Ref. GO Bonds.	5.00%	08/01/2024	145	148,840
New York (City of), NY, Series 2016 C, Ref. GO Bonds.	5.00%	08/01/2024	25	25,662
New York (City of), NY, Series 2016 E, Ref. GO Bonds.	5.00%	08/01/2024	1,000	1,026,480
New York (City of), NY, Series 2017 1, GO Bonds.	5.00%	08/01/2024	55	56,456
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,265
New York (City of), NY, Series 2017 C, Ref. GO Bonds.	5.00%	08/01/2024	10	10,265
New York (City of), NY, Series 2017 C, Ref. GO Bonds.	5.00%	08/01/2024	20	20,530
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2024	95	97,516
New York (City of), NY, Series 2020 C, GO Bonds.	5.00%	08/01/2024	235	241,223
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,026,480
New York (City of), NY, Subseries 2008 J-4, GO Bonds	5.00%	08/01/2024	60	61,589
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	203,522
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	15,214
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB	5.00%	06/15/2047	500	505,974
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,062
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	204,841
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	66,120
New York (City of), NY Municipal Water Finance Authority, Series 2014 EE, Ref. RB	5.00%	06/15/2036	100	101,723
New York (City of), NY Municipal Water Finance Authority, Series 2014, Ref. RB	5.00%	06/15/2028	500	512,104
New York (City of), NY Municipal Water Finance Authority, Series 2014, Ref. RB	5.00%	06/15/2045	10	10,124
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	194,575
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2026	1,200	1,241,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2024	$160	$161,852
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2026	75	77,623
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2026	15	15,525
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB(a)(b)	5.00%	05/01/2023	25	25,074
New York (City of), NY Transitional Finance Authority, Series 2014 A-1, RB	5.00%	08/01/2034	1,045	1,069,025
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2025	30	30,630
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	710	727,709
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	15,359
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2033	170	174,050
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2036	205	209,428
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	75	76,308
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2038	1,000	1,011,833
New York (City of), NY Transitional Finance Authority, Series 2014 D-1, RB	5.00%	02/01/2031	15	15,230
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2024	65	67,140
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB	5.00%	08/01/2024	340	349,432
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	82,634
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	35,791
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	204,638
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	100	102,030
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2033	50	50,969
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2024	50	51,387
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2024	105	107,913
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	02/15/2024	100	101,846
New York (State of) Dormitory Authority, Series 2014 A, RB(a)	5.00%	03/15/2024	25	25,495
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	15,253
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	125	127,161
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2029	350	355,861
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2030	400	406,835
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2031	310	315,233
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2032	210	213,502
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	101,647
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2034	325	330,221
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2035	95	96,516
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2029	1,000	1,018,213
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	50,906
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2031	500	509,004
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	15,269
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2033	225	229,006
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2024	25	25,710
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2024	10	10,198
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2024	25	25,466
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	20,441
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	56,561
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	504,751
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2024	965	984,518
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2024	150	152,972
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,251
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	102,509
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	303,843
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2041	1,440	1,454,902
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2024	130	130,699
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2024	25	25,602
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2030	505	517,031
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2031	400	409,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2024	$100	$102,408
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2024	50	51,204
New York State Urban Development Corp., Series 2014, Ref. RB(a)(b)	5.00%	03/15/2024	95	96,824
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2029	150	152,594
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	203,417
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	203,376
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	280,460
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	9,988
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	20,300
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	340,117
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	440	453,490
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	150	154,599
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	285	293,738
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	100	103,066
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	201,429
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	55	56,754

				27,849,334

North Carolina-1.69%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2024	245	248,621
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2024	25	25,465
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	155	156,247
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	108,496
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2024	50	50,849
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2024	75	76,730
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	10,215
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	100	102,405
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	25,537
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,241
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	102,405
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2024	215	218,321
North Carolina (State of) Turnpike Authority, Series 2020 B, RB(a)	5.00%	02/01/2024	450	456,420
University of North Carolina at Greensboro, Series 2014, RB(a)	4.00%	04/01/2039	60	60,318
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	135	137,431
Wake (County of), NC, Series 2014, GO Bonds	5.00%	09/01/2024	1,000	1,027,564
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2024	60	61,080

				2,878,345

Ohio-1.68%
Allen (County of), OH, Series 2017 A, Ref. RB.	5.00%	08/01/2024	50	51,094
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2015 A, Ref. RB	5.00%	02/15/2026	55	55,869
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2024	185	187,906
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2027	115	118,590
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	100	102,008
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	30,434
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	201,492
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	103,157
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	100	103,148
Ohio (State of), Series 2014 R, GO Bonds(a)(b)	5.00%	05/01/2024	335	342,265
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,285
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	82,741
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2024	65	66,387
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	40,778
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	208,923
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,026,760
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	20,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio-(continued)
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	$5	$5,165
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	45	46,498
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,233
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	41,332

				2,855,650

Oklahoma-0.11%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,153
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2024	100	101,838
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	56,402
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	10,256

				183,649

Oregon-1.10%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	10,240
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	1,015	1,039,387
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	430	440,080
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	25,772
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	25,808
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	20,317
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	36,132
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	30,970
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	195	201,304
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	35,841

				1,865,851

Pennsylvania-4.05%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	61,236
Delaware (State of) River Port Authority, Series 2013, RB(a)(b)	5.00%	01/01/2024	1,000	1,014,619
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	128,838
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	152,886
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	1,000	1,027,405
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	102,907
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2024	90	91,072
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	180,088
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2014 A, RB	4.00%	02/01/2040	1,000	956,593
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	66,707
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	332,300
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2039	1,275	1,302,425
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	204,991
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	154,141
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	102,480
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2014 A, RB(a)(b)	4.00%	07/01/2024	1,000	1,010,067

				6,888,755

Rhode Island-0.05%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	76,944

South Carolina-0.26%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB	5.00%	12/01/2024	40	40,556
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	50,920
Piedmont Municipal Power Agency, Series 2017 B, Ref. RB	5.00%	01/01/2024	30	30,333
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	51,235
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	133,328
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	$100	$102,227
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2024	10	10,279

				449,630

South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	5	4,775
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	51,373

				56,148

Tennessee-0.16%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	25,152
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	50,569
Shelby (County of), TN, Series 2012 A, Ref. GO Bonds	5.00%	03/01/2024	80	81,480
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	50	51,539
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	55	56,693

				265,433

Texas-10.77%
Allen Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	137,324
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	255,977
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	35,991
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,160
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2024	1,000	1,025,361
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	86,945
Bexar (County of), TX (Venue), Series 2015, Ref. RB(a)(b)	4.00%	08/15/2024	1,200	1,214,359
Board of Regents of the University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,267
Board of Regents of the University of Texas System, Series 2016 D, RB.	5.00%	08/15/2024	25	25,667
Board of Regents of the University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	35,934
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2024	50	51,334
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	35,934
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2039	65	63,906
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2044	200	191,895
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	514,409
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	5.00%	11/01/2024	425	437,247
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	101,731
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	540	550,298
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	127,444
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,952
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	46,428
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	67,063
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	123,809
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	4.00%	08/15/2024	35	35,369
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	40	40,985
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	41,079
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	125	127,176
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	1,000	1,017,405
Denton Independent School District, Series 2014 A, GO Bonds(a)(b)	5.00%	08/15/2024	100	102,248
Fort Worth Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	25	25,419
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	30,477
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,023,382
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	165	169,285
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2024	960	988,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

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(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-(continued)
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2026	$55	$56,110
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	36,104
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	56,468
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	45	46,420
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	40	41,262
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2024	1,010	1,028,186
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	1,000	1,008,428
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,085
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	15	15,258
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	106,808
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	50,861
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2024	100	101,741
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	10,061
North Texas Tollway Authority, Series 2014 B, Ref. RB	5.00%	01/01/2031	500	505,700
North Texas Tollway Authority, Series 2014, Ref. RB	5.00%	01/01/2024	500	507,021
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	126,755
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	730	740,251
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	150	151,627
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	15,374
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	137,299
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2024	250	254,257
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2024	165	167,916
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	71,081
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	200	205,337
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2024	150	152,370
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	370	380,849
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,100	1,132,255
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	290,602
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	101,966
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	66,278
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	30	30,590
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	20,382
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	90	90,821
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	90	91,769
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	110	112,162
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,287
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2024	30	30,765
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2031	100	101,869
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB	5.00%	04/01/2024	435	443,690
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB(a)(b)	5.00%	04/01/2024	150	152,948
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	77,234
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	20,596
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	35,718
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	225	231,805
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	51,231
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	279,657
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	46,076
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	112,630

				18,291,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Utah-0.33%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	5.00%	05/15/2045	$500	$505,446
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	15,390
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	40,913

				561,749

Virginia-0.70%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,299
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	100,224
Virginia (Commonwealth of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	80	81,359
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	190	189,857
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2024	10	10,170
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2024	185	188,142
Virginia (Commonwealth of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	500	513,310
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB	5.00%	08/01/2024	20	20,532
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	35,765
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	35,655
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,283

				1,195,596

Washington-2.29%
Energy Northwest, Series 2018 A, Ref. RB.	5.00%	07/01/2024	80	81,786
Energy Northwest (Columbia Generating Station), Series 2014 A, Ref. RB	5.00%	07/01/2024	400	408,930
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2026	1,000	1,023,113
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	153,664
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	153,253
Seattle (Port of), WA, Series 2015 A, RB	5.00%	04/01/2040	500	505,784
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	206,486
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2024	150	151,188
Washington (State of), Series 2013 R-C, Ref. GO Bonds	5.00%	07/01/2024	100	100,607
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2024	30	30,753
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	203,523
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2031	150	152,575
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2039	100	101,111
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	45,631
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2024	175	179,683
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	20,502
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	190	195,084
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	156,186
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	25,000

				3,894,859

West Virginia-0.16%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	10,276
West Virginia University, Series 2014 A, RB(a)(b)	5.00%	10/01/2024	250	257,487

				267,763

Wisconsin-0.98%
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	25,790
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	20,192
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	50	51,580
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2024	1,000	1,031,610
Wisconsin (State of) Department of Transportation, Series 2014 A-2, Ref. RB	5.00%	07/01/2027	25	25,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2015 A, RB	5.00%	07/01/2031	$200	$204,728
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	71,756
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	240,695

				1,671,935

TOTAL INVESTMENTS IN SECURITIES(d)-98.59% (Cost $169,848,928)				167,506,192
OTHER ASSETS LESS LIABILITIES-1.41%				2,389,067

NET ASSETS-100.00%				$169,895,259

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	22.53

Miscellaneous Revenue	10.17

Health, Hospital, Nursing Home Revenue	8.56

Water Revenue	8.10

Sales Tax Revenue	6.74

General Fund	6.37

Highway Tolls Revenue	5.55

Income Tax Revenue	5.15

College & University Revenue	4.23

Port, Airport & Marina Revenue	3.95

Lease Revenue	3.94

Sewer Revenue	3.11

Appropriations	3.10

Electric Power Revenue	3.01

Revenue Types Each Less Than 3%	4.08

Other Assets Less Liabilities	1.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

February 28, 2023

(Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.83%
Alabama-0.34%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	$200	$209,747
Auburn (City of), AL, Series 2015, GO Bonds	4.00%	05/01/2045	50	47,200
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	209,681

				466,628

Alaska-0.15%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	100	104,983
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	102,871

				207,854

Arizona-1.48%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	100	105,026
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	25	25,139
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	103,779
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	200	208,931
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	25,628
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	127,581
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2040	15	15,387
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	76,540
Phoenix (City of), AZ, Series 2014, GO Bonds	4.00%	07/01/2025	15	15,184
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	40	41,832
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	110	113,901
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	135,358
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	40	41,786
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	65	67,903
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	40	41,759
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	205	213,869
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	605	625,572
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2025	55	56,925

				2,042,100

Arkansas-0.02%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,261

California-16.07%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	31,248
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2020 C, Ref. RB	5.00%	10/01/2045	50	51,624
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	02/15/2025	125	129,730
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	105,684
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	99,980
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,034,577
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	52,334
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	911,593
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	65	64,763
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2030	80	83,406
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	63,310
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	104,212
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	78,816
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	50,069
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	183,354
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	104,088
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	160	165,550
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	374,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	$150	$157,501
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	208,539
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	225	224,126
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	105,307
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	57,662
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	750	784,803
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	150	156,854
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	52,334
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	161,952
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	681,514
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	250	262,577
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	28,960
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,050,308
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	431,385
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,140,887
California (State of) Department of Water Resources, Series 2014 AS, RB	5.00%	12/01/2025	20	20,694
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2025	50	52,920
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	105,306
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	530,727
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	510,754
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	104,773
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	40	40,299
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	20	21,068
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	242,283
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	526,703
California (State of) Infrastructure & Economic Development Bank, Series 2003 A, RB(a)	5.00%	07/01/2025	120	125,773
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	200	207,419
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	62,226
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	156,703
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2025	125	131,315
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	105,876
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	158,053
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	685,901
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	51,803
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	204,298
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	100	105,263
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	50	52,651
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	31,334
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	77,392
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	67,609
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	46,807
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	41,551
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,000	1,045,115
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	224,779
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	206,416
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	420,821
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	94,573
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2025	1,020	1,048,148
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	41,759
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	85	88,737
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	50	50,019
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	523,133
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	261,854
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	105,398

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	$40	$41,571
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	50,860
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	19,806
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	105	108,057
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	104,909
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	169,138
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	20	21,051
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	10	10,484
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	105,324
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	10	10,499
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	125,690
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	26,348
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	68,693
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2045	75	77,395
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	10	10,475
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	25	26,431
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	262,172
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2036	155	161,820
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	104,719
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	121,186
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	68,841
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	152,827
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	5.00%	01/15/2025	1,100	1,142,757
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	104,652
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB	5.00%	08/01/2025	115	120,678
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	250	238,181
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,261
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	317,966
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	31,275
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2029	40	41,834
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	120	125,407
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2032	60	62,577
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	65	67,193
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	150,343
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2045	25	25,739
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	20	21,002
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	40	42,004

				22,137,181

Colorado-0.93%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,316
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	32,396
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	25	26,409
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	50	52,597
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	26,351
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	321,814
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	84,068
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	200	206,097
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	171,191
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	154,683
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	198,094

				1,284,016

Connecticut-2.47%
Connecticut (State of), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	513,392
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	207,619
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	218,383
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2029	80	83,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2033	$95	$98,832
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2034	250	259,588
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2035	40	41,412
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	52,150
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	141,975
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	200,369
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2025	75	77,489
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,035,059
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	106,661
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	104,853
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	261,567

				3,403,060

Delaware-0.38%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	206,999
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	310,498

				517,497

District of Columbia-0.64%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2028	10	10,432
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2029	10	10,430
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2030	100	104,238
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	51,810
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2036	150	154,674
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	102,745
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,222
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	287,203
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	35	36,381
District of Columbia Water & Sewer Authority, Series 2014 C, Ref. RB	5.00%	10/01/2025	50	51,482
District of Columbia Water & Sewer Authority (Green Bonds), Series 2015 A, RB	5.00%	10/01/2045	60	61,468

				876,085

Florida-3.35%
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	170,224
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	25	26,030
Citizens Property Insurance, Inc., Series 2015 A-1, RB	5.00%	06/01/2025	150	153,577
Florida (State of), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	137,996
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	46,927
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	75	78,211
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	511,294
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	67,798
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	57,402
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	47,700
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,465
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	41,838
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	187,288
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	136,166
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	77,974
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	31,220
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	99,148
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(c)	5.00%	06/01/2031	100	103,400
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	46,833
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	207,649
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	129,489
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	248,921
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	214,621
Miami-Dade (County of), FL, Series 2014 B, Ref. RB	5.00%	10/01/2025	665	681,618
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2032	410	424,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2034	$10	$10,314
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	15,258
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	187,369
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	103,616
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	40	41,614
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	228,514
Tampa Bay (City of), FL, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	68,036
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	15,552

				4,608,981

Georgia-3.59%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2025	1,000	1,015,432
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	25	26,025
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	36,456
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	731,162
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,883
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	475	487,950
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	62,978
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	104,023
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	104,493
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	140	143,219
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,367
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	52,290
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	613,798
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	384,655
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	48,699
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	166,247
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	101,258
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	52,030
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	511,700
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	57,978
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	30	31,479
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	178,564

				4,941,686

Hawaii-0.84%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	157,539
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	136,369
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	51,682
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	262,693
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	204,801
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	115,361
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	20	20,955
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,618
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	5	5,206
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	51,112
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	125	129,735

				1,151,071

Illinois-5.18%
Bolingbrook (Village of), IL, Series 2014, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2038	105	105,376
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	300	309,879
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	106,236
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	25,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	$25	$25,759
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	630	649,203
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	242,101
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	139,040
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2025	25	25,807
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,075,687
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	52,096
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	25	26,048
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	105	107,526
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	77,115
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	25	25,684
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	46,231
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,516,546
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	490,458
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	40,010
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,725
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	234,521
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	15,486
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	100	102,644
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2015 A, RB	5.00%	10/01/2034	250	258,722
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	243,139
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,713
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	190	192,507
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	45,525
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,186
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,400
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	275,965
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,599
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	46,347
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	120	115,781
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	20,449
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	190	194,341
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	20,430
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	4.00%	03/01/2040	170	166,182
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	30	30,685

				7,136,919

Indiana-1.01%
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	300	311,185
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	530,026
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	497,389
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	47,091

				1,385,691

Iowa-0.03%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	25	26,037
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	20	20,907

				46,944

Kansas-0.44%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	26,149
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	89,010
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	57,594
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	151,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Kansas-(continued)
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	$200	$208,749
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,476
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,598

				604,381

Kentucky-0.68%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2025	100	102,329
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RB	5.00%	11/01/2025	400	418,972
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB.	4.25%	07/01/2035	125	120,791
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	218,520
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	82,547

				943,159

Louisiana-1.75%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	335	346,983
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	1,010	1,028,306
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.50%	05/01/2025	860	884,514
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	155,833

				2,415,636

Maryland-2.02%
Maryland (State of), First series 2016, GO Bonds	4.00%	06/01/2025	400	404,048
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	490,797
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	380	394,555
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	104,723
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	500	525,258
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	74,120
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	101,253
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	428,243
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	104,420
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	155,229

				2,782,646

Massachusetts-3.38%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	36,576
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,720
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	87,648
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	150	154,877
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	112,375
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	52,290
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	147,438
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	234,117
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	211,210
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	560	588,859
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	51,750
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	263,364
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	870,727
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	41,786
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	522,673
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, RB	4.00%	05/01/2025	250	255,057
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2015, Ref. RB	5.00%	01/01/2035	275	279,307
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	102,585
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	73,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	$200	$210,444
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	207,956
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	104,231

				4,650,298

Michigan-1.60%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	517,348
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2028	140	147,003
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,530
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	394,732
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	31,024
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	307,319
Michigan (State of) Finance Authority, Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	51,055
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	101,209
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	61,206
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,583
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB	5.00%	11/15/2045	100	101,203
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	36,450
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	369,877
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	52,189

				2,206,728

Minnesota-0.66%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	175	184,696
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	235,413
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	45	47,115
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,235
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	20	20,940
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	68,054
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	310,896
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	30	30,983

				903,332

Mississippi-0.38%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	317,936
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	105,026
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	100	105,214

				528,176

Missouri-1.43%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	40	38,496
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	23,593
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	255,220
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,031,158
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	100	103,050
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	522,664

				1,974,181

Nebraska-0.99%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,077
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	103,008
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	97,233

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Nebraska-(continued)
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	$1,000	$1,017,292
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB	5.00%	01/01/2028	75	76,856

				1,359,466

Nevada-0.63%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	286,874
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	216,148
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	176,929
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	65	67,783
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	119,741

				867,475

New Jersey-3.02%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,698
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	98,624
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	300	312,514
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	420	437,241
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	90	94,259
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	400	416,066
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	460	474,126
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	208,106
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	273,551
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	104,069
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	75	75,820
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	260	262,958
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	72,361
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	1,285	1,306,309
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,169

				4,156,871

New Mexico-0.14%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	57,444
New Mexico (State of), Series 2015, GO Bonds	5.00%	03/01/2025	75	77,811
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	52,175

				187,430

New York-17.89%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	100	104,166
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	205,862
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	355,431
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(c)	5.00%	11/15/2033	70	72,865
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	206,919
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	265	269,112
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	206,919
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	200	206,919
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	25	25,081
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	183,139
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	104,625
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	245	255,703
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	365	377,232
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	77,773
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	72,588
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	60	60,911
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	102,652
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	714,552
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	434,469
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	10,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	$75	$73,014
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	182,310
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	208,354
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	114,595
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	520,886
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,871
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	94,053
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	473,718
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	177,656
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	100	102,982
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,676
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	5.00%	06/15/2046	130	132,987
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD, Ref. RB	5.00%	06/15/2025	410	427,818
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	447,542
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	170	179,017
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	312,531
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	87,552
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	207,606
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	190,747
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	412,050
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	330	336,255
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	312,958
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	36,357
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,661
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	204,907
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	204,725
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	75	76,369
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	517,424
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, Ref. RB(a)	5.00%	07/15/2025	50	52,269
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	104,821
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	52,411
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2025	45	46,933
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	188,209
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	155,867
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	77,451
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	207,636
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	450	467,904
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	103,630
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	88,034
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2033	1,000	1,035,096
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	109,034
New York (State of) Dormitory Authority, Series 2015 B, RB(a)(b)	5.00%	02/15/2025	40	41,537
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	256,768
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	209,507
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	627,772
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	183,013
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	41,288
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	1,575	1,600,562
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	155,198
New York (State of) Dormitory Authority, Series 2015 C, Ref. RB	5.00%	03/15/2045	200	205,709
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	154,100
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,046,785
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	103,764
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	104,798
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	209,139
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	103,670
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	52,285
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	203,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	$45	$45,564
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	338,321
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	108,657
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	113,770
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	206,277
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2032	885	911,341
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	368,355
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	83,806
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	507,414
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	338,171
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,341
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	97,711
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	15	15,335
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	194,973
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	90	93,972
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2025	100	103,650
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,982
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2028	15	15,717
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	70	73,240
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	156,421
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2025	1,000	1,036,498
New York State Urban Development Corp., Series 2021 A, Ref. RB	5.00%	03/15/2025	65	67,581
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	104,009
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	423,260
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	508,203
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	525,678

				24,641,229

North Carolina-1.29%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	115,039
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	139,236
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	103,847
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	65	68,601
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,879
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	151,209
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	41,641
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	120	124,922
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	26,098
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	281,516
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	135,457
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	155,924
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	314,697
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	103,748

				1,782,814

Ohio-1.43%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	103,028
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	212,121
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	25,781
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	156,871
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	513,438
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	104,026
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	156,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio-(continued)
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	$270	$280,154
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	186,311
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	85	89,602
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	147,378

				1,974,862

Oklahoma-0.28%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	76,443
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	67,425
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	135,507
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	103,840

				383,215

Oregon-0.47%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,306
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	526,521
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	103,821

				640,648

Pennsylvania-4.01%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	105,057
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(b)	5.00%	04/15/2025	85	88,395
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	617,778
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	292,514
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	100	96,269
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	108,317
Pennsylvania (Commonwealth of), First Series 2015 1, GO Bonds	5.00%	03/15/2031	350	363,055
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	98,734
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	518,850
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	202,273
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	103,131
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	125,824
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	67,678
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	47,184
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	5.00%	08/15/2032	20	20,746
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	35,266
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	101,683
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	102,370
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,199
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	25	25,998
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	51,193
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	66,625
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	95	91,741
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,277,404
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	209,139
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	150	157,880
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	25	25,197
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	50	52,222
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	187,110
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB	5.00%	04/15/2031	75	77,506
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	4.13%	02/01/2036	85	85,760
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	112,489

				5,520,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
South Carolina-0.54%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	$200	$206,818
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	24,443
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	103,196
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	206,991
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	152,654
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	44,100

				738,202

Tennessee-1.40%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	136,765
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	420,646
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	41,786
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	175,795
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,218
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	10,482
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	1,000	1,048,214
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	89,522

				1,928,428

Texas-10.49%
Alamo Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	06/15/2025	1,000	1,041,513
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	179,601
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	155,276
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	254,904
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	521,295
Clint Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	08/15/2025	65	67,774
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	103,205
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	215	217,799
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	76,365
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,024,711
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	150	157,338
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	209,785
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	20,735
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	205	212,538
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	95	98,512
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	73,181
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	162,044
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	397,553
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	136,676
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2014 A, RB	5.00%	12/01/2025	25	25,751
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	259,844
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	210,077
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	120,090
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	108,780
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	228,337
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	230	239,771
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	209,337
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	253,672
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	225	233,017
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	207,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2034	$355	$367,199
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	145	149,703
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2029	60	62,206
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2034	115	119,014
North Texas Tollway Authority, Series 2015 B, Ref. RB	4.00%	01/01/2035	100	100,644
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	157,277
Northwest Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	65	67,259
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	148,580
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2025	1,000	1,036,772
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(b)	5.00%	02/15/2025	450	463,915
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	180,914
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	102,450
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	280,750
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	155,357
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2025	50	51,637
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	183,573
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	136,567
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	200	208,785
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,966
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	119,441
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	591,059
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,050,008
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	319,185
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	505,809
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	118,621
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	102,546
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	130,314
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	140,035
Ysleta Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	08/15/2025	155	161,614

				14,443,748

Utah-0.48%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	334,658
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	62,721
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	80	83,627
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	130	135,895
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	25	25,980
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	15	15,680

				658,561

Vermont-0.01%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,347

Virginia-1.21%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	76,939
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2025	150	155,397
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	145,753
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	521,754
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	41,506
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	222,894
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	39,881
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	130	134,773
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	45	47,156
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	67,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB	4.00%	08/01/2025	$90	$90,915
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	124,893

				1,669,854

Washington-4.60%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	30	31,407
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	78,518
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	78,518
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	150	157,036
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	20	20,938
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	100	104,466
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	104,466
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	78,108
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	176,968
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	520,951
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	522,328
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	118,817
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	41,327
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	56,825
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	75	72,860
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2025	50	52,298
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	310,562
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,553
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,522
Washington (State of), Series 2014 D, Ref. GO Bonds	5.00%	07/01/2032	345	356,076
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	46,681
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,364
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	129,465
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	208,733
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,035,643
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,525
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	865	896,523
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	144,671
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2032	200	206,421
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	206,277
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	261,332
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	105,461
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,678
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	36,289
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,561

				6,333,168

Wisconsin-1.13%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	165	171,416
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	250	259,721
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	500	515,944
Wisconsin (State of), Series 2017 B, GO Bonds	5.00%	05/01/2038	325	334,405
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	36,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	$50	$52,164
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	191,711

				1,561,876

TOTAL INVESTMENTS IN SECURITIES(d)-98.83% (Cost $139,266,901)				136,108,292
OTHER ASSETS LESS LIABILITIES-1.17%				1,605,228

NET ASSETS-100.00%				$137,713,520

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	22.83

Sales Tax Revenue	10.17

Miscellaneous Revenue	7.32

Highway Tolls Revenue	7.12

Water Revenue	6.96

Electric Power Revenue	6.11

Income Tax Revenue	5.62

College & University Revenue	5.26

Health, Hospital, Nursing Home Revenue	4.94

Lease Revenue	4.89

Appropriations	4.62

General Fund	4.21

Port, Airport & Marina Revenue	3.45

Revenue Types Each Less Than 3%	5.33

Other Assets Less Liabilities	1.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.63%
Alabama-0.64%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	$120	$128,536
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, Ref. RB(a)(b)	5.00%	09/01/2026	200	214,227
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	21,423
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	50	53,565
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	63,851
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	18,012
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	128,683

				628,297

Arizona-1.01%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	105,591
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	138,539
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	206,011
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	31,538
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	31,911
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	85,386
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	61,652
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	21,216
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	53,366
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	50	53,268
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	25	26,519
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	26,446
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	74,644
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	73,919

				990,006

California-17.34%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	100,350
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,522
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	21,259
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	26,698
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	3,940
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	400	414,226
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	448,207
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	192,089
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	106,686
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	755,261
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	509,499
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	235	252,265
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	150	159,823
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	532,175
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	106,038
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	210	225,037
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	15,931
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	363,355
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	159,033
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	80,370
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	99,594
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	430,140
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	21,211
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	107,016

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	$25	$26,668
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	210	223,753
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	53,394
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2028	75	81,423
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2029	10	10,848
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2026	165	178,654
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	21,314
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	51,862
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	40	42,255
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	101,766
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	70	70,996
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	205	218,018
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	170	170,086
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	152,904
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	105	105,706
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	23,034
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	42,837
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,165
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	10	10,723
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	171,503
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2027	90	96,228
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	101,969
California (State of) Municipal Finance Authority (Humangood Obligation Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	204,256
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	197,273
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	36,491
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	32,254
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	26,927
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	226,629
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	59,098
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	56,639
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2041	60	58,115
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	190	179,378
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	20	21,518
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	10	10,214
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	104,704
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	416,856
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	165	169,471
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	182,777
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	100	104,697
Eastern Municipal Water District, Series 2016 A, Ref. RB	5.00%	07/01/2042	125	131,367
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	20	20,947
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	96,498
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	43,032
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	265,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	$25	$26,150
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	31,641
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	127,924
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	52,419
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	104,268
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,913
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	5,310
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	26,652
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	229,616
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	267,390
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	85	91,524
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	40	43,070
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	10	10,745
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	26,732
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	53,563
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	53,563
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	35	37,425
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2034	70	72,457
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	250	214,954
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	401,479
Metropolitan Water District of Southern California, Series 2016 A, Ref. RB(a)(b)	5.00%	01/01/2026	500	530,092
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	160,690
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	104,629
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	271,206
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	195	211,608
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	101,469
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	48,272
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	20,130
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	200,234
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	26,669
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	50	51,948
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	30	30,749
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	134,524
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	122,929
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	156,042
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	63,895
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	131,183
San Diego Association of Governments (Green Bonds), Series 2019, RB	5.00%	11/15/2026	25	26,342
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	119,817
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	107,997
San Diego Unified School District, Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	35	38,048
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	20,648
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	105	113,321
San Diego Unified School District, Series 2016, Ref. GO Bonds	4.00%	07/01/2033	35	36,041
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	103,047
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	35	37,280
San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	155,526
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2031	100	108,588
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	295	320,153
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	154,999
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	50	53,996
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	107,090
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RB	0.50%	03/01/2026	500	454,762
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	69,799
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	26,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	$200	$213,334
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	127,837
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	311,746
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	18,784
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	103,370
Western Placer Unified School District, Series 2016, Ref. COP, (INS - AGM)(c)	3.13%	08/01/2047	120	92,402

				16,997,069

Colorado-1.96%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	125	134,327
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	100	107,326
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	160,545
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	20	21,537
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	25	26,730
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	40	42,812
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	99,685
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	32,204
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	166,074
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	32,274
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	58,622
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	55	58,864
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,678
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	224,216
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	75	77,233
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	112,873
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	35	37,586
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	94,653
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	105,855
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	43,109
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	112,343
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	58,600
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	104,574

				1,922,720

Connecticut-2.18%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,383
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	375	394,536
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	150	160,206
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2029	25	26,690
Connecticut (State of), Series 2016 A, RB	4.00%	09/01/2035	25	25,286
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	200	214,116
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	58,841
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	106,536
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	175	187,421
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	35	37,159
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	168,970
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	500	535,488
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	100	106,797
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	100	101,585

				2,134,014

District of Columbia-1.94%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	135	143,576
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2031	30	31,896
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	185,782
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2033	10	10,698
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2034	275	293,501
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	635	671,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	$15	$15,690
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	85	91,123
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,827
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	15,822
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2032	55	57,898
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	260,856
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	107,055

				1,901,444

Florida-3.71%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	129,838
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	15	15,873
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	50	51,024
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	200	209,056
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	100,926
Florida (State of), Series 2015 E, Ref. GO Bonds	5.00%	06/01/2026	50	52,397
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	208,074
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	106,437
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	150,084
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	84,972
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	79,635
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	42,388
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	35	36,920
Hillsborough (County of), FL, Series 2016, RB	3.00%	08/01/2046	255	195,168
Hillsborough (County of), FL School Board (Master Lease Program), Series 2015 A, Ref. COP	5.00%	07/01/2026	120	124,316
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2026	15	15,516
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	25	26,192
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	104,368
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	31,833
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	40	42,418
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	68,909
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	35	37,025
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	205,012
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	200	208,910
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	130,540
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,369
Orange (County of), FL Convention Center, Series 2016 A, RB	4.00%	10/01/2036	100	97,867
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	201,543
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	165	173,445
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	10,460
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	10,450
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	52,993
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	21,136
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	145	149,426
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	207,173
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,539
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	26,347
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	26,347
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	21,042
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	104,105
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	53,404

				3,634,477

Georgia-1.89%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	120	129,754
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,451
Georgia (State of), Series 2013 D, GO Bonds	5.00%	02/01/2026	90	90,150
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	70	75,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	$195	$206,581
Georgia (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	213,793
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	103,955
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2026	30	32,069
Georgia (State of) Municipal Electric Authority (No. 1), Series 2016 A, Ref. RB	5.00%	01/01/2028	25	26,206
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	70	74,358
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	30	32,127
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	40	42,702
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	25	25,946
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2029	50	51,885
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	176,485
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	25	26,790
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	75	80,372
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	37,464
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	53,271
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	35	37,165
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	60,292
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	103,978
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	65	69,133

				1,851,434

Hawaii-0.73%
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	75	77,440
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	80,265
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	85	90,907
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	91,056
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	125	128,454
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	107,125
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	90	96,402
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	47,763

				719,412

Illinois-4.07%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,254
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2026	90	92,817
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	21,008
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	84,258
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	10	10,524
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	63,104
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	229,756
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	51,791
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	102,941
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2026	55	57,773
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	75	80,762
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	95	101,391
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	253,778
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	100	105,811
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	20	21,134
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	45	46,605
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	100	102,376
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	415,399
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	150	157,229
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	226,167
Illinois (State of) Finance Authority (Carle Foundation), Series 2016 A, Ref. RB	5.00%	02/15/2045	100	101,787
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	120	122,787
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Convention), Series 1996, RB(a)	7.00%	07/01/2026	50	52,958
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	55	58,022
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	57,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	$120	$123,579
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	60	61,586
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	179,383
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	130	136,934
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	150	154,592
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	167,935
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	105	110,499
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	78,878
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	145,393
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	36,504
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	10	10,430
Springfield (City of), IL, Series 2015, Ref. RB.	5.00%	03/01/2026	60	61,336

				3,985,055

Indiana-2.07%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	263,430
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2026	500	529,263
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	632,324
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	26,469
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	581,726

				2,033,212

Iowa-0.15%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	48,115
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	94,170

				142,285

Kansas-0.23%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	154,667
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	65	70,585

				225,252

Kentucky-0.46%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	235	250,745
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	50	52,747
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	20	21,203
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	20,980
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2030	100	104,764

				450,439

Louisiana-0.38%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	213,306
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	158,956

				372,262

Maine-0.05%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2026	50	53,488

Maryland-2.11%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	47,690
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	25	26,756
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	181,287
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	42,809
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	69,565
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	106,168
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	112,374
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	150	160,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	$35	$36,543
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	177,047
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	269,339
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	500	531,794
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	37,322
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	107,407
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	60	64,560
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	74,844
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	19,991

				2,066,030

Massachusetts-4.22%
Massachusetts (Commonwealth of), Series 2016 A, RB	5.00%	06/01/2041	30	31,240
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	10	10,651
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	15	15,437
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	63,672
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	105,276
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	110	115,349
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	159,490
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	30	30,817
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	309,711
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	10	10,615
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	75	79,115
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	26,724
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	258,412
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	21,379
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	75	80,464
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	213,030
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	106,831
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2026	20	21,432
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	179,818
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	200	204,602
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	300	320,164
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	323,027
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	263,340
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	205,306
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	50,906
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	15	15,975
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	10	10,609
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	41,608
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	203,886
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	264,676
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2018, Ref. RB	5.00%	01/01/2026	65	68,657
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	73,530
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	155	165,729
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	5.00%	08/01/2028	10	10,718
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	4.00%	08/01/2036	75	75,904

				4,138,100

Michigan-2.96%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	197,172
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	160,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	$500	$531,427
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	20	20,888
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	75	79,437
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	50	53,273
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	121,612
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	21,181
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	42,709
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	35	37,175
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	154,676
Michigan (State of) Finance Authority, Series 2016 B, Ref. RB	5.00%	10/01/2026	500	536,330
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	514,884
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	150,043
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,607
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	18,499
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	132,529
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	79,677

				2,897,622

Minnesota-0.92%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	26,261
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	536,860
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	91,266
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	105,934
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	85,647
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	51,742

				897,710

Mississippi-0.44%
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	125	134,364
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	100,230
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	200,335

				434,929

Missouri-0.61%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	34,906
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	42,568
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	58,861
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,663
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	50	52,471
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	35	36,586
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	40	42,543
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	20	21,498
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	25	25,521
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	50	51,257
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	95	96,344
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	80	81,692
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	35	37,018

				596,928

Nebraska-0.24%
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	233,253

Nevada-0.94%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	110	118,042
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	40	42,496
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	254,445
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	26,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	$95	$100,902
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	208,415
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	41,435
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	70	74,246
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	50	53,224

				919,490

New Jersey-3.63%
Atlantic (County of), NJ Improvement Authority (The) (Stockton University), Series 2016 A, RB, (INS - AGM)(c)	3.25%	07/01/2041	95	79,524
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	144,089
Essex (County of), NJ Improvement Authority (City of Newark), Series 2019, RB	4.00%	11/01/2049	150	148,497
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	150	159,433
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB(a)(b)	5.00%	06/15/2025	305	317,250
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	350	381,422
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	211,125
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	152,130
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	287,284
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	5	5,342
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	10	10,687
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	35	37,266
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	125	131,491
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	300	315,632
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	200	210,031
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	510	539,482
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	173,087
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	252,235

				3,556,007

New Mexico-0.26%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	254,383

New York-15.51%
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	99,079
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	161,231
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,519
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	21,319
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	85	89,907
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	166,506
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	375,648
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	60	62,133
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	65	69,825
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,876
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	450	456,457
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	76,975
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	167,209
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	300	313,476
New York & New Jersey (States of) Port Authority, One Hundred and Ninty Eight Series 2016, Ref. RB	5.00%	11/15/2046	25	25,879
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eight Series 2016, Ref. RB	5.25%	11/15/2056	100	103,567
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	67,375
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	47,903
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	47,083
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	47,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	$135	$139,962
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	392,665
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	68,099
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	57,591
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	26,149
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	138,388
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	26,430
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	52,826
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	85,162
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	80	85,162
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	158,371
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,645
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	555	576,124
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	21,117
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	47,484
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	25,270
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	195	201,639
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	90	95,969
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	435,374
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	100	104,765
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	36,365
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,541
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	40	42,051
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	104,149
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	15,485
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	32,107
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	240	256,855
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	31,627
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	266,549
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	145	154,356
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	211,771
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	258,216
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	368,380
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	193,453
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	195	202,974
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	41,523
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	259,170
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	142,282
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,942
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	30	31,168
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	235	243,977
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2026	350	365,417
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2029	50	53,167
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	100	106,612
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	42,345
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	305	324,744
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	218,542
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	36,990
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2028	50	53,421
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	105,686
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,670
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	36,963
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	15	15,853
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	47,485
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	64,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	$35	$37,197
New York (State of) Dormitory Authority, Series 2018, RB	5.00%	10/01/2030	155	165,336
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	133,687
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,941
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,314
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	200	215,522
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	284,694
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB	5.00%	03/15/2028	225	240,657
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	350	372,187
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	150	158,047
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	140	146,833
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	21,353
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	265	269,998
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	202,442
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	26,457
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	158,020
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	150	158,020
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	152,861
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	239,487
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2028	35	37,321
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2029	55	58,648
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016, Ref. RB	5.00%	06/15/2030	30	31,980
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	614,491
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2026	50	52,920
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	95	100,632
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2029	30	31,734
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	142,401
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	226,148
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	40,201
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	21,168
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	75	79,379
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	528,613
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	500	516,876
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	105,413

				15,199,974

North Carolina-1.20%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	50	53,934
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	31,915
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	90,699
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	40	42,481
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	26,676
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	30	31,861
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	68,704
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	16,101
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	57,979
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	26,869
North Carolina (State of) Medical Care Commission ((Deerfield Episcopal Retirement Community)), Series 2016, Ref. RB	5.00%	11/01/2037	150	153,411
North Carolina (State of) Municipal Power Agency No. 1, Series 2016 A, Ref. RB	5.00%	01/01/2028	100	106,380
North Carolina (State of) Municipal Power Agency No. 1, Series 2016 A, Ref. RB	5.00%	01/01/2029	50	53,308
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	125	131,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	$35	$36,912
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	248,852

				1,177,559

Ohio-2.04%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	153,245
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	101,965
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	25	27,141
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	26,628
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	15	15,939
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2026	200	205,348
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	144,310
Columbus City School District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	105,811
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	26,838
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	37,431
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	30	32,249
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	46,695
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	52,267
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	74,299
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	15	16,080
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,346
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	89,804
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	131,850
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,849
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	31,593
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	40	42,169
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	30	31,864
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	40	42,550
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	341,366
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	42,682
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	25	26,967
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	128,943

				1,997,229

Oklahoma-1.16%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	53,043
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,587
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	16,025
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	47,978
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	612,681
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	197,280
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	170	175,357
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	26,106

				1,139,057

Oregon-0.37%
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	31,861
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	101,567
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	165,464
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	62,073

				360,965

Pennsylvania-4.34%
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	105,199
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	25	25,948
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	143,884
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	52,914
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	85,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	$65	$67,835
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,043
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	36,145
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	315,155
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	205,685
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	137,242
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	31,898
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	318,592
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	66,361
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	3.25%	08/15/2026	515	514,260
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	515,017
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	110	117,722
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	37,544
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	245,101
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	140	147,611
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	47,372
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	25	25,948
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	61,396
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	100	101,525
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	41,928
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	385	389,048
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	200	207,601
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	153,678
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2026	45	47,861

				4,256,446

Rhode Island-0.19%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,916
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	41,171
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	53,010
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	40	42,011
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	26,219

				183,327

South Carolina-0.77%
Horry County School District, Series 2015 A, Ref. GO Bonds	5.00%	03/01/2026	110	114,347
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016, RB	5.25%	08/15/2046	65	66,263
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	235,774
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	156,226
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	150,493
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	17,234
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	15	16,042

				756,379

Tennessee-1.04%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	47,479
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	104,661
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	52,730
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	106,405
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	21,156
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	225	227,709
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, RB	5.00%	07/01/2040	200	204,755
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	107,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	$35	$37,622
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,567
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	77,436

				1,018,069

Texas-9.05%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	155,432
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	41,240
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	63,797
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	233,923
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	143,733
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	133,467
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	37,264
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	105,861
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	166,665
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	525,826
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	47,929
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	100,707
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	31,480
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	173,248
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	103,229
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	150	157,541
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	79,395
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2026	155	162,044
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	60	63,659
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	99,586
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	30	31,914
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	133,595
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	309,120
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2032	45	48,363
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	211,396
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	26,759
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	63,647
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,155
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	70	74,082
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	185	195,359
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	56,227
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	52,945
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,364
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	26,241
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	159,149
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/02/2046	100	66,750
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/03/2051	200	133,500
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	31,791
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2026	30	31,036
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	157,567
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	105,090
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	80	84,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	$120	$126,133
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	668,209
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	37,552
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	89,612
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	50	50,979
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	165	174,136
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	30	30,908
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	21,339
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	25	26,384
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	133,339
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	15,946
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	21,250
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	100	105,698
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	142,638
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	250	256,464
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	212,107
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	260,114
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	147,967
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	31,258
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	91,116
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	400	403,170
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	102,895
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	30,875
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	532,094
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	79,091
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	410,874

				8,873,313

Utah-0.37%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	71,014
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	160	171,298
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	125	125,083

				367,395

Vermont-0.08%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	82,817

Virginia-2.28%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	257,209
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	106,175
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	98,070
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	128,020
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	20	21,388
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2021 A, RB	5.00%	07/01/2026	345	366,645
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	106,754
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	25	26,688
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,675
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	42,702
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	21,161
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2028	40	42,175
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2030	20	21,070
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	151,670
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	26,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	$210	$215,371
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	85	90,667
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	69,512
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	74,077
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	37,038
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	85,056
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	238,407

				2,236,689

Washington-3.71%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	152,810
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	10	10,749
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	21,314
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	53,104
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,673
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	314,377
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	600	607,520
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	106,503
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	50	51,859
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2032	125	128,964
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	26,718
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	40	42,706
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	20	19,713
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	16,119
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	50	53,639
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	109,854
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	30	31,974
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,848
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	73,956
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	36,629
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	212,659
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	169,789
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	200	210,975
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	42,184
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,652
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	10,529
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	42,541
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	57,819
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	50	53,009
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	385	410,744
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2030	25	26,596
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	30	31,513
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2032	280	297,598
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	95,216
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	70,808

				3,632,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.38%
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2026	$40	$42,519
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	213,217
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	63,629
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	132,949
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	72,821
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	21,294
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,085
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	25	25,272
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	200	200,435
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	100,903
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	360,257
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,646
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	66,767

				1,355,794

TOTAL INVESTMENTS IN SECURITIES(e)-98.63% (Cost $99,075,784)				96,672,992
OTHER ASSETS LESS LIABILITIES-1.37%				1,346,911

NET ASSETS-100.00%				$98,019,903

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2023 was $200,250, which represented less than 1% of the Fund’s Net Assets.

(e)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	19.36

Water Revenue	9.39

Health, Hospital, Nursing Home Revenue	9.34

Miscellaneous Revenue	7.60

General Fund	7.24

College & University Revenue	6.46

Highway Tolls Revenue	6.19

Sales Tax Revenue	6.02

Income Tax Revenue	4.94

Lease Revenue	4.64

Electric Power Revenue	4.24

Appropriations	4.10

Revenue Types Each Less Than 3%	9.11

Other Assets Less Liabilities	1.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

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February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.64%
Alabama-1.02%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	$75	$82,082
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	27,361
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	50	54,722
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	60	65,628
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	81,020
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	65	70,218
Jefferson (County of), AL, Series 2017, Ref. RB	5.00%	09/15/2030	150	160,908
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	271,413

				813,352

Arizona-1.77%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	109,640
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	107,353
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	80	85,991
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	105	112,058
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	170	180,626
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	175	187,772
Phoenix Civic Improvement Corp., Series 2017, Ref. RB.	5.00%	07/01/2027	40	42,641
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	315	339,215
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	96,513
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	148,567

				1,410,376

California-18.71%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	211,708
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	35	38,201
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,391
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	27,155
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	125	131,082
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	155	161,797
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	275	282,896
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	140	148,664
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	16,051
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	87,806
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	95	104,780
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	664,346
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	55,169
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	65	71,186
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	210	227,945
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	415	450,275
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	180	197,433
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	368,623
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	82,413
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	273,719
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	290	319,247
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	25	27,125
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	90	96,141
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	45	48,154
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2030	150	166,761
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	15	16,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	$50	$55,400
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	256,393
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	450	455,223
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB .	5.00%	11/01/2027	135	148,655
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	50	54,904
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	50	54,824
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	40	43,136
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	49,401
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	100	107,726
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	264,112
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	204,207
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	60	64,257
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	30	31,894
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2017, RB	5.00%	10/01/2027	30	32,715
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2017, RB	5.00%	10/01/2029	10	10,956
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	100	102,430
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	152,505
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB.	5.00%	11/01/2027	40	43,118
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	40	43,827
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	15	16,467
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	150	164,073
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	65	70,185
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	58,783
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	110	116,429
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	281,918
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	16,458
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	70,939
Desert Community College District, Series 2017, Ref. GO Bonds.	5.00%	08/01/2033	60	65,999
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	27,543
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	49,600
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	164,365
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	100	105,903
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	188,824
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	90,142
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	107,144
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	71,210
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	54,157
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	109,960
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	32,685
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	150	157,834
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	209,215
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	315,210
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	158,936
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	35	37,957
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	81,509
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	26,944
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	109,130
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	47,467
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	210	225,686
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	212,785
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	191,365
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	10,956
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	35	38,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	$5	$5,478
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	300,716
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	175,018
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	55	60,163
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	50	54,693
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	42,461
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	10	10,956
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	158,710
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	15	16,650
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	27,660
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	75	82,775
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	214,721
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	45	49,340
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	25	26,385
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	230,724
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	48,182
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds.	4.00%	07/01/2047	215	206,998
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	519,221
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	48,819
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	44,339
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2033	20	22,101
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	95	104,333
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	200,991
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	15,067
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,355
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	250	255,859
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	95,560
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,355
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	87,182
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	99,344
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	285	314,528
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,312
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2027	40	43,332
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB.	5.00%	01/01/2046	130	136,244
University of California, Series 2017 AV, RB	5.00%	05/15/2042	350	371,475
University of California, Series 2017 AV, RB	5.25%	05/15/2042	30	32,132
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	92,957
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	30	32,759
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	5	5,456
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	368,832
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	104,996

				14,897,745

Colorado-1.14%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	227,437
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	95,413
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	105,040
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	45	49,137
Colorado Springs (City of), CO, Series 2017 A-2, RB.	5.00%	11/15/2042	100	105,189
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2042	105	110,934
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	31,522
Regional Transportation District, Series 2017 B, Ref. RB	5.00%	11/01/2034	100	107,972
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	43,752
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	32,629

				909,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-1.46%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	$25	$26,680
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	74,066
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	95	101,327
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	16,125
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	130	141,946
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	21,649
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	40	43,752
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	20	20,681
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	109,046
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	30	32,763
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	49,081
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	25	27,205
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds.	4.00%	06/01/2027	175	181,760
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	140	153,021
University of Connecticut, Series 2017 A, RB.	5.00%	01/15/2030	50	53,919
University of Connecticut, Series 2017 A, RB.	5.00%	01/15/2033	100	107,365

				1,160,386

District of Columbia-2.46%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	543,526
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	80	86,639
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	161,732
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	180	190,964
District of Columbia (Catholic University of America (The)), Series 2017 B, RB.	5.00%	10/01/2047	300	303,814
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	10	10,670
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	20	21,682
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	643,090

				1,962,117

Florida-3.26%
Central Florida Expressway Authority, Series 2016 B, Ref. RB.	5.00%	07/01/2027	10	10,562
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	150	157,278
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	296,682
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	105,672
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	42,614
Florida (State of), Series 2016 A, Ref. RB.	5.00%	07/01/2027	45	47,677
Florida (State of), Series 2017 C, Ref. GO Bonds.	4.00%	06/01/2033	200	208,743
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	50	54,119
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	75	81,088
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	50	54,387
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	150	162,472
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	110	119,839
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	21,098
Miami-Dade (County of), FL, Series 2017 A, RB.	3.38%	10/01/2047	40	31,288
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	49,135
Orange (County of), FL Convention Center, Series 2017, Ref. RB.	5.00%	10/01/2027	50	54,037
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	328,245
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	25,916
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	213,323
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	70	75,303
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	30	32,065
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	313,732
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	113,527

				2,598,802

Georgia-2.01%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	80	85,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2027	$45	$50,685
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	40	43,752
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	90	98,685
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2033	40	43,651
Atlanta (City of), GA, Series 2018, Ref. RB.	5.00%	11/01/2041	55	58,041
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	32,522
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RB	5.00%	04/01/2047	200	203,702
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	215,688
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	583,550
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,824
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	135,702
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	37,950

				1,599,813

Hawaii-0.79%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	249,155
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	37,885
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	175	182,242
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	5	5,384
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	54,595
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	20	21,766
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	75	81,201

				632,228

Idaho-0.10%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	75,707

Illinois-6.91%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	209,931
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	638,309
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	158,478
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	15	15,886
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	5	5,265
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	270	282,866
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	100	103,201
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	115	117,819
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	326,976
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	205	202,950
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	110	106,893
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	25	26,591
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	106,646
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	85	90,649
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	20	21,538
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	104,104
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	52,062
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	365	381,727
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	492,621
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	45	46,891
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	120	129,001
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	32,191
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	553,727
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	158,334
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	115	123,538
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	102,568
Illinois (State of) Finance Authority (Edward Elmhurst Obligated Group), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	45	46,261
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	01/01/2030	20	21,575
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2031	30	32,263
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2033	25	26,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2034	$225	$240,888
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2036	75	79,821
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	26,392
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	144,972
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	45	48,192
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2040	200	193,726
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	35	37,077
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	10	10,289

				5,499,058

Indiana-0.31%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB.	5.00%	06/01/2027	165	177,676
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	25	26,688
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	42,738

				247,102

Iowa-0.13%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	74,135
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB.	5.00%	08/01/2030	30	32,890

				107,025

Kansas-0.33%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,328
University of Kansas Hospital Authority, Series 2017 A, Ref. RB	5.00%	03/01/2047	250	253,182

				263,510

Kentucky-0.52%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	153,181
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	115	107,900
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	60	63,763
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,852
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	70	74,027

				414,723

Louisiana-1.23%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	52,164
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	27,115
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	106,989
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	131,488
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2030	135	147,925
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2040	20	21,064
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	100	109,089
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	150	152,279
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	70	70,804
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(c)	5.00%	12/01/2041	150	159,909

				978,826

Maryland-2.16%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	16,272
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	27,343
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	145	157,735
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	16,437
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	114,098
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	90	97,630
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	395	432,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	$125	$136,528
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	21,962
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	41,690
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	158,651
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	75,222
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	112,171
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	200	209,805
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	100	99,231

				1,716,800

Massachusetts-3.10%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	50	54,271
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,715
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	327,133
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	206,104
Massachusetts (Commonwealth of), Series 2017 A, Ref. GO Bonds	5.00%	04/01/2047	200	208,239
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	90	94,951
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	43,856
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	76,751
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	43,935
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	212,026
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	31,536
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	41,949
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	223,541
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	70	75,513
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	162,979
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	30	32,833
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	78,799
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	488,992
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	30	33,016
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,821

				2,468,960

Michigan-1.17%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	25	26,525
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	169,349
Macomb (County of), MI Interceptor Drain District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	189,805
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	30	32,883
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	125	134,902
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	132,704
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	145	155,402
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	85	92,238

				933,808

Minnesota-0.73%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	32,137
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	20	21,460
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	76,811
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	54,865
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	15	16,400
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	322,523
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	10,953
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	20	21,906
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	15	16,465
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,971

				584,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.21%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	$10	$10,941
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	125	137,050
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	20	21,928

				169,919

Missouri-0.41%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	21,012
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	25	27,331
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	214,131
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	60	65,871

				328,345

Nebraska-0.38%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	72,004
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	82,033
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	26,477
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	110	118,595

				299,109

Nevada-0.69%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	101,416
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	95	102,811
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	27,102
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	49,483
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	65,208
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	199,827

				545,847

New Jersey-3.40%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	104,792
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	232,184
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	263,268
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	275	282,796
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	107,120
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	20	21,312
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	204,272
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	109,619
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	15	16,438
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	125,480
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	49,329
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	27,418
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	21,918
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,911
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	15	16,286
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,801
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	24,001
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	19,710
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	221,510
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	32,933
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	189,366
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	101,749
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	145	152,138
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB.	5.00%	12/15/2027	60	64,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	$35	$37,645
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	53,711
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	10	10,745
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	53,667
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	15	16,048
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	25	26,875
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	100,420

				2,709,171

New Mexico-0.17%
New Mexico (State of), Series 2017 A, GO Bonds	5.00%	03/01/2027	25	27,067
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	21,704
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	86,895

				135,666

New York-18.24%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	47,642
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	150	155,546
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	102,307
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	205	220,586
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	128,506
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	100	106,498
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	209,223
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	468,985
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	258,456
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	103,894
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	215,798
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	250	264,004
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	52,634
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	315,916
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	105,485
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	76,396
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	100	105,432
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	36,990
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	151,969
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	143,365
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	132,090
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	42,370
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	250	267,755
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	484,383
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	440,351
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	100	109,141
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	140	149,275
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	16,496
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	147,701
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	265	288,580
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	26,600
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	158,911
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	264,207
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	263,665
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	625	657,038
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	130	140,945
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	280	300,921
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	37,708
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	125	134,907
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	37,748
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	21,470
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	41,982
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	200	208,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	$210	$226,482
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	106,177
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	100	108,805
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	100	109,197
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2027	75	81,898
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	36,226
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2029	40	43,211
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	15	16,201
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	30	32,152
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	30	31,679
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,887
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	126,232
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2029	125	135,065
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	310	333,238
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	02/15/2035	130	132,066
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	45	49,069
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	90	97,741
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	138,053
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	37,682
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	15	16,335
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	238,488
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	210,756
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	54,595
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	40	43,274
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	157,953
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	245	257,458
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	400	384,649
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	43,516
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	35,860
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,476
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	115	121,335
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	632,418
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	32,713
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	280,319
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	175	190,936
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	80	86,544
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	25	27,309
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	216,892
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	175	189,617
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	21,656
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	230	248,402
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	191,098
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	90	94,510
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,758
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	10,411
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	59,315
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	75	80,912
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	190	204,886
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	215	231,697
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	175	188,317
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	30	32,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	$175	$185,585
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	105	114,267

				14,517,021

North Carolina-0.72%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	75,152
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	41,935
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	85,356
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	50	54,224
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	32,654
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	92,699
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2027	70	75,913
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2027	25	27,112
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	45	48,801
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	15	15,936
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	21,662

				571,444

Ohio-2.35%
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	492,910
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	213,823
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	131,842
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	21,821
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	35	38,338
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	110	120,167
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	10,865
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	25	27,163
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	48,728
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	43,573
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	50	55,066
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	30	32,717
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2029	10	10,944
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	21,895
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	25	27,327
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	32,831
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	249,883
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	290,181

				1,870,074

Oklahoma-0.39%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	25	25,782
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	32,084
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	20	21,447
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	70	72,356
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	53,618
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	102,967

				308,254

Oregon-1.14%
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	20	21,746
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	16,209
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	75,728
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	108,058
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	43,398
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	52,391
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	40	43,176
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	130	140,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	$100	$104,546
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	103,164
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	32,631
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	155	163,967

				905,023

Pennsylvania-5.10%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2027	100	109,069
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2029	15	16,320
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,865
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	100	107,211
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	20	20,915
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	50	54,174
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	70	75,048
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	279,944
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	21,223
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	89,461
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	50	50,868
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	42,328
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	104,094
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	274,507
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	105,819
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	38,108
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	195,117
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	25	27,298
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	96,810
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	16,050
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,790
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	207,005
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	155	163,006
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	172,922
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2033	300	323,526
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2034	35	37,636
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2035	280	299,659
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	10	10,919
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	135	145,115
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	226,142
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	85	87,992
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	52,114
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	105,702
Philadelphia (City of), PA, Series 2017, Ref. RB	5.00%	08/01/2042	30	30,691
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	50,855
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	210	212,136
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	101,705
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,582
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	25	26,335

				4,060,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.16%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	$100	$105,411
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	25,184

				130,595

South Carolina-0.61%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,239
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	366,537
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	52,842
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	52,706

				482,324

South Dakota-0.31%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	27,969
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	218,498

				246,467

Tennessee-1.11%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	162,341
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	95,910
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	483,074
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	52,073
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	30	32,585
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	10	10,984
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	45	45,400

				882,367

Texas-7.05%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2027	150	161,316
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	60	63,206
Bexar (County of), TX, Series 2018, Ctfs. Of Obligation	5.00%	06/15/2042	100	104,865
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligation	5.00%	02/15/2048	75	77,585
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	109,074
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	38,023
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	77,951
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	100	105,744
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	150	157,795
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	106,337
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	49,073
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	136,268
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	272,248
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	186,225
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	100	108,414
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	121,888
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	70,008
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	124,308
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	54,505
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	65	69,582
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	75	77,253
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund) .	5.00%	02/01/2049	100	104,058
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	100	108,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	$85	$86,827
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	30	32,066
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	185,247
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	405	413,060
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	32,708
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	325,082
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	145,165
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	259,618
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	161,530
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	317,794
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	70,740
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	114,073
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	86,580
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	190,121
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	26,652
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	27,077
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,384
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,538
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	97,748
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	199,331
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	120	125,127
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	30	32,695
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	27,145
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	125	134,271

				5,615,442

Utah-0.49%
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	80	87,220
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	75	81,191
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	164,080
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(c)	5.25%	06/15/2027	50	54,434

				386,925

Virginia-1.86%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	30	32,264
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	93,788
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	47,472
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	384,400
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	52,826
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	117,522
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	105	113,394
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	80,996
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	15	16,195
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	20	21,598
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	60	64,796
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	65,645
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	49,081
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	30	32,574
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	25	27,353
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	70	76,379
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	$150	$152,897
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	20	21,640

				1,476,810

Washington-3.06%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	40	43,018
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	38,443
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	95	103,228
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	85	92,326
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	38,016
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	30	32,802
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	60	65,492
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	40	41,659
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	104,224
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	107,572
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	70	73,612
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	106,411
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2032	50	54,149
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	55	59,857
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	15	15,779
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	207,974
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2027	35	37,282
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	43,316
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	157,428
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	21,849
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	38,144
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	150	161,856
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	64,935
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	10	10,799
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	26,874
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	83,911
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	167,110
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	32,695
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	10,924
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	70	75,894
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	100	108,071
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	25	27,311
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	25	27,018
Washington (State of) Health Care Facilities Authority (Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	154,048

				2,434,027

West Virginia-0.06%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	45	48,695

Wisconsin-1.42%
Fond Du Lac (County of), WI, Series 2019 A, GO Bonds	3.00%	03/01/2029	130	128,511
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	21,818
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	76,582
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2029	260	284,802
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	43,831
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	10,864
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	256,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	$215	$232,723
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	76,854

				1,132,344

TOTAL INVESTMENTS IN SECURITIES(d)-98.64% (Cost $80,101,630)				78,529,784
OTHER ASSETS LESS LIABILITIES-1.36%				1,080,610

NET ASSETS-100.00%				$79,610,394

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	15.18

Health, Hospital, Nursing Home Revenue	11.42

Miscellaneous Revenue	9.69

Water Revenue	8.97

College & University Revenue	7.84

Income Tax Revenue	6.98

Sales Tax Revenue	6.95

Highway Tolls Revenue	6.61

General Fund	6.59

Electric Power Revenue	5.14

Lease Revenue	3.13

Revenue Types Each Less Than 3%	10.14

Other Assets Less Liabilities	1.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.70%
Alabama-0.21%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$111,657
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	20	21,215

				132,872

Alaska-0.04%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	20	22,127

Arizona-1.70%
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	260,454
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2030	50	55,354
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2031	55	60,739
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	55,372
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	166,116
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	25	27,556
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2031	100	110,259
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	110,302
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	27,464
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	188,884

				1,062,500

Arkansas-0.05%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	32,419

California-15.32%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	15	16,656
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	79,189
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	5	5,522
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	115,126
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	110,234
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	123,219
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	45	50,501
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	60	67,211
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	45	49,878
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	84,013
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	165	183,238
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	75	82,159
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	217,851
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	60	65,022
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	235	263,704
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	90	100,640
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	50	56,206
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	238,308
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,641
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	30	33,172
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	265,892
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	67,960
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,750
California (State of) Infrastructure & Economic Development Bank, Series 2003 A, RB(b)(c)	5.00%	01/01/2028	10	11,096
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	33,470
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2035	90	99,105
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	214,389
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	190	201,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	$125	$131,247
California (State of) Municipal Finance Authority (Orange County Civic Center), Series 2018, RB	5.00%	06/01/2043	45	47,778
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2028	95	104,493
California (State of) Public Works Board (Various Capital), Series 2019 C, RB.	5.00%	11/01/2028	25	28,054
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	50	55,693
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	209,863
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	160,292
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,782
Corona-Norco Unified School District, Series 2019 C, GO Bonds	4.00%	08/01/2049	15	14,240
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,977
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	58,433
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	72,636
Los Angeles (City of), CA Department of Airports, Series 2019 E, RB	5.00%	05/15/2044	20	21,261
Los Angeles (City of), CA Department of Airports, Series 2019 E, RB	5.00%	05/15/2049	40	42,183
Los Angeles (City of), CA Department of Airports, Series 2019, Ref. RB	5.00%	05/15/2028	15	16,700
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	37,205
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	27,677
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	165	177,495
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	451,989
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	33,462
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	149,373
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	106,843
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,967
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	10	11,154
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	20	22,350
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,843
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	61,751
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	35	37,896
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	225	240,700
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	160,536
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	40	44,718
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	45	50,307
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	135	150,922
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,769
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	83,846
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	70	77,529
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	5	5,543
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	11,072
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	27,631
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	225	242,983
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	150	153,081
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2043	100	106,253
Orange (County of), CA Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	100	108,972
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	80,015
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(a)	5.00%	09/01/2047	25	26,302
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2028	45	50,753
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	218,246
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	5	5,602
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	20	22,408
San Diego (City of), CA Public Facilities Financing Authority, Series 2019 A, RB	5.00%	08/01/2043	130	139,779
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	312,564
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(a)	5.25%	07/01/2028	40	45,191
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	39,303
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	78,601
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	20	21,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	$50	$55,568
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	198,135
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	94,211
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	26,261
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	200,135
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	59,209
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	105,579
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	81,656
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	20	21,265
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	30	33,035
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	30	32,734
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	45	48,780
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	32,432
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	180	192,082
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	132,515
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	65	69,317
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	55	59,510
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	134,887
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	200	212,935
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	185,182
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	44,641

				9,585,978

Colorado-2.50%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	50	57,531
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	33,059
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	150	167,659
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	72,408
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	87,943
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	186,510
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	22,973
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	25	26,861
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	10	10,744
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,910
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	30	33,331
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	120	133,948
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	33,703
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	33,752
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	123,786
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	16,726
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	83,286
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	5	5,586
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	25	27,602
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	15	15,917
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	50	53,057
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	5.00%	06/01/2028	45	49,937
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	44,343
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	231,173

				1,562,745

Connecticut-2.66%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,833
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2032	35	38,384
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2036	60	64,728
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2038	155	165,737
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	40	44,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	$30	$33,404
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	350	354,604
Connecticut (State of), Series 2018, RB	5.00%	01/01/2030	65	71,459
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	22,005
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	109,666
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	240,644
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	10	11,042
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	120	133,855
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	99,397
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	127,155
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	105,918

				1,665,375

Delaware-0.27%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	44,191
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	11,048
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	111,689

				166,928

District of Columbia-1.64%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	33,288
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	10	11,086
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	27,527
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	378,436
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	25	27,502
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	84,836
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	209,466
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	130,916
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	35	38,103
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	82,888

				1,024,048

Florida-2.27%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	55	60,537
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	87,937
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	145	161,110
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2028	30	33,067
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	111,384
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	25	27,634
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,065
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	92,803
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	37,800
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	82,485
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	109,046
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	27,329
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,204
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	43,690
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	123,109
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	33,184
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(a)	5.50%	07/01/2028	40	42,821
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	18,114
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	37,661
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	155,038
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	107,592

				1,422,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.60%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	$30	$32,918
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,842
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	30	33,507
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	61,612
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	27,936
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	26,032
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	185,983
Georgia (State of), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	30	33,507
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	55,844
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	173,430
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2028	30	33,507
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	40	41,984
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	202,328
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	55,356
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,524

				1,001,310

Hawaii-0.84%
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	98,270
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	198,401
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,979
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,845
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	65,859
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	130	143,396

				526,750

Illinois-3.72%
Champaign County Community Unit School District No. 4 Champaign, Series 2020 A, GO Bonds	5.00%	01/01/2033	55	59,937
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	32,717
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,356
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	54,795
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	150,852
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	70	73,619
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	125	130,936
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	90,353
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	58,079
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	125,056
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	540	570,226
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	15	16,398
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	10	10,705
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	01/01/2028	110	118,552
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	50	55,543
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	130	141,613
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	263,522
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	135,542
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	153,473
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	16,444
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	26,153
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5	5,201
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,409

				2,326,481

Indiana-0.78%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	70	77,499
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	193,141
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	164,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	$10	$11,058
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	40	43,984

				490,610

Iowa-0.11%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	43,770
Iowa (State of) Finance Authority (Green Bonds), Series 2019 A, Ref. RB	5.00%	08/01/2035	20	21,941

				65,711

Kentucky-0.15%
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	92,232

Louisiana-0.26%
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	55,695
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	75	83,837
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	23,865

				163,397

Maryland-2.69%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	55,320
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	130	144,788
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	211,019
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	379,700
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	27,130
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	87,506
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	66,473
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	50	55,838
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	93,140
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	76,836
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	15	16,761
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	35	37,224
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	128,062
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	111,624
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	111,609
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	16,744
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	30	33,487
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	25	28,006

				1,681,267

Massachusetts-4.00%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	55	61,226
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	76,830
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	16,481
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	87,217
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	44,009
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	10	10,995
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	37,877
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	225	243,022
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	61,013
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	232,958
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	224,205
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	26,320
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	20	22,532
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	274,301
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	231,032
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	261,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	$50	$53,784
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	70	74,938
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	40	40,186
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	100,458
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	196,654
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	21,189
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	105,946

				2,504,773

Michigan-0.87%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	104,073
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	139,893
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	152,405
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,242
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	30	32,610
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	105,659

				544,882

Minnesota-1.18%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	169,045
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	43,019
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,649
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	158,941
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	27,933
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	11,092
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	27,317
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	111,730
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	139,662
Minnesota (State of), Series 2021 B, GO Ctfs	5.00%	09/01/2028	35	39,176

				738,564

Mississippi-0.64%
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	150,043
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	160,769
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	80	88,192

				399,004

Missouri-0.34%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	89,930
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	45	49,214
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	17,959
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	57,891

				214,994

Nebraska-0.05%
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	20	22,235
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	10	11,039

				33,274

Nevada-1.36%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	15	16,596
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	135,746
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	65,806
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,759
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	10	11,149

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	$50	$55,385
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	40	44,081
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	110,119
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	262,713
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2037	10	9,968
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	103,424
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	15	16,646

				853,392

New Hampshire-0.06%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	38,642

New Jersey-6.01%
Garden State Preservation Trust, Series 2005 A, RB, (INS - AGM)(a)	5.75%	11/01/2028	175	191,403
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	295	326,147
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	275	293,886
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	25	27,351
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,881
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	107,916
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2032	35	37,935
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2034	265	283,959
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	120,053
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	27,195
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	60	61,676
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	60	65,005
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	40	42,738
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	115	121,133
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	35	38,067
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	240	255,292
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	230,998
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2050	10	10,238
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2031	30	32,594
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	27,096
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2038	205	213,970
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	208,653
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,473
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	16,465
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	85	93,317
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	256,538
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	86,942
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	89,438
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	135	148,479
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	27,370
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	144,516
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	116,559

				3,757,283

New Mexico-0.37%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	27,662
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	132,962
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	40	44,360
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	27,725

				232,709

New York-22.14%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	40	44,384
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	25	27,568
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	81,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	$35	$39,067
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	733,893
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	30	31,088
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	207,219
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	72,361
Monroe County Industrial Development Corp., Series 2018, RB	5.00%	05/01/2032	60	66,642
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2028	30	33,439
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	89,857
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	194,883
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	108,317
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	193,708
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	59,778
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	110	120,617
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	15	16,458
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,523
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	193,389
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	350	388,667
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	95	104,983
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	10	11,069
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	45	48,619
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	80	85,933
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,612
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	42,454
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	241,264
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	100	109,242
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	105,666
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	252,757
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	22,354
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	16,612
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	75,011
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	176,304
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	291,037
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	190,797
New York (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2042	500	529,373
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	32,935
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	45	49,017
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	81,096
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, Ref. RB	5.00%	05/01/2039	30	31,956
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	235	256,491
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	50	52,804
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, Ref. RB	5.00%	07/15/2031	100	111,028
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	431,512
New York (City of), NY Transitional Finance Authority, Series 2018, RB	5.00%	08/01/2034	95	104,567
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	195,011
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	83,576
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	111,095
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	11,088
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	99,700
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	58,573
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	160	173,374
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	60,404
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	190	211,081
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	261,204
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	115	127,134
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	119,149
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	125	134,847
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2028	30	32,359
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	54,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	$15	$16,557
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	76,011
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	120	128,051
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	128,958
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	80	88,628
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,872
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	106,322
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	334,550
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2037	70	75,785
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2039	425	456,080
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2040	240	256,784
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	423,404
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	27,598
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2028	130	143,509
New York (State of) Dormitory Authority (Bid Group 2), Series 2018 A, RB	5.00%	03/15/2030	245	270,839
New York (State of) Dormitory Authority (Bid Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	164,187
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	10	10,896
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	50	54,052
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	358,124
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,608
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,944
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	160,658
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	100,489
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	105,650
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	267,763
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	254,219
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	50	54,367
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	11,148
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	32,986
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	104,440
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	10	10,988
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	27,842
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	22,138
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	65,713
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	54,565
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	44,771
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,582
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	212,929
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	48,507
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	80	85,947
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	60	64,232
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	144,091
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	100	105,987
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	52,898
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	70	77,949
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	215	239,415
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2028	10	11,066
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	190	211,576
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	25	26,475
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	120	131,137

				13,848,137

North Carolina-1.04%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	25	27,922
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	20	22,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

199

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2028	$240	$262,970
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	25	27,151
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	89,190
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	221,560

				651,184

Ohio-2.30%
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	131,924
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	16,207
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	125,827
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	28,024
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	15	16,803
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	27,859
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	159,088
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	30,552
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	26,116
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	72,684
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	27,956
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	80	89,549
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	54,803
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	30	32,893
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	45	49,273
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	125	126,783
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	16,201
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	160	176,763
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2033	25	27,525
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	25	27,550
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	30	33,152
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	115	127,343
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	15	16,684

				1,441,559

Oklahoma-0.20%
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2028	115	125,741

Oregon-0.56%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	10	11,106
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	138,804
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	27,722
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	59,506
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	110,189

				347,327

Pennsylvania-4.21%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	144,074
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	32,066
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,610
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	50,292
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	152,092
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	160,187
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	15	16,313
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	20	21,866
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	104,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	$180	$125,239
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	30	33,517
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	25,922
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	5	4,472
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	98,020
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	221,255
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	429,330
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	40	41,832
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,697
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	312,789
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	155,231
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	40	41,733
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	67,668
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	164,196
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	198,535

				2,631,583

South Carolina-0.74%
Columbia (City of), SC, Series 2018, RB(b)(c)	5.00%	02/01/2028	20	22,089
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	30	33,214
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,826
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	256,340
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	100	111,195

				459,664

Tennessee-0.81%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	130	137,332
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	145	151,536
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	127,614
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	50	50,688
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	35	38,418

				505,588

Texas-8.14%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2028	55	60,370
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,435
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	104,326
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	153,206
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	11,070
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	27,599
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	35	36,765
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	20	22,531
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	50,103
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	192,198
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,702
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	202,177
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	43,649
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	65	67,402
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	65,207
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	318,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	$10	$11,047
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	16,494
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	155,755
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	115,583
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	130	140,554
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	55,060
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	25	27,547
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	165	174,505
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	59,388
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	163,486
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	111,335
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	140	148,800
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	26,375
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	93,443
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	30	32,176
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,647
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	60,396
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	30	33,718
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2028	30	33,349
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	73,035
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	177,745
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	199,041
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	22,140
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	30	33,188
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	82,857
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	475,668
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	223,136
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	90	100,097
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	75	81,007
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	236,311
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	83,398
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	105	113,994
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	258,691
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	35	37,760
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	16,329

				5,089,976

Utah-0.55%
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,710
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	79,777
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	94,813
Utah (State of) Transit Authority, Series 2018, RB	4.00%	12/15/2034	145	147,943

				343,243

Virginia-1.48%
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.50%	01/01/2028	150	168,733
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	16,605
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	60	66,150
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	27,498
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	82,688
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	115,763
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	161,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	$70	$77,987
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	207,396

				924,364

Washington-3.37%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	135	151,489
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	55,432
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	40	44,492
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	60,975
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	60	66,017
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	108,831
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	15	16,596
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	100	110,640
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	81,623
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	100	110,003
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,098
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	224,712
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	49,198
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	185,861
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	25	27,887
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	150	161,359
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	94,071
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	60	64,476
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	201,549
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	40	44,543
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	11,136
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	100	109,085
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	114,820

				2,109,893

West Virginia-0.94%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	90	100,200
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	25	27,662
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	75	82,764
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	135,001
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	58,910
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	37,138
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105	104,767
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	41,905

				588,347

Wisconsin-0.53%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,817
Wisconsin (State of), Series 2019 A, Ref. RB(b)(c)	5.00%	05/01/2027	40	43,297
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	61,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	$160	$175,388
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	27,659

				333,230

TOTAL INVESTMENTS IN SECURITIES(d)-98.70% (Cost $63,379,638)				61,742,713
OTHER ASSETS LESS LIABILITIES-1.30%				811,389

NET ASSETS-100.00%				$62,554,102

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	19.30

Sales Tax Revenue	13.07

Water Revenue	8.93

General Fund	7.88

Miscellaneous Revenue	6.82

College & University Revenue	6.19

Income Tax Revenue	6.19

Appropriations	5.99

Highway Tolls Revenue	5.81

Health, Hospital, Nursing Home Revenue	5.73

Revenue Types Each Less Than 3%	12.79

Other Assets Less Liabilities	1.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.53%
Alabama-0.49%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$100	$113,749
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	73,834
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,888

				234,471

Arizona-1.17%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	15	17,125
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	53,252
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	33,372
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	160	177,445
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	125	130,517
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	18,450
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	125	132,205

				562,366

California-16.86%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 H, Ref. RB(a)(c)	5.00%	04/01/2029	30	34,064
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	70	80,236
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	247,965
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	85,625
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	825	938,234
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	28,178
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	56,808
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	355	395,398
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	300	301,937
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	43,834
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	146,841
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	350	400,186
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	34,504
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2029	20	22,902
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2030	25	28,610
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2032	10	11,395
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2033	35	39,774
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2029	50	57,790
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	85,074
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	50	57,107
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	350	399,348
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	137,878
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	75	85,803
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	17,104
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	56,796
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	219,633
California State University, Series 2019 A, RB	5.00%	11/01/2040	100	109,369
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	107,235
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	215,627
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	80,740
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	332,067
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	50	56,849
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	111,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	$20	$22,935
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	75	82,211
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	40	44,221
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	106,877
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	106,048
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	129,136
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	35	39,473
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,533
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	235	252,905
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	25	28,458
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	100	108,352
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	35	39,931
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	45	51,313
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	80,347
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	41,312
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	95	108,261
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	50	56,800
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	74,318
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	44,114
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	150	164,554
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	174,113
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	15	17,066
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	30	33,243
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	125	135,949
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	35	40,294
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	60,886
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	100	110,131
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	50	55,247
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	100	109,601
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	115	122,603
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	75	81,708
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	90	94,760
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	73,339
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	45,510
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	220	250,448
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	10	10,641
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	42,484

				8,088,451

Colorado-2.49%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	50	57,123
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	25	28,498
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	33,626
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	30	33,900
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2038	30	29,110
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2029	50	54,415
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	55	59,168
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	325,948
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	25	27,413
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	195	216,920
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	190	214,888
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	15	17,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	$60	$68,330
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	27,225

				1,193,687

Connecticut-1.35%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	38,770
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	150	168,279
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	134,503
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,593
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	50	55,835
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	61,948
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	25	26,528
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	75	85,704
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	60	68,563

				645,723

Delaware-0.21%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	11,284
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	91,217

				102,501

District of Columbia-3.13%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	25	28,314
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	405	456,240
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	112,475
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	20	22,439
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	30	32,376
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	50	53,245
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	33,621
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	35	39,715
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	220,432
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,394
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	140	158,470
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	100,864
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	25	28,396
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	185,796

				1,502,777

Florida-3.25%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	5	3,637
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	100	107,859
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	100	112,098
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	10	10,468
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	70	75,457
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	11,354
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	130	146,287
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	92,322
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	104,980
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	151,288
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	153,300
Orange (County of), FL Convention Center, Series 2017, Ref. RB.	5.00%	10/01/2029	100	111,986
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	166,206
Polk County School District, Series 2019, RB	5.00%	10/01/2033	100	112,064
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB, (INS - NATL)(b)	6.00%	10/01/2029	165	197,573

				1,556,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-2.55%
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	$120	$134,664
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	37,848
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	111,691
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	70	79,941
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	20	22,679
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	68,521
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	211,394
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	25	26,852
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	30	32,942
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	227,481
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	267,616

				1,221,629

Hawaii-0.81%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	28,010
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	66,871
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	40	44,226
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	195,400
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,744
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	27,944

				389,195

Idaho-0.36%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	40	43,911
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	129,067

				172,978

Illinois-5.45%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	104,748
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	267	264,475
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,619
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	300	310,442
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	40	41,243
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	215,118
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	52,570
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	210	229,485
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	145	146,933
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	107,408
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	300	315,576
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	55,933
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	160,234
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	118,331
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	85	88,374
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	165	173,661
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	81,998
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	124,718

				2,612,866

Indiana-1.49%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	56,215
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	158,127
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	35	38,672
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	85	95,416
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	54,334
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	48,692

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	$150	$157,571
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	104,473

				713,500

Iowa-0.21%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	70	79,043
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	20	22,456

				101,499

Kansas-0.22%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	104,379

Kentucky-0.32%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.),
Series 2020 A, RB	5.00%	10/01/2038	150	155,257

Louisiana-0.69%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	190	208,326
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	10	10,792
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	111,723

				330,841

Maryland-2.26%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,582
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	90,335
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	10	11,281
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	16,622
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	125	142,434
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	33,946
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	100	113,947
Maryland (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	08/01/2031	95	107,935
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	20	22,782
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	148,095
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	60	68,113
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	112,175
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,678
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	45	51,305
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	89,249
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	20	21,461
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	22,854

				1,084,794

Massachusetts-5.48%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	44,138
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	245	278,280
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	78,756
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	65,854
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	10	10,839
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	377,806
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	171,511
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,693
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	16,986
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	11,393
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	16,934
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	125	142,841
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	11,358
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	30	34,231
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	400	424,355
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	20	22,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	$25	$29,136
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	118,403
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	30	32,184
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	40	44,976
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	107,988
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	35	40,124
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,730
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	115	127,649
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	105	116,133
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	40	43,889
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	15	16,585
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b) .	5.25%	08/01/2029	25	28,838
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	61,736
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	95	100,981

				2,630,056

Michigan-2.00%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	80	90,457
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	95	107,255
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	151,815
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	80	91,219
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	109,401
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	406,937

				957,084

Minnesota-0.89%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	25	27,994
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	25	28,530
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	85	96,855
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	73,758
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	38,533
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	55	62,532
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	96,465

				424,667

Mississippi-0.05%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	25,193

Missouri-0.24%
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	50	52,564
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	10	11,062
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	52,662

				116,288

Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,603
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	11,231

				27,834

Nevada-1.09%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	146,609
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	30	33,648
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	117,511
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	39,001
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	50	55,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	$20	$22,362
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	100	110,180

				525,269

New Jersey-3.28%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,788
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	235	264,784
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	225,700
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	257,656
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	231,785
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	163,433
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	135,707
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	255	267,898

				1,573,751

New Mexico-0.92%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	225,994
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	214,862

				440,856

New York-16.75%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	109,773
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	103,399
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2029	40	44,561
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2039	20	19,538
New York & New Jersey (States of) Port Authority, Series 2019, RB	5.00%	11/01/2044	220	235,260
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2032	10	11,340
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	55	62,503
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	75	84,773
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	125	139,421
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	33,517
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	65	72,589
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	10	11,148
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	30	33,769
New York (City of), NY, Series 2020 B-1, GO Bonds	5.00%	10/01/2036	30	32,776
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	195	218,029
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	250	275,567
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	100	107,692
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	300	318,842
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	212,975
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	50	56,808
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	112,594
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2032	35	40,075
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	5.00%	06/15/2040	135	146,491
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	370	420,377
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	270	291,470
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	10	11,224
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	54,548
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	15	16,679
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	140	156,262
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,624
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	45	50,823
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	400	453,694
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	105,632
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	310,656
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	100	107,938
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	95	106,158
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	100	110,295
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	38,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	$100	$108,037
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	53,156
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	347,429
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	27,850
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	225	253,526
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	215	240,613
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	325	348,111
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	55	58,396
New York (State of) Dormitory Authority (Bid Group 4), Series 2019 A, Ref. RB	5.00%	03/15/2044	300	317,912
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	35	38,500
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	28,427
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	15	16,881
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	10	10,898
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	200,832
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	55	61,266
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	54,140
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	100,410
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	75,381
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	355,786
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	134,858
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	40	44,953
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	97,903
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	101,853
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	28,375
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2029	80	90,362
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	105,543

				8,035,227

North Carolina-1.59%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	83,966
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	190	214,806
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	16,866
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	104,822
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2029	50	56,528
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2029	15	16,958
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	95	106,701
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	45	50,493
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	22,281
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	53,152
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	30	33,851

				760,424

Ohio-2.81%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,647
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	56,090
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	22,738
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	60,603
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	164,893
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	56,996
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	60	66,321
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	248,682
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2039	100	109,862
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	180	201,348
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	93,804
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	125	137,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	$40	$43,175
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	50	57,156

				1,346,642

Oklahoma-0.05%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	25	24,763

Oregon-1.17%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	215,516
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	67,558
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	150	166,259
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	112,899

				562,232

Pennsylvania-4.94%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	40	43,643
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	25	25,089
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	100	98,404
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	35	38,929
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	105,395
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	82,755
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	35	38,259
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	200	204,986
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	50	48,926
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	59,668
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	150	168,858
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	35	39,427
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	101,679
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	340	358,869
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	30	31,178
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	39,006
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,333
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	27,316
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	119,809
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	106,471
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	21,151
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	115,646
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	120	132,456
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	133,414
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	45	43,918
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	148,687

				2,372,272

Rhode Island-0.75%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	315	361,722

South Carolina-0.44%
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	72,381
Spartanburg County School District No. 7, Series 2019 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	03/01/2048	130	137,459

				209,840

Tennessee-0.21%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	101,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-6.75%
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	$100	$106,484
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	40	44,802
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	111,775
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	40	43,702
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,662
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	169,146
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	113,814
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	30	33,767
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	22,552
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	67,592
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	56,388
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	39,548
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	125	139,190
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	26,637
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	82,484
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	82,627
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	157,841
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	38,633
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	110	123,214
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	50	51,164
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	22,105
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	200	215,552
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	10	11,349
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	140	149,910
Permanent University Fund - University of Texas System, Series 2022, RB	5.00%	07/01/2029	60	67,963
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	50	53,370
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	110	124,630
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,227
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	105	113,689
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	90,322
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2031	130	147,588
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	135	153,106
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	125	127,241
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	94,761
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligation	5.00%	03/01/2032	100	112,620
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	20	22,575
Webb (County of), TX, Series 2020, Ctfs. Of Obligation	4.00%	02/15/2045	15	14,347
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	148,081

				3,239,458

Utah-0.41%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	110,728
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	84,746

				195,474

Virginia-1.13%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	27,449
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	11,307
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	200	220,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	$30	$33,757
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	40	45,452
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	180	204,536

				542,615

Washington-3.32%
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	35	38,838
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	109,338
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	40,079
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	39,749
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	56,808
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	38,858
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	33,070
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	227,276
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	358,687
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	250	266,770
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	66,390
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	164,674
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	152,372

				1,592,909

West Virginia-0.64%
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	110	118,570
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	85	90,651
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	98,342

				307,563

Wisconsin-0.25%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	75	85,020
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	34,008

				119,028

TOTAL INVESTMENTS IN SECURITIES(d)-98.53% (Cost $48,647,929)				47,266,542
OTHER ASSETS LESS LIABILITIES-1.47%				706,935

NET ASSETS-100.00%				$47,973,477

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCU	-North Carolina Central university
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	15.08

General Fund	10.93

Water Revenue	8.90

College & University Revenue	8.08

Income Tax Revenue	7.50

Sales Tax Revenue	7.31

Lease Revenue	6.15

Health, Hospital, Nursing Home Revenue	5.82

Miscellaneous Revenue	5.80

Highway Tolls Revenue	5.52

Port, Airport & Marina Revenue	5.24

Electric Power Revenue	3.98

Appropriations	3.66

Revenue Types Each Less Than 3%	4.56

Other Assets Less Liabilities	1.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.17%
Alabama-1.50%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	$100	$114,756
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	100	112,656
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	100	102,682
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	221,841

				551,935

Arizona-2.14%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	111,181
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,866
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	135	146,526
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	250	281,321
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	227,301

				789,195

California-15.65%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	103,677
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	20	22,595
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	28,758
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	227,596
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	284,495
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	100	103,962
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	43,318
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	60	69,812
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	57,335
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	250	281,859
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	102,680
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	176,925
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	250	290,476
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	80	90,796
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	65,744
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	40	46,411
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2033	75	87,450
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	10	11,759
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	60	69,560
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	68,680
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	45	48,282
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	54,549
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	229,247
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	10	10,841
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	260	287,040
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	200	214,869
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	81,851
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	40	44,051
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	10	11,569
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	5	5,608
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	25	28,314
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	140	157,675
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	28,961
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	178,728
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	163,679
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	65	73,962
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	160	184,879
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	149,921
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	115	128,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	$90	$99,730
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	70	80,365
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	27,839
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	100	108,151
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	10	10,784
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	180	194,155
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	114,410
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	272,640
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	205	227,300
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	190	209,859
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	108,982

				5,770,525

Colorado-1.42%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	45,909
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	28,633
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	70	77,110
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	45	45,904
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	20	20,223
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	40	46,266
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	208,680
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	25	27,864
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	22,200

				522,789

Connecticut-2.91%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	111,559
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	269,228
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	251,670
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	250	250,954
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	165	189,142

				1,072,553

Delaware-1.81%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	287,554
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	108,361
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	272,899

				668,814

District of Columbia-2.22%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	10	11,417
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	10	11,515
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	218,423
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	188,831
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	57,576
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	112,391
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	218,802

				818,955

Florida-2.75%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	20	22,708
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	20	23,139
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	34,744
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	49,267
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	40,329
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2046	200	189,151
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	268,022
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	113,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	$50	$56,382
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	218,096

				1,015,199

Georgia-1.35%
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	10	11,552
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	65	75,276
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	10	11,607
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	20,791
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2030	35	39,826
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	15	17,159
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	250	285,276
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	36,147

				497,634

Hawaii-1.00%
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	132,082
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	45,848
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	189,123

				367,053

Illinois-4.05%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	145	150,423
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	35	35,606
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	10	11,561
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	222,869
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	235	247,178
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	15	17,112
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	198,940
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	608,646

				1,492,335

Indiana-1.04%
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	80	91,506
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 A, RB	3.00%	11/01/2030	150	133,657
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 B, RB	2.50%	11/01/2030	100	85,920
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	65	74,085

				385,168

Louisiana-0.58%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	15	16,842
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	78,304
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	119,968

				215,114

Maryland-3.27%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	106,513
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	35	40,337
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	45	51,139
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	143,613
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	286,912
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	200	227,378
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	15	17,308
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2030	45	51,997
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	20	23,110
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	109,164
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	147,946

				1,205,417

Massachusetts-6.21%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	55	61,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	$15	$10,448
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	370	400,342
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	300	320,710
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2036	190	212,678
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2040	225	246,869
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	265	285,909
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	113,576
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	37,361
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	29,338
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	177,231
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	269,346
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	122,754

				2,288,481

Michigan-1.56%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	235,917
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	15	17,432
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	185	214,328
Michigan (State of) Building Authority, Series 2020 I, Ref. RB	5.00%	10/15/2030	70	80,500
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	25	26,548

				574,725

Minnesota-0.75%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	56,845
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	155,386
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	25	29,062
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	30	34,489

				275,782

Missouri-1.10%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	125	145,253
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	260,527

				405,780

Nebraska-0.44%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	150	161,995

Nevada-0.22%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	70	80,032

New Jersey-2.04%
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	500	442,472
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	300	309,214

				751,686

New Mexico-0.22%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	50	57,374
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	20	22,980

				80,354

New York-21.72%
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	170,428
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	450	442,236
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	400	409,770
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	120	140,721
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	100	113,811
New York (City of), NY, Series 2008-1, GO Bonds	5.00%	04/01/2030	20	22,776
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	228,967
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	416,767
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	110	123,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	$95	$108,759
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	106,656
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	75	85,862
New York (City of), NY, Subseries 2019 L-6, GO Bonds	5.00%	04/01/2030	55	61,580
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	200	205,376
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	70	80,773
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	65	75,003
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2030	100	115,390
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2032	35	40,937
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	150	159,256
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	240	275,957
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	200	228,624
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	30	34,294
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	60	66,514
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	54,380
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	77,596
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	38,959
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	111,982
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	115	128,734
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	265	301,387
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	881,345
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	96,672
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	20	22,692
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	75	86,364
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	15	16,373
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,877
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	212,568
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	25	28,570
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	500	556,555
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	372,634
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	10	11,524
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	55	59,052
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	123,107
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	103,474
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	200	228,562
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	212,890
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	532,781
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	20	21,233

				8,008,804

North Carolina-2.65%
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	28,466
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	579,782
North Carolina (State of) Turnpike Authority, Series 2019, RB	5.00%	01/01/2043	250	257,656
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	113,186

				979,090

Ohio-1.92%
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	15	16,719
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	200	200,979
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	110	127,469
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	219,243
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	144,319

				708,729

Oregon-1.07%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	150	155,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	$65	$72,585
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	99,337
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	10	10,987
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	56,832

				394,955

Pennsylvania-1.70%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	25	28,613
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	242,236
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	322,515
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	30	34,321

				627,685

Rhode Island-0.05%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	15	16,849

South Carolina-0.48%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	98,142
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	80,297

				178,439

Tennessee-0.28%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	103,853

Texas-6.83%
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	85	97,494
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	28,180
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	200	190,800
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	268,092
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	56,790
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	162,030
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,638
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	133,999
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	40	38,701
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	60	62,383
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS -AMBAC)(a)	4.40%	05/01/2030	125	124,443
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	250	292,648
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	238,650
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	20	21,883
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	200	212,314
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	213,523
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	125	144,007
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	200	192,272

				2,518,847

Utah-0.54%
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	100	93,992
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	106,368

				200,360

Virginia-1.50%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	75,119
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	115,509
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	161,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	$25	$28,145
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	150	173,462

				553,585

Washington-4.73%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	116,429
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	138,303
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	251,537
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	109,934
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	85,811
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	35	36,917
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	15	17,046
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	115	129,534
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	81,334
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	25	27,050
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	56,674
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	164,952
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	124,136
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	87,938
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	32,606
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	70	80,787
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	90	103,315
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	101,583

				1,745,886

Wisconsin-0.47%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	150	173,148

TOTAL INVESTMENTS IN SECURITIES(b)-98.17% (Cost $37,447,219)				36,201,751
OTHER ASSETS LESS LIABILITIES-1.83%				675,466

NET ASSETS-100.00%				$36,877,217

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Ad Valorem Property Tax	17.98

Income Tax Revenue	11.26

Water Revenue	10.66

Sales Tax Revenue	10.60

Miscellaneous Revenue	9.17

General Fund	8.86

Electric Power Revenue	4.46

College & University Revenue	4.33

Highway Tolls Revenue	3.67

Lease Revenue	3.50

Transit Revenue	3.21

Revenue Types Each Less Than 3%	10.47

Other Assets Less Liabilities	1.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.50%
Alabama-0.41%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$60	$69,135

Arizona-1.38%
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	66,900
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	163,168

				230,068

Arkansas-0.71%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	117,834

California-14.86%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	10	11,692
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	5	5,743
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	15	17,407
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	110	118,251
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	250	264,675
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	156,196
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	20	23,527
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	100	110,965
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	50,011
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	35	41,221
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	11,703
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	15	17,703
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	5,878
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	154,792
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	25	28,883
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	28,432
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	50	54,408
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	55,007
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	25,795
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,680
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	45	48,420
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	250	282,236
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	30	32,778
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	100	107,896
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB	5.00%	07/01/2041	50	55,159
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	110	129,589
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	112,829
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,216
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	22,262
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	60	65,934
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,617
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,672
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	262,830
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	25	27,201
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,287
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	65	64,679
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	10	11,538
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	5	5,827

				2,476,939

Colorado-1.21%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,617
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	10	11,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	$5	$4,988
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	9,691
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	10	11,650
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	86,585
Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	65,633

				201,694

Connecticut-1.31%
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	5	5,713
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	15	16,130
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	25	28,845
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	22,966
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	130	132,501
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	10	11,555

				217,710

Delaware-0.93%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	155,258

District of Columbia-2.28%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	15	17,230
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	70,664
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	25	28,106
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	40	45,780
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,619
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,859
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	175	191,275

				380,533

Florida-2.45%
Central Florida Expressway Authority, Series 2021 D, RB.	5.00%	07/01/2031	15	17,468
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	5	5,168
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	200	198,283
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	10	11,777
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	35,278
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	20,123
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	98,222
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,463
Pasco (County Of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	17,270

				408,052

Georgia-1.95%
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	17,429
Georgia (State of) (Bid Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	188,941
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	118,002

				324,372

Hawaii-0.26%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	40	43,969

Illinois-5.55%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	286,090
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	85,042
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,790
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	190	190,601
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	50	50,525
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	40	42,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	$10	$11,297
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	254,017

				925,105

Indiana-2.18%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	100	109,048
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	35,056
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	22,387
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	34,660
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	112,008
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	50,334

				363,493

Maryland-3.83%
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	10	11,528
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	250	287,819
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	38,661
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	53,796
Maryland (State of) Transportation Authority, Series 2020, RB.	5.00%	07/01/2031	15	17,330
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	120	129,982
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	99,474

				638,590

Massachusetts-5.36%
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	170,157
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	382,616
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	300	323,737
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	16,096

				892,606

Michigan-2.84%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	15	17,452
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	200	235,362
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	60,937
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	53,161
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	107,132

				474,044

Minnesota-0.53%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	35	40,642
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,732

				88,374

Montana-1.49%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	250	247,752

Nevada-0.07%
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,486

New Jersey-2.64%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	275,459
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	50	55,951
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	100	108,048

				439,458

New Mexico-0.70%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	100	116,454

New York-20.38%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	29,056
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	25	27,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	$300	$327,924
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,983
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	35	40,978
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	20,377
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	15	14,898
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	5	4,915
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	90	87,518
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	258,419
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	35	40,058
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	100	111,925
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	122,742
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	15	16,759
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	177,850
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	9,454
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	55,973
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	45	48,613
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	58,561
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	100	117,189
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,242
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	46,237
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	30	34,678
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	40	46,449
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	80	90,595
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	90	100,933
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	215	250,321
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	150	171,565
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,692
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	22,450
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	150	173,307
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	10	11,346
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	65	72,536
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	30	29,435
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	79,932
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	124,683
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25	26,695
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	11,082
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	11,010
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	450	480,179

				3,396,290

North Carolina-1.29%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	45	51,634
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	45,720
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	16,057
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	100,745

				214,156

Ohio-2.84%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	100,539
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,904
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	36,130
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	105,929
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	53,514
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	155	168,437

				473,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.64%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	$100	$106,106

Pennsylvania-2.23%
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	20	23,106
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	52,275
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	99,914
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	95	101,055
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	90	95,181

				371,531

South Carolina-0.65%
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	107,595

Tennessee-1.58%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	113,555
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	100	108,209
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	32,256
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	9,504

				263,524

Texas-5.08%
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	55	63,978
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	68,247
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	40	42,966
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2046	100	103,088
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	329,187
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	76,613
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	10	10,846
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	32,128
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	34,552
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	25	29,250
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	40	46,192
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	10	9,989

				847,036

Utah-2.07%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	5	5,860
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	250	270,908
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	65	68,743

				345,511

Virginia-1.33%
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	5	5,874
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	30	35,118
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	51,915
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	129,020

				221,927

Washington-6.19%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	50	58,280
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	58,111
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	271,673
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	161,922
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	10,405
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,385
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	278,071
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	181,317

				1,031,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-0.32%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	$50	$53,381

Wisconsin-0.96%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	140	160,246

TOTAL INVESTMENTS IN SECURITIES(b)-98.50% (Cost $17,228,366)				16,414,846
OTHER ASSETS LESS LIABILITIES-1.50%				250,125

NET ASSETS-100.00%				$16,664,971

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Sales Tax Revenue	15.57

Ad Valorem Property Tax	13.31

General Fund	8.75

Electric Power Revenue	8.65

Miscellaneous Revenue	8.48

Highway Tolls Revenue	8.13

Water Revenue	7.83

Lease Revenue	5.64

Income Tax Revenue	4.97

Port, Airport & Marina Revenue	4.83

Appropriations	3.40

Revenue Types Each Less Than 3%	8.94

Other Assets Less Liabilities	1.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

February 28, 2023

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.13%

Alabama-2.15%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	$100	$107,405

Arizona-0.46%
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	23,101

California-13.53%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	33,429
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	50	59,560
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	5	5,870
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,388
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	278,355
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	10	11,195
California (State of) Infrastructure & Economic Development Bank, Series 2022, RB	5.00%	10/01/2052	100	110,539
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	125	138,511
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	11,170
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	15	16,531

				676,548

Colorado-2.56%
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	10	11,736
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	5	5,668
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	110,767

				128,171

District of Columbia-2.87%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	5	5,569
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	27,716
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	100	110,349

				143,634

Florida-9.58%
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	52,419
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	97,288
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	107,767
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	109,356
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	112,157

				478,987

Georgia-2.46%
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	15	17,324
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,813
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,094
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	77,839

				123,070

Illinois-8.89%
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2047	50	52,704
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2051	50	52,453
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	100	104,802
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	220	234,470

				444,429

Indiana-0.44%
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	5	5,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	$10	$10,554
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	5	5,718

				22,085

Maryland-1.41%
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	20	23,405
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	40	47,257

				70,662

Massachusetts-4.32%
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	200	216,211

Missouri-1.34%
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	67,037

Nevada-0.78%
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	20	19,312
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	19,650

				38,962

New Jersey-1.07%
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	53,440

New York-22.69%
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	50	49,703
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	228,903
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	350	402,921
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	15	16,899
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	10	11,127
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1), Series 2022 C, RB	5.00%	03/15/2053	125	134,224
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	109,630
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	154,389
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	25	26,953

				1,134,749

North Carolina-0.12%
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	5	5,939

Oklahoma-2.26%
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	100	113,205

Pennsylvania-3.18%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	29,405
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	10	11,759
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	16,281
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	90	101,849

				159,294

South Carolina-0.99%
South Carolina (State of) Transportation Infrastructure Bank, Series 2012 B, Ref. RB	3.38%	10/01/2032	50	49,512

Texas-9.77%
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	65,299
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	5	5,365
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	10	10,723
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	107,405
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	108,326
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	55,459
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	106,191
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	30	29,774

				488,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-1.02%
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	$45	$51,087

Virginia-2.80%
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	120	117,377
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	22,550

				139,927

Washington-3.44%
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds
(CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	20	23,635
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	125	137,305
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	10	10,964

				171,904

TOTAL INVESTMENTS IN SECURITIES(b)-98.13% (Cost $4,906,330)				4,907,901
OTHER ASSETS LESS LIABILITIES-1.87%				93,694

NET ASSETS-100.00%				$5,001,595

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 28, 2023
Ad Valorem Property Tax	16.86
Income Tax Revenue	16.36
Highway Tolls Revenue	12.20
Water Revenue	9.68
Miscellaneous Revenue	7.74
General Fund	7.32
Health, Hospital, Nursing Home Revenue	6.59
Lease Revenue	5.92
Electric Power Revenue	4.92
Revenue Types Each Less Than 3%	10.54
Other Assets Less Liabilities	1.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

233

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

February 28, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-80.23%
Brazil-5.81%
Banco do Brasil S.A.
4.88%, 04/19/2023(a)	$200,000	$199,594
4.88%, 04/19/2023(a)	200,000	199,594
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	200,000	199,837
5.75%, 09/26/2023(a)	200,000	199,837
Itau Unibanco Holding S.A.
5.13%, 05/13/2023(a)	400,000	398,956
5.13%, 05/13/2023(a)	300,000	299,217

		1,497,035

Chile-1.74%
Inversiones CMPC S.A.
4.38%, 05/15/2023(a)	200,000	199,400
4.38%, 05/15/2023(a)	250,000	249,250

		448,650

China-8.48%
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/2023(a)	200,000	199,523
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	199,110
CNPC General Capital Ltd.
3.40%, 04/16/2023(a)	200,000	199,535
3.40%, 04/16/2023(a)	200,000	199,535
Industrial & Commercial Bank of China Ltd.
1.00%, 07/20/2023(a)	200,000	196,770
1.00%, 09/09/2023(a)	200,000	195,724
Sinopec Group Overseas Development (2013) Ltd.
4.38%, 10/17/2023(a)	200,000	198,598
4.38%, 10/17/2023(a)	200,000	198,598
State Grid Overseas Investment (2013) Ltd., 3.13%, 05/22/2023(a)	200,000	199,059
State Grid Overseas Investment BVI Ltd.
3.75%, 05/02/2023(a)	200,000	199,441
3.75%, 05/02/2023(a)	200,000	199,440

		2,185,333

Colombia-0.77%
Colombia Government International Bond, 2.63%, 03/15/2023.	200,000	199,488

Egypt-1.13%
Egypt Government International Bond, 4.55%, 11/20/2023(a)	300,000	290,799

Hungary-1.17%
Hungary Government International Bond, 5.75%, 11/22/2023	300,000	300,771

India-4.62%
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	200,000	198,000
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	400,000	399,729
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	400,000	394,200
Shriram Finance Ltd., 5.10%, 07/16/2023(a)	200,000	198,470

		1,190,399

	Principal Amount	Value
Indonesia-8.53%
Indonesia Government International Bond
3.38%, 04/15/2023(a)	$200,000	$199,560
3.38%, 04/15/2023(a)	400,000	399,120
5.38%, 10/17/2023(a)	200,000	200,528
5.38%, 10/17/2023(a)	200,000	200,528
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/2023(a)	300,000	300,000
3.75%, 03/01/2023(a)	200,000	200,000
PT Pertamina (Persero)
4.30%, 05/20/2023(a)	400,000	399,000
4.30%, 05/20/2023(a)	300,000	299,250

		2,197,986

Ireland-0.39%
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	99,918

Mexico-2.12%
Alpek S.A.B. de C.V., 5.38%, 08/08/2023(a)	200,000	199,122
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	199,258
Petroleos Mexicanos, 4.63%, 09/21/2023	150,000	148,608

		546,988

Peru-1.94%
Banco de Credito del Peru S.A.
4.25%, 04/01/2023(a)	200,000	199,944
4.25%, 04/01/2023(a)	300,000	299,916

		499,860

Philippines-5.42%
BDO Unibank, Inc., 2.95%, 03/06/2023(a)	1,200,000	1,195,895
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	199,650

		1,395,545

Poland-1.82%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	470,000	469,735

Qatar-6.19%
AKCB Finance Ltd., 4.75%, 10/09/2023(a)	200,000	199,040
CBQ Finance Ltd., 5.00%, 05/24/2023(a)	200,000	199,766
Qatar Government International Bond
3.88%, 04/23/2023(a)	800,000	798,460
3.88%, 04/23/2023(a)	400,000	399,230

		1,596,496

Russia-0.36%
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	93,000
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/2023(a)(b)	650,000	0

		93,000

Saudi Arabia-2.27%
SABIC Capital II B.V., 4.00%, 10/10/2023(a)	200,000	198,368
Saudi Arabian Oil Co., 1.25%, 11/24/2023(a)	400,000	387,886

		586,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

234

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
South Africa-2.22%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	$200,000	$199,250
6.75%, 08/06/2023(a)	200,000	199,250
Growthpoint Properties International Pty. Ltd., 5.87%, 05/02/2023(a)	175,000	174,230

		572,730

Supranational-7.19%
Asian Development Bank
2.75%, 03/17/2023	400,000	399,684
0.25%, 07/14/2023	435,000	427,365
0.25%, 10/06/2023	400,000	388,455
Asian Infrastructure Investment Bank (The), 0.25%, 09/29/2023.	250,000	243,048
IDB Trust Services Ltd., 3.39%, 09/26/2023(a)	400,000	395,418

		1,853,970

Thailand-1.55%
Bangkok Bank PCL, 5.00%, 10/03/2023(a)	200,000	199,487
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	198,899

		398,386

Turkey-8.92%
Arcelik A.S., 5.00%, 04/03/2023(a)	200,000	199,849
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	200,000	200,150
5.00%, 04/06/2023(a)	300,000	300,225
KOC Holding A.S.
5.25%, 03/15/2023(a)	200,000	199,970
5.25%, 03/15/2023(a)	200,000	199,970
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	200,000	198,520
Turkey Government International Bond
3.25%, 03/23/2023.	200,000	200,174
7.25%, 12/23/2023	300,000	301,067
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	200,093
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	100,000	99,889
6.10%, 03/16/2023(a)	200,000	199,778

		2,299,685

United Arab Emirates-7.59%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(a)	400,000	390,847
0.75%, 09/02/2023(a)(c)	375,000	366,420

	Principal Amount	Value
United Arab Emirates-(continued)
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	$200,000	$199,852
4.00%, 03/29/2023(a)	200,000	199,847
DP World Crescent Ltd.
3.91%, 05/31/2023(a)	200,000	199,288
3.91%, 05/31/2023(a)	200,000	199,288
Noor Sukuk Co. Ltd., 4.47%, 04/24/2023(a)	200,000	199,743
SIB Sukuk Co. III Ltd., 4.23%, 04/18/2023(a)	200,000	199,538

		1,954,823

Total U.S. Dollar Denominated Bonds & Notes (Cost $21,651,818)		20,677,851

U.S. Treasury Securities-10.06%
U.S. Treasury Bills-10.06%(d)
4.53%, 03/28/2023 (Cost $2,591,201)	2,600,000	2,591,200
	Shares
Money Market Funds-8.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $2,225,250)	2,225,250	2,225,250

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.92% (Cost $26,468,269)		25,494,301

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.11%
Invesco Private Government Fund, 4.58%(e)(f)(g)	8,122	8,122
Invesco Private Prime Fund, 4.83%(e)(f)(g)	20,879	20,883

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,005)		29,005

TOTAL INVESTMENTS IN SECURITIES-99.03% (Cost $26,497,274)		25,523,306
OTHER ASSETS LESS LIABILITIES-0.97%		248,954

NET ASSETS-100.00%		$25,772,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

235

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $17,400,346, which represented 67.52% of the Fund’s Net Assets.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$123,832	$5,487,359	$(3,385,941)	$-	$-	$2,225,250	$10,150

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	84,954	(76,832)	-	-	8,122	245	*

Invesco Private Prime Fund	-	217,422	(196,558)	-	19	20,883	664	*

Total	$123,832	$5,789,735	$(3,659,331)	$-	$19	$2,254,255	$11,059

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	33.48

Sovereign Debt	22.19

Energy	10.20

[No caption available]	10.06

Materials	4.05

Utilities	3.85

Industrials	3.10

Sector Types Each Less Than 3%	3.36

Money Market Funds Plus Other Assets Less Liabilities	9.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

236

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

February 28, 2023

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.65%
Brazil-4.94%
Banco do Brasil S.A.
4.75%, 03/20/2024(a)	$200,000	$196,850
4.75%, 03/20/2024(a)	200,000	196,850
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/2024(a)	200,000	197,709
Banco Votorantim S.A.
4.50%, 09/24/2024(a)	200,000	193,951
4.50%, 09/24/2024(a)	200,000	193,951
Brazilian Government International Bond, 8.88%, 04/15/2024	100,000	103,677
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	203,224
Petrobras Global Finance B.V., 6.25%, 03/17/2024	90,000	90,358
Rio Oil Finance Trust
Series 2014-1, 9.25%, 07/06/2024(a)	112,262	113,954
Series 2014-1, 9.25%, 07/06/2024(a)	168,393	170,931

		1,661,455

Chile-1.12%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	200,000	195,020
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	200,000	180,970

		375,990

China-8.67%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	193,655
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	191,103
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/2024(a)	200,000	195,247
China Construction Bank Corp., 0.86%, 04/22/2024(a)	200,000	190,072
China Government International Bond, 0.75%, 10/26/2024(a)	200,000	186,844
CNAC HK Finbridge Co. Ltd., 3.38%, 06/19/2024(a)	200,000	194,218
CNOOC Finance (2014) ULC, 4.25%, 04/30/2024	200,000	197,286
Export-Import Bank of China (The)
3.63%, 07/31/2024(a)	200,000	195,822
3.63%, 07/31/2024(a)	200,000	195,822
Sinopec Group Overseas Development (2014) Ltd., 4.38%, 04/10/2024(a)	200,000	197,886
Sinopec Group Overseas Development (2018) Ltd., 2.50%, 08/08/2024(a)	200,000	192,456
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	197,181
4.13%, 05/07/2024(a)	200,000	197,181
Tencent Holdings Ltd.
3.28%, 04/11/2024(a)	200,000	195,139
3.28%, 04/11/2024(a)	200,000	195,148

		2,915,060

	Principal Amount	Value
Colombia-2.22%
Colombia Government International Bond
4.00%, 02/26/2024	$400,000	$393,694
8.13%, 05/21/2024	150,000	154,274
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	197,305

		745,273

Egypt-3.83%
Egypt Government International Bond
6.20%, 03/01/2024(a)	200,000	193,446
6.20%, 03/01/2024(a)	350,000	338,531
5.75%, 05/29/2024(a)	200,000	190,500
5.75%, 05/29/2024(a)	200,000	190,500
6.75%, 11/10/2024(a)	400,000	375,940

		1,288,917

Hong Kong-0.59%
Bocom Leasing Management Hong Kong Co. Ltd., 4.38%, 01/22/2024(a)	200,000	197,528

Hungary-1.19%
Hungary Government International Bond, 5.38%, 03/25/2024	400,000	399,820

India-6.21%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	200,000	199,514
Adani Green Energy Ltd.
4.38%, 09/08/2024(a)	200,000	162,417
4.38%, 09/08/2024(a)	200,000	162,417
Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)	200,000	188,750
Bharti Airtel International Netherlands B.V.
5.35%, 05/20/2024(a)	200,000	199,002
5.35%, 05/20/2024(a)	200,000	199,002
Export-Import Bank of India, 3.88%, 03/12/2024(a)	200,000	196,443
JSW Steel Ltd., 5.95%, 04/18/2024(a)	200,000	198,000
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	197,163
Shriram Finance Ltd.
4.40%, 03/13/2024(a)	200,000	193,918
4.40%, 03/13/2024(a)(b)	200,000	193,918

		2,090,544

Indonesia-9.89%
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	200,000	194,491
Indonesia Government International Bond
5.88%, 01/15/2024(a)	400,000	404,000
5.88%, 01/15/2024(a)	350,000	353,500
4.45%, 02/11/2024	200,000	199,170
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/2024(a)	200,000	196,519
Perusahaan Penerbit SBSN Indonesia III
3.90%, 08/20/2024(a)	200,000	197,465
3.90%, 08/20/2024(a)	200,000	197,465
4.35%, 09/10/2024(a)	200,000	199,350
4.35%, 09/10/2024(a)	400,000	398,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

237

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Indonesia-(continued)
PT Bank Mandiri (Persero) Tbk, 3.75%, 04/11/2024(a)	$200,000	$195,495
PT Bank Rakyat Indonesia (Persero) Tbk, 3.95%, 03/28/2024(a)	200,000	196,469
PT Pelabuhan Indonesia III (Persero), 4.88%, 10/01/2024(a)	200,000	197,500
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	200,000	198,501
5.13%, 05/16/2024(a)	200,000	198,501

		3,327,126

Ireland-0.73%
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(a)	150,000	148,266
5.50%, 02/15/2024(a)	100,000	98,825

		247,091

Malaysia-0.59%
RHB Bank Bhd., 3.77%, 02/19/2024(a)	200,000	196,661

Mexico-6.88%
Alfa S.A.B. de C.V., 5.25%, 03/25/2024(a)	200,000	200,004
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	200,000	196,138
4.13%, 06/06/2024(a)	350,000	343,241
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	200,000	197,592
4.88%, 01/15/2024(a)(b)	200,000	197,592
Gruma S.A.B. de C.V.
4.88%, 12/01/2024(a)	200,000	197,950
4.88%, 12/01/2024(a)	200,000	197,950
Grupo Bimbo S.A.B. de C.V., 3.88%, 06/27/2024(a)	200,000	195,477
Petroleos Mexicanos, 4.88%, 01/18/2024(b)	200,000	197,180
Trust Fibra Uno
5.25%, 12/15/2024(a)	200,000	196,207
5.25%, 12/15/2024(a)	200,000	196,207

		2,315,538

Philippines-3.33%
Bank of the Philippine Islands, 2.50%, 09/10/2024(a)	200,000	191,798
Philippine Government International Bond, 4.20%, 01/21/2024	300,000	297,000
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	191,303
Power Sector Assets and Liabilities Management Corp.
7.39%, 12/02/2024(a)	200,000	207,505
7.39%, 12/02/2024(a)	225,000	233,444

		1,121,050

Poland-1.18%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	395,432

Qatar-4.67%
Qatar Government International Bond
3.38%, 03/14/2024(a)	400,000	392,441
3.38%, 03/14/2024(a)	500,000	490,551
QIB Sukuk Ltd., 3.98%, 03/26/2024(a)	300,000	295,920

	Principal Amount	Value
Qatar-(continued)
QIIB Senior Sukuk Ltd., 4.26%, 03/05/2024(a)	$200,000	$197,730
QNB Finance Ltd., 3.50%, 03/28/2024(a)	200,000	195,830

		1,572,472

Saudi Arabia-7.25%
SA Global Sukuk Ltd., 0.95%, 06/17/2024(a)(b)	200,000	189,089
Samba Funding Ltd., 2.75%, 10/02/2024(a)	400,000	383,507
Saudi Arabian Oil Co., 2.88%, 04/16/2024(a)	600,000	583,056
Saudi Electricity Global Sukuk Co. - 3
4.00%, 04/08/2024(a)	500,000	492,262
4.00%, 04/08/2024(a)	400,000	393,810
Saudi Electricity Global Sukuk Co. - 4, 4.22%, 01/27/2024(a)	400,000	395,960

		2,437,684

South Africa-3.21%
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	193,800
4.76%, 11/11/2024(a)	200,000	193,800
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	300,000	296,387
Sasol Financing USA LLC, 5.88%, 03/27/2024	400,000	395,712

		1,079,699

Supranational-8.66%
African Export-Import Bank (The), 4.13%, 06/20/2024(a)	200,000	194,690
Asian Development Bank
2.63%, 01/30/2024	350,000	341,448
1.63%, 03/15/2024	100,000	96,348
0.38%, 06/11/2024	350,000	329,357
4.13%, 09/27/2024	200,000	196,934
0.63%, 10/08/2024	250,000	233,182
1.50%, 10/18/2024	200,000	189,043
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	200,000	192,934
Black Sea Trade & Development Bank, 3.50%, 06/25/2024(a)	200,000	185,688
IDB Trust Services Ltd.
2.84%, 04/25/2024(a)	400,000	387,750
1.96%, 10/02/2024(a)	400,000	379,322
New Development Bank (The), 0.63%, 07/22/2024(a)	200,000	186,646

		2,913,342

Taiwan-0.58%
Competition Team Technologies Ltd., 3.75%, 03/12/2024(a)	200,000	196,171

Thailand-1.17%
Bangkok Bank PCL, 4.05%, 03/19/2024(a)	200,000	197,051
Siam Commercial Bank PCL (The), 3.90%, 02/11/2024(a)	200,000	197,156

		394,207

Turkey-9.49%
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	189,147
Mersin Uluslararasi Liman Isletmeciligi A.S.
5.38%, 11/15/2024(a)	200,000	191,947
5.38%, 11/15/2024(a)	200,000	191,947

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

238

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Turkey-(continued)
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	$200,000	$201,020
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	188,770
Turkey Government International Bond
5.75%, 03/22/2024	200,000	195,670
6.35%, 08/10/2024	400,000	390,585
5.60%, 11/14/2024	600,000	573,180
Turkiye Ihracat Kredi Bankasi A.S., 8.25%, 01/24/2024(a)	200,000	198,840
Turkiye Is Bankasi A.S.
6.13%, 04/25/2024(a)	100,000	97,538
6.13%, 04/25/2024(a)	200,000	195,076
Turkiye Petrol Rafinerileri A.S.
4.50%, 10/18/2024(a)	200,000	190,052
4.50%, 10/18/2024(a)	200,000	190,052
Turkiye Vakiflar Bankasi T.A.O., 8.13%, 03/28/2024(a)	200,000	199,628

		3,193,452

United Arab Emirates-10.08%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(a)	200,000	190,812
2.13%, 09/30/2024(a)	300,000	286,218
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	196,464
BOS Funding Ltd., 4.00%, 09/18/2024(a)	200,000	192,751
DAE Funding LLC
1.55%, 08/01/2024(a)	200,000	187,369
1.55%, 08/01/2024(a)	200,000	187,369
DIFC Sukuk Ltd., 4.33%, 11/12/2024(a)	200,000	197,336
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	197,750
Emirates Development Bank PJSC, 3.52%, 03/06/2024(a)	200,000	195,919
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	200,000	195,843
Fab Sukuk Co. Ltd., 3.88%, 01/22/2024(a)	200,000	197,258
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	197,620
Mashreqbank PSC, 4.25%, 02/26/2024(a)	200,000	196,981

	Principal Amount	Value
United Arab Emirates-(continued)
MDGH GMTN (RSC) Ltd.
3.00%, 04/19/2024(a)	$200,000	$194,593
2.50%, 11/07/2024(a)	200,000	190,824
2.50%, 11/07/2024(a)	200,000	190,824
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	196,000

		3,391,931

Vietnam-1.17%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	400,000	393,419

Total U.S. Dollar Denominated Bonds & Notes (Cost $33,896,647)		32,849,862

	Shares
Money Market Funds-1.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $374,800)	374,800	374,800

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.76% (Cost $34,271,447)		33,224,662

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.82%
Invesco Private Government Fund, 4.58%(c)(d)(e)	170,943	170,943
Invesco Private Prime Fund, 4.83%(c)(d)(e)	439,488	439,576

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $610,534)		610,519

TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $34,881,981)		33,835,181
OTHER ASSETS LESS LIABILITIES-(0.58)%		(194,779)

NET ASSETS-100.00%		$33,640,402

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $26,797,536, which represented 79.66% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$1,441,337	$(1,066,537)	$-	$-	$374,800	$2,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

239

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)–(continued)

February 28, 2023

(Unaudited)

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$463,653	$669,623	$(962,333)	$-	$-	$170,943	$3,548	*

Invesco Private Prime Fund	1,192,252	1,138,902	(1,891,587)	(100)	109	439,576	9,709	*

Total	$1,655,905	$3,249,862	$(3,920,457)	$(100)	$109	$985,319	$15,798

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	36.41

Sovereign Debt	26.61

Utilities	10.05

Energy	7.19

Communication Services	5.18

Industrials	4.60

Sector Types Each Less Than 3%	7.61

Money Market Funds Plus Other Assets Less Liabilities	2.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

240

(This Page Intentionally Left Blank)

241

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Assets:
Unaffiliated investments in securities, at value(a)	$2,480,892,928	$3,925,774,397	$2,431,974,315	$1,656,779,505
Affiliated investments in securities, at value	286,952,040	231,292,902	289,327,376	173,662,263
Cash	5,852,520	-	-	-
Deposits with brokers:
Cash segregated as collateral	-	303,333	809,429	-
Receivable for:
Dividends and interest	21,184,181	34,933,628	22,585,143	14,276,217
Securities lending	3,470	28,632	46,714	29,236
Investments sold	-	-	-	-
Fund shares sold	-	287,923	160,196,295	11,301,576

Total assets	2,794,885,139	4,192,620,815	2,904,939,272	1,856,048,797

Liabilities:
Due to custodian	-	14,770	-	-
Payable for:
Investments purchased	67,656,855	287,923	160,097,272	11,293,020
Collateral upon return of securities loaned	-	227,940,974	287,575,443	172,200,589
Collateral upon receipt of securities in-kind	-	303,333	809,429	-
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	193,040	301,990	172,537	127,282
Accrued tax expenses	-	-	-	-

Total liabilities	67,849,895	228,848,990	448,654,681	183,620,891

Net Assets	$2,727,035,244	$3,963,771,825	$2,456,284,591	$1,672,427,906

Net assets consist of:
Shares of beneficial interest	$2,751,295,627	$4,092,141,134	$2,563,058,502	$1,771,847,399
Distributable earnings (loss)	(24,260,383)	(128,369,309)	(106,773,911)	(99,419,493)

Net Assets	$2,727,035,244	$3,963,771,825	$2,456,284,591	$1,672,427,906

Shares outstanding (unlimited amount authorized, $0.01 par value)	129,600,000	193,650,000	122,400,000	88,800,000
Net asset value	$21.04	$20.47	$20.07	$18.83

Market price	$21.05	$20.48	$20.09	$18.85

Unaffiliated investments in securities, at cost	$2,503,482,260	$4,048,372,262	$2,536,282,439	$1,754,823,842

Affiliated investments in securities, at cost	$286,952,040	$231,296,441	$289,333,360	$173,664,611

(a) Includes securities on loan with an aggregate value of:	$-	$220,096,171	$278,209,136	$166,908,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

242

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

$790,865,110	$514,116,859	$225,739,315	$161,663,693	$98,314,561	$29,350,311	$696,749,060
197,226,065	98,594,931	31,336,866	21,672,620	2,518,217	484,612	33,056,551
-	-	-	-	-	-	2,059,687

256,993	184,904	1,139,937	422,891	120,272	-	-

8,039,850	5,314,439	2,706,213	1,319,528	893,234	363,674	10,299,329
45,043	20,114	9,799	3,569	1,557	190	15,965
-	-	-	-	-	-	1,642,276
242,919	8,946,928	25,730	4,818,321	33,123	5,942,211	-

996,675,980	627,178,175	260,957,860	189,900,622	101,880,964	36,140,998	743,822,868

-	-	-	-	-	-	-

242,919	8,987,653	25,730	4,825,102	33,123	5,946,192	2,059,687
195,828,060	98,190,874	31,187,963	21,608,431	2,462,543	476,487	2,320,243
256,993	184,904	1,139,937	422,891	120,272	-	-
-	-	-	-	-	-	70,207
59,875	38,942	16,879	12,112	7,326	1,785	233,628
-	-	-	-	-	1,009	-

196,387,847	107,402,373	32,370,509	26,868,536	2,623,264	6,425,473	4,683,765

$800,288,133	$519,775,802	$228,587,351	$163,032,086	$99,257,700	$29,715,525	$739,139,103

$851,491,667	$557,482,163	$253,247,038	$178,740,401	$105,452,614	$30,337,920	$794,053,468
(51,203,534)	(37,706,361)	(24,659,687)	(15,708,315)	(6,194,914)	(622,395)	(54,914,365)

$800,288,133	$519,775,802	$228,587,351	$163,032,086	$99,257,700	$29,715,525	$739,139,103

42,300,000	26,550,001	12,900,001	10,200,001	6,300,001	1,500,001	31,500,000
$18.92	$19.58	$17.72	$15.98	$15.76	$19.81	$23.46

$18.94	$19.60	$17.74	$15.98	$15.76	$19.82	$23.48

$841,685,791	$550,804,986	$250,150,618	$177,140,306	$104,853,899	$29,914,451	$699,637,398

$197,231,844	$98,599,160	$31,338,845	$21,674,118	$2,518,407	$484,612	$33,056,715

$189,317,963	$94,962,139	$30,074,521	$20,930,463	$2,389,990	$462,714	$2,228,744

243

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Assets:
Unaffiliated investments in securities, at value(a)	$523,793,429	$453,753,379	$257,654,302	$80,157,596
Affiliated investments in securities, at value	168,348,681	44,602,683	44,064,058	12,973,941
Cash	96,890	1,352,138	52,560	-
Deposits with brokers:
Cash segregated as collateral	-	1,117,269	-	115,569
Receivable for:
Dividends and interest	8,878,619	8,140,113	4,225,787	1,385,131
Securities lending	169,212	7,328	26,987	7,510
Investments sold	-	10,974,722	3,072,994	231,418
Fund shares sold	-	3,297,847	4,528,254	107,092
Other assets	-	-	-	-

Total assets	701,286,831	523,245,479	313,624,942	94,978,257

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Investments purchased	16,856,416	9,818,186	7,666,581	107,092
Collateral upon return of securities loaned	116,335,340	40,568,439	43,231,432	12,941,318
Collateral upon receipt of securities in-kind	-	1,117,269	-	115,568
Accrued unitary management fees	178,857	147,439	82,384	26,011

Total liabilities	133,370,613	51,651,333	50,980,397	13,189,989

Net Assets	$567,916,218	$471,594,146	$262,644,545	$81,788,268

Net assets consist of:
Shares of beneficial interest	$616,053,726	$502,330,499	$283,945,799	$88,428,517
Distributable earnings (loss)	(48,137,508)	(30,736,353)	(21,301,254)	(6,640,249)

Net Assets	$567,916,218	$471,594,146	$262,644,545	$81,788,268

Shares outstanding (unlimited amount authorized, $0.01 par value)	25,400,000	21,100,000	11,600,001	3,800,001
Net asset value	$22.36	$22.35	$22.64	$21.52

Market price	$22.38	$22.36	$22.63	$21.51

Unaffiliated investments in securities, at cost	$536,062,453	$470,926,964	$272,145,385	$84,877,945

Affiliated investments in securities, at cost	$168,354,288	$44,605,191	$44,066,709	$12,974,789

(a) Includes securities on loan with an aggregate value of:	$111,725,115	$38,642,194	$41,518,052	$12,425,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

244

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

$34,808,629	$13,764,554	$4,713,587	$166,480,765	$167,506,192	$136,108,292	$96,672,992
4,383,845	586,570	18,783	-	-	-	-
-	-	-	4,178,595	404,359	68,503	309,542

-	-	-	-	-	-	-

531,857	219,200	77,510	1,997,071	2,008,100	1,655,808	1,100,603
3,022	543	3	-	-	-	-
125,513	60,123	39,338	276,783	-	-	40,681
-	-	-	-	-	-	-
-	-	-	236	-	-	-

39,852,866	14,630,990	4,849,221	172,933,450	169,918,651	137,832,603	98,123,818

16,826	-	-	-	-	-	-

-	-	-	5,000,294	-	100,238	90,538
4,384,034	542,639	-	-	-	-	-
-	-	-	-	-	-	-
11,513	4,605	1,587	23,222	23,392	18,845	13,377

4,412,373	547,244	1,587	5,023,516	23,392	119,083	103,915

$35,440,493	$14,083,746	$4,847,634	$167,909,934	$169,895,259	$137,713,520	$98,019,903

$39,166,335	$15,869,176	$5,000,025	$168,729,981	$172,137,395	$141,193,369	$100,692,864
(3,725,842)	(1,785,430)	(152,391)	(820,047)	(2,242,136)	(3,479,849)	(2,672,961)

$35,440,493	$14,083,746	$4,847,634	$167,909,934	$169,895,259	$137,713,520	$98,019,903

1,700,001	700,001	200,001	6,700,001	6,900,001	5,700,001	4,200,001
$20.85	$20.12	$24.24	$25.06	$24.62	$24.16	$23.34

$20.87	$20.12	$24.28	$25.09	$24.70	$24.23	$23.41

$38,090,450	$15,337,699	$4,792,381	$167,375,276	$169,848,928	$139,266,901	$99,075,784

$4,384,034	$586,613	$18,783	$-	$-	$-	$-

$4,186,354	$519,975	$-	$-	$-	$-	$-

245

Statements of Assets and Liabilities–(continued)

February 28, 2023

(Unaudited)

	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
Assets:
Unaffiliated investments in securities, at value(a)	$78,529,784	$61,742,713	$47,266,542	$36,201,751
Affiliated investments in securities, at value	-	-	-	-
Cash.	230,393	107,343	163,514	271,092
Foreign currencies, at value	-	-	-	-
Receivable for:
Dividends and interest	861,265	712,633	550,149	409,302
Securities lending	-	-	-	-
Fund shares sold	-	-	-	-
Other assets	-	3	3	-

Total assets	79,621,442	62,562,692	47,980,208	36,882,145

Liabilities:
Payable for:
Investments purchased	-	-	-	-
Collateral upon return of securities loaned	-	-	-	-
Accrued unitary management fees	11,048	8,590	6,731	4,928

Total liabilities	11,048	8,590	6,731	4,928

Net Assets	$79,610,394	$62,554,102	$47,973,477	$36,877,217

Net assets consist of:
Shares of beneficial interest	$81,135,238	$64,626,202	$49,931,447	$39,012,377
Distributable earnings (loss)	(1,524,844)	(2,072,100)	(1,957,970)	(2,135,160)

Net Assets	$79,610,394	$62,554,102	$47,973,477	$36,877,217

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,400,001	2,700,001	2,100,001	1,700,001
Net asset value	$23.41	$23.17	$22.84	$21.69

Market price	$23.49	$23.24	$22.91	$21.75

Unaffiliated investments in securities, at cost	$80,101,630	$63,379,638	$48,647,929	$37,447,219

Affiliated investments in securities, at cost	$-	$-	$-	$-

Foreign currencies, at cost	$-	$-	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$-	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

246

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$16,414,846	$4,907,901	$23,269,051	$32,849,862
-	-	2,254,255	985,319
110,207	25	-	-
-	-	154	592

182,942	50,648	283,334	422,106
-	-	129	545
-	5,000,000	-	-
-	-	-	-

16,707,995	9,958,574	25,806,923	34,258,424

40,681	4,956,979	-	-
-	-	29,005	610,534
2,343	-	5,658	7,488
43,024	4,956,979	34,663	618,022

$16,664,971	$5,001,595	$25,772,260	$33,640,402

$18,379,242	$5,000,024	$29,152,463	$35,871,469
(1,714,271)	1,571	(3,380,203)	(2,231,067)

$16,664,971	$5,001,595	$25,772,260	$33,640,402

800,001	200,001	1,100,001	1,400,001
$20.83	$25.01	$23.43	$24.03

$20.92	$-	$23.36	$23.99

$17,228,366	$4,906,330	$24,243,019	$33,896,647

$-	$-	$2,254,255	$985,334

$-	$-	$151	$575

$-	$-	$28,336	$591,410

247

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Investment income:
Unaffiliated interest income	$25,750,083	$48,740,693	$26,983,373	$22,687,826
Affiliated dividend income	1,576,226	191,403	90,708	52,117
Securities lending income, net	120,532	211,166	274,168	202,543
Foreign withholding tax	-	-	-	-

Total investment income	27,446,841	49,143,262	27,348,249	22,942,486

Expenses:
Unitary management fees	1,314,759	1,773,024	931,729	694,900
Tax expenses	-	-	-	-

Total expenses	1,314,759	1,773,024	931,729	694,900

Less: Waivers	(31,424)	(4,399)	(2,245)	(1,357)

Net expenses	1,283,335	1,768,625	929,484	693,543

Net investment income	26,163,506	47,374,637	26,418,765	22,248,943

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,071,117)	(908,042)	(849,967)	(212,828)
Affiliated investment securities	11,350	36,616	24,923	34,002
In-kind redemptions	(89,267)	(500,658)	116,917	(83,524)

Net realized gain (loss)	(1,149,034)	(1,372,084)	(708,127)	(262,350)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	13,619,756	(34,352,626)	(29,071,518)	(26,289,553)
Affiliated investment securities	(3,597)	(8,242)	(11,045)	(5,410)

Change in net unrealized appreciation (depreciation)	13,616,159	(34,360,868)	(29,082,563)	(26,294,963)

Net realized and unrealized gain (loss)	12,467,125	(35,732,952)	(29,790,690)	(26,557,313)

Net increase (decrease) in net assets resulting from operations	$38,630,631	$11,641,685	$(3,371,925)	$(4,308,370)

(a)	For the period September 6, 2022 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

248

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)(a)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

$10,023,994	$7,244,921	$2,997,039	$2,524,724	$1,368,446	$293,525	$18,453,150
36,619	43,044	12,386	7,553	2,648	1,219	567,113
273,333	110,113	38,139	18,511	7,320	190	174,526
-	-	-	-	-	(68)	-

10,333,946	7,398,078	3,047,564	2,550,788	1,378,414	294,866	19,194,789

302,340	199,455	88,531	65,205	30,920	5,774	1,499,210
-	-	-	-	-	1,009	-

302,340	199,455	88,531	65,205	30,920	6,783	1,499,210

(841)	(953)	(301)	(179)	(64)	(30)	(11,864)

301,499	198,502	88,230	65,026	30,856	6,753	1,487,346

10,032,447	7,199,576	2,959,334	2,485,762	1,347,558	288,113	17,707,443

(620,137)	(639,664)	(155,826)	(50,031)	(47,474)	(74,206)	(20,362,343)
23,443	14,161	3,268	3,683	390	-	18,786
-	-	-	-	426,580	-	(679,279)

(596,694)	(625,503)	(152,558)	(46,348)	379,496	(74,206)	(21,022,836)

(12,711,679)	(5,692,742)	(4,611,850)	(3,035,404)	(2,428,806)	(564,140)	26,964,995
(10,751)	(7,582)	(2,552)	(1,786)	(204)	-	(4,365)

(12,722,430)	(5,700,324)	(4,614,402)	(3,037,190)	(2,429,010)	(564,140)	26,960,630

(13,319,124)	(6,325,827)	(4,766,960)	(3,083,538)	(2,049,514)	(638,346)	5,937,794

$(3,286,677)	$873,749	$(1,807,626)	$(597,776)	$(701,956)	$(350,233)	$23,645,237

249

Statements of Operations–(continued)

For the six months ended February 28, 2023

(Unaudited)

	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Investment income:
Unaffiliated interest income	$14,503,473	$13,333,045	$6,866,285	$1,907,267
Affiliated dividend income	264,034	108,790	29,794	9,585
Securities lending income, net	688,801	130,315	139,771	32,101

Total investment income	15,456,308	13,572,150	7,035,850	1,948,953

Expenses:
Unitary management fees	1,057,797	881,861	446,215	124,649

Less: Waivers	(5,644)	(2,578)	(723)	(229)

Net expenses	1,052,153	879,283	445,492	124,420

Net investment income	14,404,155	12,692,867	6,590,358	1,824,533

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(10,682,260)	(5,873,770)	(3,185,637)	(987,690)
Affiliated investment securities	17,841	8,121	7,600	1,873
In-kind redemptions	343,327	263,296	(105,928)	-

Net realized gain (loss)	(10,321,092)	(5,602,353)	(3,283,965)	(985,817)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	14,065,206	5,593,314	2,222,331	589,527
Affiliated investment securities	(9,616)	(5,400)	(4,795)	(1,178)

Change in net unrealized appreciation (depreciation)	14,055,590	5,587,914	2,217,536	588,349

Net realized and unrealized gain (loss)	3,734,498	(14,439)	(1,066,429)	(397,468)

Net increase in net assets resulting from operations	$18,138,653	$12,678,428	$5,523,929	$1,427,065

(a)	For the period September 6, 2022 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

250

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)(a)	Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

$923,782	$362,993	$178,732	$1,230,832	$1,365,090	$1,128,207	$858,945
4,111	1,730	1,144	-	-	-	-
9,355	3,505	3	-	-	-	-

937,248	368,228	179,879	1,230,832	1,365,090	1,128,207	858,945

58,679	23,920	9,816	113,253	117,559	95,488	61,508

(105)	(42)	(25)	-	-	-	-

58,574	23,878	9,791	113,253	117,559	95,488	61,508

878,674	344,350	170,088	1,117,579	1,247,531	1,032,719	797,437

(404,835)	(120,401)	(72,642)	(8,640)	(25,890)	(293,587)	(70,226)
457	66	-	-	-	-	-
-	(53,897)	-	-	-	-	-

(404,378)	(174,232)	(72,642)	(8,640)	(25,890)	(293,587)	(70,226)

(132,109)	(101,251)	(78,794)	69,996	(672,563)	(452,390)	(380,228)
(273)	(56)	-	-	-	-	-

(132,382)	(101,307)	(78,794)	69,996	(672,563)	(452,390)	(380,228)

(536,760)	(275,539)	(151,436)	61,356	(698,453)	(745,977)	(450,454)

$341,914	$68,811	$18,652	$1,178,935	$549,078	$286,742	$346,983

251

Statements of Operations–(continued)

For the six months ended February 28, 2023

(Unaudited)

	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
Investment income:
Unaffiliated interest income	$675,906	$499,217	$411,131	$412,868
Affiliated dividend income	-	-	-	-
Securities lending income, net	-	-	-	-

Total investment income	675,906	499,217	411,131	412,868

Expenses:
Unitary management fees.	46,227	35,711	28,687	26,174

Less: Waivers	-	-	-	-

Net expenses	46,227	35,711	28,687	26,174

Net investment income	629,679	463,506	382,444	386,694

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,178)	(250,511)	(251,013)	(210,900)
Affiliated investment securities	-	-	-	-
In-kind redemptions	-	-	-	-

Net realized gain (loss)	(9,178)	(250,511)	(251,013)	(210,900)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(67,382)	339,797	336,360	151,085
Affiliated investment securities	-	-	-	-
Foreign currencies	-	-	-	-

Change in net unrealized appreciation (depreciation)	(67,382)	339,797	336,360	151,085

Net realized and unrealized gain (loss)	(76,560)	89,286	85,347	(59,815)

Net increase in net assets resulting from operations	$553,119	$552,792	$467,791	$326,879

(b)	For the period February 27, 2023 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

252

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	Invesco BulletShares 2032 Municipal Bond ETF (BSMW)(b)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

$176,822	$-	$339,338	$689,146
-	-	10,150	2,541
-	-	459	4,505

176,822	-	349,947	696,192

11,757	-	38,376	53,824

-	-	(203)	(59)

11,757	-	38,173	53,765

165,065	-	311,774	642,427

(73,825)	-	(26,527)	7,387
-	-	19	109
-	-	(74,247)	(169,599)

(73,825)	-	(100,755)	(162,103)

5,149	1,571	277,653	(64,544)
-	-	-	(100)
-	-	3	29

5,149	1,571	277,656	(64,615)

(68,676)	1,571	176,901	(226,718)

$96,389	$1,571	$488,675	$415,709

253

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco BulletShares 2023 Corporate Bond ETF (BSCN)		Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$26,163,506	$31,662,160	$47,374,637	$43,331,147
Net realized gain (loss)	(1,149,034)	582,904	(1,372,084)	(3,778,907)
Change in net unrealized appreciation (depreciation)	13,616,159	(74,338,444)	(34,360,868)	(135,305,391)

Net increase (decrease) in net assets resulting from operations	38,630,631	(42,093,380)	11,641,685	(95,753,151)

Distributions to Shareholders from:
Distributable earnings.	(25,454,149)	(37,787,625)	(46,968,398)	(45,949,587)

Shareholder Transactions:
Proceeds from shares sold	385,656,416	539,242,118	801,314,428	1,893,989,566
Value of shares repurchased	(160,128,734)	(76,260,378)	(101,691,417)	(84,849,119)

Net increase in net assets resulting from share transactions	225,527,682	462,981,740	699,623,011	1,809,140,447

Net increase in net assets	238,704,164	383,100,735	664,296,298	1,667,437,709

Net assets:
Beginning of period	2,488,331,080	2,105,230,345	3,299,475,527	1,632,037,818

End of period	$2,727,035,244	$2,488,331,080	$3,963,771,825	$3,299,475,527

Changes in Shares Outstanding:
Shares sold	18,450,000	25,350,000	39,150,000	89,850,000
Shares repurchased	(7,650,000)	(3,600,000)	(4,950,000)	(4,050,000)
Shares outstanding, beginning of period	118,800,000	97,050,000	159,450,000	73,650,000

Shares outstanding, end of period	129,600,000	118,800,000	193,650,000	159,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

254

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)		Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)		Invesco BulletShares 2027 Corporate Bond ETF (BSCR)		Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$26,418,765	$24,392,663	$22,248,943	$17,875,906	$10,032,447	$9,147,165	$7,199,576	$5,348,625
(708,127)	(1,979,894)	(262,350)	(487,218)	(596,694)	83,696	(625,503)	(430,227)
(29,082,563)	(103,464,527)	(26,294,963)	(88,801,017)	(12,722,430)	(50,909,214)	(5,700,324)	(34,773,113)

(3,371,925)	(81,051,758)	(4,308,370)	(71,412,329)	(3,286,677)	(41,678,353)	873,749	(29,854,715)

(26,285,189)	(26,353,632)	(22,077,369)	(17,893,415)	(9,987,501)	(9,217,189)	(7,144,257)	(5,392,141)

848,798,856	717,998,538	540,392,361	812,928,433	334,035,749	192,035,822	252,591,969	82,775,900
(27,255,477)	(3,059,546)	(20,033,392)	(124,053,130)	-	(14,911,677)	-	-

821,543,379	714,938,992	520,358,969	688,875,303	334,035,749	177,124,145	252,591,969	82,775,900

791,886,265	607,533,602	493,973,230	599,569,559	320,761,571	126,228,603	246,321,461	47,529,044

1,664,398,326	1,056,864,724	1,178,454,676	578,885,117	479,526,562	353,297,959	273,454,341	225,925,297

$2,456,284,591	$1,664,398,326	$1,672,427,906	$1,178,454,676	$800,288,133	$479,526,562	$519,775,802	$273,454,341

42,150,000	34,350,000	28,650,000	40,650,000	17,550,000	9,450,000	12,900,000	3,900,000
(1,350,000)	(150,000)	(1,050,000)	(6,300,000)	-	(750,000)	-	-
81,600,000	47,400,000	61,200,000	26,850,000	24,750,000	16,050,000	13,650,001	9,750,001

122,400,000	81,600,000	88,800,000	61,200,000	42,300,000	24,750,000	26,550,001	13,650,001

255

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)		Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$2,959,334	$2,841,478	$2,485,762	$1,596,184
Net realized gain (loss)	(152,558)	(1,040,126)	(46,348)	(183,411)
Change in net unrealized appreciation (depreciation)	(4,614,402)	(20,589,075)	(3,037,190)	(12,301,573)

Net increase (decrease) in net assets resulting from operations	(1,807,626)	(18,787,723)	(597,776)	(10,888,800)

Distributions to Shareholders from:
Distributable earnings	(2,911,350)	(2,861,504)	(2,531,816)	(1,543,157)

Shareholder Transactions:
Proceeds from shares sold	104,844,790	52,115,317	64,796,910	87,105,399
Value of shares repurchased	-	(14,213,573)	-	-

Net increase in net assets resulting from share transactions	104,844,790	37,901,744	64,796,910	87,105,399

Net increase in net assets	100,125,814	16,252,517	61,667,318	74,673,442

Net assets:
Beginning of period	128,461,537	112,209,020	101,364,768	26,691,326

End of period	$228,587,351	$128,461,537	$163,032,086	$101,364,768

Changes in Shares Outstanding:
Shares sold	5,850,000	2,550,000	4,050,000	4,800,000
Shares repurchased	-	(750,000)	-	-
Shares outstanding, beginning of period	7,050,001	5,250,001	6,150,001	1,350,001

Shares outstanding, end of period	12,900,001	7,050,001	10,200,001	6,150,001

(a)	For the period September 6, 2022 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

256

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)		Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)		Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Six Months Ended February 28, 2023	Period Ended August 31, 2022	Period Ended February 28, 2023(a)	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$1,347,558	$500,915	$288,113	$17,707,443	$25,202,258	$14,404,155	$18,950,399
379,496	(11,528)	(74,206)	(21,022,836)	(23,366,965)	(10,321,092)	(25,566,209)
(2,429,010)	(4,110,518)	(564,140)	26,960,630	(38,781,890)	14,055,590	(31,679,438)

(701,956)	(3,621,131)	(350,233)	23,645,237	(36,946,597)	18,138,653	(38,295,248)

(1,374,354)	(497,473)	(272,162)	(18,365,156)	(24,466,310)	(14,534,893)	(18,591,105)

69,284,987	43,387,217	33,172,561	140,233,999	334,867,605	122,587,199	296,465,790
(7,219,590)	-	(2,834,641)	(103,001,893)	(254,596,094)	(40,056,502)	(121,652,218)

62,065,397	43,387,217	30,337,920	37,232,106	80,271,511	82,530,697	174,813,572

59,989,087	39,268,613	29,715,525	42,512,187	18,858,604	86,134,457	117,927,219

39,268,613	-	-	696,626,916	677,768,312	481,781,761	363,854,542

$99,257,700	$39,268,613	$29,715,525	$739,139,103	$696,626,916	$567,916,218	$481,781,761

4,350,000	2,400,001	1,650,001	6,000,000	13,800,000	5,500,000	12,600,000
(450,000)	-	(150,000)	(4,400,000)	(10,600,000)	(1,800,000)	(5,400,000)
2,400,001	-	-	29,900,000	26,700,000	21,700,000	14,500,000

6,300,001	2,400,001	1,500,001	31,500,000	29,900,000	25,400,000	21,700,000

257

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)		Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$12,692,867	$15,763,276	$6,590,358	$7,895,552
Net realized gain (loss)	(5,602,353)	(5,201,851)	(3,283,965)	(2,594,718)
Change in net unrealized appreciation (depreciation)	5,587,914	(27,991,796)	2,217,536	(18,035,349)

Net increase (decrease) in net assets resulting from operations	12,678,428	(17,430,371)	5,523,929	(12,734,515)

Distributions to Shareholders from:
Distributable earnings	(12,817,074)	(15,661,665)	(6,568,817)	(7,842,075)

Shareholder Transactions:
Proceeds from shares sold	95,847,228	200,113,063	77,392,116	164,423,468
Value of shares repurchased	(24,500,663)	(59,529,955)	(4,531,533)	(68,785,831)

Net increase in net assets resulting from share transactions	71,346,565	140,583,108	72,860,583	95,637,637

Net increase in net assets	71,207,919	107,491,072	71,815,695	75,061,047

Net assets:
Beginning of period	400,386,227	292,895,155	190,828,850	115,767,803

End of period	$471,594,146	$400,386,227	$262,644,545	$190,828,850

Changes in Shares Outstanding:
Shares sold	4,300,000	8,600,000	3,400,000	6,800,000
Shares repurchased	(1,100,000)	(2,600,000)	(200,000)	(2,900,000)
Shares outstanding, beginning of period	17,900,000	11,900,000	8,400,001	4,500,001

Shares outstanding, end of period	21,100,000	17,900,000	11,600,001	8,400,001

(a)	For the period September 6, 2022 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

258

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)		Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)		Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)		Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Period Ended August 31, 2022	Period Ended February 28, 2023(a)

$1,824,533	$2,089,010	$878,674	$950,471	$344,350	$409,826	$170,088
(985,817)	(1,708,704)	(404,378)	(174,696)	(174,232)	(286,994)	(72,642)
588,349	(5,627,068)	(132,382)	(3,295,823)	(101,307)	(1,471,881)	(78,794)

1,427,065	(5,246,762)	341,914	(2,520,048)	68,811	(1,349,049)	18,652

(1,784,016)	(2,291,447)	(875,128)	(1,017,390)	(335,797)	(414,289)	(171,043)

36,764,922	46,007,122	12,654,552	24,854,397	8,148,627	16,537,165	5,000,025
-	(36,597,116)	-	(13,344,911)	(1,979,925)	(6,591,797)	-

36,764,922	9,410,006	12,654,552	11,509,486	6,168,702	9,945,368	5,000,025

36,407,971	1,871,797	12,121,338	7,972,048	5,901,716	8,182,030	4,847,634

45,380,297	43,508,500	23,319,155	15,347,107	8,182,030	-	-

$81,788,268	$45,380,297	$35,440,493	$23,319,155	$14,083,746	$8,182,030	$4,847,634

1,700,000	2,000,000	600,000	1,100,000	400,000	700,001	200,001
-	(1,600,000)	-	(600,000)	(100,000)	(300,000)	-
2,100,001	1,700,001	1,100,001	600,001	400,001	-	-

3,800,001	2,100,001	1,700,001	1,100,001	700,001	400,001	200,001

259

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco BulletShares 2023 Municipal Bond ETF (BSMN)		Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$1,117,579	$371,043	$1,247,531	$467,336
Net realized gain (loss)	(8,640)	(1,529)	(25,890)	(9,713)
Change in net unrealized appreciation (depreciation)	69,996	(1,224,223)	(672,563)	(2,044,958)

Net increase (decrease) in net assets resulting from operations	1,178,935	(854,709)	549,078	(1,587,335)

Distributions to Shareholders from:
Distributable earnings	(1,100,841)	(303,153)	(1,223,944)	(354,891)

Shareholder Transactions:
Proceeds from shares sold	72,505,261	60,292,358	76,293,614	59,772,394
Transaction fees	181,263	150,731	190,734	149,431

Net increase in net assets resulting from share transactions	72,686,524	60,443,089	76,484,348	59,921,825

Net increase in net assets	72,764,618	59,285,227	75,809,482	57,979,599

Net assets:
Beginning of period	95,145,316	35,860,089	94,085,777	36,106,178

End of period	$167,909,934	$95,145,316	$169,895,259	$94,085,777

Changes in Shares Outstanding:
Shares sold	2,900,000	2,400,000	3,100,000	2,400,000
Shares outstanding, beginning of period	3,800,001	1,400,001	3,800,001	1,400,001

Shares outstanding, end of period	6,700,001	3,800,001	6,900,001	3,800,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

260

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)		Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)		Invesco BulletShares 2027 Municipal Bond ETF (BSMR)		Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$1,032,719	$505,448	$797,437	$418,755	$629,679	$250,611	$463,506	$272,732
(293,587)	(39,891)	(70,226)	(213,595)	(9,178)	3,202	(250,511)	(194,358)
(452,390)	(3,191,154)	(380,228)	(2,591,519)	(67,382)	(1,828,206)	339,797	(2,338,971)

286,742	(2,725,597)	346,983	(2,386,359)	553,119	(1,574,393)	552,792	(2,260,597)

(1,032,677)	(493,252)	(814,044)	(388,496)	(586,543)	(240,954)	(453,812)	(296,320)

62,772,153	39,618,160	55,906,189	21,770,235	53,591,175	9,570,573	41,409,876	5,072,845
156,930	99,045	139,765	54,426	133,978	23,926	103,525	6,473

62,929,083	39,717,205	56,045,954	21,824,661	53,725,153	9,594,499	41,513,401	5,079,318

62,183,148	36,498,356	55,578,893	19,049,806	53,691,729	7,779,152	41,612,381	2,522,401

75,530,372	39,032,016	42,441,010	23,391,204	25,918,665	18,139,513	20,941,721	18,419,320

$137,713,520	$75,530,372	$98,019,903	$42,441,010	$79,610,394	$25,918,665	$62,554,102	$20,941,721

2,600,000	1,600,000	2,400,000	900,000	2,300,000	400,000	1,800,000	200,000
3,100,001	1,500,001	1,800,001	900,001	1,100,001	700,001	900,001	700,001

5,700,001	3,100,001	4,200,001	1,800,001	3,400,001	1,100,001	2,700,001	900,001

261

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)		Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$382,444	$252,159	$386,694	$236,260
Net realized gain (loss)	(251,013)	(347,797)	(210,900)	(683,550)
Change in net unrealized appreciation (depreciation)	336,360	(1,972,703)	151,085	(1,529,268)

Net increase (decrease) in net assets resulting from operations	467,791	(2,068,341)	326,879	(1,976,558)

Distributions to Shareholders from:
Distributable earnings	(362,479)	(250,501)	(392,371)	(226,881)

Shareholder Transactions:
Proceeds from shares sold	29,480,295	4,909,723	13,031,881	18,351,538
Value of shares repurchased	-	-	-	-
Transaction fees	73,701	12,274	32,580	45,879

Net increase (decrease) in net assets resulting from share transactions	29,553,996	4,921,997	13,064,461	18,397,417

Net increase (decrease) in net assets	29,659,308	2,603,155	12,998,969	16,193,978

Net assets:
Beginning of period	18,314,169	15,711,014	23,878,248	7,684,270

End of period	$47,973,477	$18,314,169	$36,877,217	$23,878,248

Changes in Shares Outstanding:
Shares sold	1,300,000	200,000	600,000	800,000
Shares repurchased	-	-	-	-
Shares outstanding, beginning of period	800,001	600,001	1,100,001	300,001

Shares outstanding, end of period	2,100,001	800,001	1,700,001	1,100,001

(b)	For the period February 27, 2023 (commencement of investment operations) through February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

262

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)		Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)		Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
Six Months Ended February 28, 2023	Period Ended August 31, 2022	Period Ended February 28, 2023(b)	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$165,065	$157,617	$-	$311,774	$737,657	$642,427	$1,004,867
(73,825)	(832,344)	-	(100,755)	(2,230,388)	(162,103)	(752,213)
5,149	(818,669)	1,571	277,656	(1,769,013)	(64,615)	(1,835,239)

96,389	(1,493,396)	1,571	488,675	(3,261,744)	415,709	(1,582,585)

(163,640)	(153,624)	-	(334,967)	(737,419)	(680,372)	(987,367)

4,288,421	14,057,456	5,000,024	-	7,505,405	-	29,731,210
-	-	-	(6,983,718)	(2,328,866)	(7,197,155)	(9,702,562)
10,721	22,644	-	-	-	-	-

4,299,142	14,080,100	5,000,024	(6,983,718)	5,176,539	(7,197,155)	20,028,648

4,231,891	12,433,080	5,001,595	(6,830,010)	1,177,376	(7,461,818)	17,458,696

12,433,080	-	-	32,602,270	31,424,894	41,102,220	23,643,524

$16,664,971	$12,433,080	$5,001,595	$25,772,260	$32,602,270	$33,640,402	$41,102,220

200,000	600,001	200,001	-	300,000	-	1,200,000
-	-	-	(300,000)	(100,000)	(300,000)	(400,000)
600,001	-	-	1,400,001	1,200,001	1,700,001	900,001

800,001	600,001	200,001	1,100,001	1,400,001	1,400,001	1,700,001

263

Financial Highlights

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

	Six Months Ended February 28, 2023		Years Ended August 31,							Three Months Ended August 31,		Year Ended May 31,
	(Unaudited)		2022	2021		2020		2019		2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$20.95		$21.69	$21.86		$21.30		$20.27		$20.27		$20.97

Net investment income(a)	0.21		0.29	0.38		0.56		0.64		0.15		0.58
Net realized and unrealized gain (loss) on investments	0.08		(0.68)	(0.16)		0.57		1.03		0.02		(0.68)

Total from investment operations	0.29		(0.39)	0.22		1.13		1.67		0.17		(0.10)

Distributions to shareholders from:
Net investment income	(0.20)		(0.29)	(0.39)		(0.57)		(0.64)		(0.17)		(0.56)
Net realized gains	-		(0.06)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	-		(0.04)

Total distributions	(0.20)		(0.35)	(0.39)		(0.57)		(0.64)		(0.17)		(0.60)

Net asset value at end of period	$21.04		$20.95	$21.69		$21.86		$21.30		$20.27		$20.27

Market price at end of period(c)	$21.05		$20.94	$21.71		$21.88		$21.35		$20.31		$20.30

Net Asset Value Total Return(d)	1.39%		(1.81)%	1.01%		5.43%		8.44%		0.84%		(0.50)%
Market Price Total Return(d)	1.49%		(1.95)%	1.02%		5.28%		8.47%		0.88%		(0.65)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,727,035		$2,488,331	$2,105,230		$1,341,078		$824,159		$383,069		$349,603
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%	0.10%		0.10%		0.10%		0.10	%(e)	0.21%
Expenses, prior to Waivers	0.10	%(e)	0.10%	0.10%		0.10%		0.10%		0.10	%(e)	0.22%
Net investment income	1.99	%(e)	1.37%	1.75%		2.63%		3.11%		3.00	%(e)	2.80%
Portfolio turnover rate(f)	3%		16%	12%		9%		6%		0	%(g)	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

264

Financial Highlights–(continued)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

	Six Months Ended February 28, 2023		Years Ended August 31,				Three Months Ended August 31,		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019	2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$20.69		$22.16	$22.26	$21.44	$20.15	$20.13		$20.88

Net investment income(a)	0.27		0.41	0.44	0.58	0.68	0.17		0.64
Net realized and unrealized gain (loss) on investments	(0.22)		(1.45)	(0.09)	0.83	1.30	0.03		(0.76)

Total from investment operations	0.05		(1.04)	0.35	1.41	1.98	0.20		(0.12)

Distributions to shareholders from:
Net investment income	(0.27)		(0.39)	(0.45)	(0.59)	(0.69)	(0.18)		(0.63)
Net realized gains	-		(0.04)	-	-	-	-		-

Total distributions	(0.27)		(0.43)	(0.45)	(0.59)	(0.69)	(0.18)		(0.63)

Net asset value at end of period	$20.47		$20.69	$22.16	$22.26	$21.44	$20.15		$20.13

Market price at end of period(b)	$20.48		$20.67	$22.18	$22.28	$21.50	$20.20		$20.18

Net Asset Value Total Return(c)	0.23%		(4.76)%	1.59%	6.72%	10.08%	1.01%		(0.62)%
Market Price Total Return(c)	0.38%		(4.93)%	1.59%	6.51%	10.11%	1.01%		(0.58)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,963,772		$3,299,476	$1,632,038	$1,085,251	$575,698	$311,363		$292,963
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10%	0.10	%(d)	0.21%
Expenses, prior to Waivers	0.10	%(d)	0.10%	0.10%	0.10%	0.10%	0.10	%(d)	0.22%
Net investment income	2.67	%(d)	1.93%	2.00%	2.70%	3.29%	3.29	%(d)	3.10%
Portfolio turnover rate(e)	1%		11%	7%	6%	5%	2%		5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

265

Financial Highlights–(continued)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

	Six Months Ended February 28, 2023		Years Ended August 31,				Three Months Ended August 31,		Year Ended May 31,
	(Unaudited)		2022	2021	2020	2019	2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$20.40		$22.30	$22.44	$21.41	$19.89	$19.84		$20.67

Net investment income(a)	0.28		0.41	0.41	0.60	0.70	0.17		0.64
Net realized and unrealized gain (loss) on investments	(0.33)		(1.88)	(0.13)	1.05	1.51	0.07		(0.85)

Total from investment operations	(0.05)		(1.47)	0.28	1.65	2.21	0.24		(0.21)

Distributions to shareholders from:
Net investment income	(0.28)		(0.39)	(0.42)	(0.62)	(0.69)	(0.19)		(0.62)
Net realized gains	-		(0.04)	-	-	-	-		-

Total distributions	(0.28)		(0.43)	(0.42)	(0.62)	(0.69)	(0.19)		(0.62)

Net asset value at end of period	$20.07		$20.40	$22.30	$22.44	$21.41	$19.89		$19.84

Market price at end of period(b)	$20.09		$20.37	$22.31	$22.45	$21.44	$19.96		$19.85

Net Asset Value Total Return(c)	(0.25)%		(6.63)%	1.25%	7.86%	11.39%	1.19%		(1.04)%
Market Price Total Return(c)	(0.01)%		(6.81)%	1.25%	7.75%	11.14%	1.50%		(1.19)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,456,285		$1,664,398	$1,056,865	$632,834	$311,561	$116,344		$104,181
Ratio to average net assets of:
Expenses	0.10	%(d)	0.10%	0.10%	0.10%	0.10%	0.10	%(d)	0.22%
Net investment income	2.84	%(d)	1.93%	1.85%	2.77%	3.42%	3.38	%(d)	3.14%
Portfolio turnover rate(e)	1%		10%	8%	9%	3%	1%		14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

266

Financial Highlights–(continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

	Six Months Ended February 28, 2023		Years Ended August 31,						Three Months Ended August 31,		Year Ended May 31,
	(Unaudited)		2022		2021	2020	2019		2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$19.26		$21.56		$21.75	$20.57	$18.84		$18.82		$19.66

Net investment income(a)	0.30		0.43		0.43	0.57	0.66		0.16		0.61
Net realized and unrealized gain (loss) on investments	(0.44)		(2.31)		(0.18)	1.20	1.71		0.04		(0.89)

Total from investment operations	(0.14)		(1.88)		0.25	1.77	2.37		0.20		(0.28)

Distributions to shareholders from:
Net investment income	(0.29)		(0.42)		(0.44)	(0.58)	(0.66)		(0.18)		(0.59)
Net realized gains	-		(0.00	)(b)	-	(0.02)	(0.00	)(b)	-		(0.00	)(b)

Total distributions	(0.29)		(0.42)		(0.44)	(0.60)	(0.66)		(0.18)		(0.59)

Transaction fees(a)	-		-		-	0.01	0.02		-		0.03

Net asset value at end of period	$18.83		$19.26		$21.56	$21.75	$20.57		$18.84		$18.82

Market price at end of period(c)	$18.85		$19.21		$21.58	$21.78	$20.62		$18.88		$18.81

Net Asset Value Total Return(d)	(0.71)%		(8.79)%		1.16%	8.85%	13.05%		1.07%		(1.28)%
Market Price Total Return(d)	(0.35)%		(9.11)%		1.11%	8.73%	13.07%		1.34%		(1.50)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,672,428		$1,178,455		$578,885	$293,682	$132,679		$53,693		$53,638
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%		0.10%	0.10%	0.10%		0.10	%(e)	0.21%
Expenses, prior to Waivers	0.10%		0.10%		0.10%	0.10%	0.10%		0.10	%(e)	0.22%
Net investment income	3.20	%(e)	2.17%		2.01%	2.76%	3.42%		3.41	%(e)	3.16%
Portfolio turnover rate(f)	0	%(g)	4%		2%	7%	4%		0%		0	%(g)

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

267

Financial Highlights–(continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

	Six Months Ended February 28, 2023		Years Ended August 31,					Three Months Ended August 31,		For the Period September 27, 2017(a) Through May 31,
	(Unaudited)		2022	2021	2020	2019		2018		2018
Per Share Operating Performance:
Net asset value at beginning of period	$19.37		$22.01	$22.06	$20.99	$19.13		$19.10		$19.99

Net investment income(b)	0.31		0.46	0.47	0.60	0.71		0.17		0.44
Net realized and unrealized gain (loss) on investments	(0.45)		(2.64)	(0.05)	1.08	1.84		0.04		(1.03)

Total from investment operations	(0.14)		(2.18)	0.42	1.68	2.55		0.21		(0.59)

Distributions to shareholders from:
Net investment income	(0.30)		(0.45)	(0.47)	(0.61)	(0.72)		(0.19)		(0.34)
Net realized gains	(0.01)		(0.01)	-	(0.01)	-		-		-

Total distributions	(0.31)		(0.46)	(0.47)	(0.62)	(0.72)		(0.19)		(0.34)

Transaction fees(b)	-		-	-	0.01	0.03		0.01		0.04

Net asset value at end of period	$18.92		$19.37	$22.01	$22.06	$20.99		$19.13		$19.10

Market price at end of period(c)	$18.94		$19.29	$22.04	$22.07	$21.05		$19.16		$19.09

Net Asset Value Total Return(d)	(0.76)%		(9.99)%	1.94%	8.25%	13.87%		1.16%		(2.77)%
Market Price Total Return(d)	(0.24)%		(10.48)%	2.04%	7.98%	14.01%		1.37%		(2.82)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$800,288		$479,527	$353,298	$231,616	$72,410		$25,822		$22,924
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(e)	0.10%	0.10%	0.10%	0.11	%(f)	0.10	%(e)	0.19	%(e)
Expenses, prior to Waivers	0.10	%(e)	0.10%	0.10%	0.10%	0.11	%(f)	0.10	%(e)	0.20	%(e)
Net investment income	3.32	%(e)	2.26%	2.15%	2.83%	3.64	%(f)	3.60	%(e)	3.35	%(e)
Portfolio turnover rate(g)	1%		4%	2%	7%	3%		0%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

268

Financial Highlights–(continued)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

	Six Months Ended February 28, 2023		Years Ended August 31,							For the Period August 7, 2018(a) Through August 31,
	(Unaudited)		2022	2021		2020		2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$20.03		$23.17	$23.25		$22.11		$20.06		$20.00

Net investment income(b)	0.35		0.47	0.52		0.64		0.77		0.05
Net realized and unrealized gain (loss) on investments	(0.46)		(3.13)	(0.09	)(c)	1.12		1.97		0.01

Total from investment operations	(0.11)		(2.66)	0.43		1.76		2.74		0.06

Distributions to shareholders from:
Net investment income	(0.34)		(0.47)	(0.51)		(0.65)		(0.76)		-
Net realized gains	-		(0.01)	-		(0.00	)(d)	-		-

Total distributions	(0.34)		(0.48)	(0.51)		(0.65)		(0.76)		-

Transaction fees(b)	-		-	-		0.03		0.07		-

Net asset value at end of period	$19.58		$20.03	$23.17		$23.25		$22.11		$20.06

Market price at end of period(e)	$19.60		$19.96	$23.18		$23.25		$22.17		$20.09

Net Asset Value Total Return(f)	(0.56)%		(11.62)%	1.90%		8.33%		14.38%		0.30	%(g)
Market Price Total Return(f)	(0.11)%		(11.96)%	1.95%		8.03%		14.51%		0.45	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$519,776		$273,454	$225,925		$129,018		$36,483		$6,018
Ratio to average net assets of:
Expenses	0.10	%(h)	0.10%	0.10%		0.10%		0.12	%(i)	0.10	%(h)
Net investment income	3.61	%(h)	2.20%	2.24%		2.89%		3.74	%(i)	3.91	%(h)
Portfolio turnover rate(j)	2%		7%	2%		3%		1%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.30%. The market price total return from Fund Inception to August 31, 2018 was 0.30%.

(h)	Annualized.
(i)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

269

Financial Highlights–(continued)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

	Six Months Ended February 28, 2023		Years Ended August 31,				For the Period September 10, 2019(a) Through August 31,
	(Unaudited)		2022		2021		2020
Per Share Operating Performance:
Net asset value at beginning of period	$18.22		$21.37		$21.51		$20.00

Net investment income(b)	0.29		0.43		0.42		0.51
Net realized and unrealized gain (loss) on investments	(0.51)		(3.15)		(0.14)		1.47

Total from investment operations.	(0.22)		(2.72)		0.28		1.98

Distributions to shareholders from:
Net investment income	(0.28)		(0.43)		(0.42)		(0.51)
Net realized gains	-		(0.00	)(c)	-		-

Total distributions	(0.28)		(0.43)		(0.42)		(0.51)

Transaction fees(b)	-		-		-		0.04

Net asset value at end of period	$17.72		$18.22		$21.37		$21.51

Market price at end of period(d)	$17.74		$18.14		$21.39		$21.51

Net Asset Value Total Return(e)	(1.20)%		(12.84)%		1.31%		10.29	%(f)
Market Price Total Return(e)	(0.66)%		(13.30)%		1.41%		10.28	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$228,587		$128,462		$112,209		$25,815
Ratio to average net assets of:
Expenses	0.10	%(g)	0.10%		0.10%		0.10	%(g)
Net investment income	3.34	%(g)	2.19%		1.98%		2.55	%(g)
Portfolio turnover rate(h)	1%		6%		0	%(i)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 10.96%. The market price total return from Fund Inception to August 31, 2020 was 10.45%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

270

Financial Highlights–(continued)

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period September 14, 2020(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$16.48		$19.77	$20.00

Net investment income(b)	0.30		0.45	0.36
Net realized and unrealized gain (loss) on investments	(0.50)		(3.32)	(0.27)

Total from investment operations	(0.20)		(2.87)	0.09

Distributions to shareholders from:
Net investment income	(0.30)		(0.42)	(0.32)

Net asset value at end of period	$15.98		$16.48	$19.77

Market price at end of period(c)	$15.98		$16.38	$19.79

Net Asset Value Total Return(d)	(1.19)%		(14.67)%	0.45	%(e)
Market Price Total Return(d)	(0.59)%		(15.27)%	0.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$163,032		$101,365	$26,691
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10%	0.10	%(f)
Net investment income	3.81	%(f)	2.60%	1.89	%(f)
Portfolio turnover rate(g)	0%		3%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 0.55%. The market price total return from Fund Inception to August 31, 2021 was 0.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

271

Financial Highlights–(continued)

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

			For the Period
	Six Months Ended		September 13, 2021(a)
	February 28,		Through
	2023		August 31,
	(Unaudited)		2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.36		$20.00

Net investment income(b)	0.34		0.47
Net realized and unrealized gain (loss) on investments	(0.61)		(3.68)

Total from investment operations	(0.27)		(3.21)

Distributions to shareholders from:
Net investment income	(0.33)		(0.43)

Net asset value at end of period	$15.76		$16.36

Market price at end of period(c)	$15.76		$16.30

Net Asset Value Total Return(d)	(1.63)%		(16.17	)%(e)
Market Price Total Return(d)	(1.27)%		(16.48	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$99,258		$39,269
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10	%(f)
Net investment income	4.36	%(f)	2.81	%(f)
Portfolio turnover rate(g)	0%		1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (16.25)%. The market price total return from Fund Inception to August 31, 2022 was (16.60)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

272

Financial Highlights–(continued)

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

	For the Period
	September 6, 2022(a)
	Through
	February 28,
	2023
	(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$20.00

Net investment income(b)	0.48
Net realized and unrealized gain on investments	(0.28)

Total from investment operations	0.20

Distributions to shareholders from:
Net investment income	(0.39)

Net asset value at end of period	$19.81

Market price at end of period(c)	$19.82

Net Asset Value Total Return(d)	1.03	%(e)
Market Price Total Return(d)	1.08	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,716
Ratio to average net assets of:
Expenses	0.12	%(f)
Net investment income	4.99	%(f)
Portfolio turnover rate(g)	20%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to February 28, 2023 was 0.62%. The market price total return from Fund Inception to February 28, 2023 was 0.78%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

273

Financial Highlights–(continued)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

	Six Months Ended February 28, 2023		Years Ended August 31,					Three Months Ended August 31,		Year Ended May 31, 2018
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$23.30		$25.38	$24.83		$25.92	$26.14	$25.98		$26.95

Net investment income(a)	0.57		0.87	1.00		1.26	1.45	0.35		1.43
Net realized and unrealized gain (loss) on investments	0.18		(2.11)	0.57		(1.09)	(0.22)	0.20		(0.93)

Total from investment operations	0.75		(1.24)	1.57		0.17	1.23	0.55		0.50

Distributions to shareholders from:
Net investment income	(0.59)		(0.84)	(1.02)		(1.27)	(1.47)	(0.39)		(1.43)
Net realized gains	-		-	-		-	(0.02)	-		(0.04)

Total distributions	(0.59)		(0.84)	(1.02)		(1.27)	(1.49)	(0.39)		(1.47)

Transaction fees(a)	-		-	-		0.01	0.04	-		-

Net asset value at end of period	$23.46		$23.30	$25.38		$24.83	$25.92	$26.14		$25.98

Market price at end of period(b)	$23.48		$23.26	$25.38		$24.81	$25.98	$26.22		$25.93

Net Asset Value Total Return(c)	3.28%		(4.95)%	6.43%		0.84%	5.06%	2.14%		1.90%
Market Price Total Return(c)	3.55%		(5.11)%	6.51%		0.54%	4.97%	2.65%		1.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$739,139		$696,627	$677,768		$389,907	$243,691	$112,421		$101,314
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.42%	0.42	%(e)	0.41%	0.42%	0.42	%(d)	0.43%
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42	%(e)	0.42%
Net investment income	4.96	%(d)	3.55%	3.97%		5.10%	5.64%	5.39	%(d)	5.45%
Portfolio turnover rate(f)	44%		48%	39%		47%	19%	6%		18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

274

Financial Highlights–(continued)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

	Six Months Ended February 28, 2023		Years Ended August 31,					Three Months Ended August 31,		Year Ended May 31, 2018
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$22.20		$25.09	$24.34	$25.20	$24.85		$24.67		$25.67

Net investment income(a)	0.63		1.00	1.06	1.17	1.34		0.33		1.30
Net realized and unrealized gain (loss) on investments	0.16		(2.91)	0.75	(0.87)	0.39		0.21		(1.02)

Total from investment operations	0.79		(1.91)	1.81	0.30	1.73		0.54		0.28

Distributions to shareholders from:
Net investment income	(0.63)		(0.98)	(1.06)	(1.18)	(1.37)		(0.36)		(1.27)
Net realized gains	-		-	-	-	(0.05)		-		(0.05)

Total distributions	(0.63)		(0.98)	(1.06)	(1.18)	(1.42)		(0.36)		(1.32)

Transaction fees(a)	-		-	-	0.02	0.04		-		0.04

Net asset value at end of period	$22.36		$22.20	$25.09	$24.34	$25.20		$24.85		$24.67

Market price at end of period(b)	$22.38		$22.14	$25.10	$24.34	$25.22		$24.92		$24.71

Net Asset Value Total Return(c)	3.63%		(7.76)%	7.60%	1.45%	7.44%		2.22%		1.21%
Market Price Total Return(c)	4.00%		(8.04)%	7.64%	1.38%	7.22%		2.34%		1.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$567,916		$481,782	$363,855	$175,241	$98,261		$47,210		$41,936
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.42	%(e)	0.42	%(d)	0.44%
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.43	%(e)
Net investment income	5.72	%(d)	4.24%	4.26%	4.84%	5.43	%(e)	5.30	%(d)	5.14%
Portfolio turnover rate(f)	36%		58%	52%	34%	22%		8%		24%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

275

Financial Highlights–(continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

	Six Months Ended February 28, 2023		Years Ended August 31,					Three Months Ended August 31,		For the Period September 27, 2017(a) Through May 31, 2018
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$22.37		$24.61	$23.77	$24.48	$24.28		$23.96		$25.01

Net investment income(b)	0.67		1.10	1.10	1.27	1.43		0.38		0.90
Net realized and unrealized gain (loss) on investments	(0.02)		(2.26)	0.85	(0.71)	0.15		0.31		(1.29)

Total from investment operations	0.65		(1.16)	1.95	0.56	1.58		0.69		(0.39)

Distributions to shareholders from:
Net investment income	(0.67)		(1.08)	(1.11)	(1.29)	(1.43)		(0.38)		(0.73)

Transaction fees(b)	-		-	-	0.02	0.05		0.01		0.07

Net asset value at end of period	$22.35		$22.37	$24.61	$23.77	$24.48		$24.28		$23.96

Market price at end of period(c)	$22.36		$22.28	$24.63	$23.74	$24.53		$24.31		$24.03

Net Asset Value Total Return(d)	2.96%		(4.84)%	8.37%	2.58%	7.06%		2.94%		(1.31)%
Market Price Total Return(d)	3.42%		(5.29)%	8.60%	2.26%	7.15%		2.76%		(1.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$471,594		$400,386	$292,895	$130,753	$75,879		$21,856		$14,374
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(e)	0.42%	0.42%	0.42%	0.42	%(f)	0.42	%(e)	0.42	%(e)
Expenses, prior to Waivers	0.42	%(e)	0.42%	0.42%	0.42%	0.43	%(f)
Net investment income	6.05	%(e)	4.66%	4.52%	5.42%	5.98	%(f)	6.33	%(e)	5.50	%(e)
Portfolio turnover rate(g)	16%		42%	57%	26%	14%		9%		5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

276

Financial Highlights–(continued)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

	Six Months Ended February 28, 2023		Years Ended August 31,					For the Period August 7, 2018(a) Through August 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$22.72		$25.73	$24.93	$25.70	$25.14		$25.00

Net investment income(b)	0.69		1.18	1.12	1.24	1.45		0.09
Net realized and unrealized gain (loss) on investments	(0.09)		(3.02)	0.80	(0.74)	0.51		0.05

Total from investment operations	0.60		(1.84)	1.92	0.50	1.96		0.14

Distributions to shareholders from:
Net investment income.	(0.68)		(1.17)	(1.12)	(1.28)	(1.51)		-
Net realized gains	-		-	-	(0.02)	-		-

Total distributions	(0.68)		(1.17)	(1.12)	(1.30)	(1.51)		-

Transaction fees(b)	-		-	-	0.03	0.11		-

Net asset value at end of period	$22.64		$22.72	$25.73	$24.93	$25.70		$25.14

Market price at end of period(c)	$22.63		$22.59	$25.74	$24.88	$25.75		$25.15

Net Asset Value Total Return(d)	2.70%		(7.33)%	7.86%	2.31%	8.62%		0.56	%(e)
Market Price Total Return(d)	3.24%		(7.89)%	8.12%	1.91%	8.80%		0.60	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$262,645		$190,829	$115,768	$74,780	$25,702		$5,029
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.42%	0.42%	0.42%	0.44	%(g)	0.42	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42%	0.42%	0.42%	0.45	%(g)
Net investment income	6.20	%(f)	4.88%	4.41%	5.07%	5.79	%(g)	5.54	%(f)
Portfolio turnover rate(h)	9%		32%	37%	35%	48%		0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (August 9, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.48%. The market price total return from Fund Inception to August 31, 2018 was 0.56%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

277

Financial Highlights–(continued)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 10, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$21.61		$25.59	$24.91	$25.00

Net investment income(b)	0.65		1.08	1.08	1.15
Net realized and unrealized gain (loss) on investments	(0.12)		(3.85)	0.70	(0.27)

Total from investment operations	0.53		(2.77)	1.78	0.88

Distributions to shareholders from:
Net investment income	(0.62)		(1.10)	(1.10)	(1.06)
Net realized gains	-		(0.11)	-	-

Total distributions	(0.62)		(1.21)	(1.10)	(1.06)

Transaction fees(b)	-		-	-	0.09

Net asset value at end of period	$21.52		$21.61	$25.59	$24.91

Market price at end of period(c)	$21.51		$21.48	$25.61	$24.84

Net Asset Value Total Return(d)	2.51%		(11.14)%	7.29%	4.12	%(e)
Market Price Total Return(d)	3.07%		(11.75)%	7.68%	3.84	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,788		$45,380	$43,509	$19,925
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.42%	0.42%	0.41	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42%	0.42%	0.42	%(f)
Net investment income	6.15	%(f)	4.52%	4.25%	4.90	%(f)
Portfolio turnover rate(g)	6%		25%	33%	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.32%. The market price total return from Fund Inception to August 31, 2020 was 3.84%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

278

Financial Highlights–(continued)

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period September 14, 2020(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.20		$25.58	$25.00

Net investment income(b)	0.65		1.16	1.03
Net realized and unrealized gain (loss) on investments	(0.36)		(4.30)	0.51

Total from investment operations	0.29		(3.14)	1.54

Distributions to shareholders from:
Net investment income	(0.64)		(1.14)	(0.96)
Net realized gains	-		(0.10)	-

Total distributions	(0.64)		(1.24)	(0.96)

Net asset value at end of period	$20.85		$21.20	$25.58

Market price at end of period(c)	$20.87		$21.13	$25.61

Net Asset Value Total Return(d)	1.42%		(12.60)%	6.25	%(e)
Market Price Total Return(d)	1.84%		(12.99)%	6.37	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,440		$23,319	$15,347
Ratio to average net assets of:
Expenses	0.42	%(f)	0.42%	0.43	%(f)
Net investment income	6.29	%(f)	4.99%	4.21	%(f)
Portfolio turnover rate(g)	5%		17%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 6.92%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

279

Financial Highlights–(continued)

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

	Six Months Ended February 28, 2023 (Unaudited)		For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.46		$25.00

Net investment income(b)	0.60		1.07
Net realized and unrealized gain (loss) on investments	(0.36)		(4.59)

Total from investment operations	0.24		(3.52)

Distributions to shareholders from:
Net investment income	(0.58)		(1.02)

Net asset value at end of period	$20.12		$20.46

Market price at end of period(c)	$20.12		$20.41

Net Asset Value Total Return(d)	1.26%		(14.35	)%(e)
Market Price Total Return(d)	1.44%		(14.56	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,084		$8,182
Ratio to average net assets of:
Expenses	0.42	%(f)	0.42	%(f)
Net investment income	6.05	%(f)	5.01	%(f)
Portfolio turnover rate(g)	4%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (14.42)%. The market price total return from Fund Inception to August 31, 2022 was (14.87)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

280

Financial Highlights–(continued)

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

	For the Period September 6, 2022(a) Through February 28, 2023 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.86
Net realized and unrealized gain (loss) on investments.	(0.76)

Total from investment operations	0.10

Distributions to shareholders from:
Net investment income	(0.86)

Net asset value at end of period.	$24.24

Market price at end of period(c)	$24.28

Net Asset Value Total Return(d)	0.42	%(e)
Market Price Total Return(d)	0.59	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,848
Ratio to average net assets of:
Expenses	0.42	%(f)
Net investment income	7.28	%(f)
Portfolio turnover rate(g)	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to February 28, 2023 was 0.38%. The market price total return from Fund Inception to February 28, 2023 was (0.65)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

281

Financial Highlights–(continued)

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$25.04		$25.61	$25.47	$25.00

Net investment income(b)	0.22		0.19	0.14	0.26
Net realized and unrealized gain (loss) on investments	(0.03	)(c)	(0.70)	0.09	0.47

Total from investment operations	0.19		(0.51)	0.23	0.73

Distributions to shareholders from:
Net investment income	(0.21)		(0.14)	(0.14)	(0.26)

Transaction fees(b)	0.04		0.08	0.05	-

Net asset value at end of period	$25.06		$25.04	$25.61	$25.47

Market price at end of period(d)	$25.09		$25.10	$25.69	$25.53

Net Asset Value Total Return(e)	0.92%		(1.70)%	1.12%	2.94	%(f)
Market Price Total Return(e)	0.80%		(1.77)%	1.19%	3.18	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$167,910		$95,145	$35,860	$15,284
Ratio to average net assets of:
Expenses	0.18	%(g)	0.18%	0.18%	0.18	%(g)
Net investment income	1.78	%(g)	0.74%	0.55%	1.08	%(g)
Portfolio turnover rate(h)	15%		4%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.03%. The market price total return from Fund Inception to August 31, 2020 was 3.14%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

282

Financial Highlights–(continued)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.76		$25.79	$25.52	$25.00

Net investment income(b)	0.23		0.22	0.17	0.30
Net realized and unrealized gain (loss) on investments	(0.19)		(1.17)	0.22	0.52

Total from investment operations	0.04		(0.95)	0.39	0.82

Distributions to shareholders from:
Net investment income	(0.22)		(0.15)	(0.18)	(0.30)

Transaction fees(b)	0.04		0.07	0.06	-

Net asset value at end of period	$24.62		$24.76	$25.79	$25.52

Market price at end of period(c)	$24.70		$24.83	$25.87	$25.62

Net Asset Value Total Return(d)	0.32%		(3.40)%	1.77%	3.30	%(e)
Market Price Total Return(d)	0.36%		(3.43)%	1.69%	3.71	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$169,895		$94,086	$36,106	$12,762
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)
Net investment income	1.91	%(f)	0.90%	0.67%	1.26	%(f)
Portfolio turnover rate(g)	2%		1%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.30%. The market price total return from Fund Inception to August 31, 2020 was 3.71%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

283

Financial Highlights–(continued)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.36		$26.02	$25.71	$25.00

Net investment income(b)	0.23		0.24	0.22	0.33
Net realized and unrealized gain (loss) on investments	(0.25)		(1.73)	0.25	0.71

Total from investment operations	(0.02)		(1.49)	0.47	1.04

Distributions to shareholders from:
Net investment income	(0.22)		(0.22)	(0.23)	(0.33)

Transaction fees(b)	0.04		0.05	0.07	-

Net asset value at end of period	$24.16		$24.36	$26.02	$25.71

Market price at end of period(c)	$24.23		$24.40	$26.08	$25.78

Net Asset Value Total Return(d)	0.09%		(5.56)%	2.12%	4.19	%(e)
Market Price Total Return(d)	0.21%		(5.62)%	2.08%	4.48	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$137,714		$75,530	$39,032	$10,282
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)
Net investment income	1.95	%(f)	0.97%	0.84%	1.39	%(f)
Portfolio turnover rate(g)	5%		2%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.19%. The market price total return from Fund Inception to August 31, 2020 was 4.44%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

284

Financial Highlights–(continued)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.58		$25.99	$25.48	$25.00

Net investment income(b)	0.27		0.33	0.31	0.40
Net realized and unrealized gain (loss) on investments	(0.30)		(2.48)	0.49	0.48

Total from investment operations	(0.03)		(2.15)	0.80	0.88

Distributions to shareholders from:
Net investment income	(0.26)		(0.30)	(0.32)	(0.40)

Transaction fees(b)	0.05		0.04	0.03	-

Net asset value at end of period	$23.34		$23.58	$25.99	$25.48

Market price at end of period(c)	$23.41		$23.61	$26.07	$25.54

Net Asset Value Total Return(d)	0.11%		(8.16)%	3.27%	3.58	%(e)
Market Price Total Return(d)	0.28%		(8.32)%	3.34%	3.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$98,020		$42,441	$23,391	$12,740
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)
Net investment income	2.33	%(f)	1.36%	1.22%	1.70	%(f)
Portfolio turnover rate(g)	4%		11%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.58%. The market price total return from Fund Inception to August 31, 2020 was 4.20%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

285

Financial Highlights–(continued)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.56		$25.91	$25.34	$25.00

Net investment income(b)	0.28		0.30	0.26	0.37
Net realized and unrealized gain (loss) on investments	(0.25)		(2.40)	0.57	0.26

Total from investment operations	0.03		(2.10)	0.83	0.63

Distributions to shareholders from:
Net investment income	(0.24)		(0.28)	(0.27)	(0.36)
Return of capital	-		-	-	(0.04)

Total distributions	(0.24)		(0.28)	(0.27)	(0.40)

Transaction fees(b)	0.06		0.03	0.01	0.11

Net asset value at end of period	$23.41		$23.56	$25.91	$25.34

Market price at end of period(c)	$23.49		$23.58	$25.95	$25.42

Net Asset Value Total Return(d)	0.40%		(8.03)%	3.32%	3.02	%(e)
Market Price Total Return(d)	0.65%		(8.09)%	3.15%	3.34	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$79,610		$25,919	$18,140	$15,204
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)
Net investment income	2.45	%(f)	1.23%	1.03%	1.58	%(f)
Portfolio turnover rate(g)	1%		9%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.02%. The market price total return from Fund Inception to August 31, 2020 was 3.46%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

286

Financial Highlights–(continued)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.27		$26.31	$25.70	$25.00

Net investment income(b)	0.27		0.34	0.38	0.43
Net realized and unrealized gain (loss) on investments	(0.19	)(c)	(3.03)	0.55	0.69

Total from investment operations	0.08		(2.69)	0.93	1.12

Distributions to shareholders from:
Net investment income	(0.24)		(0.33)	(0.40)	(0.42)
Net realized gains	-		(0.03)	-	-

Total distributions	(0.24)		(0.36)	(0.40)	(0.42)

Transaction fees(b)	0.06		0.01	0.08	-

Net asset value at end of period	$23.17		$23.27	$26.31	$25.70

Market price at end of period(d)	$23.24		$23.27	$26.36	$25.76

Net Asset Value Total Return(e)	0.59%		(10.23)%	3.95%	4.56	%(f)
Market Price Total Return(e)	0.89%		(10.41)%	3.91%	4.80	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$62,554		$20,942	$18,419	$5,141
Ratio to average net assets of:
Expenses	0.18	%(g)	0.18%	0.18%	0.18	%(g)
Net investment income	2.34	%(g)	1.36%	1.45%	1.80	%(g)
Portfolio turnover rate(h)	4%		6%	4%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.48%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

287

Financial Highlights–(continued)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

	Six Months Ended February 28, 2023		Years Ended August 31,		For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$22.89		$26.18	$25.67	$25.00

Net investment income(b)	0.27		0.36	0.36	0.44
Net realized and unrealized gain (loss) on investments	(0.13	)(c)	(3.31)	0.47	0.67

Total from investment operations	0.14		(2.95)	0.83	1.11

Distributions to shareholders from:
Net investment income	(0.24)		(0.36)	(0.39)	(0.44)

Transaction fees(b)	0.05		0.02	0.07	-

Net asset value at end of period	$22.84		$22.89	$26.18	$25.67

Market price at end of period(d)	$22.91		$22.91	$26.24	$25.70

Net Asset Value Total Return(e)	0.82%		(11.28)%	3.52%	4.52	%(f)
Market Price Total Return(e)	1.04%		(11.41)%	3.63%	4.64	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,973		$18,314	$15,711	$5,133
Ratio to average net assets of:
Expenses	0.18	%(g)	0.18%	0.18%	0.18	%(g)
Net investment income	2.40	%(g)	1.48%	1.40%	1.88	%(g)
Portfolio turnover rate(h)	7%		13%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.60%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

288

Financial Highlights–(continued)

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

	Six Months Ended February 28, 2023		Year Ended August 31,	For the Period September 14, 2020(a) Through August 31,
	(Unaudited)		2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.71		$25.61	$25.00

Net investment income(b)	0.28		0.44	0.37
Net realized and unrealized gain (loss) on investments	(0.04)		(4.01)	0.59

Total from investment operations	0.24		(3.57)	0.96

Distributions to shareholders from:
Net investment income	(0.28)		(0.41)	(0.35)

Transaction fees(b)	0.02		0.08	-

Net asset value at end of period	$21.69		$21.71	$25.61

Market price at end of period(c)	$21.75		$21.72	$25.69

Net Asset Value Total Return(d)	1.20%		(13.72)%	3.87	%(e)
Market Price Total Return(d)	1.44%		(13.95)%	4.19	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,877		$23,878	$7,684
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	2.66	%(f)	1.89%	1.52	%(f)
Portfolio turnover rate(g)	4%		28%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 4.04%. The market price total return from Fund Inception to August 31, 2021 was 4.23%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

289

Financial Highlights–(continued)

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

			For the Period
	Six Months Ended		September 13, 2021(a)
	February 28,		Through
	2023		August 31,
	(Unaudited)		2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.72		$25.00

Net investment income(b)	0.26		0.41
Net realized and unrealized gain (loss) on investments	0.09		(4.37)

Total from investment operations	0.35		(3.96)

Distributions to shareholders from:
Net investment income	(0.26)		(0.38)

Transaction fees(b)	0.02		0.06

Net asset value at end of period	$20.83		$20.72

Market price at end of period(c)	$20.92		$20.70

Net Asset Value Total Return(d)	1.80%		(15.72	)%(e)
Market Price Total Return(d)	2.34%		(15.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$16,665		$12,433
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	2.53	%(f)	1.93	%(f)
Portfolio turnover rate(g)	6%		52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (15.51)%. The market price total return from Fund Inception to August 31, 2022 was (15.86)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

	For the Period February 27, 2023(a) Through February 28, 2023 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	-
Net realized and unrealized gain on investments	0.01

Total from investment operations	0.01

Net asset value at end of period	$25.01

Market price at end of period(c)	$0.00

Net Asset Value Total Return(d)	0.04	%(e)
Market Price Total Return(d)	0.00	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,002
Ratio to average net assets of:
Expenses	-	%(f)
Net investment income	-	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (March 1, 2023, the first day of trading on the exchange) to February 28, 2023 was .00%. The market price total return from Fund Inception to February 28, 2023 was .00%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

	Six Months Ended February 28, 2023		Years Ended August 31,			For the Period October 2, 2018(a) Through August 31,
	(Unaudited)		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.29		$26.19	$26.06	$26.17	$25.00

Net investment income(b)	0.27		0.53	0.68	1.03	0.98
Net realized and unrealized gain (loss) on investments	0.17		(2.90)	0.23	(0.01)	1.17

Total from investment operations	0.44		(2.37)	0.91	1.02	2.15

Distributions to shareholders from:
Net investment income	(0.30)		(0.53)	(0.78)	(1.03)	(0.98)
Net realized gains	-		-	-	(0.10)	-

Total distributions	(0.30)		(0.53)	(0.78)	(1.13)	(0.98)

Net asset value at end of period	$23.43		$23.29	$26.19	$26.06	$26.17

Market price at end of period(c)	$23.36		$23.25	$26.23	$26.13	$26.19

Net Asset Value Total Return(d)	1.89%		(9.14)%	3.55%	4.05%	8.79	%(e)
Market Price Total Return(d)	1.76%		(9.43)%	3.42%	4.25%	8.87	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,772		$32,602	$31,425	$10,426	$10,466
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.32	%(g)
Net investment income	2.36	%(f)	2.16%	2.60%	3.97%	4.24	%(g)
Portfolio turnover rate(h)	0%		15%	19%	11%	16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 9.68%. The market price total return from Fund Inception to August 31, 2019 was 9.57%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

	Six Months Ended February 28, 2023		Years Ended August 31,			For the Period October 2, 2018(a) Through August 31,
	(Unaudited)		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$24.18		$26.27	$25.99	$26.44	$25.00

Net investment income(b)	0.41		0.79	0.81	1.01	1.05
Net realized and unrealized gain (loss) on investments	(0.12)		(2.10)	0.29	(0.41)	1.46

Total from investment operations	0.29		(1.31)	1.10	0.60	2.51

Distributions to shareholders from:
Net investment income	(0.44)		(0.78)	(0.82)	(1.02)	(1.07)
Net realized gains	-		-	-	(0.10)	-

Total distributions	(0.44)		(0.78)	(0.82)	(1.12)	(1.07)

Transaction fees(b)	-		-	-	0.07	-

Net asset value at end of period	$24.03		$24.18	$26.27	$25.99	$26.44

Market price at end of period(c)	$23.99		$24.17	$26.28	$26.05	$26.53

Net Asset Value Total Return(d)	1.21%		(5.05)%	4.31%	2.65%	10.29	%(e)
Market Price Total Return(d)	1.09%		(5.13)%	4.11%	2.57%	10.66	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$33,640		$41,102	$23,644	$15,592	$10,575
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.32	%(g)
Net investment income	3.46	%(f)	3.17%	3.11%	3.91%	4.52	%(g)
Portfolio turnover rate(h)	1%		15%	22%	39%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 4, 2018, the first day of trading on the Exchange) to August 31, 2019 was 11.26%. The market price total return from Fund Inception to August 31, 2019 was 11.46%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.03%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)	“BulletShares 2023 Corporate Bond ETF”

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	“BulletShares 2024 Corporate Bond ETF”

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	“BulletShares 2025 Corporate Bond ETF”

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	“BulletShares 2026 Corporate Bond ETF”

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	“BulletShares 2027 Corporate Bond ETF”

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	“BulletShares 2028 Corporate Bond ETF”

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	“BulletShares 2029 Corporate Bond ETF”

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	“BulletShares 2030 Corporate Bond ETF”

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	“BulletShares 2031 Corporate Bond ETF”

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	“BulletShares 2032 Corporate Bond ETF”

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)	“BulletShares 2023 High Yield Corporate Bond ETF”

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	“BulletShares 2024 High Yield Corporate Bond ETF”

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	“BulletShares 2025 High Yield Corporate Bond ETF”

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	“BulletShares 2026 High Yield Corporate Bond ETF”

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	“BulletShares 2027 High Yield Corporate Bond ETF”

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	“BulletShares 2028 High Yield Corporate Bond ETF”

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	“BulletShares 2029 High Yield Corporate Bond ETF”

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	“BulletShares 2030 High Yield Corporate Bond ETF”

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)	“BulletShares 2023 Municipal Bond ETF”

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	“BulletShares 2024 Municipal Bond ETF”

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	“BulletShares 2025 Municipal Bond ETF”

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	“BulletShares 2026 Municipal Bond ETF”

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	“BulletShares 2027 Municipal Bond ETF”

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	“BulletShares 2028 Municipal Bond ETF”

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	“BulletShares 2029 Municipal Bond ETF”

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	“BulletShares 2030 Municipal Bond ETF”

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	“BulletShares 2031 Municipal Bond ETF”

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	“BulletShares 2032 Municipal Bond ETF”

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)	“BulletShares 2023 USD Emerging Markets Debt ETF”

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)	“BulletShares 2024 USD Emerging Markets Debt ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

BulletShares 2023 USD Emerging Markets Debt ETF and BulletShares 2024 USD Emerging Markets Debt ETF liquidated and terminated on April 6, 2023. In connection with the liquidation of the Funds, each Fund made a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund (except for BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF, BulletShares 2031 Municipal Bond ETF and BulletShares 2032 Municipal Bond ETF (collectively, the “BulletShares Municipal Bond ETFs”)) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of the BulletShares Municipal Bond ETFs are issued and redeemed principally in exchange for the

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deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BulletShares 2023 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2023 Index

BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index

BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index

BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index

BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index

BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index

BulletShares 2029 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2029 Index

BulletShares 2030 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2030 Index

BulletShares 2031 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2031 Index

BulletShares 2032 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2032 Index

BulletShares 2023 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index

BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index

BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index

BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index

BulletShares 2027 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index

BulletShares 2028 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2028 Index

BulletShares 2029 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2029 Index

BulletShares 2030 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2030 Index

BulletShares 2023 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2023 Index

BulletShares 2024 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2024 Index

BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index

BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index

BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index

BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index

BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index

BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index

BulletShares 2031 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2031 Index

BulletShares 2032 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2032 Index

BulletShares 2023 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2023 Index

BulletShares 2024 USD Emerging Markets Debt ETF	Nasdaq BulletShares® USD Emerging Markets Debt 2024 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

295

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market

296

quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest,

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acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, there were no affiliated securities lending transactions with Invesco.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

298

investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

299

Emerging Markets Sovereign Debt Risk. For certain Funds, government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Funds may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as Northern Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure a Fund may have to Russian issuers or the adjoining geographic regions.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

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Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. If a Fund is non-diversified and therefore can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

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NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

BulletShares 2023 Corporate Bond ETF	0.10%

BulletShares 2024 Corporate Bond ETF	0.10%

BulletShares 2025 Corporate Bond ETF	0.10%

BulletShares 2026 Corporate Bond ETF	0.10%

BulletShares 2027 Corporate Bond ETF	0.10%

BulletShares 2028 Corporate Bond ETF	0.10%

BulletShares 2029 Corporate Bond ETF	0.10%

BulletShares 2030 Corporate Bond ETF	0.10%

BulletShares 2031 Corporate Bond ETF	0.10%

BulletShares 2032 Corporate Bond ETF	0.10%

BulletShares 2023 High Yield Corporate Bond ETF	0.42%

BulletShares 2024 High Yield Corporate Bond ETF	0.42%

BulletShares 2025 High Yield Corporate Bond ETF	0.42%

BulletShares 2026 High Yield Corporate Bond ETF	0.42%

BulletShares 2027 High Yield Corporate Bond ETF	0.42%

BulletShares 2028 High Yield Corporate Bond ETF	0.42%

BulletShares 2029 High Yield Corporate Bond ETF	0.42%

BulletShares 2030 High Yield Corporate Bond ETF	0.42%

BulletShares 2023 Municipal Bond ETF	0.18%

BulletShares 2024 Municipal Bond ETF	0.18%

BulletShares 2025 Municipal Bond ETF	0.18%

BulletShares 2026 Municipal Bond ETF	0.18%

BulletShares 2027 Municipal Bond ETF	0.18%

BulletShares 2028 Municipal Bond ETF	0.18%

BulletShares 2029 Municipal Bond ETF	0.18%

BulletShares 2030 Municipal Bond ETF	0.18%

BulletShares 2031 Municipal Bond ETF	0.18%

BulletShares 2032 Municipal Bond ETF	0.18%

BulletShares 2023 USD Emerging Markets Debt ETF	0.29%

BulletShares 2024 USD Emerging Markets Debt ETF	0.29%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

BulletShares 2023 Corporate Bond ETF	$31,424

BulletShares 2024 Corporate Bond ETF	4,399

BulletShares 2025 Corporate Bond ETF	2,245

BulletShares 2026 Corporate Bond ETF	1,357

302

BulletShares 2027 Corporate Bond ETF	$841

BulletShares 2028 Corporate Bond ETF	953

BulletShares 2029 Corporate Bond ETF	301

BulletShares 2030 Corporate Bond ETF	179

BulletShares 2031 Corporate Bond ETF	64

BulletShares 2032 Corporate Bond ETF*	30

BulletShares 2023 High Yield Corporate Bond ETF	11,864

BulletShares 2024 High Yield Corporate Bond ETF	5,644

BulletShares 2025 High Yield Corporate Bond ETF	2,578

BulletShares 2026 High Yield Corporate Bond ETF	723

BulletShares 2027 High Yield Corporate Bond ETF	229

BulletShares 2028 High Yield Corporate Bond ETF	105

BulletShares 2029 High Yield Corporate Bond ETF	42

BulletShares 2030 High Yield Corporate Bond ETF*	25

BulletShares 2023 Municipal Bond ETF	-

BulletShares 2024 Municipal Bond ETF	-

BulletShares 2025 Municipal Bond ETF	-

BulletShares 2026 Municipal Bond ETF	-

BulletShares 2027 Municipal Bond ETF	-

BulletShares 2028 Municipal Bond ETF	-

BulletShares 2029 Municipal Bond ETF	-

BulletShares 2030 Municipal Bond ETF	-

BulletShares 2031 Municipal Bond ETF	-

BulletShares 2032 Municipal Bond ETF**	-

BulletShares 2023 USD Emerging Markets Debt ETF	203

BulletShares 2024 USD Emerging Markets Debt ETF	59

*	For the period September 6, 2022 (commencement of investment operations) through February 28, 2023.
**	For the period February 27, 2023 (commencement of investment operations) through February 28, 2023.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“Nasdaq” is a trademark of The Nasdaq OMX Group, Inc. and has been licensed for use in the name of each Underlying Index by the Licensor. “BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 28, 2023, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)

BulletShares 2023 Corporate Bond ETF	$38,080,857	$ -	$ -

BulletShares 2024 Corporate Bond ETF	10,432,338	-	-

BulletShares 2025 Corporate Bond ETF	4,911,500	2,361,717	16,321

BulletShares 2026 Corporate Bond ETF	1,983,303	-	-

BulletShares 2027 Corporate Bond ETF	1,010,776	1,410,150	(15,518)

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	Securities Purchases	Securities Sales	Net Realized Gains (Losses)

BulletShares 2028 Corporate Bond ETF	$ 496,863	$ -	$ -

BulletShares 2029 Corporate Bond ETF	408,189	698,732	(4,255)

BulletShares 2023 High Yield Corporate Bond ETF	29,020,285	65,268,163	(2,243,834)

BulletShares 2024 High Yield Corporate Bond ETF	9,079,940	11,010,699	(634,622)

BulletShares 2025 High Yield Corporate Bond ETF	16,471,447	24,039,055	(509,883)

BulletShares 2026 High Yield Corporate Bond ETF	11,817,052	7,055,461	(144,577)

BulletShares 2027 High Yield Corporate Bond ETF	3,242,357	2,480,687	(59,775)

BulletShares 2028 High Yield Corporate Bond ETF	386,291	496,863	(67,719)

BulletShares 2029 High Yield Corporate Bond ETF	114,043	-	-

BulletShares 2023 Municipal Bond ETF	796,197	1,035,234	(5,663)

BulletShares 2024 Municipal Bond ETF	152,560	192,048	(3,015)

BulletShares 2025 Municipal Bond ETF	1,589,217	552,663	(2,774)

BulletShares 2026 Municipal Bond ETF	219,503	352,494	6,543

BulletShares 2027 Municipal Bond ETF	215,308	354,466	(7,375)

BulletShares 2028 Municipal Bond ETF	73,607	-	-

BulletShares 2029 Municipal Bond ETF	-	265,930	417

BulletShares 2030 Municipal Bond ETF	-	25,035	(70)

BulletShares 2031 Municipal Bond ETF	572,605	165,370	(571)

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023, for each Fund (except for BulletShares 2028 High Yield Corporate Bond ETF and the BulletShares Municipal Bond ETFs). As of February 28, 2023, all of the securities in BulletShares 2028 High Yield Corporate Bond ETF and the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

BulletShares 2023 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,480,892,928	$-	$2,480,892,928

Money Market Funds	286,952,040	-	-	286,952,040

Total Investments	$286,952,040	$2,480,892,928	$-	$2,767,844,968

BulletShares 2024 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$3,925,774,397	$-	$3,925,774,397

Money Market Funds	3,355,467	227,937,435	-	231,292,902

Total Investments	$3,355,467	$4,153,711,832	$-	$4,157,067,299

304

	Level 1	Level 2	Level 3	Total

BulletShares 2025 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,431,974,315	$-	$2,431,974,315

Money Market Funds	1,757,917	287,569,459	-	289,327,376

Total Investments	$1,757,917	$2,719,543,774	$-	$2,721,301,691

BulletShares 2026 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,656,779,505	$-	$1,656,779,505

Money Market Funds	1,464,022	172,198,241	-	173,662,263

Total Investments	$1,464,022	$1,828,977,746	$-	$1,830,441,768

BulletShares 2027 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$790,865,110	$-	$790,865,110

Money Market Funds	1,403,784	195,822,281	-	197,226,065

Total Investments	$1,403,784	$986,687,391	$-	$988,091,175

BulletShares 2028 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$514,116,859	$-	$514,116,859

Money Market Funds	408,286	98,186,645	-	98,594,931

Total Investments	$408,286	$612,303,504	$-	$612,711,790

BulletShares 2029 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$225,739,315	$-	$225,739,315

Money Market Funds	150,882	31,185,984	-	31,336,866

Total Investments	$150,882	$256,925,299	$-	$257,076,181

BulletShares 2030 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$161,663,693	$-	$161,663,693

Money Market Funds	65,687	21,606,933	-	21,672,620

Total Investments	$65,687	$183,270,626	$-	$183,336,313

BulletShares 2031 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$98,314,561	$-	$98,314,561

Money Market Funds	55,864	2,462,353	-	2,518,217

Total Investments	$55,864	$100,776,914	$-	$100,832,778

BulletShares 2032 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$29,350,311	$-	$29,350,311

Money Market Funds	8,125	476,487	-	484,612

Total Investments	$8,125	$29,826,798	$-	$29,834,923

BulletShares 2023 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$571,923,310	$-	$571,923,310

U.S. Treasury Securities	-	124,825,750	-	124,825,750

Money Market Funds	30,736,472	2,320,079	-	33,056,551

Total Investments	$30,736,472	$699,069,139	$-	$729,805,611

BulletShares 2024 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$523,793,429	$0	$523,793,429

Money Market Funds	52,018,948	116,329,733	-	168,348,681

Total Investments	$52,018,948	$640,123,162	$0	$692,142,110

305

	Level 1	Level 2	Level 3	Total

BulletShares 2025 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$453,753,379	$-	$453,753,379

Money Market Funds	4,036,752	40,565,931	-	44,602,683

Total Investments	$4,036,752	$494,319,310	$-	$498,356,062

BulletShares 2026 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$257,654,302	$-	$257,654,302

Money Market Funds	835,277	43,228,781	-	44,064,058

Total Investments	$835,277	$300,883,083	$-	$301,718,360

BulletShares 2027 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$80,157,596	$-	$80,157,596

Money Market Funds	33,471	12,940,470	-	12,973,941

Total Investments	$33,471	$93,098,066	$-	$93,131,537

BulletShares 2029 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$13,764,554	$-	$13,764,554

Money Market Funds	43,974	542,596	-	586,570

Total Investments	$43,974	$14,307,150	$-	$14,351,124

BulletShares 2030 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$4,713,587	$-	$4,713,587

Money Market Funds	18,783	-	-	18,783

Total Investments	$18,783	$4,713,587	$-	$4,732,370

BulletShares 2023 USD Emerging Markets Debt ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$20,677,851	$0	$20,677,851

U.S. Treasury Securities	-	2,591,200	-	2,591,200

Money Market Funds	2,225,250	29,005	-	2,254,255

Total Investments	$2,225,250	$23,298,056	$0	$25,523,306

BulletShares 2024 USD Emerging Markets Debt ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$32,849,862	$-	$32,849,862

Money Market Funds	374,800	610,519	-	985,319

Total Investments	$374,800	$33,460,381	$-	$33,835,181

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

No expiration
	Short-Term	Long-Term	Total*

BulletShares 2023 Corporate Bond ETF	$-	$-	$-

BulletShares 2024 Corporate Bond ETF	-	-	-

BulletShares 2025 Corporate Bond ETF	1,767,059	92,112	1,859,171

306

	No expiration
	Short-Term	Long-Term	Total*

BulletShares 2026 Corporate Bond ETF	$1,131,013	$3,227	$1,134,240

BulletShares 2027 Corporate Bond ETF	-	-	-

BulletShares 2028 Corporate Bond ETF	-	-	-

BulletShares 2029 Corporate Bond ETF	32,710	108,373	141,083

BulletShares 2030 Corporate Bond ETF	165,539	25,485	191,024

BulletShares 2031 Corporate Bond ETF	11,528	-	11,528

BulletShares 2023 High Yield Corporate Bond ETF	19,685,880	11,299,834	30,985,714

BulletShares 2024 High Yield Corporate Bond ETF	18,282,000	7,487,076	25,769,076

BulletShares 2025 High Yield Corporate Bond ETF	5,711,104	2,163,416	7,874,520

BulletShares 2026 High Yield Corporate Bond ETF	3,161,943	436,453	3,598,396

BulletShares 2027 High Yield Corporate Bond ETF	421,286	539,412	960,698

BulletShares 2028 High Yield Corporate Bond ETF	49,604	5,498	55,102

BulletShares 2029 High Yield Corporate Bond ETF	46,563	-	46,563

BulletShares 2023 Municipal Bond ETF	1,529	-	1,529

BulletShares 2024 Municipal Bond ETF	8,406	1,307	9,713

BulletShares 2025 Municipal Bond ETF	26,585	13,306	39,891

BulletShares 2026 Municipal Bond ETF	176,980	36,615	213,595

BulletShares 2027 Municipal Bond ETF	-	-	-

BulletShares 2028 Municipal Bond ETF	69,635	124,723	194,358

BulletShares 2029 Municipal Bond ETF	237,275	110,522	347,797

BulletShares 2030 Municipal Bond ETF	324,931	358,619	683,550

BulletShares 2031 Municipal Bond ETF	832,344	-	832,344

BulletShares 2023 USD Emerging Markets Debt ETF	675,368	1,604,561	2,279,929

BulletShares 2024 USD Emerging Markets Debt ETF	712,380	294,532	1,006,912

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BulletShares 2023 Corporate Bond ETF	$63,651,484	$507,659,487

BulletShares 2024 Corporate Bond ETF	41,024,303	33,132,398

BulletShares 2025 Corporate Bond ETF	23,831,055	14,549,492

BulletShares 2026 Corporate Bond ETF	6,928,032	6,688,880

BulletShares 2027 Corporate Bond ETF	6,455,798	7,083,115

BulletShares 2028 Corporate Bond ETF	6,518,665	6,958,434

BulletShares 2029 Corporate Bond ETF	2,112,183	1,575,280

BulletShares 2030 Corporate Bond ETF	-	525,197

BulletShares 2031 Corporate Bond ETF	-	205,561

BulletShares 2032 Corporate Bond ETF*	5,898,833	2,733,026

BulletShares 2023 High Yield Corporate Bond ETF	246,121,255	492,779,117

BulletShares 2024 High Yield Corporate Bond ETF	173,962,120	204,741,756

BulletShares 2025 High Yield Corporate Bond ETF	67,445,603	71,903,089

BulletShares 2026 High Yield Corporate Bond ETF	22,459,982	20,013,312

BulletShares 2027 High Yield Corporate Bond ETF	4,037,724	3,855,122

BulletShares 2028 High Yield Corporate Bond ETF	1,542,626	1,436,271

BulletShares 2029 High Yield Corporate Bond ETF	401,281	467,866

BulletShares 2030 High Yield Corporate Bond ETF*	5,051,178	217,437

BulletShares 2023 Municipal Bond ETF	60,629,003	14,880,886

BulletShares 2024 Municipal Bond ETF	79,202,204	2,257,022

BulletShares 2025 Municipal Bond ETF	68,777,525	5,244,299

307

	Purchases	Sales

BulletShares 2026 Municipal Bond ETF	$58,888,525	$3,019,966

BulletShares 2027 Municipal Bond ETF	54,037,341	586,106

BulletShares 2028 Municipal Bond ETF	42,890,113	1,546,105

BulletShares 2029 Municipal Bond ETF	31,753,141	2,232,994

BulletShares 2030 Municipal Bond ETF	14,170,840	1,185,361

BulletShares 2031 Municipal Bond ETF	5,075,938	733,865

BulletShares 2032 Municipal Bond ETF**	4,906,330	-

BulletShares 2023 USD Emerging Markets Debt ETF	-	3,831,060

BulletShares 2024 USD Emerging Markets Debt ETF	283,635	735,903

*	For the period September 6, 2022 (commencement of investment operations) through February 28, 2023.
**	For the period February 27, 2023 (commencement of investment operations) through February 28, 2023.

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

BulletShares 2023 Corporate Bond ETF	$31,972,462	$53,322,965

BulletShares 2024 Corporate Bond ETF	785,037,249	100,990,444

BulletShares 2025 Corporate Bond ETF	841,849,419	27,111,347

BulletShares 2026 Corporate Bond ETF	536,353,194	19,885,985

BulletShares 2027 Corporate Bond ETF	330,951,490	-

BulletShares 2028 Corporate Bond ETF	250,779,626	-

BulletShares 2029 Corporate Bond ETF	103,798,579	-

BulletShares 2030 Corporate Bond ETF	64,380,647	-

BulletShares 2031 Corporate Bond ETF	68,458,503	7,161,072

BulletShares 2032 Corporate Bond ETF*	26,776,389	-

BulletShares 2023 High Yield Corporate Bond ETF	102,587,144	58,570,209

BulletShares 2024 High Yield Corporate Bond ETF	120,781,066	38,962,820

BulletShares 2025 High Yield Corporate Bond ETF	94,020,133	24,126,329

BulletShares 2026 High Yield Corporate Bond ETF	75,398,270	4,600,008

BulletShares 2027 High Yield Corporate Bond ETF	35,974,106	-

BulletShares 2028 High Yield Corporate Bond ETF	12,348,133	-

BulletShares 2029 High Yield Corporate Bond ETF	8,011,048	1,947,126

BulletShares 2030 High Yield Corporate Bond ETF*	-	-

BulletShares 2023 Municipal Bond ETF	-	-

BulletShares 2024 Municipal Bond ETF	-	-

BulletShares 2025 Municipal Bond ETF	-	-

BulletShares 2026 Municipal Bond ETF	-	-

BulletShares 2027 Municipal Bond ETF	-	-

BulletShares 2028 Municipal Bond ETF	-	-

BulletShares 2029 Municipal Bond ETF	-	-

BulletShares 2030 Municipal Bond ETF	-	-

BulletShares 2031 Municipal Bond ETF	-	-

BulletShares 2032 Municipal Bond ETF**	-	-

BulletShares 2023 USD Emerging Markets Debt ETF	-	6,104,394

BulletShares 2024 USD Emerging Markets Debt ETF	-	6,848,384

*	For the period September 6, 2022 (commencement of investment operations) through February 28, 2023.
**	For the period February 27, 2023 (commencement of investment operations) through February 28, 2023.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

308

As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BulletShares 2023 Corporate Bond ETF	$54,318	$(22,795,444)	$(22,741,126)	$2,790,586,094

BulletShares 2024 Corporate Bond ETF	16,507	(122,757,930)	(122,741,423)	4,279,808,722

BulletShares 2025 Corporate Bond ETF	228,456	(104,568,645)	(104,340,189)	2,825,641,880

BulletShares 2026 Corporate Bond ETF	156,212	(98,367,209)	(98,210,997)	1,928,652,765

BulletShares 2027 Corporate Bond ETF	248,262	(51,082,189)	(50,833,927)	1,038,925,102

BulletShares 2028 Corporate Bond ETF	49,486	(36,772,773)	(36,723,287)	649,435,077

BulletShares 2029 Corporate Bond ETF	16,056	(24,435,383)	(24,419,327)	281,495,508

BulletShares 2030 Corporate Bond ETF	2,270	(15,480,381)	(15,478,111)	198,814,424

BulletShares 2031 Corporate Bond ETF	28,334	(6,567,862)	(6,539,528)	107,372,306

BulletShares 2032 Corporate Bond ETF*	7,763	(571,903)	(564,140)	30,399,063

BulletShares 2023 High Yield Corporate Bond ETF	561,920	(3,549,368)	(2,987,448)	732,793,059

BulletShares 2024 High Yield Corporate Bond ETF	555,246	(12,850,686)	(12,295,440)	704,437,550

BulletShares 2025 High Yield Corporate Bond ETF	1,394,779	(18,638,404)	(17,243,625)	515,599,687

BulletShares 2026 High Yield Corporate Bond ETF	529,578	(15,030,740)	(14,501,162)	316,219,522

BulletShares 2027 High Yield Corporate Bond ETF	156,595	(4,890,846)	(4,734,251)	97,865,788

BulletShares 2028 High Yield Corporate Bond ETF	123,276	(3,405,286)	(3,282,010)	42,474,484

BulletShares 2029 High Yield Corporate Bond ETF	18,340	(1,591,528)	(1,573,188)	15,924,312

BulletShares 2030 High Yield Corporate Bond ETF*	36,598	(115,392)	(78,794)	4,811,164

BulletShares 2023 Municipal Bond ETF	24,800	(919,311)	(894,511)	167,375,276

BulletShares 2024 Municipal Bond ETF	50,207	(2,392,943)	(2,342,736)	169,848,928

BulletShares 2025 Municipal Bond ETF	137,763	(3,296,372)	(3,158,609)	139,266,901

BulletShares 2026 Municipal Bond ETF	233,520	(2,645,479)	(2,411,959)	99,084,951

BulletShares 2027 Municipal Bond ETF	373,893	(1,945,739)	(1,571,846)	80,101,630

BulletShares 2028 Municipal Bond ETF	376,906	(2,013,831)	(1,636,925)	63,379,638

BulletShares 2029 Municipal Bond ETF	305,520	(1,686,907)	(1,381,387)	48,647,929

BulletShares 2030 Municipal Bond ETF	86,157	(1,331,625)	(1,245,468)	37,447,219

BulletShares 2031 Municipal Bond ETF	29,040	(842,560)	(813,520)	17,228,366

BulletShares 2032 Municipal Bond ETF*	8,053	(6,482)	1,571	4,906,330

BulletShares 2023 USD Emerging Markets Debt ETF	8,465	(996,381)	(987,916)	26,511,222

BulletShares 2024 USD Emerging Markets Debt ETF	22,617	(1,069,417)	(1,046,800)	34,881,981

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by the Funds only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For each Fund (except for the BulletShares Municipal Bond ETFs), such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. For the BulletShares Municipal Bond ETFs, such transactions are principally in exchange for the deposit or delivery of cash.

309

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

310

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

Actual	$1,000.00	$1,013.90	0.10%	$0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

Actual	1,000.00	1,002.30	0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

Actual	1,000.00	997.50	0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

Actual	1,000.00	992.90	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

Actual	1,000.00	992.40	0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

311

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

Actual	$1,000.00	$994.40		0.10%	$0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

Actual	1,000.00	988.00		0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

Actual	1,000.00	988.10		0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

Actual	1,000.00	983.70		0.10	0.49

Hypothetical (5% return before expenses)	1,000.00	1,024.30		0.10	0.50

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

Actual	1,000.00	1,010.30	(2)	0.12	0.58	(3)

Hypothetical (5% return before expenses)	1,000.00	1,024.20	(2)	0.12	0.60	(3)

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

Actual	1,000.00	1,032.80		0.42	2.12

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

Actual	1,000.00	1,036.30		0.42	2.12

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

Actual	1,000.00	1,029.60		0.42	2.11

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

Actual	1,000.00	1,027.00		0.42	2.11

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

Actual	1,000.00	1,025.10		0.42	2.11

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

Actual	1,000.00	1,014.20		0.42	2.10

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

Actual	1,000.00	1,012.60		0.42	2.10

Hypothetical (5% return before expenses)	1,000.00	1,022.71		0.42	2.11

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

Actual	1,000.00	1,004.20	(2)	0.42	2.03	(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.71	(2)	0.42	2.11	(3)

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)

Actual	1,000.00	1,009.20		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

Actual	1,000.00	1,003.20		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

312

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

Actual	$1,000.00	$1,000.90		0.18%	$0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

Actual	1,000.00	1,001.10		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

Actual	1,000.00	1,004.00		0.18	0.89

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

Actual	1,000.00	1,005.90		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

Actual	1,000.00	1,008.20		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

Actual	1,000.00	1,012.00		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

Actual	1,000.00	1,018.00		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.90		0.18	0.90

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

Actual	1,000.00	1,000.40	(4)	0.00	0.00	(5)

Hypothetical (5% return before expenses)	1,000.00	1,024.79	(4)	0.00	0.00	(5)

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

Actual	1,000.00	1,018.90		0.29	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

Actual	1,000.00	1,012.10		0.29	1.45

Hypothetical (5% return before expenses)	1,000.00	1,023.36		0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period September 6, 2022 (commencement of investment operations) through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 6, 2022 (commencement of investment operations) to February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 176/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(4)

The actual ending account value is based on the actual total return of the Fund for the period February 27, 2023 (commencement of investment operations) through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(5)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period February 27, 2023 (commencement of investment operations) to February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 1/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

313

Approval of Investment Advisory Contracts

At a meeting held on June 21, 2022, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2030 High Yield Corporate Bond ETF, Invesco BulletShares 2032 Corporate Bond ETF and Invesco BulletShares 2032 Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered at its March 15, 2022 and April 6, 2022 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds, as applicable. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

	Passive	Open-End	Open-End
	ETF	Index Fund	Active Fund	Select
	Peer Group	Peer Group	Peer Group	Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)	(Number of Peers)

Invesco BulletShares 2030 High Yield Corporate Bond ETF	Higher than median (27)	Lower than median (1)	Lower than median (110)	Higher than median (6)

Invesco BulletShares 2032 Corporate Bond ETF	Same as median (31)	Higher than median (3)	Lower than median (54)	Same as median (10)

Invesco BulletShares 2032 Municipal Bond ETF	Same as median (8)	N/A (0)	Lower than median (58)	Same as median (6)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees

314

Approval of Investment Advisory Contracts–(continued)

noted other information the Board received and considered at its March 15, 2022 and April 6, 2022 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of that Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for affiliated money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as each Fund’s distributor and index provider and will be paid a distribution fee and licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

315

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

316

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

DEF	Invesco Defensive Equity ETF

ISDX	Invesco RAFITM Strategic Developed ex-US ETF

ISEM	Invesco RAFITM Strategic Emerging Markets ETF

IUS	Invesco RAFITM Strategic US ETF

IUSS	Invesco RAFITM Strategic US Small Company ETF

2

Invesco Defensive Equity ETF (DEF)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-3.08%
Comcast Corp., Class A	69,805	$2,594,652
Electronic Arts, Inc.	19,219	2,132,156
Verizon Communications, Inc.	65,040	2,524,202

		7,251,010

Consumer Discretionary-5.10%
Garmin Ltd.	25,552	2,507,418
Genuine Parts Co.	13,146	2,325,002
McDonald’s Corp.	8,919	2,353,813
O’Reilly Automotive, Inc.(b)	2,935	2,436,343
Yum! Brands, Inc.	18,848	2,396,712

		12,019,288

Consumer Staples-11.60%
Brown-Forman Corp., Class B	35,218	2,284,592
Coca-Cola Co. (The)	37,832	2,251,382
Colgate-Palmolive Co.	31,156	2,283,735
Hershey Co. (The)	10,199	2,430,626
Keurig Dr Pepper, Inc.	63,373	2,189,537
Kimberly-Clark Corp.	17,672	2,209,883
Mondelez International, Inc., Class A	35,327	2,302,614
Monster Beverage Corp.(b)	23,894	2,431,453
PepsiCo, Inc.	13,262	2,301,355
Procter & Gamble Co. (The)	16,108	2,215,816
Sysco Corp.	28,575	2,130,838
Walmart, Inc.	16,144	2,294,547

		27,326,378

Financials-14.34%
Bank of America Corp.	73,962	2,536,897
Bank of New York Mellon Corp. (The)	54,164	2,755,864
Cboe Global Markets, Inc.	18,687	2,357,739
Chubb Ltd.	11,126	2,347,808
Citigroup, Inc.	54,141	2,744,407
Goldman Sachs Group, Inc. (The)	6,724	2,364,495
Intercontinental Exchange, Inc.	23,337	2,375,707
JPMorgan Chase & Co.	18,369	2,633,196
Marsh & McLennan Cos., Inc.	14,100	2,286,174
Nasdaq, Inc.	37,102	2,079,938
PNC Financial Services Group, Inc. (The)	15,581	2,460,551
S&P Global, Inc.	6,908	2,357,010
Travelers Cos., Inc. (The)	12,797	2,368,981
W.R. Berkley Corp.	32,181	2,130,060

		33,798,827

Health Care-19.82%
Abbott Laboratories	23,058	2,345,460
AbbVie, Inc.	14,546	2,238,629
AmerisourceBergen Corp.	14,203	2,209,419
Becton, Dickinson and Co.	9,784	2,294,837
Bristol-Myers Squibb Co.	30,133	2,077,972
Cigna Group (The)	7,258	2,120,062
CVS Health Corp.	23,512	1,964,192
Danaher Corp.	9,049	2,239,899
Elevance Health, Inc.	4,523	2,124,317
Eli Lilly and Co.	6,494	2,021,063
Gilead Sciences, Inc.	27,389	2,205,636
Henry Schein, Inc.(b)	29,674	2,323,771

	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	28,820	$2,218,564
Johnson & Johnson	13,662	2,093,838
McKesson Corp.	6,251	2,186,662
Merck & Co., Inc.	21,838	2,320,069
Quest Diagnostics, Inc.	16,187	2,239,633
Regeneron Pharmaceuticals, Inc.(b)	3,137	2,385,438
Stryker Corp.	10,006	2,630,377
Thermo Fisher Scientific, Inc.	4,348	2,355,573
UnitedHealth Group, Inc.	4,432	2,109,366

		46,704,777

Industrials-15.72%
A.O. Smith Corp.	40,579	2,663,200
CSX Corp.	78,205	2,384,470
Emerson Electric Co.	25,514	2,110,263
Fastenal Co.	47,818	2,465,496
IDEX Corp.	10,284	2,313,694
Illinois Tool Works, Inc.	10,979	2,559,864
Norfolk Southern Corp.	10,033	2,255,619
PACCAR, Inc.	34,503	2,491,117
Pentair PLC	53,805	3,009,852
Snap-on, Inc.	10,191	2,534,298
Trane Technologies PLC	13,773	2,547,592
United Parcel Service, Inc., Class B	13,835	2,524,749
Verisk Analytics, Inc.	13,138	2,248,043
W.W. Grainger, Inc.	4,108	2,745,910
Waste Management, Inc.	14,548	2,178,709

		37,032,876

Information Technology-15.29%
Accenture PLC, Class A	8,362	2,220,529
Akamai Technologies, Inc.(b)	26,809	1,946,333
Amphenol Corp., Class A	30,816	2,388,856
Broadridge Financial Solutions, Inc.	16,994	2,392,415
CDW Corp.	13,025	2,636,520
Fiserv, Inc.(b)	24,041	2,766,879
Keysight Technologies, Inc.(b)	13,623	2,179,135
Mastercard, Inc., Class A	6,934	2,463,581
Motorola Solutions, Inc.	9,032	2,373,700
NetApp, Inc.	38,448	2,481,818
Paychex, Inc.	19,970	2,204,688
TE Connectivity Ltd.	19,922	2,536,469
Teledyne Technologies, Inc.(b)	5,851	2,516,340
Texas Instruments, Inc.	13,848	2,374,240
Visa, Inc., Class A	11,557	2,541,847

		36,023,350

Materials-5.03%
Air Products and Chemicals, Inc.	7,654	2,188,891
Amcor PLC	199,295	2,220,146
FMC Corp.	18,944	2,446,618
Linde PLC (United Kingdom)	7,272	2,533,347
Martin Marietta Materials, Inc.	6,876	2,474,466

		11,863,468

Real Estate-5.04%
Federal Realty Investment Trust	22,451	2,397,318
Invitation Homes, Inc.	74,718	2,335,684
Realty Income Corp.	38,030	2,432,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Defensive Equity ETF (DEF)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Regency Centers Corp.	36,652	$2,305,411
VICI Properties, Inc.	71,807	2,407,689

		11,878,120

Utilities-4.83%
CenterPoint Energy, Inc.	79,546	2,212,970
CMS Energy Corp.	39,561	2,332,912
Consolidated Edison, Inc.	25,032	2,236,609
DTE Energy Co.	21,128	2,317,953
Pinnacle West Capital Corp.	31,017	2,285,333

		11,385,777

Total Common Stocks & Other Equity Interests (Cost $227,141,757)		235,283,871

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(c)(d) (Cost $217,019)	217,019	$217,019

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $227,358,776)		235,500,890
OTHER ASSETS LESS LIABILITIES-0.06%		131,132

NET ASSETS-100.00%.		$235,632,022

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$52,209	$5,613,336	$(5,448,527)	$-	$1	$217,019	$3,853

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	1,558,426	(1,558,426)	-	-	-	457	*

Invesco Private Prime Fund	-	4,004,330	(4,004,343)	-	13	-	1,226	*

Total	$52,209	$11,176,092	$(11,011,296)	$-	$14	$217,019	$5,536

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Defensive Equity ETF (DEF)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Health Care	19.82

Industrials	15.72

Information Technology	15.29

Financials	14.34

Consumer Staples	11.60

Consumer Discretionary	5.10

Real Estate	5.04

Materials	5.03

Utilities	4.83

Communication Services	3.08

Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

February 28, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Australia-5.40%
AGL Energy Ltd.	51,096	$237,751
Ampol Ltd.	9,474	210,575
APA Group	18,744	135,627
Aristocrat Leisure Ltd.	4,498	110,834
Aurizon Holdings Ltd.	68,165	152,151
BHP Group Ltd.	104,704	3,191,444
BlueScope Steel Ltd.	18,130	233,027
Brambles Ltd.	33,346	289,406
Coles Group Ltd.	35,430	434,361
CSL Ltd.	2,139	427,394
Downer EDI Ltd.	34,664	73,867
Evolution Mining Ltd.	32,053	58,793
Fortescue Metals Group Ltd.	36,110	521,107
Glencore PLC	346,119	2,075,660
Incitec Pivot Ltd.	44,284	102,728
James Hardie Industries PLC, CDI	3,784	79,181
JB Hi-Fi Ltd.	3,085	87,043
Lendlease Corp. Ltd.(a)	20,822	107,276
Metcash Ltd.(a)	42,082	115,498
Newcrest Mining Ltd.	14,924	226,843
OceanaGold Corp.(b)	46,423	94,793
Orica Ltd.	8,790	96,026
Origin Energy Ltd.	54,084	292,137
Orora Ltd.	30,424	72,423
Qantas Airways Ltd.(b)	36,579	158,362
Ramsay Health Care Ltd.	3,250	148,045
Rio Tinto Ltd.	49,073	3,862,874
Rio Tinto PLC	45,199	3,125,616
Santos Ltd.	49,848	235,305
Sonic Healthcare Ltd.	6,756	146,746
South32 Ltd.	113,000	330,715
Tabcorp Holdings Ltd.	37,000	25,200
Telstra Group Ltd.	340,130	954,166
Treasury Wine Estates Ltd.	12,936	122,215
Wesfarmers Ltd.	25,462	828,295
Woodside Energy Group Ltd.	52,631	1,274,508
Woolworths Group Ltd.	30,601	761,873

		21,399,865

Austria-0.39%
ams-OSRAM AG(b)	8,688	68,021
ANDRITZ AG	2,254	139,717
Mondi PLC(a)	16,010	270,677
OMV AG	6,846	334,767
UNIQA Insurance Group AG	17,305	147,917
Verbund AG	1,577	137,305
voestalpine AG	8,935	331,834
Wienerberger AG	4,098	128,118

		1,558,356

Belgium-1.04%
Anheuser-Busch InBev S.A./N.V.(a)	49,900	3,028,553
Bekaert S.A	2,604	115,488
Etablissements Franz Colruyt N.V.(a)	2,508	68,063
Groupe Bruxelles Lambert N.V	2,179	183,757
Proximus SADP	7,462	69,005
Solvay S.A., Class A	2,787	319,945

	Shares	Value
Belgium-(continued)
UCB S.A	1,966	$169,673
Umicore S.A.(a)	5,199	174,063

		4,128,547

Brazil-0.06%
Yara International ASA	5,212	248,899

Canada-15.27%
Aecon Group, Inc.	9,687	72,148
Agnico Eagle Mines Ltd.	11,074	510,976
Alamos Gold, Inc., Class A	24,073	245,955
Alimentation Couche-Tard, Inc.	45,058	2,118,449
AltaGas Ltd.	21,658	372,566
ARC Resources Ltd.(a)	30,012	327,576
Atco Ltd., Class I	8,926	277,395
ATS Corp.(b)	2,965	119,889
AutoCanada, Inc.(b)	4,183	89,685
B2Gold Corp.	66,477	227,539
Barrick Gold Corp.(a)	100,866	1,633,622
Baytex Energy Corp.(b)	23,664	91,427
BCE, Inc.(a)	23,785	1,054,685
Birchcliff Energy Ltd.	13,490	83,133
Boyd Group Services, Inc.	834	132,244
Brookfield Corp.	89,246	2,976,069
BRP, Inc.	4,703	408,414
CAE, Inc.(b)	7,748	175,112
Cameco Corp.	4,150	113,699
Canaccord Genuity Group, Inc.(a)	21,052	178,288
Canadian National Railway Co.	17,268	1,971,148
Canadian Natural Resources Ltd.(a)	53,742	3,043,847
Canadian Pacific Railway Ltd.	16,559	1,260,428
Canadian Solar, Inc.(a)(b)	3,485	138,529
Canadian Tire Corp. Ltd., Class A	5,421	677,262
Canadian Utilities Ltd., Class A	10,628	279,390
Canfor Corp.(b)	11,177	191,120
Capital Power Corp.	7,134	222,543
Cascades, Inc.	15,635	123,224
CCL Industries, Inc., Class B(a)	6,119	294,972
Celestica, Inc.(b)	20,576	266,447
Cenovus Energy, Inc.	58,804	1,086,715
Centerra Gold, Inc.	17,632	111,637
CGI, Inc., Class A(b)	10,884	978,037
CI Financial Corp.	19,717	216,801
Cogeco Communications, Inc.	1,668	85,823
Cogeco, Inc.	1,619	71,945
Constellation Software, Inc.	222	382,568
Crescent Point Energy Corp.	39,580	271,241
Dollarama, Inc.	5,807	336,191
Dundee Precious Metals, Inc.	14,373	92,480
ECN Capital Corp.	61,794	132,080
Emera, Inc.	11,952	474,498
Empire Co. Ltd., Class A	29,676	788,846
Enbridge, Inc.(a)	112,792	4,240,936
Enerflex Ltd.	13,777	91,580
Enerplus Corp.	10,265	163,236
Equinox Gold Corp.(b)	20,249	73,622
Fairfax Financial Holdings Ltd.	3,331	2,334,037
Finning International, Inc.	11,638	295,855
Franco-Nevada Corp.	2,883	368,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Canada-(continued)
George Weston Ltd.	7,702	$967,099
GFL Environmental, Inc.	6,402	195,053
Gibson Energy, Inc.	10,785	181,645
Gildan Activewear, Inc.	8,724	277,845
Hudbay Minerals, Inc.	20,977	104,311
Hydro One Ltd.(c)	16,140	419,786
IAMGOLD Corp.(b)	64,150	145,597
IGM Financial, Inc.	5,127	156,358
Imperial Oil Ltd.	12,191	604,334
Intact Financial Corp.	7,733	1,113,332
Interfor Corp.(b)	11,479	193,670
Keyera Corp.(a)	11,964	264,597
Kinross Gold Corp.	131,745	487,712
Linamar Corp.	8,570	467,386
Loblaw Cos. Ltd.	12,027	1,030,129
Lumine Group, Inc.(b)(c)(d)	666	6,833
Magna International, Inc.	31,923	1,783,205
Maple Leaf Foods, Inc.	5,250	106,739
Martinrea International, Inc.	15,809	162,334
MEG Energy Corp.(b)	12,893	204,174
Methanex Corp.	5,435	274,774
Metro, Inc.	16,115	838,863
Mullen Group Ltd.	8,765	91,677
New Gold, Inc.(b)	64,088	58,842
NFI Group, Inc.(a)	9,751	65,391
North West Co., Inc. (The)	3,818	99,218
Northland Power, Inc.(a)	9,581	233,288
Nutrien Ltd.	24,149	1,885,873
Nuvei Corp.(b)(c)	2,097	64,352
Open Text Corp.	11,108	383,226
Pan American Silver Corp.	8,562	127,916
Parkland Corp.(a)	17,638	386,586
Pembina Pipeline Corp.	29,819	981,227
Peyto Exploration & Development Corp.(a)	8,923	77,731
Premium Brands Holdings Corp.	1,995	146,784
Quebecor, Inc., Class B	7,741	183,539
Restaurant Brands International, Inc.	11,948	772,721
Ritchie Bros. Auctioneers, Inc.	2,392	146,670
Rogers Communications, Inc., Class B(a)	11,302	541,088
Russel Metals, Inc.(a)	6,341	165,669
Saputo, Inc.	16,107	432,296
Secure Energy Services, Inc.	17,249	108,705
Shaw Communications, Inc., Class B	11,912	345,868
Shopify, Inc., Class A(b)	12,184	502,771
SNC-Lavalin Group, Inc.	10,616	220,203
Spin Master Corp.(c)	3,504	95,176
Stantec, Inc.	4,613	268,557
Stelco Holdings, Inc.	4,935	202,265
Stella-Jones, Inc.	5,276	191,361
Suncor Energy, Inc.(a)	87,253	2,939,089
Superior Plus Corp.	11,453	93,545
Teck Resources Ltd., Class B	31,353	1,254,396
TELUS Corp.	28,443	566,792
TELUS International CDA, Inc.(b)	4,785	102,276
TFI International, Inc.	4,236	518,077
Thomson Reuters Corp.	4,278	519,286
Torex Gold Resources, Inc.(b)	10,419	128,568
Toromont Industries Ltd.	2,266	187,312
Tourmaline Oil Corp.	11,129	488,828
TransAlta Corp.	17,744	144,147

	Shares	Value
Canada-(continued)
Transcontinental, Inc., Class A	12,341	$141,408
Vermilion Energy, Inc.	7,831	105,146
West Fraser Timber Co. Ltd.	10,061	757,466
Western Forest Products, Inc.(a)	56,927	52,267
Wheaton Precious Metals Corp.	9,777	408,258
Whitecap Resources, Inc.	29,579	227,255
WSP Global, Inc.	3,997	503,232
Yamana Gold, Inc.	59,756	306,362

		60,483,217

Chile-0.11%
Antofagasta PLC(a)	7,032	133,658
Lundin Mining Corp.	50,906	317,450

		451,108

China-0.54%
NXP Semiconductors N.V	10,600	1,891,888
Wilmar International Ltd.	80,384	235,273

		2,127,161

Colombia-0.06%
Frontera Energy Corp.(b)	8,542	77,172
Parex Resources, Inc.	9,942	162,408

		239,580

Denmark-1.27%
AP Moller - Maersk A/S, Class B	309	722,526
Carlsberg A/S, Class B	3,242	460,015
Coloplast A/S, Class B	1,135	131,613
Demant A/S(b)	2,144	64,430
DSV A/S	1,245	227,251
H Lundbeck A/S, Class A(b)	5,018	19,234
ISS A/S(b)	9,233	201,881
Novo Nordisk A/S, Class B	14,457	2,052,161
Novozymes A/S, Class B(a)	2,316	111,939
Orsted A/S(a)(c)	1,843	161,558
Pandora A/S	2,864	272,362
Rockwool A/S, Class B(a)	369	84,258
Tryg A/S	4,128	91,730
Vestas Wind Systems A/S(a)	15,572	445,104

		5,046,062

Finland-0.96%
Elisa OYJ	1,920	109,383
Fortum OYJ(a)	22,743	348,760
Huhtamaki OYJ(a)	2,574	91,146
Kesko OYJ, Class B	9,690	211,382
Kone OYJ, Class B	6,319	329,369
Neste OYJ	5,793	280,696
Nokia OYJ	132,874	617,128
Nokian Renkaat OYJ(a)	6,759	61,587
Outokumpu OYJ(a)	22,762	137,110
Sampo OYJ, Class A	12,125	592,008
Stora Enso OYJ, Class R	18,471	262,388
UPM-Kymmene OYJ	13,528	492,227
Valmet OYJ(a)	3,313	109,865
Wartsila OYJ Abp(a)	16,687	162,030

		3,805,079

France-8.51%
Air France-KLM(a)(b)	42,402	79,615
Air Liquide S.A	7,035	1,123,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
France-(continued)
Airbus SE	6,575	$864,766
Alstom S.A.(a)	9,084	268,103
Amundi S.A.(c)	1,531	101,314
Arkema S.A	1,757	179,175
Atos SE(a)(b)	10,226	145,752
Bollore SE	33,526	188,082
Bouygues S.A	18,882	641,581
Bureau Veritas S.A	3,501	100,469
Capgemini SE	2,758	520,186
Carrefour S.A.(a)	47,725	946,958
Casino Guichard Perrachon S.A.(a)(b)	10,309	105,063
Cie de Saint-Gobain	20,174	1,205,154
Cie Generale des Etablissements Michelin S.C.A	23,458	739,724
Criteo S.A., ADR(b)	4,960	164,424
Danone S.A	14,721	831,163
Dassault Systemes SE	3,207	124,409
Eiffage S.A	5,085	560,835
Elis S.A	8,778	158,254
ENGIE S.A	114,255	1,676,473
EssilorLuxottica S.A	3,895	679,079
Eurazeo SE	1,161	78,553
Faurecia SE(b)	14,114	309,985
Hermes International	119	216,495
Kering S.A	922	542,669
Korian S.A.(a)	5,807	47,635
Legrand S.A	3,383	314,280
L’Oreal S.A	2,759	1,097,513
LVMH Moet Hennessy Louis Vuitton SE	2,161	1,808,184
Nexity S.A.(a)	3,442	91,767
Orange S.A	112,999	1,293,265
Orpea S.A.(a)(b)	4,653	12,667
Pernod Ricard S.A	2,396	502,348
Publicis Groupe S.A	6,516	519,925
Renault S.A.(b)	35,469	1,597,504
Rexel S.A	13,046	325,821
Rubis S.C.A	4,614	128,005
Safran S.A	6,212	882,506
Schneider Electric SE	8,410	1,356,729
SCOR SE	13,685	337,426
SEB S.A.(a)	785	91,075
Sodexo S.A	3,176	295,521
SPIE S.A	5,435	149,744
Teleperformance	521	135,920
Thales S.A	1,820	255,161
TotalEnergies SE	102,019	6,336,759
Ubisoft Entertainment S.A.(b)	2,042	45,217
Valeo	18,177	380,426
Veolia Environnement S.A	22,344	670,829
Vinci S.A	15,038	1,719,811
Vivendi SE	45,390	469,231
Wendel SE	1,472	167,814
Worldline S.A.(b)(c)	2,895	121,332

		33,705,967

Germany-9.18%
adidas AG	3,224	484,343
Aurubis AG	1,564	153,821
BASF SE	44,765	2,301,269
Bayer AG	28,453	1,698,518

	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG	19,068	$1,976,664
Beiersdorf AG	1,049	125,709
Brenntag SE	3,609	273,273
CECONOMY AG(a)	43,122	113,870
Continental AG	7,730	557,442
Covestro AG(c)	11,330	500,444
Deutsche Lufthansa AG(b)	32,870	342,382
Deutsche Post AG	20,557	874,644
Deutsche Telekom AG	123,563	2,782,605
E.ON SE	84,391	925,843
Evonik Industries AG	17,871	383,403
Freenet AG	3,368	84,294
Fresenius Medical Care AG& Co. KGaA	7,503	293,770
Fresenius SE & Co. KGaA	24,540	677,423
GEA Group AG	3,975	175,449
Hannover Rueck SE	2,343	456,449
HeidelbergCement AG	8,367	577,823
Henkel AG& Co. KGaA, Preference Shares	12,204	890,692
HOCHTIEF AG	1,688	115,427
Infineon Technologies AG	13,325	473,606
Jungheinrich AG, Preference Shares	3,811	141,374
K+S AG	4,275	101,962
KION Group AG	2,412	95,129
Knorr-Bremse AG	1,446	98,787
Lanxess AG	4,769	223,037
Mercedes-Benz Group AG	43,254	3,332,520
Merck KGaA	3,802	723,143
METRO AG(b)	18,946	171,688
MTU Aero Engines AG	716	173,504
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	7,087	2,450,892
ProSiebenSat.1 Media SE	14,969	149,888
Rheinmetall AG	718	183,202
RWE AG	15,067	642,977
SAP SE	13,450	1,533,066
Schaeffler AG, Preference Shares	43,773	320,771
Siemens AG	18,952	2,908,268
Siemens Energy AG(a)(b)	21,324	428,990
Siemens Healthineers AG(c)	2,644	138,460
Symrise AG	1,120	114,975
Telefonica Deutschland Holding AG	47,049	143,250
thyssenkrupp AG	37,996	286,254
TUI AG(a)(b)	5,332	105,036
Uniper SE(a)	10,798	31,399
United Internet AG	3,135	68,887
Volkswagen AG, Preference Shares	32,197	4,410,160
Zalando SE(b)(c)	3,296	131,427

		36,348,209

Ghana-0.01%
Tullow Oil PLC(a)(b)	120,524	51,040

Guatemala-0.05%
Millicom International Cellular S.A., SDR(a)(b)	9,756	193,275

Hong Kong-0.83%
CK Hutchison Holdings Ltd.	135,315	806,770
CLP Holdings Ltd.	45,745	323,732
HKT Trust & HKT Ltd.	91,627	119,065
Hong Kong & China Gas Co. Ltd. (The)	179,847	169,090
Jardine Matheson Holdings Ltd.	6,589	326,287
Melco Resorts & Entertainment Ltd., ADR(b)	29,608	378,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Hong Kong-(continued)
PCCW Ltd.	173,933	$86,418
Swire Pacific Ltd., Class A	67,417	549,677
Techtronic Industries Co. Ltd.	13,491	134,145
WH Group Ltd.(c)	468,000	271,875
Yue Yuen Industrial Holdings Ltd.	80,121	118,403

		3,283,852

Indonesia-0.02%
First Pacific Co. Ltd.	277,395	92,942

Ireland-0.56%
CRH PLC	23,057	1,088,601
Flutter Entertainment PLC(a)(b)	2,051	331,114
Kerry Group PLC, Class A	1,858	178,559
Kingspan Group PLC	1,385	90,448
Ryanair Holdings PLC(b)	186	2,900
Ryanair Holdings PLC, ADR(a)(b)	2,972	275,712
Smurfit Kappa Group PLC	6,901	258,856

		2,226,190

Israel-0.43%
Check Point Software Technologies Ltd.(b)	4,553	563,297
Clal Insurance Enterprises Holdings Ltd.(b)	4,890	70,211
ICL Group Ltd.	7,510	54,604
Teva Pharmaceutical Industries Ltd., ADR(b)	101,087	1,001,772

		1,689,884

Italy-1.88%
A2A S.p.A	63,829	94,462
Assicurazioni Generali S.p.A	95,609	1,897,070
Coca-Cola HBC AG(b)	6,335	163,130
Enel S.p.A	323,210	1,822,478
Eni S.p.A.(a)	121,390	1,720,661
Ferrari N.V	674	175,335
Hera S.p.A	30,685	82,102
Leonardo S.p.A	18,074	203,463
Prysmian S.p.A	6,643	256,223
Saipem S.p.A.(b)	31,796	51,153
Telecom Italia S.p.A.(a)(b)	1,965,323	644,443
Unipol Gruppo S.p.A	32,882	174,427
UnipolSai Assicurazioni S.p.A.(a)	66,089	168,630

		7,453,577

Japan-21.68%
Advantest Corp.	1,714	136,023
Aeon Co. Ltd.(a)	50,804	947,342
AGC, Inc.	10,058	372,149
Air Water, Inc.	9,058	108,857
Aisin Corp.	12,236	335,061
Ajinomoto Co., Inc.	9,587	282,792
Alfresa Holdings Corp.	17,530	211,830
Alps Alpine Co. Ltd.(a)	12,969	123,201
Amada Co. Ltd.(a)	14,676	133,492
ANA Holdings, Inc.(a)(b)	5,606	113,733
Asahi Group Holdings Ltd.	14,459	511,211
Asahi Kasei Corp.	57,198	398,830
Astellas Pharma, Inc.	39,792	560,591
Bandai Namco Holdings, Inc.	2,298	141,947
Bridgestone Corp.	23,347	895,555
Brother Industries Ltd.	8,599	126,446
Canon, Inc.(a)	32,127	693,532
Chubu Electric Power Co., Inc.(a)	53,625	555,875

	Shares	Value
Japan-(continued)
Chugai Pharmaceutical Co. Ltd.	4,712	$117,407
Chugoku Electric Power Co., Inc. (The)(a)	28,547	140,624
Coca-Cola Bottlers Japan Holdings, Inc.	10,475	110,275
COMSYS Holdings Corp.(a)	4,661	84,792
Cosmo Energy Holdings Co. Ltd.(a)	9,281	279,013
Dai Nippon Printing Co. Ltd.	10,283	275,542
Daicel Corp.	16,940	117,522
Daiichi Sankyo Co. Ltd.	13,459	423,191
Daikin Industries Ltd.	3,243	555,797
Daito Trust Construction Co. Ltd.	3,208	302,159
Daiwa House Industry Co. Ltd.	26,869	619,970
Daiwabo Holdings Co. Ltd.	6,010	92,831
Denka Co. Ltd.	3,387	71,487
Denso Corp.	11,733	623,538
Dentsu Group, Inc.	6,693	214,722
DIC Corp.	5,671	101,167
Dowa Holdings Co. Ltd.(a)	2,343	76,285
East Japan Railway Co	12,837	650,826
Ebara Corp.	2,833	120,420
Eisai Co. Ltd.	4,858	262,203
Electric Power Development Co. Ltd.	12,591	200,953
ENEOS Holdings, Inc.(a)	357,642	1,234,806
FANUC Corp.	2,639	448,891
Fast Retailing Co. Ltd.(a)	1,641	324,068
Fuji Electric Co. Ltd.	2,880	111,212
FUJIFILM Holdings Corp.	8,676	404,708
Fujikura Ltd.	13,938	98,845
Fujitsu Ltd.	4,057	521,812
Furukawa Electric Co. Ltd.	6,966	121,764
Hakuhodo DY Holdings, Inc.	13,725	152,953
Hankyu Hanshin Holdings, Inc.	7,474	212,618
Hanwa Co. Ltd.	5,822	169,469
Haseko Corp.	11,367	130,431
Hino Motors Ltd.(a)(b)	22,364	90,957
Hitachi Construction Machinery Co. Ltd.	3,792	84,768
Hitachi Ltd.	31,785	1,607,743
Hokkaido Electric Power Co., Inc.	34,676	120,156
Hokuriku Electric Power Co	24,238	96,443
Honda Motor Co. Ltd.	102,608	2,668,117
Hoya Corp.	3,138	310,310
Idemitsu Kosan Co. Ltd.	17,804	396,690
IHI Corp.	6,272	162,769
Iida Group Holdings Co. Ltd.(a)	6,710	111,476
Inpex Corp.	43,086	453,270
Isetan Mitsukoshi Holdings Ltd.	17,500	178,706
Isuzu Motors Ltd.	27,461	328,407
ITOCHU Corp.(a)	48,522	1,449,444
Iwatani Corp.	1,969	81,382
J. Front Retailing Co. Ltd.(a)	14,101	130,850
Japan Airlines Co. Ltd.(b)	5,416	101,946
Japan Tobacco, Inc.(a)	36,476	741,624
JFE Holdings, Inc.(a)	46,433	574,724
JGC Holdings Corp.	6,756	86,995
JSR Corp.	3,373	76,639
JTEKT Corp.	17,533	130,904
Kajima Corp.	26,432	315,713
Kaneka Corp.	3,318	83,306
Kanematsu Corp.	7,925	94,892
Kansai Electric Power Co., Inc. (The)(a)	56,420	531,002
Kao Corp.	11,448	427,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Kawasaki Heavy Industries Ltd.(a)	10,366	$226,322
Kawasaki Kisen Kaisha Ltd.(a)	4,890	117,211
KDDI Corp.	21,108	617,674
Keyence Corp.	926	400,339
Kinden Corp.	7,289	81,818
Kintetsu Group Holdings Co. Ltd.	4,993	151,203
Kirin Holdings Co. Ltd.	28,885	432,379
Kobe Steel Ltd.	52,317	354,119
Koito Manufacturing Co. Ltd.	6,092	102,282
Komatsu Ltd.	24,394	583,816
Konami Group Corp.	1,220	53,828
Konica Minolta, Inc.	49,258	214,802
K’s Holdings Corp.(a)	9,446	81,413
Kubota Corp.	20,863	314,825
Kuraray Co. Ltd.	18,334	164,342
Kyocera Corp.	9,575	471,527
Kyowa Kirin Co. Ltd.	3,767	80,614
Kyushu Electric Power Co., Inc.	55,214	293,469
Kyushu Railway Co	4,828	105,588
Lawson, Inc.	2,781	109,431
Lixil Corp.	13,499	215,148
Makita Corp.	4,233	105,658
Marubeni Corp.	88,722	1,133,328
MatsukiyoCocokara & Co	2,647	123,008
Mazda Motor Corp.	51,613	464,921
Medipal Holdings Corp.	21,386	280,248
MEIJI Holdings Co. Ltd.	4,022	184,248
MINEBEA MITSUMI, Inc.	9,199	159,513
Mitsubishi Chemical Group Corp.	101,046	588,257
Mitsubishi Corp.	68,317	2,321,619
Mitsubishi Electric Corp.	75,924	854,469
Mitsubishi Estate Co. Ltd.	23,676	294,701
Mitsubishi Gas Chemical Co., Inc.	7,560	107,060
Mitsubishi HC Capital, Inc.	21,083	110,047
Mitsubishi Heavy Industries Ltd.	16,898	622,130
Mitsubishi Materials Corp.	14,434	224,645
Mitsubishi Motors Corp.(a)(b)	46,393	182,895
Mitsubishi Shokuhin Co. Ltd.	3,565	84,928
Mitsui & Co. Ltd.	65,619	1,842,140
Mitsui Chemicals, Inc.	10,076	242,996
Mitsui Fudosan Co. Ltd.	22,065	420,355
Mitsui Mining & Smelting Co. Ltd.	3,747	92,289
Mitsui OSK Lines Ltd.(a)	9,144	238,980
MS&AD Insurance Group Holdings, Inc.	23,757	776,465
Murata Manufacturing Co. Ltd.	7,527	404,490
Nagase & Co. Ltd.	6,277	93,223
Nagoya Railroad Co. Ltd.	6,621	100,471
NEC Corp.	11,211	401,231
Nexon Co. Ltd.	3,666	79,448
NGK Insulators Ltd.	8,277	109,862
NGK Spark Plug Co. Ltd.(a)	5,678	114,173
NH Foods Ltd.	4,802	132,552
NHK Spring Co. Ltd.	12,868	85,683
Nidec Corp.	4,570	231,360
Nikon Corp.	11,514	114,113
Nintendo Co. Ltd.	13,103	492,896
Nippon Electric Glass Co. Ltd.	4,481	83,360
Nippon Paper Industries Co. Ltd.	19,763	158,000
Nippon Sanso Holdings Corp.	4,480	79,855
Nippon Steel Corp.	58,815	1,311,318

	Shares	Value
Japan-(continued)
Nippon Steel Trading Corp.(a)	2,198	$149,583
Nippon Telegraph & Telephone Corp.	49,058	1,421,517
Nippon Yusen K.K	12,613	327,050
Nissan Motor Co. Ltd.	294,379	1,140,215
Nisshin Seifun Group, Inc.	7,111	82,169
Nisshinbo Holdings, Inc.	10,185	75,519
Nissin Foods Holdings Co. Ltd.	1,276	106,228
Nissui Corp.	19,730	79,085
Nitori Holdings Co. Ltd.	1,392	157,375
Nitto Denko Corp.	3,729	224,482
Nomura Real Estate Holdings, Inc.	3,738	83,286
Nomura Research Institute Ltd.	6,154	137,343
NSK Ltd.	25,775	142,674
NTT Data Corp.	14,443	200,398
Obayashi Corp.	42,114	311,337
Odakyu Electric Railway Co. Ltd.	6,986	84,674
Oji Holdings Corp.	56,970	231,284
Olympus Corp.	9,981	168,090
Omron Corp.	3,292	176,714
Ono Pharmaceutical Co. Ltd.	4,964	101,310
Oriental Land Co. Ltd.	715	114,193
Osaka Gas Co. Ltd.	15,551	252,647
Otsuka Corp.	2,876	96,912
Otsuka Holdings Co. Ltd.	10,394	315,448
Pan Pacific International Holdings Corp.	8,753	160,004
Panasonic Holdings Corp.	116,104	1,011,749
Persol Holdings Co. Ltd.	5,061	101,320
Recruit Holdings Co. Ltd.	12,856	349,584
Renesas Electronics Corp.(b)	14,485	187,582
Rengo Co. Ltd.	14,873	96,522
Resonac Holdings Corp.	10,308	169,284
Ricoh Co. Ltd.	39,820	309,287
Rohm Co. Ltd.	2,305	177,340
Ryohin Keikaku Co. Ltd.(a)	8,045	80,973
Sankyu, Inc.	2,750	101,145
Santen Pharmaceutical Co. Ltd.	10,677	81,519
Secom Co. Ltd.	4,778	277,914
Seibu Holdings, Inc.	8,157	82,100
Seiko Epson Corp.(a)	10,199	140,539
Sekisui Chemical Co. Ltd.	15,433	206,770
Sekisui House Ltd.	28,006	530,349
Seven & i Holdings Co. Ltd.(a)	25,736	1,150,624
Sharp Corp.(a)	14,894	102,781
Shikoku Electric Power Co., Inc.	17,350	93,109
Shimadzu Corp.	2,240	64,709
Shimano, Inc.(a)	735	114,474
Shimizu Corp.(a)	42,879	231,370
Shin-Etsu Chemical Co. Ltd.	4,962	697,591
Shionogi & Co. Ltd.	4,378	194,738
Shiseido Co. Ltd.	5,255	241,927
SMC Corp.	538	272,920
SoftBank Corp.	58,998	665,928
Sojitz Corp.	17,077	327,712
Sompo Holdings, Inc.	17,735	760,230
Sony Group Corp.	25,063	2,103,073
Stanley Electric Co. Ltd.	5,117	106,686
Subaru Corp.	32,331	519,209
SUMCO Corp.	7,838	108,120
Sumitomo Chemical Co. Ltd.	101,091	354,002
Sumitomo Corp.	64,433	1,098,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Sumitomo Electric Industries Ltd.	47,099	$579,337
Sumitomo Forestry Co. Ltd.	8,736	167,582
Sumitomo Heavy Industries Ltd.	6,652	156,515
Sumitomo Metal Mining Co. Ltd.	5,870	218,054
Sumitomo Rubber Industries Ltd.	14,217	127,960
Suntory Beverage & Food Ltd.	3,164	111,030
Suzuken Co. Ltd.	6,173	155,894
Suzuki Motor Corp.	17,161	602,585
Sysmex Corp.	1,429	85,615
Taiheiyo Cement Corp.	11,148	204,849
Taisei Corp.	10,452	340,688
Taisho Pharmaceutical Holdings Co. Ltd.	2,423	95,522
Takashimaya Co. Ltd.(a)	12,387	172,417
Takeda Pharmaceutical Co. Ltd.	47,051	1,454,897
TDK Corp.	9,867	330,313
Teijin Ltd.	16,457	170,955
Terumo Corp.	6,293	169,135
TIS, Inc.	3,266	81,042
Tobu Railway Co. Ltd.	6,057	135,178
Toho Holdings Co. Ltd.	6,377	103,088
Tohoku Electric Power Co., Inc.	68,694	327,294
Tokio Marine Holdings, Inc.	80,718	1,712,846
Tokyo Electric Power Co. Holdings, Inc.(b)	228,818	759,283
Tokyo Electron Ltd.	1,183	405,667
Tokyo Gas Co. Ltd.	20,373	393,057
Tokyo Tatemono Co. Ltd.	5,805	71,084
Tokyu Corp.	16,007	192,721
Tokyu Fudosan Holdings Corp.	28,076	135,624
Toppan, Inc.	12,644	228,625
Toray Industries, Inc.	71,379	408,314
Toshiba Corp.(a)	15,458	478,555
Tosoh Corp.	10,880	147,926
TOTO Ltd.	3,047	101,667
Toyo Seikan Group Holdings Ltd.	13,723	178,420
Toyo Suisan Kaisha Ltd.	2,336	94,493
Toyota Boshoku Corp.(a)	5,379	83,638
Toyota Industries Corp.	5,067	297,216
Toyota Motor Corp.	300,546	4,109,437
Toyota Tsusho Corp.	13,780	562,470
Trend Micro, Inc.	1,555	73,175
Tsuruha Holdings, Inc.	1,731	121,868
UBE Corp.	7,636	114,471
Unicharm Corp.	3,790	140,315
West Japan Railway Co.	8,318	322,669
Yakult Honsha Co. Ltd.	1,826	124,535
Yamada Holdings Co. Ltd.	52,926	186,114
Yamaha Corp.	2,502	94,963
Yamaha Motor Co. Ltd.	13,802	353,118
Yamato Holdings Co. Ltd.	5,256	88,787
Yamazaki Baking Co. Ltd.	7,372	85,564
Yaskawa Electric Corp.	2,738	107,739
Yokogawa Electric Corp.	4,894	73,079
Yokohama Rubber Co. Ltd. (The)	7,866	149,218
Z Holdings Corp.	54,968	148,785

		85,863,813

Luxembourg-0.29%
Aperam S.A.	2,214	86,686

	Shares	Value
Luxembourg-(continued)
ArcelorMittal S.A	32,369	$976,441
Eurofins Scientific SE(a)	1,081	75,663

		1,138,790

Macau-0.11%
Galaxy Entertainment Group Ltd.	32,040	213,069
Sands China Ltd.(b)	62,020	214,911

		427,980

Netherlands-4.44%
Aalberts N.V	1,768	86,323
Adyen N.V.(b)(c)	69	98,434
Akzo Nobel N.V	7,315	537,134
ASM International N.V	382	130,851
ASML Holding N.V.(a)	2,429	1,504,358
Heineken Holding N.V	3,574	306,819
Heineken N.V.(a)	4,049	414,368
Koninklijke Ahold Delhaize N.V	63,501	2,021,296
Koninklijke BAM Groep N.V.(b)	38,165	98,028
Koninklijke DSM N.V	2,739	338,980
Koninklijke KPN N.V	77,160	265,205
Koninklijke Philips N.V.(a)	32,945	539,795
Randstad N.V.(a)	5,925	365,069
Shell PLC	344,591	10,540,031
Wolters Kluwer N.V	2,943	341,599

		17,588,290

New Zealand-0.07%
Contact Energy Ltd.	16,490	78,257
Fletcher Building Ltd.	31,877	93,810
Spark New Zealand Ltd.	38,637	119,688

		291,755

Norway-0.49%
Aker BP ASA	2,403	65,100
Equinor ASA	25,048	775,052
Gjensidige Forsikring ASA	8,232	146,714
Mowi ASA	6,448	111,958
Norsk Hydro ASA	35,455	259,268
Orkla ASA	21,506	145,333
Storebrand ASA	14,457	120,166
Telenor ASA	27,452	309,237

		1,932,828

Portugal-0.15%
Galp Energia SGPS S.A.	23,112	283,339
Jeronimo Martins SGPS S.A.	7,338	151,126
Sonae SGPS S.A.	150,065	165,032

		599,497

Singapore-0.44%
ComfortDelGro Corp. Ltd.	91,697	82,423
Jardine Cycle & Carriage Ltd.	5,156	113,795
Keppel Corp. Ltd.	34,586	140,795
Olam Group Ltd.	77,182	88,296
Sea Ltd., ADR(a)(b)	4,865	304,014
Sembcorp Marine Ltd.(b)	660,592	62,273
Singapore Airlines Ltd.	31,871	134,715
Singapore Technologies Engineering Ltd.	27,918	74,039
Singapore Telecommunications Ltd.	209,592	369,003
STMicroelectronics N.V.	7,657	368,659

		1,738,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
South Africa-0.28%
Anglo American PLC	31,160	$1,088,145

South Korea-5.26%
CJ CheilJedang Corp.	502	121,777
CJ Corp.	3,133	205,749
DB Insurance Co. Ltd.	3,698	215,187
Doosan Co. Ltd.	1,597	121,895
Doosan Enerbility Co. Ltd.(b)	8,589	105,541
E-MART, Inc.	2,436	206,183
GS Engineering & Construction Corp.	4,451	74,842
GS Holdings Corp.	4,550	139,775
Hankook Tire & Technology Co. Ltd.	3,903	109,724
Hanwha Corp.	16,485	335,742
Hanwha Solutions Corp.(b)	5,106	160,521
HD Hyundai Co. Ltd.	4,087	183,463
HMM Co. Ltd.(b)	4,824	82,208
Hyundai Engineering & Construction Co. Ltd.	5,386	148,158
Hyundai Marine & Fire Insurance Co. Ltd.	6,505	173,041
Hyundai Mobis Co. Ltd.	3,704	594,823
Hyundai Motor Co.	8,557	1,140,071
Hyundai Steel Co.	8,861	234,374
Kakao Corp.	1,404	66,208
Kia Corp.	9,424	536,276
Korea Electric Power Corp.(b)	42,075	573,931
Korea Gas Corp.(b)	3,089	65,480
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	2,073	127,364
Korea Zinc Co. Ltd.	205	90,474
Korean Air Lines Co. Ltd.	5,354	92,049
Korean Reinsurance Co	13,645	84,144
KT Corp.	11,470	263,942
KT&G Corp.	3,451	231,327
LG Chem Ltd.	1,114	572,469
LG Display Co. Ltd.(b)	30,576	353,302
LG Electronics, Inc.	7,453	626,317
LG H&H Co. Ltd.	198	99,954
LG Innotek Co. Ltd.	328	68,661
LG Uplus Corp.	16,112	134,789
LOTTE Chemical Corp.	1,487	200,252
LOTTE Shopping Co. Ltd.	1,709	112,362
LS Corp.	1,627	82,872
LX International Corp.	2,881	68,256
NAVER Corp.	885	139,447
POSCO Holdings, Inc.	5,908	1,419,795
Posco International Corp.	5,537	94,567
Samsung C&T Corp.	3,226	268,417
Samsung Electro-Mechanics Co. Ltd.	1,183	128,738
Samsung Electronics Co. Ltd.	150,508	6,892,715
Samsung Fire & Marine Insurance Co. Ltd.	1,897	307,505
Samsung Heavy Industries Co. Ltd.(b)	20,280	84,293
Samsung SDI Co. Ltd.	455	239,320
Samsung SDS Co. Ltd.	964	91,282
Shinsegae, Inc.	429	66,137
SK hynix, Inc.	15,721	1,062,125
SK Innovation Co. Ltd.(b)	2,746	311,455
SK Telecom Co. Ltd.	7,748	264,366
SK, Inc.	4,051	546,766
S-Oil Corp.	1,529	93,248

		20,813,679

	Shares	Value
Spain-1.83%
Acciona S.A.	506	$95,571
Acerinox S.A.	8,407	92,589
ACS Actividades de Construccion y Servicios S.A.(a)	19,423	590,342
Amadeus IT Group S.A.(b)	4,106	258,652
Endesa S.A.	11,180	220,173
Ferrovial S.A.	6,757	188,174
Grifols S.A.(a)(b)	7,405	90,584
Iberdrola S.A.	159,923	1,842,687
Industria de Diseno Textil S.A	19,982	616,444
Mapfre S.A.(a)	87,433	188,042
Repsol S.A.	90,071	1,433,283
Telefonica S.A.	399,217	1,629,550

		7,246,091

Sweden-1.60%
Alfa Laval AB(a)	4,233	140,036
Assa Abloy AB, Class B	12,990	317,756
Atlas Copco AB, Class A	37,579	449,279
Boliden AB	6,485	267,488
Electrolux AB, Class B(a)	14,884	181,286
Epiroc AB, Class A	7,207	139,253
Essity AB, Class B	13,746	373,024
Getinge AB, Class B	3,050	65,951
H & M Hennes & Mauritz AB, Class B(a)	26,295	332,930
Hexagon AB, Class B	17,401	193,806
Holmen AB, Class B	1,726	70,009
Husqvarna AB, Class B(a)	13,017	115,983
Peab AB, Class B.	11,462	63,308
Sandvik AB	15,338	317,391
Securitas AB, Class B(a)	20,573	178,297
Skanska AB, Class B	17,501	319,860
SKF AB, Class B(a)	12,107	231,434
SSAB AB, Class B(a)	36,527	251,275
Svenska Cellulosa AB S.C.A., Class B(a)	9,019	126,525
Tele2 AB, Class B	12,401	114,561
Telefonaktiebolaget LM Ericsson, Class B	71,965	400,933
Telia Co. AB	86,514	224,402
Trelleborg AB, Class B	5,931	153,783
Volvo AB, Class B	64,266	1,292,887

		6,321,457

Switzerland-2.79%
ABB Ltd.	31,416	1,048,485
Accelleron Industries AG(b)	1,563	38,689
Adecco Group AG(a)	11,582	413,479
Alcon, Inc.	5,344	365,827
Barry Callebaut AG	46	91,975
Chocoladefabriken Lindt & Spruengli AG, PC	27	297,295
Cie Financiere Richemont S.A	8,267	1,250,304
Clariant AG(a)(b)	5,751	93,574
DKSH Holding AG	1,176	96,050
Dufry AG(b)	3,131	139,939
Geberit AG	382	207,456
Georg Fischer AG	1,861	127,078
Givaudan S.A.(a)	85	257,653
Helvetia Holding AG	1,422	183,127
IWG PLC(a)(b)	28,703	63,695
Kuehne + Nagel International AG, Class R	820	210,851
Logitech International S.A., Class R(a)	2,200	120,839
Lonza Group AG	457	273,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Switzerland-(continued)
Novartis AG	42,497	$3,594,732
Partners Group Holding AG	229	218,335
Schindler Holding AG, PC(a)	1,631	367,878
SGS S.A.	99	227,946
Sika AG	1,110	312,541
Sonova Holding AG, Class A	441	108,785
Swatch Group AG (The), BR	1,599	558,221
Swisscom AG	581	359,789

		11,027,987

Turkey-0.06%
Eldorado Gold Corp.(b)	23,917	223,983

United Kingdom-8.74%
3i Group PLC	15,751	310,252
abrdn PLC(a)	178,610	485,662
Admiral Group PLC(a)	4,062	108,238
Ashtead Group PLC	5,077	338,670
Associated British Foods PLC	11,210	272,378
AstraZeneca PLC	9,817	1,293,083
B&M European Value Retail S.A	27,126	161,508
Babcock International Group PLC(b)	37,572	149,287
BAE Systems PLC	65,263	709,516
Balfour Beatty PLC	44,938	198,466
Barratt Developments PLC	38,406	218,114
Beazley PLC.	15,383	127,198
Bellway PLC	4,456	119,600
Berkeley Group Holdings PLC	3,424	173,935
BP PLC	1,063,910	7,090,565
BT Group PLC(a)	326,822	551,362
Bunzl PLC.	6,683	239,811
Burberry Group PLC	8,516	254,242
Centrica PLC	418,494	532,742
CNH Industrial N.V	26,258	432,319
Coca-Cola Europacific Partners PLC	7,106	390,830
Compass Group PLC	26,028	605,007
Croda International PLC(a)	1,111	88,261
Currys PLC.	212,495	208,378
DCC PLC.	3,968	222,034
Diageo PLC	24,438	1,044,085
Direct Line Insurance Group PLC	65,573	143,173
Drax Group PLC	12,052	92,870
DS Smith PLC	49,015	200,154
Entain PLC	7,476	123,046
Experian PLC	8,459	287,257
Firstgroup PLC	93,368	119,253
Hays PLC	72,711	103,785
IMI PLC	5,392	101,638
Imperial Brands PLC	34,890	846,904
Inchcape PLC.	19,851	218,697
InterContinental Hotels Group PLC	1,434	97,324
International Consolidated Airlines Group S.A.(a)(b)	215,385	403,598
International Distributions Services PLC	67,653	192,638
Intertek Group PLC	2,061	104,148
ITV PLC	140,020	149,851
J Sainsbury PLC(a)	164,605	534,466
John Wood Group PLC(b)	52,207	123,533
Johnson Matthey PLC(a)	9,122	240,970
Kingfisher PLC(a)	122,338	425,368
Man Group PLC	35,488	114,111

	Shares	Value
United Kingdom-(continued)
Marks & Spencer Group PLC(b)	159,341	$308,650
Melrose Industries PLC.	187,023	339,289
National Grid PLC	87,393	1,108,809
Next PLC	2,902	240,380
Pearson PLC(a)	23,346	259,575
Persimmon PLC	9,947	174,915
Reckitt Benckiser Group PLC	10,241	714,388
RELX PLC	19,914	603,445
Rentokil Initial PLC	16,975	105,302
Rolls-Royce Holdings PLC(a)(b)	167,929	294,668
Sage Group PLC (The)	15,341	139,034
Smith & Nephew PLC	14,271	204,907
Smiths Group PLC	7,577	161,768
Spectris PLC	2,226	94,780
SSE PLC	22,262	470,438
Subsea 7 S.A.	12,036	157,393
Tate & Lyle PLC	11,990	116,474
Taylor Wimpey PLC	136,185	203,123
Tesco PLC	452,579	1,397,183
Travis Perkins PLC(a)	11,334	137,764
Unilever PLC	59,792	2,993,934
Vodafone Group PLC	2,086,565	2,520,543
Whitbread PLC	6,861	256,581
WPP PLC	52,166	646,705

		34,598,375

United States-4.91%
Atlassian Corp., Class A(b)	968	159,071
Bausch Health Cos., Inc.(b)	36,918	344,653
Computershare Ltd.	5,029	84,104
Constellium SE(b)	11,052	176,722
Ferguson PLC	4,153	600,574
GSK PLC.	70,937	1,224,132
Haleon PLC(b)	86,238	336,129
Holcim AG(b)	20,198	1,252,933
ICON PLC(b)	1,572	354,690
Nestle S.A	41,732	4,723,319
QIAGEN N.V.(b)	1,971	91,051
Roche Holding AG	11,899	3,450,678
Sanofi	23,371	2,203,135
Signify N.V.(c)	5,323	185,327
Spotify Technology S.A.(b)	2,780	323,314
Stellantis N.V.	127,729	2,242,350
Swiss Re AG	15,028	1,574,553
Tenaris S.A.	7,758	129,005

		19,455,740

Zambia-0.13%
First Quantum Minerals Ltd.	23,389	512,120

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $384,091,334)		395,401,352

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.36%
Invesco Private Government Fund, 4.58%(e)(f)(g)	10,377,330	10,377,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(e)(f)(g)	26,688,151	$26,693,488

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,072,483)		37,070,818

TOTAL INVESTMENTS IN SECURITIES-109.20% (Cost $421,163,817)		432,472,170
OTHER ASSETS LESS LIABILITIES-(9.20)%		(36,447,221)

NET ASSETS-100.00%.		$396,024,949

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

CDI-CREST Depository Interest

PC-Participation Certificate

SDR-Swedish Depository Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $2,296,318, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,961,082	$(3,961,082)	$-	$-	$-	$2,008

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	13,324,561	26,135,284	(29,082,515)	-	-	10,377,330	153,302	*

Invesco Private Prime Fund	34,263,158	62,836,423	(70,407,759)	(4,586)	6,252	26,693,488	415,277	*

Total	$47,587,719	$92,932,789	$(103,451,356)	$(4,586)	$6,252	$37,070,818	$570,587

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Industrials	17.27

Consumer Discretionary	14.56

Materials	13.49

Energy	12.74

Consumer Staples	10.67

Information Technology	7.05

Health Care	7.04

Communication Services	5.94

Financials	5.53

Utilities	4.86

Real Estate	0.69

Money Market Funds Plus Other Assets Less Liabilities	0.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

February 28, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Australia-0.10%
AngloGold Ashanti Ltd.	2,554	$43,143

Brazil-6.52%
Ambev S.A.	43,200	110,799
Atacadao S.A.	4,300	11,078
B3 S.A. - Brasil, Bolsa, Balcao	42,300	85,480
Banco BTG Pactual S.A.	12,300	47,591
BB Seguridade Participacoes S.A.	2,900	19,003
Braskem S.A., Class A, Preference Shares	7,407	28,546
BRF S.A.(a)	11,407	13,459
CCR S.A.	6,700	14,104
Centrais Eletricas Brasileiras S.A.	5,278	34,697
Cia Brasileira de Distribuicao	9,400	27,980
Cia de Saneamento Basico do Estado de Sao Paulo	2,300	22,799
Cia de Saneamento do Parana	200	654
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	1,700	7,086
Cia Energetica de Minas Gerais, Preference Shares	18,055	36,244
Cia Paranaense de Energia, Class B, Preference Shares	12,200	16,475
Cia Siderurgica Nacional S.A.	10,718	34,223
Cogna Educacao(a)	43,743	16,925
Cosan S.A.	11,092	31,827
Embraer S.A.(a)	15,210	48,333
Energisa S.A.	2,000	14,822
Equatorial Energia S.A.	7,165	34,901
Gerdau S.A., Preference Shares	16,209	88,889
Itausa S.A., Preference Shares	78,900	124,379
Klabin S.A.	12,100	45,102
Lojas Renner S.A.	5,861	20,937
M Dias Branco S.A.	4,100	26,364
Marfrig Global Foods S.A.	9,600	11,713
Metalurgica Gerdau S.A., Preference Shares	29,400	70,843
Natura & Co. Holding S.A.	3,900	11,444
Neoenergia S.A.	11,200	30,184
Nexa Resources S.A.	2,139	12,941
Pagseguro Digital Ltd., Class A(a)(b)	2,881	24,978
Petroleo Brasileiro S.A., Preference Shares	137,285	663,718
Raia Drogasil S.A.	3,900	16,943
Sendas Distribuidora S.A.	6,800	23,628
Suzano S.A.	4,900	44,807
Telefonica Brasil S.A.	3,800	28,343
TIM S.A.	2,600	6,106
Ultrapar Participacoes S.A.	24,807	62,627
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	18,497	24,199
Vale S.A.	47,490	776,112
Vibra Energia S.A.	14,100	39,945

		2,811,228

Chile-0.77%
Cencosud S.A.	17,231	32,398
Colbun S.A.	352,327	40,213
Embotelladora Andina S.A., Class B, Preference Shares	4,872	11,911
Empresas CMPC S.A.	20,764	34,309

	Shares	Value
Chile-(continued)
Empresas COPEC S.A.	7,878	$56,600
Enel Americas S.A.	208,872	25,860
Enel Chile S.A.	1,102,918	49,412
Falabella S.A.	19,581	42,865
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	447	39,735

		333,303

China-61.93%
360 DigiTech, Inc., ADR(b)	4,414	89,869
AAC Technologies Holdings, Inc.(a)	13,719	30,621
Agile Group Holdings Ltd.(a)	73,778	20,302
Air China Ltd., H Shares(a)(b)	94,120	86,692
Alibaba Group Holding Ltd.(a)	95,233	1,049,450
Aluminum Corp. of China Ltd., H Shares	361,340	184,134
Angang Steel Co. Ltd., H Shares	127,413	41,716
Anhui Conch Cement Co. Ltd., H Shares	57,311	210,275
ANTA Sports Products Ltd.	2,300	30,297
Autohome, Inc., ADR	1,817	55,418
AviChina Industry & Technology Co. Ltd., H Shares	52,752	25,134
BAIC Motor Corp. Ltd., H Shares(c)	419,562	113,850
Baozun, Inc., ADR(a)(b)	2,373	14,926
BBMG Corp., H Shares	876,120	116,079
Beijing Enterprises Holdings Ltd.	18,905	61,897
Beijing Jingneng Clean Energy Co. Ltd., H Shares	105,506	26,345
BYD Co. Ltd., H Shares	4,670	125,652
BYD Electronic International Co. Ltd.	7,312	21,285
China BlueChemical Ltd., H Shares	64,406	14,523
China Coal Energy Co. Ltd., H Shares	134,671	104,141
China Communications Services Corp. Ltd., H Shares	92,004	35,749
China Conch Venture Holdings Ltd.	16,077	32,361
China Datang Corp. Renewable Power Co. Ltd., H Shares(b)	74,004	25,738
China Eastern Airlines Corp. Ltd., H Shares(a)	115,786	46,907
China Energy Engineering Corp. Ltd., H Shares	1,036,048	121,430
China Feihe Ltd.(c)	38,126	30,503
China Galaxy Securities Co. Ltd., H Shares	81,316	40,505
China Gas Holdings Ltd.	31,645	44,185
China Hongqiao Group Ltd.	125,568	134,214
China Jinmao Holdings Group Ltd.	146,239	28,318
China Life Insurance Co. Ltd., H Shares	346,432	586,986
China Longyuan Power Group Corp. Ltd., H Shares	46,211	56,693
China Mengniu Dairy Co. Ltd.(a)	13,939	61,264
China National Building Material Co. Ltd., H Shares	212,725	188,348
China Oilfield Services Ltd., H Shares	53,122	56,848
China Overseas Grand Oceans Group Ltd.	33,626	13,066
China Overseas Land & Investment Ltd.	32,943	81,670
China Pacific Insurance (Group) Co. Ltd., H Shares	338,661	897,401
China Petroleum & Chemical Corp., H Shares	4,955,623	2,531,632
China Power International Development Ltd.(b)	47,929	18,990
China Railway Group Ltd., H Shares	855,114	445,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
China-(continued)
China Railway Signal & Communication Corp. Ltd., H Shares(c)	123,677	$45,062
China Reinsurance Group Corp., H Shares	2,499,843	178,344
China Resources Beer Holdings Co. Ltd.	3,404	25,130
China Resources Cement Holdings Ltd.	21,838	11,740
China Resources Gas Group Ltd.	9,563	40,326
China Resources Land Ltd.	22,706	100,665
China Resources Pharmaceutical Group Ltd.(c)	47,646	39,151
China Resources Power Holdings Co. Ltd.	26,883	54,865
China Shenhua Energy Co. Ltd., H Shares	84,980	255,498
China Southern Airlines Co. Ltd., H Shares(a)(b)	55,229	40,246
China State Construction International Holdings Ltd.	18,000	20,478
China Suntien Green Energy Corp. Ltd., H Shares	62,752	27,501
China Taiping Insurance Holdings Co. Ltd.	187,713	221,683
China Tower Corp. Ltd., H Shares(c)	2,834,441	306,934
China Vanke Co. Ltd., H Shares	352,866	615,869
China Yongda Automobiles Services Holdings Ltd.	34,673	26,768
China Yuchai International Ltd.	2,491	20,252
Chindata Group Holdings Ltd., ADR(a)(b)	3,828	25,916
Chongqing Iron & Steel Co. Ltd., H Shares(a)	235,512	26,403
CIFI Holdings Group Co. Ltd.(b)	89,440	9,571
CITIC Ltd.	293,764	324,097
CITIC Securities Co. Ltd., H Shares	75,692	160,265
CMOC Group Ltd., H Shares	209,200	117,533
COSCO SHIPPING Development Co. Ltd., H Shares	214,136	27,826
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares(a)	49,432	47,357
COSCO SHIPPING Holdings Co. Ltd., H Shares	163,379	169,425
COSCO SHIPPING Ports Ltd.	20,250	13,183
Country Garden Holdings Co. Ltd.(b)	254,959	77,954
CSPC Pharmaceutical Group Ltd.	21,314	22,890
Dada Nexus Ltd., ADR(a)	2,227	19,954
Daqo New Energy Corp., ADR(a)	1,156	51,072
Datang International Power Generation Co. Ltd., H Shares(a)	417,831	71,329
Dongfang Electric Corp. Ltd., H Shares	33,626	53,805
Dongfeng Motor Group Co. Ltd., H Shares	253,001	129,248
DouYu International Holdings Ltd., ADR(a)(b)	17,142	21,427
ENN Energy Holdings Ltd.	4,714	66,961
FinVolution Group, ADR	9,548	48,408
Fosun International Ltd.	54,605	44,661
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	8,585	38,444
Ganfeng Lithium Group Co. Ltd., H Shares(c)	1,800	12,543
Geely Automobile Holdings Ltd.	41,420	53,717
GF Securities Co. Ltd., H Shares	43,952	62,377
Great Wall Motor Co. Ltd., H Shares(b)	99,997	132,489
Greentown China Holdings Ltd.	13,438	18,352
Guangdong Investment Ltd.	13,500	13,638
Guangshen Railway Co. Ltd., H Shares(a)	193,576	33,292
Guangzhou Automobile Group Co. Ltd., H Shares	129,945	82,773
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	6,166	18,146
Guangzhou R&F Properties Co. Ltd., H Shares(a) .	127,162	31,266
H World Group Ltd., ADR	849	40,217

	Shares	Value
China-(continued)
Haier Smart Home Co. Ltd., H Shares	61,228	$216,457
Hello Group, Inc., ADR	16,069	141,568
Hengan International Group Co. Ltd.	5,112	23,510
Hisense Home Appliances Group Co. Ltd., H Shares	24,595	36,911
Hollysys Automation Technologies Ltd.	1,267	23,300
Huadian Power International Corp. Ltd., H Shares	305,378	122,159
Huaneng Power International, Inc., H Shares(a)	400,606	196,998
HUYA, Inc., ADR(a)	7,021	30,190
iQIYI, Inc., ADR(a)	6,681	51,644
JD.com, Inc., A Shares	22,081	488,626
Jiangsu Expressway Co. Ltd., H Shares	13,500	12,899
Jiangxi Copper Co. Ltd., H Shares	96,739	152,327
JinkoSolar Holding Co. Ltd., ADR(a)(b)	1,119	59,307
JOYY, Inc., ADR.	2,550	80,070
KE Holdings, Inc., ADR(a)	10,838	197,793
Kingboard Holdings Ltd.	11,758	41,942
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	3,917	15,080
Kunlun Energy Co. Ltd.	97,354	77,888
Legend Holdings Corp., H Shares(c)	222,408	245,656
Lenovo Group Ltd.	153,515	137,683
LexinFintech Holdings Ltd., ADR(a)	13,805	38,240
Li Auto, Inc., ADR(a)(b)	2,928	69,130
Li Ning Co. Ltd.	2,252	19,150
Longfor Group Holdings Ltd.(b)(c)	12,680	36,185
Lufax Holding Ltd., ADR	41,268	89,139
Maanshan Iron & Steel Co. Ltd., H Shares	201,861	47,061
Meituan, B Shares(a)(c)	5,717	99,125
Metallurgical Corp. of China Ltd., H Shares	638,370	139,068
NetEase, Inc.	8,524	131,506
New China Life Insurance Co. Ltd., H Shares	142,684	345,372
New Oriental Education & Technology Group, Inc., ADR(a)(b)	8,156	315,800
NIO, Inc., ADR(a)(b)	3,240	30,424
Noah Holdings Ltd., ADR(a)(b)	1,377	25,764
Nongfu Spring Co. Ltd., H Shares(b)(c)	7,852	44,014
PDD Holdings Inc., ADR(a)	10,024	879,406
People’s Insurance Co. Group of China Ltd. (The), H Shares	738,340	233,274
PetroChina Co. Ltd., H Shares	6,450,002	3,303,269
PICC Property & Casualty Co. Ltd., H Shares	138,377	121,462
Ping An Insurance (Group) Co. of China Ltd., H Shares	327,507	2,223,852
Poly Property Group Co. Ltd.	40,378	9,671
Qingdao Port International Co. Ltd., H Shares(c) .	28,002	13,449
Qudian, Inc., ADR(a)	42,089	45,456
Seazen Group Ltd.(a)(b)	87,400	29,284
Shandong Chenming Paper Holdings Ltd., H Shares(a)	176,572	56,687
Shandong Gold Mining Co. Ltd., H Shares(b)(c)	23,745	40,656
Shanghai Electric Group Co. Ltd., H Shares(a)	401,060	92,991
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(b)	11,407	33,351
Shanghai Industrial Holdings Ltd.	6,752	8,739
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	61,867	109,082
Shenzhen Expressway Corp. Ltd., H Shares	18,000	16,167
Shenzhen International Holdings Ltd.	17,178	14,925
Shenzhou International Group Holdings Ltd.	1,967	21,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
China-(continued)
Sino Biopharmaceutical Ltd.	60,337	$31,131
Sinopec Engineering Group Co. Ltd., H Shares	59,673	29,876
Sinopec Oilfield Service Corp., H Shares(a)	215,260	17,003
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	471,092	81,021
Sinopharm Group Co. Ltd., H Shares	46,447	124,261
Sinotrans Ltd., H Shares	247,553	75,690
Sinotruk Hong Kong Ltd.	22,438	35,331
SITC International Holdings Co. Ltd.	2,252	4,705
Sohu.com Ltd., ADR(a)(b)	960	13,747
Sun Art Retail Group Ltd.	66,431	24,120
Sunny Optical Technology Group Co. Ltd.	2,344	26,577
TAL Education Group, ADR(a)	24,248	170,463
Tencent Holdings Ltd.	15,520	679,365
Tencent Music Entertainment Group, ADR(a)	42,548	320,812
Tianneng Power International Ltd.(b)	20,250	25,953
Times China Holdings Ltd.(a)	72,880	10,585
Tingyi Cayman Islands Holding Corp.	22,371	36,138
Tsingtao Brewery Co. Ltd., H Shares	5,658	55,791
Vipshop Holdings Ltd., ADR(a)	21,712	323,292
Vnet Group, Inc., ADR(a)(b)	5,693	22,601
Want Want China Holdings Ltd.	32,114	20,211
Weibo Corp., ADR(a)	2,813	58,173
Weichai Power Co. Ltd., H Shares	146,172	216,758
WuXi AppTec Co. Ltd., H Shares(b)(c)	2,608	27,760
Wuxi Biologics Cayman, Inc.(a)(c)	1,688	11,763
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	25,350	22,833
Xinte Energy Co. Ltd., H Shares	10,300	22,701
Yangzijiang Shipbuilding Holdings Ltd.	82,820	79,365
Yankuang Energy Group Co. Ltd., H Shares	40,714	122,668
Yuexiu Property Co. Ltd.	15,750	23,195
Yum China Holdings, Inc.	5,313	312,032
Zhejiang Expressway Co. Ltd., H Shares	31,502	25,404
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	25,126	25,288
Zhongsheng Group Holdings Ltd.	3,376	16,838
Zijin Mining Group Co. Ltd., H Shares	138,093	208,296
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	139,256	80,366
ZTE Corp., H Shares	42,660	126,629
ZTO Express (Cayman), Inc., ADR(b)	7,109	171,043

		26,712,991

Colombia-0.08%
Ecopetrol S.A	62,496	34,824

Czech Republic-0.07%
CEZ A.S.(b)	633	29,601

Egypt-0.08%
Commercial International Bank Egypt S.A.E	19,130	33,170

Greece-0.62%
Danaos Corp.	342	19,894
Hellenic Telecommunications Organization S.A	2,104	32,398
Motor Oil Hellas Corinth Refineries S.A	2,185	58,115
Public Power Corp. S.A.(a)	7,215	63,508
Star Bulk Carriers Corp.	1,929	47,280
Tsakos Energy Navigation Ltd.	1,942	46,181

		267,376

	Shares	Value
Hong Kong-0.12%
Nine Dragons Paper Holdings Ltd.	43,956	$35,783
Skyworth Group Ltd.	30,835	16,892

		52,675

Hungary-0.34%
Gedeon Richter PLC	1,073	22,541
MOL Hungarian Oil & Gas PLC	16,268	123,951

		146,492

India-3.64%
Dr. Reddy’s Laboratories Ltd., ADR(b)	1,331	69,545
ICICI Bank Ltd., ADR(b)	22,734	470,139
Infosys Ltd., ADR(b)	35,115	629,963
Tata Motors Ltd., ADR(a)(d)	4,217	104,396
Tata Steel Ltd., GDR(c)	9,886	125,552
Wipro Ltd., ADR(b)	21,895	102,250
WNS (Holdings) Ltd., ADR(a)(b)	781	67,885

		1,569,730

Indonesia-0.88%
PT Adaro Energy Indonesia Tbk	115,682	22,681
PT Astra International Tbk	138,215	55,286
PT Bank Rakyat Indonesia (Persero) Tbk	318,363	97,492
PT Indah Kiat Pulp & Paper Corp. Tbk	50,519	26,253
PT Indofood Sukses Makmur Tbk	105,245	44,686
PT Perusahaan Gas Negara Tbk	138,016	14,164
PT Telkom Indonesia (Persero) Tbk	326,301	83,019
PT United Tractors Tbk	19,229	35,180

		378,761

Kuwait-0.16%
Agility Public Warehousing Co. KSC	10,756	21,133
Mobile Telecommunications Co. KSCP	27,061	49,290

		70,423

Malaysia-0.90%
Axiata Group Bhd	43,202	30,518
Genting Bhd	23,682	24,592
Genting Malaysia Bhd	8,500	5,114
IHH Healthcare Bhd	8,700	11,225
IJM Corp. Bhd	64,100	22,997
Kuala Lumpur Kepong Bhd	4,800	22,249
MISC Bhd	14,532	24,482
Petronas Chemicals Group Bhd	23,312	37,195
Sime Darby Bhd	68,700	34,752
Telekom Malaysia Bhd	28,774	32,253
Tenaga Nasional Bhd	64,798	135,300
Top Glove Corp. Bhd.(a)	47,800	8,042

		388,719

Mexico-2.96%
Alfa S.A.B. de C.V., Class A	59,422	38,717
Arca Continental S.A.B. de C.V	8,568	72,200
Cemex S.A.B. de C.V., Series CPO(a)	296,691	148,305
El Puerto de Liverpool S.A.B. de C.V., Series C-1(b)	12,565	76,295
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	32,016	295,019
Gruma S.A.B. de C.V., Class B	2,043	29,902
Grupo Bimbo S.A.B. de C.V., Series A	13,154	62,342
Grupo Elektra S.A.B. de C.V.(b)	456	23,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Mexico-(continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O	24,118	$203,262
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	2,428	5,031
Grupo Mexico S.A.B. de C.V., Class B	18,430	82,560
Grupo Televisa S.A.B., Series CPO	10,338	10,330
Industrias Penoles S.A.B. de C.V.(a)	1,242	14,837
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	27,107	54,303
Nemak S.A.B. de C.V.(a)(c)	133,023	33,682
Orbia Advance Corp. S.A.B. de C.V.	15,423	32,159
Qualitas Controladora S.A.B. de C.V.	109	679
Wal-Mart de Mexico S.A.B. de C.V., Series V	24,305	95,509

		1,279,129

Peru-0.04%
Cia de Minas Buenaventura S.A.A., ADR(b)	2,289	17,351

Philippines-0.07%
ACEN Corp.	5,591	640
Ayala Corp.	2,555	28,851

		29,491

Poland-0.66%
Asseco Poland S.A.(b)	77	1,386
Cyfrowy Polsat S.A.(b)	1,114	4,331
Enea S.A.(a)	15,335	22,378
KGHM Polska Miedz S.A	1,160	33,307
Orange Polska S.A	9,397	14,240
PGE Polska Grupa Energetyczna S.A.(a)	23,852	35,909
Polski Koncern Naftowy ORLEN S.A.(b)	10,160	152,637
Tauron Polska Energia S.A.(a)	41,241	20,011

		284,199

Qatar-0.18%
Ooredoo Q.P.S.C	26,523	67,004
Qatar Fuel Q.S.C	2,033	9,071

		76,075

Russia-0.00%
Aeroflot PJSC(a)(d)	15,654	0
Alrosa PJSC(a)(d)	20,898	0
Bashneft PJSC, Preference Shares(d)	3,265	0
Federal Grid Co. Unified Energy System PJSC(a)(d)	4,903,095	0
Gazprom PJSC(d)	192,768	0
Inter RAO UES PJSC(d)	484,005	0
Lenta International Co. PJSC, GDR(a)(d)	7,182	0
Lukoil PJSC(d)	5,375	0
Magnit PJSC(a)(d)	825	0
MMC Norilsk Nickel PJSC(d)	264	0
Mobile TeleSystems PJSC(d)	9,047	0
Nizhnekamskneftekhim PJSC, Preference Shares(d)	17,391	0
Novatek PJSC(d)	1,922	0
Novolipetsk Steel PJSC(a)(d)	7,352	0
PhosAgro PJSC(d)	214	0
Polymetal International PLC(a)(d)	1,099	0
Polyus PJSC(a)(d)	91	0
Rosneft Oil Co. PJSC(d)	28,631	0
Rostelecom PJSC(d)	15,754	0
RusHydro PJSC(d)	1,184,728	0

	Shares	Value
Russia-(continued)
Severstal PAO(a)(d)	1,051	$0
Sistema PJSFC(a)(d)	55,673	0
Surgutneftegas PJSC(d)	771,775	0
Tatneft PJSC(d)	18,419	0
TCS Group Holding PLC, GDR(a)(c)(d)	188	0
Transneft PJSC, Preference Shares(d)	26	0
X5 Retail Group N.V., GDR(a)(c)(d)	3,143	0
Yandex N.V., Class A(a)(d)	322	0

		0

Saudi Arabia-1.44%
Almarai Co. JSC	1,842	25,770
Etihad Etisalat Co.	3,942	41,073
Jarir Marketing Co.	348	13,706
Mobile Telecommunications Co.(a)	6,528	18,057
National Industrialization Co.(a)	2,515	8,082
SABIC Agri-Nutrients Co.	380	13,529
Sahara International Petrochemical Co	2,423	22,857
Saudi Arabian Mining Co.(a)	1,768	29,964
Saudi Arabian Oil Co.(c)	12,299	104,222
Saudi Basic Industries Corp.	6,093	143,693
Saudi Electricity Co.	9,659	57,141
Saudi Kayan Petrochemical Co.(a)	5,460	18,478
Saudi Telecom Co.	10,737	100,570
Savola Group (The)	1,599	11,590
Yanbu National Petrochemical Co., Class A	946	10,588

		619,320

South Africa-2.61%
Aspen Pharmacare Holdings Ltd.	3,179	24,573
Barloworld Ltd.	2,969	14,816
Bid Corp. Ltd.	2,398	52,542
Bidvest Group Ltd. (The)	1,688	21,548
Capitec Bank Holdings Ltd.	334	31,924
Discovery Ltd.(a)	2,093	17,075
Exxaro Resources Ltd.	3,689	40,418
Foschini Group Ltd. (The)	2,283	12,630
Gold Fields Ltd.	3,848	34,964
Grindrod Ltd.	1,020	571
Harmony Gold Mining Co. Ltd.(b)	6,365	19,352
Impala Platinum Holdings Ltd.	4,069	38,018
Life Healthcare Group Holdings Ltd.	12,643	13,500
Momentum Metropolitan Holdings	13,090	14,162
Motus Holdings Ltd.	2,269	13,679
Mr Price Group Ltd.	1,022	8,478
MTN Group Ltd.	1,929	15,218
Naspers Ltd., Class N	845	149,933
Ninety One Ltd.	12,016	30,112
Old Mutual Ltd.	127,377	82,645
Pepkor Holdings Ltd.(c)	13,907	14,205
Pick n Pay Stores Ltd.	9,501	23,742
Remgro Ltd.	3,522	26,819
RMB Holdings Ltd.	130,877	3,708
Sanlam Ltd.	20,539	66,944
Sappi Ltd.	10,951	29,155
Sasol Ltd.	6,468	95,257
Shoprite Holdings Ltd.	4,805	58,253
Sibanye Stillwater Ltd.	21,879	44,232
SPAR Group Ltd. (The)	4,557	35,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
South Africa-(continued)
Tiger Brands Ltd.	3,108	$37,588
Woolworths Holdings Ltd.	12,927	54,226

		1,126,035

Switzerland-0.05%
Mediclinic International PLC	3,561	21,504

Taiwan-12.84%
Acer, Inc.	47,169	39,244
ASE Technology Holding Co. Ltd.	25,457	88,562
Asia Cement Corp.	14,000	20,562
Asustek Computer, Inc.	10,855	99,040
AUO Corp.	159,227	97,200
Catcher Technology Co. Ltd.	11,100	67,213
Chailease Holding Co. Ltd.	2,276	16,844
Cheng Shin Rubber Industry Co. Ltd.	1,000	1,124
Chicony Electronics Co. Ltd.	10,000	30,194
China Airlines Ltd.	30,401	20,254
China Development Financial Holding Corp.	257,439	111,528
China Steel Corp.	114,512	118,009
Chunghwa Telecom Co. Ltd.	24,419	92,564
Compal Electronics, Inc.	164,252	130,185
Delta Electronics, Inc.	11,764	110,615
Eva Airways Corp.	19,716	18,312
Evergreen Marine Corp. Taiwan Ltd.	2,600	13,397
Far Eastern New Century Corp.	41,520	44,219
Far EasTone Telecommunications Co. Ltd.	3,000	6,794
Formosa Chemicals & Fibre Corp.	62,552	146,169
Formosa Petrochemical Corp.	16,000	44,687
Formosa Plastics Corp.	39,272	117,161
Foxconn Technology Co. Ltd.	19,653	35,798
General Interface Solution Holding Ltd.	3,000	8,517
Globalwafers Co. Ltd.	1,000	16,804
Himax Technologies, Inc., ADR	3,203	23,798
Hon Hai Precision Industry Co. Ltd.	233,589	774,298
Hotai Motor Co. Ltd.	658	13,324
Innolux Corp.	279,718	134,950
Inventec Corp.	58,325	50,918
Largan Precision Co. Ltd.	689	49,861
Lite-On Technology Corp.	15,514	35,387
Macronix International Co. Ltd.	10,000	11,306
MediaTek, Inc.	4,436	105,260
Mercuries & Associates Holding Ltd.	4,000	2,212
Mercuries Life Insurance Co. Ltd.(a)	133,587	23,631
Micro-Star International Co. Ltd.	7,040	31,654
Nan Ya Plastics Corp.	61,667	153,006
Nanya Technology Corp.	13,468	25,814
Novatek Microelectronics Corp.	2,416	32,312
Pegatron Corp.	76,819	171,440
Pou Chen Corp.	37,628	41,494
Powerchip Semiconductor Manufacturing Corp.	12,000	13,115
Powertech Technology, Inc.	5,877	16,993
President Chain Store Corp.	3,976	34,841
Qisda Corp.	26,000	25,599
Quanta Computer, Inc.	56,874	149,514
Radiant Opto-Electronics Corp.	2,000	6,925
Realtek Semiconductor Corp.	1,261	15,727
Shin Kong Financial Holding Co. Ltd.	202,000	58,937
Silicon Motion Technology Corp., ADR	256	17,208
Simplo Technology Co. Ltd.	1,000	9,715
Sino-American Silicon Products, Inc.	2,586	13,495

	Shares	Value
Taiwan-(continued)
Synnex Technology International Corp.	10,000	$20,512
TA Chen Stainless Pipe	15,120	21,586
Taiwan Cement Corp.	43,527	55,927
Taiwan Mobile Co. Ltd.	4,000	12,681
Taiwan Semiconductor Manufacturing Co. Ltd.	72,990	1,224,106
Teco Electric and Machinery Co. Ltd.	41,556	41,939
TPK Holding Co. Ltd.	26,240	29,453
Unimicron Technology Corp.	2,519	10,582
Uni-President Enterprises Corp.	63,385	140,419
United Microelectronics Corp.	61,003	100,005
Walsin Lihwa Corp.	24,141	44,844
Wan Hai Lines Ltd.	6,750	17,634
Winbond Electronics Corp.	26,000	19,669
Wistron Corp.	107,194	116,624
WPG Holdings Ltd.	34,406	55,669
WT Microelectronics Co. Ltd.	7,000	14,933
Yageo Corp.	2,187	38,616
Yang Ming Marine Transport Corp.	12,000	25,442
Zhen Ding Technology Holding Ltd.	3,101	11,399

		5,539,770

Thailand-1.16%
Advanced Info Service PCL, NVDR	2,040	11,660
Central Retail Corp. PCL, NVDR	38,776	49,099
Charoen Pokphand Foods PCL, NVDR	61,537	38,655
CP ALL PCL, NVDR	18,926	33,203
Indorama Ventures PCL, NVDR	12,621	13,124
IRPC PCL, NVDR	226,879	18,360
PTT Exploration & Production PCL, NVDR	11,450	48,598
PTT Global Chemical PCL, NVDR	28,514	38,122
PTT PCL, NVDR	195,930	176,020
Siam Cement PCL (The), NVDR	2,552	23,613
Thai Beverage PCL	57,312	27,248
Thai Oil PCL, NVDR	14,977	21,401

		499,103

Turkey-1.29%
AG Anadolu Grubu Holding A.S	9,357	43,838
BIM Birlesik Magazalar A.S	6,700	48,372
Eregli Demir ve Celik Fabrikalari TAS	38,807	90,650
Is Yatirim Menkul Degerler A.S	18,496	48,986
KOC Holding A.S	16,645	68,373
Turk Hava Yollari AO(a)	12,928	98,335
Turkcell Iletisim Hizmetleri A.S	40,044	67,705
Turkiye Petrol Rafinerileri A.S.(a)	2,916	91,609

		557,868

United Arab Emirates-0.27%
Aldar Properties PJSC	33,311	42,627
Emaar Properties PJSC	47,866	72,981

		115,608

United States-0.12%
JBS S.A.	14,371	52,824

Total Common Stocks & Other Equity Interests (Cost $45,319,227)		43,090,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f) (Cost $20,992)	20,992	$20,992

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $45,340,219)		43,111,705

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.61%
Invesco Private Government Fund, 4.58%(e)(f)(g)	798,707	798,707

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(e)(f)(g)	2,053,408	$2,053,819

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,852,579)		2,852,526

TOTAL INVESTMENTS IN SECURITIES-106.56% (Cost $48,192,798)		45,964,231
OTHER ASSETS LESS LIABILITIES-(6.56)%		(2,831,175)

NET ASSETS-100.00%		$43,133,056

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,382,756, which represented 3.21% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$6,864,118	$(6,843,126)	$-	$-	$20,992	$3,432

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	332,157	4,112,053	(3,645,503)	-	-	798,707	9,970	*

Invesco Private Prime Fund	854,119	10,522,812	(9,323,339)	(85)	312	2,053,819	26,869	*

Total	$1,186,276	$21,498,983	$(19,811,968)	$(85)	$312	$2,873,518	$40,271

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Energy	19.26

Financials	16.36

Information Technology	13.40

Consumer Discretionary	13.20

Materials	11.00

Industrials	7.89

Communication Services	6.06

Consumer Staples	4.44

Utilities	3.64

Real Estate	3.29

Health Care	1.36

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco RAFITM Strategic US ETF (IUS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-10.81%
Activision Blizzard, Inc.	3,379	$257,649
Alphabet, Inc., Class A(b)	79,235	7,135,904
Altice USA, Inc., Class A(b)	21,235	84,091
AT&T, Inc.	213,169	4,031,026
Charter Communications, Inc., Class A(b)(c)	2,563	942,184
Comcast Corp., Class A	61,759	2,295,582
DISH Network Corp., Class A(b)	13,008	148,421
Electronic Arts, Inc.	1,646	182,607
Fox Corp., Class A	8,852	309,997
IAC, Inc.(b)	847	43,993
Interpublic Group of Cos., Inc. (The)	5,294	188,149
Liberty Broadband Corp., Class C(b)	2,269	196,654
Liberty Media Corp.-Liberty Formula One, Class C(b)	1,115	75,675
Lumen Technologies, Inc.(c)	45,678	155,305
Meta Platforms, Inc., Class A(b)	25,753	4,505,230
Netflix, Inc.(b)	1,630	525,072
News Corp., Class A	8,860	151,949
Nexstar Media Group, Inc., Class A	630	117,117
Omnicom Group, Inc.	2,864	259,393
Paramount Global, Class B(c)	11,345	243,010
Telephone & Data Systems, Inc.	5,840	74,110
T-Mobile US, Inc.(b)	5,598	795,924
Verizon Communications, Inc.	62,963	2,443,594
Walt Disney Co. (The)(b)	11,058	1,101,487
Warner Bros Discovery, Inc.(b)	12,842	200,592

		26,464,715

Consumer Discretionary-11.89%
Adient PLC(b)(c)	2,608	111,414
Advance Auto Parts, Inc.	998	144,670
Airbnb, Inc., Class A(b)	1,304	160,757
Amazon.com, Inc.(b)	37,606	3,543,613
Aptiv PLC(b)	1,952	226,979
Aramark	3,117	114,706
Asbury Automotive Group, Inc.(b)(c)	520	118,092
Autoliv, Inc. (Sweden)	1,223	113,225
AutoNation, Inc.(b)	1,723	235,207
AutoZone, Inc.(b)	202	502,281
Bath & Body Works, Inc.	4,598	187,920
Bed Bath & Beyond, Inc.(b)(c)	5,057	7,130
Best Buy Co., Inc.	6,452	536,226
Booking Holdings, Inc.(b)	79	199,396
BorgWarner, Inc.	4,219	212,131
Brunswick Corp.	1,051	91,878
Burlington Stores, Inc.(b)	531	113,767
Caesars Entertainment, Inc.(b)	1,606	81,521
Capri Holdings Ltd.(b)	1,784	88,433
CarMax, Inc.(b)(c)	1,596	110,188
Chipotle Mexican Grill, Inc.(b)	80	119,286
D.R. Horton, Inc.	4,149	383,699
Dana, Inc.	4,257	67,431
Darden Restaurants, Inc.	1,103	157,718
Dick’s Sporting Goods, Inc.	2,322	298,679
Dillard’s, Inc., Class A(c)	295	105,141
Dollar General Corp.	2,606	563,678
Dollar Tree, Inc.(b)(c)	2,327	338,067

	Shares	Value
Consumer Discretionary-(continued)
Domino’s Pizza, Inc.	253	$74,385
eBay, Inc.	11,199	514,034
Expedia Group, Inc.(b)	1,497	163,128
Foot Locker, Inc.(c)	3,598	157,305
Ford Motor Co.	120,987	1,460,313
Gap, Inc. (The)(c)	7,046	91,668
Garmin Ltd.	1,036	101,663
General Motors Co.	46,353	1,795,715
Genuine Parts Co.	1,612	285,098
Goodyear Tire & Rubber Co. (The)(b)	12,657	143,784
Group 1 Automotive, Inc.	702	155,191
Hanesbrands, Inc.(c)	5,821	33,063
Harley-Davidson, Inc.	2,430	115,546
Hasbro, Inc.	1,234	67,882
Home Depot, Inc. (The)	7,702	2,283,951
Kohl’s Corp.	6,014	168,633
Lear Corp.	1,242	173,445
Lennar Corp., Class A	5,573	539,132
Lithia Motors, Inc., Class A	602	153,618
LKQ Corp.	3,904	223,660
Lowe’s Cos., Inc.	8,129	1,672,542
lululemon athletica, inc.(b)	333	102,964
Macy’s, Inc.	11,548	236,272
Marriott International, Inc., Class A	533	90,205
McDonald’s Corp.	2,566	677,193
MercadoLibre, Inc. (Brazil)(b)	97	118,340
MGM Resorts International	4,526	194,663
Mohawk Industries, Inc.(b)	1,226	126,094
Murphy USA, Inc.	478	121,933
Newell Brands, Inc.	6,872	100,950
NIKE, Inc., Class B	6,205	737,092
NVR, Inc.(b)	38	196,598
ODP Corp. (The)(b)	1,830	82,862
O’Reilly Automotive, Inc.(b)	549	455,725
Penn Entertainment, Inc.(b)(c)	2,320	70,830
Penske Automotive Group, Inc.(c)	724	104,365
Polaris, Inc.	1,016	115,570
PulteGroup, Inc.	4,652	254,325
PVH Corp.	1,793	143,870
Qurate Retail, Inc., Class A(b)(c)	52,084	109,897
Ralph Lauren Corp.(c)	940	111,099
Ross Stores, Inc.	3,152	348,422
Service Corp. International	1,498	101,160
Signet Jewelers Ltd.(c)	1,555	111,369
Starbucks Corp.	6,246	637,654
Tapestry, Inc.	3,818	166,121
Target Corp.	7,971	1,343,113
Taylor Morrison Home Corp., Class A(b)	2,877	103,083
Tempur Sealy International, Inc.	3,467	148,180
Tesla, Inc.(b)	2,780	571,874
Thor Industries, Inc.(c)	1,379	125,475
TJX Cos., Inc. (The)	8,901	681,817
Toll Brothers, Inc.	2,630	157,642
Tractor Supply Co.	902	210,401
Tri Pointe Homes, Inc.(b)	3,190	76,050
Ulta Beauty, Inc.(b)	424	219,971
VF Corp.	2,926	72,623
Wayfair, Inc., Class A(b)(c)	1,567	63,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Whirlpool Corp.	1,537	$212,075
Williams-Sonoma, Inc.(c)	1,385	173,014
Yum! Brands, Inc.	1,082	137,587

		29,118,915

Consumer Staples-8.80%
Albertsons Cos., Inc., Class A(c)	4,148	82,462
Altria Group, Inc.	15,925	739,398
Archer-Daniels-Midland Co.	8,330	663,068
BJ’s Wholesale Club Holdings, Inc.(b)	2,156	154,801
Brown-Forman Corp., Class B	1,379	89,456
Bunge Ltd.	2,021	193,006
Campbell Soup Co.	1,896	99,578
Casey’s General Stores, Inc.	464	96,489
Church & Dwight Co., Inc.	1,300	108,914
Clorox Co. (The)	1,063	165,233
Coca-Cola Co. (The)	20,128	1,197,817
Colgate-Palmolive Co.	5,191	380,500
Conagra Brands, Inc.	6,588	239,869
Constellation Brands, Inc., Class A	1,294	289,468
Costco Wholesale Corp.	4,088	1,979,328
Darling Ingredients, Inc.(b)	970	61,372
Estee Lauder Cos., Inc. (The), Class A	1,454	353,395
General Mills, Inc.	5,416	430,626
Herbalife Nutrition Ltd.(b)(c)	4,169	80,670
Hershey Co. (The)	970	231,170
Hormel Foods Corp.	3,475	154,221
Ingredion, Inc.	846	84,092
JM Smucker Co. (The)	1,552	229,525
Kellogg Co.	2,897	191,028
Keurig Dr Pepper, Inc.	6,226	215,108
Kimberly-Clark Corp.	2,368	296,118
Kraft Heinz Co. (The)	17,042	663,616
Kroger Co. (The)	20,986	905,336
McCormick & Co., Inc.	1,271	94,461
Molson Coors Beverage Co., Class B	3,895	207,175
Mondelez International, Inc., Class A	11,720	763,910
Monster Beverage Corp.(b)	856	87,107
PepsiCo, Inc.	7,612	1,320,910
Performance Food Group Co.(b)	4,543	257,088
Philip Morris International, Inc. (Switzerland)	8,748	851,180
Post Holdings, Inc.(b)	1,070	96,257
Procter & Gamble Co. (The)	17,501	2,407,438
Rite Aid Corp.(b)(c)	20,699	79,898
Sysco Corp.	4,803	358,160
Tyson Foods, Inc., Class A	6,126	362,904
United Natural Foods, Inc.(b)	4,218	171,799
US Foods Holding Corp.(b)	5,458	204,839
Walgreens Boots Alliance, Inc.	22,440	797,293
Walmart, Inc.	21,972	3,122,880

		21,558,963

Energy-7.62%
Antero Resources Corp.(b)	2,650	69,430
APA Corp.	3,368	129,264
Baker Hughes Co., Class A	8,331	254,929
Cheniere Energy, Inc.	1,100	173,074
Chesapeake Energy Corp.	837	67,638
Chevron Corp.	18,117	2,912,670
ConocoPhillips	11,254	1,163,101
Coterra Energy, Inc.	3,869	96,609

	Shares	Value
Energy-(continued)
Devon Energy Corp.	3,392	$182,897
Diamondback Energy, Inc.	1,793	252,060
EOG Resources, Inc.	4,598	519,666
EQT Corp.	2,932	97,284
Exxon Mobil Corp.	49,072	5,393,504
Halliburton Co.	4,780	173,179
Hess Corp.	1,306	175,918
HF Sinclair Corp.	2,324	115,549
Kinder Morgan, Inc.	28,775	490,901
Marathon Oil Corp.	7,854	197,528
Marathon Petroleum Corp.	11,306	1,397,422
Murphy Oil Corp.	2,295	89,551
NOV, Inc.	4,474	97,891
Occidental Petroleum Corp.	8,726	510,995
ONEOK, Inc.	4,440	290,598
Ovintiv, Inc.	3,464	148,155
PBF Energy, Inc., Class A	3,659	159,935
PDC Energy, Inc.	1,085	72,814
Phillips 66	9,095	932,783
Pioneer Natural Resources Co.	1,593	319,253
Schlumberger Ltd.	9,085	483,413
Targa Resources Corp.	2,570	190,437
TechnipFMC PLC (United Kingdom)(b)(c)	10,681	163,312
Valero Energy Corp.	6,537	861,119
Williams Cos., Inc. (The)	10,462	314,906
World Fuel Services Corp.	6,265	171,974

		18,669,759

Financials-8.36%
Affiliated Managers Group, Inc.	783	124,818
Allstate Corp. (The)	6,626	853,296
American Express Co.	6,426	1,118,060
Aon PLC, Class A	1,288	391,616
Arthur J. Gallagher & Co.	1,087	203,650
Assurant, Inc.	1,007	128,282
Berkshire Hathaway, Inc., Class B(b)	26,333	8,036,305
Blackstone, Inc., Class A(c)	5,049	458,449
Brown & Brown, Inc.	1,317	73,844
Cboe Global Markets, Inc.	1,012	127,684
Chubb Ltd.	6,246	1,318,031
Cincinnati Financial Corp.	1,750	211,225
Credit Acceptance Corp.(b)	151	67,095
Equitable Holdings, Inc.	7,272	228,486
Evercore, Inc., Class A	595	78,052
Everest Re Group Ltd.	764	293,353
Fidelity National Financial, Inc.	6,769	269,812
First American Financial Corp.	2,275	129,175
Franklin Resources, Inc.	4,383	129,167
Hanover Insurance Group, Inc. (The)	693	96,660
Hartford Financial Services Group, Inc. (The)	6,854	536,531
Invesco Ltd.(d)	9,729	171,814
Janus Henderson Group PLC(c)	3,975	109,154
Kemper Corp.	1,769	108,970
Lazard Ltd., Class A	2,101	78,493
LPL Financial Holdings, Inc.	365	91,089
Markel Corp.(b)	171	227,406
Marsh & McLennan Cos., Inc.	2,595	420,753
Moody’s Corp.	683	198,173
MSCI, Inc.	186	97,120
Nasdaq, Inc.	2,570	144,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Old Republic International Corp.	7,860	$207,268
OneMain Holdings, Inc.	4,451	191,794
Progressive Corp. (The)	7,095	1,018,275
Rocket Cos., Inc., Class A(c)	31,928	250,954
S&P Global, Inc.	854	291,385
StoneX Group, Inc.(b)	3,573	360,266
T. Rowe Price Group, Inc.(c)	2,429	272,728
Travelers Cos., Inc. (The)	4,468	827,116
Virtu Financial, Inc., Class A	3,170	58,265
W.R. Berkley Corp.	2,106	139,396
Willis Towers Watson PLC	1,412	330,916

		20,469,000

Health Care-15.54%
Abbott Laboratories	9,528	969,188
AbbVie, Inc.	11,098	1,707,982
Agilent Technologies, Inc.	1,454	206,424
Align Technology, Inc.(b)	319	98,731
AmerisourceBergen Corp.	5,647	878,447
Amgen, Inc.	4,296	995,211
Avantor, Inc.(b)	2,599	63,338
Baxter International, Inc.	3,687	147,296
Becton, Dickinson and Co.	2,250	527,737
Biogen, Inc.(b)	1,930	520,830
BioNTech SE, ADR (Germany)	1,035	134,602
Boston Scientific Corp.(b)	6,566	306,764
Bristol-Myers Squibb Co.	21,223	1,463,538
Cardinal Health, Inc.	17,116	1,295,852
Centene Corp.(b)	11,613	794,329
Cigna Group (The)	7,182	2,097,862
Cooper Cos., Inc. (The)	267	87,301
CVS Health Corp.	28,320	2,365,853
Danaher Corp.	2,590	641,103
DaVita, Inc.(b)	2,362	194,298
DENTSPLY SIRONA, Inc.	2,406	91,596
Edwards Lifesciences Corp.(b)	1,485	119,453
Elanco Animal Health, Inc.(b)	3,436	39,411
Elevance Health, Inc.	2,955	1,387,875
Eli Lilly and Co.	2,130	662,899
Encompass Health Corp.	1,056	59,685
Enhabit, Inc.(b)	547	8,396
GE HealthCare Technologies, Inc.(b)	3,400	258,400
Gilead Sciences, Inc.	13,318	1,072,499
HCA Healthcare, Inc.	3,166	770,763
Henry Schein, Inc.(b)	1,491	116,760
Hologic, Inc.(b)	2,037	162,227
Horizon Therapeutics PLC(b)	879	96,242
Humana, Inc.	1,607	795,497
IDEXX Laboratories, Inc.(b)	204	96,541
Illumina, Inc.(b)	517	102,986
Intuitive Surgical, Inc.(b)	804	184,430
IQVIA Holdings, Inc.(b)	1,093	227,858
Jazz Pharmaceuticals PLC(b)	479	67,252
Johnson & Johnson	14,821	2,271,466
Laboratory Corp. of America Holdings	1,240	296,806
McKesson Corp.	4,721	1,651,453
Medtronic PLC	10,198	844,394
Merck & Co., Inc.	14,149	1,503,190
Mettler-Toledo International, Inc.(b)	82	117,564
Moderna, Inc.(b)	3,042	422,260

	Shares	Value
Health Care-(continued)
Molina Healthcare, Inc.(b)	755	$207,874
PerkinElmer, Inc.	752	93,677
Perrigo Co. PLC	2,131	80,317
Pfizer, Inc.	44,523	1,806,298
Quest Diagnostics, Inc.	2,138	295,814
Regeneron Pharmaceuticals, Inc.(b)	764	580,961
ResMed, Inc.	364	77,532
STERIS PLC	406	76,340
Stryker Corp.	1,383	363,563
Syneos Health, Inc.(b)	1,036	41,668
Tenet Healthcare Corp.(b)	2,387	139,711
Thermo Fisher Scientific, Inc.	1,652	894,988
UnitedHealth Group, Inc.	6,696	3,186,894
Universal Health Services, Inc., Class B	1,544	206,232
Vertex Pharmaceuticals, Inc.(b)	1,012	293,773
Viatris, Inc.	27,834	317,308
Waters Corp.(b)	219	68,085
Zimmer Biomet Holdings, Inc.	1,572	194,724
Zoetis, Inc.	1,247	208,249

		38,058,597

Industrials-10.24%
3M Co.	5,671	610,994
A.O. Smith Corp.	1,266	83,088
AECOM	2,338	201,910
AGCO Corp.	873	122,927
AMETEK, Inc.	1,048	148,355
Avis Budget Group, Inc.(b)	984	216,145
Boise Cascade Co	873	60,333
Booz Allen Hamilton Holding Corp.	1,281	121,349
Builders FirstSource, Inc.(b)	3,084	261,462
C.H. Robinson Worldwide, Inc.	1,589	158,836
CACI International, Inc., Class A(b)	353	103,429
Carlisle Cos., Inc.	346	89,344
Carrier Global Corp.	6,330	285,040
Caterpillar, Inc.	4,117	986,227
Cintas Corp.	451	197,750
Copart, Inc.(b)	1,130	79,620
CoStar Group, Inc.(b)	1,139	80,482
CSX Corp.	15,647	477,077
Cummins, Inc.	1,826	443,864
Deere & Co.	2,186	916,459
Dover Corp.	962	144,204
Eaton Corp. PLC	2,786	487,355
EMCOR Group, Inc.	847	141,635
Emerson Electric Co.	4,286	354,495
Equifax, Inc.(c)	525	106,328
Expeditors International of Washington, Inc.	1,387	145,025
Fastenal Co.(c)	2,383	122,867
FedEx Corp.	4,449	904,126
Fluor Corp.(b)(c)	2,689	98,606
Fortive Corp.	2,322	154,785
Fortune Brands Innovations, Inc.	1,608	99,616
General Dynamics Corp.	2,899	660,711
General Electric Co.	10,195	863,618
Honeywell International, Inc.	4,448	851,703
Howmet Aerospace, Inc.	2,410	101,654
Hubbell, Inc.	353	88,794
Huntington Ingalls Industries, Inc.	524	112,765
Illinois Tool Works, Inc.	1,509	351,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Ingersoll Rand, Inc.	3,155	$183,211
J.B. Hunt Transport Services, Inc.	615	111,186
Jacobs Solutions, Inc.	1,081	129,179
Johnson Controls International PLC	8,841	554,507
Knight-Swift Transportation Holdings, Inc.	2,430	138,121
L3Harris Technologies, Inc.	2,463	520,161
Leidos Holdings, Inc.	1,389	134,830
Lennox International, Inc.	309	78,742
Lockheed Martin Corp.	2,305	1,093,169
ManpowerGroup, Inc.	1,764	149,728
Masco Corp.	2,389	125,255
MDU Resources Group, Inc.	3,090	98,416
Norfolk Southern Corp.	2,251	506,070
Northrop Grumman Corp.	1,350	626,548
Old Dominion Freight Line, Inc.	434	147,239
Oshkosh Corp.	1,115	99,447
Otis Worldwide Corp.	2,067	174,910
Owens Corning	1,753	171,426
PACCAR, Inc.	5,742	414,572
Parker-Hannifin Corp.	996	350,443
Pentair PLC	1,349	75,463
Quanta Services, Inc.	1,088	175,603
Raytheon Technologies Corp.	14,345	1,407,101
Republic Services, Inc.	1,264	162,968
Robert Half International, Inc.	853	68,769
Rockwell Automation, Inc.	620	182,857
RXO, Inc.(b)(c)	2,106	43,320
Ryder System, Inc.	1,789	175,161
Schneider National, Inc., Class B	3,077	86,341
Science Applications International Corp.(c)	1,001	106,747
Snap-on, Inc.	575	142,991
Stanley Black & Decker, Inc.	2,352	201,355
Textron, Inc.	3,081	223,465
Toro Co. (The)	842	92,990
Trane Technologies PLC	1,796	332,206
TransUnion	800	52,344
Uber Technologies, Inc.(b)	5,021	166,998
Union Pacific Corp.	4,721	978,569
United Parcel Service, Inc., Class B	7,010	1,279,255
United Rentals, Inc.	724	339,216
Univar Solutions, Inc.(b)	2,364	82,149
Verisk Analytics, Inc.	642	109,853
W.W. Grainger, Inc.	353	235,956
Wabtec Corp.	1,851	193,115
Waste Connections, Inc.	1,311	175,569
Waste Management, Inc.	2,360	353,434
Watsco, Inc.(c)	269	81,967
WESCO International, Inc.(b)	887	146,869
XPO, Inc.(b)	1,909	63,684
Xylem, Inc.	1,022	104,908

		25,083,199

Information Technology-20.45%
Accenture PLC, Class A	3,653	970,054
Adobe, Inc.(b)	1,614	522,855
Advanced Micro Devices, Inc.(b)	3,345	262,850
Akamai Technologies, Inc.(b)	1,249	90,677
Amdocs Ltd.	1,515	138,789
Amkor Technology, Inc.	3,697	95,235
Amphenol Corp., Class A	2,684	208,064

	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	2,865	$525,642
ANSYS, Inc.(b)	268	81,367
Apple, Inc.	85,008	12,531,029
Applied Materials, Inc.	6,074	705,495
Arista Networks, Inc.(b)	727	100,835
Arrow Electronics, Inc.(b)	2,173	256,392
Autodesk, Inc.(b)	723	143,653
Automatic Data Processing, Inc.	1,898	417,218
Avnet, Inc.	2,906	129,927
Block, Inc., Class A(b)	1,625	124,686
Broadcom, Inc.	2,319	1,378,159
Broadridge Financial Solutions, Inc.	517	72,783
Cadence Design Systems, Inc.(b)	746	143,933
CDW Corp.	1,389	281,161
Ciena Corp.(b)(c)	1,320	63,650
Cisco Systems, Inc.	38,460	1,862,233
Cognizant Technology Solutions Corp., Class A	5,026	314,778
Corning, Inc.	9,060	307,587
Dell Technologies, Inc., Class C	21,927	891,113
Dropbox, Inc., Class A(b)	4,272	87,149
DXC Technology Co.(b)	5,024	139,366
F5, Inc.(b)	512	73,206
Fair Isaac Corp.(b)	189	128,027
Fiserv, Inc.(b)	5,556	639,440
FleetCor Technologies, Inc.(b)	525	112,765
Flex Ltd.(b)	12,489	284,250
Fortinet, Inc.(b)	1,568	93,202
Gartner, Inc.(b)	556	182,262
Gen Digital, Inc.	2,924	57,047
Genpact Ltd.	1,568	74,841
GoDaddy, Inc., Class A(b)	1,055	79,874
Hewlett Packard Enterprise Co	32,203	502,689
HP, Inc.	25,124	741,661
Intel Corp.	64,884	1,617,558
International Business Machines Corp.	10,323	1,334,764
Intuit, Inc.	996	405,551
Jabil, Inc.	3,617	300,320
Juniper Networks, Inc.	3,934	121,089
Keysight Technologies, Inc.(b)	988	158,040
KLA Corp.	743	281,879
Lam Research Corp.	932	452,961
Marvell Technology, Inc.	2,967	133,960
Mastercard, Inc., Class A	2,557	908,477
Microchip Technology, Inc.	2,622	212,461
Micron Technology, Inc.	12,762	737,899
Microsoft Corp.	27,790	6,931,382
Motorola Solutions, Inc.	747	196,319
NCR Corp.(b)	2,303	58,796
NetApp, Inc.	1,863	120,257
NVIDIA Corp.	3,743	868,975
ON Semiconductor Corp.(b)	1,906	147,543
Oracle Corp.	18,608	1,626,339
Palo Alto Networks, Inc.(b)(c)	811	152,768
Paychex, Inc.	1,052	116,141
PayPal Holdings, Inc.(b)	8,066	593,658
Qorvo, Inc.(b)	1,323	133,477
QUALCOMM, Inc.	7,072	873,604
Roper Technologies, Inc.	431	185,416
salesforce.com, inc.(b)	4,130	675,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Seagate Technology Holdings PLC	3,345	$215,953
ServiceNow, Inc.(b)	351	151,692
Skyworks Solutions, Inc.	1,551	173,045
SS&C Technologies Holdings, Inc.	2,086	122,448
Synopsys, Inc.(b)	501	182,244
TD SYNNEX Corp.	843	81,366
TE Connectivity Ltd.	2,545	324,029
Teledyne Technologies, Inc.(b)	210	90,315
Teradyne, Inc.	890	90,015
Texas Instruments, Inc.	4,017	688,715
Trimble, Inc.(b)	1,129	58,776
Twilio, Inc., Class A(b)	775	52,088
Visa, Inc., Class A(c)	7,738	1,701,896
VMware, Inc., Class A(b)	3,222	354,839
Western Digital Corp.(b)	3,981	153,189
Western Union Co. (The)(c)	5,580	72,317
Workday, Inc., Class A(b)	588	109,056
Xerox Holdings Corp.	7,927	130,716
Zebra Technologies Corp., Class A(b)	270	81,068
Zoom Video Communications, Inc.,
Class A(b)(c)	1,002	74,739

		50,069,793

Materials-4.29%
Air Products and Chemicals, Inc.	1,371	392,079
Albemarle Corp.	355	90,280
Alcoa Corp.	1,627	79,625
Amcor PLC	16,756	186,662
Ashland, Inc.	718	73,078
Avery Dennison Corp.	637	116,055
Ball Corp.	2,639	148,338
Berry Global Group, Inc.	2,398	148,916
Celanese Corp.	1,243	144,474
CF Industries Holdings, Inc.	1,588	136,393
Chemours Co. (The)	1,879	64,224
Cleveland-Cliffs, Inc.(b)	8,070	172,133
Corteva, Inc.	6,780	422,326
Crown Holdings, Inc.	1,499	129,679
Dow, Inc.	10,551	603,517
DuPont de Nemours, Inc.	8,053	588,111
Eastman Chemical Co.	1,854	157,961
Ecolab, Inc.	1,159	184,710
FMC Corp.	801	103,449
Freeport-McMoRan, Inc.	11,747	481,275
Graphic Packaging Holding Co.	3,992	95,010
Huntsman Corp.	2,669	78,308
International Flavors & Fragrances, Inc.	1,874	174,657
International Paper Co.	6,585	239,628
Linde PLC (United Kingdom)	3,497	1,218,250
Louisiana-Pacific Corp.	2,040	119,360
LyondellBasell Industries N.V., Class A	3,980	382,040
Martin Marietta Materials, Inc.	348	125,235
Mosaic Co. (The)	3,644	193,824
Newmont Corp.	7,306	318,615
Nucor Corp.	4,467	747,955
Olin Corp.	1,793	103,546
Packaging Corp. of America	792	108,282
PPG Industries, Inc.	1,836	242,462
Reliance Steel & Aluminum Co.	823	203,972
RPM International, Inc.	852	75,513

	Shares	Value
Materials-(continued)
Sealed Air Corp.	1,292	$62,817
Sherwin-Williams Co. (The)	1,557	344,642
Sonoco Products Co.	1,307	77,191
Steel Dynamics, Inc.	2,770	349,325
Ternium S.A., ADR (Mexico)	5,286	225,236
United States Steel Corp.	8,691	266,205
Vulcan Materials Co.	751	135,863
WestRock Co.	5,767	181,084

		10,492,305

Real Estate-0.49%
CBRE Group, Inc., Class A(b)	2,882	245,373
Equinix, Inc.	310	213,364
Iron Mountain, Inc.(c)	1,655	87,301
Jones Lang LaSalle, Inc.(b)	796	138,870
Public Storage	857	256,200
SBA Communications Corp., Class A	357	92,588
Weyerhaeuser Co.	5,559	173,719

		1,207,415

Utilities-1.41%
AES Corp. (The)	7,838	193,442
Alliant Energy Corp.	1,486	76,187
CenterPoint Energy, Inc.	4,377	121,768
CMS Energy Corp.	2,295	135,336
Consolidated Edison, Inc.	3,377	301,735
DTE Energy Co.	2,412	264,621
Edison International	3,377	223,591
Entergy Corp.	2,257	232,178
Eversource Energy	2,854	215,077
Exelon Corp.	12,551	506,935
FirstEnergy Corp.	5,514	218,024
NiSource, Inc.	3,964	108,733
NRG Energy, Inc.	3,955	129,684
UGI Corp.	2,614	97,319
Vistra Corp.	6,360	139,856
WEC Energy Group, Inc.	2,359	209,149
Xcel Energy, Inc.	4,142	267,449

		3,441,084

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $246,057,556)		244,633,745

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.61%
Invesco Private Government Fund, 4.58%(d)(e)(f)	1,786,837	1,786,837
Invesco Private Prime Fund, 4.83%(d)(e)(f)	4,593,805	4,594,724

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,381,932)		6,381,561

TOTAL INVESTMENTS IN SECURITIES-102.51% (Cost $252,439,488)		251,015,306
OTHER ASSETS LESS LIABILITIES-(2.51)%		(6,142,258)

NET ASSETS-100.00%.		$244,873,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 28, 2023

(Unaudited)

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Invesco Ltd.	$103,448	$69,374	$(8,224)	$6,872	$344	$171,814	$3,267

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	56,869	2,948,902	(3,005,771)	-	-	-	2,106

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,578,393	12,926,320	(12,717,876)	-	-	1,786,837	35,279	*

Invesco Private Prime Fund	4,058,724	25,570,877	(25,035,107)	(400)	630	4,594,724	94,899	*

Total	$5,797,434	$41,515,473	$(40,766,978)	$6,472	$974	$6,553,375	$135,551

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Information Technology	20.45

Health Care	15.54

Consumer Discretionary	11.89

Communication Services	10.81

Industrials	10.24

Consumer Staples	8.80

Financials	8.36

Energy	7.62

Materials	4.29

Sector Types Each Less Than 3%	1.90

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco RAFITM Strategic US Small Company ETF (IUSS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-4.11%
Advantage Solutions, Inc.(b)(c)	6,285	$13,827
AMC Networks, Inc., Class A(b)	2,714	60,685
Angi, Inc., Class A(b)(c)	14,736	37,724
ATN International, Inc.	575	24,179
Audacy, Inc.(b)	19,820	4,261
Bandwidth, Inc., Class A(b)	856	13,610
Cable One, Inc.(c)	107	73,895
Cardlytics, Inc.(b)	452	2,463
Cargurus, Inc.(b)(c)	1,625	27,706
Cars.com, Inc.(b)	3,210	61,632
Cinemark Holdings, Inc.(b)(c)	1,070	14,563
Cogent Communications Holdings, Inc.	764	49,461
Consolidated Communications Holdings, Inc.(b)	6,294	19,071
E.W. Scripps Co. (The), Class A(b)	5,017	63,315
EchoStar Corp., Class A(b)(c)	9,214	183,912
Eventbrite, Inc., Class A(b)(c)	1,256	11,003
EverQuote, Inc., Class A(b)(c)	682	9,309
Frontier Communications Parent, Inc.(b)	6,233	170,535
Globalstar, Inc.(b)(c)	7,074	9,055
Gravity Co. Ltd., ADR (South Korea)(b)	208	11,242
Gray Television, Inc.	6,491	75,945
iHeartMedia, Inc., Class A(b)(c)	7,761	56,345
Iridium Communications, Inc.(b)	2,522	154,775
John Wiley & Sons, Inc., Class A	2,003	89,114
Liberty Latin America Ltd., Class A(b)	8,718	76,893
Lions Gate Entertainment Corp., Class A(b)(c) .	5,706	60,541
Live Nation Entertainment, Inc.(b)(c)	1,133	81,644
Madison Square Garden Entertainment Corp.(b)(c)	1,076	65,130
Madison Square Garden Sports Corp., Class A	10	1,911
Magnite, Inc.(b)(c)	2,409	26,812
Manchester United PLC, Class A (United Kingdom)	2,905	60,279
Marcus Corp. (The)(c)	1,067	17,168
Match Group, Inc.(b)	1,751	72,526
MediaAlpha, Inc., Class A(b)	1,130	17,108
New York Times Co. (The), Class A	3,075	118,388
Pinterest, Inc., Class A(b)	6,511	163,491
QuinStreet, Inc.(b)	1,735	29,443
Quotient Technology, Inc.(b)(c)	3,793	14,338
Roku, Inc., Class A(b)(c)	1,253	81,057
Scholastic Corp.	1,956	89,213
Shutterstock, Inc.	644	48,442
Sinclair Broadcast Group, Inc., Class A	6,689	108,830
Sirius XM Holdings, Inc.(c)	21,165	92,914
Skillz, Inc., (Acquired 06/17/2022 - 01/24/2023; Cost $2,115)(b)(d)	1,623	1,015
Snap, Inc., Class A(b)	4,474	45,411
Take-Two Interactive Software, Inc.(b)	1,717	188,097
TechTarget, Inc.(b)	212	7,999
TEGNA, Inc.	8,712	151,589
Trade Desk, Inc. (The), Class A(b)	1,814	101,511
TripAdvisor, Inc.(b)(c)	1,344	28,990
TrueCar, Inc.(b)	7,017	16,350
United States Cellular Corp.(b)(c)	2,610	62,979

	Shares	Value
Communication Services-(continued)
Warner Music Group Corp., Class A(c)	5,450	$172,002
WideOpenWest, Inc.(b)	1,034	11,302
World Wrestling Entertainment, Inc., Class A .	1,328	111,552
Yelp, Inc.(b)	3,109	93,332
Ziff Davis, Inc.(b)	1,684	133,002
ZoomInfo Technologies, Inc., Class A(b)	1,477	35,699

		3,624,585

Consumer Discretionary-17.65%
1-800-Flowers.com, Inc., Class A(b)(c)	6,019	59,588
2U, Inc.(b)	3,297	29,541
Aaron’s Co., Inc. (The)	3,513	50,412
Abercrombie & Fitch Co., Class A(b)	5,425	159,549
Academy Sports & Outdoors, Inc.(c)	6,005	355,196
Accel Entertainment, Inc.(b)	1,439	13,167
Acushnet Holdings Corp.(c)	1,239	59,794
ADT, Inc.(c)	11,753	88,618
Adtalem Global Education, Inc.(b)	2,637	103,159
American Axle & Manufacturing Holdings, Inc.(b)	21,172	186,314
American Eagle Outfitters, Inc.	10,760	154,621
American Public Education, Inc.(b)	1,242	13,712
America’s Car-Mart, Inc.(b)	214	18,181
Arko Corp.	6,741	54,063
Bally’s Corp.(b)	1,635	32,291
Beazer Homes USA, Inc.(b)	3,875	57,776
Big Lots, Inc.(c)	6,753	96,906
Biglari Holdings, Inc., Class B(b)	102	18,340
BJ’s Restaurants, Inc.(b)(c)	1,192	38,144
Bloomin’ Brands, Inc.	4,864	126,950
Bluegreen Vacations Holding Corp.	469	15,557
Boot Barn Holdings, Inc.(b)	588	45,541
Boyd Gaming Corp.	2,287	148,952
Bright Horizons Family Solutions, Inc.(b)(c)	1,261	99,417
Brinker International, Inc.(b)(c)	3,043	115,634
Buckle, Inc. (The)	2,204	89,901
Caleres, Inc.(c)	2,881	75,223
Camping World Holdings, Inc., Class A	6,468	147,664
Carter’s, Inc.	1,925	145,126
Cato Corp. (The), Class A(c)	2,167	20,045
Cavco Industries, Inc.(b)	224	63,840
Century Communities, Inc.	1,859	111,187
Cheesecake Factory, Inc. (The)	2,651	99,253
Chegg, Inc.(b)(c)	6,043	96,023
Chewy, Inc., Class A(b)(c)	4,871	197,519
Chico’s FAS, Inc.(b)	6,761	38,876
Children’s Place, Inc. (The)(b)(c)	975	40,823
Choice Hotels International, Inc.(c)	314	37,165
Churchill Downs, Inc.(c)	529	130,018
Chuy’s Holdings, Inc.(b)(c)	909	32,497
Citi Trends, Inc.(b)(c)	1,718	48,173
Columbia Sportswear Co	1,137	99,146
Conn’s, Inc.(b)(c)	3,809	32,643
Cracker Barrel Old Country Store, Inc.(c)	1,002	109,178
Crocs, Inc.(b)	3,677	447,528
Dave & Buster’s Entertainment, Inc.(b)	862	34,497
Deckers Outdoor Corp.(b)	655	272,709
Denny’s Corp.(b)	1,153	13,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Designer Brands, Inc., Class A(c)	3,888	$38,064
Dine Brands Global, Inc.(c)	384	29,441
DoorDash, Inc., Class A(b)	2,212	120,908
Dorman Products, Inc.(b)	553	51,446
DraftKings, Inc., Class A(b)(c)	3,560	67,142
El Pollo Loco Holdings, Inc.	1,822	21,809
Ethan Allen Interiors, Inc.(c)	1,616	47,753
Etsy, Inc.(b)(c)	2,406	292,112
Everi Holdings, Inc.(b)	2,401	45,595
Express, Inc.(b)(c)	6,763	6,898
Five Below, Inc.(b)(c)	860	175,698
Floor & Decor Holdings, Inc., Class A(b)(c)	1,679	154,149
Fossil Group, Inc.(b)	5,564	24,092
Fox Factory Holding Corp.(b)(c)	568	66,740
Franchise Group, Inc.	1,428	39,713
frontdoor, inc.(b)(c)	2,146	60,625
Funko, Inc., Class A(b)(c)	1,285	13,891
GameStop Corp., Class A(b)(c)	4,101	78,862
Genesco, Inc.(b)	1,337	60,125
Genius Sports Ltd. (United Kingdom)(b)	2,165	10,479
Gentex Corp.	6,742	192,484
Gentherm, Inc.(b)	690	43,822
G-III Apparel Group Ltd.(b)	3,296	54,763
Golden Entertainment, Inc.(b)	710	29,188
GoPro, Inc., Class A(b)	6,762	35,095
Graham Holdings Co., Class B	296	185,491
Grand Canyon Education, Inc.(b)	2,094	237,229
Green Brick Partners, Inc.(b)	1,186	37,003
Groupon, Inc.(b)(c)	1,003	7,533
GrowGeneration Corp.(b)	2,144	9,080
Guess?, Inc.	2,729	57,418
H&R Block, Inc.	3,183	117,134
Haverty Furniture Cos., Inc., (Acquired 07/05/2019 - 01/24/2023; Cost $44,846)(d)	1,717	64,800
Helen of Troy Ltd.(b)(c)	655	73,812
Hibbett, Inc.(c)	1,913	137,602
Hilton Grand Vacations, Inc.(b)	1,090	52,037
Hilton Worldwide Holdings, Inc.	390	56,359
Holley, Inc.(b)(c)	560	1,221
Hooker Furnishings Corp.(c)	1,199	26,360
Hyatt Hotels Corp., Class A(b)	1,445	167,967
Installed Building Products, Inc.(c)	585	67,497
International Game Technology PLC(c)	4,458	118,404
iRobot Corp.(b)(c)	1,514	62,210
Jack in the Box, Inc.	702	55,037
Johnson Outdoors, Inc., Class A	405	26,268
KB Home	5,290	186,578
Kontoor Brands, Inc.	2,501	130,427
Lands’ End, Inc.(b)(c)	1,479	11,240
Las Vegas Sands Corp.(b)	2,693	154,767
Laureate Education, Inc., Class A(c)	13,129	155,710
La-Z-Boy, Inc.	3,665	118,673
LCI Industries.	1,000	112,810
Leggett & Platt, Inc.	5,317	183,383
Leslie’s, Inc.(b)(c)	2,222	28,019
Levi Strauss & Co., Class A(c)	12,770	229,094
LGI Homes, Inc.(b)(c)	980	102,224
Light & Wonder, Inc.(b)	854	53,469
Lovesac Co. (The)(b)(c)	359	10,336

	Shares	Value
Consumer Discretionary-(continued)
M.D.C. Holdings, Inc.	2,927	$108,299
M/I Homes, Inc.(b)	2,161	124,992
Malibu Boats, Inc., Class A(b)	675	40,338
MarineMax, Inc.(b)	2,112	70,921
Marriott Vacations Worldwide Corp.	1,259	192,614
Mattel, Inc.(b)	6,632	119,310
Meritage Homes Corp.(b)	1,871	204,369
Modine Manufacturing Co.(b)	5,471	133,547
Monarch Casino & Resort, Inc.	278	20,466
Monro, Inc.	1,517	76,517
Motorcar Parts of America, Inc.(b)	1,361	17,815
Movado Group, Inc.(c)	1,132	39,190
National Vision Holdings, Inc.(b)(c)	3,155	117,871
NEOGAMES S.A. (Israel)(b)	69	1,073
Noodles & Co.(b)	1,520	8,877
Nordstrom, Inc.(c)	9,680	188,566
Ollie’s Bargain Outlet Holdings, Inc.(b)	2,400	138,096
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	477	5,528
Overstock.com, Inc.(b)(c)	2,493	48,289
Oxford Industries, Inc.	604	71,036
Papa John’s International, Inc.	1,158	97,214
Patrick Industries, Inc.	1,826	133,024
Peloton Interactive, Inc., Class A(b)	1,160	14,987
Perdoceo Education Corp.(b)	4,585	63,204
Petco Health & Wellness Co., Inc.(b)(c)	6,771	69,741
PetMed Express, Inc.	710	13,334
Planet Fitness, Inc., Class A(b)	133	10,780
Playa Hotels & Resorts N.V.(b)	1,812	16,163
PlayAGS, Inc.(b)	1,554	9,977
PLBY Group, Inc.(b)	419	892
Pool Corp.	418	149,167
Purple Innovation, Inc.(b)	2,699	11,660
Red Rock Resorts, Inc., Class A	3,249	141,884
Revolve Group, Inc.(b)(c)	934	25,293
RH(b)(c)	458	136,956
Ruth’s Hospitality Group, Inc.	897	16,729
Sally Beauty Holdings, Inc.(b)(c)	8,237	132,533
SeaWorld Entertainment, Inc.(b)(c)	1,375	88,825
Shake Shack, Inc., Class A(b)	586	32,693
Shoe Carnival, Inc.	1,074	28,300
Six Flags Entertainment Corp.(b)	230	6,072
Skechers U.S.A., Inc., Class A(b)	5,350	238,129
Skyline Champion Corp.(b)	1,101	75,319
Sleep Number Corp.(b)(c)	2,892	115,275
Smith & Wesson Brands, Inc.(c)	5,367	58,715
Sonic Automotive, Inc., Class A(c)	4,169	237,174
Sonos, Inc.(b)(c)	3,971	77,157
Standard Motor Products, Inc.	1,131	44,075
Steven Madden Ltd.	2,119	76,920
Stitch Fix, Inc., Class A(b)(c)	6,443	30,024
Stoneridge, Inc.(b)	902	21,477
Strategic Education, Inc.	1,378	117,475
Stride, Inc.(b)	1,726	73,303
Sturm Ruger & Co., Inc.	773	45,043
Super Group (SGHC) Ltd. (Guernsey)(b)	1,327	5,122
Texas Roadhouse, Inc.	1,868	189,677
TopBuild Corp.(b)	711	147,597
Topgolf Callaway Brands Corp.(b)(c)	6,164	142,882
Travel + Leisure Co.	2,047	85,872
Tupperware Brands Corp.(b)	5,641	23,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class A(b)	20,220	$200,785
Unifi, Inc.(b)(c)	1,357	14,045
Universal Electronics, Inc.(b)	1,085	13,801
Upbound Group, Inc.(c)	5,749	154,361
Urban Outfitters, Inc.(b)	4,359	117,475
Vail Resorts, Inc.	590	137,759
Vera Bradley, Inc.(b)	2,402	12,731
Vista Outdoor, Inc.(b)	2,604	74,370
Visteon Corp.(b)	621	103,732
Vivint Smart Home, Inc.(b)	163	1,832
Vroom, Inc.(b)(c)	10,671	11,311
Wendy’s Co. (The)	7,015	154,049
Wingstop, Inc.	311	52,979
Winmark Corp.	67	19,564
Winnebago Industries, Inc.(c)	2,453	155,913
Wolverine World Wide, Inc.	4,157	69,630
WW International, Inc.(b)	3,137	11,481
Wyndham Hotels & Resorts, Inc.	1,357	104,516
XPEL, Inc.(b)(e)	103	6,881
YETI Holdings, Inc.(b)(c)	1,158	45,139
Zumiez, Inc.(b)(c)	1,659	38,588

		15,554,447

Consumer Staples-4.81%
Alico, Inc.(c)	131	3,372
Andersons, Inc. (The)	4,711	214,963
B&G Foods, Inc.(c)	3,910	49,540
Beauty Health Co. (The)(b)(c)	129	1,627
Boston Beer Co., Inc. (The), Class A(b)(c)	194	62,817
Calavo Growers, Inc.	861	27,785
Cal-Maine Foods, Inc.	1,143	64,922
Celsius Holdings, Inc.(b)	17	1,544
Central Garden & Pet Co., Class A(b)	2,679	102,954
Chefs’ Warehouse, Inc. (The)(b)	768	24,998
Coca-Cola Consolidated, Inc.	151	84,084
Coty, Inc., Class A(b)	12,810	144,753
Edgewell Personal Care Co.	3,074	131,260
elf Beauty, Inc.(b)	660	49,335
Energizer Holdings, Inc.	3,127	113,291
Flowers Foods, Inc.	6,374	177,707
Fresh Del Monte Produce, Inc.	4,437	138,789
Freshpet, Inc.(b)(c)	354	22,012
Grocery Outlet Holding Corp.(b)	2,364	63,946
Hain Celestial Group, Inc. (The)(b)(c)	5,552	98,992
Hostess Brands, Inc.(b)	4,101	101,295
Ingles Markets, Inc., Class A	1,810	161,814
Inter Parfums, Inc.	363	43,709
J&J Snack Foods Corp.	352	49,706
John B. Sanfilippo & Son, Inc.	556	49,912
Lamb Weston Holdings, Inc.	2,449	246,467
Lancaster Colony Corp.	580	111,348
Medifast, Inc.(c)	352	39,470
MGP Ingredients, Inc.	195	19,781
Mission Produce, Inc.(b)(c)	1,227	14,135
National Beverage Corp.(b)(c)	490	22,859
Natural Grocers by Vitamin Cottage, Inc.	677	7,433
Nomad Foods Ltd. (United Kingdom)(b)(c)	9,250	165,760
Nu Skin Enterprises, Inc., Class A	2,544	101,353
Pilgrim’s Pride Corp.(b)	2,402	56,183
PriceSmart, Inc.	1,152	80,317

	Shares	Value
Consumer Staples-(continued)
Primo Water Corp.	7,400	$114,552
Reynolds Consumer Products, Inc.	1,747	47,938
Seaboard Corp.	16	63,200
Seneca Foods Corp., Class A(b)	931	51,764
Simply Good Foods Co. (The)(b)	1,269	48,590
SpartanNash Co.	5,847	156,466
Spectrum Brands Holdings, Inc.	1,748	111,907
Sprouts Farmers Market, Inc.(b)(c)	7,753	234,838
SunOpta, Inc. (Canada)(b)	2,990	22,963
Tattooed Chef, Inc.(b)(c)	415	523
Tootsie Roll Industries, Inc.	871	38,350
TreeHouse Foods, Inc.(b)	4,153	202,625
Turning Point Brands, Inc.	756	18,068
Universal Corp.	1,585	80,185
USANA Health Sciences, Inc.(b)	557	33,854
Utz Brands, Inc.	396	6,494
Vector Group Ltd.	3,566	47,321
Veru, Inc.(b)(c)	119	471
Vital Farms, Inc.(b)(c)	325	5,252
WD-40 Co.(c)	168	29,136
Weis Markets, Inc.	995	76,058

		4,240,788

Energy-5.12%
Antero Midstream Corp.	16,232	171,085
Arch Resources, Inc.	357	56,174
Archrock, Inc.	8,728	96,619
Berry Corp.	3,787	35,711
Bristow Group, Inc.(b)	484	13,184
Cactus, Inc., Class A	566	26,008
California Resources Corp.	2,407	101,575
Callon Petroleum Co.(b)	1,867	72,365
ChampionX Corp.	2,621	80,124
Chord Energy Corp.	876	117,927
Civitas Resources, Inc.	1,319	92,554
Clean Energy Fuels Corp.(b)(c)	3,687	20,647
Comstock Resources, Inc.	3,409	41,385
CONSOL Energy, Inc.	1,229	67,263
Core Laboratories N.V.(c)	586	13,988
CVR Energy, Inc.	6,319	200,502
Delek US Holdings, Inc.	7,264	182,835
Denbury, Inc.(b)	967	80,619
DHT Holdings, Inc.	10,325	119,460
DMC Global, Inc.(b)	358	9,584
Dorian LPG Ltd.	3,704	81,303
Dril-Quip, Inc.(b)(c)	1,077	36,887
Earthstone Energy, Inc., Class A(b)(c)	613	8,551
Enviva, Inc.(c)	463	20,168
Expro Group Holdings N.V.(b)	2,697	61,303
Golar LNG Ltd. (Cameroon)(b)	2,931	66,915
Green Plains, Inc.(b)(c)	1,671	57,934
Helix Energy Solutions Group, Inc.(b)	15,229	126,096
Helmerich & Payne, Inc.	3,016	126,913
International Seaways, Inc.	1,320	67,901
Kinetik Holdings, Inc., Class A	190	5,653
Kosmos Energy Ltd. (Ghana)(b)	10,520	82,792
Liberty Energy, Inc., Class A	2,946	44,927
Magnolia Oil & Gas Corp., Class A	4,965	108,485
Matador Resources Co.	2,827	152,064
Nabors Industries Ltd.(b)(c)	653	98,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Energy-(continued)
Navigator Holdings Ltd.(b)	1,067	$14,821
New Fortress Energy, Inc.	480	15,835
Newpark Resources, Inc.(b)	4,957	21,960
NexTier Oilfield Solutions, Inc.(b)	2,201	20,095
Noble Corp. PLC(b)	1,257	52,404
Nordic American Tankers Ltd.	9,340	41,376
Northern Oil and Gas, Inc.(c)	1,350	41,904
Oceaneering International, Inc.(b)	5,346	111,678
Oil States International, Inc.(b)	4,299	39,250
Par Pacific Holdings, Inc.(b)	4,105	114,037
Patterson-UTI Energy, Inc.	5,075	69,528
Peabody Energy Corp.(b)(c)	4,055	110,701
Permian Resources Corp.	13,306	143,838
ProPetro Holding Corp.(b)	2,937	25,875
Range Resources Corp.	4,828	130,066
REX American Resources Corp.(b)	807	26,639
RPC, Inc.	2,926	25,661
Select Energy Services, Inc., Class A	2,429	18,023
SFL Corp. Ltd. (Norway)	4,923	50,805
SM Energy Co	4,718	139,228
Southwestern Energy Co.(b)	24,286	128,716
Talos Energy, Inc.(b)	2,712	48,301
Tellurian, Inc.(b)	48	72
Texas Pacific Land Corp.	51	90,790
Tidewater, Inc.(b)	970	47,375
US Silica Holdings, Inc.(b)	2,492	30,253
Vital Energy, Inc.(b)	950	48,821
W&T Offshore, Inc.(b)	1,351	7,579
Weatherford International PLC(b)	2,224	148,163

		4,509,447

Financials-6.50%
AMERISAFE, Inc.	768	41,887
Ares Management Corp., Class A	885	71,358
Argo Group International Holdings Ltd.	2,245	65,217
Artisan Partners Asset Management, Inc., Class A	3,521	116,087
AssetMark Financial Holdings, Inc.(b)	606	18,968
Avantax, Inc.(b)(c)	1,684	48,146
B. Riley Financial, Inc.(c)	1,070	42,565
BGC Partners, Inc., Class A(c)	38,137	185,346
Blue Owl Capital, Inc.	4,366	53,876
Brightsphere Investment Group, Inc.	5,697	142,824
BRP Group, Inc., Class A(b)	879	25,262
Cannae Holdings, Inc.(b)	1,181	26,667
Carlyle Group, Inc. (The)	5,692	195,805
Cohen & Steers, Inc.	402	29,089
Compass Diversified Holdings	2,912	63,394
Crawford & Co., Class A	2,354	12,994
Diamond Hill Investment Group, Inc.	146	25,492
Donegal Group, Inc., Class A	1,377	21,164
Donnelley Financial Solutions, Inc.(b)(c)	1,484	62,788
eHealth, Inc.(b)	1,626	11,967
Employers Holdings, Inc.	1,386	61,552
Encore Capital Group, Inc.(b)	2,143	110,750
Enova International, Inc.(b)	3,398	165,652
Erie Indemnity Co., Class A	669	157,476
EZCORP, Inc., Class A(b)(c)	4,341	38,288
FactSet Research Systems, Inc.	456	189,035
Federated Hermes, Inc., Class B(c)	3,968	156,141

	Shares	Value
Financials-(continued)
FirstCash Holdings, Inc.	1,137	$100,340
Focus Financial Partners, Inc., Class A(b)	1,972	102,268
Freedom Holding Corp. (Kazakhstan)(b)(c)	170	12,371
Goosehead Insurance, Inc., Class A(b)	301	14,042
Green Dot Corp., Class A(b)	2,295	43,444
Greenhill & Co., Inc.	1,563	17,568
Hamilton Lane, Inc., Class A(c)	567	44,113
Houlihan Lokey, Inc.	2,291	219,249
Kinsale Capital Group, Inc.	307	97,841
LendingClub Corp.(b)	4,822	45,327
LendingTree, Inc.(b)	521	17,157
MarketAxess Holdings, Inc.	354	120,873
Mercury General Corp.	2,005	68,270
Moelis & Co., Class A	4,427	189,608
Morningstar, Inc.	288	59,711
NMI Holdings, Inc., Class A(b)	4,370	101,996
Open Lending Corp., Class A(b)	1,164	8,241
Oppenheimer Holdings, Inc., Class A	1,155	50,924
Palomar Holdings, Inc.(b)	355	21,300
Piper Sandler Cos	1,002	151,292
PJT Partners, Inc., Class A	961	75,804
PRA Group, Inc.(b)(c)	2,151	91,547
Primerica, Inc.	1,527	293,092
ProAssurance Corp.	3,042	60,505
PROG Holdings, Inc.(b)	5,789	143,104
Ready Capital Corp.(c)	1,558	17,543
RLI Corp.	876	120,809
Safety Insurance Group, Inc.	737	59,469
SEI Investments Co.	3,503	211,056
Selective Insurance Group, Inc.	2,608	264,790
Selectquote, Inc.(b)	2,634	6,164
SiriusPoint Ltd. (Bermuda)(b)	7,768	55,153
StepStone Group, Inc., Class A	1,358	38,839
Stewart Information Services Corp.(c)	2,126	90,334
Trean Insurance Group, Inc.(b)	1,139	6,936
Trupanion, Inc.(b)(c)	226	13,420
United Fire Group, Inc.	1,469	41,925
Universal Insurance Holdings, Inc.	3,478	67,230
Upstart Holdings, Inc.(b)(c)	600	11,106
Victory Capital Holdings, Inc., Class A	1,197	40,650
Virtus Investment Partners, Inc.	484	101,848
Walker & Dunlop, Inc.	1,041	90,806
White Mountains Insurance Group Ltd.	100	144,357
WisdomTree, Inc.	3,469	20,710
World Acceptance Corp.(b)(c)	379	35,383

		5,728,305

Health Care-9.30%
10X Genomics, Inc., Class A(b)(c)	215	10,217
Acadia Healthcare Co., Inc.(b)	1,996	144,730
Acadia Pharmaceuticals, Inc.(b)(c)	592	12,248
Accolade, Inc.(b)	1,475	16,387
Accuray, Inc.(b)(c)	5,916	17,156
AdaptHealth Corp.(b)	3,245	51,887
Addus HomeCare Corp.(b)(c)	367	39,871
Agiliti, Inc.(b)(c)	603	11,493
Alector, Inc.(b)	1,767	15,090
Alkermes PLC(b)	2,109	56,395
Alphatec Holdings, Inc.(b)(c)	194	2,873
Amedisys, Inc.(b)	758	69,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
American Well Corp., Class A(b)(c)	6,482	$18,085
AMN Healthcare Services, Inc.(b)	1,383	124,484
Amneal Pharmaceuticals, Inc.(b)	12,612	25,981
Amphastar Pharmaceuticals, Inc.(b)(c)	665	21,187
AnaptysBio, Inc.(b)(c)	361	8,989
AngioDynamics, Inc.(b)	838	10,374
ANI Pharmaceuticals, Inc.(b)	207	8,661
Anika Therapeutics, Inc.(b)	467	14,804
Apollo Medical Holdings, Inc.(b)(c)	660	23,034
Arcus Biosciences, Inc.(b)	604	10,999
Arrowhead Pharmaceuticals, Inc.(b)(c)	672	21,706
Artivion, Inc.(b)	618	8,182
Atea Pharmaceuticals, Inc.(b)(c)	3,592	12,716
AtriCure, Inc.(b)	358	13,783
Atrion Corp.	21	11,928
Avanos Medical, Inc.(b)	1,838	51,593
Avid Bioservices, Inc.(b)	899	14,797
AxoGen, Inc.(b)	358	2,953
Axonics, Inc.(b)(c)	98	5,889
Azenta, Inc.(b)	848	37,219
Beam Therapeutics, Inc.(b)(c)	192	7,726
Berkeley Lights, Inc.(b)	376	658
BioLife Solutions, Inc.(b)(c)	656	15,259
BioMarin Pharmaceutical, Inc.(b)	2,075	206,649
Bio-Techne Corp.	1,152	83,681
Blueprint Medicines Corp.(b)	673	28,515
Brookdale Senior Living, Inc.(b)	10,985	35,481
Bruker Corp.	1,442	99,383
C4 Therapeutics, Inc.(b)(c)	121	638
Cano Health, Inc.(b)(c)	2,460	4,059
Cara Therapeutics, Inc.(b)(c)	465	4,724
Cardiovascular Systems, Inc.(b)	617	12,161
CareDx, Inc.(b)(c)	582	9,789
Castle Biosciences, Inc.(b)(c)	368	9,266
Catalent, Inc.(b)	2,045	139,510
Certara, Inc.(b)(c)	944	17,105
Cerus Corp.(b)	115	329
Charles River Laboratories International, Inc.(b)	795	174,375
Chemed Corp.	349	182,031
Chinook Therapeutics, Inc.(b)(c)	24	524
Clover Health Investments Corp.(b)	2,740	3,617
Codexis, Inc.(b)	320	1,547
Coherus Biosciences, Inc.(b)(c)	1,429	9,674
Collegium Pharmaceutical, Inc.(b)	1,420	37,673
Community Health Systems, Inc.(b)	35,746	216,621
Computer Programs and Systems, Inc.(b)	463	13,895
CONMED Corp.(c)	403	38,765
Corcept Therapeutics, Inc.(b)	3,014	62,782
CorVel Corp.(b)	113	20,372
CRISPR Therapeutics AG (Switzerland)(b)(c)	1,618	79,800
Cross Country Healthcare, Inc.(b)(c)	1,275	33,724
CryoPort, Inc.(b)	645	13,971
CureVac N.V. (Germany)(b)	62	536
DexCom, Inc.(b)	1,612	178,948
Dynavax Technologies Corp.(b)(c)	2,121	21,846
Eagle Pharmaceuticals, Inc.(b)	297	8,316
Emergent BioSolutions, Inc.(b)	2,488	30,801
Enanta Pharmaceuticals, Inc.(b)	109	5,286
Enovis Corp.(b)(c)	2,588	149,121

	Shares	Value
Health Care-(continued)
Ensign Group, Inc. (The)	1,193	$106,750
Envista Holdings Corp.(b)	3,975	153,673
Establishment Labs Holdings, Inc. (Costa Rica)(b)	18	1,290
Evolent Health, Inc., Class A(b)	898	31,439
Exact Sciences Corp.(b)(c)	1,927	120,110
Exelixis, Inc.(b)	6,389	109,124
FibroGen, Inc.(b)(c)	1,068	23,710
Fulgent Genetics, Inc.(b)(c)	1,007	33,019
Glaukos Corp.(b)	512	24,182
Globus Medical, Inc., Class A(b)(c)	1,264	73,742
GoodRx Holdings, Inc., Class A(b)(c)	6,416	33,941
Guardant Health, Inc.(b)(c)	547	16,897
Haemonetics Corp.(b)	774	60,194
Halozyme Therapeutics, Inc.(b)	1,838	88,206
Harmony Biosciences Holdings, Inc.(b)(c)	177	7,793
Health Catalyst, Inc.(b)(c)	685	9,563
HealthEquity, Inc.(b)(c)	1,161	75,662
HealthStream, Inc.(b)	713	18,288
Heska Corp.(b)(c)	123	10,016
Hims & Hers Health, Inc.(b)(c)	1,722	19,407
ICU Medical, Inc.(b)(c)	390	66,550
Inari Medical, Inc.(b)	166	9,339
Incyte Corp.(b)	2,644	203,535
Inmode Ltd.(b)	1,229	43,396
Innoviva, Inc.(b)(c)	7,073	85,371
Inogen, Inc.(b)	612	9,590
Inspire Medical Systems, Inc.(b)(c)	42	10,917
Insulet Corp.(b)	171	47,258
Integer Holdings Corp.(b)	868	65,083
Integra LifeSciences Holdings Corp.(b)(c)	1,466	81,539
Intercept Pharmaceuticals, Inc.(b)	122	2,462
Ionis Pharmaceuticals, Inc.(b)	796	28,576
iRhythm Technologies, Inc.(b)	111	13,062
Ironwood Pharmaceuticals, Inc.(b)	3,893	43,874
Joint Corp. (The)(b)	195	3,061
Lantheus Holdings, Inc.(b)	367	27,143
LeMaitre Vascular, Inc.	260	13,029
Ligand Pharmaceuticals, Inc.(b)	359	25,898
LivaNova PLC(b)	846	40,033
Maravai LifeSciences Holdings, Inc., Class A(b)	1,247	18,393
Masimo Corp.(b)(c)	742	124,144
Medpace Holdings, Inc.(b)	596	115,552
MeiraGTx Holdings PLC(b)	126	973
Merit Medical Systems, Inc.(b)	896	63,240
Mesa Laboratories, Inc.	69	12,180
MiMedx Group, Inc.(b)(c)	661	3,179
ModivCare, Inc.(b)	772	75,803
Multiplan Corp.(b)(c)	9,595	9,691
Myriad Genetics, Inc.(b)	1,639	31,010
National HealthCare Corp.	686	38,224
National Research Corp.	269	12,148
Neogen Corp.(b)	1,286	22,749
NeoGenomics, Inc.(b)	3,175	53,499
Neurocrine Biosciences, Inc.(b)	857	88,357
Nevro Corp.(b)(c)	293	9,212
NextGen Healthcare, Inc.(b)	1,353	24,503
NGM Biopharmaceuticals, Inc.(b)(c)	19	90
Novavax, Inc.(b)(c)	1,278	11,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Novocure Ltd.(b)(c)	312	$24,015
NuVasive, Inc.(b)(c)	1,091	47,164
Oak Street Health, Inc.(b)	209	7,399
OmniAb, Inc.(b)(f)	126	0
OmniAb, Inc.(b)(f)	126	0
Omnicell, Inc.(b)(c)	613	33,372
OPKO Health, Inc.(b)	14,442	16,464
OptimizeRx Corp.(b)	108	1,928
Option Care Health, Inc.(b)	2,738	83,974
OraSure Technologies, Inc.(b)	1,931	12,185
Organogenesis Holdings, Inc.(b)	1,278	3,131
Orthofix Medical, Inc.(b)	678	13,967
OrthoPediatrics Corp.(b)	66	2,888
Owens & Minor, Inc.(b)	4,794	73,492
Pacira BioSciences, Inc.(b)	558	23,754
Patterson Cos., Inc.	1,824	48,372
Pediatrix Medical Group, Inc.(b)(c)	3,118	49,077
Pennant Group, Inc. (The)(b)	458	6,879
Penumbra, Inc.(b)(c)	196	50,958
Personalis, Inc.(b)(c)	372	1,120
PetIQ, Inc.(b)(c)	1,371	12,778
Phibro Animal Health Corp., Class A	1,424	22,371
Phreesia, Inc.(b)(c)	515	18,952
Premier, Inc., Class A	4,185	134,715
Prestige Consumer Healthcare, Inc.(b)	1,473	88,748
Progyny, Inc.(b)	371	13,935
Prothena Corp. PLC (Ireland)(b)	460	25,650
Pulmonx Corp.(b)	71	797
Quanterix Corp.(b)	371	4,081
QuidelOrtho Corp.(b)(c)	1,627	141,451
R1 RCM, Inc.(b)(c)	1,344	19,085
RadNet, Inc.(b)	2,269	53,514
REGENXBIO, Inc.(b)	884	19,669
Repligen Corp.(b)	359	62,599
Rigel Pharmaceuticals, Inc.(b)	1,089	1,644
Schrodinger, Inc.(b)(c)	474	10,300
Seagen, Inc.(b)	864	155,252
Seer, Inc.(b)(c)	677	2,769
Select Medical Holdings Corp.	6,958	189,188
Seres Therapeutics, Inc.(b)	181	914
Shockwave Medical, Inc.(b)	49	9,322
SI-BONE, Inc.(b)	54	1,068
Simulations Plus, Inc.	117	4,451
Sotera Health Co.(b)	758	12,651
STAAR Surgical Co.(b)(c)	208	11,521
Supernus Pharmaceuticals, Inc.(b)	1,553	58,377
Surgery Partners, Inc.(b)	658	22,010
SurModics, Inc.(b)	177	3,866
Syndax Pharmaceuticals, Inc.(b)	124	3,143
Tactile Systems Technology, Inc.(b)(c)	658	9,508
Tandem Diabetes Care, Inc.(b)(c)	386	13,842
Taro Pharmaceutical Industries Ltd.(b)	299	9,036
Teleflex, Inc.	687	163,664
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	20,882	59,096
Travere Therapeutics, Inc.(b)(c)	305	6,759
Twist Bioscience Corp.(b)(c)	130	2,530
uniQure N.V. (Netherlands)(b)	2,431	50,954
United Therapeutics Corp.(b)	962	236,690
US Physical Therapy, Inc.	219	22,191
Vanda Pharmaceuticals, Inc.(b)	2,047	13,183

	Shares	Value
Health Care-(continued)
Varex Imaging Corp.(b)	1,342	$23,740
Veeva Systems, Inc., Class A(b)(c)	1,037	171,789
Veracyte, Inc.(b)	1,139	28,031
Veradigm, Inc.(b)	7,763	128,943
Vericel Corp.(b)	310	9,427
Vir Biotechnology, Inc.(b)(c)	776	17,693
West Pharmaceutical Services, Inc.	621	196,876
Xencor, Inc.(b)(c)	648	20,820
Zynex, Inc.(b)(c)	303	3,915

		8,199,717

Industrials-24.07%
3D Systems Corp.(b)(c)	2,633	25,777
AAON, Inc.	514	46,753
AAR Corp.(b)	1,232	67,008
ABM Industries, Inc.	4,148	200,805
ACCO Brands Corp.	8,764	49,692
Acuity Brands, Inc.	1,295	251,178
Advanced Drainage Systems, Inc.	1,075	95,385
Aerojet Rocketdyne Holdings, Inc.(b)	3,491	196,683
AeroVironment, Inc.(b)	278	23,836
Air Transport Services Group, Inc.(b)	3,018	63,167
Alamo Group, Inc.	433	78,975
Alaska Air Group, Inc.(b)	1,170	55,961
Albany International Corp., Class A	752	75,892
Alight, Inc., Class A(b)	7,407	71,107
Allegiant Travel Co.(b)(c)	163	16,716
Allegion PLC	1,845	207,950
Allison Transmission Holdings, Inc.	5,312	252,320
Altra Industrial Motion Corp.(c)	2,987	183,790
Ameresco, Inc., Class A(b)(c)	224	9,845
American Airlines Group, Inc.(b)	1,076	17,194
American Woodmark Corp.(b)	1,170	59,647
API Group Corp.(b)(c)	7,325	172,064
Apogee Enterprises, Inc.	1,455	66,581
Applied Industrial Technologies, Inc.	1,149	164,146
ArcBest Corp.	1,688	162,386
Arcosa, Inc.	1,927	116,776
Argan, Inc.(c)	807	31,360
Armstrong World Industries, Inc.	871	68,678
Array Technologies, Inc.(b)(c)	6,640	124,434
ASGN, Inc.(b)	1,580	140,304
Astec Industries, Inc.	882	39,716
Astronics Corp.(b)	1,241	18,913
Atkore, Inc.(b)	1,374	200,631
Atlas Air Worldwide Holdings, Inc.(b)	3,228	325,415
Axon Enterprise, Inc.(b)	809	162,051
AZEK Co., Inc. (The)(b)	3,394	81,761
AZZ, Inc.	1,141	46,382
Barnes Group, Inc.	2,119	89,295
Barrett Business Services, Inc.	308	29,562
Beacon Roofing Supply, Inc.(b)	2,319	150,735
Bloom Energy Corp., Class A(b)(c)	194	4,208
Brady Corp., Class A.	1,649	90,959
BrightView Holdings, Inc.(b)	3,396	21,463
Brink’s Co. (The)	2,409	157,187
BWX Technologies, Inc.	2,427	148,314
Casella Waste Systems, Inc., Class A(b)	550	42,801
CBIZ, Inc.(b)(c)	1,681	84,201
ChargePoint Holdings, Inc.(b)(c)	305	3,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Chart Industries, Inc.(b)	357	$47,659
Cimpress PLC (Ireland)(b)(c)	1,089	38,246
CIRCOR International, Inc.(b)	903	26,431
Clean Harbors, Inc.(b)	1,621	214,085
Columbus McKinnon Corp.(c)	1,046	38,828
Comfort Systems USA, Inc.	1,167	169,728
Construction Partners, Inc., Class A(b)	1,481	40,061
Copa Holdings S.A., Class A (Panama)(b)(c)	377	34,816
CoreCivic, Inc.(b)	7,479	72,621
Costamare, Inc. (Monaco)	3,212	33,726
CRA International, Inc.	356	44,311
Crane Holdings Co	1,636	195,960
CSW Industrials, Inc.(c)	270	38,221
Curtiss-Wright Corp.	1,191	208,175
Custom Truck One Source, Inc.(b)	1,367	9,897
Delta Air Lines, Inc.(b)	3,281	125,794
Deluxe Corp.	3,088	56,943
Desktop Metal, Inc., Class A(b)(c)	3,868	5,879
Donaldson Co., Inc.	3,266	206,574
Douglas Dynamics, Inc.	782	29,161
Ducommun, Inc.(b)	416	22,381
Dun & Bradstreet Holdings, Inc.	6,692	80,371
DXP Enterprises, Inc.(b)	995	28,765
Dycom Industries, Inc.(b)	1,470	123,789
Encore Wire Corp.	749	144,564
Energy Recovery, Inc.(b)	482	10,638
Enerpac Tool Group Corp.	1,087	29,273
EnerSys	1,871	169,681
Ennis, Inc.	1,237	26,905
EnPro Industries, Inc.	649	69,767
ESCO Technologies, Inc.	746	69,520
Evoqua Water Technologies Corp.(b)	1,459	70,849
Exponent, Inc.	468	48,157
Federal Signal Corp.	1,687	89,023
Fiverr International Ltd.(b)	325	12,873
Flowserve Corp.	4,979	172,721
Forrester Research, Inc.(b)	276	9,078
Forward Air Corp.	659	68,015
Franklin Electric Co., Inc.	842	80,470
FTI Consulting, Inc.(b)(c)	972	178,566
Gates Industrial Corp. PLC(b)	4,977	69,877
Genco Shipping & Trading Ltd.	1,954	37,224
Generac Holdings, Inc.(b)	716	85,927
GEO Group, Inc. (The)(b)(c)	13,900	121,764
Gibraltar Industries, Inc.(b)	1,159	61,902
Global Industrial Co	229	6,442
GMS, Inc.(b)	1,960	118,992
Golden Ocean Group Ltd. (Norway)(c)	4,054	42,081
Gorman-Rupp Co. (The)	496	13,819
Graco, Inc.	2,342	162,863
GrafTech International Ltd.	6,698	37,844
Granite Construction, Inc.	2,946	127,267
Great Lakes Dredge & Dock Corp.(b)	1,749	10,031
Greenbrier Cos., Inc. (The)	1,646	52,853
Griffon Corp.	2,167	79,030
H&E Equipment Services, Inc.	1,448	80,364
Harsco Corp.(b)	6,760	57,190
Hawaiian Holdings, Inc.(b)	665	7,448
Healthcare Services Group, Inc.	3,881	51,501
Heartland Express, Inc.	2,618	42,228

	Shares	Value
Industrials-(continued)
HEICO Corp.(c)	692	$114,574
Heidrick & Struggles International, Inc.	1,166	40,029
Helios Technologies, Inc.(c)	609	41,254
Herc Holdings, Inc.	1,139	163,549
Heritage-Crystal Clean, Inc.(b)(c)	595	21,408
Hexcel Corp.	1,474	107,528
Hillenbrand, Inc.	4,011	189,079
Hillman Solutions Corp.(b)(c)	1,915	17,024
HNI Corp.	2,130	66,562
Hub Group, Inc., Class A(b)	1,633	149,795
Huron Consulting Group, Inc.(b)	809	56,784
Hydrofarm Holdings Group, Inc.(b)(c)	1,342	2,577
Hyster-Yale Materials Handling, Inc.	904	35,175
IAA, Inc.(b)	1,817	74,333
ICF International, Inc.(c)	652	64,867
Ideanomics, Inc.(b)	2,715	365
IDEX Corp.	1,060	238,479
IES Holdings, Inc.(b)	1,170	49,210
Insperity, Inc.	1,389	172,361
Insteel Industries, Inc.	690	20,527
Interface, Inc.	2,604	22,967
ITT, Inc.	1,978	179,780
Janus International Group, Inc.(b)(c)	3,971	41,259
JELD-WEN Holding, Inc.(b)	8,152	107,199
JetBlue Airways Corp.(b)	6,337	52,597
John Bean Technologies Corp.	607	67,310
Kadant, Inc.(c)	241	51,733
Kaman Corp.	1,190	30,940
KAR Auction Services, Inc.(b)(c)	8,898	127,152
KBR, Inc.	4,402	242,594
Kelly Services, Inc., Class A	5,728	95,829
Kennametal, Inc.(c)	3,776	106,974
Kforce, Inc.	783	48,930
Kimball International, Inc., Class B	2,338	16,156
Kirby Corp.(b)	2,270	164,643
Korn Ferry	1,845	103,117
Kratos Defense & Security Solutions, Inc.(b)(c)	2,799	35,407
Landstar System, Inc.	1,193	215,682
Lincoln Electric Holdings, Inc.	1,144	192,112
Lindsay Corp.	186	27,991
Liquidity Services, Inc.(b)	1,047	13,255
Luxfer Holdings PLC (United Kingdom)	850	14,084
Lyft, Inc., Class A(b)	1,627	16,270
Manitowoc Co., Inc. (The)(b)(c)	4,069	76,945
Marten Transport Ltd.	2,668	58,883
Masonite International Corp.(b)	1,152	102,298
MasTec, Inc.(b)	2,450	239,414
Matson, Inc.	2,238	148,849
Matthews International Corp., Class A	2,030	77,465
Maxar Technologies, Inc.	3,020	155,530
McGrath RentCorp(c)	662	68,080
Mercury Systems, Inc.(b)	1,006	52,654
Microvast Holdings, Inc.(b)	1,360	1,754
Middleby Corp. (The)(b)	1,037	161,243
MillerKnoll, Inc.	3,192	76,193
Montrose Environmental Group, Inc.(b)(c)	572	27,851
Moog, Inc., Class A	1,738	171,402
MRC Global, Inc.(b)	6,036	67,603
MSA Safety, Inc.	612	82,222
MSC Industrial Direct Co., Inc., Class A	2,111	178,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Industrials-(continued)
Mueller Industries, Inc.	1,885	$139,433
Mueller Water Products, Inc., Class A	5,283	73,275
MYR Group, Inc.(b)	766	92,387
National Presto Industries, Inc.	284	19,491
Nordson Corp.	795	174,614
NOW, Inc.(b)	4,634	59,547
NV5 Global, Inc.(b)(c)	267	28,094
nVent Electric PLC	4,940	226,450
Omega Flex, Inc.(c)	32	3,724
Park Aerospace Corp.	566	9,294
Parsons Corp.(b)	3,791	170,709
PGT Innovations, Inc.(b)(c)	1,735	36,695
Pitney Bowes, Inc.	21,363	92,715
Powell Industries, Inc.	474	21,022
Primoris Services Corp.	4,248	116,820
Proterra, Inc.(b)(c)	1,423	5,977
Proto Labs, Inc.(b)	768	24,146
Quanex Building Products Corp.	1,918	49,772
RBC Bearings, Inc.(b)(c)	420	96,520
Regal Rexnord Corp.	1,725	271,929
Resideo Technologies, Inc.(b)	7,246	132,892
Resources Connection, Inc.	1,456	26,295
REV Group, Inc.	2,887	33,749
Rocket Lab USA, Inc.(b)	1,358	6,111
Rollins, Inc.	3,854	135,661
Rush Enterprises, Inc., Class A	3,711	210,339
Saia, Inc.(b)(c)	511	138,415
Sensata Technologies Holding PLC	4,239	214,409
Shyft Group, Inc. (The)	1,274	33,035
Simpson Manufacturing Co., Inc.	847	91,357
SiteOne Landscape Supply, Inc.(b)(c)	741	109,920
SkyWest, Inc.(b)	1,582	30,169
Southwest Airlines Co	3,367	113,064
SP Plus Corp.(b)	813	27,658
Spirit AeroSystems Holdings, Inc., Class A(c)	1,671	57,115
Spirit Airlines, Inc.	1,390	25,465
SPX Technologies, Inc.(b)	1,071	75,441
Standex International Corp.	392	45,347
Steelcase, Inc., Class A	6,179	48,629
Stem, Inc.(b)(c)	882	7,197
Stericycle, Inc.(b)	2,898	138,177
SunPower Corp.(b)(c)	652	9,793
Tennant Co	669	47,379
Terex Corp.	3,823	226,360
Tetra Tech, Inc.	1,087	148,799
Thermon Group Holdings, Inc.(b)	1,087	28,751
Timken Co. (The)	3,260	278,567
Titan Machinery, Inc.(b)(c)	2,129	97,487
TPI Composites, Inc.(b)	2,048	23,675
TransDigm Group, Inc.	221	164,395
Trex Co., Inc.(b)	1,183	60,487
TriNet Group, Inc.(b)(c)	2,262	187,452
TrueBlue, Inc.(b)	2,297	42,954
Tutor Perini Corp.(b)	9,632	78,115
UFP Industries, Inc.	2,696	230,589
U-Haul Holding Co.(c)	389	24,978
UniFirst Corp.	637	124,935
United Airlines Holdings, Inc.(b)	2,547	132,342
Universal Logistics Holdings, Inc.	469	13,929
Upwork, Inc.(b)(c)	754	8,550

	Shares	Value
Industrials-(continued)
Valmont Industries, Inc.	478	$151,684
Veritiv Corp.(c)	1,065	161,284
Vertiv Holdings Co	9,223	149,874
Viad Corp.(b)	63	1,620
Vicor Corp.(b)	217	10,199
Wabash National Corp.	3,568	97,763
Watts Water Technologies, Inc., Class A	704	123,362
Werner Enterprises, Inc.(c)	3,038	141,115
WillScot Mobile Mini Holdings Corp.(b)	5,233	268,976
Woodward, Inc.	1,572	155,628
Zurn Elkay Water Solutions Corp.	2,556	58,788

		21,211,796

Information Technology-14.20%
8x8, Inc.(b)(c)	2,041	10,858
908 Devices, Inc.(b)(c)	59	531
A10 Networks, Inc.	1,054	16,042
ACI Worldwide, Inc.(b)	3,617	93,499
ACM Research, Inc., Class A(b)	321	3,332
Adeia, Inc.	6,298	62,098
ADTRAN Holdings, Inc.	1,134	19,788
Advanced Energy Industries, Inc.	952	88,612
Agilysys, Inc.(b)	207	16,541
Alarm.com Holdings, Inc.(b)	522	26,533
Allegro MicroSystems, Inc. (Japan)(b)	1,237	54,032
Alpha & Omega Semiconductor Ltd.(b)(c)	786	20,994
Altair Engineering, Inc., Class A(b)(c)	457	29,275
Alteryx, Inc., Class A(b)	503	32,851
Ambarella, Inc.(b)	256	24,143
AppFolio, Inc., Class A(b)	167	22,054
Appian Corp., Class A(b)(c)	178	7,378
Arlo Technologies, Inc.(b)	1,342	5,100
Avid Technology, Inc.(b)(c)	497	14,443
Axcelis Technologies, Inc.(b)	728	93,577
Badger Meter, Inc.	371	45,121
Belden, Inc.	1,553	131,042
Benchmark Electronics, Inc.	2,990	71,132
Bentley Systems, Inc., Class B	2,207	89,295
BigCommerce Holdings, Inc., Series 1(b)	187	1,780
Black Knight, Inc.(b)	2,036	121,346
Blackbaud, Inc.(b)	989	55,077
Blackline, Inc.(b)(c)	301	20,576
Box, Inc., Class A(b)	4,449	148,374
Brightcove, Inc.(b)	1,005	5,397
C3.ai, Inc., Class A(b)(c)	878	19,825
CalAmp Corp.(b)	1,433	6,119
Calix, Inc.(b)	649	33,196
Cambium Networks Corp.(b)	362	7,265
Cantaloupe, Inc.(b)(c)	1,186	6,831
Casa Systems, Inc.(b)(c)	1,726	6,248
Cerence, Inc.(b)	1,459	39,947
CEVA, Inc.(b)	294	9,279
Cirrus Logic, Inc.(b)	1,410	144,878
Cloudflare, Inc., Class A(b)(c)	553	33,186
Cognex Corp.	3,018	143,114
Coherent Corp.(b)(c)	3,072	132,495
Cohu, Inc.(b)	1,380	51,336
CommScope Holding Co., Inc.(b)	25,589	185,264
CommVault Systems, Inc.(b)	1,408	82,903
Comtech Telecommunications Corp.	1,685	26,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Concentrix Corp.	1,071	$146,556
Conduent, Inc.(b)	24,947	99,289
Corsair Gaming, Inc.(b)(c)	1,243	21,753
Crowdstrike Holdings, Inc., Class A(b)	642	77,483
CSG Systems International, Inc.	985	55,357
CTS Corp.	758	32,829
Cyxtera Technologies, Inc.(b)	474	1,062
Datadog, Inc., Class A(b)	571	43,693
Diebold Nixdorf, Inc.(b)(c)	13,710	44,146
Digi International, Inc.(b)(c)	936	31,234
Digimarc Corp.(b)(c)	18	367
Digital Turbine, Inc.(b)	691	7,421
Diodes, Inc.(b)	1,592	145,971
DocuSign, Inc.(b)	1,962	120,369
Dolby Laboratories, Inc., Class A	2,570	211,460
Domo, Inc., Class B(b)	69	1,061
Duck Creek Technologies, Inc.(b)(c)	1,273	24,111
Dynatrace, Inc.(b)	1,128	47,974
E2open Parent Holdings, Inc.(b)(c)	3,902	24,192
Ebix, Inc.(c)	968	16,824
Edgio, Inc.(b)	1,875	2,306
Elastic N.V.(b)	305	18,001
Enphase Energy, Inc.(b)	708	149,055
Entegris, Inc.	1,279	109,009
Envestnet, Inc.(b)	884	55,259
EPAM Systems, Inc.(b)	505	155,363
ePlus, Inc.(b)	784	42,469
Euronet Worldwide, Inc.(b)	1,112	121,041
Everbridge, Inc.(b)	403	13,170
EVERTEC, Inc.	1,092	40,197
Evo Payments, Inc., Class A(b)	196	6,635
ExlService Holdings, Inc.(b)	583	95,909
Extreme Networks, Inc.(b)	3,490	65,333
Fabrinet (Thailand)(b)(c)	895	109,074
FARO Technologies, Inc.(b)	399	10,853
Fastly, Inc., Class A(b)	1,812	25,169
First Solar, Inc.(b)	2,887	488,307
Five9, Inc.(b)	188	12,408
FormFactor, Inc.(b)	1,295	38,980
Grid Dynamics Holdings, Inc.(b)	601	7,002
Guidewire Software, Inc.(b)	1,045	73,369
Hackett Group, Inc. (The)	716	13,346
Harmonic, Inc.(b)	1,955	25,786
HubSpot, Inc.(b)	177	68,474
Ichor Holdings Ltd.(b)	1,093	36,014
Impinj, Inc.(b)	109	14,456
Infinera Corp.(b)(c)	6,023	42,583
Inseego Corp.(b)	1,459	1,307
Insight Enterprises, Inc.(b)	1,870	250,430
InterDigital, Inc.	776	56,640
IPG Photonics Corp.(b)	1,353	166,744
Itron, Inc.(b)	1,426	79,528
Jack Henry & Associates, Inc.	1,219	200,209
Jamf Holding Corp.(b)(c)	405	8,594
JFrog Ltd. (Israel)(b)	585	13,455
Karooooo Ltd. (South Africa)	63	1,631
Knowles Corp.(b)	3,601	61,145
Kulicke & Soffa Industries, Inc. (Singapore)(c) .	1,832	97,646
Lattice Semiconductor Corp.(b)	1,063	90,313
Lesaka Technologies, Inc. (South Africa)(b)	550	2,629

	Shares	Value
Information Technology-(continued)
Littelfuse, Inc.	408	$105,562
LivePerson, Inc.(b)	799	8,086
LiveRamp Holdings, Inc.(b)	1,724	40,738
Lumentum Holdings, Inc.(b)(c)	2,425	130,489
MACOM Technology Solutions Holdings, Inc.(b)	560	38,382
Magnachip Semiconductor Corp. (South Korea)(b)	1,084	10,385
Manhattan Associates, Inc.(b)	452	64,975
Marathon Digital Holdings, Inc.(b)(c)	1,075	7,633
Matterport, Inc.(b)	1,073	3,273
Maximus, Inc.	2,506	205,693
MaxLinear, Inc.(b)	1,100	37,631
Methode Electronics, Inc.	1,424	69,392
MicroStrategy, Inc., Class A(b)(c)	145	38,029
MiX Telematics Ltd., ADR (South Africa)	612	4,988
MKS Instruments, Inc.	1,472	142,681
Model N, Inc.(b)	303	10,060
Momentive Global, Inc.(b)(c)	1,489	10,274
MongoDB, Inc.(b)	87	18,228
Monolithic Power Systems, Inc.	214	103,638
National Instruments Corp.	3,113	157,238
nCino, Inc.(b)(c)	287	7,821
NETGEAR, Inc.(b)	2,617	47,368
NetScout Systems, Inc.(b)	2,564	72,920
New Relic, Inc.(b)	405	29,553
nLight, Inc.(b)	1,058	11,955
Novanta, Inc.(b)(c)	297	46,602
Nutanix, Inc., Class A(b)	679	19,182
Okta, Inc.(b)	1,242	88,542
OneSpan, Inc.(b)	851	11,506
Onto Innovation, Inc.(b)	867	71,502
OSI Systems, Inc.(b)	613	56,733
Ouster, Inc.(b)	209	251
PagerDuty, Inc.(b)(c)	517	15,438
Palantir Technologies, Inc., Class A(b)(c)	9,028	70,780
PAR Technology Corp.(b)(c)	203	6,932
Paycom Software, Inc.(b)	255	73,710
Paylocity Holding Corp.(b)	221	42,567
Paysafe Ltd.(b)(c)	1,538	30,668
PC Connection, Inc.	976	42,749
PDF Solutions, Inc.(b)	326	12,205
Pegasystems, Inc.(c)	564	26,158
Perficient, Inc.(b)	378	26,762
Photronics, Inc.(b)	3,485	61,406
Plexus Corp.(b)	1,382	132,520
Porch Group, Inc.(b)	1,284	3,210
Power Integrations, Inc.	807	66,376
Progress Software Corp.	1,157	66,458
PROS Holdings, Inc.(b)	105	2,739
PTC, Inc.(b)	1,049	131,471
Pure Storage, Inc., Class A(b)	4,723	134,794
Q2 Holdings, Inc.(b)(c)	423	13,654
Qualys, Inc.(b)(c)	487	57,539
Rackspace Technology, Inc.(b)(c)	2,738	6,434
Rambus, Inc.(b)	2,836	125,436
Rapid7, Inc.(b)(c)	188	8,892
Repay Holdings Corp.(b)	4,877	41,357
Ribbon Communications, Inc.(b)(c)	9,673	43,142
RingCentral, Inc., Class A(b)	603	19,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Riot Platforms, Inc.(b)(c)	1,464	$9,150
Rogers Corp.(b)(c)	203	29,882
Sanmina Corp.(b)	4,948	299,156
ScanSource, Inc.(b)	1,924	59,990
Semtech Corp.(b)(c)	1,042	32,104
Shift4 Payments, Inc., Class A(b)(c)	1,053	67,919
Silicon Laboratories, Inc.(b)(c)	1,189	212,272
SiTime Corp.(b)(c)	40	4,966
SMART Global Holdings, Inc.(b)	1,537	25,668
Smartsheet, Inc., Class A(b)	519	22,846
Snowflake, Inc., Class A(b)	898	138,633
SolarEdge Technologies, Inc.(b)	269	85,520
SolarWinds Corp.(b)	2,612	22,254
Splunk, Inc.(b)	2,087	213,918
Sprout Social, Inc., Class A(b)	166	10,123
SPS Commerce, Inc.(b)	292	43,987
StoneCo Ltd., Class A (Brazil)(b)(c)	10,404	88,538
Stratasys Ltd.(b)	1,830	23,699
Sumo Logic, Inc.(b)	1,097	13,021
Super Micro Computer, Inc.(b)	1,590	155,772
Synaptics, Inc.(b)	657	77,270
Telos Corp.(b)	2,023	7,829
Tenable Holdings, Inc.(b)	421	18,621
Teradata Corp.(b)	3,520	143,475
TTEC Holdings, Inc.	570	22,948
TTM Technologies, Inc.(b)	7,124	94,678
Tucows,Inc.,Class A(b)(c)	176	4,069
Tyler Technologies, Inc.(b)	333	106,976
Ultra Clean Holdings, Inc.(b)	1,950	62,127
Unisys Corp.(b)	967	4,816
Unity Software, Inc.(b)(c)	888	27,031
Universal Display Corp.	476	64,665
Upland Software, Inc.(b)	1,068	6,184
Varonis Systems, Inc.(b)(c)	662	17,927
Veeco Instruments, Inc.(b)(c)	1,189	25,290
Verint Systems, Inc.(b)(c)	1,501	56,107
VeriSign, Inc.(b)	1,194	235,015
Verra Mobility Corp.(b)	2,451	42,231
Viasat, Inc.(b)(c)	3,836	121,831
Viavi Solutions, Inc.(b)	5,814	63,605
Vishay Intertechnology, Inc.	7,328	155,573
Vontier Corp.	4,100	107,297
WEX, Inc.(b)	598	115,300
Wolfspeed, Inc.(b)	746	55,189
Workiva, Inc.(b)(c)	220	19,624
Xperi, Inc.(b)(c)	2,519	29,447
Yext, Inc.(b)	2,215	16,258
Zscaler, Inc.(b)(c)	200	26,230
Zuora, Inc., Class A(b)(c)	1,031	8,733

		12,513,035

Materials-6.73%
AdvanSix, Inc.	1,247	51,314
Alpha Metallurgical Resources, Inc.	355	59,548
American Vanguard Corp.	1,072	22,373
AptarGroup, Inc.	1,706	199,124
Arconic Corp.(b)	4,788	126,594
ATI, Inc.(b)	3,210	130,486
Avient Corp.	3,248	141,710
Axalta Coating Systems Ltd.(b)	8,047	239,801

	Shares	Value
Materials-(continued)
Balchem Corp.	496	$64,480
Cabot Corp.	1,616	128,520
Carpenter Technology Corp.	2,415	116,717
Century Aluminum Co.(b)	1,753	21,159
Chase Corp.	197	19,294
Clearwater Paper Corp.(b)	1,631	62,940
Coeur Mining, Inc.(b)	12,115	37,799
Commercial Metals Co.(c)	5,376	278,208
Compass Minerals International, Inc.	676	26,046
Eagle Materials, Inc.	1,410	197,851
Ecovyst, Inc.(b)	5,836	58,593
Element Solutions, Inc.	6,347	130,367
Ferroglobe PLC(b)(c)	2,735	13,648
Glatfelter Corp.	4,950	19,008
Greif, Inc., Class A	2,911	206,827
H.B. Fuller Co	1,680	117,197
Hawkins, Inc.	750	30,503
Haynes International, Inc.	465	25,440
Hecla Mining Co	16,935	87,215
Ingevity Corp.(b)	1,408	116,244
Innospec, Inc.	630	68,960
Intrepid Potash, Inc.(b)	255	8,076
Kaiser Aluminum Corp.	691	54,810
Koppers Holdings, Inc.	1,872	67,186
Livent Corp.(b)(c)	878	20,589
LSB Industries, Inc.(b)	948	12,883
Materion Corp.	653	72,927
Mativ Holdings, Inc., Class A(c)	2,107	54,592
Mercer International, Inc. (Germany)	2,593	27,953
Mesabi Trust(c)	386	9,835
Minerals Technologies, Inc.	1,614	98,051
MP Materials Corp.(b)(c)	676	23,660
Myers Industries, Inc.	1,035	26,744
NewMarket Corp.	261	89,654
O-I Glass, Inc.(b)	13,103	291,149
Orion Engineered Carbons S.A. (Germany)	2,211	56,381
Pactiv Evergreen, Inc.(c)	3,166	34,224
Quaker Chemical Corp.(c)	383	74,984
Ranpak Holdings Corp.(b)	2,007	12,644
Rayonier Advanced Materials, Inc.(b)	12,806	105,009
Royal Gold, Inc.(c)	1,052	124,967
Ryerson Holding Corp.	1,365	49,044
Schnitzer Steel Industries, Inc., Class A	2,101	68,682
Scotts Miracle-Gro Co. (The)	1,518	125,235
Sensient Technologies Corp.	975	73,505
Silgan Holdings, Inc.	3,405	181,827
Southern Copper Corp. (Mexico)	2,148	158,286
SSR Mining, Inc. (Canada)	8,957	122,263
Stepan Co	755	78,588
Summit Materials, Inc., Class A(b)	4,796	141,674
SunCoke Energy, Inc.	7,368	70,070
TimkenSteel Corp.(b)	1,877	34,330
Tredegar Corp.	3,225	37,475
TriMas Corp.	1,649	49,454
Trinseo PLC	2,887	66,921
Tronox Holdings PLC, Class A	7,249	113,084
Valvoline, Inc.	4,174	146,925
Venator Materials PLC(b)	13,769	6,611
Warrior Met Coal, Inc.	1,914	73,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
Westlake Corp.	1,153	$137,368
Worthington Industries, Inc.	2,122	128,254

		5,927,129

Real Estate-3.94%
Alexander & Baldwin, Inc.	1,395	26,045
Americold Realty Trust, Inc.	5,508	161,935
Anywhere Real Estate, Inc.(b)	18,373	106,380
Apartment Income REIT Corp.	2,559	96,730
Apple Hospitality REIT, Inc.	2,946	48,638
Camden Property Trust	897	102,940
Chatham Lodging Trust	1,031	12,589
Corporate Office Properties Trust(c)	3,321	84,453
CubeSmart	2,807	131,901
Cushman & Wakefield PLC(b)(c)	10,415	134,770
DiamondRock Hospitality Co	2,241	19,542
Diversified Healthcare Trust	39,063	38,282
Empire State Realty Trust, Inc., Class A(c)	7,504	54,704
Equity LifeStyle Properties, Inc.	1,821	124,757
eXp World Holdings, Inc.(c)	3,171	38,306
Extra Space Storage, Inc.	1,183	194,781
Forestar Group, Inc.(b)(c)	511	7,292
Hersha Hospitality Trust, Class A	1,723	14,404
Highwoods Properties, Inc.	3,177	84,190
Host Hotels & Resorts, Inc.	6,878	115,550
Howard Hughes Corp. (The)(b)(c)	573	47,628
Industrial Logistics Properties Trust	2,994	12,275
Innovative Industrial Properties, Inc.(c)	367	32,446
Lamar Advertising Co., Class A	1,892	197,828
Life Storage, Inc.	854	102,924
Marcus & Millichap, Inc.	511	17,563
National Storage Affiliates Trust	1,604	67,849
Newmark Group, Inc., Class A	9,558	76,655
Offerpad Solutions, Inc.(b)	1,265	719
Office Properties Income Trust	3,399	55,880
Opendoor Technologies, Inc.(b)(c)	10,095	14,537
Outfront Media, Inc.	3,179	55,474
Park Hotels & Resorts, Inc.	2,618	35,997
Piedmont Office Realty Trust, Inc., Class A	5,307	48,559
PotlatchDeltic Corp.	1,958	90,381
Rayonier, Inc.(c)	2,467	82,842
RE/MAX Holdings, Inc., Class A	749	13,849
Redfin Corp.(b)	3,610	26,750
RLJ Lodging Trust(c)	3,014	34,179
RMR Group, Inc. (The), Class A	1,282	36,075
Ryman Hospitality Properties, Inc.	300	27,831
Service Properties Trust	10,950	120,231
SITE Centers Corp.(c)	5,537	74,030
St. Joe Co. (The)	395	16,918
Summit Hotel Properties, Inc.	3,317	24,546
Sun Communities, Inc.	896	128,253
Sunstone Hotel Investors, Inc.(c)	4,770	50,419
Tanger Factory Outlet Centers, Inc.(c)	2,649	50,040
UMH Properties, Inc.	1,821	30,975
Uniti Group, Inc.(c)	7,538	41,384
Universal Health Realty Income Trust	286	15,164
Urstadt Biddle Properties, Inc., Class A	768	13,286
Xenia Hotels & Resorts, Inc.	1,562	21,930
Zillow Group, Inc., Class C(b)(c)	5,021	210,882

		3,474,488

	Shares	Value
Utilities-3.38%
ALLETE, Inc.	2,103	$128,683
American States Water Co	567	50,633
Atmos Energy Corp.	1,818	205,089
Avangrid, Inc.	2,985	116,505
Avista Corp.	2,967	122,003
Black Hills Corp.	1,844	113,240
Brookfield Infrastructure Corp., Class A (Canada)	1,153	49,821
California Water Service Group	1,267	72,523
Chesapeake Utilities Corp.	369	47,265
Hawaiian Electric Industries, Inc.	4,082	165,117
IDACORP, Inc.	1,481	153,135
MGE Energy, Inc.	766	54,217
National Fuel Gas Co	2,697	154,484
New Jersey Resources Corp.	3,197	163,143
Northwest Natural Holding Co	1,279	61,827
NorthWestern Corp.	1,920	110,938
OGE Energy Corp.	4,890	174,671
Ormat Technologies, Inc.	1,044	88,239
Otter Tail Corp.(c)	1,119	79,326
PG&E Corp.(b)	10,014	156,419
PNM Resources, Inc.	3,301	161,749
Portland General Electric Co.(c)	4,043	193,255
SJW Group	926	70,783
Southwest Gas Holdings, Inc.	1,921	121,042
Spire, Inc.	1,877	132,141
Unitil Corp.	561	30,473

		2,976,721

Total Common Stocks & Other Equity Interests (Cost $85,478,299)		87,960,458

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(g)(h) (Cost $61,385)	61,385	61,385

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $85,539,684)		88,021,843

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.56%
Invesco Private Government Fund, 4.58%(g)(h)(i)	4,055,722	4,055,722
Invesco Private Prime Fund, 4.83%(g)(h)(i)	10,535,865	10,537,972

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,594,731)		14,593,694

TOTAL INVESTMENTS IN SECURITIES-116.44% (Cost $100,134,415)		102,615,537
OTHER ASSETS LESS LIABILITIES-(16.44)%		(14,488,456)

NET ASSETS-100.00%		$88,127,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

Investment Abbreviations:

ADR -American Depositary Receipt

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The aggregate value of these securities at February 28, 2023 was $65,815, which represented less than 1% of the Fund’s Net Assets.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$14,750	$1,411,645	$(1,365,010)	$-	$-	$61,385	$808

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,687,283	9,629,887	(9,261,448)	-	-	4,055,722	78,727	*

Invesco Private Prime Fund	9,737,733	24,270,372	(23,471,067)	(1,904)	2,838	10,537,972	213,267	*

Total	$13,439,766	$35,311,904	$(34,097,525)	$(1,904)	$2,838	$14,655,079	$292,802

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco RAFITM Strategic US Small Company ETF (IUSS)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Industrials	24.07

Consumer Discretionary	17.65

Information Technology	14.20

Health Care	9.30

Materials	6.73

Financials	6.50

Energy	5.12

Consumer Staples	4.81

Communication Services	4.11

Real Estate	3.94

Utilities	3.38

Money Market Funds Plus Other Assets

Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Defensive Equity ETF (DEF)	Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	Invesco RAFITM Strategic US ETF (IUS)	Invesco RAFITM Strategic US Small Company ETF (IUSS)
Assets:
Unaffiliated investments in securities, at value(a)	$235,283,871	$395,401,352	$43,090,713	$244,461,931	$87,960,458
Affiliated investments in securities, at value	217,019	37,070,818	2,873,518	6,553,375	14,655,079
Cash	-	-	98	-	51,660
Foreign currencies, at value	-	-	7,885	-	-
Receivable for:
Dividends	310,897	964,099	100,745	506,449	66,795
Securities lending	-	12,826	588	3,427	5,734
Investments sold	-	5,559	-	-	172,706
Fund shares sold	-	-	2,945	-	-
Foreign tax reclaims	165	333,353	-	-	-
Other assets	9,995	-	-	-	-

Total assets	235,821,947	433,788,007	46,076,492	251,525,182	102,912,432

Liabilities:
Due to custodian	-	589,642	-	234,443	-
Due to foreign custodian	-	27,115	-	-	-
Payable for:
Investments purchased	-	45	1	-	92,472
Investments purchased - affiliated broker	-	-	-	-	81,219
Collateral upon return of securities loaned	-	37,072,483	2,852,579	6,381,932	14,594,731
Accrued unitary management fees	-	73,773	12,454	35,759	16,929
Accrued advisory fees	99,321	-	-	-	-
Accrued trustees’ and officer’s fees	9,591	-	-	-	-
Accrued expenses	81,013	-	-	-	-
Other payables	-	-	78,402	-	-

Total liabilities	189,925	37,763,058	2,943,436	6,652,134	14,785,351

Net Assets	$235,632,022	$396,024,949	$43,133,056	$244,873,048	$88,127,081

Net assets consist of:
Shares of beneficial interest	$304,426,417	$392,497,408	$49,007,234	$250,813,327	$86,597,841
Distributable earnings (loss)	(68,794,395)	3,527,541	(5,874,178)	(5,940,279)	1,529,240

Net Assets	$235,632,022	$396,024,949	$43,133,056	$244,873,048	$88,127,081

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,550,000	13,900,001	1,850,001	6,550,001	2,425,001
Net asset value	$66.38	$28.49	$23.32	$37.39	$36.34

Market price	$66.46	$28.39	$23.32	$37.36	$36.39

Unaffiliated investments in securities, at cost	$227,141,757	$384,091,334	$45,319,227	$245,893,433	$85,478,299

Affiliated investments in securities, at cost	$217,019	$37,072,483	$2,873,571	$6,546,055	$14,656,116

Foreign currencies (due to foreign custodian), at cost	$-	$(27,062)	$7,606	$-	$-

(a) Includes securities on loan with an aggregate value of:	$-	$33,612,586	$2,664,713	$6,214,903	$14,254,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Defensive Equity ETF (DEF)	Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	Invesco RAFITM Strategic US ETF (IUS)	Invesco RAFITM Strategic US Small Company ETF (IUSS)
Investment income:
Unaffiliated dividend income	$2,846,661	$5,754,690	$595,057	$2,024,595	$580,535
Affiliated dividend income	3,853	2,008	3,432	5,373	808
Non-cash dividend income	-	119,759	39,815	8,532	-
Securities lending income, net	6,786	92,236	6,988	14,204	33,920
Foreign withholding tax	(576)	(601,875)	(45,962)	(90)	(324)

Total investment income	2,856,724	5,366,818	599,330	2,052,614	614,939

Expenses:
Unitary management fees	-	451,246	64,717	187,471	92,689
Advisory fees	670,176	-	-	-	-
Accounting & administration fees	15,296	-	-	-	-
Custodian & transfer agent fees	3,004	-	-	-	-
Trustees’ and officer’s fees	5,326	-	-	-	-
Other expenses	31,587	-	-	-	-

Total expenses	725,389	451,246	64,717	187,471	92,689

Less: Waivers	(107)	(61)	(62)	(56)	(22)

Net expenses	725,282	451,185	64,655	187,415	92,667

Net investment income	2,131,442	4,915,633	534,675	1,865,199	522,272

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(14,073,767)	(1,614,320)	(2,052,488)	(681,753)	(97,500)
Affiliated investment securities	14	6,252	312	265	2,838
Unaffiliated in-kind redemptions	14,361,319	7,318,356	399,558	1,708,213	2,953,393
Affiliated in-kind redemptions	-	-	-	709	-
Foreign currencies	-	(5,580)	(28,702)	-	-

Net realized gain (loss)	287,566	5,704,708	(1,681,320)	1,027,434	2,858,731

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,683,738	30,733,471	3,413,226	1,523,138	4,241,499
Affiliated investment securities	-	(4,586)	(85)	6,472	(1,904)
Foreign currencies	-	20,808	5,023	-	-

Change in net unrealized appreciation	3,683,738	30,749,693	3,418,164	1,529,610	4,239,595

Net realized and unrealized gain	3,971,304	36,454,401	1,736,844	2,557,044	7,098,326

Net increase in net assets resulting from operations	$6,102,746	$41,370,034	$2,271,519	$4,422,243	$7,620,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Defensive Equity ETF (DEF)		Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$2,131,442	$3,768,495	$4,915,633	$10,667,205
Net realized gain (loss)	287,566	8,398,181	5,704,708	4,576,582
Change in net unrealized appreciation (depreciation)	3,683,738	(30,530,441)	30,749,693	(60,103,080)

Net increase (decrease) in net assets resulting from operations	6,102,746	(18,363,765)	41,370,034	(44,859,293)

Distributions to Shareholders from:
Distributable earnings	(4,063,245)	(3,001,999)	(4,647,460)	(16,086,834)

Shareholder Transactions:
Proceeds from shares sold	132,852,047	298,090,596	13,452,992	201,979,382
Value of shares repurchased	(164,373,199)	(312,531,169)	(33,254,825)	(62,588,998)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(31,521,152)	(14,440,573)	(19,801,833)	139,390,384

Net increase (decrease) in net assets	(29,481,651)	(35,806,337)	16,920,741	78,444,257

Net assets:
Beginning of period	265,113,673	300,920,010	379,104,208	300,659,951

End of period	$235,632,022	$265,113,673	$396,024,949	$379,104,208

Changes in Shares Outstanding:
Shares sold	1,980,000	4,280,000	550,000	6,900,000
Shares repurchased	(2,470,000)	(4,570,000)	(1,150,000)	(2,150,000)
Shares outstanding, beginning of period	4,040,000	4,330,000	14,500,001	9,750,001

Shares outstanding, end of period	3,550,000	4,040,000	13,900,001	14,500,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)		Invesco RAFITM Strategic US ETF (IUS)		Invesco RAFITM Strategic US Small Company ETF (IUSS)
Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022

$534,675	$1,883,675	$1,865,199	$2,940,282	$522,272	$575,812
(1,681,320)	(1,646,721)	1,027,434	33,719,057	2,858,731	(1,440,602)
3,418,164	(5,853,896)	1,529,610	(42,182,610)	4,239,595	(6,520,106)

2,271,519	(5,616,942)	4,422,243	(5,523,271)	7,620,598	(7,384,896)

(916,672)	(1,920,988)	(1,535,246)	(3,038,324)	(569,722)	(404,378)

13,305,822	12,748,714	98,460,581	107,737,113	22,570,675	39,981,296
(4,842,217)	-	(8,075,874)	(127,583,687)	(9,922,982)	(2,780,337)
101,291	-	-	-	-	-

8,564,896	12,748,714	90,384,707	(19,846,574)	12,647,693	37,200,959

9,919,743	5,210,784	93,271,704	(28,408,169)	19,698,569	29,411,685

33,213,313	28,002,529	151,601,344	180,009,513	68,428,512	39,016,827

$43,133,056	$33,213,313	$244,873,048	$151,601,344	$88,127,081	$68,428,512

600,000	500,000	2,650,000	2,775,000	675,000	1,100,000
(200,000)	-	(225,000)	(3,325,000)	(275,000)	(75,000)
1,450,001	950,001	4,125,001	4,675,001	2,025,001	1,000,001

1,850,001	1,450,001	6,550,001	4,125,001	2,425,001	2,025,001

45

Financial Highlights

Invesco Defensive Equity ETF (DEF)

	Six Months Ended February 28, 2023		Years Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$65.62		$69.50	$56.99	$53.27	$49.47	$43.25

Net investment income(a)	0.52		0.92	0.64	0.75	0.68	0.58
Net realized and unrealized gain (loss) on investments	1.22		(4.02)	12.66	3.62	3.73	6.40

Total from investment operations	1.74		(3.10)	13.30	4.37	4.41	6.98

Distributions to shareholders from:
Net investment income	(0.98)		(0.78)	(0.79)	(0.65)	(0.61)	(0.76)

Net asset value at end of period	$66.38		$65.62	$69.50	$56.99	$53.27	$49.47

Market price at end of period(b)	$66.46		$65.68	$69.47	$57.08	$53.30	$49.53

Net Asset Value Total Return(c)	2.66%		(4.54)%	23.61%	8.22%	9.27%	16.25%
Market Price Total Return(c)	2.69%		(4.40)%	23.36%	8.34%	9.20%	16.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$235,632		$265,114	$300,920	$307,735	$245,052	$190,471
Ratio to average net assets of:
Expenses	0.54	%(d)	0.54%	0.55%	0.53%	0.55%	0.59%
Net investment income	1.59	%(d)	1.35%	1.05%	1.42%	1.37%	1.25%
Portfolio turnover rate(e)	60%		134%	121%	136%	145%	136%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Financial Highlights–(continued)

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

	Six Months Ended February 28, 2023		Years Ended August 31,			For the Period September 10, 2018(a) Through August 31,
	(Unaudited)		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$26.15		$30.84	$23.37	$23.97	$25.00

Net investment income(b)	0.33		0.91	0.82	0.59	0.70
Net realized and unrealized gain (loss) on investments	2.32		(4.14)	7.26	(0.56)	(1.24)

Total from investment operations	2.65		(3.23)	8.08	0.03	(0.54)

Distributions to shareholders from:
Net investment income	(0.31)		(1.29)	(0.61)	(0.63)	(0.49)
Net realized gains	-		(0.17)	-	-	-

Total distributions	(0.31)		(1.46)	(0.61)	(0.63)	(0.49)

Net asset value at end of period	$28.49		$26.15	$30.84	$23.37	$23.97

Market price at end of period(c)	$28.39		$26.05	$30.85	$23.34	$23.94

Net Asset Value Total Return(d)	10.30%		(10.84)%	34.94%	0.43%	(2.10	)%(e)
Market Price Total Return(d)	10.32%		(11.22)%	35.15%	0.41%	(2.22	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$396,025		$379,104	$300,660	$250,032	$234,946
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23%	0.23%	0.23%	0.24	%(g)
Net investment income	2.51	%(f)	3.12%	2.92%	2.56%	2.97	%(g)
Portfolio turnover rate(h)	1%		20%	18%	26%	47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (2.10)%. The market price total return from Fund Inception to August 31, 2019 was (2.22)%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Financial Highlights–(continued)

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

	Six Months Ended February 28, 2023		Years Ended August 31,					For the Period September 10, 2018(a) Through August 31,
	(Unaudited)		2022		2021	2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.91		$29.48		$23.97	$24.08		$25.00

Net investment income(b)	0.32		1.63	(c)	0.99	0.67		1.06
Net realized and unrealized gain (loss) on investments	0.65		(6.54)		5.30	(0.20	)(d)	(1.60)

Total from investment operations	0.97		(4.91)		6.29	0.47		(0.54)

Distributions to shareholders from:
Net investment income	(0.62)		(1.66)		(0.78)	(0.58)		(0.38)

Transaction fees(b)	0.06		-		-	-		-

Net asset value at end of period	$23.32		$22.91		$29.48	$23.97		$24.08

Market price at end of period(e)	$23.32		$22.88		$29.50	$24.09		$24.09

Net Asset Value Total Return(f)	4.73%		(17.14)%		26.70%	2.03	%(d)	(2.22	)%(g)
Market Price Total Return(f)	4.84%		(17.32)%		26.13%	2.48%		(2.19	)%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,133		$33,213		$28,003	$20,376		$25,286
Ratio to average net assets of:
Expenses	0.35	%(h)	0.35%		0.35%	0.35%		0.39	%(i)
Net investment income	2.89	%(h)	6.30	%(c)	3.57%	2.84%		4.35	%(i)
Portfolio turnover rate(j)	16%		37%		30%	19	%(d)	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.45 and 5.61%, respectively.

(d)

Amount includes the effect of the Adviser pay-in for an economic loss of $0.07 per share. Had the pay-in not been made, the net asset value total return would have been 1.73%. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.

(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (1.95)%. The market price total return from Fund Inception to August 31, 2019 was (2.19)%.

(h)	Annualized.
(i)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.04%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Financial Highlights–(continued)

Invesco RAFITM Strategic US ETF (IUS)

	Six Months Ended February 28, 2023		Years Ended August 31,			For the Period September 10, 2018(a) Through August 31,
	(Unaudited)		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$36.75		$38.50	$28.08	$24.93	$25.00

Net investment income(b)	0.34		0.64	0.56	0.54	0.58
Net realized and unrealized gain (loss) on investments	0.60		(1.72)	10.40	3.13	(0.26)

Total from investment operations	0.94		(1.08)	10.96	3.67	0.32

Distributions to shareholders from:
Net investment income	(0.30)		(0.67)	(0.54)	(0.52)	(0.39)

Net asset value at end of period	$37.39		$36.75	$38.50	$28.08	$24.93

Market price at end of period(c)	$37.36		$36.79	$38.52	$28.14	$24.94

Net Asset Value Total Return(d)	2.60%		(2.84)%	39.47%	15.17%	1.45	%(e)
Market Price Total Return(d)	2.40%		(2.78)%	39.25%	15.38%	1.50	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$244,873		$151,601	$180,010	$143,213	$117,188
Ratio to average net assets of:
Expenses	0.19	%(f)	0.19%	0.19%	0.19%	0.20	%(g)
Net investment income	1.89	%(f)	1.65%	1.69%	2.09%	2.41	%(g)
Portfolio turnover rate(h)	1%		10%	15%	15%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was 0.92%. The market price total return from Fund Inception to August 31, 2019 was 0.97%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Financial Highlights–(continued)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

	Six Months Ended February 28, 2023		Years Ended August 31,			For the Period September 10, 2018(a) Through August 31,
	(Unaudited)		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$33.79		$39.02	$23.33	$22.48	$25.00

Net investment income(b)	0.22		0.41	0.26	0.24	0.23
Net realized and unrealized gain (loss) on investments	2.57		(5.35)	15.67	0.87	(2.55)

Total from investment operations	2.79		(4.94)	15.93	1.11	(2.32)

Distributions to shareholders from:
Net investment income	(0.24)		(0.29)	(0.24)	(0.26)	(0.20)

Net asset value at end of period	$36.34		$33.79	$39.02	$23.33	$22.48

Market price at end of period(c)	$36.39		$33.81	$38.99	$23.38	$22.48

Net Asset Value Total Return(d)	8.33%		(12.70)%	68.57%	5.13%	(9.20	)%(e)
Market Price Total Return(d)	8.42%		(12.58)%	68.09%	5.36%	(9.20	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$88,127		$68,429	$39,017	$29,167	$24,724
Ratio to average net assets of:
Expenses	0.23	%(f)	0.23%	0.23%	0.23%	0.28	%(g)
Net investment income	1.30	%(f)	1.12%	0.79%	1.07%	1.05	%(g)
Portfolio turnover rate(h)	2%		36%	39%	28%	20%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was (9.34)%. The market price total return from Fund Inception to August 31, 2019 was (9.31)%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.05%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Defensive Equity ETF (DEF)	“Defensive Equity ETF”

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)	“RAFITM Strategic Developed ex-US ETF”

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)	“RAFITM Strategic Emerging Markets ETF”

Invesco RAFITM Strategic US ETF (IUS)	“RAFITM Strategic US ETF”

Invesco RAFITM Strategic US Small Company ETF (IUSS)	“RAFITM Strategic US Small Company ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Defensive Equity ETF, which are listed and traded on NYSE Arca, Inc.

RAFITM Strategic Developed ex-US ETF, RAFITM Strategic Emerging Markets ETF and RAFITM Strategic US Small Company ETF liquidated and terminated on April 6, 2023. In connection with the liquidation of the Funds, each Fund made a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Defensive Equity ETF	Invesco Defensive Equity Index

RAFITM Strategic Developed ex-US ETF	Invesco Strategic Developed ex-US Index

RAFITM Strategic Emerging Markets ETF	Invesco Strategic Emerging Markets Index

RAFITM Strategic US ETF	Invesco Strategic US Index

RAFITM Strategic US Small Company ETF	Invesco Strategic US Small Company Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

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Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund (except Defensive Equity ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Defensive Equity ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund (except Defensive Equity ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of each Fund (except Defensive Equity ETF), including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and

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other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Defensive Equity ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For

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the six months ended February 28, 2023, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Defensive Equity ETF	$ 658

RAFITM Strategic Developed ex-US ETF	29

RAFITM Strategic Emerging Markets ETF	220

RAFITM Strategic US ETF	1,024

RAFITM Strategic US Small Company ETF	1,972

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater

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China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

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Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as Northern Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure a Fund may have to Russian issuers or the adjoining geographic regions.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts

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that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, Defensive Equity ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of its average daily net assets. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Defensive Equity ETF (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) through at least August 31, 2025.

Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

RAFITM Strategic Developed ex-US ETF	0.23%

RAFITM Strategic Emerging Markets ETF	0.35%

RAFITM Strategic US ETF	0.19%

RAFITM Strategic US Small Company ETF	0.23%

Further, through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended February 28, 2023, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Defensive Equity ETF	$107

RAFITM Strategic Developed ex-US ETF	61

RAFITM Strategic Emerging Markets ETF	62

RAFITM Strategic US ETF	56

RAFITM Strategic US Small Company ETF	22

The fees waived and/or expenses borne by the Adviser for Defensive Equity ETF pursuant to the Expense Cap are subject to recapture by the Adviser up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser. There are no amounts available for potential recapture by the Adviser as of February 28, 2023.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

58

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Defensive Equity ETF	$9,250

RAFITM Strategic Developed ex-US ETF	117

RAFITM Strategic US ETF	365

RAFITM Strategic US Small Company ETF	353

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023, for each Fund (except for Defensive Equity ETF). As of February 28, 2023, all of the securities in Defensive Equity ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

RAFITM Strategic Developed ex-US ETF

Investments in Securities

Common Stocks & Other Equity Interests	$395,171,725	$222,794	$6,833	$395,401,352

Money Market Funds	-	37,070,818	-	37,070,818

Total Investments	$395,171,725	$37,293,612	$6,833	$432,472,170

RAFITM Strategic Emerging Markets ETF

Investments in Securities

Common Stocks & Other Equity Interests	$42,986,317	$-	$104,396	$43,090,713

Money Market Funds	20,992	2,852,526	-	2,873,518

Total Investments	$43,007,309	$2,852,526	$104,396	$45,964,231

RAFITM Strategic US ETF

Investments in Securities

Common Stocks & Other Equity Interests	$244,633,745	$-	$-	$244,633,745

Money Market Funds	-	6,381,561	-	6,381,561

Total Investments	$244,633,745	$6,381,561	$-	$251,015,306

RAFITM Strategic US Small Company ETF

Investments in Securities

Common Stocks & Other Equity Interests	$87,960,458	$-	$0	$87,960,458

Money Market Funds	61,385	14,593,694	-	14,655,079

Total Investments	$88,021,843	$14,593,694	$0	$102,615,537

59

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Defensive Equity ETF	$76,058,394	$855,166	$76,913,560

RAFITM Strategic Developed ex-US ETF	7,301,813	5,075,682	12,377,495

RAFITM Strategic Emerging Markets ETF	517,937	1,203,302	1,721,239

RAFITM Strategic US ETF	4,521,737	1,628,029	6,149,766

RAFITM Strategic US Small Company ETF	3,270,534	471,570	3,742,104

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Defensive Equity ETF	$160,014,724	$160,604,310

RAFITM Strategic Developed ex-US ETF	4,688,958	5,272,288

RAFITM Strategic Emerging Markets ETF	10,188,856	6,104,870

RAFITM Strategic US ETF	3,636,946	2,092,623

RAFITM Strategic US Small Company ETF	1,872,360	1,938,575

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Defensive Equity ETF	$132,767,551	$165,690,308

RAFITM Strategic Developed ex-US ETF	12,632,149	31,346,363

RAFITM Strategic Emerging Markets ETF	5,423,369	1,147,509

RAFITM Strategic US ETF	97,286,042	8,009,256

RAFITM Strategic US Small Company ETF	22,476,956	9,888,315

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Defensive Equity ETF	$14,535,702	$(7,361,256)	$7,174,446	$228,326,444

RAFITM Strategic Developed ex-US ETF	40,519,491	(31,334,641)	9,184,850	423,287,320

RAFITM Strategic Emerging Markets ETF	3,475,789	(6,017,524)	(2,541,735)	48,505,966

RAFITM Strategic US ETF	12,407,601	(14,024,510)	(1,616,909)	252,632,215

RAFITM Strategic US Small Company ETF	9,877,569	(7,622,292)	2,255,277	100,360,260

60

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for each Fund (except Defensive Equity ETF). The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

61

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust (excluding Invesco Defensive Equity ETF), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). As a shareholder of Invesco Defensive Equity ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Defensive Equity ETF (DEF) Actual	$1,000.00	$1,026.60	0.54%	$2.71

Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.54	2.71

Invesco RAFITM Strategic Developed ex-US ETF (ISDX) Actual	1,000.00	1,103.00	0.23	1.20

Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15

Invesco RAFITM Strategic Emerging Markets ETF (ISEM) Actual	1,000.00	1,047.30	0.35	1.78

Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

Invesco RAFITM Strategic US ETF (IUS) Actual	1,000.00	1,026.00	0.19	0.95

Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95

62

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco RAFITM Strategic US Small Company ETF (IUSS) Actual	$1,000.00	$1,083.30	0.23%	$1.19

Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23	1.15

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

63

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 28, 2023
IIGD	Invesco Investment Grade Defensive ETF
IIGV	Invesco Investment Grade Value ETF

2

Invesco Investment Grade Defensive ETF (IIGD)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.09%
Aerospace & Defense-2.27%
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	$649,000	$627,401
Precision Castparts Corp., 3.25%, 06/15/2025	780,000	750,730
Raytheon Technologies Corp., 3.50%, 03/15/2027	705,000	667,702

		2,045,833

Air Freight & Logistics-0.69%
United Parcel Service, Inc., 3.90%, 04/01/2025	640,000	625,699

Automobiles-0.71%
PACCAR Financial Corp., 3.55%, 08/11/2025	660,000	638,778

Banks-9.74%
Bank of America Corp., Series L, 3.95%, 04/21/2025	660,000	640,020
Citizens Bank N.A., 2.25%, 04/28/2025(b)	735,000	687,335
Fifth Third Bank N.A., 3.95%, 07/28/2025	790,000	769,293
JPMorgan Chase & Co., 2.95%, 10/01/2026	765,000	711,862
KeyBank N.A., 4.15%, 08/08/2025	830,000	809,831
PNC Bank N.A., 3.88%, 04/10/2025	600,000	581,829
Regions Financial Corp., 2.25%, 05/18/2025(b)	760,000	710,683
Truist Bank, 1.50%, 03/10/2025(b)	640,000	594,514
Truist Financial Corp.
4.00%, 05/01/2025	659,000	642,495
3.70%, 06/05/2025	665,000	643,428
1.20%, 08/05/2025	792,000	720,803
U.S. Bancorp, 1.45%, 05/12/2025	706,000	651,699
Wells Fargo & Co., 3.00%, 04/22/2026	670,000	625,723

		8,789,515

Beverages-0.77%
PepsiCo, Inc., 2.25%, 03/19/2025	730,000	691,914

Biotechnology-1.48%
Biogen, Inc., 4.05%, 09/15/2025	685,000	663,463
Gilead Sciences, Inc., 3.65%, 03/01/2026	702,000	670,645

		1,334,108

Capital Markets-8.89%
Bank of New York Mellon Corp. (The), 1.60%, 04/24/2025	755,000	700,326
BlackRock, Inc., 1.90%, 01/28/2031	830,000	670,247
Cboe Global Markets, Inc., 3.65%, 01/12/2027(b)	700,000	669,446
Charles Schwab Corp. (The), 2.45%, 03/03/2027	730,000	662,596
CME Group, Inc., 3.00%, 03/15/2025	701,000	674,605
FMR LLC, 7.57%, 06/15/2029(c)	630,000	678,878
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	728,000	701,498
Moody’s Corp., 3.75%, 03/24/2025	665,000	643,578
Morgan Stanley, 4.00%, 07/23/2025	675,000	658,088

	Principal Amount	Value
Capital Markets-(continued)
National Securities Clearing Corp., 1.50%, 04/23/2025(c)	$705,000	$651,948
Northern Trust Corp., 4.00%, 05/10/2027	690,000	668,779
State Street Corp., 3.55%, 08/18/2025	666,000	642,452

		8,022,441

Chemicals-1.45%
Ecolab, Inc., 2.70%, 11/01/2026(b)	680,000	627,600
Linde, Inc., 3.20%, 01/30/2026(b)	704,000	677,872

		1,305,472

Commercial Services & Supplies-0.75%
Cintas Corp. No. 2, 3.70%, 04/01/2027	705,000	673,562

Communications Equipment-0.84%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	820,000	759,266

Consumer Finance-0.70%
American Express Co., 3.95%, 08/01/2025 .	655,000	635,994

Diversified Financial Services-3.11%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	748,000	714,913
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	750,000	715,131
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	759,000	703,951
Nuveen LLC, 4.00%, 11/01/2028(c)	709,000	667,852

		2,801,847

Electric Utilities-5.21%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	684,000	669,308
Duke Energy Florida LLC, 2.50%, 12/01/2029	820,000	698,295
Entergy Arkansas LLC, 3.50%, 04/01/2026 .	702,000	669,339
Jersey Central Power & Light Co., 4.30%, 01/15/2026(c)	705,000	676,703
MidAmerican Energy Co., 3.65%, 04/15/2029	682,000	632,699
Southern California Edison Co., Series E, 3.70%, 08/01/2025	705,000	677,523
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	714,000	676,454

		4,700,321

Electrical Equipment-0.75%
Emerson Electric Co., 2.00%, 12/21/2028	790,000	675,066

Entertainment-1.55%
Activision Blizzard, Inc., 3.40%, 09/15/2026	760,000	718,916
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	715,000	675,421

		1,394,337

Equity REITs-2.99%
CBRE Services, Inc., 4.88%, 03/01/2026	690,000	675,708
Mid-America Apartments L.P., 3.60%, 06/01/2027	710,000	671,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Equity REITs-(continued)
Public Storage, 1.50%, 11/09/2026	$767,000	$679,000
Welltower OP LLC, 4.00%, 06/01/2025	695,000	672,223

		2,698,631

Food & Staples Retailing-2.12%
Costco Wholesale Corp., 1.60%, 04/20/2030	740,000	604,915
Mars, Inc., 3.20%, 04/01/2030(c)	700,000	631,088
Walmart, Inc., 1.80%, 09/22/2031	835,000	674,386

		1,910,389

Food Products-1.53%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	769,000	708,397
Mondelez International, Inc., 1.50%, 05/04/2025	725,000	668,631

		1,377,028

Gas Utilities-0.74%
Southern California Gas Co., 2.95%, 04/15/2027	720,000	666,885

Health Care Equipment & Supplies-1.48%
Abbott Laboratories, 3.75%, 11/30/2026	694,000	671,171
Stryker Corp., 3.50%, 03/15/2026	690,000	659,924

		1,331,095

Health Care Providers & Services-2.29%
Ascension Health, Series B, 2.53%, 11/15/2029	769,000	660,657
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	871,000	741,802
UnitedHealth Group, Inc., 3.75%, 07/15/2025	686,000	665,813

		2,068,272

Hotels, Restaurants & Leisure-1.37%
McDonald’s Corp., 3.70%, 01/30/2026	650,000	627,404
Starbucks Corp., 3.80%, 08/15/2025	630,000	610,770

		1,238,174

Household Products-0.81%
Procter & Gamble Co. (The), 3.00%, 03/25/2030	805,000	730,556

Independent Power and Renewable Electricity Producers-0.71%
NSTAR Electric Co., 3.20%, 05/15/2027	692,000	645,495

Industrial Conglomerates-1.44%
3M Co., 2.38%, 08/26/2029(b)	795,000	667,943
Honeywell International, Inc., 2.50%, 11/01/2026(b)	681,000	629,678

		1,297,621

Insurance-11.92%
Allstate Corp. (The), 0.75%, 12/15/2025(b) .	747,000	662,956
American International Group, Inc., 2.50%, 06/30/2025	700,000	659,231
Aon Global Ltd., 3.88%, 12/15/2025	750,000	722,928
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	688,000	655,668
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	726,000	610,038
F&G Global Funding, 1.75%, 06/30/2026(c)	750,000	664,735

	Principal Amount	Value
Insurance-(continued)
GA Global Funding Trust, 1.63%, 01/15/2026(c)	$820,000	$730,237
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	710,000	657,331
MassMutual Global Funding II, 5.05%, 12/07/2027(c)	780,000	781,705
Metropolitan Life Global Funding I
4.05%, 08/25/2025(c)	640,000	621,713
3.45%, 12/18/2026(c)	705,000	657,889
New York Life Global Funding, 0.85%, 01/15/2026(c)	756,000	671,790
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(c)	761,000	675,117
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	730,000	649,313
Pricoa Global Funding I, 1.20%, 09/01/2026(b)(c)	770,000	674,858
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	707,000	655,710

		10,751,219

Interactive Media & Services-0.80%
Alphabet, Inc., 1.10%, 08/15/2030(b)	919,000	724,917

Internet & Direct Marketing Retail-0.75%
Amazon.com, Inc., 3.15%, 08/22/2027	727,000	679,213

IT Services-2.11%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	673,000	648,397
Mastercard, Inc., 3.35%, 03/26/2030	670,000	614,419
Visa, Inc., 3.15%, 12/14/2025(b)	674,000	643,808

		1,906,624

Machinery-3.00%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	650,000	627,832
Deere & Co., 2.75%, 04/15/2025(b)	651,000	621,178
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	775,000	718,673
John Deere Capital Corp., 4.80%, 01/09/2026(b)	740,000	737,214

		2,704,897

Media-0.69%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	650,000	619,574

Multiline Retail-0.83%
Target Corp., 2.25%, 04/15/2025(b)	790,000	746,634

Multi-Utilities-1.47%
DTE Electric Co., 2.25%, 03/01/2030(b)	790,000	664,812
WEC Energy Group, Inc., 4.75%, 01/09/2026	675,000	665,706

		1,330,518

Oil, Gas & Consumable Fuels-6.02%
Chevron Corp., 1.55%, 05/11/2025	720,000	668,590
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)(c)	760,000	713,029
Chevron USA, Inc., 0.69%, 08/12/2025(b)	822,000	742,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ConocoPhillips Co., 2.40%, 03/07/2025	$665,000	$629,939
EOG Resources, Inc., 4.15%, 01/15/2026(b) .	723,000	706,262
Exxon Mobil Corp., 2.99%, 03/19/2025	670,000	643,477
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	680,000	671,394
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	615,000	652,323

		5,427,065

Paper & Forest Products-0.75%
Georgia-Pacific LLC, 3.60%, 03/01/2025(c)	700,000	674,067

Personal Products-0.70%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	730,000	633,136

Pharmaceuticals-3.61%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	705,000	647,293
Eli Lilly and Co., 3.38%, 03/15/2029(b)	675,000	627,048
Johnson & Johnson, 2.45%, 03/01/2026(b) .	718,000	672,722
Pfizer, Inc., 3.00%, 12/15/2026	700,000	658,442
Zoetis, Inc., 4.50%, 11/13/2025(b)	665,000	653,029

		3,258,534

Road & Rail-0.75%
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	705,000	678,143

Semiconductors & Semiconductor Equipment-3.05%
Applied Materials, Inc., 3.30%, 04/01/2027 .	780,000	737,779
Intel Corp., 3.70%, 07/29/2025	677,000	655,058
QUALCOMM, Inc., 3.25%, 05/20/2027	635,000	597,612
Texas Instruments, Inc., 1.38%, 03/12/2025(b)	822,000	765,812

		2,756,261

Software-2.97%
Adobe, Inc., 2.30%, 02/01/2030(b)	790,000	676,548
Microsoft Corp., 2.40%, 08/08/2026	640,000	593,863
Oracle Corp., 2.50%, 04/01/2025	784,000	739,402
salesforce.com, inc., 3.70%, 04/11/2028	700,000	667,352

		2,677,165

Specialty Retail-1.56%
Ross Stores, Inc., 4.60%, 04/15/2025	739,000	727,881
TJX Cos., Inc. (The), 2.25%, 09/15/2026	740,000	676,011

		1,403,892

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.44%
Apple, Inc., 3.25%, 02/23/2026	$675,000	$645,895
NetApp, Inc., 1.88%, 06/22/2025	710,000	654,355

		1,300,250

Textiles, Apparel & Luxury Goods-1.55%
NIKE, Inc., 2.85%, 03/27/2030(b)	820,000	729,597
VF Corp., 2.40%, 04/23/2025	715,000	669,722

		1,399,319

Tobacco-0.73%
Philip Morris International, Inc., 5.13%, 11/17/2027(b)	660,000	657,323

Total U.S. Dollar Denominated Bonds & Notes (Cost $93,778,066)		89,387,050

	Shares
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $131,553)	131,553	131,553

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.24% (Cost $93,909,619)		89,518,603

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.56%
Invesco Private Government Fund, 4.58%(d)(e)(f)	3,929,728	3,929,728
Invesco Private Prime Fund, 4.83%(d)(e)(f)	10,102,993	10,105,014

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,035,313)		14,034,742

TOTAL INVESTMENTS IN SECURITIES-114.80% (Cost $107,944,932)		103,553,345
OTHER ASSETS LESS LIABILITIES-(14.80)%		(13,346,993)

NET ASSETS-100.00%.		$90,206,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $13,459,132, which represented 14.92% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,399	$1,563,518	$(1,447,364)	$-	$-	$131,553	$1,547
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,808,355	11,311,929	(9,190,556)	-	-	3,929,728	47,607	*
Invesco Private Prime Fund	4,650,056	26,689,596	(21,235,391)	(878)	1,631	10,105,014	129,720	*

Total	$6,473,810	$39,565,043	$(31,873,311)	$(878)	$1,631	$14,166,295	$178,874

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	34.36

Information Technology	10.41

Industrials	9.65

Health Care	8.86

Utilities	8.13

Consumer Discretionary	6.77

Consumer Staples	6.66

Energy	6.02

Communication Services	3.04

Sector Types Each Less Than 3%	5.19

Money Market Funds Plus Other Assets Less Liabilities	0.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Investment Grade Value ETF (IIGV)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.90%
Aerospace & Defense-1.09%
Raytheon Technologies Corp., 4.13%, 11/16/2028	$115,000	$109,553
Textron, Inc., 3.00%, 06/01/2030	115,000	100,055

		209,608

Airlines-0.52%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	105,000	99,813

Auto Components-0.54%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/2032(c)	125,000	104,412

Banks-1.84%
PNC Bank N.A., 4.05%, 07/26/2028(c)	250,000	236,076
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030.	140,000	119,163

		355,239

Beverages-1.64%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032.	150,000	113,946
Constellation Brands, Inc., 2.25%, 08/01/2031.	120,000	94,539
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	110,000	106,810

		315,295

Biotechnology-0.57%
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	140,000	109,094

Building Products-0.99%
Carlisle Cos., Inc., 2.75%, 03/01/2030	125,000	104,562
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	101,000	86,134

		190,696

Capital Markets-4.98%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	113,000	106,118
Ares Capital Corp., 4.25%, 03/01/2025(c)	120,000	115,238
BlackRock, Inc., 1.90%, 01/28/2031	125,000	100,941
FMR LLC, 7.57%, 06/15/2029(b)	100,000	107,758
Franklin Resources, Inc., 1.60%, 10/30/2030	140,000	108,509
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	115,000	104,041
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	120,000	108,497
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(b)	120,000	112,998
Morgan Stanley, 7.25%, 04/01/2032	85,000	96,249

		960,349

Construction Materials-1.86%
Eagle Materials, Inc., 2.50%, 07/01/2031	130,000	101,894
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	150,000	119,756
Vulcan Materials Co., 3.50%, 06/01/2030	155,000	137,664

		359,314

	Principal Amount	Value
Containers & Packaging-2.11%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	$115,000	$93,417
Sealed Air Corp., 1.57%, 10/15/2026(b)	120,000	103,466
Sonoco Products Co., 3.13%, 05/01/2030	120,000	103,468
WRKCo, Inc., 4.90%, 03/15/2029(c)	110,000	105,604

		405,955

Diversified Financial Services-4.13%
Blackstone Holdings Finance Co. LLC, 2.00%, 01/30/2032(b)	180,000	134,568
Block Financial LLC, 3.88%, 08/15/2030(c)	120,000	105,269
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	130,000	99,462
Corebridge Financial, Inc., 3.90%, 04/05/2032(b)	115,000	100,739
ERAC USA Finance LLC, 3.80%, 11/01/2025(b)	140,000	133,491
Nuveen LLC, 4.00%, 11/01/2028(b)	135,000	127,165
Pine Street Trust I, 4.57%, 02/15/2029(b)	100,000	94,439

		795,133

Diversified Telecommunication Services-1.09%
AT&T, Inc., 4.30%, 02/15/2030	115,000	107,965
Verizon Communications, Inc., 2.36%, 03/15/2032	130,000	102,264

		210,229

Electric Utilities-8.54%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	135,000	108,914
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	160,000	129,539
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031(c)	120,000	98,252
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	110,000	108,411
Duke Energy Florida LLC, 2.50%, 12/01/2029 .	125,000	106,447
Duke Energy Progress LLC, 2.00%, 08/15/2031	130,000	102,468
Entergy Texas, Inc., 1.75%, 03/15/2031	130,000	101,659
Evergy, Inc., 2.90%, 09/15/2029	120,000	102,816
Exelon Corp., 4.05%, 04/15/2030	130,000	119,304
Florida Power & Light Co., 2.45%, 02/03/2032 .	115,000	94,645
MidAmerican Energy Co., 3.65%, 04/15/2029 .	105,000	97,410
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	125,000	118,314
Narragansett Electric Co. (The), 3.40%, 04/09/2030(b)	110,000	98,344
Progress Energy, Inc., 7.75%, 03/01/2031	125,000	141,062
Wisconsin Power and Light Co., 3.95%, 09/01/2032	130,000	118,576

		1,646,161

Electrical Equipment-0.53%
Emerson Electric Co., 2.00%, 12/21/2028	120,000	102,542

Electronic Equipment, Instruments & Components-1.03%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	105,000	102,731
Amphenol Corp., 2.80%, 02/15/2030	110,000	94,979

		197,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Energy Equipment & Services-1.01%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$120,000	$110,866
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	89,000	83,698

		194,564

Equity REITs-7.58%
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	90,000	96,919
American Homes 4 Rent L.P., 3.63%, 04/15/2032(c)	130,000	109,964
Boston Properties L.P., 3.25%, 01/30/2031	120,000	100,276
Camden Property Trust, 2.80%, 05/15/2030	120,000	103,203
Equinix, Inc., 3.20%, 11/18/2029(c)	160,000	139,586
ERP Operating L.P., 3.00%, 07/01/2029	115,000	100,752
Extra Space Storage L.P., 2.35%, 03/15/2032 .	140,000	107,360
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031(c)	185,000	141,406
Realty Income Corp., 3.25%, 01/15/2031	116,000	101,254
Regency Centers L.P., 3.70%, 06/15/2030	160,000	141,741
Simon Property Group L.P., 2.45%, 09/13/2029	146,000	122,459
Sun Communities Operating L.P., 2.70%, 07/15/2031	105,000	83,875
Ventas Realty L.P., 4.40%, 01/15/2029	120,000	111,810

		1,460,605

Food & Staples Retailing-1.20%
Costco Wholesale Corp., 1.60%, 04/20/2030	155,000	126,705
Mars, Inc., 3.20%, 04/01/2030(b)	115,000	103,679

		230,384

Food Products-1.06%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031 .	120,000	98,863
Ingredion, Inc., 2.90%, 06/01/2030	125,000	106,255

		205,118

Gas Utilities-1.04%
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(b)	125,000	98,325
Southwest Gas Corp., 4.05%, 03/15/2032	115,000	102,665

		200,990

Health Care Equipment & Supplies-1.26%
Baxter International, Inc., 2.54%, 02/01/2032(c)	125,000	96,939
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 .	170,000	144,966

		241,905

Health Care Providers & Services-3.79%
Ascension Health, Series B, 2.53%, 11/15/2029	120,000	103,093
CommonSpirit Health, 3.35%, 10/01/2029	130,000	112,934
Health Care Service Corp., a Mutual Legacy Reserve Co., 2.20%, 06/01/2030(b)	120,000	97,736
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	120,000	102,972
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	125,000	106,458

	Principal Amount	Value
Health Care Providers & Services-(continued)
Quest Diagnostics, Inc., 2.95%, 06/30/2030(c) .	$120,000	$103,669
Sutter Health, Series 20-A, 2.29%, 08/15/2030	125,000	103,425

		730,287

Hotels, Restaurants & Leisure-1.11%
Booking Holdings, Inc., 4.63%, 04/13/2030	110,000	106,927
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	130,000	107,298

		214,225

Household Durables-1.03%
Lennar Corp., 4.75%, 11/29/2027(c)	100,000	95,881
NVR, Inc., 3.00%, 05/15/2030	120,000	102,530

		198,411

Industrial Conglomerates-0.68%
3M Co., 2.38%, 08/26/2029(c)	155,000	130,228

Insurance-12.42%
Athene Global Funding, 2.55%, 11/19/2030(b) .	120,000	94,680
Athene Holding Ltd., 4.13%, 01/12/2028	61,000	57,116
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	110,000	92,430
F&G Global Funding, 1.75%, 06/30/2026(b)	160,000	141,810
Fidelity National Financial, Inc., 3.40%, 06/15/2030	165,000	142,168
First American Financial Corp., 2.40%, 08/15/2031	130,000	97,164
Five Corners Funding Trust II, 2.85%, 05/15/2030(b)	155,000	131,054
GA Global Funding Trust, 1.63%, 01/15/2026(b)	115,000	102,411
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	145,000	113,146
Jackson National Life Global Funding, 3.05%, 04/29/2026(b)	100,000	92,582
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(b)	60,000	56,849
MassMutual Global Funding II, 5.05%, 12/07/2027(b)(c)	200,000	200,437
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	150,000	139,976
New York Life Global Funding, 0.85%, 01/15/2026(b)	160,000	142,178
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(b)	140,000	124,200
Pacific Life Global Funding II, 1.38%, 04/14/2026(b)	100,000	88,947
Primerica, Inc., 2.80%, 11/19/2031	130,000	106,922
Principal Financial Group, Inc., 2.13%, 06/15/2030	120,000	97,999
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	100,000	92,745
Sammons Financial Group, Inc., 3.35%, 04/16/2031(b)	180,000	140,251
Trustage Financial Group, Inc., 4.63%, 04/15/2032(b)	155,000	138,030

		2,393,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2023

(Unaudited)

	Principal Amount	Value
Interactive Media & Services-1.07%
Alphabet, Inc., 1.10%, 08/15/2030	$120,000	$94,657
Meta Platforms, Inc., 3.85%, 08/15/2032(c)	125,000	112,379

		207,036

IT Services-4.02%
Amdocs Ltd., 2.54%, 06/15/2030	130,000	107,491
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	130,000	105,331
DXC Technology Co., 1.80%, 09/15/2026	170,000	147,873
International Business Machines Corp., 3.50%, 05/15/2029	140,000	127,786
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	85,992
PayPal Holdings, Inc., 2.85%, 10/01/2029(c)	110,000	95,566
VeriSign, Inc., 2.70%, 06/15/2031	130,000	105,042

		775,081

Leisure Products-0.55%
Hasbro, Inc., 3.90%, 11/19/2029(c)	120,000	105,892

Life Sciences Tools & Services-2.49%
Agilent Technologies, Inc., 2.30%, 03/12/2031(c)	165,000	134,108
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032(c)	120,000	104,724
PerkinElmer, Inc., 3.30%, 09/15/2029	141,000	121,976
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	150,000	119,845

		480,653

Machinery-1.99%
Cargill, Inc., 2.13%, 11/10/2031(b)	155,000	123,036
Cummins, Inc., 1.50%, 09/01/2030	165,000	130,835
Stanley Black & Decker, Inc., 2.30%, 03/15/2030(c)	160,000	130,236

		384,107

Media-2.34%
Fox Corp., 4.71%, 01/25/2029	120,000	114,685
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	120,000	114,541
Paramount Global
7.88%, 07/30/2030.	105,000	113,210
4.95%, 01/15/2031(c)	120,000	107,671

		450,107

Metals & Mining-0.59%
Newmont Corp., 2.25%, 10/01/2030	140,000	112,827

Multi-Utilities-2.33%
Ameren Corp., 3.50%, 01/15/2031	125,000	110,015
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	150,000	131,340
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	130,000	104,074
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	130,000	102,544

		447,973

Oil, Gas & Consumable Fuels-8.82%
Chevron Corp., 1.55%, 05/11/2025	150,000	139,289
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	110,000	103,202

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc., 0.69%, 08/12/2025	$100,000	$90,274
Colonial Enterprises, Inc., 3.25%, 05/15/2030(b)	107,000	94,137
ConocoPhillips Co., 6.95%, 04/15/2029	130,000	142,691
Devon Energy Corp., 7.88%, 09/30/2031	80,000	90,531
Diamondback Energy, Inc., 3.50%, 12/01/2029	110,000	97,218
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b) .	120,000	108,654
Kinder Morgan, Inc., 7.75%, 01/15/2032	130,000	145,222
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029(b)	100,000	91,373
ONEOK, Inc., 4.55%, 07/15/2028(c)	145,000	137,885
Phillips 66, 2.15%, 12/15/2030(c)	185,000	147,983
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(b)(c)	110,000	93,036
Valero Energy Corp., 7.50%, 04/15/2032	100,000	112,999
Williams Cos., Inc. (The), 2.60%, 03/15/2031(c)	130,000	105,566

		1,700,060

Paper & Forest Products-0.58%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)(c)	135,000	112,663

Professional Services-0.72%
Equifax, Inc., 2.35%, 09/15/2031	175,000	138,058

Semiconductors & Semiconductor Equipment-1.55%
Lam Research Corp., 4.00%, 03/15/2029	96,000	91,114
NVIDIA Corp., 2.85%, 04/01/2030	120,000	105,818
Xilinx, Inc., 2.38%, 06/01/2030	120,000	101,191

		298,123

Software-2.90%
Autodesk, Inc., 2.40%, 12/15/2031	130,000	104,063
Infor, Inc., 1.75%, 07/15/2025(b)	110,000	98,952
Roper Technologies, Inc., 1.75%, 02/15/2031 .	180,000	138,955
ServiceNow, Inc., 1.40%, 09/01/2030	140,000	106,729
Workday, Inc., 3.80%, 04/01/2032(c)	125,000	110,116

		558,815

Specialty Retail-2.92%
Best Buy Co., Inc., 1.95%, 10/01/2030	135,000	106,084
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	100,000	96,703
6.20%, 07/15/2030.	145,000	147,322
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(c)	140,000	110,673
Leidos, Inc., 2.30%, 02/15/2031	130,000	101,431

		562,213

Textiles, Apparel & Luxury Goods-1.26%
NIKE, Inc., 2.85%, 03/27/2030(c)	155,000	137,912
Ralph Lauren Corp., 2.95%, 06/15/2030(c)	120,000	104,810

		242,722

Tobacco-1.13%
Altria Group, Inc., 4.80%, 02/14/2029	113,000	108,472
Philip Morris International, Inc., 5.13%, 11/17/2027	110,000	109,554

		218,026

Total U.S. Dollar Denominated Bonds & Notes (Cost $21,771,497)		19,055,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e) (Cost $12,800)	12,800	$12,800

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.96% (Cost $21,784,297)		19,068,518

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.13%
Invesco Private Government Fund, 4.58%(d)(e)(f)	870,167	870,167

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	2,237,124	$2,237,571

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,108,008)		3,107,738

TOTAL INVESTMENTS IN SECURITIES-115.09% (Cost $24,892,305)		22,176,256
OTHER ASSETS LESS LIABILITIES-(15.09)%		(2,908,427)

NET ASSETS-100.00%		$19,267,829

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $4,742,308, which represented 24.61% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,969	$614,821	$(637,990)	$-	$-	$12,800	$794
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,035,579	4,464,621	(4,630,033)	-	-	870,167	23,124	*
Invesco Private Prime Fund	2,662,919	10,187,429	(10,613,106)	(491)	820	2,237,571	62,948	*

Total	$3,734,467	$15,266,871	$(15,881,129)	$(491)	$820	$3,120,538	$86,866

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Investment Grade Value ETF (IIGV)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 28, 2023

Financials	23.37

Utilities	11.91

Energy	9.83

Information Technology	9.50

Health Care	8.11

Real Estate	7.58

Consumer Discretionary	7.41

Industrials	6.52

Materials	5.14

Consumer Staples	5.03

Communication Services	4.50

Money Market Funds Plus Other Assets Less Liabilities	1.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)
Assets:
Unaffiliated investments in securities, at value(a)	$89,387,050	$19,055,718
Affiliated investments in securities, at value	14,166,295	3,120,538
Receivable for:
Dividends and interest	928,408	192,888
Securities lending	2,110	553
Investments sold	16,726,948	911,688

Total assets	121,210,811	23,281,385

Liabilities:
Due to custodian	1,215	-
Payable for:
Investments purchased	2,713,624	903,372
Collateral upon return of securities loaned	14,035,313	3,108,008
Fund shares repurchased	14,145,004	-
Accrued unitary management fees	9,945	2,176
Other payables	99,358	-

Total liabilities	31,004,459	4,013,556

Net Assets	$90,206,352	$19,267,829

Net assets consist of:
Shares of beneficial interest	$97,327,365	$25,032,878
Distributable earnings (loss)	(7,121,013)	(5,765,049)

Net Assets	$90,206,352	$19,267,829

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,800,001	850,001
Net asset value	$23.74	$22.67

Market price	$23.74	$22.67

Unaffiliated investments in securities, at cost	$93,778,066	$21,771,497

Affiliated investments in securities, at cost	$14,166,866	$3,120,808

(a) Includes securities on loan with an aggregate value of:	$12,930,526	$2,914,210

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)	Invesco Investment Grade Value ETF (IIGV)
Investment income:
Unaffiliated interest income	$889,464	$445,105
Affiliated dividend income	1,547	794
Securities lending income, net	8,340	3,964

Total investment income	899,351	449,863

Expenses:
Unitary management fees	41,363	16,275

Less: Waivers	(39)	(21)

Net expenses	41,324	16,254

Net investment income	858,027	433,609

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,018,452)	(720,067)
Affiliated investment securities	1,631	820
In-kind redemptions	(524,811)	(729,832)

Net realized gain (loss)	(1,541,632)	(1,449,079)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(329,765)	911,298
Affiliated investment securities	(878)	(491)

Change in net unrealized appreciation (depreciation)	(330,643)	910,807

Net realized and unrealized gain (loss)	(1,872,275)	(538,272)

Net increase (decrease) in net assets resulting from operations	$(1,014,248)	$(104,663)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)		Invesco Investment Grade Value ETF (IIGV)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$858,027	$1,086,424	$433,609	$959,336
Net realized gain (loss)	(1,541,632)	(4,015,993)	(1,449,079)	(3,466,811)
Change in net unrealized appreciation (depreciation)	(330,643)	(4,735,024)	910,807	(3,959,892)

Net increase (decrease) in net assets resulting from operations	(1,014,248)	(7,664,593)	(104,663)	(6,467,367)

Distributions to Shareholders from:
Distributable earnings	(821,288)	(1,784,051)	(438,209)	(1,311,852)

Shareholder Transactions:
Proceeds from shares sold	63,677,971	22,100,889	1,127,039	6,318,788
Value of shares repurchased	(28,677,212)	(53,265,895)	(11,556,996)	(23,780,479)

Net increase (decrease) in net assets resulting from share transactions	35,000,759	(31,165,006)	(10,429,957)	(17,461,691)

Net increase (decrease) in net assets	33,165,223	(40,613,650)	(10,972,829)	(25,240,910)

Net assets:
Beginning of period	57,041,129	97,654,779	30,240,658	55,481,568

End of period	$90,206,352	$57,041,129	$19,267,829	$30,240,658

Changes in Shares Outstanding:
Shares sold.	2,650,000	850,000	50,000	250,000
Shares repurchased	(1,200,000)	(2,150,000)	(500,000)	(950,000)
Shares outstanding, beginning of period	2,350,001	3,650,001	1,300,001	2,000,001

Shares outstanding, end of period.	3,800,001	2,350,001	850,001	1,300,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights

Invesco Investment Grade Defensive ETF (IIGD)

								For the Period
	Six Months Ended							July 23, 2018(a)
	February 28,							Through
	2023		Years Ended August 31,					August 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$24.27		$26.75	$27.43	$26.30	$25.16		$25.00

Net investment income(b)	0.32		0.31	0.33	0.53	0.66		0.08
Net realized and unrealized gain (loss) on investments	(0.55)		(2.30)	(0.27)	1.14	1.03		0.13

Total from investment operations	(0.23)		(1.99)	0.06	1.67	1.69		0.21

Distributions to shareholders from:
Net investment income	(0.30)		(0.32)	(0.33)	(0.53)	(0.78)		(0.05)
Net realized gains	-		(0.17)	(0.41)	(0.02)	(0.01)		-

Total distributions	(0.30)		(0.49)	(0.74)	(0.55)	(0.79)		(0.05)

Transaction fees(b)	-		-	-	0.01	0.24		-

Net asset value at end of period	$23.74		$24.27	$26.75	$27.43	$26.30		$25.16

Market price at end of period(c)	$23.74		$24.20	$26.76	$27.41	$26.37		$25.17

Net Asset Value Total Return(d)	(0.96)%		(7.55)%	0.21%	6.50%	7.81%		0.83	%(e)
Market Price Total Return(d)	(0.68)%		(7.82)%	0.32%	6.13%	8.05%		0.87	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$90,206		$57,041	$97,655	$83,647	$65,744		$6,291
Ratio to average net assets of:
Expenses, after Waivers	0.13	%(f)	0.13%	0.13%	0.13%	0.15	%(g)	0.12	%(f)
Expenses, prior to Waivers	0.13	%(f)	0.13%	0.13%	0.13%	0.15	%(g)	0.13	%(f)
Net investment income	2.70	%(f)	1.21%	1.21%	1.98%	2.57	%(g)	3.16	%(f)
Portfolio turnover rate(h)	24%		51%	53%	74%	71%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.67%. The market price total return from Fund Inception to August 31, 2018 was 0.83%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights–(continued)

Invesco Investment Grade Value ETF (IIGV)

								For the Period
	Six Months Ended							July 23, 2018(a)
	February 28,							Through
	2023		Years Ended August 31,					August 31,
	(Unaudited)		2022	2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$23.26		$27.74	$28.28	$27.25	$25.23		$25.00

Net investment income(b)	0.39		0.57	0.55	0.73	0.86		0.10
Net realized and unrealized gain (loss) on investments	(0.58)		(4.28)	(0.07)	1.19	1.95		0.19

Total from investment operations	(0.19)		(3.71)	0.48	1.92	2.81		0.29

Distributions to shareholders from:
Net investment income	(0.40)		(0.58)	(0.54)	(0.73)	(0.95)		(0.06)
Net realized gains	-		(0.19)	(0.48)	(0.16)	(0.02)		-

Total distributions	(0.40)		(0.77)	(1.02)	(0.89)	(0.97)		(0.06)

Transaction fees(b)	-		-	-	0.00 (c)	0.18		-

Net asset value at end of period	$22.67		$23.26	$27.74	$28.28	$27.25		$25.23

Market price at end of period(d)	$22.67		$23.14	$27.76	$28.32	$27.32		$25.23

Net Asset Value Total Return(e)	(0.83)%		(13.55)%	1.74%	7.25%	12.23%		1.14	%(f)
Market Price Total Return(e)	(0.27)%		(14.10)%	1.68%	7.13%	12.51%		1.14	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,268		$30,241	$55,482	$41,009	$42,232		$6,307
Ratio to average net assets of:
Expenses, after Waivers	0.13	%(g)	0.13%	0.13%	0.13%	0.15	%(h)	0.13	%(g)
Expenses, prior to Waivers	0.13	%(g)	0.13%	0.13%	0.13%	0.16	%(h)	0.13	%(g)
Net investment income	3.46	%(g)	2.20%	1.96%	2.69%	3.31	%(h)	3.76	%(g)
Portfolio turnover rate(i)	34%		87%	63%	178%	112%		16%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005. (d) The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (July 25, 2018, the first day of trading on the Exchange) to August 31, 2018 was 0.78%. The market price total return from Fund Inception to August 31, 2018 was 0.78%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Investment Grade Defensive ETF (IIGD)	“Investment Grade Defensive ETF”

Invesco Investment Grade Value ETF (IIGV)	“Investment Grade Value ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

Investment Grade Value ETF liquidated and terminated on April 6, 2023. In connection with the liquidation of the Fund, the Fund made a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any of its liabilities.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Investment Grade Defensive ETF	Invesco Investment Grade Defensive Index

Investment Grade Value ETF	Invesco Investment Grade Value Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller,

17

odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

18

capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, there were no affiliated securities lending transactions with Invesco.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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K.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its

21

corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

Investment Grade Defensive ETF	0.13%

Investment Grade Value ETF	0.13%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

Investment Grade Defensive ETF	$39

Investment Grade Value ETF	21

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investment Grade Defensive ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$89,387,050	$-	$89,387,050

Money Market Funds	131,553	14,034,742	-	14,166,295

Total Investments	$131,553	$103,421,792	$-	$103,553,345

Investment Grade Value ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$19,055,718	$-	$19,055,718

Money Market Funds	12,800	3,107,738	-	3,120,538

Total Investments	$12,800	$22,163,456	$-	$22,176,256

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Investment Grade Defensive ETF	$ 751,344	$395,288	$1,146,632

Investment Grade Value ETF	1,036,888	460,124	1,497,012

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Investment Grade Defensive ETF	$15,466,375	$15,321,217

Investment Grade Value ETF	8,561,766	8,490,210

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Investment Grade Defensive ETF	$63,132,840	$28,484,800

Investment Grade Value ETF	1,080,097	11,496,598

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Investment Grade Defensive ETF	$-	$(4,469,488)	$(4,469,488)	$108,022,833

Investment Grade Value ETF	13,196	(2,836,558)	(2,823,362)	24,999,618

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Investment Grade Defensive ETF (IIGD)

Actual	$1,000.00	$ 990.40	0.13%	$0.64

Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

Invesco Investment Grade Value ETF (IIGV)

Actual	1,000.00	991.70	0.13	0.64

Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.13	0.65

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

25

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 28, 2023

IMFL	Invesco International Developed Dynamic Multifactor ETF

OMFL	Invesco Russell 1000® Dynamic Multifactor ETF

OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)

February 28, 2023

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Australia-6.83%
Adbri Ltd.(a)	66,335	$76,493
AGL Energy Ltd.	96,769	450,268
AMP Ltd.	380,188	265,353
Ampol Ltd.	20,747	461,135
Ansell Ltd.	16,260	297,479
Aurizon Holdings Ltd.	111,283	248,395
Beach Energy Ltd.	253,732	242,112
Bendigo & Adelaide Bank Ltd.	37,683	248,525
BlueScope Steel Ltd.	68,027	874,359
Boral Ltd.(a)(b)	48,586	119,261
Challenger Ltd.(a)	96,706	488,451
Charter Hall Group	27,062	242,898
CSR Ltd.	70,443	241,791
Deterra Royalties Ltd.	23,186	69,891
Downer EDI Ltd.	97,124	206,966
EBOS Group Ltd.(a)	9,458	259,995
Evolution Mining Ltd.	163,382	299,680
GPT Group (The)(a)	93,908	298,270
Harvey Norman Holdings Ltd.(a)	74,928	194,532
Iluka Resources Ltd.	23,447	164,756
JB Hi-Fi Ltd.(a)	15,705	443,114
Magellan Financial Group Ltd.	20,234	116,799
Metcash Ltd.	138,865	381,130
Mirvac Group	146,810	224,733
Nufarm Ltd.	54,555	213,745
Orora Ltd.	117,385	279,430
Perpetual Ltd.	4,325	71,135
Platinum Asset Management Ltd.	55,125	69,886
Region RE Ltd.	102,976	177,077
Seven Group Holdings Ltd.	9,685	159,881
Stockland	128,570	332,933
Tabcorp Holdings Ltd.	317,738	216,409
Vicinity Ltd.	123,720	170,198
Whitehaven Coal Ltd.(a)	114,960	560,493

		9,167,573

Austria-1.13%
ANDRITZ AG	3,126	193,769
OMV AG	5,606	274,132
Raiffeisen Bank International AG(b)	18,585	311,409
Telekom Austria AG(b)	17,485	130,912
voestalpine AG	16,485	612,232

		1,522,454

Belgium-1.49%
Ackermans & van Haaren N.V.	1,336	227,118
Etablissements Franz Colruyt N.V.(a)	7,243	196,562
Proximus SADP	20,291	187,642
Sofina S.A.	943	236,412
Solvay S.A., Class A	3,434	394,221
Umicore S.A.	18,400	616,032
Warehouses De Pauw C.V.A.	4,723	145,053

		2,003,040

Burkina Faso-0.16%
Endeavour Mining PLC	10,354	212,720

Cambodia-0.06%
NagaCorp Ltd.(b)	104,000	82,145

	Shares	Value
Canada-1.75%
Canadian Tire Corp. Ltd., Class A	7,929	$990,594
Fairfax Financial Holdings Ltd.	1,711	1,198,900
IGM Financial, Inc.	5,081	154,955

		2,344,449

China-1.20%
AAC Technologies Holdings, Inc.(b)	99,000	220,967
BOC Aviation Ltd.(c)	15,000	108,351
Kerry Logistics Network Ltd.	39,500	65,217
Lenovo Group Ltd.	636,000	570,411
MMG Ltd.(b)	360,000	101,357
Nexteer Automotive Group Ltd.	118,000	74,863
SITC International Holdings Co. Ltd.	81,000	169,234
Xinyi Glass Holdings Ltd.	160,000	298,821

		1,609,221

Denmark-1.10%
Danske Bank A/S	29,587	689,084
GN Store Nord A/S(a)	8,274	179,675
H Lundbeck A/S	16,338	69,282
H Lundbeck A/S, Class A(b)	8,636	33,102
Pandora A/S	4,331	411,871
Rockwool A/S, Class B(a)	442	100,927

		1,483,941

Finland-1.29%
Fortum OYJ(a)	37,650	577,357
Huhtamaki OYJ	3,915	138,631
Kesko OYJ, Class B	15,316	334,111
Kojamo OYJ(a)	16,776	223,098
Valmet OYJ	7,175	237,936
Wartsila OYJ Abp(a)	22,695	220,367

		1,731,500

France-6.51%
ALD S.A.(c)	12,668	168,736
Arkema S.A.	7,727	787,982
Bouygues S.A.	12,790	434,584
Carrefour S.A.(a)	30,167	598,572
Cie de L’Odet SE(a)	56	85,519
Covivio	2,852	183,590
Eiffage S.A.	6,429	709,068
Eurazeo SE	7,014	474,567
Faurecia SE(b)	22,697	498,493
ICADE(a)	2,876	144,570
JCDecaux SE(b)	8,030	184,282
Renault S.A.(b)	19,054	858,182
Rexel S.A.	34,680	866,126
SCOR SE.	21,564	531,696
SEB S.A.(a)	4,208	488,207
Valeo	34,939	731,237
Vivendi SE	53,107	549,007
Wendel SE	3,857	439,713

		8,734,131

Germany-6.27%
1&1 AG	5,998	72,132
Aroundtown S.A.(a)	154,650	402,144
Commerzbank AG(b)	52,268	638,833
Continental AG	4,317	311,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Germany-(continued)
Covestro AG(c)	25,582	$1,129,953
DWS Group GmbH & Co. KGaA(c)	1,834	59,905
Evonik Industries AG	8,817	189,159
Fresenius Medical Care AG& Co. KGaA	14,458	566,084
Fresenius SE & Co. KGaA	23,955	661,274
Fuchs Petrolub SE	1,297	42,640
HeidelbergCement AG	12,055	832,516
HelloFresh SE(b)	9,557	215,576
HOCHTIEF AG	3,085	210,956
KION Group AG	7,545	297,575
Lanxess AG	12,420	580,859
LEG Immobilien SE	6,199	452,163
METRO AG(a)(b)	18,998	172,159
Sixt SE, Preference Shares	625	50,838
Talanx AG	4,027	192,862
Telefonica Deutschland Holding AG	26,631	81,083
thyssenkrupp AG	65,445	493,049
Traton SE	5,711	93,694
United Internet AG	13,070	287,195
Wacker Chemie AG	628	98,834
Zalando SE(b)(c)	7,291	290,727

		8,423,526

Hong Kong-1.92%
ASMPT Ltd.	37,000	315,345
Bank of East Asia Ltd. (The)	126,800	178,985
Cafe de Coral Holdings Ltd.	32,000	49,165
Dah Sing Banking Group Ltd.	52,800	42,848
Dah Sing Financial Holdings Ltd.	20,400	55,097
DFI Retail Group Holdings Ltd.	43,570	140,295
Guotai Junan International Holdings Ltd.	359,000	31,558
Haitong International Securities Group Ltd.(a)(b)	404,000	40,660
Hang Lung Group Ltd.	95,000	172,584
Huabao International Holdings Ltd.(a)	75,000	37,550
Hutchison Port Holdings Trust, Class U	733,146	134,899
Hutchison Telecommunications Hong Kong Holdings Ltd.	176,000	30,045
Hysan Development Co. Ltd.	22,000	69,648
Johnson Electric Holdings Ltd.	51,000	58,475
Kerry Properties Ltd.	86,500	216,429
Man Wah Holdings Ltd.	120,400	123,015
PCCW Ltd.	378,144	187,880
United Energy Group Ltd.	480,000	44,028
VTech Holdings Ltd.	21,200	116,405
WH Group Ltd.(c)	648,500	376,732
Yue Yuen Industrial Holdings Ltd.	102,000	150,736

		2,572,379

Indonesia-0.08%
First Pacific Co. Ltd.	334,000	111,908

Ireland-1.25%
AIB Group PLC	114,134	489,724
Bank of Ireland Group PLC	94,807	1,048,662
Glanbia PLC	10,882	135,138

		1,673,524

Israel-1.44%
Airport City Ltd.(b)	5,763	76,167
Alony Hetz Properties & Investments Ltd.	10,024	87,288
Ashtrom Group Ltd.	5,521	84,636

	Shares	Value
Israel-(continued)
Bezeq The Israeli Telecommunication Corp. Ltd.	121,054	$167,613
Big Shopping Centers Ltd.(b)	496	43,028
Delek Group Ltd.(b)	1,113	104,719
Elco Ltd.	1,383	51,034
Fox Wizel Ltd.	497	39,523
Gav-Yam Lands Corp. Ltd.	2,532	18,098
Harel Insurance Investments & Financial Services Ltd.	16,064	135,223
Israel Corp. Ltd.	524	178,874
Israel Discount Bank Ltd., Class A	51,011	242,138
Melisron Ltd.	703	42,068
Mivne Real Estate KD Ltd.	25,376	65,611
Paz Oil Co. Ltd.(b)	1,424	150,859
Phoenix Holdings Ltd. (The)	17,186	164,145
Sapiens International Corp. N.V.	1,541	32,107
Shufersal Ltd.	38,202	197,232
Strauss Group Ltd.(a)	2,525	57,509

		1,937,872

Italy-3.30%
A2A S.p.A.(a)	219,200	324,400
Banca Mediolanum S.p.A.	28,850	280,744
Buzzi Unicem S.p.A.	12,486	288,001
De’ Longhi S.p.A.(a)	10,025	250,904
Hera S.p.A.(a)	112,980	302,294
Italgas S.p.A.	33,283	190,072
Leonardo S.p.A.	57,502	647,312
Mediobanca Banca di Credito Finanziario S.p.A.	61,337	656,984
Pirelli & C. S.p.A.(c)	56,035	286,548
Poste Italiane S.p.A.(c)	27,704	299,677
Telecom Italia S.p.A.(a)(b)	1,503,697	493,072
Telecom Italia S.p.A., RSP(a)(b)	875,318	282,196
UnipolSai Assicurazioni S.p.A.(a)	49,288	125,762

		4,427,966

Japan-30.59%
Aeon Mall Co. Ltd.	4,130	53,908
AGC, Inc.	9,776	361,715
Aica Kogyo Co. Ltd.	2,242	50,941
Ain Holdings, Inc.	826	34,322
Air Water, Inc.	23,092	277,514
Aisin Corp.	9,186	251,542
Alfresa Holdings Corp.	23,900	288,804
Alps Alpine Co. Ltd.	28,974	275,244
Amada Co. Ltd.	14,832	134,911
Amano Corp.	2,124	39,248
Anritsu Corp.	2,714	24,786
ASKUL Corp.	4,366	55,194
Benesse Holdings, Inc.	4,130	61,094
Bic Camera, Inc.(a)	20,614	176,607
BIPROGY, Inc.	2,950	65,404
Brother Industries Ltd.	7,888	115,991
Canon Marketing Japan, Inc.	2,242	49,542
Chiba Bank Ltd. (The)	19,906	145,698
Chugin Financial Group, Inc.	23,546	165,080
Chugoku Electric Power Co., Inc. (The)	6,944	34,206
Coca-Cola Bottlers Japan Holdings, Inc.	14,714	154,901
COMSYS Holdings Corp.(a)	6,944	126,324
Concordia Financial Group Ltd.	38,160	163,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Cosmo Energy Holdings Co. Ltd.	10,484	$315,178
CyberAgent, Inc.	13,316	113,985
Dai Nippon Printing Co. Ltd.	13,224	354,349
Daicel Corp.	36,390	252,458
Daido Steel Co. Ltd.	5,056	198,209
Daio Paper Corp.	11,782	93,502
Daito Trust Construction Co. Ltd.	1,566	147,500
DeNA Co. Ltd.	6,354	81,585
Denka Co. Ltd.	7,534	159,015
DIC Corp.	11,782	210,184
DMG Mori Co. Ltd.	12,372	198,820
Dowa Holdings Co. Ltd.(a)	6,472	210,721
Ebara Corp.	5,292	224,944
Electric Power Development Co. Ltd.	23,734	378,796
ENEOS Holdings, Inc.	88,096	304,163
EXEO Group, Inc.	14,360	251,852
Ezaki Glico Co. Ltd.	3,540	88,880
Food & Life Cos. Ltd.	4,130	104,603
FP Corp.	1,180	29,930
Fuji Media Holdings, Inc.	6,472	54,308
Fuji Oil Holdings, Inc.	2,950	42,339
Fukuoka Financial Group, Inc.(a)	8,950	199,743
Furukawa Electric Co. Ltd.	8,832	154,381
Fuyo General Lease Co. Ltd.	2,714	186,891
GS Yuasa Corp.	5,410	97,544
GungHo Online Entertainment, Inc.(b)	4,248	76,437
H.U. Group Holdings, Inc.	7,534	148,230
Hachijuni Bank Ltd. (The)	23,092	104,428
Hakuhodo DY Holdings, Inc.	15,540	173,180
Haseko Corp.	29,238	335,492
Hino Motors Ltd.(b)	23,092	93,917
Hirogin Holdings, Inc.	16,602	83,976
Hitachi Construction Machinery Co. Ltd.	5,882	131,488
Horiba Ltd.	2,124	113,205
House Foods Group, Inc.	1,652	32,757
Hulic Co. Ltd.	18,962	150,900
Ibiden Co. Ltd.	3,540	121,495
Idemitsu Kosan Co. Ltd.	14,524	323,609
IHI Corp.	13,080	339,447
Iida Group Holdings Co. Ltd.(a)	10,130	168,294
INFRONEER Holdings, Inc.	33,204	251,806
Itoham Yonekyu Holdings, Inc.	19,080	100,012
Iwatani Corp.	3,894	160,946
Iyogin Holdings, Inc.	11,192	66,635
Izumi Co. Ltd.	5,646	123,353
J. Front Retailing Co. Ltd.	10,248	95,096
Japan Aviation Electronics Industry Ltd.	2,832	46,987
Japan Post Insurance Co. Ltd.	9,068	157,241
Japan Steel Works Ltd. (The)	2,950	55,420
JFE Holdings, Inc.(a)	49,706	615,236
JTEKT Corp.	32,750	244,516
Kajima Corp.	33,558	400,829
Kaken Pharmaceutical Co. Ltd.	1,888	50,244
Kamigumi Co. Ltd.	4,288	84,806
Kandenko Co. Ltd.	15,068	98,894
Kaneka Corp.	8,950	224,711
Kansai Electric Power Co., Inc. (The)	33,040	310,959
Kawasaki Heavy Industries Ltd.(a)	20,968	457,797
Kawasaki Kisen Kaisha Ltd.	23,546	564,385
Keikyu Corp.	6,590	61,393

	Shares	Value
Japan-(continued)
Kewpie Corp.	5,528	$89,323
Kinden Corp.	11,782	132,252
Kobe Steel Ltd.(a)	47,700	322,868
Kokuyo Co. Ltd.	6,236	85,793
Konica Minolta, Inc.	41,818	182,358
K’s Holdings Corp.	22,148	190,888
Kuraray Co. Ltd.	43,570	390,551
Kusuri no Aoki Holdings Co. Ltd.	1,180	60,553
Kyudenko Corp.	4,366	110,260
Kyushu Electric Power Co., Inc.	66,426	353,063
Kyushu Financial Group, Inc.	53,346	203,256
Lawson, Inc.(a)	4,484	176,443
Lintec Corp.	6,472	106,002
Lixil Corp.	15,304	243,916
Maruichi Steel Tube Ltd.	3,699	80,272
Matsui Securities Co. Ltd.	5,056	30,103
Mazda Motor Corp.	54,290	489,034
Mebuki Financial Group, Inc.	41,582	111,728
Medipal Holdings Corp.	20,850	273,224
MEIJI Holdings Co. Ltd.	3,422	156,762
Mitsubishi Chemical Group Corp.	93,158	542,336
Mitsubishi Gas Chemical Co., Inc.	16,248	230,095
Mitsubishi HC Capital, Inc.	41,936	218,893
Mitsubishi Logistics Corp.	2,832	65,698
Mitsubishi Materials Corp.	17,900	278,589
Mitsubishi Motors Corp.(a)(b)	33,558	132,296
Mitsui Chemicals, Inc.	20,496	494,287
Mitsui Mining & Smelting Co. Ltd.	7,888	194,283
Mitsui OSK Lines Ltd.(a)	15,540	406,140
Morinaga & Co. Ltd.	4,130	119,156
Morinaga Milk Industry Co. Ltd.	5,292	179,489
Nabtesco Corp.	8,124	209,936
Nagase & Co. Ltd.	12,254	181,991
Nagoya Railroad Co. Ltd.	4,602	69,833
NEC Corp.	6,472	231,626
NEC Networks & System Integration Corp.	2,596	31,827
NGK Insulators Ltd.	11,900	157,950
NGK Spark Plug Co. Ltd.	7,180	144,375
NH Foods Ltd.(a)	12,372	341,510
NHK Spring Co. Ltd.	22,502	149,832
Nichirei Corp.	8,360	164,972
Nifco, Inc.	3,186	83,968
Nihon Kohden Corp.	5,646	141,342
Nippon Electric Glass Co. Ltd.	11,192	208,204
Nippon Express Holdings, Inc.	5,982	333,761
Nippon Kayaku Co. Ltd.	9,894	86,872
Nippon Shokubai Co. Ltd.	4,130	171,306
Nippon Television Holdings, Inc.	3,540	29,133
Nippon Yusen K.K.(a)	12,962	336,099
Nipro Corp.	16,838	128,063
Nishi-Nippon Railroad Co. Ltd.	6,472	112,749
Nisshin Seifun Group, Inc.	8,242	95,238
NOK Corp.	16,366	160,398
Nomura Real Estate Holdings, Inc.	2,950	65,729
NS Solutions Corp.	1,062	27,678
NSK Ltd.	24,844	137,521
Obayashi Corp.	40,402	298,681
Oji Holdings Corp.	123,194	500,138
OKUMA Corp.	1,652	66,461
Open House Group Co. Ltd.	2,124	76,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Japan-(continued)
Orient Corp.	8,242	$70,673
Osaka Gas Co. Ltd.	16,533	268,601
OSG Corp.	3,894	55,431
Paltac Corp.	4,484	162,947
Penta-Ocean Construction Co. Ltd.	13,316	63,444
Persol Holdings Co. Ltd.	5,056	101,220
Rakuten Group, Inc.	27,322	134,790
Rengo Co. Ltd.	30,154	195,692
Resonac Holdings Corp.	25,552	419,629
Ricoh Co. Ltd.	35,918	278,980
Ryohin Keikaku Co. Ltd.(a)	22,856	230,045
Sankyo Co. Ltd.	1,196	48,730
Sankyu, Inc.	6,944	255,401
Santen Pharmaceutical Co. Ltd.	19,198	146,577
Sanwa Holdings Corp.	11,310	119,232
Sapporo Holdings Ltd.(a)	5,174	121,549
SCREEN Holdings Co. Ltd.	2,950	235,411
Sega Sammy Holdings, Inc.	4,210	71,952
Seibu Holdings, Inc.	5,646	56,827
Seiko Epson Corp.	15,658	215,762
Seino Holdings Co. Ltd.	19,906	205,322
Sekisui Chemical Co. Ltd.	7,032	94,214
Seven Bank Ltd.	17,074	34,345
Sharp Corp.	25,434	175,516
Shikoku Electric Power Co., Inc.	22,266	119,491
Shimamura Co. Ltd.	762	71,157
Shimizu Corp.	47,818	258,020
Shinko Electric Industries Co. Ltd.	2,478	67,946
Ship Healthcare Holdings, Inc.	8,478	152,986
Shizuoka Financial Group, Inc.	11,900	95,050
Skylark Holdings Co. Ltd.(b)	5,646	66,070
Sohgo Security Services Co. Ltd.	4,130	108,393
Sojitz Corp.(a)	33,144	636,042
Stanley Electric Co. Ltd.	3,658	76,267
Sugi Holdings Co. Ltd.	1,298	54,316
Sumitomo Bakelite Co. Ltd.	2,832	98,860
Sumitomo Chemical Co. Ltd.	123,902	433,882
Sumitomo Electric Industries Ltd.	17,546	215,823
Sumitomo Forestry Co. Ltd.	19,670	377,328
Sumitomo Heavy Industries Ltd.	16,130	379,522
Sumitomo Metal Mining Co. Ltd.	9,068	336,850
Sumitomo Pharma Co. Ltd.(a)	20,732	129,827
Sumitomo Rubber Industries Ltd.	25,906	233,166
Sundrug Co. Ltd.	3,186	86,190
Suzuken Co. Ltd.	10,602	267,745
Taiheiyo Cement Corp.	16,484	302,899
Taisei Corp.	6,682	217,803
Taiyo Yuden Co. Ltd.	4,820	145,964
Takara Holdings, Inc.(a)	14,024	110,676
Takashimaya Co. Ltd.(a)	12,962	180,420
Teijin Ltd.	26,496	275,240
THK Co. Ltd.	3,186	71,338
Toda Corp.	33,558	174,916
Toho Gas Co. Ltd.	4,702	88,265
Tohoku Electric Power Co., Inc.	51,812	246,860
Tokai Carbon Co. Ltd.	17,310	168,887
Tokyo Century Corp.	6,000	200,639
Tokyo Electric Power Co. Holdings, Inc.(b)	140,858	467,407
Tokyo Gas Co. Ltd.	10,763	207,651
Tokyo Ohka Kogyo Co. Ltd.	826	43,600

	Shares	Value
Japan-(continued)
Tokyo Tatemono Co. Ltd.	7,416	$90,812
Tokyu Fudosan Holdings Corp.	30,508	147,372
Toppan, Inc.	20,834	376,714
Toshiba TEC Corp.	1,062	29,627
Tosoh Corp.	30,626	416,396
Toyo Seikan Group Holdings Ltd.	20,378	264,945
Toyo Tire Corp.	14,124	167,147
Toyoda Gosei Co. Ltd.	7,652	124,598
Toyota Boshoku Corp.	8,832	137,328
Toyota Tsusho Corp.	5,882	240,090
TS Tech Co. Ltd.	6,944	88,039
Tsumura & Co.	3,658	69,580
Tsuruha Holdings, Inc.	3,068	215,998
UBE Corp.	13,906	208,465
Ulvac, Inc.	2,596	99,483
Ushio, Inc.	4,602	52,569
Welcia Holdings Co. Ltd.	2,242	49,032
Yamada Holdings Co. Ltd.(a)	106,238	373,586
Yamaha Motor Co. Ltd.	14,596	373,432
Yamato Holdings Co. Ltd.	12,726	214,973
Yamato Kogyo Co. Ltd.	1,234	49,373
Yamazaki Baking Co. Ltd.	16,366	189,954
Yaoko Co. Ltd.	2,124	106,968
Yokohama Rubber Co. Ltd. (The)	18,962	359,709
Zenkoku Hosho Co. Ltd.	1,062	40,464
Zeon Corp.	12,844	121,448

		41,060,260

Jordan-0.36%
Hikma Pharmaceuticals PLC	23,141	485,231

Luxembourg-0.15%
RTL Group S.A.(a)	4,188	202,971

Mexico-0.05%
Fresnillo PLC(a)	6,951	64,242

Netherlands-1.18%
Aalberts N.V.	5,049	246,520
ASR Nederland N.V.	10,898	497,659
CTP N.V.(c)	2,380	32,913
Koninklijke Vopak N.V.(a)	7,051	225,674
OCI N.V.	3,917	130,435
Randstad N.V.(a)	7,257	447,140

		1,580,341

New Zealand-0.45%
Fletcher Building Ltd.	112,912	332,285
Kiwi Property Group Ltd., (Acquired 12/06/2022 - 01/26/2023; Cost $79,750)(d)	133,858	76,712
Ryman Healthcare Ltd.	58,996	192,258
Ryman Healthcare Ltd., Rts., expiring 06/30/2023(b)	20,995	2,601

		603,856

Nigeria-0.08%
Airtel Africa PLC(c)	73,183	106,850

Norway-0.41%
Leroy Seafood Group ASA	11,091	55,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Norway-(continued)
Schibsted ASA, Class A	11,202	$228,879
Schibsted ASA, Class B	13,961	266,359

		550,658

Poland-1.96%
Bank Polska Kasa Opieki S.A.	5,514	111,446
InPost S.A.(b)	7,659	63,663
KGHM Polska Miedz S.A.	19,635	563,769
LPP S.A.(a)	80	169,841
Polski Koncern Naftowy ORLEN S.A.(a)	57,170	858,883
Powszechny Zaklad Ubezpieczen S.A.(a)	80,504	664,411
Santander Bank Polska S.A.(a)	2,907	195,761

		2,627,774

Singapore-1.02%
CapitaLand Ascott Trust	61,016	45,780
ComfortDelGro Corp. Ltd.	294,914	265,086
Frasers Logistics & Commercial Trust(c)	168,534	159,000
Jardine Cycle & Carriage Ltd.	6,118	135,027
Kenon Holdings Ltd.	2,353	65,894
Keppel DC REIT	58,302	85,754
Olam Group Ltd.	50,060	57,269
Sembcorp Industries Ltd.	82,202	221,664
Singapore Post Ltd.	191,036	75,923
StarHub Ltd.	83,618	65,843
Suntec Real Estate Investment Trust	86,450	91,193
UOL Group Ltd.	20,142	102,195

		1,370,628

South Korea-8.40%
Amorepacific Corp., Preference Shares	982	33,840
AMOREPACIFIC Group	3,625	109,579
BGF retail Co. Ltd.	706	96,410
BNK Financial Group, Inc.	20,757	105,099
Cheil Worldwide, Inc.	3,705	55,999
CJ CheilJedang Corp.	1,001	242,827
CJ Corp.	1,863	122,346
CJ ENM Co. Ltd.(b)	1,468	102,840
CJ Logistics Corp.	1,185	73,164
Daewoo Engineering & Construction Co. Ltd.(b)	25,596	83,273
DB Insurance Co. Ltd.	6,390	371,835
DGB Financial Group, Inc.	22,187	132,460
DL E&C Co. Ltd.	4,378	109,181
DL Holdings Co. Ltd.	1,760	78,340
Doosan Bobcat, Inc.	1,900	54,419
E-MART, Inc.	2,848	241,055
Fila Holdings Corp.	7,414	218,512
GS Engineering & Construction Corp.	9,055	152,257
GS Holdings Corp.	7,296	224,132
GS Retail Co. Ltd.	5,619	122,508
Hana Financial Group, Inc.	7,762	266,310
Hankook Tire & Technology Co. Ltd.	5,800	163,053
Hanssem Co. Ltd.	643	21,794
Hanwha Aerospace Co. Ltd.	2,538	172,620
Hanwha Corp.	6,073	123,686
Hanwha Corp., Third Preference Shares	3,334	35,904
Hanwha Life Insurance Co. Ltd.(b)	39,744	89,355
HD Hyundai Co. Ltd.	5,255	235,894
Hite Jinro Co. Ltd.(b)	2,387	43,113
HL Mando Co. Ltd.	3,497	125,398

	Shares	Value
South Korea-(continued)
HMM Co. Ltd.(b)	20,992	$357,733
Hyundai Department Store Co. Ltd.	2,118	86,913
Hyundai Doosan Infracore Co. Ltd.	19,721	127,276
Hyundai Engineering & Construction Co. Ltd.	8,231	226,419
Hyundai Glovis Co. Ltd.	1,859	222,813
Hyundai Marine & Fire Insurance Co. Ltd.	8,607	228,956
Hyundai Steel Co.	10,753	284,417
Hyundai Wia Corp.	2,275	96,106
Industrial Bank of Korea	27,830	218,308
KCC Corp.	265	49,165
Korea Gas Corp.(b)	3,733	79,131
Korea Investment Holdings Co. Ltd.(b)	1,402	65,690
Korean Air Lines Co. Ltd.	5,347	91,928
Kumho Petrochemical Co. Ltd.(b)	2,504	297,660
LG Display Co. Ltd.(b)	31,960	369,294
LG Innotek Co. Ltd.	632	132,299
LG Uplus Corp.	30,301	253,491
LOTTE Chemical Corp.	2,209	297,483
LOTTE Chilsung Beverage Co. Ltd.	368	46,554
LOTTE Corp.	3,800	88,018
LOTTE Fine Chemical Co. Ltd.	2,524	110,821
LOTTE Shopping Co. Ltd.	1,629	107,102
LS Corp.	2,501	127,389
Meritz Financial Group, Inc.	1,508	51,283
Mirae Asset Securities Co. Ltd.	5,503	29,735
NH Investment & Securities Co. Ltd.(b)	19,631	140,937
NHN Corp.(b)	2,504	54,877
NongShim Co. Ltd.	145	40,106
OCI Co. Ltd.	2,616	179,507
Ottogi Corp.(b)	88	29,261
Pan Ocean Co. Ltd.	27,160	129,925
POSCO Holdings, Inc.	1,819	437,137
Posco International Corp.	7,113	121,484
S-1 Corp.	1,156	49,271
Samsung Engineering Co. Ltd.(b)	9,103	180,581
Samsung Fire & Marine Insurance Co. Ltd.	1,747	283,190
Samsung Life Insurance Co. Ltd.	3,242	166,847
Samsung Securities Co. Ltd.	1,590	40,253
SD Biosensor, Inc.	4,813	83,657
Seegene, Inc.	4,099	75,583
Shinsegae, Inc.	991	152,778
SK Chemicals Co. Ltd.	1,808	106,984
SK Networks Co. Ltd.	19,316	60,068
SK Telecom Co. Ltd.	1,779	60,700
SK, Inc.	2,105	284,113
S-Oil Corp.	1,209	73,732
Woori Financial Group, Inc.	51,841	477,960

		11,282,138

Spain-1.86%
ACS Actividades de Construccion y Servicios S.A.	31,516	957,896
Bankinter S.A.	98,425	694,334
Enagas S.A.	8,486	152,630
Fluidra S.A.(a)	8,905	155,161
Inmobiliaria Colonial SOCIMI S.A.	18,054	130,003
Mapfre S.A.	142,017	305,435
Merlin Properties SOCIMI S.A.	10,657	101,603

		2,497,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Sweden-3.74%
Alleima AB(b)	27,556	$149,768
Castellum AB(a)	23,540	302,133
Electrolux AB, Class B(a)	31,518	383,888
Fastighets AB Balder(a)(b)	49,527	247,051
Getinge AB, Class B	15,782	341,258
Husqvarna AB, Class B(a)	46,414	413,554
Industrivarden AB, Class A	9,309	257,259
Industrivarden AB, Class C	6,482	178,761
Kinnevik AB, Class B(a)(b)	34,508	516,697
Saab AB, Class B	4,768	276,334
Sagax AB, Class D	12,318	32,364
Securitas AB, Class B(a)	53,331	462,196
Skanska AB, Class B	39,393	719,973
SKF AB, Class B	19,189	366,811
Sweco AB, Class B(a)	7,882	92,964
Trelleborg AB, Class B	10,607	275,026

		5,016,037

Switzerland-1.83%
Adecco Group AG(a)	22,935	818,784
Baloise Holding AG	4,833	807,004
DKSH Holding AG	3,232	263,974
Georg Fischer AG	3,057	208,747
Helvetia Holding AG	2,773	357,109

		2,455,618

United Kingdom-11.13%
abrdn PLC(a)	310,639	844,665
Admiral Group PLC	9,621	256,365
B&M European Value Retail S.A.	87,289	519,717
Barratt Developments PLC	136,528	775,364
Bellway PLC	17,767	476,868
British Land Co. PLC (The)	78,849	426,413
Centrica PLC	853,858	1,086,960
DCC PLC	13,069	731,292
Direct Line Insurance Group PLC	170,980	373,319
Dr. Martens PLC	25,205	48,793
DS Smith PLC	184,826	754,741
Howden Joinery Group PLC	40,584	352,185
IMI PLC	12,230	230,533
Intermediate Capital Group PLC	11,630	197,400
International Distributions Services PLC	125,955	358,650
ITV PLC(a)	509,247	545,004

Investment Abbreviations:

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Rts.-Rights

	Shares	Value
United Kingdom-(continued)
J Sainsbury PLC	248,797	$807,835
JD Sports Fashion PLC	159,310	349,285
Johnson Matthey PLC	25,977	686,218
Kingfisher PLC	286,315	995,514
Land Securities Group PLC	35,501	295,612
M&G PLC	345,263	895,758
Pepco Group N.V.(b)(c)	3,959	39,313
Persimmon PLC	30,546	537,142
Schroders PLC	21,273	128,101
St James’s Place PLC	47,251	733,075
Taylor Wimpey PLC	369,647	551,336
Wise PLC, Class A(b)	46,842	332,203
WPP PLC	49,050	608,076

		14,937,737

United States-0.72%
JS Global Lifestyle Co. Ltd.(a)(c)	90,500	85,894
Signify N.V.(c)	17,968	625,578
Sims Ltd.	23,218	250,043

		961,515

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $127,260,152)		133,841,267

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.52%
Invesco Private Government Fund, 4.58%(e)(f)(g)	4,712,703	4,712,703
Invesco Private Prime Fund, 4.83%(e)(f)(g)	12,097,210	12,099,629

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,813,259)		16,812,332

TOTAL INVESTMENTS IN SECURITIES-112.23% (Cost $144,073,411)		150,653,599
OTHER ASSETS LESS LIABILITIES-(12.23)%		(16,416,836)

NET ASSETS-100.00%		$134,236,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at February 28, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $3,770,177, which represented 2.81% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$144,588	$3,995,867	$(4,140,455)	$-	$-	$-	$1,848

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	900,342	12,508,105	(8,695,744)	-	-	4,712,703	34,234	*

Invesco Private Prime Fund	2,315,165	25,734,527	(15,949,675)	(1,091)	703	12,099,629	93,964	*

Total	$3,360,095	$42,238,499	$(28,785,874)	$(1,091)	$703	$16,812,332	$130,046

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Industrials	21.77

Financials	17.09

Materials	16.76

Consumer Discretionary	14.35

Consumer Staples	5.67

Real Estate	4.90

Utilities	4.41

Communication Services	4.27

Health Care	3.76

Information Technology	3.50

Energy	3.23

Money Market Funds Plus Other Assets Less Liabilities	0.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-3.95%
Altice USA, Inc., Class A(b)(c)	278,951	$1,104,646
Cable One, Inc.(c)	3,091	2,134,676
DISH Network Corp., Class A(b)(c)	334,052	3,811,533
Fox Corp., Class A	174,366	6,106,297
Fox Corp., Class B	86,032	2,774,532
Frontier Communications Parent, Inc.(b)(c)	324,214	8,870,495
IAC, Inc.(b)	99,436	5,164,706
Interpublic Group of Cos., Inc. (The)	410,245	14,580,107
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	49,097	1,590,252
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	107,181	3,453,372
Lumen Technologies, Inc.(c)	1,355,401	4,608,363
New York Times Co. (The), Class A(c)	69,749	2,685,337
News Corp., Class A	354,889	6,086,346
News Corp., Class B(c)	115,185	1,988,093
Nexstar Media Group, Inc., Class A	51,706	9,612,146
Omnicom Group, Inc.	165,318	14,972,851
Paramount Global, Class B(c)	373,935	8,009,688
Playtika Holding Corp.(b)(c)	82,880	795,648
World Wrestling Entertainment, Inc., Class A	16,495	1,385,580

		99,734,668

Consumer Discretionary-17.59%
ADT, Inc.	278,685	2,101,285
Advance Auto Parts, Inc.	50,564	7,329,757
Aramark(c)	199,226	7,331,517
AutoNation, Inc.(b)(c)	53,003	7,235,440
Bath & Body Works, Inc.	316,885	12,951,090
Best Buy Co., Inc.	179,418	14,911,430
BorgWarner, Inc.	316,603	15,918,799
Boyd Gaming Corp.(c)	106,699	6,949,306
Brunswick Corp.	101,927	8,910,458
Burlington Stores, Inc.(b)(c)	39,940	8,557,145
Capri Holdings Ltd.(b)	190,843	9,460,088
Carter’s, Inc.	52,653	3,969,510
Carvana Co.(b)(c)	43,650	411,183
Columbia Sportswear Co.	44,796	3,906,211
Deckers Outdoor Corp.(b)(c)	11,550	4,808,842
Dick’s Sporting Goods, Inc.	74,132	9,535,599
DraftKings, Inc., Class A(b)(c)	286,089	5,395,639
eBay, Inc.	207,970	9,545,823
Five Below, Inc.(b)(c)	20,865	4,262,720
Gap, Inc. (The)(c)	263,630	3,429,826
Gentex Corp.(c)	83,453	2,382,583
Grand Canyon Education, Inc.(b)	42,494	4,814,145
H&R Block, Inc.	107,305	3,948,824
Hanesbrands, Inc.(c)	464,709	2,639,547
Harley-Davidson, Inc.	177,941	8,461,095
Kohl’s Corp.(c)	170,551	4,782,250
Lear Corp.	79,195	11,059,582
Leggett & Platt, Inc.(c)	177,264	6,113,835
Lennar Corp., Class A	140,996	13,639,953
Lennar Corp., Class B	9,142	746,536
Leslie’s, Inc.(b)(c)	84,237	1,062,229
Lithia Motors, Inc., Class A(c)	37,791	9,643,507

	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.	182,723	$10,468,201
Macy’s, Inc.	376,971	7,712,827
Mattel, Inc.(b)	318,702	5,733,449
MGM Resorts International	196,625	8,456,841
Mohawk Industries, Inc.(b)	70,192	7,219,247
Newell Brands, Inc.	503,354	7,394,270
Nordstrom, Inc.(c)	149,073	2,903,942
NVR, Inc.(b)	1,637	8,469,216
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	43,588	2,508,054
Penn Entertainment, Inc.(b)(c)	219,799	6,710,463
Penske Automotive Group, Inc.(c)	36,711	5,291,891
Petco Health & Wellness Co., Inc.(b)(c)	107,430	1,106,529
Polaris, Inc.	74,944	8,524,880
PulteGroup, Inc.	314,883	17,214,654
PVH Corp.	89,417	7,174,820
Ralph Lauren Corp.(c)	60,840	7,190,680
RH(b)(c)	23,105	6,909,088
Service Corp. International(c)	82,127	5,546,036
Six Flags Entertainment Corp.(b)	102,918	2,717,035
Skechers U.S.A., Inc., Class A(b)(c)	178,515	7,945,703
Tapestry, Inc.	338,101	14,710,775
Tempur Sealy International, Inc.	226,638	9,686,508
Thor Industries, Inc.(c)	70,595	6,423,439
Toll Brothers, Inc.	146,602	8,787,324
TopBuild Corp.(b)(c)	25,175	5,226,078
Travel + Leisure Co.	111,590	4,681,200
Under Armour, Inc., Class A(b)(c)	251,253	2,494,942
Under Armour, Inc., Class C(b)(c)	290,751	2,558,609
Victoria’s Secret & Co.(b)(c)	110,206	4,368,566
Wayfair, Inc., Class A(b)(c)	102,810	4,162,777
Wendy’s Co. (The)	173,688	3,814,188
Whirlpool Corp.	73,229	10,104,137
Williams-Sonoma, Inc.(c)	92,244	11,523,120
YETI Holdings, Inc.(b)(c)	48,053	1,873,106

		443,828,349

Consumer Staples-4.98%
Albertsons Cos., Inc., Class A(c)	203,795	4,051,445
BJ’s Wholesale Club Holdings, Inc.(b)(c)	178,781	12,836,476
Bunge Ltd.	67,025	6,400,887
Campbell Soup Co.	93,847	4,928,844
Casey’s General Stores, Inc.	49,120	10,214,504
Conagra Brands, Inc.	287,003	10,449,779
Flowers Foods, Inc.	163,734	4,564,904
Grocery Outlet Holding Corp.(b)(c)	78,033	2,110,793
Ingredion, Inc.	73,899	7,345,561
JM Smucker Co. (The)	48,670	7,197,806
Molson Coors Beverage Co., Class B	208,160	11,072,030
Performance Food Group Co.(b)(c)	201,594	11,408,204
Pilgrim’s Pride Corp.(b)(c)	62,854	1,470,155
Post Holdings, Inc.(b)	74,293	6,683,398
Reynolds Consumer Products, Inc.	49,729	1,364,564
Seaboard Corp.	342	1,350,893
Spectrum Brands Holdings, Inc.	53,231	3,407,849
Tyson Foods, Inc., Class A	127,907	7,577,211
US Foods Holding Corp.(b)	294,981	11,070,637

		125,505,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Energy-3.22%
Antero Midstream Corp.(c)	399,163	$4,207,178
APA Corp.	282,103	10,827,113
Chesapeake Energy Corp.	169,215	13,674,264
DT Midstream, Inc.	72,606	3,644,821
Enviva, Inc.(c)	26,936	1,173,332
HF Sinclair Corp.	179,291	8,914,349
Ovintiv, Inc.	297,184	12,710,560
PDC Energy, Inc.	125,354	8,412,507
Range Resources Corp.	147,002	3,960,234
Southwestern Energy Co.(b)	730,940	3,873,982
Targa Resources Corp.	126,640	9,384,024
Vitesse Energy, Inc.(b)	30,260	526,221

		81,308,585

Financials-21.02%
Affiliated Managers Group, Inc.(c)	51,137	8,151,749
AGNC Investment Corp.	696,299	7,568,770
Ally Financial, Inc.(c)	342,438	10,290,262
American Financial Group, Inc.	57,376	7,694,695
Annaly Capital Management, Inc.	515,847	10,667,716
Arch Capital Group Ltd.(b)	213,414	14,938,980
Assurant, Inc.	69,132	8,806,726
Assured Guaranty Ltd.	82,084	5,122,862
AXIS Capital Holdings Ltd.	103,754	6,299,943
Bank of Hawaii Corp.	43,707	3,271,906
Bank OZK(c)	131,985	6,075,270
Brighthouse Financial, Inc.(b)(c)	99,868	5,775,366
Carlyle Group, Inc. (The)	200,566	6,899,470
Cincinnati Financial Corp.	58,810	7,098,367
Citizens Financial Group, Inc.	144,430	6,031,397
CNA Financial Corp.	27,062	1,184,774
Coinbase Global, Inc., Class A(b)(c)	175,275	11,363,078
Comerica, Inc.	58,160	4,077,016
Commerce Bancshares, Inc.	40,823	2,700,441
Credit Acceptance Corp.(b)(c)	7,201	3,199,692
Cullen/Frost Bankers, Inc.	21,334	2,812,248
East West Bancorp, Inc.	73,779	5,622,698
Erie Indemnity Co., Class A(c)	7,193	1,693,160
Evercore, Inc., Class A	50,335	6,602,945
Everest Re Group Ltd.	51,704	19,852,785
F&G Annuities & Life, Inc.	24,250	493,973
F.N.B. Corp.	448,571	6,401,108
Fidelity National Financial, Inc.	355,256	14,160,504
First American Financial Corp.	137,607	7,813,326
First Hawaiian, Inc.(c)	154,361	4,221,773
First Horizon Corp.	158,975	3,937,811
Franklin Resources, Inc.	200,937	5,921,613
Globe Life, Inc.	83,158	10,119,497
Hanover Insurance Group, Inc. (The)	47,326	6,601,031
Hartford Financial Services Group, Inc. (The)	126,236	9,881,754
Interactive Brokers Group, Inc., Class A	123,994	10,677,123
Invesco Ltd.(d)	493,617	8,717,276
Janus Henderson Group PLC(c)	183,476	5,038,251
Jefferies Financial Group, Inc.	277,619	10,491,222
Kemper Corp.	84,525	5,206,740
KeyCorp	308,989	5,651,409
Lazard Ltd., Class A	125,764	4,698,543
Lincoln National Corp.	228,604	7,251,319
Loews Corp.	142,198	8,686,876

	Shares	Value
Financials-(continued)
Markel Corp.(b)(c)	6,907	$9,185,343
MGIC Investment Corp.	410,442	5,647,682
New York Community Bancorp, Inc.	495,762	4,402,367
Old Republic International Corp.	374,123	9,865,624
OneMain Holdings, Inc.	156,917	6,761,554
PacWest Bancorp.	154,832	4,296,588
Pinnacle Financial Partners, Inc.	58,063	4,301,888
Popular, Inc.	99,833	7,128,076
Primerica, Inc.	50,980	9,785,101
Principal Financial Group, Inc.(c)	138,769	12,428,152
Prosperity Bancshares, Inc.	59,427	4,367,290
Raymond James Financial, Inc.	94,106	10,206,737
Regions Financial Corp.	340,819	7,947,899
Reinsurance Group of America, Inc.	89,017	12,860,286
RenaissanceRe Holdings Ltd. (Bermuda)	43,850	9,423,365
Rithm Capital Corp.(c)	568,791	5,175,998
Rocket Cos., Inc., Class A(c)	157,580	1,238,579
Ryan Specialty Holdings, Inc., Class A(b)(c)	29,922	1,260,315
SEI Investments Co.	48,167	2,902,062
SLM Corp.	359,662	5,171,940
Stifel Financial Corp.	136,818	9,143,547
Synchrony Financial	491,093	17,536,931
Synovus Financial Corp.(c)	186,451	7,795,516
Umpqua Holdings Corp.	288,191	5,089,453
Unum Group	265,212	11,815,195
Upstart Holdings, Inc.(b)(c)	24,068	445,499
Virtu Financial, Inc., Class A	132,667	2,438,419
Voya Financial, Inc.	134,666	10,031,270
Willis Towers Watson PLC	35,831	8,397,353
Wintrust Financial Corp.(c)	80,024	7,372,611
Zions Bancorporation N.A.	117,541	5,949,925

		530,146,030

Health Care-7.52%
Acadia Healthcare Co., Inc.(b)	39,242	2,845,437
Amedisys, Inc.(b)(c)	32,231	2,963,640
Bio-Rad Laboratories, Inc., Class A(b)(c)	20,956	10,013,615
Cardinal Health, Inc.	324,424	24,562,141
Cooper Cos., Inc. (The)	22,437	7,336,226
DaVita, Inc.(b)	77,781	6,398,265
DENTSPLY SIRONA, Inc.	142,923	5,441,079
Doximity, Inc., Class A(b)(c)	70,784	2,380,466
Encompass Health Corp.(c)	129,750	7,333,470
Enhabit, Inc.(b)	65,309	1,002,493
Enovis Corp.(b)(c)	67,380	3,882,436
Envista Holdings Corp.(b)(c)	80,993	3,131,189
Exelixis, Inc.(b)(c)	156,860	2,679,169
Henry Schein, Inc.(b)	108,128	8,467,504
Hologic, Inc.(b)	111,990	8,918,883
ICU Medical, Inc.(b)(c)	9,723	1,659,133
Integra LifeSciences Holdings Corp.(b)(c)	34,564	1,922,450
Laboratory Corp. of America Holdings	42,943	10,278,836
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	45,206	666,788
Molina Healthcare, Inc.(b)	49,999	13,766,225
Organon & Co.	336,340	8,236,967
Perrigo Co. PLC	52,581	1,981,778
Premier, Inc., Class A	130,574	4,203,177
Quest Diagnostics, Inc.	95,081	13,155,407
QuidelOrtho Corp.(b)(c)	65,855	5,725,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Syneos Health, Inc.(b)(c)	67,315	$2,707,409
Tenet Healthcare Corp.(b)	141,760	8,297,213
Universal Health Services, Inc., Class B	86,168	11,509,460
Viatris, Inc.	722,102	8,231,963

		189,698,253

Industrials-18.72%
A.O. Smith Corp.	103,054	6,763,434
Acuity Brands, Inc.(c)	30,388	5,894,056
AECOM	136,877	11,820,698
AGCO Corp.(c)	82,246	11,581,059
Air Lease Corp.	138,400	5,989,952
Alaska Air Group, Inc.(b)	164,892	7,886,784
Allison Transmission Holdings, Inc.	129,126	6,133,485
American Airlines Group, Inc.(b)(c)	248,328	3,968,281
Armstrong World Industries, Inc.	26,494	2,089,052
Avis Budget Group, Inc.(b)(c)	39,703	8,721,161
AZEK Co., Inc. (The)(b)(c)	71,789	1,729,397
Booz Allen Hamilton Holding Corp.	71,189	6,743,734
Builders FirstSource, Inc.(b)	229,061	19,419,792
BWX Technologies, Inc.	104,104	6,361,795
C.H. Robinson Worldwide, Inc.	106,310	10,626,748
CACI International, Inc., Class A(b)	30,849	9,038,757
Clean Harbors, Inc.(b)	67,926	8,970,987
Copa Holdings S.A., Class A (Panama)(b)(c)	41,111	3,796,601
Core & Main, Inc., Class A(b)(c)	33,792	787,691
Crane Holdings Co.	62,552	7,492,479
Curtiss-Wright Corp.	31,328	5,475,821
Donaldson Co., Inc.	77,479	4,900,547
ESAB Corp.	67,457	3,956,353
Expeditors International of Washington, Inc.	71,894	7,517,237
Flowserve Corp.(c)	151,891	5,269,099
Fortune Brands Innovations, Inc.	154,688	9,582,922
FTI Consulting, Inc.(b)(c)	22,632	4,157,725
Gates Industrial Corp. PLC(b)	147,608	2,072,416
GXO Logistics, Inc.(b)	140,929	6,985,851
Hayward Holdings, Inc.(b)(c)	45,191	556,301
Hertz Global Holdings, Inc.(b)(c)	310,717	5,751,372
Huntington Ingalls Industries, Inc.	52,361	11,268,087
IAA, Inc.(b)	85,299	3,489,582
JetBlue Airways Corp.(b)	427,584	3,548,947
KBR, Inc.	183,335	10,103,592
Knight-Swift Transportation Holdings, Inc.	211,829	12,040,360
Landstar System, Inc.(c)	48,854	8,832,315
Leidos Holdings, Inc.	167,731	16,281,648
Lennox International, Inc.(c)	27,200	6,931,376
Lincoln Electric Holdings, Inc.(c)	21,815	3,663,393
ManpowerGroup, Inc.	69,969	5,938,969
MasTec, Inc.(b)	78,562	7,677,079
MasterBrand, Inc.(b)	156,548	1,524,777
MDU Resources Group, Inc.	267,576	8,522,296
Middleby Corp. (The)(b)(c)	27,959	4,347,345
MSC Industrial Direct Co., Inc., Class A(c)	44,743	3,781,678
nVent Electric PLC	110,048	5,044,600
Oshkosh Corp.	30,876	2,753,830
Owens Corning	129,206	12,635,055
Pentair PLC(c)	122,849	6,872,173
Robert Half International, Inc.(c)	72,086	5,811,573

	Shares	Value
Industrials-(continued)
RXO, Inc.(b)	136,499	$2,807,784
Ryder System, Inc.(c)	65,895	6,451,779
Schneider National, Inc., Class B	71,955	2,019,057
Science Applications International Corp.(c)	73,521	7,840,279
Sensata Technologies Holding PLC	93,093	4,708,644
SiteOne Landscape Supply, Inc.(b)(c)	23,072	3,422,500
Snap-on, Inc.(c)	28,035	6,971,744
Stanley Black & Decker, Inc.	68,790	5,889,112
Stericycle, Inc.(b)(c)	45,409	2,165,101
Textron, Inc.	162,905	11,815,500
Timken Co. (The)(c)	83,028	7,094,743
Toro Co. (The)	56,998	6,294,859
U-Haul Holding Co.(c)	11,927	765,833
U-Haul Holding Co., Series N(c)	108,055	6,011,100
United Rentals, Inc.(c)	30,858	14,457,899
Univar Solutions, Inc.(b)	223,264	7,758,424
Valmont Industries, Inc.	10,467	3,321,493
Vertiv Holdings Co.	404,759	6,577,334
Watsco, Inc.(c)	16,265	4,956,108
WESCO International, Inc.(b)(c)	59,450	9,843,731
Woodward, Inc.(c)	34,216	3,387,384
XPO, Inc.(b)	136,499	4,553,607

		472,224,277

Information Technology-9.55%
Amdocs Ltd.	139,614	12,790,039
Arrow Electronics, Inc.(b)(c)	87,117	10,278,935
Avnet, Inc.	129,541	5,791,778
Ciena Corp.(b)(c)	115,771	5,582,478
Cirrus Logic, Inc.(b)(c)	73,321	7,533,733
Coherent Corp.(b)(c)	140,390	6,055,021
Concentrix Corp.	57,755	7,903,194
Dell Technologies, Inc., Class C(c)	354,804	14,419,235
Dolby Laboratories, Inc., Class A	49,893	4,105,196
Dropbox, Inc., Class A(b)(c)	371,034	7,569,094
DXC Technology Co.(b)	323,764	8,981,213
Euronet Worldwide, Inc.(b)(c)	23,276	2,533,593
First Solar, Inc.(b)	49,825	8,427,400
Genpact Ltd.	125,362	5,983,528
Hewlett Packard Enterprise Co.	1,729,371	26,995,481
IPG Photonics Corp.(b)(c)	43,725	5,388,669
Jabil, Inc.	183,573	15,242,066
Juniper Networks, Inc.	128,322	3,949,751
Littelfuse, Inc.	11,126	2,878,630
Lumentum Holdings, Inc.(b)(c)	81,161	4,367,273
MKS Instruments, Inc.	61,041	5,916,704
NCR Corp.(b)	169,492	4,327,131
Qorvo, Inc.(b)	132,985	13,416,857
Skyworks Solutions, Inc.	122,725	13,692,428
TD SYNNEX Corp.	56,690	5,471,719
Teradata Corp.(b)(c)	138,820	5,658,303
Viasat, Inc.(b)(c)	94,239	2,993,031
Vontier Corp.	214,485	5,613,072
Western Digital Corp.(b)	266,749	10,264,501
Western Union Co. (The)(c)	513,125	6,650,100

		240,780,153

Materials-9.59%
Alcoa Corp.	157,237	7,695,179
AptarGroup, Inc.	31,931	3,726,986
Ardagh Group S.A.(b)(e)	16,236	172,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Materials-(continued)
Ardagh Metal Packaging S.A.	118,913	$573,161
Ashland, Inc.	38,830	3,952,117
Avery Dennison Corp.	36,140	6,584,347
Axalta Coating Systems Ltd.(b)	266,812	7,950,998
Berry Global Group, Inc.	173,876	10,797,699
Celanese Corp.	65,265	7,585,751
Chemours Co. (The)	205,943	7,039,132
Cleveland-Cliffs, Inc.(b)(c)	690,722	14,733,100
Eagle Materials, Inc.	47,280	6,634,330
Eastman Chemical Co.	90,733	7,730,452
Element Solutions, Inc.	153,707	3,157,142
Graphic Packaging Holding Co.	393,477	9,364,752
Huntsman Corp.	265,287	7,783,520
International Paper Co.	276,331	10,055,685
Louisiana-Pacific Corp.	108,596	6,353,952
NewMarket Corp.	7,149	2,455,681
Olin Corp.	185,357	10,704,367
Packaging Corp. of America	36,958	5,052,898
Reliance Steel & Aluminum Co.	76,044	18,846,745
RPM International, Inc.	58,048	5,144,794
Scotts Miracle-Gro Co. (The)	53,870	4,444,275
Sealed Air Corp.	110,630	5,378,831
Silgan Holdings, Inc.	111,951	5,978,183
Sonoco Products Co.	64,542	3,811,850
SSR Mining, Inc. (Canada)	137,301	1,874,159
Steel Dynamics, Inc.	206,311	26,017,880
United States Steel Corp.	341,847	10,470,774
Valvoline, Inc.	174,193	6,131,594
Westlake Corp.	26,858	3,199,862
WestRock Co.	335,677	10,540,258

		241,942,799

Real Estate-1.51%
Apartment Income REIT Corp.	68,842	2,602,228
Brixmor Property Group, Inc.	118,775	2,689,066
Cousins Properties, Inc.(c)	93,319	2,285,382
Douglas Emmett, Inc.(c)	74,559	1,053,519
EPR Properties	32,855	1,341,798
Highwoods Properties, Inc.	124,571	3,301,131
Hudson Pacific Properties, Inc.(c)	99,722	920,434
Jones Lang LaSalle, Inc.(b)(c)	65,508	11,428,526
Kilroy Realty Corp.(c)	88,836	3,199,873
Omega Healthcare Investors, Inc.(c)	168,255	4,507,551
SL Green Realty Corp.	83,747	2,851,585
Vornado Realty Trust(c)	95,060	1,880,287

		38,061,380

Investment Abbreviations:

REIT-Real Estate Investment Trust

	Shares	Value
Utilities-2.23%
Brookfield Renewable Corp., Class A(c)	62,717	$1,746,668
Hawaiian Electric Industries, Inc.	126,485	5,116,318
IDACORP, Inc.	27,775	2,871,935
National Fuel Gas Co.	77,349	4,430,551
NiSource, Inc.	167,851	4,604,153
NRG Energy, Inc.	312,595	10,249,990
PG&E Corp.(b)	633,987	9,902,877
Pinnacle West Capital Corp.	94,041	6,928,941
UGI Corp.	277,562	10,333,633

		56,185,066

Total Common Stocks & Other Equity Interests (Cost $2,415,990,584)		2,519,415,500

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(f) (Cost $566,181)	566,181	566,181

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,416,556,765)		2,519,981,681

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.44%
Invesco Private Government Fund, 4.58%(d)(f)(g)	66,220,609	66,220,609
Invesco Private Prime Fund, 4.83%(d)(f)(g) .	171,943,195	171,977,578

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $238,211,941)		238,198,187

TOTAL INVESTMENTS IN SECURITIES-109.34% (Cost $2,654,768,706)		2,758,179,868
OTHER ASSETS LESS LIABILITIES-(9.34)%		(235,618,902)

NET ASSETS-100.00%		$2,522,560,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 28, 2023

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Invesco Ltd.	$-	$9,575,474	$(428,316)	$(435,087)	$5,205	$8,717,276	$91,355

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	1,813,704	30,128,198	(31,375,721)	-	-	566,181	17,886

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,510,706	262,595,666	(203,885,763)	-	-	66,220,609	863,913	*

Invesco Private Prime Fund	19,562,098	612,040,751	(459,629,791)	(13,754)	18,274	171,977,578	2,378,338	*

Total	$28,886,508	$914,340,089	$(695,319,591)	$(448,841)	$23,479	$247,481,644	$3,351,492

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Financials	21.02

Industrials	18.72

Consumer Discretionary	17.59

Materials	9.59

Information Technology	9.55

Health Care	7.52

Consumer Staples	4.98

Communication Services	3.95

Energy	3.22

Sector Types Each Less Than 3%	3.74

Money Market Funds Plus Other Assets Less Liabilities	0.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

February 28, 2023

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.98%
Advantage Solutions, Inc.(b)(c)	33,447	$73,583
AMC Networks, Inc., Class A(b)	9,403	210,251
ATN International, Inc.	6,381	268,321
Audacy, Inc.(b)	239,516	51,496
Bandwidth, Inc., Class A(b)	15,162	241,076
Boston Omaha Corp., Class A(b)(c)	4,939	118,981
Cars.com, Inc.(b)	35,418	680,026
Charge Enterprises, Inc.(b)	36,001	40,681
Consolidated Communications Holdings, Inc.(b)(c)	83,580	253,247
Cumulus Media, Inc., Class A(b)(c)	37,063	200,881
Daily Journal Corp.(b)(c)	1,037	314,916
DHI Group, Inc.(b)	19,355	82,065
E.W. Scripps Co. (The), Class A(b)	21,195	267,481
EchoStar Corp., Class A(b)(c)	29,833	595,467
Entravision Communications Corp., Class A(c) .	84,495	554,287
EverQuote, Inc., Class A(b)(c)	20,851	284,616
Gannett Co., Inc.(b)(c)	151,212	458,172
IDT Corp., Class B(b)	19,837	603,243
iHeartMedia, Inc., Class A(b)(c)	25,014	181,602
Liberty Latin America Ltd., Class A(b)	78,001	687,969
Liberty Latin America Ltd., Class C(b)	35,256	309,548
Loyalty Ventures, Inc.(b)	40,280	70,893
Marcus Corp. (The)(c)	10,587	170,345
MediaAlpha, Inc., Class A(b)	20,132	304,799
Ooma, Inc.(b)	13,560	177,500
Outbrain, Inc.(b)(c)	66,283	292,971
Playstudios, Inc.(b)	19,099	71,048
PubMatic, Inc., Class A(b)(c)	17,462	265,073
QuinStreet, Inc.(b)	27,624	468,779
Quotient Technology, Inc.(b)	43,139	163,065
Sinclair Broadcast Group, Inc., Class A	14,098	229,375
Stagwell, Inc.(b)(c)	26,577	182,318
Thryv Holdings, Inc.(b)(c)	13,642	325,225
TrueCar, Inc.(b)	41,394	96,448
United States Cellular Corp.(b)(c)	4,112	99,223
Urban One, Inc., Class D(b)(c)	17,493	87,290
Vivid Seats, Inc.(b)(c)	22,192	170,213

		9,652,474

Consumer Discretionary-17.73%
1-800-Flowers.com, Inc., Class A(b)(c)	50,826	503,177
Aaron’s Co., Inc. (The)	38,197	548,127
Abercrombie & Fitch Co., Class A(b)(c)	29,848	877,830
Accel Entertainment, Inc.(b)	14,241	130,305
American Axle & Manufacturing Holdings, Inc.(b)	81,273	715,202
American Public Education, Inc.(b)	22,821	251,944
America’s Car-Mart, Inc.(b)(c)	2,532	215,119
Arko Corp.	42,515	340,970
Beazer Homes USA, Inc.(b)(c)	43,244	644,768
Bed Bath & Beyond, Inc.(b)(c)	20,420	28,792
Big 5 Sporting Goods Corp.(c)	43,715	386,003
Big Lots, Inc.(c)	30,594	439,024
Biglari Holdings, Inc., Class B(b)	392	70,482
BJ’s Restaurants, Inc.(b)(c)	16,305	521,760
Bluegreen Vacations Holding Corp.	13,144	435,986

	Shares	Value
Consumer Discretionary-(continued)
Brinker International, Inc.(b)(c)	14,570	$553,660
Build-A-Bear Workshop, Inc.(b)(c)	18,409	385,669
Caleres, Inc.(c)	18,191	474,967
Camping World Holdings, Inc., Class A(c)	18,890	431,259
CarParts.com, Inc.(b)(c)	26,999	169,284
Carriage Services, Inc.	7,308	247,887
Cato Corp. (The), Class A	37,911	350,677
Century Casinos, Inc.(b)(c)	45,055	417,209
Chico’s FAS, Inc.(b)(c)	131,073	753,670
Children’s Place, Inc. (The)(b)(c)	15,606	653,423
Chuy’s Holdings, Inc.(b)(c)	15,935	569,676
Citi Trends, Inc.(b)(c)	17,160	481,166
Clarus Corp.	4,995	49,451
Conn’s, Inc.(b)(c)	26,157	224,165
Container Store Group, Inc. (The)(b)(c)	55,743	242,482
Denny’s Corp.(b)	35,924	419,233
Designer Brands, Inc., Class A(c)	34,643	339,155
Destination XL Group, Inc.(b)(c)	110,267	659,397
Dine Brands Global, Inc.	3,356	257,305
Dream Finders Homes, Inc., Class A(b)(c)	27,196	327,168
Duluth Holdings, Inc., Class B(b)	18,937	113,811
El Pollo Loco Holdings, Inc.	20,914	250,341
Ethan Allen Interiors, Inc.(c)	21,211	626,785
Express, Inc.(b)(c)	128,766	131,341
Fossil Group, Inc.(b)	82,237	356,086
Franchise Group, Inc.(c)	5,238	145,669
Full House Resorts, Inc.(b)(c)	30,235	292,675
Funko, Inc., Class A(b)(c)	10,872	117,526
Genesco, Inc.(b)(c)	12,418	558,437
G-III Apparel Group Ltd.(b)	17,016	282,721
Golden Entertainment, Inc.(b)	4,430	182,117
GoPro, Inc., Class A(b)	88,243	457,981
Green Brick Partners, Inc.(b)	5,433	169,510
Groupon, Inc.(b)(c)	27,280	204,873
GrowGeneration Corp.(b)(c)	74,120	313,898
Guess?, Inc.	11,154	234,680
Haverty Furniture Cos., Inc., (Acquired 12/06/2022 - 02/24/2023; Cost $752,939)(d)	23,593	890,400
Hibbett, Inc.(c)	14,777	1,062,910
Hovnanian Enterprises, Inc., Class A(b)	10,469	713,044
Inspired Entertainment, Inc.(b)	5,401	85,390
Jack in the Box, Inc.	3,561	279,182
JOANN, Inc.(c)	18,803	68,255
Johnson Outdoors, Inc., Class A(c)	3,980	258,143
Lands’ End, Inc.(b)(c)	26,582	202,023
Landsea Homes Corp.(b)	17,029	111,285
La-Z-Boy, Inc.	19,132	619,494
Legacy Housing Corp.(b)(c)	4,221	84,251
Lifetime Brands, Inc.(c)	25,630	202,990
LL Flooring Holdings, Inc.(b)(c)	51,290	259,014
Lovesac Co. (The)(b)(c)	9,003	259,196
M/I Homes, Inc.(b)	9,277	536,582
Malibu Boats, Inc., Class A(b)	4,047	241,849
Marine Products Corp.	5,051	64,653
MarineMax, Inc.(b)	16,085	540,134
MasterCraft Boat Holdings, Inc.(b)(c)	21,328	720,247
Modine Manufacturing Co.(b)	88,644	2,163,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Motorcar Parts of America, Inc.(b)	31,979	$418,605
Movado Group, Inc.(c)	13,805	477,929
NEOGAMES S.A. (Israel)(b)(c)	4,316	67,114
Noodles & Co.(b)	47,209	275,701
ONE Group Hospitality, Inc. (The)(b)(c)	24,675	209,738
OneWater Marine, Inc., Class A(b)(c)	16,725	465,289
Overstock.com, Inc.(b)(c)	13,294	257,505
Patrick Industries, Inc.	10,647	775,634
Perdoceo Education Corp.(b)	51,020	703,311
PetMed Express, Inc.(c)	14,110	264,986
Portillo’s, Inc., Class A(b)	6,145	139,614
Purple Innovation, Inc.(b)(c)	25,050	108,216
Qurate Retail, Inc., Class A(b)	121,036	255,386
RCI Hospitality Holdings, Inc.(c)	3,557	297,970
Rocky Brands, Inc.	4,428	117,873
RumbleOn, Inc., Class B(b)(c)	13,498	122,697
Rush Street Interactive, Inc.(b)(c)	15,708	65,817
Ruth’s Hospitality Group, Inc.	17,362	323,801
Sally Beauty Holdings, Inc.(b)(c)	22,268	358,292
Shoe Carnival, Inc.	15,015	395,645
Sleep Number Corp.(b)(c)	12,497	498,130
Smith & Wesson Brands, Inc.(c)	48,817	534,058
Solo Brands, Inc., Class A(b)(c)	10,217	42,196
Sonic Automotive, Inc., Class A	8,167	464,621
Sportsman’s Warehouse Holdings, Inc.(b)(c)	71,062	638,847
Standard Motor Products, Inc.	10,603	413,199
Stitch Fix, Inc., Class A(b)(c)	41,078	191,423
Stoneridge, Inc.(b)	9,784	232,957
Sturm Ruger & Co., Inc.	4,074	237,392
Superior Group of Cos., Inc.(c)	16,116	186,623
Target Hospitality Corp.(b)	18,548	275,067
Tile Shop Holdings, Inc.(b)(c)	58,539	319,623
Tilly’s, Inc., Class A(b)(c)	47,373	411,198
Torrid Holdings, Inc.(b)(c)	13,007	35,509
TravelCenters of America, Inc.(b)(c)	16,573	1,397,933
Tupperware Brands Corp.(b)(c)	93,167	381,985
Unifi, Inc.(b)(c)	27,947	289,251
Universal Electronics, Inc.(b)	14,545	185,012
Universal Technical Institute, Inc.(b)	37,716	273,818
Upbound Group, Inc.(c)	10,831	290,812
Vizio Holding Corp., Class A(b)(c)	20,910	214,328
Weyco Group, Inc.(c)	4,807	127,386
Winmark Corp.	755	220,460
Winnebago Industries, Inc.	6,248	397,123
WW International, Inc.(b)	79,117	289,568
Zumiez, Inc.(b)(c)	16,736	389,279

		42,956,606

Consumer Staples-3.35%
Alico, Inc.(c)	6,120	157,529
Andersons, Inc. (The)	16,382	747,511
BRC, Inc.(b)(c)	16,620	110,689
Calavo Growers, Inc.(c)	15,093	487,051
Fresh Del Monte Produce, Inc.	18,766	587,001
HF Foods Group, Inc.(b)	14,582	56,578
Honest Co., Inc. (The)(b)(c)	16,722	46,654
Ingles Markets, Inc., Class A	8,253	737,818
John B. Sanfilippo & Son, Inc.	7,711	692,216
Lifecore Biomedical, Inc.(b)(c)	33,428	193,548
Mission Produce, Inc.(b)(c)	16,079	185,230

	Shares	Value
Consumer Staples-(continued)
Natural Grocers by Vitamin Cottage, Inc.	18,558	$203,767
Nature’s Sunshine Products, Inc.(b)(c)	27,263	295,531
Rite Aid Corp.(b)(c)	111,074	428,746
Seneca Foods Corp., Class A(b)	11,793	655,691
SpartanNash Co.	21,157	566,161
SunOpta, Inc. (Canada)(b)	27,903	214,295
Thorne HealthTech, Inc.(b)(c)	10,249	50,733
Turning Point Brands, Inc.	18,593	444,373
USANA Health Sciences, Inc.(b)	2,749	167,084
Village Super Market, Inc., Class A(c)	17,425	389,100
Vintage Wine Estates, Inc.(b)	12,562	19,220
Vita Coco Co., Inc. (The)(b)(c)	8,979	151,835
Vital Farms, Inc.(b)(c)	20,194	326,335
Whole Earth Brands, Inc.(b)(c)	61,464	211,436

		8,126,132

Energy-5.36%
Alto Ingredients, Inc.(b)(c)	147,024	429,310
Amplify Energy Corp.(b)(c)	41,272	345,859
Ardmore Shipping Corp. (Ireland)	10,296	186,872
Battalion Oil Corp.(b)(c)	3,969	35,761
Berry Corp.	33,774	318,489
Borr Drilling Ltd. (Mexico)(b)(c)	31,832	230,145
Bristow Group, Inc.(b)	13,544	368,939
Centrus Energy Corp., Class A(b)(c)	21,689	971,884
DMC Global, Inc.(b)(c)	5,907	158,130
Dorian LPG Ltd.	25,906	568,637
Excelerate Energy, Inc., Class A(c)	7,783	168,191
Helix Energy Solutions Group, Inc.(b)	94,890	785,689
NACCO Industries, Inc., Class A	6,159	230,285
National Energy Services Reunited Corp.(b)(c)	43,563	281,417
Newpark Resources, Inc.(b)	68,942	305,413
Oceaneering International, Inc.(b)	33,398	697,684
Oil States International, Inc.(b)	26,284	239,973
Par Pacific Holdings, Inc.(b)	33,097	919,435
Ranger Oil Corp., Class A(c)	16,092	667,818
REX American Resources Corp.(b)	26,934	889,091
Riley Exploration Permian, Inc.(c)	3,867	118,330
Ring Energy, Inc.(b)(c)	77,610	162,981
SandRidge Energy, Inc.(b)(c)	16,276	237,467
SFL Corp. Ltd. (Norway)	28,573	294,873
SilverBow Resources, Inc.(b)(c)	16,670	410,416
Sitio Royalties Corp., Class A(c)	9,757	229,387
Solaris Oilfield Infrastructure, Inc., Class A	12,583	112,366
Teekay Corp. (Bermuda)(b)	140,785	878,499
TETRA Technologies, Inc.(b)	91,160	324,530
VAALCO Energy, Inc.(c)	78,605	368,658
Vital Energy, Inc.(b)	6,170	317,076
W&T Offshore, Inc.(b)	28,297	158,746
World Fuel Services Corp.	21,354	586,167

		12,998,518

Financials-26.60%
1st Source Corp.	4,169	207,700
ACNB Corp.	9,447	349,917
AFC Gamma, Inc.(c)	7,454	115,462
Alerus Financial Corp.	25,126	502,520
Amalgamated Financial Corp.	7,024	165,415
A-Mark Precious Metals, Inc.(c)	12,736	373,292
Amerant Bancorp, Inc.	6,148	174,603
American National Bankshares, Inc.	10,818	364,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
AMERISAFE, Inc.	4,282	$233,540
Ares Commercial Real Estate Corp.(c)	21,204	239,817
Arrow Financial Corp.	10,281	313,365
Associated Capital Group, Inc., Class A(c)	2,747	98,947
Atlanticus Holdings Corp.(b)(c)	8,294	265,823
Avantax, Inc.(b)(c)	18,103	517,565
B. Riley Financial, Inc.(c)	4,990	198,502
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	27,962	511,705
Bank First Corp.	3,584	292,204
Bank of Marin Bancorp	8,338	241,802
Bankwell Financial Group, Inc.	5,969	180,144
Bar Harbor Bankshares	15,123	451,724
BayCom Corp.	7,973	163,686
BCB Bancorp, Inc.(c)	14,962	259,591
BGC Partners, Inc., Class A(c)	222,575	1,081,715
Blue Ridge Bankshares, Inc.(c)	32,603	399,061
Bridgewater Bancshares, Inc.(b)(c)	16,815	247,349
Bright Health Group, Inc.(b)	50,503	43,938
Brightsphere Investment Group, Inc.	12,988	325,609
Broadmark Realty Capital, Inc.	28,781	146,783
Brookline Bancorp, Inc.	26,904	348,676
Business First Bancshares, Inc.	17,559	365,930
Byline Bancorp, Inc.	7,644	188,425
Cambridge Bancorp(c)	4,324	343,888
Camden National Corp.(c)	11,913	490,220
Capital Bancorp, Inc.	18,049	366,575
Capital City Bank Group, Inc.	16,308	581,706
Capstar Financial Holdings, Inc.	25,087	434,005
Carter Bankshares, Inc.(b)	5,395	93,711
Central Pacific Financial Corp.	20,463	458,985
Citizens & Northern Corp.(c)	11,623	261,518
Civista Bancshares, Inc.	18,045	384,900
CNB Financial Corp.	18,316	436,653
Coastal Financial Corp.(b)	4,755	219,443
Colony Bankcorp, Inc.	15,493	194,747
Community Trust Bancorp, Inc.(c)	9,369	400,525
ConnectOne Bancorp, Inc.	12,988	314,959
Consumer Portfolio Services, Inc.(b)(c)	28,690	317,311
Cowen, Inc., Class A	35,917	1,400,404
Crawford & Co., Class A	33,761	186,361
CrossFirst Bankshares, Inc.(b)	28,517	403,516
Curo Group Holdings Corp.(c)	44,023	128,547
Customers Bancorp, Inc.(b)(c)	10,154	312,743
Diamond Hill Investment Group, Inc.	1,723	300,836
Dime Community Bancshares, Inc.	6,606	202,408
Donegal Group, Inc., Class A(c)	22,010	338,294
Donnelley Financial Solutions, Inc.(b)(c)	19,162	810,744
Dynex Capital, Inc.	37,210	492,288
Ellington Financial, Inc.	17,623	226,808
Employers Holdings, Inc.	5,653	251,050
Encore Capital Group, Inc.(b)	7,005	362,018
Enova International, Inc.(b)	24,580	1,198,275
Enterprise Bancorp, Inc.	10,109	357,758
Equity Bancshares, Inc., Class A(c)	14,700	441,882
Esquire Financial Holdings, Inc.(c)	5,214	239,792
EZCORP, Inc., Class A(b)(c)	69,165	610,035
Farmers & Merchants Bancorp, Inc.	5,224	135,302
Farmers National Banc Corp.	21,521	306,674
Federal Agricultural Mortgage Corp., Class C	5,961	845,627

	Shares	Value
Financials-(continued)
Financial Institutions, Inc.	20,535	$512,554
First Bancorp, Inc. (The)(c)	11,505	336,866
First Bancshares, Inc. (The)	14,628	458,003
First Bank(c)	17,241	234,995
First Busey Corp.	9,954	240,290
First Business Financial Services, Inc.	9,690	343,220
First Community Bankshares, Inc.	12,143	379,104
First Financial Corp.	7,645	335,998
First Guaranty Bancshares, Inc.	5,391	110,569
First Internet Bancorp	10,905	294,544
First Mid Bancshares, Inc.	7,223	223,841
First of Long Island Corp. (The)	18,948	322,495
First Western Financial, Inc.(b)	16,081	416,015
Five Star Bancorp	7,753	211,812
Flushing Financial Corp.	18,575	361,470
FVCBankcorp, Inc.(b)(c)	11,255	152,505
GCM Grosvenor, Inc., Class A	32,561	267,977
German American Bancorp, Inc.(c)	5,442	213,871
Granite Point Mortgage Trust, Inc.	35,263	211,225
Great Southern Bancorp, Inc.	4,660	271,165
Greene County Bancorp, Inc.	1,508	84,900
Greenlight Capital Re Ltd., Class A(b)(c)	26,193	240,452
Guaranty Bancshares, Inc.(c)	6,167	192,472
Hanmi Financial Corp.	19,824	468,243
HarborOne Bancorp, Inc.	38,093	520,731
HBT Financial, Inc.	7,275	165,288
HCI Group, Inc.	3,683	193,358
Heritage Commerce Corp.(c)	23,728	287,346
Heritage Financial Corp.	10,981	306,040
Hingham Institution for Savings (The)(c)	570	162,279
Home Bancorp, Inc.	12,397	490,301
HomeStreet, Inc.	15,191	383,269
HomeTrust Bancshares, Inc.	6,134	179,542
Horizon Bancorp, Inc.(c)	20,905	318,174
Independent Bank Corporation	31,909	703,593
Invesco Mortgage Capital, Inc.(c)(e)	6,542	81,971
Investors Title Co.	2,615	427,160
John Marshall Bancorp, Inc.	6,936	184,567
Kearny Financial Corp.	19,564	196,423
Lakeland Bancorp, Inc.(c)	17,576	338,338
LendingTree, Inc.(b)	8,348	274,900
Luther Burbank Corp.	9,902	115,160
Macatawa Bank Corp.	24,408	266,291
MarketWise, Inc.(b)	34,146	67,268
MBIA, Inc.(b)(c)	9,606	132,467
Mercantile Bank Corp.	12,714	439,777
Merchants Bancorp(c)	3,418	103,395
Metrocity Bankshares, Inc.(c)	14,939	301,320
Metropolitan Bank Holding Corp.(b)(c)	2,717	151,636
MFA Financial, Inc.	22,218	237,955
Mid Penn Bancorp, Inc.	12,229	374,207
Midland States Bancorp, Inc.	32,930	857,497
MidWestOne Financial Group, Inc.	18,793	564,542
MVB Financial Corp.	6,622	180,714
National Bank Holdings Corp., Class A	6,302	255,168
National Western Life Group, Inc., Class A(c)	2,934	791,564
NerdWallet, Inc., Class A(b)(c)	11,266	232,530
New York Mortgage Trust, Inc.	95,409	254,742
Nexpoint Real Estate Finance, Inc.	8,364	150,970
NI Holdings, Inc.(b)(c)	7,963	110,208

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Financials-(continued)
Nicolet Bankshares, Inc.(b)(c)	2,496	$185,852
Northeast Bank	9,529	420,038
Northfield Bancorp, Inc.	25,396	373,575
OceanFirst Financial Corp.	13,599	322,568
Old Second Bancorp, Inc.	12,144	201,348
Oportun Financial Corp.(b)(c)	57,425	346,847
Oppenheimer Holdings, Inc., Class A	17,794	784,537
OppFi, Inc.(b)	26,991	56,951
Orchid Island Capital, Inc.	12,317	139,921
Origin Bancorp, Inc.	10,728	406,698
Orrstown Financial Services, Inc.	14,772	339,756
Parke Bancorp, Inc.(c)	12,398	253,043
Pathward Financial, Inc.	14,029	715,619
PCB Bancorp(c)	8,669	158,296
Peapack-Gladstone Financial Corp.	11,585	430,383
Peoples Bancorp, Inc.(c)	14,037	436,691
Peoples Financial Services Corp.	6,791	336,494
Perella Weinberg Partners	94,113	951,482
Pioneer Bancorp, Inc.(b)(c)	8,308	93,963
Preferred Bank	3,914	275,546
Premier Financial Corp.	15,739	390,642
Primis Financial Corp.(c)	19,625	229,809
ProAssurance Corp.	14,924	296,838
PROG Holdings, Inc.(b)(c)	9,839	243,220
Provident Bancorp, Inc.(c)	11,654	106,867
QCR Holdings, Inc.(c)	4,985	266,648
RBB Bancorp	29,711	587,089
Red River Bancshares, Inc.	4,562	230,883
Regional Management Corp.	15,239	480,333
Republic Bancorp, Inc., Class A(c)	4,141	184,275
Republic First Bancorp, Inc.(b)(c)	56,072	112,144
S&T Bancorp, Inc.	11,712	436,389
Sculptor Capital Management, Inc.	53,393	478,935
Selectquote, Inc.(b)	111,647	261,254
Shore Bancshares, Inc.	6,054	103,281
Sierra Bancorp(c)	18,672	377,361
Silvercrest Asset Management Group, Inc., Class A	11,098	197,433
SiriusPoint Ltd. (Bermuda)(b)	59,523	422,613
SmartFinancial, Inc.	12,266	334,862
South Plains Financial, Inc.	14,111	370,978
Southern First Bancshares, Inc.(b)	10,607	426,932
Southern Missouri Bancorp, Inc.	6,926	320,535
Stellar Bancorp, Inc.	18,742	548,204
Sterling Bancorp, Inc.(b)	12,548	77,798
Stewart Information Services Corp.(c)	9,322	396,092
StoneX Group, Inc.(b)	5,986	603,568
Summit Financial Group, Inc.	14,743	375,504
SWK Holdings Corp.(b)	4,051	75,956
Third Coast Bancshares, Inc.(b)	6,149	113,449
Tiptree, Inc.	48,487	780,641
Tompkins Financial Corp.	3,210	240,076
TPG RE Finance Trust, Inc.	33,953	288,261
Trean Insurance Group, Inc.(b)	32,048	195,172
TrustCo Bank Corp.	10,706	401,047
United Fire Group, Inc.	12,883	367,681
Unity Bancorp, Inc.	6,726	177,634
Universal Insurance Holdings, Inc.	53,321	1,030,695
Univest Financial Corp.	15,891	448,126
Velocity Financial, Inc.(b)(c)	10,197	98,299

	Shares	Value
Financials-(continued)
Virtus Investment Partners, Inc.	2,485	$522,919
Washington Trust Bancorp, Inc.(c)	6,456	271,152
Waterstone Financial, Inc.	39,913	642,599
West Bancorporation, Inc.	15,492	326,262
WisdomTree, Inc.	41,146	245,642
World Acceptance Corp.(b)(c)	2,304	215,101

		64,435,428

Health Care-7.03%
Agenus, Inc.(b)	120,950	249,157
AirSculpt Technologies, Inc.(c)	6,350	41,593
Alector, Inc.(b)	57,566	491,614
Amneal Pharmaceuticals, Inc.(b)	179,261	369,278
ANI Pharmaceuticals, Inc.(b)	3,065	128,240
Anika Therapeutics, Inc.(b)	9,569	303,337
Atea Pharmaceuticals, Inc.(b)(c)	33,230	117,634
Aveanna Healthcare Holdings, Inc.(b)	40,348	49,225
BioLife Solutions, Inc.(b)(c)	8,235	191,546
Bioventus, Inc., Class A(b)(c)	15,535	33,090
Brookdale Senior Living, Inc.(b)	65,772	212,444
Cardiovascular Systems, Inc.(b)	10,171	200,470
CareMax, Inc.(b)(c)	24,207	104,090
Catalyst Pharmaceuticals, Inc.(b)	39,364	600,695
Collegium Pharmaceutical, Inc.(b)	47,466	1,259,273
Community Health Systems, Inc.(b)	194,306	1,177,494
Computer Programs and Systems, Inc.(b)	12,818	384,668
Cross Country Healthcare, Inc.(b)(c)	45,047	1,191,493
Cue Health, Inc.(b)(c)	55,628	119,600
DocGo, Inc.(b)(c)	23,484	214,879
Eagle Pharmaceuticals, Inc.(b)	3,430	96,040
Embecta Corp.	26,173	836,227
Emergent BioSolutions, Inc.(b)	11,913	147,483
Fulgent Genetics, Inc.(b)(c)	6,479	212,446
HealthStream, Inc.(b)	11,598	297,489
HilleVax, Inc.(b)	10,312	173,757
Innoviva, Inc.(b)(c)	49,288	594,906
Inogen, Inc.(b)	10,668	167,168
Inotiv, Inc.(b)	9,105	68,287
iRadimed Corp.(c)	3,118	118,359
iTeos Therapeutics, Inc.(b)	46,013	814,890
Joint Corp. (The)(b)	11,539	181,162
MiMedx Group, Inc.(b)(c)	45,235	217,580
ModivCare, Inc.(b)	3,979	390,698
National HealthCare Corp.	5,623	313,314
National Research Corp.(c)	3,488	157,518
OptimizeRx Corp.(b)(c)	5,600	99,960
OraSure Technologies, Inc.(b)	17,533	110,633
Organogenesis Holdings, Inc.(b)(c)	53,390	130,805
Orthofix Medical, Inc.(b)	8,118	167,231
P3 Health Partners, Inc.(b)	23,447	28,136
Pennant Group, Inc. (The)(b)	11,504	172,790
PetIQ, Inc.(b)(c)	30,886	287,858
Phibro Animal Health Corp., Class A	26,818	421,311
RadNet, Inc.(b)	18,652	439,907
REGENXBIO, Inc.(b)	31,322	696,914
Rigel Pharmaceuticals, Inc.(b)	76,684	115,793
SIGA Technologies, Inc.(c)	14,882	101,942
SurModics, Inc.(b)	4,768	104,133
Tactile Systems Technology, Inc.(b)(c)	15,565	224,914
Tarsus Pharmaceuticals, Inc.(b)(c)	5,728	88,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
UFP Technologies, Inc.(b)	2,923	$344,096
Utah Medical Products, Inc.	2,502	229,634
Vanda Pharmaceuticals, Inc.(b)	45,151	290,772
Varex Imaging Corp.(b)	17,601	311,362
Zimvie, Inc.(b)	16,609	189,010
Zynex, Inc.(b)	18,887	244,020

		17,027,092

Industrials-20.43%
3D Systems Corp.(b)(c)	28,896	282,892
ACCO Brands Corp.	142,697	809,092
AerSale Corp.(b)	8,890	176,555
Allied Motion Technologies, Inc.	16,380	706,961
Alta Equipment Group, Inc.	33,127	623,119
American Woodmark Corp.(b)(c)	10,855	553,388
Apogee Enterprises, Inc.	12,581	575,707
Argan, Inc.	10,603	412,033
Aris Water Solution, Inc., Class A(c)	9,441	133,685
Astec Industries, Inc.	5,885	265,002
Astronics Corp.(b)	18,744	285,659
Atlas Technical Consultants, Inc.(b)	29,109	356,003
AZZ, Inc.	8,309	337,761
Babcock & Wilcox Enterprises, Inc.(b)(c)	19,810	128,567
Barrett Business Services, Inc.	7,720	740,966
Blue Bird Corp.(b)(c)	12,640	256,718
BlueLinx Holdings, Inc.(b)(c)	13,289	1,121,459
BrightView Holdings, Inc.(b)	21,459	135,621
Cadre Holdings, Inc.	4,615	99,130
Caesarstone Ltd.	45,341	263,885
Cimpress PLC (Ireland)(b)(c)	9,538	334,975
Columbus McKinnon Corp.(c)	10,280	381,594
Concrete Pumping Holdings, Inc.(b)(c)	43,540	340,047
Construction Partners, Inc., Class A(b)(c)	10,955	296,333
Covenant Logistics Group, Inc., Class A	22,368	775,051
CRA International, Inc.	6,446	802,334
Daseke, Inc.(b)	82,873	675,415
Deluxe Corp.	32,436	598,120
Distribution Solutions Group, Inc.(b)	1,506	66,881
Douglas Dynamics, Inc.	13,315	496,516
Ducommun, Inc.(b)	15,137	814,371
DXP Enterprises, Inc.(b)	19,004	549,406
Eagle Bulk Shipping, Inc.(c)	9,085	592,978
Eneti, Inc.	20,934	221,482
Ennis, Inc.	27,892	606,651
Fathom Digital Manufacturing Corp.(b)	10,320	12,281
Forrester Research, Inc.(b)	3,545	116,595
Franklin Covey Co.(b)	7,420	347,775
Genco Shipping & Trading Ltd.	21,322	406,184
GEO Group, Inc. (The)(b)(c)	137,062	1,200,663
Gorman-Rupp Co. (The)	8,953	249,431
Granite Construction, Inc.(c)	10,572	456,710
Great Lakes Dredge & Dock Corp.(b)	22,292	127,845
H&E Equipment Services, Inc.	11,276	625,818
Harsco Corp.(b)(c)	112,270	949,804
Hawaiian Holdings, Inc.(b)	21,976	246,131
Healthcare Services Group, Inc.(c)	19,237	255,275
Heartland Express, Inc.(c)	14,000	225,820
Heidrick & Struggles International, Inc.	30,868	1,059,698
Heritage-Crystal Clean, Inc.(b)(c)	13,968	502,569
Hudson Technologies, Inc.(b)(c)	25,229	255,570

	Shares	Value
Industrials-(continued)
Hydrofarm Holdings Group, Inc.(b)(c)	35,775	$68,688
IES Holdings, Inc.(b)	12,721	535,045
Insteel Industries, Inc.	10,823	321,984
Interface, Inc.	27,512	242,656
JELD-WEN Holding, Inc.(b)	25,322	332,984
Kaman Corp.	8,277	215,202
Karat Packaging, Inc.	5,421	84,025
Kelly Services, Inc., Class A	55,048	920,953
Kimball International, Inc., Class B	43,170	298,305
Liquidity Services, Inc.(b)	21,366	270,494
Luxfer Holdings PLC (United Kingdom)	24,225	401,408
Manitowoc Co., Inc. (The)(b)(c)	70,583	1,334,724
Markforged Holding Corp.(b)(c)	34,743	46,208
Matthews International Corp., Class A	11,968	456,699
Miller Industries, Inc.	22,360	621,832
Momentus, Inc.(b)	34,045	28,094
MRC Global, Inc.(b)	65,350	731,920
National Presto Industries, Inc.	4,528	310,757
Northwest Pipe Co.(b)	8,699	334,911
NOW, Inc.(b)	27,874	358,181
NuScale Power Corp.(b)(c)	11,690	120,991
PAM Transportation Services, Inc.(b)	8,445	244,905
Park Aerospace Corp.	12,366	203,050
Pitney Bowes, Inc.	235,788	1,023,320
Powell Industries, Inc.	7,493	332,314
Preformed Line Products Co.	5,030	448,500
Primoris Services Corp.	25,553	702,707
Quad/Graphics, Inc.(b)(c)	71,422	349,254
Quanex Building Products Corp.	34,959	907,186
Radiant Logistics, Inc.(b)	77,141	438,161
Red Violet, Inc.(b)(c)	4,077	83,048
Resources Connection, Inc.	25,302	456,954
REV Group, Inc.	47,814	558,946
Safe Bulkers, Inc. (Greece)	131,802	494,257
Shyft Group, Inc. (The)	28,618	742,065
SkyWest, Inc.(b)	16,829	320,929
SP Plus Corp.(b)	13,160	447,703
Standex International Corp.	2,860	330,845
Steelcase, Inc., Class A.	18,108	142,510
Sterling Infrastructure, Inc.(b)	38,417	1,477,518
Tennant Co.	5,486	388,518
Terran Orbital Corp., Class C(b)(c)	9,823	26,129
Textainer Group Holdings Ltd. (China)	15,096	496,960
Thermon Group Holdings, Inc.(b)	23,258	615,174
Titan International, Inc.(b)(c)	17,891	222,027
Titan Machinery, Inc.(b)(c)	39,357	1,802,157
TPI Composites, Inc.(b)(c)	27,212	314,571
Transcat, Inc.(b)(c)	3,829	344,572
TrueBlue, Inc.(b)	42,864	801,557
Tutor Perini Corp.(b)	65,298	529,567
Universal Logistics Holdings, Inc.	9,074	269,498
V2X, Inc.(b)	23,412	1,085,614
View, Inc.(b)	91,681	58,217
VSE Corp.(c)	8,952	513,934
Wabash National Corp.	43,241	1,184,803
Wheels Up Experience, Inc.(b)(c)	66,634	73,964
Willdan Group, Inc.(b)	9,239	166,856

		49,488,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Information Technology-6.15%
Alpha & Omega Semiconductor Ltd.(b)(c)	5,504	$147,012
American Software, Inc., Class A	11,084	150,077
Aviat Networks, Inc.(b)	22,268	791,182
AXT, Inc.(b)(c)	30,576	133,617
Benchmark Electronics, Inc.	27,409	652,060
Brightcove, Inc.(b)	40,184	215,788
Cambium Networks Corp.(b)(c)	14,928	299,605
Cantaloupe, Inc.(b)(c)	27,065	155,894
Casa Systems, Inc.(b)(c)	34,849	126,153
Cass Information Systems, Inc.	9,599	464,112
CompoSecure, Inc.(b)	15,608	107,851
Comtech Telecommunications Corp.	6,690	106,973
Conduent, Inc.(b)	119,378	475,124
Consensus Cloud Solutions, Inc.(b)	9,967	409,046
Diebold Nixdorf, Inc.(b)	148,817	479,191
Digi International, Inc.(b)(c)	12,340	411,786
DZS, Inc.(b)(c)	5,198	55,099
Eastman Kodak Co.(b)	72,187	249,767
Ebix, Inc.(c)	14,874	258,510
eGain Corp.(b)	13,619	106,364
FARO Technologies, Inc.(b)	4,119	112,037
Hackett Group, Inc. (The)	14,983	279,283
I3 Verticals, Inc., Class A(b)(c)	9,665	237,856
IBEX Holdings Ltd.(b)	7,803	218,094
Ichor Holdings Ltd.(b)	16,039	528,485
Identiv, Inc.(b)(c)	11,166	78,385
Information Services Group, Inc.	52,676	277,603
International Money Express, Inc.(b)	17,171	438,719
Kimball Electronics, Inc.(b)(c)	48,702	1,218,037
Mitek Systems, Inc.(b)(c)	29,154	271,132
MoneyGram International, Inc.(b)	27,357	296,823
Napco Security Technologies, Inc.(b)(c)	7,816	246,986
NETGEAR, Inc.(b)	39,145	708,524
nLight, Inc.(b)(c)	11,221	126,797
ON24, Inc.(b)	10,697	103,119
OneSpan, Inc.(b)	9,867	133,402
PC Connection, Inc.	5,938	260,084
PFSweb, Inc.	4,779	30,777
Priority Technology Holdings, Inc.(b)(c)	14,103	55,284
Ribbon Communications, Inc.(b)	17,624	78,603
Rimini Street, Inc.(b)(c)	49,445	211,625
ScanSource, Inc.(b)	22,649	706,196
SecureWorks Corp., Class A(b)(c)	5,423	41,052
ShotSpotter, Inc.(b)(c)	3,455	117,815
SMART Global Holdings, Inc.(b)	16,087	268,653
TTM Technologies, Inc.(b)	27,785	369,263
Tucows,Inc.,Class A(b)(c)	5,641	130,420
Turtle Beach Corp.(b)	12,887	104,256
Ultra Clean Holdings, Inc.(b)(c)	11,493	366,167
Unisys Corp.(b)	20,257	100,880
Upland Software, Inc.(b)(c)	13,602	78,756
Veeco Instruments, Inc.(b)(c)	11,279	239,904
Viant Technology, Inc., Class A(b)(c)	12,819	50,379
Vishay Precision Group, Inc.(b)	13,173	574,343
WM Technology, Inc.(b)(c)	30,486	33,687

		14,888,637

Materials-6.07%
AdvanSix, Inc.	10,911	448,988
American Vanguard Corp.	16,739	349,343

	Shares	Value
Materials-(continued)
Chase Corp.	3,396	$332,604
Clearwater Paper Corp.(b)	29,319	1,131,420
Coeur Mining, Inc.(b)(c)	69,034	215,386
Dakota Gold Corp.(b)	15,578	43,774
FutureFuel Corp.	46,046	402,902
Glatfelter Corp.	90,270	346,637
Hawkins, Inc.	12,475	507,358
Haynes International, Inc.	7,358	402,556
Intrepid Potash, Inc.(b)(c)	7,602	240,755
Koppers Holdings, Inc.	40,913	1,468,367
Mativ Holdings, Inc., Class A	45,212	1,171,443
Myers Industries, Inc.	16,089	415,740
Olympic Steel, Inc.	19,394	1,018,185
Orion Engineered Carbons S.A. (Germany)	28,420	724,710
Ramaco Resources, Inc.	14,983	149,081
Rayonier Advanced Materials, Inc.(b)	124,624	1,021,917
Ryerson Holding Corp.	11,930	428,645
Schnitzer Steel Industries, Inc., Class A	18,862	616,599
SunCoke Energy, Inc.	135,941	1,292,799
TimkenSteel Corp.(b)(c)	29,652	542,335
Tredegar Corp.	54,843	637,276
TriMas Corp.	11,974	359,100
Trinseo PLC	10,543	244,387
United States Lime & Minerals, Inc.	1,016	163,881
Valhi, Inc.	1,249	29,589

		14,705,777

Real Estate-2.79%
Anywhere Real Estate, Inc.(b)	51,216	296,541
Armada Hoffler Properties, Inc.	18,477	236,875
Bluerock Homes Trust, Inc.(b)(c)	1,532	32,923
Braemar Hotels & Resorts, Inc.(c)	62,685	292,112
BRT Apartments Corp.(c)	5,283	111,841
Chatham Lodging Trust	14,159	172,881
City Office REIT, Inc.	76,895	650,532
Clipper Realty, Inc.	11,700	77,805
CTO Realty Growth, Inc.	12,329	216,744
Diversified Healthcare Trust	484,652	474,959
Douglas Elliman, Inc.(c)	152,423	643,225
Franklin Street Properties Corp.	138,898	336,133
FRP Holdings, Inc.(b)(c)	2,771	151,435
Gladstone Commercial Corp.	10,750	147,060
Global Medical REIT, Inc.(c)	15,600	156,936
Hersha Hospitality Trust, Class A	10,266	85,824
Indus Realty Trust, Inc.	1,401	93,209
Industrial Logistics Properties Trust	24,199	99,216
Office Properties Income Trust(c)	19,528	321,040
One Liberty Properties, Inc.(c)	9,006	203,986
Postal Realty Trust, Inc., Class A	9,545	139,643
RE/MAX Holdings, Inc., Class A	12,471	230,589
RMR Group, Inc. (The), Class A	10,278	289,223
RPT Realty, (Acquired 12/02/2021 -02/24/2023; Cost $255,966)(d)	23,291	249,680
Stratus Properties, Inc.(c)	2,114	45,049
Tejon Ranch Co.(b)(c)	7,043	135,296
Universal Health Realty Income Trust	7,094	376,124
Urstadt Biddle Properties, Inc., Class A	17,717	306,504
Whitestone REIT	20,254	191,400

		6,764,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2023

(Unaudited)

	Shares	Value
Utilities-0.47%
Artesian Resources Corp., Class A	4,869	$274,271
Global Water Resources, Inc.	7,118	93,958
Pure Cycle Corp.(b)(c)	11,618	102,587
Unitil Corp.	6,283	341,292
Via Renewables, Inc.	16,565	97,071
York Water Co. (The)	5,027	218,574

		1,127,753

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $232,777,148)		242,172,079

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.21%
Invesco Private Government Fund, 4.58%(e)(f)(g)	13,032,017	13,032,017

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.83%(e)(f)(g)	33,504,199	$33,510,899

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,545,172)		46,542,916

TOTAL INVESTMENTS IN SECURITIES-119.17% (Cost $279,322,320)		288,714,995
OTHER ASSETS LESS LIABILITIES-(19.17)%		(46,442,377)

NET ASSETS-100.00%		$242,272,618

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Restricted security. The aggregate value of these securities at February 28, 2023 was $1,140,080, which represented less than 1% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income

Invesco Mortgage Capital, Inc.	$-	$85,341	$(1,432)	$(2,095)	$157	$81,971	$4,038

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	2,802,469	(2,802,469)	-	-	-	1,888

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,736,131	32,118,624	(26,822,738)	-	-	13,032,017	179,131	*

Invesco Private Prime Fund	20,588,018	78,862,218	(65,941,454)	(3,479)	5,596	33,510,899	486,083	*

Total	$28,324,149	$113,868,652	$(95,568,093)	$(5,574)	$5,753	$46,624,887	$671,140

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 28, 2023

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 28, 2023

Financials	26.60

Industrials	20.43

Consumer Discretionary	17.73

Health Care	7.03

Information Technology	6.15

Materials	6.07

Energy	5.36

Communication Services	3.98

Consumer Staples	3.35

Sector Types Each Less Than 3%	3.26

Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities

February 28, 2023

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$133,841,267	$2,510,698,224	$242,090,108
Affiliated investments in securities, at value	16,812,332	247,481,644	46,624,887
Cash	-	67,900	-
Foreign currencies, at value	46,896	-	-
Receivable for:
Dividends	518,635	2,966,897	176,813
Securities lending	3,676	78,121	19,043
Investments sold	30,578	-	1,046,465
Fund shares sold	171,098	5,518,851	-
Foreign tax reclaims	166,957	-	-

Total assets	151,591,439	2,766,811,637	289,957,316

Liabilities:
Due to custodian	304,286	-	252,442
Payable for:
Investments purchased	201,722	5,475,801	455,405
Investments purchased - affiliated broker	-	-	359,712
Collateral upon return of securities loaned	16,813,259	238,211,941	46,545,172
Accrued unitary management fees	35,409	562,929	71,967

Total liabilities	17,354,676	244,250,671	47,684,698

Net Assets	$134,236,763	$2,522,560,966	$242,272,618

Net assets consist of:
Shares of beneficial interest	$156,896,786	$2,765,476,837	$289,369,102
Distributable earnings (loss)	(22,660,023)	(242,915,871)	(47,096,484)

Net Assets	$134,236,763	$2,522,560,966	$242,272,618

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,000,001	54,850,001	6,540,001
Net asset value	$22.37	$45.99	$37.04

Market price	$22.37	$46.00	$37.12

Unaffiliated investments in securities, at cost	$127,260,152	$2,406,838,221	$232,693,082

Affiliated investments in securities, at cost	$16,813,259	$247,930,485	$46,629,238

Foreign currencies, at cost	$46,940	$-	$-

(a) Includes securities on loan with an aggregate value of:	$15,850,307	$233,190,159	$44,842,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations

For the six months ended February 28, 2023

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$1,545,390	$21,305,259	$2,073,088
Affiliated dividend income	1,848	109,241	5,926
Securities lending income, net	15,208	230,325	67,870
Foreign withholding tax	(138,089)	(3,168)	(1,495)

Total investment income	1,424,357	21,641,657	2,145,389

Expenses:
Unitary management fees	183,548	3,164,147	374,482

Less: Waivers	(38)	(521)	(52)

Net expenses	183,510	3,163,626	374,430

Net investment income	1,240,847	18,478,031	1,770,959

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,307,432)	(18,424,234)	(9,366,372)
Affiliated investment securities	703	16,616	5,596
Unaffiliated in-kind redemptions	3,939,955	67,741,076	9,221,115
Affiliated in-kind redemptions	-	6,863	157
Foreign currencies	(39,950)	-	(2)

Net realized gain (loss)	1,593,276	49,340,321	(139,506)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	10,482,000	121,273,634	9,411,974
Affiliated investment securities	(1,091)	(448,841)	(5,574)
Foreign currencies	(979)	-	-

Change in net unrealized appreciation	10,479,930	120,824,793	9,406,400

Net realized and unrealized gain	12,073,206	170,165,114	9,266,894

Net increase in net assets resulting from operations	$13,314,053	$188,643,145	$11,037,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Statements of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022	Six Months Ended February 28, 2023	Year Ended August 31, 2022
Operations:
Net investment income	$1,240,847	$3,652,126	$18,478,031	$28,096,122	$1,770,959	$2,095,115
Net realized gain (loss)	1,593,276	(24,948,343)	49,340,321	(80,886,474)	(139,506)	(24,119,276)
Change in net unrealized appreciation (depreciation)	10,479,930	(9,338,111)	120,824,793	(201,723,895)	9,406,400	(5,095,871)

Net increase (decrease) in net assets resulting from operations	13,314,053	(30,634,328)	188,643,145	(254,514,247)	11,037,853	(27,120,032)

Distributions to Shareholders from:
Distributable earnings	(1,315,309)	(6,081,841)	(18,427,166)	(22,289,549)	(1,800,536)	(1,629,687)

Shareholder Transactions:
Proceeds from shares sold	45,746,592	50,581,605	1,201,421,867	3,503,769,481	229,685,518	250,801,195
Value of shares repurchased	(27,225,811)	(45,401,324)	(806,355,922)	(2,974,138,792)	(141,203,367)	(207,533,106)

Net increase in net assets resulting from share transactions	18,520,781	5,180,281	395,065,945	529,630,689	88,482,151	43,268,089

Net increase (decrease) in net assets	30,519,525	(31,535,888)	565,281,924	252,826,893	97,719,468	14,518,370

Net assets:
Beginning of period	103,717,238	135,253,126	1,957,279,042	1,704,452,149	144,553,150	130,034,780

End of period	$134,236,763	$103,717,238	$2,522,560,966	$1,957,279,042	$242,272,618	$144,553,150

Changes in Shares Outstanding:
Shares sold	2,100,000	2,150,000	26,810,000	74,570,000	6,330,000	6,330,000
Shares repurchased	(1,300,000)	(1,950,000)	(18,350,000)	(63,510,000)	(3,960,000)	(5,370,000)
Shares outstanding, beginning of period	5,200,001	5,000,001	46,390,001	35,330,001	4,170,001	3,210,001

Shares outstanding, end of period	6,000,001	5,200,001	54,850,001	46,390,001	6,540,001	4,170,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights

Invesco International Developed Dynamic Multifactor ETF (IMFL)

	Six Months Ended February 28, 2023 (Unaudited)		Year Ended August 31, 2022	For the Period February 22, 2021(a) Through August 31, 2021
Per Share Operating Performance:
Net asset value at beginning of period	$19.95		$27.05	$25.00

Net investment income(b)	0.23		0.71	0.53
Net realized and unrealized gain (loss) on investments	2.44		(6.62)	1.81

Total from investment operations	2.67		(5.91)	2.34

Distributions to shareholders from:
Net investment income	(0.25)		(0.95)	(0.29)
Net realized gains	-		(0.24)	-

Total distributions	(0.25)		(1.19)	(0.29)

Net asset value at end of period	$22.37		$19.95	$27.05

Market price at end of period(c)	$22.37		$19.75	$27.16

Net Asset Value Total Return(d)	13.62%		(22.54)%	9.37	%(e)
Market Price Total Return(d)	14.77%		(23.63)%	9.81	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$134,237		$103,717	$135,253
Ratio to average net assets of:
Expenses	0.34	%(f)	0.34%	0.34	%(f)
Net investment income	2.30	%(f)	2.98%	3.76	%(f)
Portfolio turnover rate(g)	121%		337%	73%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to August 31, 2021 was 9.41%. The market price total return from Fund Inception to August 31, 2021 was 7.90%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights–(continued)

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

									For the Period
	Six Months Ended								November 08, 2017(a)
	February 28,					Two Months Ended			Through
	2023		Years Ended August 31,			August 31,		Year Ended June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$42.19		$48.24	$32.22	$29.77	$29.71		$26.65	$25.00

Net investment income(b)	0.37		0.67	0.52	0.55	0.07		0.54	0.22
Net realized and unrealized gain (loss) on investments	3.80		(6.18)	16.10	2.44	(0.01)		2.99	1.59

Total from investment operations	4.17		(5.51)	16.62	2.99	0.06		3.53	1.81

Distributions to shareholders from:
Net investment income	(0.37)		(0.54)	(0.60)	(0.54)	-		(0.47)	(0.16)

Net asset value at end of period	$45.99		$42.19	$48.24	$32.22	$29.77		$29.71	$26.65

Market price at end of period(c) .	$46.00		$42.24	$48.24	$32.26	$29.79		$29.71

Net Asset Value Total Return(d)	9.98%		(11.48)%	52.12%	10.23%	0.20%		13.37%	7.26%
Market Price Total Return(d)	9.87%		(11.37)%	51.93%	10.29%	0.27%		13.32%	7.28%
Ratios/ Supplemental Data:
Net assets at end of period (000’s omitted)	$2,522,561		$1,957,279	$1,704,452	$990,733	$1,052,542		$998,325	$150,592
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.29	%(f)	0.29%	0.29	%(e)
Net investment income	1.69	%(e)	1.45%	1.24%	1.76%	1.48	%(f)	1.92%	1.42	%(e)
Portfolio turnover rate(g)	99%		336%	126%	321%	83%		138%	213%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights–(continued)

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

									For the Period
	Six Months Ended								November 08, 2017(a)
	February 28,					Two Months Ended			Through
	2023		Years Ended August 31,			August 31,		Year Ended June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019		2019	2018
Per Share Operating Performance:
Net asset value at beginning of period	$34.67		$40.51	$24.92	$25.61	$26.82		$27.12	$25.00

Net investment income(b)	0.32		0.51	0.31	0.31	0.03		0.43	0.22
Net realized and unrealized gain (loss) on investments	2.41		(5.94)	15.59	(0.64)	(1.24)		(0.29)	2.08

Total from investment operations	2.73		(5.43)	15.90	(0.33)	(1.21)		0.14	2.30

Distributions to shareholders from:
Net investment income .	(0.36)		(0.41)	(0.31)	(0.36)	-		(0.44)	(0.18)

Net asset value at end of period	$37.04		$34.67	$40.51	$24.92	$25.61		$26.82	$27.12

Market price at end of period(c)	$37.12		$34.68	$40.50	$24.94	$25.65		$26.82

Net Asset Value Total Return(d)	7.99%		(13.45)%	64.12%	(1.13)%	(4.51)%		0.63%	9.22%
Market Price Total Return(d)	8.19%		(13.41)%	63.95%	(1.20)%	(4.36)%		0.59%	9.21%
Ratios/ Supplemental Data:
Net assets at end of period (000’s omitted)	$242,273		$144,553	$130,035	$43,602	$12,807		$12,071	$13,561
Ratio to average net assets of:
Expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.41	%(f)	0.39%	0.39	%(e)
Net investment income	1.84	%(e)	1.32%	0.86%	1.27%	0.87	%(f)	1.62%	1.30	%(e)
Portfolio turnover rate(g)	89%		265%	127%	282%	64%		189%	173%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 28, 2023

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	“International Developed Dynamic Multifactor ETF”

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	“Russell 1000® Dynamic Multifactor ETF”

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	“Russell 2000® Dynamic Multifactor ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index

Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index

Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

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Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, each Fund (except for International Developed Dynamic Multifactor ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

Russell 1000® Dynamic Multifactor ETF	$16,099

Russell 2000® Dynamic Multifactor ETF	3,826
J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

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and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry

33

or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund (except Russell 2000® Dynamic Multifactor ETF) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

34

election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

International Developed Dynamic Multifactor ETF	0.34%

Russell 1000® Dynamic Multifactor ETF	0.29%

Russell 2000® Dynamic Multifactor ETF	0.39%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 28, 2023, the Adviser waived fees for each Fund in the following amounts:

International Developed Dynamic Multifactor ETF	$38

Russell 1000® Dynamic Multifactor ETF	521

Russell 2000® Dynamic Multifactor ETF	52

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

International Developed Dynamic Multifactor ETF	FTSE International Ltd.

Russell 1000® Dynamic Multifactor ETF	Frank Russell Company

Russell 2000® Dynamic Multifactor ETF	Frank Russell Company

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 28, 2023, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Russell 1000® Dynamic Multifactor ETF	$302,640

Russell 2000® Dynamic Multifactor ETF	77,678

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

NOTE 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

35

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$133,841,267	$-	$-	$133,841,267

Money Market Funds	-	16,812,332	-	16,812,332

Total Investments	$133,841,267	$16,812,332	$-	$150,653,599

Russell 1000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,519,243,155	$-	$172,345	$2,519,415,500

Money Market Funds	566,181	238,198,187	-	238,764,368

Total Investments	$2,519,809,336	$238,198,187	$172,345	$2,758,179,868

Russell 2000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$242,172,079	$-	$-	$242,172,079

Money Market Funds	-	46,542,916	-	46,542,916

Total Investments	$242,172,079	$46,542,916	$-	$288,714,995

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2022, as follows:

	No expiration
	Short-Term	Long-Term	Total*

International Developed Dynamic Multifactor ETF	$27,274,895	$466,426	$27,741,321

Russell 1000® Dynamic Multifactor ETF	377,142,828	-	377,142,828

Russell 2000® Dynamic Multifactor ETF	53,144,860	18,003	53,162,863

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 28, 2023, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
International Developed Dynamic Multifactor ETF	$138,152,511	$134,049,924

Russell 1000® Dynamic Multifactor ETF	2,217,277,618	2,185,047,091

Russell 2000® Dynamic Multifactor ETF	173,241,408	170,700,263

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For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$41,590,420	$27,096,773

Russell 1000® Dynamic Multifactor ETF	1,180,348,118	814,610,550

Russell 2000® Dynamic Multifactor ETF	228,673,071	142,596,355

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 28, 2023, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	(Depreciation)	Appreciation	Cost
International Developed Dynamic Multifactor ETF	$9,735,541	$(6,743,005)	$2,992,536	$147,661,063

Russell 1000® Dynamic Multifactor ETF	160,982,985	(83,433,164)	77,549,821	2,680,630,047

Russell 2000® Dynamic Multifactor ETF	19,888,231	(14,202,165)	5,686,066	283,028,929

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco International Developed Dynamic Multifactor ETF (IMFL)

Actual	$1,000.00	$1,136.20	0.34%	$1.80

Hypothetical (5% return before expenses)	1,000.00	1,023.11	0.34	1.71

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

Actual	1,000.00	1,099.80	0.29	1.51

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

Actual	1,000.00	1,079.90	0.39	2.01

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 28, 2023. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

38

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2023 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	O-FAC-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self Indexed Fund Trust

By:	/s/ Anna Paglia
Name: Anna Paglia
Title: President

Date: May 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia
Name: Anna Paglia
Title: President

Date: May 3, 2023

By:	/s/ Kelli Gallegos
Name: Kelli Gallegos
Title: Treasurer

Date: May 3, 2023